UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Diversified Currency Income Fund

Eaton Vance Emerging and Frontier Countries Equity Fund

Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Floating-Rate Fund

Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Floating-Rate & High Income Fund

Eaton Vance Global Income Builder Fund

Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Global Small-Cap Equity Fund

Eaton Vance Government Opportunities Fund

Eaton Vance High Income Opportunities Fund

Eaton Vance Multi-Asset Credit Fund

Eaton Vance Short Duration Government Income Fund

Eaton Vance Short Duration High Income Fund

Eaton Vance Short Duration Strategic Income Fund

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Eaton Vance Tax-Managed Global Dividend Income Fund

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Eaton Vance Tax-Managed Small-Cap Fund

Eaton Vance Tax-Managed Value Fund

Parametric Tax-Managed International Equity Fund

Eaton Vance

Diversified Currency Income Fund

January 31, 2019 (Unaudited)

Eaton Vance Diversified Currency Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2019, the value of the Fund’s investment in the Portfolio was $87,049,257 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

International Income Portfolio

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 11.8%

Security	Principal Amount (000’s omitted)		Value
Dominican Republic — 5.0%
Dominican Republic, 15.00%, 4/5/19(1)	DOP	216,000	$4,355,011

Total Dominican Republic			$4,355,011

Iceland — 5.1%
Republic of Iceland, 6.25%, 2/5/20	ISK	524,734	$4,419,810

Total Iceland			$4,419,810

Serbia — 1.7%
Serbia Treasury Bond, 10.00%, 2/6/19	RSD	159,000	$1,538,663

Total Serbia			$1,538,663

Total Foreign Government Bonds (identified cost $11,034,193)			$10,313,484

Credit Linked Notes — 1.4%

Security	Principal Amount (000’s omitted)		Value
Ukraine — 1.4%
Ukraine Treasury Bill (Citibank, N.A.), 0.00%, 4/9/19(2)(3)	UAH	33,340	$1,175,175

Total Ukraine			$1,175,175

Total Credit Linked Notes (identified cost $1,154,053)			$1,175,175

Collateralized Mortgage Obligations — 0.5%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$83,866	$90,222
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.57%, 8/25/39		301,384	321,299

Total Collateralized Mortgage Obligations (identified cost $395,546)			$411,521

Mortgage Pass-Throughs — 1.5%

Security	Principal Amount		Value
Federal National Mortgage Association:
2.268%, (COF + 1.25%), with maturity at 2035(4)		$503,992	$499,035
3.939%, (COF + 1.77%), with maturity at 2035(4)		349,505	367,431

1

Security	Principal Amount		Value
7.00%, with maturity at 2033		$234,675	$260,167
8.50%, with maturity at 2032		127,035	148,456

			$1,275,089

Government National Mortgage Association:
9.00%, with various maturities to 2024		66,284	$69,466

			$69,466

Total Mortgage Pass-Throughs (identified cost $1,316,035)			$1,344,555

Short-Term Investments — 77.3%

Foreign Government Securities — 16.4%

Security	Principal Amount (000’s omitted)		Value
Egypt — 7.5%
Egypt Treasury Bill, 0.00%, 2/5/19	EGP	11,325	$639,302
Egypt Treasury Bill, 0.00%, 2/26/19	EGP	5,725	319,776
Egypt Treasury Bill, 0.00%, 4/23/19	EGP	9,850	535,401
Egypt Treasury Bill, 0.00%, 7/23/19	EGP	20,450	1,065,112
Egypt Treasury Bill, 0.00%, 7/30/19	EGP	27,225	1,413,421
Egypt Treasury Bill, 0.00%, 8/6/19	EGP	22,400	1,159,181
Egypt Treasury Bill, 0.00%, 8/20/19	EGP	27,525	1,428,991

Total Egypt			$6,561,184

Georgia — 1.8%
Georgia Treasury Bill, 0.00%, 2/7/19	GEL	3,736	$1,405,538
Georgia Treasury Bill, 0.00%, 7/18/19	GEL	445	162,890

Total Georgia			$1,568,428

Kazakhstan — 1.4%
National Bank of Kazakhstan Note, 0.00%, 3/15/19	KZT	366,468	$953,585
National Bank of Kazakhstan Note, 0.00%, 4/5/19	KZT	113,430	293,678

Total Kazakhstan			$1,247,263

Sri Lanka — 2.2%
Sri Lanka Treasury Bill, 0.00%, 4/12/19	LKR	343,000	$1,890,187

Total Sri Lanka			$1,890,187

Uruguay — 3.5%
Uruguay Treasury Bill, 0.00%, 2/8/19	UYU	27,720	$851,986
Uruguay Treasury Bill, 0.00%, 1/3/20	UYU	76,168	2,143,067

Total Uruguay			$2,995,053

Total Foreign Government Securities (identified cost $14,751,193)			$14,262,115

2

U.S. Treasury Obligations — 56.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/7/19	$2,600	$2,598,995
U.S. Treasury Bill, 0.00%, 2/14/19	11,000	10,990,705
U.S. Treasury Bill, 0.00%, 2/21/19	2,600	2,596,631
U.S. Treasury Bill, 0.00%, 2/26/19	15,000	14,975,625
U.S. Treasury Bill, 0.00%, 3/5/19	2,600	2,594,615
U.S. Treasury Bill, 0.00%, 3/14/19	2,600	2,593,189
U.S. Treasury Bill, 0.00%, 3/21/19	13,000	12,959,319

Total U.S. Treasury Obligations (identified cost $49,309,079)		$49,309,079

Other — 4.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(5)	3,693,558	$3,693,558

Total Other (identified cost $3,693,162)		$3,693,558

Total Short-Term Investments (identified cost $67,753,434)		$67,264,752

Total Investments — 92.5% (identified cost $81,653,261)		$80,509,487

Other Assets, Less Liabilities — 7.5%		$6,547,693

Net Assets — 100.0%		$87,057,180

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $4,355,011 or 5.0% of the Portfolio’s net assets applicable to common shares.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $1,175,175 or 1.3% of the Portfolio’s net assets.

(3)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Citibank, N.A.) in addition to the market risk of the underlying security.

3

(4)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2019.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $72,054.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	396,200	USD	452,540	Standard Chartered Bank	2/1/19	$951	$—
EUR	450,000	USD	514,148	Standard Chartered Bank	2/1/19	922	—
EUR	53,800	USD	61,081	Standard Chartered Bank	2/1/19	498	—
TRY	7,000,000	USD	1,343,802	UBS AG	2/1/19	11,041	—
USD	531,954	EUR	450,000	Standard Chartered Bank	2/1/19	16,884	—
USD	61,469	EUR	53,800	Standard Chartered Bank	2/1/19	—	(110)
USD	452,678	EUR	396,200	Standard Chartered Bank	2/1/19	—	(812)
USD	1,343,903	TRY	7,000,000	HSBC Bank USA, N.A.	2/1/19	—	(10,940)
BRL	5,220,295	USD	1,346,339	Standard Chartered Bank	2/4/19	84,977	—
BRL	5,382,000	USD	1,473,753	Standard Chartered Bank	2/4/19	1,899	—
BRL	2,656,000	USD	684,511	UBS AG	2/4/19	43,719	—
BRL	2,494,295	USD	683,013	UBS AG	2/4/19	880	—
COP	1,248,226,000	USD	394,634	Bank of America, N.A.	2/4/19	7,372	—
COP	715,529,000	USD	226,483	Bank of America, N.A.	2/4/19	3,961	—
COP	1,951,637,000	USD	626,388	Standard Chartered Bank	2/4/19	2,159	—
COP	12,118,000	USD	3,889	Standard Chartered Bank	2/4/19	13	—
CZK	45,000,000	EUR	1,747,234	HSBC Bank USA, N.A.	2/4/19	—	(269)
EUR	1,747,067	CZK	45,000,000	UBS AG	2/4/19	78	—
EUR	1,793,999	SEK	18,600,000	Citibank, N.A.	2/4/19	3,798	—
EUR	1,793,999	SEK	18,600,000	Citibank, N.A.	2/4/19	—	(6,011)
EUR	1,302,875	SEK	13,500,000	The Toronto-Dominion Bank	2/4/19	3,651	—
EUR	1,302,875	SEK	13,500,000	The Toronto-Dominion Bank	2/4/19	—	(4,365)
JPY	158,000,000	USD	1,451,956	UBS AG	2/4/19	—	(1,416)
SEK	18,600,000	EUR	1,788,881	Citibank, N.A.	2/4/19	8,071	—
SEK	13,500,000	EUR	1,302,404	UBS AG	2/4/19	2,309	—
SEK	13,500,000	EUR	1,302,404	UBS AG	2/4/19	—	(1,056)
USD	1,429,474	BRL	5,220,295	Standard Chartered Bank	2/4/19	—	(1,842)
USD	1,449,307	BRL	5,382,000	Standard Chartered Bank	2/4/19	—	(26,346)
USD	727,293	BRL	2,656,000	UBS AG	2/4/19	—	(937)
USD	670,509	BRL	2,494,295	UBS AG	2/4/19	—	(13,384)
USD	229,653	COP	715,529,000	Bank of America, N.A.	2/4/19	—	(791)
USD	400,625	COP	1,248,226,000	Bank of America, N.A.	2/4/19	—	(1,381)
USD	3,789	COP	12,118,000	Standard Chartered Bank	2/4/19	—	(114)
USD	601,075	COP	1,951,637,000	Standard Chartered Bank	2/4/19	—	(27,471)
USD	1,454,345	JPY	158,000,000	State Street Bank and Trust Company	2/4/19	3,805	—
COP	2,864,457,000	USD	899,678	UBS AG	2/6/19	22,773	—
RSD	328,642,013	EUR	2,764,195	Citibank, N.A.	2/6/19	12,079	—
KES	220,000,000	USD	2,126,631	Standard Chartered Bank	2/7/19	55,189	—
TRY	7,000,000	USD	1,338,576	HSBC Bank USA, N.A.	2/8/19	10,837	—
TRY	1,475,000	USD	271,000	Standard Chartered Bank	2/8/19	13,340	—
USD	4,912	COP	15,714,000	Standard Chartered Bank	2/8/19	—	(148)

4

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	781,397	COP	2,540,275,000	Standard Chartered Bank	2/8/19	$—	$(36,585)
RSD	316,330,000	EUR	2,658,906	Citibank, N.A.	2/11/19	12,317	—
USD	394,509	COP	1,248,226,000	Bank of America, N.A.	2/11/19	—	(7,375)
USD	695,460	COP	2,229,221,000	Standard Chartered Bank	2/11/19	—	(22,268)
USD	120,512	KZT	45,680,000	Goldman Sachs International	2/11/19	588	—
SEK	18,600,000	EUR	1,793,924	Citibank, N.A.	2/12/19	2,216	—
SEK	13,500,000	EUR	1,302,824	The Toronto-Dominion Bank	2/12/19	711	—
CZK	65,000,000	EUR	2,510,064	Citibank, N.A.	2/13/19	13,864	—
EUR	1,746,345	CZK	45,000,000	HSBC Bank USA, N.A.	2/13/19	263	—
UGX	982,637,000	USD	253,061	Standard Chartered Bank	2/14/19	14,253	—
UGX	992,807,000	USD	253,591	Standard Chartered Bank	2/15/19	16,421	—
IDR	6,400,000,000	USD	447,646	Credit Agricole Corporate and Investment Bank	2/19/19	10,528	—
IDR	71,943,000,000	USD	4,805,812	JPMorgan Chase Bank, N.A.	2/19/19	344,569	—
AUD	259,894	USD	190,129	Australia and New Zealand Banking Group Limited	2/20/19	—	(1,168)
EUR	358,000	USD	419,708	Goldman Sachs International	2/21/19	—	(9,356)
UGX	2,087,369,000	USD	560,292	Citibank, N.A.	2/25/19	5,950	—
MXN	7,600,000	USD	394,760	HSBC Bank USA, N.A.	2/28/19	1,295	—
TRY	2,000,000	USD	365,917	UBS AG	2/28/19	15,343	—
UGX	994,582,000	USD	253,591	Standard Chartered Bank	2/28/19	16,003	—
ZAR	5,400,000	USD	387,524	Bank of America, N.A.	2/28/19	18,484	—
BRL	1,450,000	USD	383,020	Citibank, N.A.	3/1/19	14,007	—
RUB	30,000,000	USD	449,102	Citibank, N.A.	3/1/19	8,212	—
PHP	130,855,000	USD	2,490,105	Deutsche Bank AG	3/4/19	15,256	—
USD	1,529,344	PHP	80,000,000	Deutsche Bank AG	3/4/19	—	(2,343)
COP	418,797,000	USD	130,385	BNP Paribas	3/5/19	4,331	—
BRL	5,382,000	USD	1,446,444	Standard Chartered Bank	3/6/19	26,846	—
BRL	2,494,295	USD	669,196	UBS AG	3/6/19	13,602	—
COP	2,864,456,000	USD	898,089	Credit Agricole Corporate and Investment Bank	3/6/19	23,294	—
AUD	390,742	USD	282,057	Australia and New Zealand Banking Group Limited	3/11/19	2,121	—
THB	99,122,000	USD	3,027,782	Citibank, N.A.	3/11/19	147,564	—
THB	67,308,000	USD	2,059,104	UBS AG	3/11/19	97,089	—
AUD	3,960,000	USD	2,858,839	Standard Chartered Bank	3/12/19	21,219	—
AUD	1,981,364	USD	1,428,807	Australia and New Zealand Banking Group Limited	3/15/19	12,271	—
KZT	287,540,000	USD	752,723	Goldman Sachs International	3/18/19	—	(1,030)
TRY	8,450,000	USD	1,524,234	Standard Chartered Bank	3/18/19	70,785	—
COP	3,897,722,000	USD	1,214,925	UBS AG	3/20/19	38,161	—
USD	253	COP	801,000	Citibank, N.A.	3/20/19	—	(4)
USD	1,881,135	EUR	1,618,000	JPMorgan Chase Bank, N.A.	3/21/19	21,978	—
USD	1,572,768	EUR	1,372,212	Standard Chartered Bank	3/28/19	—	(4,957)
NOK	22,000,000	EUR	2,244,827	State Street Bank and Trust Company	4/11/19	32,053	—
USD	66,144	EUR	57,622	Goldman Sachs International	4/16/19	—	(217)
USD	482,115	EUR	420,000	Goldman Sachs International	4/16/19	—	(1,579)
CHF	2,150,000	EUR	1,905,805	JPMorgan Chase Bank, N.A.	4/18/19	—	(17,792)
ILS	7,060,000	USD	1,929,640	Bank of America, N.A.	4/18/19	21,920	—
UGX	1,047,780,000	USD	278,295	Citibank, N.A.	4/18/19	3,208	—
COP	3,939,039,000	USD	1,253,333	Credit Agricole Corporate and Investment Bank	4/22/19	11,379	—
NOK	16,363,000	EUR	1,672,313	State Street Bank and Trust Company	4/23/19	19,732	—
UGX	1,065,780,000	USD	271,446	Citibank, N.A.	4/25/19	14,494	—
PEN	16,433,000	USD	4,891,793	Standard Chartered Bank	4/29/19	33,082	—
UGX	970,600,000	USD	247,287	Standard Chartered Bank	4/30/19	12,860	—
USD	455,682	EUR	396,200	Citibank, N.A.	4/30/19	—	(1,143)
USD	3,411,218	EUR	2,962,104	Citibank, N.A.	4/30/19	—	(4,133)
GBP	1,350,000	USD	1,781,615	JPMorgan Chase Bank, N.A.	5/7/19	—	(2,613)
JPY	158,000,000	USD	1,465,374	State Street Bank and Trust Company	5/7/19	—	(3,825)

5

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,469,698	EUR	1,268,600	Standard Chartered Bank	5/9/19	$5,871	$—
USD	110,113	EUR	95,046	Standard Chartered Bank	5/9/19	440	—
USD	62,328	EUR	53,800	Standard Chartered Bank	5/9/19	249	—
UGX	966,940,000	USD	249,533	Standard Chartered Bank	5/20/19	8,547	—
UGX	967,448,000	USD	250,634	Standard Chartered Bank	6/14/19	6,204	—
UGX	1,079,000,000	USD	271,447	Citibank, N.A.	6/26/19	14,275	—
JPY	118,130,422	USD	1,102,194	Standard Chartered Bank	7/22/19	—	(2,636)
MAD	1,838,000	USD	191,339	BNP Paribas	7/22/19	—	(587)
JPY	111,869,578	USD	1,038,300	Standard Chartered Bank	8/1/19	3,838	—
MAD	22,140,000	USD	2,278,950	BNP Paribas	8/9/19	15,593	—
MAD	1,899,000	USD	196,401	Societe Generale	9/11/19	—	(552)
MAD	1,220,000	USD	126,405	Societe Generale	9/13/19	—	(621)

						$1,504,492	$(218,177)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Depreciation
Interest Rate Futures
U.S. 5-Year Treasury Note	11	Short	3/29/19	$(1,263,453)	$(21,141)
U.S. 10-Year Treasury Note	4	Short	3/20/19	(489,875)	(12,781)

					$(33,922)

Abbreviations:

COF	-	Cost of Funds 11th District

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CHF	-	Swiss Franc

COP	-	Colombian Peso

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham

MXN	-	Mexican Peso

NOK	-	Norwegian Krone

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

THB	-	Thai Baht

TRY	-	New Turkish Lira

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

6

At January 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$1,504,492	$(218,177)

Total		$1,504,492	$(218,177)

Interest Rate	Financial Futures Contracts*	$—	$(33,922)

Total		$—	$(33,922)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$10,313,484	$—	$10,313,484
Credit Linked Notes	—	1,175,175	—	1,175,175
Collateralized Mortgage Obligations	—	411,521	—	411,521
Mortgage Pass-Throughs	—	1,344,555	—	1,344,555
Short-Term Investments -
Foreign Government Securities	—	14,262,115	—	14,262,115
U.S. Treasury Obligations	—	49,309,079	—	49,309,079
Other	—	3,693,558	—	3,693,558
Total Investments	$—	$80,509,487	$—	$80,509,487
Forward Foreign Currency Exchange Contracts	$—	$1,504,492	$—	$1,504,492
Total	$—	$82,013,979	$—	$82,013,979

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(218,177)	$—	$(218,177)
Futures Contracts	(33,922)	—	—	(33,922)
Total	$(33,922)	$(218,177)	$—	$(252,099)

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Emerging and Frontier Countries Equity Fund

January 31, 2019 (Unaudited)

Eaton Vance Emerging and Frontier Countries Equity Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Capital Opportunities Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2019, the value of the Fund’s investment in the Portfolio was $174,039,550 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Macro Capital Opportunities Portfolio

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.1%

Security	Shares	Value
Argentina — 10.5%
Adecoagro SA(1)	90,700	$691,134
Arcos Dorados Holdings, Inc., Class A	97,100	890,407
Banco Macro SA, Class B ADR	32,461	1,878,518
BBVA Banco Frances SA ADR	59,745	809,545
Central Puerto SA ADR	57,155	600,127
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	17,175	494,125
Globant SA(1)	24,436	1,651,874
Grupo Financiero Galicia SA, Class B ADR	70,176	2,562,126
Grupo Financiero Valores SA	5,589,500	921,346
Grupo Supervielle SA ADR	56,000	587,440
Loma Negra Cia Industrial Argentina SA ADR(1)	45,027	583,550
Pampa Energia SA ADR(1)	49,869	1,777,830
Telecom Argentina SA ADR	92,288	1,521,829
Transportadora de Gas del Sur SA ADR	62,039	1,044,116
YPF SA ADR	134,109	2,192,682

		$18,206,649

Brazil — 7.0%
AMBEV SA	146,000	$700,938
B3 SA - Brasil Bolsa Balcao	64,900	559,992
Banco Bradesco SA	33,000	364,274
Banco Bradesco SA, PFC Shares	101,800	1,263,289
Banco do Brasil SA	27,700	393,870
Banco Santander Brasil SA	14,600	192,428
BB Seguridade Participacoes SA	24,800	211,200
BRF SA(1)	21,000	135,540
CCR SA	45,600	186,041
Cia Brasileira de Distribuicao, PFC Shares	6,100	162,702
Cia de Saneamento Basico do Estado de Sao Paulo	13,300	158,154
Cia Energetica de Minas Gerais SA, PFC Shares	34,500	131,011
Cielo SA	47,700	156,158
Embraer SA	25,200	133,628
Equatorial Energia SA	6,500	157,100
Gerdau SA, PFC Shares	23,900	102,554
Hypera SA	8,600	75,101
Itau Unibanco Holding SA, PFC Shares	145,800	1,550,264
Itausa-Investimentos Itau SA, PFC Shares	139,400	515,985
Klabin SA	27,700	141,189
Kroton Educacional SA	54,100	169,545
Localiza Rent a Car SA	18,700	170,736
Lojas Americanas SA, PFC Shares	27,700	160,024
Lojas Renner SA	24,100	300,655
Magazine Luiza SA	2,900	142,384
Petroleo Brasileiro SA	91,800	743,773
Petroleo Brasileiro SA, PFC Shares	120,100	842,333

1

Security	Shares	Value
Raia Drogasil SA	8,900	$151,294
Rumo SA(1)	39,100	210,659
Suzano Papel e Celulose SA	21,791	274,837
Telefonica Brasil SA, PFC Shares	15,700	209,595
Ultrapar Participacoes SA	12,900	202,314
Vale SA	95,600	1,192,641
Weg SA	31,200	161,167

		$12,223,375

Canada — 0.1%
Turquoise Hill Resources, Ltd.(1)	113,700	$189,879

		$189,879

China — 11.1%
58.com, Inc. ADR(1)	1,300	$82,420
AAC Technologies Holdings, Inc.	12,500	78,454
Alibaba Group Holding, Ltd. ADR(1)	16,154	2,721,787
Anhui Conch Cement Co., Ltd., Class H	24,000	130,880
ANTA Sports Products, Ltd.	17,000	87,940
Baidu, Inc. ADR(1)	3,980	687,067
Beijing Enterprises Water Group, Ltd.	98,000	56,746
Brilliance China Automotive Holdings, Ltd.	56,000	53,023
BYD Co., Ltd., Class H	14,500	85,819
CGN Power Co., Ltd., Class H(2)	155,000	40,561
China Cinda Asset Management Co., Ltd., Class H	147,000	38,039
China Communications Construction Co., Ltd., Class H	78,000	78,268
China Construction Bank Corp., Class H	1,202,000	1,082,763
China Everbright International, Ltd.	82,222	83,030
China Evergrande Group	59,000	186,095
China Galaxy Securities Co., Ltd., Class H	59,500	30,878
China Gas Holdings, Ltd.	23,600	75,331
China Life Insurance Co., Ltd., Class H	109,000	270,676
China Mengniu Dairy Co., Ltd.	47,000	145,576
China Merchants Port Holdings Co., Ltd.	24,160	47,908
China Mobile, Ltd.	90,000	946,560
China Overseas Land & Investment, Ltd.	60,000	226,328
China Pacific Insurance (Group) Co., Ltd., Class H	42,200	148,604
China Petroleum & Chemical Corp., Class H	382,000	319,426
China Railway Construction Corp., Ltd., Class H	46,500	64,574
China Railway Group, Ltd., Class H	86,000	80,539
China Resources Beer Holdings Co., Ltd.	38,000	133,560
China Resources Gas Group, Ltd.	20,000	78,702
China Resources Land, Ltd.	47,777	186,415
China Resources Power Holdings Co., Ltd.	34,000	68,147
China Shenhua Energy Co., Ltd., Class H	56,000	142,524
China State Construction International Holdings, Ltd.	42,000	40,042
China Taiping Insurance Holdings Co., Ltd.	31,400	86,681
China Telecom Corp., Ltd., Class H	234,000	127,043
China Unicom (Hong Kong), Ltd.	98,000	112,257
China Vanke Co., Ltd., Class H	26,700	108,271
CITIC Securities Co., Ltd., Class H	39,500	80,864
CITIC, Ltd.	75,000	113,615
CNOOC, Ltd.	261,000	436,241
Country Garden Holdings Co., Ltd.	129,000	183,373
Country Garden Services Holdings Co., Ltd.(1)	14,827	22,969

2

Security	Shares	Value
CRRC Corp., Ltd., Class H	79,750	$80,354
CSPC Pharmaceutical Group, Ltd.	84,000	144,916
Ctrip.com International, Ltd. ADR(1)	5,900	196,470
Dongfeng Motor Group Co., Ltd., Class H	54,000	56,610
ENN Energy Holdings, Ltd.	14,000	134,087
Fullshare Holdings, Ltd.	160,000	36,349
Geely Automobile Holdings, Ltd.	80,000	136,112
GF Securities Co., Ltd., Class H	24,600	35,337
Great Wall Motor Co., Ltd., Class H	53,500	36,422
Guangdong Investment, Ltd.	48,000	91,665
Guangzhou Automobile Group Co., Ltd., Class H	74,400	80,805
Haitong Securities Co., Ltd., Class H	60,000	67,913
Hanergy Thin Film Power Group, Ltd.(1)(3)	302,000	192,427
Hengan International Group Co., Ltd.	12,500	97,787
Huaneng Power International, Inc., Class H	96,000	60,340
Huatai Securities Co., Ltd., Class H(2)	34,000	63,654
Industrial & Commercial Bank of China, Ltd., Class H	1,061,000	824,252
JD.com, Inc. ADR(1)	10,624	264,006
Lenovo Group, Ltd.	160,000	116,808
NetEase, Inc. ADR	1,181	297,529
New China Life Insurance Co., Ltd., Class H	16,000	68,123
New Oriental Education & Technology Group, Inc. ADR(1)	2,374	182,893
People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	53,593
PetroChina Co., Ltd., Class H	320,000	206,533
PICC Property & Casualty Co., Ltd., Class H	114,000	118,054
Ping An Insurance (Group) Co. of China, Ltd., Class H	77,000	749,638
Semiconductor Manufacturing International Corp.(1)	7,300	6,898
Shenzhou International Group Holdings, Ltd.	12,000	141,304
SINA Corp.(1)	1,200	73,704
Sino Biopharmaceutical, Ltd.	135,000	114,202
Sinopharm Group Co., Ltd., Class H	22,400	100,107
Sunac China Holdings, Ltd.	32,000	127,453
Sunny Optical Technology Group Co., Ltd.	17,000	168,711
TAL Education Group ADR(1)	4,548	141,124
Tencent Holdings, Ltd.	81,800	3,641,293
Tencent Music Entertainment Group ADR(1)	13,500	201,825
Vipshop Holdings, Ltd. ADR(1)	6,998	53,815
Want Want China Holdings, Ltd.	103,000	83,473
Weibo Corp. ADR(1)	120	7,279
Yum China Holdings, Inc.	7,500	273,375
YY, Inc. ADR(1)	600	41,658
Zhuzhou CRRC Times Electric Co., Ltd., Class H	11,000	61,189

		$19,400,083

Croatia — 1.3%
Adris Grupa DD, PFC Shares	9,000	$578,063
Ericsson Nikola Tesla DD	930	144,278
Hrvatski Telekom DD	52,252	1,225,069
Koncar-Elektroindustrija DD	1,480	138,598
Valamar Riviera DD	48,200	252,759

		$2,338,767

Cyprus — 0.9%
Bank of Cyprus Holdings PLC(1)	1,234,390	$1,588,991

		$1,588,991

3

Security	Shares	Value
Egypt — 3.9%
Abou Kir Fertilizers & Chemical Industries	257,600	$336,650
Alexandria Mineral Oils Co.	436,996	140,162
Commercial International Bank Egypt SAE	192,300	902,143
Credit Agricole Egypt SAE	315,572	762,910
Eastern Tobacco	410,875	390,257
Edita Food Industries SAE	46,471	37,446
Egypt Kuwait Holding Co. SAE	333,700	423,980
Egyptian Financial Group-Hermes Holding Co.(1)	403,650	389,809
ElSewedy Electric Co.	918,200	909,909
Ezz Steel Co SAE(1)	157,535	182,211
Ghabbour Auto(1)	506,400	140,838
Heliopolis Housing	104,500	109,873
Ibnsina Pharma SAE(1)	253,100	159,698
Juhayna Food Industries	360,800	234,568
Medinet Nasr Housing(1)	582,609	218,641
Palm Hills Developments SAE(1)	1,464,484	197,035
Qalaa Holdings SAE(1)	1,195,300	243,601
Sidi Kerir Petrochemicals Co.	192,200	193,591
Six of October Development & Investment Co.(1)	197,700	171,579
Talaat Moustafa Group	742,600	471,141
Telecom Egypt	266,700	213,932

		$6,829,974

Georgia — 2.9%
Bank of Georgia Group PLC	92,860	$1,865,376
Georgia Capital PLC(1)	48,700	693,302
TBC Bank Group PLC	132,586	2,502,275

		$5,060,953

Iceland — 0.6%
Reitir Fasteignafelag HF	733,400	$448,357
Siminn HF	9,345,200	293,515
Sjova-Almennar Tryggingar HF	957,020	116,657
Tryggingamidstodin HF	492,000	113,945
Vatryggingafelag Islands HF	135,180	12,127

		$984,601

India — 5.3%
Adani Ports and Special Economic Zone, Ltd.	22,802	$108,755
Adani Power, Ltd.(1)	9,483	6,216
Ambuja Cements, Ltd.	21,000	62,103
Asian Paints, Ltd.	8,100	160,603
Aurobindo Pharma, Ltd.	7,300	80,735
Bajaj Auto, Ltd.	2,400	86,679
Bajaj Finance, Ltd.	4,600	167,481
Bajaj Finserv, Ltd.	1,200	103,370
Bharat Petroleum Corp., Ltd.	22,800	111,656
Bharti Airtel, Ltd.	34,700	149,353
Bharti Infratel, Ltd.	15,719	65,633
Cipla, Ltd.	9,500	69,068
Coal India, Ltd.	19,072	60,132
Dabur India, Ltd.	18,500	116,461
Dr. Reddy’s Laboratories, Ltd.	3,000	114,731

4

Security	Shares	Value
Eicher Motors, Ltd.	400	$107,191
GAIL (India), Ltd.	22,754	106,776
Godrej Consumer Products, Ltd.	10,800	108,049
Grasim Industries, Ltd.	10,000	101,370
HCL Technologies, Ltd.	16,228	230,043
Hero MotoCorp, Ltd.	1,300	48,074
Hindalco Industries, Ltd.	30,900	91,103
Hindustan Petroleum Corp., Ltd.	19,000	63,083
Hindustan Unilever, Ltd.	17,900	442,210
Housing Development Finance Corp., Ltd.	22,890	619,208
Indiabulls Housing Finance, Ltd.	8,300	77,631
Indian Oil Corp., Ltd.	38,400	74,149
Infosys, Ltd.	88,314	931,217
ITC, Ltd.	93,750	367,245
JSW Steel, Ltd.	25,000	97,038
Larsen & Toubro, Ltd.	14,250	262,499
LIC Housing Finance, Ltd.	12,100	76,907
Lupin, Ltd.	5,700	70,230
Mahindra & Mahindra, Ltd.	21,600	207,375
Maruti Suzuki India, Ltd.	2,900	271,325
Motherson Sumi Systems, Ltd.	40,725	80,732
Nestle India, Ltd.	700	113,175
Oil & Natural Gas Corp., Ltd.	34,800	69,025
Piramal Enterprises, Ltd.	2,702	76,915
Reliance Industries, Ltd.	68,600	1,186,412
Shree Cement, Ltd.	360	79,916
Shriram Transport Finance Co., Ltd.	6,100	87,506
Tata Consultancy Services, Ltd.	24,556	694,968
Tata Motors, Ltd.(1)	45,100	115,066
Tata Steel, Ltd.(4)	11,747	79,200
Tata Steel, Ltd.(4)	792	379
Tech Mahindra, Ltd.	15,900	163,743
Titan Co., Ltd.	10,400	146,398
UltraTech Cement, Ltd.	2,700	133,863
UPL, Ltd.	10,100	111,776
Vedanta, Ltd.	43,100	120,663
Wipro, Ltd.	25,471	132,075
Zee Entertainment Enterprises, Ltd.	16,300	86,937

		$9,294,448

Indonesia — 3.4%
Adaro Energy Tbk PT	717,400	$71,693
Astra International Tbk PT	834,900	506,494
Bank Central Asia Tbk PT	511,400	1,034,518
Bank Mandiri Persero Tbk PT	796,000	426,595
Bank Rakyat Indonesia Persero Tbk PT	2,311,500	640,724
Bumi Serpong Damai Tbk PT(1)	436,800	41,728
Charoen Pokphand Indonesia Tbk PT	365,200	193,577
Gudang Garam Tbk PT	22,900	137,168
Hanjaya Mandala Sampoerna Tbk PT	470,400	129,062
Indah Kiat Pulp & Paper Corp. Tbk PT	213,300	199,723
Indocement Tunggal Prakarsa Tbk PT	140,400	193,550
Indofood CBP Sukses Makmur Tbk PT	120,400	93,061
Indofood Sukses Makmur Tbk PT	336,500	187,168

5

Security	Shares	Value
Kalbe Farma Tbk PT	1,603,900	$183,822
Matahari Department Store Tbk PT	116,000	58,312
Perusahaan Gas Negara Persero Tbk PT	507,600	93,763
Semen Indonesia Persero Tbk PT	225,200	204,649
Surya Citra Media Tbk PT	321,200	43,461
Telekomunikasi Indonesia Persero Tbk PT	3,032,900	846,418
Unilever Indonesia Tbk PT	100,000	357,807
United Tractors Tbk PT	118,400	218,366

		$5,861,659

Kazakhstan — 2.8%
Central Asia Metals PLC	313,336	$940,843
Halyk Savings Bank of Kazakhstan JSC GDR(4)(5)	167,650	1,688,571
Halyk Savings Bank of Kazakhstan JSC GDR(4)(5)	104,200	1,052,420
KAZ Minerals PLC	150,094	1,171,984

		$4,853,818

Kuwait — 6.5%
Agility Public Warehousing Co. KSC	360,965	$922,821
Alimtiaz Investment Group KSC	331,476	143,323
Boubyan Bank KSCP	308,929	590,337
Burgan Bank SAK	253,234	244,081
Gulf Bank KSCP	446,399	412,482
Humansoft Holding Co. KSC	39,605	418,828
Kuwait Finance House KSCP	1,065,129	2,138,184
Kuwait Projects Co. Holdings KSC	206,679	138,029
Mabanee Co. SAKC	212,764	437,524
Mezzan Holding Co. KSCC	103,632	154,605
Mobile Telecommunications Co.	924,183	1,404,401
National Bank of Kuwait SAK	1,294,534	3,707,744
National Industries Group Holding SAK	438,000	241,454
Warba Bank KSCP(1)	430,151	312,009

		$11,265,822

Mauritius — 2.3%
Alteo, Ltd.	189,877	$125,309
CIEL, Ltd.	1,093,473	201,779
Gamma Civic, Ltd.	107,086	113,773
La Sablonniere, Ltd.(1)	154,071	184,976
Lux Island Resorts, Ltd.	66,516	138,223
MCB Group, Ltd.	303,608	2,436,702
New Mauritius Hotels, Ltd.	263,068	155,624
Rogers & Co., Ltd.	187,150	213,546
Sun, Ltd., Class A	156,512	224,614
Terra Mauricia, Ltd.	182,256	112,650
The Lux Collective, Ltd.(1)	66,516	4,869

		$3,912,065

Mongolia — 0.0%(6)
Mongolian Mining Corp.(1)	1,893,500	$32,384

		$32,384

Pakistan — 0.0%(6)
Bank Alfalah, Ltd.	23,500	$8,334
Pakistan Oilfields, Ltd.	6,660	22,797

6

Security	Shares	Value
Pakistan State Oil Co., Ltd.	14,560	$25,949

		$57,080

Peru — 3.4%
Alicorp SAA	174,200	$552,833
Cementos Pacasmayo SAA	126,238	256,080
Cia de Minas Buenaventura SA ADR	51,880	811,922
Credicorp, Ltd.	2,666	647,252
Engie Energia Peru SA	79,000	129,866
Ferreycorp SAA	1,036,400	784,892
Grana y Montero SAA ADR(1)	119,700	381,843
InRetail Peru Corp.(1)(2)	22,000	751,300
Southern Copper Corp.	26,202	880,911
Union Andina de Cementos SAA	406,700	317,782
Volcan Cia Minera SAA, Class B	2,145,300	483,539

		$5,998,220

Serbia — 4.1%
Energoprojekt Holding AD Beograd(1)	74,772	$457,392
Komercijalna Banka AD Beograd(1)	130,558	3,095,535
MESSER Tehnogas AD Beograd(1)	200	20,868
Metalac AD(1)	53,233	1,038,219
NIS AD Novi Sad	371,854	2,450,381

		$7,062,395

Singapore — 1.2%
Yoma Strategic Holdings, Ltd.	8,240,033	$2,085,061

		$2,085,061

South Korea — 11.5%
AMOREPACIFIC Corp.	1,031	$168,608
AMOREPACIFIC Group	1,208	74,646
Celltrion Healthcare Co., Ltd.(1)	1,405	94,280
Celltrion, Inc.(1)	2,972	588,440
CJ CheilJedang Corp.	360	110,971
Coway Co., Ltd.	1,881	141,757
DB Insurance Co., Ltd.	2,130	133,018
E-MART, Inc.	775	133,868
GS Holdings Corp.	2,070	101,317
Hankook Tire Co., Ltd.	3,265	122,817
Hanmi Pharm Co., Ltd.	265	103,690
HLB, Inc.(1)	1,320	89,490
Hotel Shilla Co., Ltd.	1,249	86,378
Hyundai Engineering & Construction Co., Ltd.	2,997	168,403
Hyundai Heavy Industries Co., Ltd.(1)	1,443	180,582
Hyundai Heavy Industries Holdings Co., Ltd.	439	142,099
Hyundai Mobis Co., Ltd.	2,156	436,735
Hyundai Motor Co.	4,770	556,094
Hyundai Motor Co., Second PFC Shares	1,675	126,757
Hyundai Steel Co.	3,421	157,415
Kakao Corp.	1,706	152,836
Kangwon Land, Inc.	5,696	174,271
Kia Motors Corp.	8,940	292,321

7

Security	Shares	Value
Korea Aerospace Industries, Ltd.(1)	3,184	$97,947
Korea Electric Power Corp.	8,392	259,342
Korea Investment Holdings Co., Ltd.(1)	1,826	105,905
Korea Zinc Co., Ltd.	367	145,333
KT&G Corp.	3,649	324,913
LG Chem, Ltd.	1,446	479,701
LG Corp.	3,208	224,308
LG Display Co., Ltd.	8,699	148,167
LG Electronics, Inc.	3,573	214,460
LG Household & Health Care, Ltd.	293	333,368
Lotte Chemical Corp.	611	165,260
Medy-Tox, Inc.	178	83,373
Mirae Asset Daewoo Co., Ltd.	16,931	116,071
Mirae Asset Daewoo Co., Ltd., Second PFC Shares	2,304	7,766
Naver Corp.	5,045	618,444
NCsoft Corp.	613	258,124
Netmarble Corp.(1)(2)	1,128	108,869
Orion Corp. of Republic of Korea	900	91,911
POSCO	2,738	675,881
S-Oil Corp.	1,759	165,630
Samsung Biologics Co., Ltd.(1)(2)	540	194,888
Samsung C&T Corp.	2,448	264,853
Samsung Electro-Mechanics Co., Ltd.	1,889	184,867
Samsung Electronics Co., Ltd.	141,930	5,917,645
Samsung Electronics Co., Ltd., PFC Shares	28,930	980,310
Samsung Fire & Marine Insurance Co., Ltd.	1,045	256,398
Samsung Heavy Industries Co., Ltd.(1)	15,800	129,785
Samsung Life Insurance Co., Ltd.	2,384	189,560
Samsung SDI Co., Ltd.	1,758	354,868
Samsung SDS Co., Ltd.	1,162	234,517
Shinsegae, Inc.	362	86,446
SillaJen, Inc.(1)	2,033	138,571
SK Holdings Co., Ltd.	1,072	254,641
SK Hynix, Inc.	18,752	1,253,941
SK Innovation Co., Ltd.	2,001	339,666
SK Telecom Co., Ltd.	827	191,457
ViroMed Co., Ltd.(1)	570	142,383

		$20,076,362

Sri Lanka — 1.4%
Access Engineering PLC	1,668,000	$128,690
Ceylon Cold Stores PLC	16,000	55,301
Dialog Axiata PLC	1,485,330	82,392
Hayleys PLC	40,000	42,649
Hemas Holdings PLC	210,485	100,165
John Keells Holdings PLC	1,204,200	1,062,510
Lion Brewery Ceylon PLC	20,200	67,448
Melstacorp PLC(1)	200,000	50,646
Royal Ceramics Lanka PLC	80,669	32,911
Softlogic Life Insurance PLC(1)	2,500,000	647,459
Tokyo Cement Co Lanka PLC	1,143,000	151,021

		$2,421,192

Taiwan — 4.1%
Advantech Co., Ltd.	7,699	$58,057

8

Security	Shares	Value
ASE Technology Holding Co., Ltd.	61,358	$123,399
Asia Cement Corp.	52,000	62,523
Asustek Computer, Inc.	12,000	93,543
AU Optronics Corp.	156,000	61,152
Catcher Technology Co., Ltd.	12,000	92,376
Cathay Financial Holding Co., Ltd.	134,000	192,702
Cheng Shin Rubber Industry Co., Ltd.	28,000	39,674
China Steel Corp.	210,000	175,100
Chunghwa Telecom Co., Ltd.	64,000	224,511
Compal Electronics, Inc.	95,000	56,970
Delta Electronics, Inc.	33,680	168,291
Far Eastern New Century Corp.	59,700	58,598
Far EasTone Telecommunications Co., Ltd.	32,000	75,105
Formosa Chemicals & Fibre Corp.	59,000	205,328
Formosa Petrochemical Corp.	22,000	78,120
Formosa Plastics Corp.	70,000	234,256
Foxconn Technology Co., Ltd.	18,291	35,695
Fubon Financial Holding Co., Ltd.	112,000	164,218
Hon Hai Precision Industry Co., Ltd.	200,508	464,762
Hotai Motor Co., Ltd.	5,000	48,412
Innolux Corp.	180,000	62,074
Largan Precision Co., Ltd.	2,000	254,297
Nan Ya Plastics Corp.	85,000	212,387
Pegatron Corp.	30,000	51,246
Pou Chen Corp.	42,000	50,937
President Chain Store Corp.	10,000	106,214
Quanta Computer, Inc.	51,000	93,980
Shin Kong Financial Holding Co., Ltd.	180,522	51,854
Taiwan Cement Corp.	73,700	91,344
Taiwan Mobile Co., Ltd.	31,000	110,778
Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	2,944,932
Uni-President Enterprises Corp.	82,960	196,590
United Microelectronics Corp.	220,000	84,022
Yuanta Financial Holding Co., Ltd.	158,675	88,780

		$7,112,227

Thailand — 0.3%
Mega Lifesciences PCL	436,400	$458,581

		$458,581

United Arab Emirates — 0.1%
Orascom Construction PLC	16,400	$100,085

		$100,085

Vietnam — 9.4%
Bao Viet Holdings	43,700	$174,472
Binh Minh Plastics JSC	62,900	125,226
Coteccons Construction JSC	24,000	139,849
Domesco Medical Import Export JSC	59,000	191,024
FPT Corp.	122,318	229,255
Gemadept Corp.	61,050	68,106
HA TIEN 1 Cement JSC	87,880	59,361
Ho Chi Minh City Infrastructure Investment JSC(1)	262,900	261,391
Ho Chi Minh City Securities Corp.	38,400	75,622

9

Security	Shares	Value
Hoa Binh Construction Group JSC	77,600	$53,861
Hoa Phat Group JSC(1)	795,140	953,030
Hoa Sen Group	157,327	44,942
Hoang Anh Gia Lai International Agriculture JSC(1)	204,900	126,667
Hoang Huy Investment Financial Services JSC	167,400	135,424
Imexpharm Pharmaceutical JSC(1)	37,445	80,483
KIDO Group Corp.	106,100	91,755
Kinh Bac City Development Share Holding Corp.(1)	202,100	123,330
Masan Group Corp.(1)	548,450	1,844,438
Mobile World Investment Corp.	53,333	191,208
Nam Long Investment Corp.	161,476	182,891
No Va Land Investment Group Corp.(1)	248,890	607,366
Pan Group JSC (The)(1)	70,937	114,635
PetroVietnam Ca Mau Fertilizer JSC	121,700	46,821
PetroVietnam Drilling & Well Services JSC(1)	160,214	113,240
PetroVietnam Fertilizer & Chemical JSC	149,250	146,329
PetroVietnam Gas JSC	45,000	171,299
PetroVietnam Nhon Trach 2 Power JSC	90,300	113,849
PetroVietnam Technical Services Corp.	315,543	252,206
Pha Lai Thermal Power JSC	82,000	80,197
Phat Dat Real Estate Development Corp.(1)	83,100	92,403
Refrigeration Electrical Engineering Corp.	143,700	209,612
Saigon - Hanoi Commercial Joint Stock Bank(1)	23,340	7,217
Saigon Beer Alcohol Beverage Corp.	49,600	498,092
SSI Securities Corp.	262,330	296,859
Thanh Thanh Cong - Bien Hoa JSC	128,048	109,849
Tien Phong Plastic JSC	22,600	40,947
TNG Investment & Trading JSC(1)	12	9
Van Phu - Invest Investment JSC(1)	51,300	92,023
Vicostone JSC	28,400	74,706
Viet Capital Securities JSC	282,825	442,503
Vietnam Dairy Products JSC	335,908	1,957,429
Vietnam Electrical Equipment JSC	131,600	122,841
Vietnam National Petroleum Group	56,100	130,799
Vietnam Prosperity JSC Bank(1)	1,755,487	1,538,924
Vietnam Technological & Commercial Joint Stock Bank(1)	1,608,600	1,966,113
Vingroup JSC(1)	399,041	1,791,050
Vinh Hoan Corp.	37,100	147,926

		$16,317,579

Total Common Stocks (identified cost $148,458,494)		$163,732,250

Short-Term Investments — 4.3%

U.S. Treasury Obligations — 0.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/26/19(7)	$1,500	$1,497,563

Total U.S. Treasury Obligations (identified cost $1,497,563)		$1,497,563

10

Other — 3.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(8)	5,958,853	$5,958,853

Total Other (identified cost $5,958,564)		$5,958,853

Total Short-Term Investments (identified cost $7,456,127)		$7,456,416

Total Investments — 98.4% (identified cost $155,914,621)		$171,188,666

Other Assets, Less Liabilities — 1.6%		$2,851,968

Net Assets — 100.0%		$174,040,634

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $1,159,272 or 0.7% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Securities are traded on separate exchanges for the same entity.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $2,740,991 or 1.6% of the Portfolio’s net assets.

(6)	Amount is less than 0.05%.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $53,936.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	29.7%	$51,763,270
Information Technology	10.7	18,616,020
Communication Services	8.1	14,101,299
Materials	8.1	14,101,131
Consumer Staples	7.7	13,398,580
Consumer Discretionary	7.4	12,947,679
Energy	6.7	11,664,563
Industrials	6.3	10,901,299

11

Sector	Percentage of Net Assets	Value
Real Estate	4.7%	$8,087,937
Utilities	2.8	4,885,234
Health Care	1.9	3,265,238
Short-Term Investments	4.3	7,456,416

Total Investments	98.4%	$171,188,666

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,751,465	KRW	4,193,200,000	JPMorgan Chase Bank, N.A.	4/15/19	$—	$(25,735)
USD	5,431,257	KRW	6,067,800,000	JPMorgan Chase Bank, N.A.	4/15/19	—	(34,568)
EUR	74,181	USD	85,156	Citibank, N.A.	4/16/19	275	—
USD	30,374	EUR	26,459	Citibank, N.A.	4/16/19	—	(98)
USD	2,303,290	EUR	2,006,435	Citibank, N.A.	4/16/19	—	(7,429)
USD	2,532,190	EUR	2,205,834	Citibank, N.A.	4/16/19	—	(8,167)
USD	2,788,265	EUR	2,428,905	Citibank, N.A.	4/16/19	—	(8,993)
USD	5,745,375	EUR	5,004,894	Citibank, N.A.	4/16/19	—	(18,530)
CNH	154,260,000	USD	22,314,480	BNP Paribas	6/28/19	682,950	—
CNH	11,900,000	USD	1,715,686	BNP Paribas	6/28/19	58,393	—
CNH	4,540,000	USD	659,405	BNP Paribas	6/28/19	17,429	—
CNH	10,300,000	USD	1,479,609	Citibank, N.A.	6/28/19	55,939	—
USD	27,101,854	CNH	181,000,000	BNP Paribas	6/28/19	117,964	—
USD	2,724,057	CNH	18,480,000	Citibank, N.A.	7/22/19	—	(30,713)

						$932,950	$(134,233)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation
Equity Futures
MSCI Emerging Markets Index	198	Long	3/15/19	$10,539,540	$934,021

					$934,021

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized (Depreciation)
UBS AG	CNY	18,510	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 9.00% on USD 2,733,824 (pays quarterly)	7/18/19	$(93,730)

						$(93,730)

12

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares
Currency Abbreviations:

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

EUR	-	Euro

KRW	-	South Korean Won

USD	-	United States Dollar

At January 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts and total return swaps to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts	$934,021	$—
Equity Price	Total return swaps	—	(93,730)

Total		$934,021	$(93,730)

Foreign Exchange	Forward foreign currency exchange contracts	$932,950	$(134,233)

Total		$932,950	$(134,233)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$6,277,751	$81,500,296	$192,427	$87,970,474
Emerging Europe	—	17,035,707	—	17,035,707
Latin America	36,428,244	—	—	36,428,244
Middle East/Africa	189,845	21,918,101	—	22,107,946
North America	189,879	—	—	189,879
Total Common Stocks	$43,085,719	$120,454,104 **	$192,427	$163,732,250
Short-Term Investments -
U.S. Treasury Obligations	$—	$1,497,563	$—	1,497,563
Other	—	5,958,853	—	5,958,853
Total Investments	$43,085,719	$127,910,520	$192,427	$171,188,666
Forward Foreign Currency Exchange Contracts	$—	$932,950	$—	$932,950
Futures Contracts	934,021	—	—	934,021
Total	$44,019,740	$128,843,470	$192,427	$173,055,637

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(134,233)	$—	$(134,233)
Swap Contracts	—	(93,730)	—	(93,730)
Total	$—	$(227,963)	$—	$(227,963)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2019 is not presented.

Derivatives. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate.

Total Return Swaps. In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

14

Eaton Vance

Emerging Markets Local Income Fund

January 31, 2019 (Unaudited)

Eaton Vance Emerging Markets Local Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Emerging Markets Local Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2019, the value of the Fund’s investment in the Portfolio was $797,952,239 and the Fund owned 88.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Emerging Markets Local Income Portfolio

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 52.5%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.1%
Republic of Albania, 5.75%, 11/12/20(1)	EUR	646	$796,509

Total Albania			$796,509

Argentina — 0.8%
Argentina POM Politica Monetaria, 56.47%, (ARLLMONP), 6/21/20(2)	ARS	94,320	$2,808,744
City of Buenos Aires, 50.12%, (BADLAR + 5.00%), 1/23/22(2)	ARS	1,132	29,489
City of Buenos Aires, 52.79%, (BADLAR + 3.25%), 3/29/24(2)	ARS	10,091	254,575
Provincia de Buenos Aires, 50.20%, (BADLAR + 3.83%), 5/31/22(2)	ARS	16,822	425,442
Provincia de Buenos Aires, 53.85%, (BADLAR + 3.75%), 4/12/25(1)(2)(3)	ARS	77,967	1,971,807
Republic of Argentina, 4.50%, 6/21/19	USD	334	329,696
Republic of Argentina, 15.50%, 10/17/26	ARS	84,573	1,848,107

Total Argentina			$7,667,860

Armenia — 0.5%
Republic of Armenia, 6.00%, 9/30/20(1)	USD	4,150	$4,248,894

Total Armenia			$4,248,894

Bahrain — 0.4%
CBB International Sukuk Co., 6.875%, 10/5/25(1)	USD	200	$211,827
Kingdom of Bahrain, 6.125%, 8/1/23(1)	USD	840	880,977
Kingdom of Bahrain, 6.75%, 9/20/29(1)	USD	200	203,174
Kingdom of Bahrain, 7.00%, 10/12/28(1)	USD	1,040	1,078,730
Kingdom of Bahrain, 7.50%, 9/20/47(1)	USD	1,430	1,430,878

Total Bahrain			$3,805,586

Barbados — 0.3%
Government of Barbados, 6.625%, 12/5/35(1)(4)	USD	4,628	$2,520,872

Total Barbados			$2,520,872

Bosnia and Herzegovina — 0.3%
Republic of Srpska, 1.50%, 6/30/23	BAM	162	$92,695
Republic of Srpska, 1.50%, 10/30/23	BAM	442	249,847
Republic of Srpska, 1.50%, 12/15/23	BAM	24	13,522
Republic of Srpska, 1.50%, 5/31/25	BAM	3,893	2,164,580
Republic of Srpska, 1.50%, 6/9/25	BAM	374	207,304
Republic of Srpska, 1.50%, 12/24/25	BAM	407	230,845
Republic of Srpska, 1.50%, 9/25/26	BAM	289	159,802
Republic of Srpska, 1.50%, 9/26/27	BAM	99	53,516

Total Bosnia and Herzegovina			$3,172,111

Brazil — 0.9%
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	$1,478,553
Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	6,556,675

Total Brazil			$8,035,228

1

Security	Principal Amount (000’s omitted)		Value
Colombia — 0.4%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$2,116,669
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,338,228

Total Colombia			$3,454,897

Costa Rica — 0.0%(5)
Titulo Propiedad UD, 1.00%, 1/12/22(6)	CRC	65,060	$96,246

Total Costa Rica			$96,246

Croatia — 0.7%
Croatia, 6.75%, 11/5/19(1)	USD	5,813	$5,963,307

Total Croatia			$5,963,307

Dominican Republic — 0.8%
Dominican Republic, 8.90%, 2/15/23(1)	DOP	11,200	$215,450
Dominican Republic, 10.50%, 4/7/23(1)	DOP	331,300	6,622,398
Dominican Republic, 11.00%, 11/6/26(1)	DOP	6,200	124,364
Dominican Republic, 11.00%, 12/4/26(1)	DOP	6,700	134,413

Total Dominican Republic			$7,096,625

Fiji — 0.9%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	7,781	$7,764,154

Total Fiji			$7,764,154

Indonesia — 8.7%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,080,572
Indonesia Government Bond, 7.50%, 8/15/32	IDR	92,887,000	6,091,087
Indonesia Government Bond, 7.50%, 5/15/38	IDR	386,372,000	25,229,974
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	343,177
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	815,031
Indonesia Government Bond, 8.25%, 5/15/36	IDR	305,659,000	21,427,303
Indonesia Government Bond, 8.375%, 3/15/24	IDR	43,330,000	3,147,608
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,020,273
Indonesia Government Bond, 8.75%, 5/15/31	IDR	114,246,000	8,384,614
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,309,525
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	3,902,601
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	441,673
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,706,881
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	675,383
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	1,781,352

Total Indonesia			$79,357,054

Macedonia — 0.7%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	1,470	$1,780,781
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	3,491	4,288,421

Total Macedonia			$6,069,202

2

Security	Principal Amount (000’s omitted)		Value
Malaysia — 2.1%
Malaysia Government Bond, 3.733%, 6/15/28	MYR	81,500	$19,379,112

Total Malaysia			$19,379,112

Mexico — 0.8%
Mexican Bonos, 7.75%, 11/13/42	MXN	37,000	$1,737,983
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	2,038,122
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	1,842,299
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,286,467

Total Mexico			$6,904,871

Peru — 8.6%
Peru Government Bond, 5.20%, 9/12/23	PEN	103,217	$31,784,198
Peru Government Bond, 5.70%, 8/12/24	PEN	29,000	9,067,984
Peru Government Bond, 6.15%, 8/12/32(1)(3)	PEN	6,029	1,844,738
Peru Government Bond, 6.35%, 8/12/28	PEN	87,142	27,651,813
Peru Government Bond, 6.90%, 8/12/37	PEN	2,162	703,611
Peru Government Bond, 8.20%, 8/12/26	PEN	20,412	7,225,591

Total Peru			$78,277,935

Russia — 3.1%
Russia Government Bond, 7.70%, 3/23/33	RUB	778,365	$11,549,856
Russia Government Bond, 7.75%, 9/16/26	RUB	31,480	477,724
Russia Government Bond, 8.15%, 2/3/27	RUB	881,000	13,645,594
Russia Government Bond, 8.50%, 9/17/31	RUB	173,092	2,739,246

Total Russia			$28,412,420

Serbia — 7.3%
Republic of Serbia, 4.875%, 2/25/20(1)	USD	5,594	$5,670,453
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	2,844,150	29,608,410
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	558,970	5,819,247
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	971,450
Serbia Treasury Bond, 10.00%, 9/11/21	RSD	475,000	5,348,002
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	1,508,250	17,237,070
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	152,500	1,908,237

Total Serbia			$66,562,869

Seychelles — 0.2%
Republic of Seychelles, 8.00%, 1/1/26(1)	USD	1,376	$1,401,153

Total Seychelles			$1,401,153

South Africa — 6.0%
Republic of South Africa, 6.875%, 5/27/19	USD	5,814	$5,880,971
Republic of South Africa, 8.50%, 1/31/37	ZAR	262,840	18,056,866
Republic of South Africa, 8.75%, 1/31/44	ZAR	110,987	7,672,154
Republic of South Africa, 8.75%, 2/28/48	ZAR	231,000	15,963,404
Republic of South Africa, 10.50%, 12/21/26	ZAR	80,000	6,675,639

Total South Africa			$54,249,034

3

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 2.6%
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	190,000	$1,029,050
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	429,690	2,330,707
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	792,910	4,223,907
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	640,000	3,590,135
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	140	788
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	114,000	632,945
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	445,800	2,443,150
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	45,000	251,560
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	142,000	799,651
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	809,000	4,607,525
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	592,730	3,311,447

Total Sri Lanka			$23,220,865

Tanzania — 0.3%
United Republic of Tanzania, 8.799%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	2,975	$3,036,168

Total Tanzania			$3,036,168

Thailand — 1.9%
Thailand Government Bond, 1.25%, 3/12/28(1)(6)	THB	507,898	$15,155,708
Thailand Government Bond, 3.40%, 6/17/36	THB	55,000	1,859,175

Total Thailand			$17,014,883

Turkey — 4.1%
Turkey Government Bond, 7.10%, 3/8/23	TRY	91,804	$13,575,190
Turkey Government Bond, 7.50%, 11/7/19	USD	1,625	1,660,537
Turkey Government Bond, 8.50%, 9/14/22	TRY	50,512	8,031,434
Turkey Government Bond, 10.70%, 8/17/22	TRY	14,780	2,494,491
Turkey Government Bond, 12.40%, 3/8/28	TRY	23,227	4,171,882
Turkey Government Bond, 16.20%, 6/14/23	TRY	36,761	7,405,421

Total Turkey			$37,338,955

Total Foreign Government Bonds (identified cost $493,573,152)			$475,846,810

Foreign Corporate Bonds — 1.1%

Security	Principal Amount (000’s omitted)		Value
Colombia — 0.0%(5)
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$233,669

Total Colombia			$233,669

Indonesia — 0.2%
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	21,720,000	$1,466,467

Total Indonesia			$1,466,467

4

Security	Principal Amount (000’s omitted)		Value
Mexico — 0.9%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$310,878
Grupo Televisa SAB, 7.25%, 5/14/43	MXN	198,150	6,879,410
Petroleos Mexicanos, 7.19%, 9/12/24(3)	MXN	10,630	439,158
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	287,954

Total Mexico			$7,917,400

Total Foreign Corporate Bonds (identified cost $8,748,741)			$9,617,536

Sovereign Loans — 0.4%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.1%
Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(4)(7)		$3,760	$1,301,148

Total Barbados			$1,301,148

Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 6.28%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(2)(7)		$1,600	$1,551,421

Total Ethiopia			$1,551,421

Kenya — 0.1%
Government of Kenya, Term Loan, 7.57%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(2)		$730	$730,000

Total Kenya			$730,000

Total Sovereign Loans (identified cost $6,012,383)			$3,582,569

Credit Linked Notes — 1.2%

Security	Principal Amount (000’s omitted)		Value
Ukraine — 1.2%
Ukraine Treasury Bill (Citibank, N.A.), 0.00%, 4/9/19(3)(8)	UAH	321,880	$11,345,694

Total Ukraine			$11,345,694

Total Credit Linked Notes (identified cost $11,141,764)			$11,345,694

5

Short-Term Investments — 43.3%

Foreign Government Securities — 14.8%

Security	Principal Amount (000’s omitted)		Value
Egypt — 12.7%
Egypt Treasury Bill, 0.00%, 2/5/19	EGP	140,950	$7,956,694
Egypt Treasury Bill, 0.00%, 3/19/19	EGP	118,100	6,532,129
Egypt Treasury Bill, 0.00%, 4/2/19	EGP	130,625	7,210,884
Egypt Treasury Bill, 0.00%, 4/9/19	EGP	125,275	6,891,712
Egypt Treasury Bill, 0.00%, 4/16/19	EGP	174,125	9,545,881
Egypt Treasury Bill, 0.00%, 4/23/19	EGP	318,950	17,336,683
Egypt Treasury Bill, 0.00%, 6/4/19	EGP	35,975	1,930,966
Egypt Treasury Bill, 0.00%, 6/18/19	EGP	36,000	1,919,495
Egypt Treasury Bill, 0.00%, 7/23/19	EGP	380,750	19,830,873
Egypt Treasury Bill, 0.00%, 7/30/19	EGP	33,075	1,717,131
Egypt Treasury Bill, 0.00%, 8/6/19	EGP	637,300	32,979,734
Egypt Treasury Bill, 0.00%, 8/20/19	EGP	7,425	385,477
Egypt Treasury Bill, 0.00%, 9/3/19	EGP	16,875	862,276

Total Egypt			$115,099,935

Georgia — 1.9%
Bank of Georgia Promissory Note, 7.40%, 5/17/19	GEL	2,460	$926,215
Bank of Georgia Promissory Note, 7.40%, 5/21/19	GEL	1,430	538,390
Bank of Georgia Promissory Note, 7.40%, 5/23/19	GEL	1,460	549,674
Bank of Georgia Promissory Note, 7.40%, 5/27/19	GEL	2,430	914,832
Bank of Georgia Promissory Note, 7.40%, 5/28/19	GEL	989	372,145
Bank of Georgia Promissory Note, 7.40%, 5/30/19	GEL	1,980	745,396
Bank of Georgia Promissory Note, 7.40%, 6/3/19	GEL	1,920	722,777
Bank of Georgia Promissory Note, 7.40%, 6/18/19	GEL	990	372,617
Bank of Georgia Promissory Note, 7.40%, 6/24/19	GEL	1,670	628,509
Bank of Georgia Promissory Note, 7.40%, 6/26/19	GEL	2,983	1,122,443
Bank of Georgia Promissory Note, 7.40%, 7/1/19	GEL	3,950	1,486,457
Bank of Georgia Promissory Note, 7.40%, 7/2/19	GEL	3,330	1,253,123
Bank of Georgia Promissory Note, 7.59%, 6/10/19	GEL	1,042	392,511
Bank of Georgia Promissory Note, 7.59%, 6/14/19	GEL	1,532	577,131
Bank of Georgia Promissory Note, 7.59%, 6/19/19	GEL	685	257,992
Bank of Georgia Promissory Note, 7.59%, 6/21/19	GEL	1,350	508,443
Bank of Georgia Promissory Note, 7.59%, 6/25/19	GEL	1,470	553,620
Georgia Treasury Bill, 0.00%, 5/16/19	GEL	2,700	997,475
Georgia Treasury Bill, 0.00%, 6/13/19	GEL	3,780	1,387,210
Georgia Treasury Bill, 0.00%, 7/18/19	GEL	6,595	2,414,071

Total Georgia			$16,721,031

Uruguay — 0.2%
Uruguay Treasury Bill, 0.00%, 1/3/20	UYU	70,150	$1,973,745

Total Uruguay			$1,973,745

Total Foreign Government Securities (identified cost $132,558,442)			$133,794,711

6

U.S. Treasury Obligations — 13.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/7/19(9)	$19,775	$19,767,354
U.S. Treasury Bill, 0.00%, 2/14/19(9)	19,800	19,783,269
U.S. Treasury Bill, 0.00%, 2/21/19	19,775	19,749,375
U.S. Treasury Bill, 0.00%, 2/26/19(9)	21,000	20,965,875
U.S. Treasury Bill, 0.00%, 3/5/19(9)	19,775	19,734,044
U.S. Treasury Bill, 0.00%, 3/14/19	19,775	19,723,200

Total U.S. Treasury Obligations (identified cost $119,723,117)		$119,723,117

Other — 15.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(10)	139,083,241	$139,083,241

Total Other (identified cost $139,071,063)		$139,083,241

Total Short-Term Investments (identified cost $391,352,622)		$392,601,069

Total Investments — 98.5% (identified cost $910,828,662)		$892,993,678

Other Assets, Less Liabilities — 1.5%		$13,999,417

Net Assets — 100.0%		$906,993,095

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $69,045,312 or 7.6% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2019.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $15,601,397 or 1.7% of the Portfolio’s net assets.

(4)	Issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Amount is less than 0.05%.

(6)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

7

(8)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Citibank, N.A.) in addition to the market risk of the underlying security.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $840,094.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	103,605,113	USD	26,720,254	Standard Chartered Bank	2/4/19	$1,686,501	$—
BRL	81,874,000	USD	21,115,696	Standard Chartered Bank	2/4/19	1,332,758	—
BRL	86,495,800	USD	22,984,214	Standard Chartered Bank	2/4/19	731,458	—
BRL	17,000,000	USD	4,327,902	Standard Chartered Bank	2/4/19	333,208	—
BRL	56,126,700	USD	15,078,727	Standard Chartered Bank	2/4/19	310,256	—
BRL	215,861,000	USD	59,109,231	Standard Chartered Bank	2/4/19	76,172	—
BRL	84,396,000	USD	23,110,162	Standard Chartered Bank	2/4/19	29,781	—
BRL	52,699,000	USD	13,581,716	UBS AG	2/4/19	867,451	—
BRL	41,645,000	USD	10,732,852	UBS AG	2/4/19	685,496	—
BRL	100,065,613	USD	27,400,973	UBS AG	2/4/19	35,311	—
BRL	39,123,000	USD	10,713,053	UBS AG	2/4/19	13,805	—
COP	25,975,028,770	USD	8,221,767	Bank of America, N.A.	2/4/19	143,782	—
COP	8,172,565,770	USD	2,623,027	Bank of America, N.A.	2/4/19	9,039	—
COP	17,692,609,000	USD	5,678,534	Standard Chartered Bank	2/4/19	19,569	—
COP	109,854,000	USD	35,258	Standard Chartered Bank	2/4/19	121	—
CZK	77,000,000	EUR	2,989,425	UBS AG	2/4/19	—	(135)
EUR	2,989,246	CZK	77,000,000	HSBC Bank USA, N.A.	2/4/19	—	(71)
EUR	3,481,566	PLN	14,883,000	Citibank, N.A.	2/4/19	—	(13,228)
EUR	4,480,000	USD	5,131,003	Standard Chartered Bank	2/4/19	—	(3,196)
PLN	14,883,000	EUR	3,480,699	Standard Chartered Bank	2/4/19	14,221	—
USD	4,655,111	BRL	17,000,000	Standard Chartered Bank	2/4/19	—	(5,999)
USD	15,369,178	BRL	56,126,700	Standard Chartered Bank	2/4/19	—	(19,806)
USD	22,419,562	BRL	81,874,000	Standard Chartered Bank	2/4/19	—	(28,891)
USD	23,685,150	BRL	86,495,800	Standard Chartered Bank	2/4/19	—	(30,522)
USD	28,370,194	BRL	103,605,113	Standard Chartered Bank	2/4/19	—	(36,560)
USD	22,726,808	BRL	84,396,000	Standard Chartered Bank	2/4/19	—	(413,135)
USD	58,128,720	BRL	215,861,000	Standard Chartered Bank	2/4/19	—	(1,056,683)
USD	11,403,653	BRL	41,645,000	UBS AG	2/4/19	—	(14,695)
USD	14,430,570	BRL	52,699,000	UBS AG	2/4/19	—	(18,596)
USD	10,516,935	BRL	39,123,000	UBS AG	2/4/19	—	(209,923)
USD	26,899,358	BRL	100,065,613	UBS AG	2/4/19	—	(536,925)
USD	8,336,820	COP	25,975,028,770	Bank of America, N.A.	2/4/19	—	(28,729)
USD	2,583,802	COP	8,172,565,770	Bank of America, N.A.	2/4/19	—	(48,264)
USD	34,351	COP	109,854,000	Standard Chartered Bank	2/4/19	—	(1,029)
USD	5,449,060	COP	17,692,609,000	Standard Chartered Bank	2/4/19	—	(249,042)
USD	5,124,672	EUR	4,480,000	UBS AG	2/4/19	—	(3,134)
EUR	1,690,617	RSD	200,000,000	Citibank, N.A.	2/5/19	2,130	—
RSD	200,000,000	EUR	1,682,581	Citibank, N.A.	2/5/19	7,069	—

8

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZAR	52,742,816	USD	3,980,791	Standard Chartered Bank	2/5/19	$—	$(4,328)
COP	24,677,360,000	USD	7,750,744	UBS AG	2/6/19	196,189	—
ARS	168,365,000	USD	4,317,051	Goldman Sachs International	2/7/19	181,336	—
EUR	4,480,000	USD	5,125,962	UBS AG	2/7/19	3,130	—
USD	5,418,309	PEN	18,281,375	The Bank of Nova Scotia	2/7/19	—	(75,010)
USD	14,285,911	ZAR	205,679,489	Barclays Bank PLC	2/7/19	—	(1,215,753)
COP	36,480,000,000	USD	11,497,912	UBS AG	2/8/19	248,848	—
TRY	93,280,000	USD	17,580,761	Standard Chartered Bank	2/8/19	401,134	—
TRY	3,458,000	USD	635,335	Standard Chartered Bank	2/8/19	31,275	—
USD	44,534	COP	142,458,000	Standard Chartered Bank	2/8/19	—	(1,338)
USD	7,083,779	COP	23,028,929,000	Standard Chartered Bank	2/8/19	—	(331,663)
USD	7,819,548	TRY	41,737,622	Standard Chartered Bank	2/8/19	—	(226,351)
COP	8,172,565,770	USD	2,582,985	Bank of America, N.A.	2/11/19	48,284	—
COP	8,000,000,000	USD	2,573,175	Credit Agricole Corporate and Investment Bank	2/11/19	2,535	—
TRY	133,699,000	USD	25,155,823	Goldman Sachs International	2/11/19	574,382	—
TRY	82,495,435	USD	14,908,769	Standard Chartered Bank	2/11/19	967,375	—
UGX	3,041,210,000	USD	742,664	Citibank, N.A.	2/11/19	85,296	—
USD	6,304,707	COP	20,209,052,000	Standard Chartered Bank	2/11/19	—	(201,875)
USD	2,183,301	TRY	11,603,879	Goldman Sachs International	2/11/19	—	(49,851)
USD	18,049,470	TRY	95,929,918	Goldman Sachs International	2/11/19	—	(412,123)
USD	21,739,221	TRY	115,540,330	Goldman Sachs International	2/11/19	—	(496,371)
ZAR	13,000,000	USD	942,241	Citibank, N.A.	2/12/19	36,991	—
CZK	200,000,000	EUR	7,723,275	Citibank, N.A.	2/13/19	42,658	—
ZAR	103,188,000	USD	7,474,336	Standard Chartered Bank	2/13/19	297,457	—
COP	10,291,648,230	USD	3,153,050	UBS AG	2/14/19	160,078	—
UGX	4,261,176,000	USD	1,097,393	Standard Chartered Bank	2/14/19	61,806	—
UGX	4,305,277,000	USD	1,099,688	Standard Chartered Bank	2/15/19	71,207	—
ARS	30,000,000	USD	775,795	BNP Paribas	2/19/19	15,776	—
IDR	358,171,000,000	USD	23,925,919	JPMorgan Chase Bank, N.A.	2/19/19	1,715,450	—
MAD	41,539,644	USD	4,302,397	BNP Paribas	2/19/19	49,451	—
RSD	425,000,000	EUR	3,578,345	JPMorgan Chase Bank, N.A.	2/19/19	6,849	—
TRY	24,342,000	USD	4,384,366	Standard Chartered Bank	2/19/19	279,283	—
USD	4,119,441	ARS	157,815,802	BNP Paribas	2/19/19	—	(44,642)
USD	2,608,653	EUR	2,285,956	Credit Agricole Corporate and Investment Bank	2/19/19	—	(11,149)
USD	28,340,695	ZAR	389,299,406	State Street Bank and Trust Company	2/19/19	—	(959,812)
ZAR	57,109,000	USD	4,147,026	Citibank, N.A.	2/19/19	151,267	—
ZAR	218,318,000	USD	15,893,381	State Street Bank and Trust Company	2/19/19	538,260	—
MXN	203,948,660	USD	10,057,136	Standard Chartered Bank	2/20/19	583,989	—
EUR	48,456,818	USD	56,809,320	Goldman Sachs International	2/21/19	—	(1,266,403)
USD	3,950,207	EUR	3,369,420	Goldman Sachs International	2/21/19	88,059	—
EUR	2,160,181	USD	2,464,853	Deutsche Bank AG	2/22/19	11,432	—
EUR	147,574	USD	168,288	Deutsche Bank AG	2/22/19	881	—
EUR	130,173	USD	148,892	Deutsche Bank AG	2/22/19	329	—
USD	3,973,097	ZAR	52,742,816	Standard Chartered Bank	2/22/19	4,797	—
ZAR	90,312,000	USD	6,514,306	Credit Agricole Corporate and Investment Bank	2/22/19	280,650	—
TRY	5,582,110	USD	1,037,241	BNP Paribas	2/25/19	28,655	—
UGX	9,051,811,000	USD	2,429,690	Citibank, N.A.	2/25/19	25,802	—
CLP	1,786,000,000	USD	2,676,457	Goldman Sachs International	2/28/19	47,176	—
CLP	13,346,886,000	USD	19,767,015	Standard Chartered Bank	2/28/19	586,863	—

9

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CLP	1,640,000,000	USD	2,448,858	Standard Chartered Bank	2/28/19	$52,127	$—
COP	10,729,800,000	USD	3,300,766	UBS AG	2/28/19	151,420	—
MAD	11,151,000	USD	1,160,354	Credit Agricole Corporate and Investment Bank	2/28/19	7,476	—
MAD	11,139,000	USD	1,160,313	Credit Agricole Corporate and Investment Bank	2/28/19	6,260	—
MXN	101,771,617	USD	4,900,401	Credit Agricole Corporate and Investment Bank	2/28/19	403,171	—
MXN	181,985,020	USD	9,548,185	Goldman Sachs International	2/28/19	—	(64,494)
RUB	2,039,427,159	USD	30,695,773	Standard Chartered Bank	2/28/19	397,213	—
RUB	250,000,000	USD	3,762,794	Standard Chartered Bank	2/28/19	48,692	—
UGX	4,312,974,000	USD	1,099,687	Standard Chartered Bank	2/28/19	69,398	—
USD	5,224,931	EUR	4,438,779	JPMorgan Chase Bank, N.A.	2/28/19	134,041	—
USD	2,032,329	IDR	29,816,299,246	Goldman Sachs International	2/28/19	—	(102,581)
USD	2,677,254	IDR	39,278,000,000	Goldman Sachs International	2/28/19	—	(135,133)
USD	1,857,765	MXN	38,582,098	Credit Agricole Corporate and Investment Bank	2/28/19	—	(152,844)
USD	4,999,856	MXN	95,295,492	Goldman Sachs International	2/28/19	33,772	—
USD	4,327,294	PEN	14,552,258	Citibank, N.A.	2/28/19	—	(42,597)
USD	1,910,096	PEN	6,480,000	The Bank of Nova Scotia	2/28/19	—	(35,781)
USD	5,208,548	PEN	17,670,000	The Bank of Nova Scotia	2/28/19	—	(97,568)
USD	11,737,657	PEN	39,820,000	The Bank of Nova Scotia	2/28/19	—	(219,874)
USD	3,926,578	RUB	260,791,510	Standard Chartered Bank	2/28/19	—	(49,434)
USD	3,914,028	RUB	260,048,000	Standard Chartered Bank	2/28/19	—	(50,649)
USD	8,859,497	RUB	588,625,005	Standard Chartered Bank	2/28/19	—	(114,645)
IDR	37,918,600,000	USD	2,691,935	Goldman Sachs International	3/4/19	23,324	—
IDR	69,350,000,000	USD	4,802,632	JPMorgan Chase Bank, N.A.	3/4/19	163,355	—
IDR	134,300,000,000	USD	9,494,521	JPMorgan Chase Bank, N.A.	3/4/19	122,378	—
IDR	18,000,000,000	USD	1,217,697	JPMorgan Chase Bank, N.A.	3/4/19	71,239	—
USD	4,986,150	IDR	72,000,000,000	JPMorgan Chase Bank, N.A.	3/4/19	—	(169,597)
USD	12,979,057	IDR	187,417,576,900	JPMorgan Chase Bank, N.A.	3/4/19	—	(441,465)
COP	17,066,965,501	USD	5,313,501	BNP Paribas	3/5/19	176,481	—
MXN	490,800,000	USD	23,933,623	HSBC Bank USA, N.A.	3/5/19	1,623,886	—
BRL	215,861,000	USD	58,013,895	Standard Chartered Bank	3/6/19	1,076,728	—
BRL	84,396,000	USD	22,681,914	Standard Chartered Bank	3/6/19	420,973	—
BRL	7,322,800	USD	2,000,016	Standard Chartered Bank	3/6/19	4,556	—
BRL	1,160,131	USD	317,002	Standard Chartered Bank	3/6/19	577	—
BRL	100,065,613	USD	26,846,675	UBS AG	3/6/19	545,672	—
BRL	39,123,000	USD	10,496,338	UBS AG	3/6/19	213,343	—
COP	24,677,360,000	USD	7,737,062	Credit Agricole Corporate and Investment Bank	3/6/19	200,681	—
THB	40,000,000	USD	1,222,643	Bank of America, N.A.	3/11/19	58,746	—
THB	3,000,000	USD	94,771	Bank of America, N.A.	3/11/19	1,333	—
THB	57,000,000	USD	1,801,232	Citibank, N.A.	3/11/19	24,747	—
THB	1,104,000,000	USD	33,745,988	Deutsche Bank AG	3/11/19	1,620,344	—
THB	50,000,000	USD	1,533,037	Deutsche Bank AG	3/11/19	68,699	—
THB	400,406,000	USD	12,237,347	Goldman Sachs International	3/11/19	589,548	—
THB	333,802,862	USD	10,190,587	JPMorgan Chase Bank, N.A.	3/11/19	502,695	—
THB	271,197,138	USD	8,279,312	JPMorgan Chase Bank, N.A.	3/11/19	408,413	—
THB	160,000,000	USD	4,893,715	Morgan Stanley & Co. International PLC	3/11/19	231,841	—
THB	527,500,000	USD	16,184,953	Standard Chartered Bank	3/11/19	713,362	—
USD	1,741,676	THB	57,000,000	Citibank, N.A.	3/11/19	—	(84,303)
COP	15,264,484,000	USD	4,774,926	Credit Agricole Corporate and Investment Bank	3/13/19	133,772	—
COP	15,535,516,000	USD	4,872,359	Goldman Sachs International	3/13/19	123,496	—

10

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PEN	12,650,000	USD	3,756,273	Standard Chartered Bank	3/14/19	$40,669	$—
USD	15,176,115	EUR	12,928,496	Standard Chartered Bank	3/14/19	329,979	—
USD	1,647,422	PEN	5,548,024	Standard Chartered Bank	3/14/19	—	(17,836)
USD	10,828,923	PEN	36,468,565	Standard Chartered Bank	3/14/19	—	(117,243)
MAD	4,612,000	USD	476,569	Societe Generale	3/18/19	5,770	—
TRY	19,806,000	USD	3,572,659	Standard Chartered Bank	3/18/19	165,913	—
COP	35,818,779,000	USD	11,164,759	UBS AG	3/20/19	350,688	—
USD	287,133	COP	907,952,000	Citibank, N.A.	3/20/19	—	(4,766)
USD	31,319,370	EUR	27,325,597	Standard Chartered Bank	3/28/19	—	(98,719)
MYR	88,400,000	USD	21,280,693	Goldman Sachs International	4/4/19	388,286	—
MYR	6,500,000	USD	1,556,513	Morgan Stanley & Co. International PLC	4/4/19	36,794	—
USD	3,432,302	EUR	2,987,000	Goldman Sachs International	4/4/19	—	(4,210)
PLN	120,196,649	EUR	27,838,506	Credit Agricole Corporate and Investment Bank	4/8/19	312,071	—
PLN	11,140,000	EUR	2,583,808	Credit Agricole Corporate and Investment Bank	4/8/19	24,671	—
DOP	492,000,000	USD	9,627,577	Citibank, N.A.	4/9/19	—	(70,460)
TRY	24,500,000	USD	5,381,741	Standard Chartered Bank	4/9/19	—	(812,019)
CLP	1,750,600,000	USD	2,589,951	Standard Chartered Bank	4/11/19	79,539	—
EUR	10,097,000	USD	11,653,150	Goldman Sachs International	4/11/19	—	(29,802)
UGX	1,857,890,000	USD	473,107	Standard Chartered Bank	4/11/19	26,741	—
MAD	14,085,000	USD	1,479,517	Credit Agricole Corporate and Investment Bank	4/15/19	—	(9,580)
UGX	4,849,592,000	USD	1,282,961	Citibank, N.A.	4/15/19	20,737	—
EUR	17,000,000	USD	19,515,174	Citibank, N.A.	4/16/19	62,941	—
EUR	23,316,000	USD	26,764,297	Goldman Sachs International	4/16/19	87,664	—
EUR	36,422	USD	41,809	Goldman Sachs International	4/16/19	137	—
USD	641,155	EUR	558,549	Goldman Sachs International	4/16/19	—	(2,100)
USD	3,215,974	EUR	2,801,630	Goldman Sachs International	4/16/19	—	(10,534)
USD	3,784,313	EUR	3,296,745	Goldman Sachs International	4/16/19	—	(12,395)
CZK	298,283,500	EUR	11,610,139	JPMorgan Chase Bank, N.A.	4/18/19	—	(89,183)
UGX	4,543,680,000	USD	1,206,821	Citibank, N.A.	4/18/19	13,911	—
COP	39,416,464,000	USD	12,541,631	Credit Agricole Corporate and Investment Bank	4/22/19	113,864	—
ARS	189,002,000	USD	4,572,998	Goldman Sachs International	4/25/19	92,890	—
MXN	451,834,314	USD	23,360,812	Bank of America, N.A.	4/25/19	—	(14,936)
PLN	64,631,555	USD	17,158,691	Goldman Sachs International	4/25/19	244,825	—
PLN	15,000,000	USD	3,982,271	Goldman Sachs International	4/25/19	56,820	—
UGX	4,621,720,000	USD	1,177,118	Citibank, N.A.	4/25/19	62,854	—
USD	11,645,571	MXN	224,954,000	Bank of America, N.A.	4/25/19	22,398	—
CZK	270,002,822	EUR	10,466,698	Barclays Bank PLC	4/29/19	—	(39,371)
HUF	2,972,240,000	EUR	9,344,645	Citibank, N.A.	4/29/19	62,192	—
HUF	7,973,700,000	EUR	25,016,997	HSBC Bank USA, N.A.	4/29/19	226,920	—
MXN	250,000,000	USD	12,992,319	HSBC Bank USA, N.A.	4/29/19	—	(82,883)
PLN	64,345,700	EUR	14,937,236	BNP Paribas	4/29/19	107,015	—
PLN	42,300,000	EUR	9,814,150	State Street Bank and Trust Company	4/29/19	76,563	—
USD	1,685,454	PEN	5,661,945	Standard Chartered Bank	4/29/19	—	(11,398)
USD	2,925,312	PEN	9,827,000	Standard Chartered Bank	4/29/19	—	(19,783)
USD	9,825,484	PEN	33,006,749	Standard Chartered Bank	4/29/19	—	(66,448)
UGX	3,233,200,000	USD	823,745	Standard Chartered Bank	4/30/19	42,837	—
CZK	77,000,000	EUR	2,974,743	HSBC Bank USA, N.A.	5/2/19	—	(103)
PLN	14,883,000	EUR	3,464,392	Citibank, N.A.	5/2/19	13,175	—
RSD	200,000,000	EUR	1,675,042	Citibank, N.A.	5/6/19	188	—
USD	2,062,193	EUR	1,780,024	Standard Chartered Bank	5/9/19	8,238	—
USD	857,071	EUR	739,798	Standard Chartered Bank	5/9/19	3,424	—
USD	203,123	EUR	175,330	Standard Chartered Bank	5/9/19	811	—

11

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UGX	4,193,109,000	USD	1,082,093	Standard Chartered Bank	5/20/19	$37,064	$—
MAD	12,519,000	USD	1,298,988	Credit Agricole Corporate and Investment Bank	6/13/19	3,146	—
UGX	4,195,308,000	USD	1,086,867	Standard Chartered Bank	6/14/19	26,904	—
UGX	4,679,050,000	USD	1,177,120	Citibank, N.A.	6/26/19	61,905	—
UGX	4,788,440,000	USD	1,242,460	Standard Chartered Bank	7/8/19	22,302	—
MAD	20,154,000	USD	2,098,064	BNP Paribas	7/22/19	—	(6,441)
MYR	12,893,000	USD	3,147,090	Deutsche Bank AG	7/24/19	7,975	—
USD	4,353,083	MYR	18,000,000	Deutsche Bank AG	7/24/19	—	(51,723)
USD	2,804,981	MYR	11,600,000	JPMorgan Chase Bank, N.A.	7/24/19	—	(33,672)
USD	4,345,517	MYR	18,000,000	JPMorgan Chase Bank, N.A.	7/24/19	—	(59,290)
USD	8,380,226	MYR	34,700,000	Standard Chartered Bank	7/24/19	—	(111,263)
USD	1,613,949	EUR	1,394,111	Standard Chartered Bank	8/1/19	—	(6,209)
MAD	1,872,000	USD	190,244	BNP Paribas	9/5/19	2,991	—
MAD	9,136,000	USD	942,828	BNP Paribas	9/5/19	227	—
XOF	315,025,569	EUR	461,711	Societe Generale	9/30/19	—	(1,945)
XOF	186,020,000	EUR	272,697	ICBC Standard Bank PLC	10/4/19	—	(1,462)
XOF	309,966,000	EUR	454,496	ICBC Standard Bank PLC	11/5/19	—	(5,807)
TRY	41,747,000	USD	9,087,683	Goldman Sachs International	2/3/20	—	(2,253,537)
TRY	29,500,000	USD	6,402,604	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,573,339)
TRY	3,589,471	USD	778,965	Deutsche Bank AG	2/10/20	—	(192,701)
TRY	3,689,000	USD	801,434	Standard Chartered Bank	2/10/20	—	(198,914)
TRY	468,264	USD	101,598	Standard Chartered Bank	2/14/20	—	(25,217)
TRY	4,711,529	USD	1,023,467	Standard Chartered Bank	2/14/20	—	(254,944)
TRY	5,652,500	USD	1,131,405	Bank of America, N.A.	3/20/20	—	(219,823)
TRY	51,100,000	USD	10,413,695	Bank of America, N.A.	3/20/20	—	(2,172,763)

						$27,790,876	$(18,459,016)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
2/7/19	COP	43,714,800	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	$14,078,841	$324,306
2/7/19	COP	13,000,000	Republic of Colombia, 7.00%, 6/30/32	Deutsche Bank AG	4,186,795	117,749
2/7/19	COP	6,393,000	Republic of Colombia, 7.50%, 8/26/26	Deutsche Bank AG	2,058,937	44,067
2/7/19	COP	37,000,000	Republic of Colombia, 7.75%, 9/18/30	Deutsche Bank AG	11,916,264	251,493
2/7/19	COP	34,254,800	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	11,032,142	78,869
2/7/19	COP	15,000,000	Republic of Colombia, 11.00%, 7/24/20	Deutsche Bank AG	4,830,918	(6,971)

						$809,513

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

12

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	113	Short	3/18/19	$(11,415,648)	$(146,547)
10-Year USD Deliverable Interest Rate Swap	71	Short	3/18/19	(7,303,016)	(151,984)
U.S. 5-Year Treasury Note	225	Short	3/29/19	(25,843,359)	(432,422)

					$(730,953)

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	47,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.58% (pays upon termination)	1/2/25	$1,329,530	$—	$1,329,530
BRL	5,239	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.90% (pays upon termination)	1/2/25	186,601	—	186,601
BRL	23,401	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.92% (pays upon termination)	1/2/25	847,086	—	847,086
CLP	8,101,730	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.81% (pays semi-annually)	5/29/23	126,361	—	126,361
CZK	291,600	Pays	6-month CZK PRIBOR (pays semi-annually)	2.03% (pays annually)	7/27/22	181,081	—	181,081
CZK	259,650	Pays	6-month CZK PRIBOR (pays semi-annually)	2.06% (pays annually)	7/30/22	174,916	—	174,916
CZK	262,453	Pays	6-month CZK PRIBOR (pays semi-annually)	2.07% (pays annually)	7/31/22	182,180	—	182,180
CZK	70,860	Pays	6-month CZK PRIBOR (pays semi-annually)	2.11% (pays annually)	8/3/22	33,116	—	33,116
CZK	86,810	Pays	6-month CZK PRIBOR (pays semi-annually)	2.08% (pays annually)	8/6/22	36,013	—	36,013
CZK	93,030	Pays	6-month CZK PRIBOR (pays semi-annually)	2.15% (pays annually)	8/6/23	71,530	—	71,530
CZK	185,535	Pays	6-month CZK PRIBOR (pays semi-annually)	2.20% (pays annually)	8/7/23	157,764	—	157,764
CZK	9,353	Pays	6-month CZK PRIBOR (pays semi-annually)	2.18% (pays annually)	8/8/23	7,513	—	7,513
CZK	75,240	Pays	6-month CZK PRIBOR (pays semi-annually)	2.18% (pays annually)	8/8/23	60,590	—	60,590
CZK	46,770	Pays	6-month CZK PRIBOR (pays semi-annually)	2.17% (pays annually)	8/10/23	36,128	—	36,128
CZK	38,167	Pays	6-month CZK PRIBOR (pays semi-annually)	2.16% (pays annually)	8/13/23	28,894	—	28,894
CZK	44,000	Pays	6-month CZK PRIBOR (pays semi-annually)	2.17% (pays annually)	8/13/23	33,926	—	33,926
CZK	123,830	Receives	6-month CZK PRIBOR (pays semi-annually)	2.12% (pays annually)	7/27/28	(238,013)	—	(238,013)
CZK	101,460	Receives	6-month CZK PRIBOR (pays semi-annually)	2.15% (pays annually)	7/30/28	(206,940)	—	(206,940)
CZK	102,740	Receives	6-month CZK PRIBOR (pays semi-annually)	2.16% (pays annually)	7/31/28	(211,690)	—	(211,690)

13

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	27,740	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/3/28	$(57,619)	$—	$(57,619)
CZK	48,940	Receives	6-month CZK PRIBOR (pays semi-annually)	2.20% (pays annually)	8/6/28	(94,572)	—	(94,572)
CZK	34,180	Receives	6-month CZK PRIBOR (pays semi-annually)	2.21% (pays annually)	8/6/28	(67,474)	—	(67,474)
CZK	97,069	Receives	6-month CZK PRIBOR (pays semi-annually)	2.25% (pays annually)	8/7/28	(204,050)	—	(204,050)
CZK	39,650	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/8/28	(79,569)	—	(79,569)
CZK	4,930	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/9/28	(9,916)	—	(9,916)
CZK	24,660	Receives	6-month CZK PRIBOR (pays semi-annually)	2.22% (pays annually)	8/10/28	(48,809)	—	(48,809)
CZK	22,970	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/13/28	(45,924)	—	(45,924)
EUR	16,300	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	(223,617)	(47,103)	(270,720)
HUF	5,700,000	Pays	6-month HUF BUBOR (pays semi-annually)	2.30% (pays annually)	11/19/23	786,961	—	786,961
MXN	204,680	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(87,594)	—	(87,594)
MXN	242,890	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(103,735)	—	(103,735)
MXN	135,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.16% (pays monthly)	4/21/20	(105,793)	—	(105,793)
MXN	154,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.29% (pays monthly)	11/22/22	(231,464)	(18,468)	(249,932)
MXN	267,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.58% (pays monthly)	3/21/23	(287,633)	(4,743)	(292,376)
MXN	350,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.98% (pays monthly)	11/29/23	603,051	(13,722)	589,329
MXN	516,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	408,245	—	408,245
MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(332,521)	—	(332,521)
MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(805,010)	—	(805,010)
MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)	1/5/28	(335,674)	(5,977)	(341,651)
MXN	168,218	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.58% (pays monthly)	10/13/28	56,666	(14,619)	42,047
MXN	70,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.43% (pays monthly)	6/22/37	(479,192)	—	(479,192)
MXN	69,990	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	9.36% (pays monthly)	12/3/38	(170,973)	—	(170,973)
PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	3.44% (pays annually)	5/9/19	110,571	—	110,571
PLN	21,430	Pays	6-month PLN WIBOR (pays semi-annually)	3.25% (pays annually)	6/5/19	135,725	—	135,725
PLN	6,426	Pays	6-month PLN WIBOR (pays semi-annually)	1.72% (pays annually)	2/27/20	14,530	—	14,530
PLN	4,106	Pays	6-month PLN WIBOR (pays semi-annually)	1.78% (pays annually)	2/27/20	10,453	—	10,453

14

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	2,300	Pays	6-month PLN WIBOR (pays semi-annually)	5.36% (pays annually)	7/30/20	$48,908	$—	$48,908
PLN	4,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/28/21	13,351	—	13,351
PLN	35,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.35% (pays annually)	11/19/22	162,357	—	162,357
PLN	25,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	6/8/23	223,869	—	223,869
PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.04% (pays annually)	1/31/24	10,054	—	10,054
PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	65,540	—	65,540
PLN	26,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.62% (pays annually)	3/20/25	318,825	—	318,825
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	904,888	—	904,888
USD	2,208	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	9/18/22	43,157	—	43,157
USD	280	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	(9,315)	7	(9,308)
USD	340	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	9/28/23	(10,999)	—	(10,999)
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	(6,243)	(23)	(6,266)
USD	341	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/3/23	(10,891)	—	(10,891)
USD	532	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	9/28/28	(26,260)	—	(26,260)
USD	364	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	(17,203)	185	(17,018)
USD	178	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/28	(8,505)	—	(8,505)
USD	112	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	9/25/48	(8,505)	(166)	(8,671)
USD	447	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	(32,649)	—	(32,649)
USD	220	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/48	(15,771)	—	(15,771)
ZAR	44,500	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	5/15/24	36,642	—	36,642
ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	327,302	—	327,302
ZAR	54,320	Pays	3-month ZAR JIBAR (pays quarterly)	8.12% (pays quarterly)	10/6/26	92,623	—	92,623

Total						$3,292,824	$(104,629)	$3,188,195

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/23	$1,969,571
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.46% (pays monthly)	9/24/20	(40,746)

15

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR (pays semi-annually)	4.95% (pays annually)	9/14/20	$60,520
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR (pays semi- annually)	5.45% (pays annually)	6/7/21	274,684
Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	52,902
Bank of America, N.A.	THB	230,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.90% (pays semi-annually)	12/8/22	14,432
Bank of America, N.A.	THB	450,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.88% (pays semi-annually)	1/25/23	(13,027)
Bank of America, N.A.	THB	340,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.00% (pays semi-annually)	5/2/23	75,715
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.72% (pays upon termination)	1/4/21	1,161,375
Citibank, N.A.	MYR	44,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.95% (pays quarterly)	3/20/23	129,205
Citibank, N.A.	MYR	5,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	12,613
Citibank, N.A.	MYR	40,530	Pays	3-month MYR KLIBOR (pays quarterly)	3.73% (pays quarterly)	1/29/24	14,667
Citibank, N.A.	THB	490,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.03% (pays semi-annually)	4/24/22	133,080
Citibank, N.A.	THB	260,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.79% (pays semi-annually)	8/10/22	9,035
Citibank, N.A.	THB	870,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/15/22	54,921
Citibank, N.A.	THB	330,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	3/27/23	23,672
Citibank, N.A.	THB	250,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.22% (pays semi-annually)	10/25/23	145,172
Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	5/23/22	5,623
Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	(151,929)
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.98% (pays upon termination)	1/2/23	289,205
Deutsche Bank AG	COP	13,747,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.49% (pays quarterly)	3/21/19	15,092
Deutsche Bank AG	COP	2,715,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.41% (pays quarterly)	3/22/19	2,746

16

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Deutsche Bank AG	COP	3,673,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.36% (pays quarterly)	3/26/19	$3,651
Deutsche Bank AG	THB	324,320	Pays	6-month THB Fixing Rate (pays semi-annually)	2.13% (pays semi-annually)	11/19/23	126,613
Goldman Sachs International	CLP	8,866,700	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.83% (pays semi-annually)	5/29/23	146,935
Goldman Sachs International	CLP	4,345,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.25% (pays semi-annually)	12/6/28	150,780
Goldman Sachs International	COP	13,748,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.49% (pays quarterly)	3/21/19	15,037
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.54% (pays annually)	5/10/21	352,876
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.28% (pays monthly)	12/23/20	(41,545)
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.44% (pays annually)	5/9/19	78,075
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR (pays quarterly)	4.44% (pays quarterly)	4/8/19	2,683
JPMorgan Chase Bank, N.A.	MYR	9,556	Pays	3-month MYR KLIBOR (pays quarterly)	3.90% (pays quarterly)	11/26/19	6,160
JPMorgan Chase Bank, N.A.	MYR	10,000	Pays	3-month MYR KLIBOR (pays quarterly)	4.13% (pays quarterly)	10/19/20	22,521
JPMorgan Chase Bank, N.A.	MYR	11,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	25,913
JPMorgan Chase Bank, N.A.	MYR	5,810	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	13,390
JPMorgan Chase Bank, N.A.	MYR	5,815	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	13,402
JPMorgan Chase Bank, N.A.	MYR	14,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.86% (pays quarterly)	9/4/23	28,589
JPMorgan Chase Bank, N.A.	MYR	11,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	9/5/23	26,409
JPMorgan Chase Bank, N.A.	MYR	21,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.14% (pays quarterly)	11/26/24	114,244
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	(87,546)
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.90% (pays upon termination)	1/2/23	286,794
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.83% (pays upon termination)	1/2/23	620,866

17

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR (pays quarterly)	3.91% (pays quarterly)	10/24/19	$3,470
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.19% (pays quarterly)	10/24/24	23,751
Standard Chartered Bank	MYR	5,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	12,272
Standard Chartered Bank	MYR	5,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	12,289
Standard Chartered Bank	MYR	5,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	12,782
Standard Chartered Bank	THB	650,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.15% (pays semi-annually)	8/20/23	310,418

							$6,519,357

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Payments	Unrealized Depreciation
Markit CDX Emerging Markets Index (CDX.EM.30.V1)	$100	1.00% (pays quarterly)(1)	12/20/23	$2,730	$(4,383)	$(1,653)
South Africa	150	1.00% (pays quarterly)(1)	12/20/19	(695)	(806)	(1,501)
South Africa	100	1.00% (pays quarterly)(1)	3/20/20	(389)	(705)	(1,094)

Total				$1,646	$(5,894)	$(4,248)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts	Unrealized Appreciation
Bahamas	Deutsche Bank AG	$1,600	1.00% (pays quarterly)(1)	6/20/22	1.83%	$(40,225)	$97,310	$57,085
Turkey	Barclays Bank PLC	7,630	1.00% (pays quarterly)(1)	9/20/19	1.57	(18,621)	39,979	21,358
Turkey	Deutsche Bank AG	3,220	1.00% (pays quarterly)(1)	9/20/19	1.57	(7,859)	16,650	8,791

Total		$12,450				$(66,705)	$153,939	$87,234

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Payments	Unrealized Depreciation
South Africa	Bank of America, N.A.	$300	1.00% (pays quarterly)(1)	12/20/19	$(1,398)	$(1,227)	$(2,625)
South Africa	Barclays Bank PLC	300	1.00% (pays quarterly)(1)	12/20/19	(1,398)	(1,419)	(2,817)

18

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Payments	Unrealized Depreciation
South Africa	Barclays Bank PLC	$100	1.00% (pays quarterly)(1)	3/20/20	$(395)	$(452)	$(847)
South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(395)	(496)	(891)
South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(395)	(603)	(998)
South Africa	Deutsche Bank AG	500	1.00% (pays quarterly)(1)	9/20/20	(1,263)	(4,648)	(5,911)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	12/20/19	(466)	(561)	(1,027)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	12/20/19	(466)	(673)	(1,139)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(395)	(487)	(882)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(395)	(504)	(899)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(395)	(697)	(1,092)

Total					$(7,361)	$(11,767)	$(19,128)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2019, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $12,450,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Depreciation
Citibank, N.A.	LKR	750,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $5,274,012 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	12/17/21	$(968,172)
Citibank, N.A.	LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $7,153,635 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	5/17/23	(1,430,856)

						$(2,399,028)

19

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/ Unrealized Appreciation (Depreciation)
Barclays Bank PLC	3-month PLN WIBOR + 45 bp on PLN 44,199,615 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	12/7/20/ 12/5/23	$50,959
Barclays Bank PLC	3-month PLN WIBOR + 53.5 bp on PLN 31,075,576 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/27/22/ 10/27/27	43,743
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 20,036,400 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/22/ 11/3/27	23,476
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 28,463,120 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/16/22/ 11/16/27	33,054
Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 109,971,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/9/20/ 3/8/23	55,237
Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 109,971,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/12/20/ 3/8/23	54,987
Barclays Bank PLC	3-month ZAR JIBAR + 58 bp on ZAR 94,530,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/30/23/ 10/30/28	11,017
Barclays Bank PLC	3-month ZAR JIBAR + 55.5 bp on ZAR 99,688,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date(pays quarterly)	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/7/23/ 11/7/28	6,218
Deutsche Bank AG	10.54% on TRY 21,450,000 (pays annually) plus USD 9,981,225	3-month USD-LIBOR on USD 9,981,225 (pays quarterly) plus TRY 21,450,000	Not Applicable/ 4/3/19	(5,581,007)

20

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/ Unrealized Appreciation (Depreciation)
Goldman Sachs International	9.56% on TRY 16,903,000 (pays annually) plus USD 5,549,245	3-month USD-LIBOR on USD 5,549,245 (pays quarterly) plus TRY 16,903,000	Not Applicable/ 7/28/23	$(2,682,660)
Goldman Sachs International	9.51% on TRY 43,482,000 (pays annually) plus USD 14,326,853	3-month USD-LIBOR on USD 14,326,853 (pays quarterly) plus TRY 43,482,000	Not Applicable/ 7/29/23	(6,968,544)
Goldman Sachs International	3-month ZAR JIBAR + 50.5 bp on ZAR 129,250,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/25/23/ 7/25/28	(2,603)
Goldman Sachs International	3-month ZAR JIBAR + 50.5 bp on ZAR 250,000,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/27/23/ 7/27/28	(5,149)

				$(14,961,272)

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

ARLLMONP	-	Argentina Blended Policy Rate

BADLAR	-	Buenos Aires Deposits of Large Amount Rate

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

ARS	-	Argentine Peso

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian Sol

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

XOF	-	West African CFA Franc

ZAR	-	South African Rand

21

At January 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase and sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps	$—	$(74,066)
Credit	Credit default swaps (centrally cleared)	2,730	(1,084)

Total		$2,730	$(75,150)

Foreign Exchange	Forward foreign currency exchange contracts	$27,790,876	$(18,459,016)
Foreign Exchange	Total return swaps	—	(2,399,028)

Total		$27,790,876	$(20,858,044)

Interest Rate	Cross-currency swaps	$278,691	$(15,239,963)
Interest Rate	Financial futures contracts	—	(730,953)
Interest Rate	Interest rate swaps	6,854,150	(334,793)
Interest Rate	Interest rate swaps (centrally cleared)	7,866,947	(4,574,123)
Interest Rate	Non-deliverable bond forward contracts	816,484	(6,971)

Total		$15,816,272	$(20,886,803)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$475,846,810	$—	$475,846,810
Foreign Corporate Bonds	—	9,617,536	—	9,617,536
Sovereign Loans	—	3,582,569	—	3,582,569
Credit Linked Notes	—	11,345,694	—	11,345,694
Short-Term Investments —
Foreign Government Securities	—	133,794,711	—	133,794,711
U.S. Treasury Obligations	—	119,723,117	—	119,723,117
Other	—	139,083,241	—	139,083,241
Total Investments	$—	$892,993,678	$—	$892,993,678
Forward Foreign Currency Exchange Contracts	$—	$27,790,876	$—	$27,790,876
Non-deliverable Bond Forward Contracts	—	816,484	—	816,484
Swap Contracts	—	15,002,518	—	15,002,518
Total	$—	$936,603,556	$—	$936,603,556

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(18,459,016)	$—	$(18,459,016)
Non-deliverable Bond Forward Contracts	—	(6,971)	—	(6,971)
Futures Contracts	(730,953)	—	—	(730,953)
Swap Contracts	—	(22,623,057)	—	(22,623,057)
Total	$(730,953)	$(41,089,044)	$—	$(41,819,997)

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

23

Eaton Vance

Floating-Rate Advantage Fund

January 31, 2019 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2019, the value of the Fund’s investment in the Portfolio was $8,945,381,310 and the Fund owned 97.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 115.5%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.6%
Accudyne Industries, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing August 18, 2024		5,640	$5,504,854
DAE Aviation Holdings, Inc.
Term Loan, Maturing January 23, 2026(2)		3,715	3,704,588
Term Loan, Maturing January 23, 2026(2)		6,910	6,890,534
IAP Worldwide Services, Inc.
Revolving Loan, 1.51%, (3 mo. USD LIBOR+5.50%), Maturing July 18, 2019(3)		944	938,095
Term Loan - Second Lien, 9.30%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(4)		1,247	996,313
TransDigm, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		56,267	55,126,473
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		37,653	36,812,002
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025		5,371	5,248,598
Wesco Aircraft Hardware Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020		12,954	12,759,545
WP CPP Holdings, LLC
Term Loan, 6.51%, (USD LIBOR + 3.75%), Maturing April 30, 2025(5)		16,060	15,859,003

			$143,840,005

Automotive — 2.3%
Allison Transmission, Inc.
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing September 23, 2022		1,082	$1,078,289
American Axle and Manufacturing, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		29,372	28,405,553
Apro, LLC
Term Loan, 6.59%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,665	2,635,225
Belron Finance US, LLC
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.25%), Maturing November 7, 2024		3,224	3,185,229
Chassix, Inc.
Term Loan, 8.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(5)		7,227	7,154,730
CS Intermediate Holdco 2, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		4,031	3,920,556
Dayco Products, LLC
Term Loan, 6.96%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		12,225	11,949,796
Garrett LX III S.a.r.l.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	6,050	6,840,427
Term Loan, 5.33%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025		8,254	8,073,749
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		11,325	10,985,250
Horizon Global Corporation
Term Loan, 8.80%, (3 mo. USD LIBOR + 6.00%), Maturing June 30, 2021		9,331	9,073,955
L&W, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		9,875	9,801,310

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tenneco, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2025		41,125	$40,293,946
Thor Industries, Inc.
Term Loan, Maturing February 1, 2026(2)		22,825	21,940,531
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	6,724	7,612,247
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		19,373	18,775,200
Tower Automotive Holdings USA, LLC
Term Loan, 5.31%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		15,051	14,468,092
Visteon Corporation
Term Loan, 4.28%, (USD LIBOR + 1.75%), Maturing March 25, 2024(5)		2,500	2,443,750
Wand Intermediate I L.P.
Term Loan, Maturing January 15, 2026(2)		2,500	2,497,917

			$211,135,752

Beverage and Tobacco — 0.2%
Arterra Wines Canada, Inc.
Term Loan, 5.54%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		8,846	$8,708,070
Flavors Holdings, Inc.
Term Loan, 8.55%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		12,393	11,525,475
Term Loan - Second Lien, 12.80%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		2,000	1,610,000

			$21,843,545

Brokerage/Securities Dealers/Investment Houses — 0.5%
Advisor Group, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		15,265	$15,188,426
Aretec Group, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		19,400	19,139,303
OZ Management L.P.
Term Loan, 7.31%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		5,860	5,845,350
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 10.24%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	3,781,000

			$43,954,079

Building and Development — 3.1%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		26,294	$25,691,025
Brookfield Property REIT, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		13,367	12,805,588
Capital Automotive L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024		5,517	5,371,989
Core & Main L.P.
Term Loan, 5.72%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024		18,641	18,447,059
CPG International, Inc.
Term Loan, 6.63%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024		19,703	19,079,105
DTZ U.S. Borrower, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025		66,159	65,084,101
Forest City Enterprises L.P.
Term Loan, 6.51%, (1 mo. USD LIBOR + 4.00%), Maturing December 7, 2025		5,000	5,006,250
Henry Company, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		13,183	12,969,000

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
NCI Building Systems, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		13,441	$12,861,575
Quikrete Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		42,771	41,563,825
RE/MAX International, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		17,921	17,651,835
Realogy Group, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		17,214	16,772,693
Summit Materials Companies I, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		2,055	2,004,461
Werner FinCo L.P.
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		13,506	13,067,208
WireCo WorldGroup, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		5,679	5,665,206
Term Loan - Second Lien, 11.50%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		9,850	9,899,250

			$283,940,170

Business Equipment and Services — 10.8%
Acosta Holdco, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		10,597	$5,063,671
Adtalem Global Education, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		6,293	6,261,908
Aimbridge Acquisition Co., Inc.
Term Loan, Maturing February 1, 2026(2)		3,425	3,420,719
AlixPartners, LLP
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		36,251	35,888,247
Altran Technologies S.A.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	23,518	26,843,671
AppLovin Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		25,825	25,857,281
ASGN Incorporated
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		5,194	5,138,822
Blitz F18-675 GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	7,925	9,106,664
Bracket Intermediate Holding Corp.
Term Loan, 7.00%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		11,496	11,295,004
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.96%, (USD LIBOR + 4.25%), Maturing June 21, 2024(5)		7,888	7,600,189
Camelot UK Holdco Limited
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		26,344	26,178,977
Cast and Crew Payroll, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 27, 2024		15,734	15,738,477
Term Loan, Maturing January 17, 2026(2)		5,000	5,004,375
Ceridian HCM Holding, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025		33,167	32,862,834
Change Healthcare Holdings, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		67,953	66,654,393
Crossmark Holdings, Inc.
DIP, 10.00%, (1 mo. USD LIBOR + 7.50%), Maturing April 15, 2019		1,282	1,284,109
Term Loan, 0.00%, Maturing December 20, 2019(6)		15,071	3,981,318
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 26, 2024		29,853	29,265,123

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Duff & Phelps Corporation
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		25,889	$25,056,120
EAB Global, Inc.
Term Loan, 6.41%, (6 mo. USD LIBOR + 3.75%), Maturing November 15, 2024		13,424	13,054,415
Education Management, LLC
Revolving Loan, 0.00%, Maturing March 31, 2019(3)(4)(6)		6,248	1,178,957
Term Loan, 0.00%, Maturing July 2, 2020(4)(6)		2,948	556,216
Term Loan, 0.00%, Maturing July 2, 2020(4)(6)		6,636	0
EIG Investors Corp.
Term Loan, 6.44%, (USD LIBOR + 3.75%), Maturing February 9, 2023(5)		60,812	60,029,147
Element Materials Technology Group US Holdings, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		4,920	4,882,816
Extreme Reach, Inc.
Term Loan, 8.75%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		7,062	6,991,591
First Data Corporation
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing April 26, 2024		7,341	7,322,139
Garda World Security Corporation
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		24,988	24,675,768
Term Loan, 6.50%, (CIDOR + 4.25%), Maturing May 24, 2024	CAD	11,485	8,566,375
Gartner, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 1.50%), Maturing March 20, 2022		1,825	1,813,548
Global Payments, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		5,882	5,795,628
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing October 17, 2025		6,000	5,890,314
IG Investment Holdings, LLC
Term Loan, 6.13%, (USD LIBOR + 3.50%), Maturing May 23, 2025(5)		31,413	31,059,984
Information Resources, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing December 1, 2025		21,650	21,325,250
ION Trading Technologies S.a.r.l.
Term Loan, 4.25%, (3 mo. EURIBOR + 3.25%, Floor 1.00%), Maturing November 21, 2024	EUR	8,241	8,973,099
Iron Mountain, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		9,404	9,104,074
J.D. Power and Associates
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023		12,662	12,472,026
KAR Auction Services, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		10,781	10,710,056
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing March 9, 2023		2,274	2,263,044
Kronos Incorporated
Term Loan, 5.54%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		86,244	84,770,613
Monitronics International, Inc.
Term Loan, 8.30%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		18,345	16,152,452
PGX Holdings, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		13,092	12,829,967
Ping Identity Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025		14,918	14,769,183
Pre-Paid Legal Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2025		12,678	12,575,132
Prime Security Services Borrower, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		19,267	19,029,715
Red Ventures, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024		21,875	21,702,291

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ServiceMaster Company
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023		6,006	$5,985,484
SMG Holdings, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025		4,714	4,622,494
Solera, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		57,080	56,052,230
Spin Holdco, Inc.
Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		43,548	42,677,195
Tempo Acquisition, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		12,313	12,112,823
Trans Union, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		16,829	16,651,977
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		5,298	5,238,768
Vestcom Parent Holdings, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		13,902	13,589,316
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		11,425	11,082,403
West Corporation
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		5,050	4,611,989
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		16,849	15,528,590
Worldpay, LLC
Term Loan, 4.22%, (USD LIBOR + 1.75%), Maturing August 9, 2024(5)		19,718	19,628,824
ZPG PLC
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing June 30, 2025	EUR	5,025	5,737,234
Term Loan, 5.48%, (1 mo. GBP LIBOR + 4.75%), Maturing June 30, 2025	GBP	8,725	11,329,267

			$985,844,296

Cable and Satellite Television — 5.3%
Altice France S.A.
Term Loan, 6.51%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		7,107	$6,718,510
Charter Communications Operating, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		34,862	34,456,237
CSC Holdings, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		48,391	47,014,750
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		13,925	13,431,818
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		3,225	3,150,789
MCC Iowa, LLC
Term Loan, 4.42%, (1 week USD LIBOR + 2.00%), Maturing January 15, 2025		5,887	5,842,837
Mediacom Illinois, LLC
Term Loan, 4.17%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024		4,675	4,624,770
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,014	10,005,515
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		21,329	19,800,085
Term Loan, 6.20%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		11,002	10,327,771
Radiate Holdco, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		10,585	10,286,892
Telenet Financing USD, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		31,700	30,955,621
Telenet International Finance S.a.r.l.
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing December 15, 2027	EUR	21,465	24,495,467
Unitymedia Finance, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		45,050	44,364,880

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	17,400	$19,969,965
UPC Financing Partnership
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		34,647	34,173,625
Virgin Media Bristol, LLC
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		71,450	70,296,368
Virgin Media Investment Holdings Limited
Term Loan, 3.98%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	16,075	20,868,185
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	21,925	24,861,808
Ziggo Secured Finance Partnership
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		54,458	52,803,310

			$488,449,203

Chemicals and Plastics — 5.7%
Alpha 3 B.V.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		20,123	$19,534,820
Aruba Investments, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		12,143	11,990,848
Ashland, Inc.
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		5,491	5,460,486
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.55%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		32,424	31,898,922
Caldic B.V.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	500	567,114
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	1,500	1,701,341
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	5,815	6,650,257
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		7,808	7,687,370
Emerald Performance Materials, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		4,635	4,608,530
Term Loan - Second Lien, 10.25%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		9,465	9,370,350
Ferro Corporation
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,464	3,426,056
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,694	3,654,109
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,774	3,733,546
Flint Group GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing September 7, 2021	EUR	1,228	1,345,266
Term Loan, 5.78%, (USD LIBOR + 3.00%), Maturing September 7, 2021(5)		1,970	1,839,083
Flint Group US, LLC
Term Loan, 5.78%, (USD LIBOR + 3.00%), Maturing September 7, 2021(5)		2,948	2,752,228
Term Loan, 5.78%, (USD LIBOR + 3.00%), Maturing September 7, 2021(5)		11,914	11,124,944
Gemini HDPE, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		13,446	13,295,076
H.B. Fuller Company
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		22,966	22,611,726
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	26,495	29,993,998
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		7,573	7,372,794

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Inovyn Finance PLC
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing November 10, 2025	EUR	11,177	$12,794,914
Kraton Polymers, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	3,855	4,419,407
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		9,173	9,075,212
Messer Industries GmbH
Term Loan, Maturing October 1, 2025(2)	EUR	4,575	5,240,905
Term Loan, Maturing October 1, 2025(2)		27,425	26,876,500
Minerals Technologies, Inc.
Term Loan, 4.83%, (USD LIBOR + 2.25%), Maturing February 14, 2024(5)		13,866	13,831,708
Platform Specialty Products Corporation
Term Loan, Maturing November 14, 2025(2)		9,200	9,125,250
PMHC II, Inc.
Term Loan, 6.15%, (USD LIBOR + 3.50%), Maturing March 31, 2025(5)		15,066	14,369,115
Polar US Borrower, LLC
Term Loan, 7.54%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025		14,325	14,217,562
PolyOne Corporation
Term Loan, 4.27%, (1 mo. USD LIBOR + 1.75%), Maturing January 30, 2026		9,974	9,868,316
PQ Corporation
Term Loan, 5.24%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		36,610	35,751,863
Proampac PG Borrower, LLC
Term Loan, 6.10%, (USD LIBOR + 3.50%), Maturing November 18, 2023(5)		13,038	12,712,295
Sonneborn Refined Products B.V.
Term Loan, 8.25%, (3 mo. USD Prime + 2.75%), Maturing December 10, 2020		549	547,907
Sonneborn, LLC
Term Loan, 8.25%, (3 mo. USD Prime + 2.75%), Maturing December 10, 2020		3,113	3,104,796
Spectrum Holdings III Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		14,684	14,087,599
Starfruit Finco B.V.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		18,825	18,457,912
Trinseo Materials Operating S.C.A.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing September 9, 2024		17,415	17,006,485
Tronox Blocked Borrower, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		16,094	15,906,555
Tronox Finance, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		37,141	36,707,435
Univar, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		40,069	39,342,353
Venator Materials Corporation
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		3,851	3,798,199
Versum Materials, Inc.
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		1,807	1,807,096

			$519,668,248

Clothing/Textiles — 0.1%
Tumi, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025		5,463	$5,302,669

			$5,302,669

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp.
Term Loan, 3.50%, (3 mo. EURIBOR + 2.50%, Floor 1.00%), Maturing June 27, 2024	EUR	1,984	$2,272,718
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,487	2,468,471
SGB-SMIT Management GmbH
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	8,713	8,272,870

			$13,014,059

Containers and Glass Products — 3.7%
Anchor Glass Container Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2023		4,239	$3,433,448
Berlin Packaging, LLC
Term Loan, 5.55%, (USD LIBOR + 3.00%), Maturing November 7, 2025(5)		21,113	20,373,763
Berry Global, Inc.
Term Loan, 4.27%, (1 mo. USD LIBOR + 1.75%), Maturing January 6, 2021		1,000	996,250
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		5,208	5,141,677
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,369	7,288,482
BWAY Holding Co.,
Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		29,212	28,262,191
Consolidated Container Company, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		11,548	11,287,969
Flex Acquisition Company, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		50,117	48,749,059
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		17,835	17,400,638
Libbey Glass, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		14,068	13,540,287
Pelican Products, Inc.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		10,052	9,863,525
Reynolds Group Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		72,006	71,130,673
Ring Container Technologies Group, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		18,433	18,064,563
Trident TPI Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		25,991	25,308,647
Verallia Packaging S.A.S
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	38,138	43,425,084
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing August 1, 2025	EUR	9,025	10,287,689

			$334,553,945

Cosmetics/Toiletries — 0.4%
KIK Custom Products, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		36,924	$35,065,998
Prestige Brands, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing January 26, 2024		1,790	1,762,955

			$36,828,953

Drugs — 4.2%
Albany Molecular Research, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		10,563	$10,262,915
Alkermes, Inc.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		13,296	13,129,622
Amneal Pharmaceuticals, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		29,470	29,273,664

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Arbor Pharmaceuticals, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		24,835	$21,357,772
Bausch Health Companies, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		86,746	85,966,665
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		40,567	40,262,710
Horizon Pharma, Inc.
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2024		26,356	26,273,942
Jaguar Holding Company II
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		93,214	91,602,546
Mallinckrodt International Finance S.A.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		34,815	32,522,969
Term Loan, 5.62%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		14,651	13,789,859
PharMerica Corporation
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024		15,993	15,966,648
Term Loan - Second Lien, 10.26%, (1 mo. USD LIBOR + 7.75%), Maturing December 5, 2025		4,300	4,278,500

			$384,687,812

Ecological Services and Equipment — 0.9%
Advanced Disposal Services, Inc.
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		42,175	$41,826,660
EnergySolutions, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		19,528	17,087,216
GFL Environmental, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		23,627	22,836,674

			$81,750,550

Electronics/Electrical — 15.9%
Almonde, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		40,725	$39,210,742
Applied Systems, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		48,956	47,961,682
Term Loan - Second Lien, 9.50%, (1 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		4,000	4,010,000
Aptean, Inc.
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		11,694	11,621,177
Term Loan - Second Lien, 12.31%, (3 mo. USD LIBOR + 9.50%), Maturing December 14, 2023		4,700	4,703,915
Avast Software B.V.
Term Loan, 5.30%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023		16,348	16,194,389
Barracuda Networks, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		22,545	22,207,210
Blackhawk Network Holdings, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025		5,679	5,596,079
BMC Software Finance, Inc.
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,550	4,085,339
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		46,100	45,096,818
Campaign Monitor Finance Pty. Limited
Term Loan, 8.05%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		7,006	6,026,607
Celestica, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025		4,801	4,680,853
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		4,825	4,758,656

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cohu, Inc.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), Maturing September 20, 2025		11,671	$11,524,866
CommScope, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		3,659	3,648,999
CPI International, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		15,344	15,065,660
Cypress Semiconductor Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021		23,722	23,514,206
DigiCert, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024		46,375	45,563,260
Electro Rent Corporation
Term Loan, 7.78%, (USD LIBOR + 5.00%), Maturing January 31, 2024(5)		19,774	19,724,958
Energizer Holdings, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing June 20, 2025		6,675	6,637,453
Entegris, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		3,325	3,302,141
Epicor Software Corporation
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		46,225	45,334,979
Exact Merger Sub, LLC
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		8,384	8,352,402
EXC Holdings III Corp.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing December 2, 2024	EUR	1,733	1,977,442
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		8,217	8,124,353
Financial & Risk US Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025		9,475	9,117,148
Flexera Software, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025		25,724	25,434,440
GlobalLogic Holdings, Inc.
Term Loan, 3.25%, Maturing August 1, 2025(3)		478	473,929
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		3,339	3,309,212
Go Daddy Operating Company, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		66,730	66,015,280
GTCR Valor Companies, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing June 16, 2023	EUR	2,963	3,367,564
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		35,522	34,856,382
Hyland Software, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024		53,124	52,472,796
Term Loan - Second Lien, 9.50%, (1 mo. USD LIBOR + 7.00%), Maturing July 7, 2025		5,734	5,703,175
Infoblox, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		16,728	16,733,191
Infor (US), Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		102,588	102,096,315
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	761	873,626
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		55,199	55,112,997
Lattice Semiconductor Corporation
Term Loan, 6.76%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		9,167	9,189,811
MA FinanceCo., LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		34,403	33,844,169
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		5,745	5,569,991
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		14,789	14,160,654

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Marcel LUX IV S.a.r.l.
Term Loan, Maturing September 26, 2025(2)	EUR	2,850	$3,251,915
Term Loan, Maturing September 26, 2025(2)		3,800	3,747,750
MaxLinear, Inc.
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2024		10,636	10,569,966
Microchip Technology Incorporated
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		27,492	27,102,148
MKS Instruments, Inc.
Term Loan, Maturing January 18, 2026(2)		4,525	4,520,050
MTS Systems Corporation
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		8,017	7,917,203
Prometric Holdings, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		5,662	5,577,279
Renaissance Holding Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		20,796	20,050,940
Term Loan - Second Lien, 9.50%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		2,175	2,011,875
Seattle Spinco, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		38,796	37,615,525
SGS Cayman L.P.
Term Loan, 8.18%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		3,607	3,417,350
SkillSoft Corporation
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		66,003	54,081,521
SolarWinds Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024		74,192	72,677,437
Southwire Company
Term Loan, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing May 19, 2025		4,095	4,033,967
Sparta Systems, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing August 21, 2024		3,951	3,526,479
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		23,027	22,602,763
SS&C Technologies, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		7,681	7,548,361
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		59,867	58,764,498
SurveyMonkey, Inc.
Term Loan, 6.17%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025		9,436	9,294,805
Sutherland Global Services, Inc.
Term Loan, 8.18%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		15,494	14,680,246
Tibco Software, Inc.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		15,841	15,758,146
TriTech Software Systems
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		14,835	14,478,040
TTM Technologies, Inc.
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		12,429	12,118,378
Uber Technologies
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		59,011	58,402,060
Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		34,309	34,137,315
Ultra Clean Holdings, Inc.
Term Loan, 7.01%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		11,975	11,675,320
VeriFone Systems, Inc.
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		16,060	15,728,518
Veritas Bermuda, Ltd.
Term Loan, 7.07%, (USD LIBOR + 4.50%), Maturing January 27, 2023(5)		26,297	23,102,318

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Vero Parent, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024		27,453	$27,453,181
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (1 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	6,126	6,906,712
Term Loan, 5.63%, (2 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		7,237	6,874,745
Western Digital Corporation
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		13,252	12,958,239

			$1,459,839,916

Equipment Leasing — 1.2%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		58,860	$58,374,775
Delos Finance S.a.r.l.
Term Loan, 4.55%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		24,125	24,114,240
Flying Fortress, Inc.
Term Loan, 4.55%, (3 mo. USD LIBOR + 1.75%), Maturing October 30, 2022		14,625	14,594,536
IBC Capital Limited
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		17,715	17,117,339

			$114,200,890

Financial Intermediaries — 3.3%
Citco Funding, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		27,557	$27,247,378
Clipper Acquisitions Corp.
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		12,301	12,116,239
Ditech Holding Corporation
Term Loan, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022		28,127	19,041,724
Donnelley Financial Solutions, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		1,985	1,960,305
EIG Management Company, LLC
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		2,804	2,798,555
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	1,401	1,606,326
Term Loan, 3.75%, (2 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	8,149	9,340,822
Focus Financial Partners, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		20,301	20,063,862
Fortress Investment Group, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		18,373	18,203,466
Franklin Square Holdings L.P.
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		6,808	6,765,218
Freedom Mortgage Corporation
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		30,878	30,800,509
Greenhill & Co., Inc.
Term Loan, 6.47%, (3 mo. USD LIBOR + 3.75%), Maturing October 12, 2022		10,031	10,018,711
GreenSky Holdings, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		14,317	14,173,644
Guggenheim Partners, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		46,155	46,010,375
Harbourvest Partners, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		9,970	9,795,381
Jefferies Finance, LLC
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing August 2, 2024		988	971,453

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
LPL Holdings, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		19,815	$19,665,907
MIP Delaware, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		1,188	1,182,070
Ocwen Financial Corporation
Term Loan, 7.52%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		3,853	3,809,233
Sesac Holdco II, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		8,183	7,937,161
StepStone Group L.P.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025		6,600	6,591,875
Victory Capital Holdings, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing February 12, 2025		7,193	7,170,221
Virtus Investment Partners, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		10,572	10,499,034
Walker & Dunlop, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2025		10,275	10,197,938

			$297,967,407

Food Products — 4.4%
Alphabet Holding Company, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		39,449	$36,013,348
Badger Buyer Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		13,019	12,725,694
CHG PPC Parent, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		22,238	21,821,283
Del Monte Foods, Inc.
Term Loan, 5.90%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		15,694	12,934,069
Dole Food Company, Inc.
Term Loan, 5.26%, (USD LIBOR + 2.75%), Maturing April 6, 2024(5)		15,797	15,303,014
Froneri International PLC
Term Loan, 2.63%, (6 mo. EURIBOR + 2.63%), Maturing January 31, 2025	EUR	28,875	33,156,172
Term Loan, 3.98%, (1 mo. GBP LIBOR + 3.25%), Maturing January 31, 2025	GBP	10,090	13,238,871
Hearthside Food Solutions, LLC
Term Loan, 6.19%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		13,358	12,890,349
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		6,375	6,207,656
High Liner Foods Incorporated
Term Loan, 6.04%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		12,213	10,381,122
HLF Financing S.a.r.l.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		31,621	31,502,172
Jacobs Douwe Egberts International B.V.
Term Loan, 4.56%, (3 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		25,514	25,306,471
JBS USA Lux S.A.
Term Loan, 5.26%, (USD LIBOR + 2.50%), Maturing October 30, 2022(5)		96,252	95,409,406
Nomad Foods Europe Midco Limited
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		26,403	25,784,604
Post Holdings, Inc.
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		14,613	14,466,701
Refresco Group B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	13,118	14,843,627
Term Loan, 5.87%, (3 mo. USD LIBOR + 3.25%), Maturing March 28, 2025		4,050	3,994,313
Restaurant Technologies, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		10,275	10,239,675

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	8,500	$9,449,385

			$405,667,932

Food Service — 2.1%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		80,644	$79,393,136
Aramark Services, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		8,977	8,928,249
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025		7,861	7,526,429
Dhanani Group, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025		10,393	10,171,928
IRB Holding Corp.
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		33,666	32,891,571
NPC International, Inc.
Term Loan, 6.05%, (USD LIBOR + 3.50%), Maturing April 19, 2024(5)		13,160	12,633,350
TKC Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2023		4,228	4,102,350
US Foods, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		26,684	26,303,675
Welbilt, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		9,291	9,093,787

			$191,044,475

Food/Drug Retailers — 0.7%
Albertsons, LLC
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		1,839	$1,820,373
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		29,780	29,365,355
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2025		13,706	13,420,912
Diplomat Pharmacy, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		4,971	4,960,521
Holland & Barrett International
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	9,275	9,926,110
Term Loan, 6.16%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	6,775	8,200,186

			$67,693,457

Health Care — 12.0%
Acadia Healthcare Company, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		1,968	$1,949,344
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 16, 2023		1,301	1,283,197
ADMI Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		21,287	21,047,413
Agiliti Health, Inc.
Term Loan, 1.50%, Maturing January 4, 2026(3)		6,175	6,159,563
Akorn, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing April 16, 2021		17,268	14,073,749
Alliance Healthcare Services, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		12,440	12,346,601
Term Loan - Second Lien, 12.50%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		5,175	5,136,188
Argon Medical Devices, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		7,198	7,126,323

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Athletico Management, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		7,500	$7,415,625
ATI Holdings Acquisition, Inc.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing May 10, 2023		1,970	1,922,917
Auris Luxembourg III S.a.r.l.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 17, 2022	EUR	2,481	2,749,156
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		15,586	15,547,063
Avantor, Inc.
Term Loan, 6.57%, (3 mo. USD LIBOR + 3.75%), Maturing November 21, 2024		21,360	21,343,674
Beaver-Visitec International, Inc.
Term Loan, 6.62%, (2 mo. USD LIBOR + 4.00%), Maturing August 21, 2023		4,619	4,572,460
BioClinica, Inc.
Term Loan, 7.00%, (USD LIBOR + 4.25%), Maturing October 20, 2023(5)		13,059	11,883,542
BW NHHC Holdco, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		11,741	11,506,180
Carestream Dental Equipment, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		13,122	12,597,528
Certara L.P.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		7,656	7,541,417
CHG Healthcare Services, Inc.
Term Loan, 5.66%, (USD LIBOR + 3.00%), Maturing June 7, 2023(5)		44,600	44,181,947
Community Health Systems, Inc.
Term Loan, 5.96%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021		10,136	9,982,886
Concentra, Inc.
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		13,983	13,860,135
CPI Holdco, LLC
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		14,133	13,814,784
CryoLife, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		5,222	5,205,931
CTC AcquiCo GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 7, 2025	EUR	18,221	20,660,383
DJO Finance, LLC
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing June 8, 2020		19,300	19,275,875
Term Loan, 5.83%, (USD LIBOR + 3.25%), Maturing June 8, 2020(5)		6,829	6,819,986
Elsan SAS
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing October 31, 2022	EUR	8,000	9,180,961
Envision Healthcare Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		64,825	61,227,213
Equian, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		10,035	9,822,013
Gentiva Health Services, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		25,630	25,501,854
GHX Ultimate Parent Corporation
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024		13,550	13,270,500
Greatbatch Ltd.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022		5,196	5,159,113
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		41,891	41,423,613
Hanger, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		23,693	23,575,007
Indivior Finance S.a.r.l.
Term Loan, 7.25%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022		14,100	13,888,820

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Inovalon Holdings, Inc.
Term Loan, 6.06%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	16,599	$16,443,490
IQVIA, Inc.
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	10,122	10,048,491
Kinetic Concepts, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	28,754	28,618,812
KUEHG Corp.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	37,985	37,288,188
Term Loan - Second Lien, 11.05%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	4,075	4,075,000
Medical Solutions, LLC
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	9,104	9,069,567
MPH Acquisition Holdings, LLC
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	72,577	70,281,524
MX Holdings US, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2025	8,084	8,038,900
National Mentor Holdings, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	11,480	11,467,943
Navicure, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	12,046	11,865,468
New Millennium Holdco, Inc.
Term Loan, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	2,386	1,336,355
One Call Corporation
Term Loan, 7.76%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	18,469	16,252,931
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	69,716	67,392,199
Parexel International Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	25,913	24,622,745
Press Ganey Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	16,326	16,080,893
Prospect Medical Holdings, Inc.
Term Loan, 8.06%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	15,272	15,195,795
R1 RCM, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing May 8, 2025	6,592	6,542,436
Radiology Partners Holdings, LLC
Term Loan, Maturing June 21, 2025(2)	6,000	5,970,000
RadNet, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	18,623	18,587,859
Select Medical Corporation
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	25,230	25,040,871
Sotera Health Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	25,334	24,763,706
Sound Inpatient Physicians
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025	10,147	10,020,167
Surgery Center Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	28,210	27,504,793
Syneos Health, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	4,806	4,737,792
Team Health Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	36,839	33,247,255

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tecomet, Inc.
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024		24,690	$24,411,906
U.S. Anesthesia Partners, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		26,620	26,320,103
Verscend Holding Corp.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		28,055	27,844,277
Viant Medical Holdings, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		8,878	8,847,228
Wink Holdco, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		6,106	5,905,026

			$1,100,874,681

Home Furnishings — 0.7%
Bright Bidco B.V.
Term Loan, 6.20%, (USD LIBOR + 3.50%), Maturing June 30, 2024(5)		20,542	$15,483,327
Serta Simmons Bedding, LLC
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		57,330	49,160,630

			$64,643,957

Industrial Equipment — 5.7%
AI Alpine AT Bidco GmbH
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing October 31, 2025	EUR	5,500	$6,229,984
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.25%), Maturing October 31, 2025		3,050	2,943,250
Altra Industrial Motion Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		9,961	9,807,071
Apex Tool Group, LLC
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		27,508	26,545,254
Carlisle Foodservice Products, Inc.
Term Loan, 1.00%, Maturing March 20, 2025(3)		3,076	3,006,302
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		13,532	13,227,979
Clark Equipment Company
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		27,169	26,761,559
Coherent Holding GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing November 7, 2023	EUR	4,886	5,607,564
Columbus McKinnon Corporation
Term Loan, 5.30%, (3 mo. USD LIBOR + 2.50%), Maturing January 31, 2024		6,176	6,176,367
CPM Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025		7,425	7,318,266
Delachaux S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 28, 2021	EUR	8,732	10,009,240
Term Loan, 6.31%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		9,828	9,631,741
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,677	3,025,327
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	6,691	7,563,317
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		16,146	15,954,562
DXP Enterprises, Inc.
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		5,258	5,218,999
Engineered Machinery Holdings, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		18,565	17,845,949
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		4,050	3,999,375
EWT Holdings III Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		34,308	33,835,922

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	4,193	$4,816,165
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		56,036	55,662,830
Gardner Denver, Inc.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	3,160	3,629,724
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		10,207	10,170,670
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	7,934	8,967,954
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		35,512	34,836,235
Hamilton Holdco, LLC
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025		9,950	9,862,689
Hayward Industries, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		7,760	7,611,184
LTI Holdings, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		5,511	5,338,963
Milacron, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		24,075	23,683,488
Minimax GmbH & Co. KG
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 31, 2025	EUR	3,507	4,036,287
Paladin Brands Holding, Inc.
Term Loan, 8.31%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		12,588	12,493,852
Rexnord, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024		18,172	18,019,930
Robertshaw US Holding Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		24,871	23,192,448
Shape Technologies Group, Inc.
Term Loan, 5.78%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025		14,335	14,120,458
Tank Holding Corp.
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing March 17, 2022		9,559	9,427,090
Terex Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2024		8,924	8,756,984
Thermon Industries, Inc.
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		3,841	3,841,250
Titan Acquisition Limited
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		38,820	36,733,730
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	13,925	16,006,622

			$525,916,581

Insurance — 3.5%
Alliant Holdings I, Inc.
Term Loan, 5.26%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		23,394	$22,546,372
AmWINS Group, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		43,949	43,235,231
Asurion, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		31,362	30,943,811
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		46,273	45,624,995
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,488	2,452,364
Term Loan - Second Lien, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		28,200	28,437,952
Financiere CEP SAS
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	5,375	5,998,417

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
FrontDoor, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025		7,332	$7,294,967
Hub International Ltd.
Term Loan, 5.51%, (USD LIBOR + 2.75%), Maturing April 25, 2025(5)		39,719	38,378,499
NFP Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		44,239	42,635,472
Sedgwick Claims Management Services, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		16,850	16,470,875
USI, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		37,813	36,371,087

			$320,390,042

Leisure Goods/Activities/Movies — 3.5%
AMC Entertainment Holdings, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022		4,127	$4,067,963
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		3,896	3,839,502
Ancestry.com Operations, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		49,158	48,420,123
Bombardier Recreational Products, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		33,875	33,338,489
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.39%, (USD LIBOR + 3.75%), Maturing July 8, 2022(5)		8,546	8,157,472
Cedar Fair, L.P.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing April 13, 2024		2,438	2,435,085
ClubCorp Holdings, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		21,566	20,806,531
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	11,116	12,637,486
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		29,908	29,271,985
Delta 2 (LUX) S.a.r.l.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		46,796	45,158,177
Emerald Expositions Holding, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		14,132	13,778,820
Etraveli Holding AB
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	8,300	9,494,239
Kasima, LLC
Term Loan, 5.26%, (USD LIBOR + 2.50%), Maturing May 17, 2021(5)		77	77,399
Lindblad Expeditions, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		1,186	1,173,687
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		4,742	4,733,278
Live Nation Entertainment, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		6,005	5,987,425
Sabre GLBL, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		11,242	11,109,628
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		21,402	21,065,089
SRAM, LLC
Term Loan, 5.43%, (2 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		13,325	13,091,690
Steinway Musical Instruments, Inc.
Term Loan, 6.26%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		9,230	9,045,645
Travel Leaders Group, LLC
Term Loan, 6.51%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		14,666	14,602,135

19

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
UFC Holdings, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		10,068	$10,010,720

			$322,302,568

Lodging and Casinos — 5.3%
Affinity Gaming, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2023		12,301	$11,788,899
Aristocrat Technologies, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		15,445	15,201,639
Azelis Finance S.A.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	3,750	4,301,906
Boyd Gaming Corporation
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		5,974	5,912,435
Churchill Downs Incorporated
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,465	3,440,457
CityCenter Holdings, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		60,004	59,103,467
Eldorado Resorts, LLC
Term Loan, 4.81%, (2 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		11,943	11,823,450
ESH Hospitality, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		27,979	27,554,318
Four Seasons Hotels Limited
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		7,209	7,121,864
Golden Nugget, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		53,698	52,935,995
GVC Holdings PLC
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	16,875	19,272,006
Term Loan, 4.53%, (6 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	7,150	9,338,369
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		15,979	15,839,431
Hanjin International Corp.
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,225	5,130,297
Hilton Worldwide Finance, LLC
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		27,300	27,040,879
Hospitality Investors Trust
Term Loan, 5.53%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2019		4,750	4,731,475
Las Vegas Sands, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		16,436	16,174,586
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		32,313	31,861,820
Playa Resorts Holding B.V.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		37,977	36,710,668
RHP Hotel Properties, L.P.
Term Loan, 4.78%, (3 mo. USD LIBOR + 2.00%), Maturing May 11, 2024		10,316	10,238,878
Richmond UK Bidco Limited
Term Loan, 4.98%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,841	3,472,010
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	11,450	13,156,856
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		57,454	57,037,229
VICI Properties 1, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		23,623	23,231,488
Wyndham Hotels & Resorts, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		8,753	8,623,587

			$481,044,009

20

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Nonferrous Metals/Minerals — 0.8%
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(4)(7)		357	$290,738
Dynacast International, LLC
Term Loan, 5.77%, (6 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		12,619	12,381,944
Global Brass & Copper, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025		10,875	10,779,262
Murray Energy Corporation
Term Loan, 9.75%, (1 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		18,083	15,348,146
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(4)(6)		2,904	223,894
Oxbow Carbon, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023		8,745	8,734,004
Term Loan - Second Lien, 10.00%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		8,450	8,471,125
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	14,875	16,887,583

			$73,116,696

Oil and Gas — 1.4%
Ameriforge Group, Inc.
Term Loan, 9.80%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		15,084	$15,094,875
Apergy Corporation
Term Loan, 5.16%, (USD LIBOR + 2.50%), Maturing May 9, 2025(5)		4,458	4,371,407
Centurion Pipeline Company, LLC
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		3,475	3,440,250
CITGO Petroleum Corporation
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021		15,544	15,381,805
Delek US Holdings, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		5,042	4,890,667
Fieldwood Energy, LLC
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		24,512	22,796,588
Term Loan - Second Lien, 9.75%, (1 mo. USD LIBOR + 7.25%), Maturing April 11, 2023		1,773	1,548,393
McDermott Technology Americas, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025		19,359	18,632,905
MEG Energy Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023		6,029	5,999,089
PSC Industrial Holdings Corp.
Term Loan, 6.26%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024		11,475	11,216,586
Sheridan Investment Partners II L.P.
Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		355	302,510
Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		951	811,138
Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		6,840	5,831,030
Sheridan Production Partners I, LLC
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		781	667,410
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		1,278	1,092,671
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		9,645	8,246,060
Ultra Resources, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing April 12, 2024		13,300	11,936,750

			$132,260,134

21

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Publishing — 1.5%
Ascend Learning, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	27,468	$26,953,176
Getty Images, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	40,944	40,790,351
Harland Clarke Holdings Corp.
Term Loan, 7.55%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	17,416	16,240,485
LSC Communications, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	7,009	7,008,672
Multi Color Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2022	3,383	3,281,778
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2024	9,263	9,077,400
Nielsen Finance, LLC
Term Loan, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing October 4, 2023	15,327	15,112,508
ProQuest, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	20,231	20,149,202
Tweddle Group, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	2,534	2,358,457

		$140,972,029

Radio and Television — 2.3%
ALM Media Holdings, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	5,572	$5,070,129
AP NMT Acquisition B.V.
Term Loan, 8.55%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	5,095	4,994,347
CBS Radio, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	16,068	15,625,861
Cumulus Media New Holdings, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	26,290	25,456,011
E.W. Scripps Company (The)
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 2, 2024	3,827	3,759,598
Entravision Communications Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	9,378	9,026,345
Gray Television, Inc.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	2,202	2,170,764
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	9,850	9,714,562
Hubbard Radio, LLC
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	14,549	14,367,399
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing July 30, 2019(6)	2,571	1,733,861
Term Loan, 0.00%, Maturing January 30, 2020(6)	14,994	10,096,075
Mission Broadcasting, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	4,656	4,513,888
NEP/NCP Holdco, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 20, 2025	3,750	3,706,249
Nexstar Broadcasting, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	26,935	26,109,969
Sinclair Television Group, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	17,273	17,142,956
Univision Communications, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	62,676	58,641,019

		$212,129,033

22

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Retailers (Except Food and Drug) — 2.2%
Ascena Retail Group, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	17,408	$16,059,267
Bass Pro Group, LLC
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	9,431	9,345,749
BJ’s Wholesale Club, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	26,022	25,823,110
CDW, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	12,695	12,652,120
Coinamatic Canada, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	1,422	1,379,397
David’s Bridal, Inc.
Term Loan, 10.29%, (3 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	2,250	2,272,465
Term Loan, 10.79%, (3 mo. USD LIBOR + 8.00%), Maturing January 18, 2026	8,550	7,438,083
Evergreen Acqco 1 L.P.
Term Loan, 6.53%, (USD LIBOR + 3.75%), Maturing July 9, 2019(5)	16,362	15,564,128
Global Appliance, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	7,247	7,183,327
Go Wireless, Inc.
Term Loan, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	2,957	2,849,883
Hoya Midco, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	13,478	13,106,952
J. Crew Group, Inc.
Term Loan, 5.79%, (3 mo. USD LIBOR + 3.00%), Maturing March 5, 2021(4)	22,761	15,272,319
LSF9 Atlantis Holdings, LLC
Term Loan, 8.51%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	14,426	13,307,950
Party City Holdings, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 19, 2022	2,519	2,505,002
PetSmart, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	38,302	32,208,140
PFS Holding Corporation
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	11,378	6,257,712
Pier 1 Imports (U.S.), Inc.
Term Loan, 6.38%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	6,071	3,794,667
Radio Systems Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	6,989	6,858,298
Staples, Inc.
Term Loan, 6.54%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	6,786	6,709,646

		$200,588,215

Steel — 1.6%
Atkore International, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	45,754	$44,705,047
GrafTech Finance, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	39,569	38,925,274
Neenah Foundry Company
Term Loan, 9.13%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	7,665	7,587,951
Phoenix Services International, LLC
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	14,046	13,923,334
Zekelman Industries, Inc.
Term Loan, 4.86%, (2 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	38,104	37,468,775

		$142,610,381

23

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Surface Transport — 0.8%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024		15,410	$15,217,760
Avis Budget Car Rental, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing February 13, 2025		9,615	9,523,503
Hertz Corporation (The)
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		7,315	7,134,407
Kenan Advantage Group, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		3,395	3,352,680
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		14,364	14,184,932
PODS, LLC
Term Loan, 5.26%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024		6,843	6,703,095
Stena International S.a.r.l.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		13,620	13,330,988
XPO Logistics, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		2,789	2,751,077

			$72,198,442

Telecommunications — 5.8%
CenturyLink, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		90,921	$87,095,241
Ciena Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing September 26, 2025		14,140	14,095,376
Colorado Buyer, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		19,638	18,771,000
Digicel International Finance Limited
Term Loan, 5.96%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		19,875	18,284,590
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	33,925	38,641,241
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	25,162	28,452,058
Global Eagle Entertainment, Inc.
Term Loan, 10.35%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		18,348	18,531,724
Intelsat Jackson Holdings S.A.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		39,650	39,423,440
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		19,500	19,751,882
IPC Corp.
Term Loan, 7.25%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		8,930	7,411,901
Level 3 Financing, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		47,300	46,548,261
Lumentum Holdings
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 7, 2025		6,000	5,925,000
Onvoy, LLC
Term Loan, 7.30%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		18,090	16,145,437
Plantronics, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		13,943	13,582,846
SBA Senior Finance II, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 11, 2025		14,564	14,321,097
Sprint Communications, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		66,880	65,456,873
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024		8,400	8,284,500
Syniverse Holdings, Inc.
Term Loan, 7.51%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		12,411	11,309,502

24

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Telesat Canada
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		51,858	$51,041,585
Zayo Group, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 19, 2024		12,400	12,321,396

			$535,394,950

Utilities — 1.9%
Brookfield WEC Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 1, 2025		30,475	$30,379,766
Calpine Construction Finance Company L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		7,685	7,547,115
Calpine Corporation
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing May 31, 2023		2,998	2,950,202
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		29,098	28,649,194
Dayton Power & Light Company (The)
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022		3,994	3,988,508
Granite Acquisition, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		4,642	4,641,061
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		25,198	25,192,812
Lightstone Holdco, LLC
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		1,209	1,166,849
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		21,923	21,165,187
Longview Power, LLC
Term Loan, 8.75%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		10,301	9,142,470
Talen Energy Supply, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		7,926	7,851,786
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		10,012	9,934,071
USIC Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023		19,492	18,870,260
Vistra Operations Company, LLC
Term Loan, Maturing December 14, 2023(2)		2,500	2,468,750

			$173,948,031

Total Senior Floating-Rate Loans (identified cost $10,937,372,365)			$10,589,617,112

Corporate Bonds & Notes — 2.6%

Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.1%
TransDigm, Inc.
6.25%, 3/15/26(8)(9)		4,800	$4,884,000

			$4,884,000

Automotive — 0.1%
Tenneco, Inc.
4.875%, (3 mo. EURIBOR + 4.875%, Floor 4.875%), 4/15/24(9)(10)	EUR	6,000	$6,927,689

			$6,927,689

25

Security	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC
5.50%, 1/15/25(9)		1,825	$1,850,094
5.25%, 1/15/26(9)		9,000	8,898,750

			$10,748,844

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		22,200	$17,843,250
PQ Corp.
6.75%, 11/15/22(9)		3,000	3,151,500

			$20,994,750

Containers and Glass Products — 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		19,746	$19,845,285
6.287%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)		8,075	8,115,375

			$27,960,660

Drugs — 0.5%
Bausch Health Companies., Inc.
6.50%, 3/15/22(9)		9,841	$10,197,736
7.00%, 3/15/24(9)		12,794	13,457,689
5.50%, 11/1/25(9)		20,375	20,397,616

			$44,053,041

Entertainment — 0.1%
Vue International Bidco PLC
4.942%, (3 mo. EURIBOR + 5.25%), 7/15/20(9)(10)	EUR	2,875	$3,288,255
7.875%, 7/15/20(9)	GBP	3,500	4,609,589

			$7,897,844

Food Products — 0.0%(11)
Iceland Bondco PLC
5.178%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	2,107	$2,759,588

			$2,759,588

Food/Drug Retailers — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)		8,600	$6,493,000

			$6,493,000

Health Care — 0.7%
Avantor, Inc.
6.00%, 10/1/24(9)		13,000	$13,321,230
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		11,650	11,256,813
6.25%, 3/31/23		13,375	12,823,281
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)		14,825	15,756,010
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	12,956,875
4.375%, 10/1/21		1,225	1,229,594

			$67,343,803

26

Security	Principal Amount* (000’s omitted)		Value
Leisure Goods/Activities/Movies — 0.0%(11)
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,252,500

			$4,252,500

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(9)		6,700	$6,633,000

			$6,633,000

Radio and Television — 0.0%(11)
iHeartCommunications, Inc.
9.00%, 12/15/19(6)		1,709	$1,153,575
Univision Communications, Inc.
5.125%, 2/15/25(9)		3,000	2,741,250

			$3,894,825

Telecommunications — 0.1%
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(9)(10)	EUR	9,175	$9,417,925

			$9,417,925

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(9)		2,000	$2,022,500
5.875%, 1/15/24(9)		5,000	5,012,500
5.25%, 6/1/26(9)		7,675	7,320,031

			$14,355,031

Total Corporate Bonds & Notes (identified cost $246,612,330)			$238,616,500

Asset-Backed Securities — 3.0%

Security	Principal Amount (000’s omitted)		Value
Alinea CLO, Ltd.
Series 2018-1A, Class D, 5.861%, (3 mo. USD LIBOR + 3.10%), 7/20/31(9)(10)		$2,500	$2,416,593
Series 2018-1A, Class E, 8.761%, (3 mo. USD LIBOR + 6.00%), 7/20/31(9)(10)		3,000	2,866,887
ALM Loan Funding, Ltd.
Series 2013-7RA, Class DR, 9.927%, (3 mo. USD LIBOR + 7.14%), 10/15/28(9)(10)		3,000	3,028,098
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.798%, (3 mo. USD LIBOR + 6.18%), 11/10/30(9)(10)		3,525	3,414,837
AMMC CLO, Ltd.
Series 2014-15A, Class ERR, 9.237%, (3 mo. USD LIBOR + 6.91%), 1/15/32(9)(10)		5,000	4,940,665
Apidos CLO XX
Series 2015-20A, Class DR, 8.479%, (3 mo. USD LIBOR + 5.70%), 7/16/31(9)(10)		2,375	2,289,825
Ares XL CLO, Ltd.
Series 2016-40A, Class CR, 6.187%, (3 mo. USD LIBOR + 3.40%), 1/15/29(9)(10)		2,500	2,505,025
Series 2016-40A, Class DR, 9.137%, (3 mo. USD LIBOR + 6.35%), 1/15/29(9)(10)		3,500	3,456,211

27

Security	Principal Amount (000’s omitted)	Value
Ares XLIX CLO, Ltd.
Series 2018-49A, Class D, 5.761%, (3 mo. USD LIBOR + 3.00%), 7/22/30(9)(10)	$2,500	$2,449,685
Series 2018-49A, Class E, 8.461%, (3 mo. USD LIBOR + 5.70%), 7/22/30(9)(10)	3,500	3,329,973
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class C, 5.516%, (3 mo. USD LIBOR + 2.90%), 5/15/30(9)(10)	5,000	4,815,345
Series 2014-32RA, Class D, 8.466%, (3 mo. USD LIBOR + 5.85%), 5/15/30(9)(10)	1,000	949,413
Ares XXXVR CLO, Ltd.
Series 2015-35RA, Class E, 8.487%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,000	3,757,660
Babson CLO, Ltd.
Series 2015-IA, Class DR, 5.361%, (3 mo. USD LIBOR + 2.60%), 1/20/31(9)(10)	2,500	2,393,895
Series 2016-1A, Class DR, 5.822%, (3 mo. USD LIBOR + 3.05%), 7/23/30(9)(10)	1,250	1,229,556
Series 2016-1A, Class ER, 8.772%, (3 mo. USD LIBOR + 6.00%), 7/23/30(9)(10)	3,500	3,387,842
Series 2018-1A, Class C, 5.387%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	3,500	3,333,032
Bain Capital Credit CLO, Ltd.
Series 2018-1A, Class D, 5.472%, (3 mo. USD LIBOR + 2.70%), 4/23/31(9)(10)	5,000	4,796,705
Benefit Street Partners CLO, Ltd.
Series 2015-8A, Class DR, 8.361%, (3 mo. USD LIBOR + 5.60%), 1/20/31(9)(10)	5,401	5,048,423
Series 2018-14A, Class D, 5.361%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)	1,500	1,408,295
Series 2018-16A, Class D, 6.513%, (3 mo. USD LIBOR + 3.70%), 1/17/32(9)(10)	2,000	1,967,026
Series 2018-16A, Class E, 9.513%, (3 mo. USD LIBOR + 6.70%), 1/17/32(9)(10)	2,250	2,227,574
Series 2018-5BA, Class C, 5.691%, (3 mo. USD LIBOR + 2.93%), 4/20/31(9)(10)	5,000	4,809,005
Series 2018-5BA, Class D, 8.711%, (3 mo. USD LIBOR + 5.95%), 4/20/31(9)(10)	3,500	3,345,958
Betony CLO 2, Ltd.
Series 2018-1A, Class C, 5.651%, (3 mo. USD LIBOR + 2.90%), 4/30/31(9)(10)	2,500	2,383,678
Series 2018-1A, Class D, 8.401%, (3 mo. USD LIBOR + 5.65%), 4/30/31(9)(10)	4,550	4,264,642
BlueMountain CLO, Ltd.
Series 2015-3A, Class CR, 5.361%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)	5,000	4,758,820
Series 2015-3A, Class DR, 8.161%, (3 mo. USD LIBOR + 5.40%), 4/20/31(9)(10)	3,000	2,798,334
Series 2016-3A, Class DR, 5.716%, (3 mo. USD LIBOR + 3.10%), 11/15/30(9)(10)	1,500	1,479,551
Series 2016-3A, Class ER, 8.566%, (3 mo. USD LIBOR + 5.95%), 11/15/30(9)(10)	1,500	1,449,902
Series 2018-1A, Class D, 5.801%, (3 mo. USD LIBOR + 3.05%), 7/30/30(9)(10)	2,500	2,388,553
Series 2018-1A, Class E, 8.701%, (3 mo. USD LIBOR + 5.95%), 7/30/30(9)(10)	2,000	1,910,044
Canyon Capital CLO, Ltd.
Series 2012-1RA, Class E, 8.487%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,875	4,519,179
Series 2016-1A, Class DR, 5.587%, (3 mo. USD LIBOR + 2.80%), 7/15/31(9)(10)	3,000	2,869,878
Series 2016-1A, Class ER, 8.537%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	4,000	3,700,980
Series 2016-2A, Class ER, 8.787%, (3 mo. USD LIBOR + 6.00%), 10/15/31(9)(10)	4,500	4,197,892
Series 2018-1A, Class D, 5.687%, (3 mo. USD LIBOR + 2.90%), 7/15/31(9)(10)	3,000	2,878,500
Series 2018-1A, Class E, 8.537%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	2,750	2,542,116
Carlyle CLO, Ltd.
Series C17A, Class CR, 5.551%, (3 mo. USD LIBOR + 2.80%), 4/30/31(9)(10)	5,000	4,847,415
Series C17A, Class DR, 8.751%, (3 mo. USD LIBOR + 6.00%), 4/30/31(9)(10)	3,500	3,389,767
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class CR2, 6.297%, (3 mo. USD LIBOR + 3.50%), 1/14/32(9)(10)	2,500	2,484,737
Series 2012-3A, Class DR2, 9.297%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(10)	1,500	1,465,373
Series 2014-3RA, Class C, 5.715%, (3 mo. USD LIBOR + 2.95%), 7/27/31(9)(10)	1,000	975,778
Series 2014-3RA, Class D, 8.165%, (3 mo. USD LIBOR + 5.40%), 7/27/31(9)(10)	2,150	2,001,837
Series 2014-4RA, Class C, 5.687%, (3 mo. USD LIBOR + 2.90%), 7/15/30(9)(10)	2,000	1,944,322
Series 2014-4RA, Class D, 8.437%, (3 mo. USD LIBOR + 5.65%), 7/15/30(9)(10)	3,500	3,296,979
Cole Park CLO, Ltd.
Series 2015-1A, Class ER, 9.361%, (3 mo. USD LIBOR + 6.60%), 10/20/28(9)(10)	2,000	1,979,314

28

Security	Principal Amount (000’s omitted)	Value
Dryden CLO, Ltd.
Series 2018-55A, Class D, 5.637%, (3 mo. USD LIBOR + 2.85%), 4/15/31(9)(10)	$1,500	$1,454,508
Series 2018-55A, Class E, 8.187%, (3 mo. USD LIBOR + 5.40%), 4/15/31(9)(10)	2,000	1,865,940
Dryden Senior Loan Fund
Series 2015-40A, Class DR, 5.716%, (3 mo. USD LIBOR + 3.10%), 8/15/31(9)(10)	3,000	2,961,237
Series 2015-40A, Class ER, 8.366%, (3 mo. USD LIBOR + 5.75%), 8/15/31(9)(10)	2,350	2,243,204
Series 2015-41A, Class DR, 5.387%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	5,000	4,762,890
Series 2015-41A, Class ER, 8.087%, (3 mo. USD LIBOR + 5.30%), 4/15/31(9)(10)	1,268	1,174,547
Series 2016-42A, Class DR, 5.717%, (3 mo. USD LIBOR + 2.93%), 7/15/30(9)(10)	2,500	2,437,145
Series 2016-42A, Class ER, 8.337%, (3 mo. USD LIBOR + 5.55%), 7/15/30(9)(10)	3,500	3,295,964
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 9.432%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(10)	4,500	4,359,402
Galaxy XXV CLO, Ltd.
Series 2015-19A, Class D1R, 9.309%, (3 mo. USD LIBOR + 6.53%), 7/24/30(9)(10)	2,000	1,888,398
Series 2018-25A, Class D, 5.437%, (3 mo. USD LIBOR + 3.10%), 10/25/31(9)(10)	2,500	2,415,600
Series 2018-25A, Class E, 8.287%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	3,500	3,298,799
Golub Capital Partners CLO, Ltd.
Series 2018-37A, Class D, 5.486%, (3 mo. USD LIBOR + 3.30%), 7/20/30(9)(10)	4,000	3,882,824
Series 2018-37A, Class E, 7.936%, (3 mo. USD LIBOR + 5.75%), 7/20/30(9)(10)	4,750	4,396,704
ICG US CLO, Ltd.
Series 2018-2A, Class D, 5.861%, (3 mo. USD LIBOR + 3.10%), 7/22/31(9)(10)	2,000	1,932,980
Series 2018-2A, Class E, 8.511%, (3 mo. USD LIBOR + 5.75%), 7/22/31(9)(10)	3,000	2,773,113
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR2, 8.681%, (3 mo. USD LIBOR + 5.92%), 10/21/30(9)(10)	2,000	1,913,670
Neuberger Berman CLO XXII, Ltd.
Series 2016-22A, Class DR, 5.873%, (3 mo. USD LIBOR + 3.10%), 10/17/30(9)(10)	2,500	2,412,398
Series 2016-22A, Class ER, 8.833%, (3 mo. USD LIBOR + 6.06%), 10/17/30(9)(10)	3,000	2,874,087
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2018-28A, Class E, 8.361%, (3 mo. USD LIBOR + 5.60%), 4/20/30(9)(10)	1,950	1,820,857
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 10.145%, (3 mo. USD LIBOR + 7.50%), 11/20/27(9)(10)	3,000	3,000,054
Palmer Square CLO, Ltd.
Series 2013-2A, Class CRR, 5.973%, (3 mo. USD LIBOR + 3.20%), 10/17/31(9)(10)	2,500	2,431,340
Series 2013-2A, Class DRR, 8.623%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(10)	3,250	3,090,776
Series 2015-1A, Class DR, 8.846%, (3 mo. USD LIBOR + 6.20%), 5/21/29(9)(10)	1,850	1,803,406
Series 2018-1A, Class C, 5.28%, (3 mo. USD LIBOR + 2.50%), 4/18/31(9)(10)	3,000	2,816,697
Series 2018-1A, Class D, 7.93%, (3 mo. USD LIBOR + 5.15%), 4/18/31(9)(10)	2,000	1,810,884
Series 2018-2A, Class D, 8.379%, (3 mo. USD LIBOR + 5.60%), 7/16/31(9)(10)	2,000	1,879,764
Regatta XIII Funding, Ltd.
Series 2018-2A, Class C, 5.887%, (3 mo. USD LIBOR + 3.10%), 7/15/31(9)(10)	2,500	2,416,488
Series 2018-2A, Class D, 8.737%, (3 mo. USD LIBOR + 5.95%), 7/15/31(9)(10)	5,000	4,776,505
Regatta XIV Funding, Ltd.
Series 2018-3A, Class D, 5.971%, (3 mo. USD LIBOR + 3.20%), 10/25/31(9)(10)	2,500	2,432,373
Series 2018-3A, Class E, 8.721%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	4,500	4,295,673
Regatta XV Funding, Ltd.
Series 2018-4A, Class D, 8.99%, (3 mo. USD LIBOR + 6.50%), 10/25/31(9)(10)	3,875	3,823,276
Upland CLO, Ltd.
Series 2016-1A, Class CR, 5.661%, (3 mo. USD LIBOR + 2.90%), 4/20/31(9)(10)	4,500	4,287,789
Series 2016-1A, Class DR, 8.661%, (3 mo. USD LIBOR + 5.90%), 4/20/31(9)(10)	4,625	4,405,863

29

Security	Principal Amount (000’s omitted)	Value
Vibrant CLO 1X, Ltd.
Series 2018-9A, Class C, 5.961%, (3 mo. USD LIBOR + 3.20%), 7/20/31(9)(10)	$2,500	$2,408,133
Series 2018-9A, Class D, 9.011%, (3 mo. USD LIBOR + 6.25%), 7/20/31(9)(10)	3,500	3,335,741
Vibrant CLO X, Ltd.
Series 2018-10A, Class C, 5.688%, (3 mo. USD LIBOR + 3.25%), 10/20/31(9)(10)	5,000	4,849,090
Series 2018-10A, Class D, 8.628%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(10)	5,000	4,743,630
Voya CLO, Ltd.
Series 2014-1A, Class DR2, 8.78%, (3 mo. USD LIBOR + 6.00%), 4/18/31(9)(10)	3,250	3,073,177
Series 2015-3A, Class CR, 5.911%, (3 mo. USD LIBOR + 3.15%), 10/20/31(9)(10)	2,500	2,422,208
Series 2015-3A, Class DR, 8.961%, (3 mo. USD LIBOR + 6.20%), 10/20/31(9)(10)	5,500	5,321,167
Series 2016-3A, Class CR, 6.03%, (3 mo. USD LIBOR + 3.25%), 10/18/31(9)(10)	2,000	1,952,096
Series 2016-3A, Class DR, 8.86%, (3 mo. USD LIBOR + 6.08%), 10/18/31(9)(10)	3,375	3,238,434
Series 2018-1A, Class C, 5.361%, (3 mo. USD LIBOR + 2.60%), 4/19/31(9)(10)	5,000	4,696,830
Webster Park CLO, Ltd.
Series 2015-1A, Class CR, 5.661%, (3 mo. USD LIBOR + 2.90%), 7/20/30(9)(10)	2,000	1,945,094
Series 2015-1A, Class DR, 8.261%, (3 mo. USD LIBOR + 5.50%), 7/20/30(9)(10)	2,500	2,345,635

Total Asset-Backed Securities (identified cost $287,540,890)		$276,461,509

Common Stocks — 0.6%

Security	Shares	Value
Aerospace and Defense — 0.0%(11)
IAP Global Services, LLC(4)(12)(13)	168	$2,017,583

		$2,017,583

Automotive — 0.0%(11)
Dayco Products, LLC(12)(13)	48,926	$1,804,146

		$1,804,146

Electronics/Electrical — 0.0%(11)
Answers Corp.(4)(12)(13)	642,963	$1,253,778

		$1,253,778

Health Care — 0.0%(11)
New Millennium Holdco, Inc.(12)(13)	319,499	$54,315

		$54,315

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(4)(12)(13)	190,419	$0

		$0

Oil and Gas — 0.4%
AFG Holdings, Inc.(4)(12)(13)	281,241	$19,771,242
Fieldwood Energy, Inc.(12)(13)	109,481	4,160,278
Paragon Offshore Finance Company, Class A(12)(13)	16,581	16,581
Paragon Offshore Finance Company, Class B(12)(13)	8,290	302,585
Samson Resources II, LLC, Class A(12)(13)	387,972	8,923,356

30

Security	Shares	Value
Southcross Holdings Group, LLC(4)(12)(13)	573	$0
Southcross Holdings L.P., Class A(13)	573	293,663

		$33,467,705

Publishing — 0.1%
ION Media Networks, Inc.(4)(12)(13)	13,247	$12,498,015
Tweddle Group, Inc.(4)(12)(13)	18,167	878,556

		$13,376,571

Radio and Television — 0.1%
Cumulus Media, Inc., Class A(12)(13)	371,654	$4,478,430

		$4,478,430

Retailers (Except Food and Drug) — 0.0%(11)
David’s Bridal, Inc.(12)(13)	163,937	$1,270,512

		$1,270,512

Total Common Stocks (identified cost $33,126,216)		$57,723,040

Short-Term Investments — 1.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(14)	147,306,649	$147,306,649

Total Short-Term Investments (identified cost $147,297,053)		$147,306,649

Total Investments — 123.3% (identified cost $11,651,948,854)		$11,309,724,810

Less Unfunded Loan Commitments — (0.1)%		$(12,924,299)

Net Investments — 123.2% (identified cost $11,639,024,555)		$11,296,800,511

Other Assets, Less Liabilities — (23.2)%		$(2,127,734,066)

Net Assets — 100.0%		$9,169,066,445

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	This Senior Loan will settle after January 31, 2019, at which time the interest rate will be determined.

31

(3)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)

The stated interest rate represents the weighted average interest rate at January 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)	When-issued security.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $433,716,836 or 4.7% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2019.

(11)	Amount is less than 0.05%.

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $1,266,893.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	12,500,000	USD	14,361,565	Citibank, N.A.	2/28/19	$—	$(25,161)
EUR	18,500,000	USD	21,278,904	State Street Bank and Trust Company	2/28/19	—	(61,025)
USD	8,711,032	CAD	11,543,511	HSBC Bank USA, N.A.	2/28/19	—	(79,738)
USD	258,016,356	EUR	224,922,007	State Street Bank and Trust Company	2/28/19	50,533	—
EUR	12,500,000	USD	14,397,070	State Street Bank and Trust Company	3/29/19	—	(23,686)
EUR	13,000,000	USD	14,901,744	State Street Bank and Trust Company	3/29/19	46,576	—
EUR	18,500,000	USD	21,331,566	State Street Bank and Trust Company	3/29/19	—	(58,957)
USD	252,972,700	EUR	220,840,419	HSBC Bank USA, N.A.	3/29/19	—	(965,238)
USD	1,586,507	EUR	1,382,559	State Street Bank and Trust Company	3/29/19	—	(3,256)
USD	2,295,208	EUR	2,000,000	State Street Bank and Trust Company	3/29/19	—	(4,533)
USD	8,483,056	EUR	7,352,626	State Street Bank and Trust Company	3/29/19	28,486	—
USD	189,356,322	EUR	164,401,063	Goldman Sachs International	4/30/19	—	(200,593)
USD	78,726,135	GBP	59,947,105	State Street Bank and Trust Company	4/30/19	—	(243,414)

						$125,595	$(1,665,601)

Abbreviations:

CIDOR	-	Canada Three Month Interbank Rate

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

32

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $125,595 and $1,665,601, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

33

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$10,558,174,376	$18,518,437	$10,576,692,813
Corporate Bonds & Notes	—	238,616,500	—	238,616,500
Asset-Backed Securities	—	276,461,509	—	276,461,509
Common Stocks	4,478,430	16,825,436	36,419,174	57,723,040
Short-Term Investments	—	147,306,649	—	147,306,649
Total Investments	$4,478,430	$11,237,384,470	$54,937,611	$11,296,800,511
Forward Foreign Currency Exchange Contracts	$—	$125,595	$—	$125,595
Total	$4,478,430	$11,237,510,065	$54,937,611	$11,296,926,106

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,665,601)	$—	$(1,665,601)
Total	$—	$(1,665,601)	$—	$(1,665,601)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

34

Eaton Vance

Floating-Rate & High Income Fund

January 31, 2019 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2019, the Fund owned 13.3% of Eaton Vance Floating Rate Portfolio’s outstanding interests and 21.4% of High Income Opportunities Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2019 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Eaton Vance Floating Rate Portfolio (identified cost, $1,389,895,118)	$1,327,786,899	84.1%

High Income Opportunities Portfolio (identified cost, $265,998,748)	253,089,883	16.0%

Total Investments in Affiliated Portfolios (identified cost $1,655,893,866)	$1,580,876,782	100.1%

Other Assets, Less Liabilities	$(1,668,973)	(0.1)%

Net Assets	$1,579,207,809	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2019 and October 31, 2018, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Eaton Vance Floating Rate Portfolio’s Portfolio of Investments is included herein. A copy of the Form N-Q (containing a Portfolio of Investments) for High Income Opportunities Portfolio at January 31, 2019 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Floating Rate Portfolio

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 89.8%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.3%
DAE Aviation Holdings, Inc.
Term Loan, Maturing January 23, 2026(2)		3,269	$3,260,038
Term Loan, Maturing January 23, 2026(2)		6,081	6,063,670
IAP Worldwide Services, Inc.
Revolving Loan, 1.51%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(3)		5,347	5,314,474
Term Loan - Second Lien, 9.30%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(4)		7,065	5,644,285
TransDigm, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		59,051	57,853,908
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		28,108	27,479,943
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025		8,196	8,008,678
Wesco Aircraft Hardware Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020		11,538	11,364,437
WP CPP Holdings, LLC
Term Loan, 6.51%, (USD LIBOR + 3.75%), Maturing April 30, 2025(5)		7,805	7,707,870

			$132,697,303

Automotive — 2.1%
American Axle and Manufacturing, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		37,952	$36,702,553
Apro, LLC
Term Loan, 6.59%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,883	2,850,834
Belron Finance US, LLC
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.25%), Maturing November 7, 2024		3,644	3,600,977
Chassix, Inc.
Term Loan, 8.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(5)		9,039	8,948,313
CS Intermediate Holdco 2, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		5,163	5,020,606
Dayco Products, LLC
Term Loan, 6.96%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		11,484	11,225,932
Garrett LX III S.a.r.l.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	5,650	6,388,168
Term Loan, 5.33%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025		3,342	3,268,527
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		11,217	10,880,490
Horizon Global Corporation
Term Loan, 8.80%, (3 mo. USD LIBOR + 6.00%), Maturing June 30, 2021		8,223	7,996,943
L&W, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		9,428	9,356,918

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tenneco, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2025		38,075	$37,305,580
Thor Industries, Inc.
Term Loan, Maturing November 3, 2025(2)		21,025	20,210,281
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	7,764	8,789,681
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		17,703	17,157,131
Tower Automotive Holdings USA, LLC
Term Loan, 5.31%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		15,074	14,489,744
Visteon Corporation
Term Loan, 4.28%, (USD LIBOR + 1.75%), Maturing March 25, 2024(5)		2,217	2,167,223

			$206,359,901

Beverage and Tobacco — 0.2%
Arctic Glacier U.S.A., Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2024		5,552	$5,463,651
Arterra Wines Canada, Inc.
Term Loan, 5.54%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		4,118	4,054,130
Flavors Holdings, Inc.
Term Loan, 8.55%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		13,613	12,659,659
Term Loan - Second Lien, 12.80%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		3,000	2,415,000

			$24,592,440

Brokerage/Securities Dealers/Investment Houses — 0.3%
Advisor Group, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		7,057	$7,022,026
Aretec Group, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		14,225	14,033,844
OZ Management L.P.
Term Loan, 7.31%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		6,040	6,024,900
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 10.24%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	3,781,000

			$30,861,770

Building and Development — 2.3%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		28,052	$27,408,787
Brookfield Property REIT, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		11,147	10,679,287
Capital Automotive L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024		4,781	4,655,040
Core & Main L.P.
Term Loan, 5.72%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024		11,132	11,016,335
CPG International, Inc.
Term Loan, 6.63%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024		15,380	14,893,198
DTZ U.S. Borrower, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025		59,675	58,705,712
Henry Company, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		10,162	9,996,583

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
NCI Building Systems, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		9,775	$9,353,873
Quikrete Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		38,680	37,587,915
RE/MAX International, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		21,369	21,048,619
Realogy Group, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		10,795	10,518,153
Summit Materials Companies I, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		2,537	2,474,765
Werner FinCo L.P.
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		8,350	8,078,630
WireCo WorldGroup, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		7,849	7,829,714

			$234,246,611

Business Equipment and Services — 8.2%
Acosta Holdco, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		8,759	$4,185,468
Adtalem Global Education, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		4,527	4,504,614
Aimbridge Acquisition Co., Inc.
Term Loan, Maturing February 1, 2026(2)		3,050	3,046,188
AlixPartners, LLP
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		29,004	28,713,626
Altran Technologies S.A.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	16,241	18,537,634
AppLovin Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		18,700	18,723,375
ASGN Incorporated
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		5,481	5,422,997
Blitz F18-675 GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	9,325	10,715,412
Bracket Intermediate Holding Corp.
Term Loan, 7.00%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		10,973	10,780,481
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.96%, (USD LIBOR + 4.25%), Maturing June 21, 2024(5)		5,935	5,718,011
Camelot UK Holdco Limited
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		18,993	18,874,743
Cast and Crew Payroll, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 27, 2024		6,711	6,713,550
Ceridian HCM Holding, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025		17,606	17,444,482
Change Healthcare Holdings, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		70,385	69,040,100
Crossmark Holdings, Inc.
DIP Loan, 10.00%, (1 mo. USD LIBOR + 7.50%), Maturing April 15, 2019		3,003	3,007,140
Term Loan, 0.00%, Maturing December 20, 2019(6)		35,294	9,323,488

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 26, 2024		23,915	$23,444,159
Duff & Phelps Corporation
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		13,969	13,519,368
EAB Global, Inc.
Term Loan, 6.41%, (USD LIBOR + 3.75%), Maturing November 15, 2024(5)		14,491	14,092,011
Education Management, LLC
Revolving Loan, 0.00%, Maturing March 31, 2019(3)(4)(6)		10,413	1,964,928
Term Loan, 0.00%, Maturing July 2, 2020(4)(6)		4,614	870,597
Term Loan, 0.00%, Maturing July 2, 2020(4)(6)		10,387	0
EIG Investors Corp.
Term Loan, 6.44%, (USD LIBOR + 3.75%), Maturing February 9, 2023(5)		53,744	53,051,576
Extreme Reach, Inc.
Term Loan, 8.75%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		8,568	8,482,709
First Data Corporation
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022		24,625	24,557,032
Garda World Security Corporation
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		20,447	20,191,071
Term Loan, 6.50%, (CIDOR + 4.25%), Maturing May 24, 2024	CAD	14,256	10,632,734
Gartner, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 1.50%), Maturing March 20, 2022		2,738	2,720,322
Global Payments, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		3,549	3,496,165
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing October 17, 2025		6,000	5,890,314
IG Investment Holdings, LLC
Term Loan, 6.13%, (USD LIBOR + 3.50%), Maturing May 23, 2025(5)		32,543	32,176,688
Information Resources, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing December 1, 2025		19,800	19,503,000
ION Trading Technologies S.a.r.l.
Term Loan, 4.25%, (3 mo. EURIBOR + 3.25%, Floor 1.00%), Maturing November 21, 2024	EUR	4,340	4,725,653
Iron Mountain, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		9,950	9,632,543
J.D. Power and Associates
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023		13,054	12,858,584
KAR Auction Services, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		11,110	11,037,386
Kronos Incorporated
Term Loan, 5.54%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		66,792	65,651,318
Monitronics International, Inc.
Term Loan, 8.30%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		20,582	18,122,688
PGX Holdings, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		10,193	9,988,867
Ping Identity Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025		6,244	6,181,189
Pre-Paid Legal Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2025		5,092	5,050,751
Prime Security Services Borrower, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		12,215	12,064,053

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Red Ventures, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024		16,939	$16,804,878
ServiceMaster Company
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023		12,717	12,674,395
SMG Holdings, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025		2,680	2,627,830
Solera, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		27,194	26,704,044
Spin Holdco, Inc.
Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		45,275	44,369,959
Tempo Acquisition, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		5,168	5,084,179
Trans Union, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		10,254	10,146,293
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		5,199	5,140,388
Vestcom Parent Holdings, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		12,959	12,667,457
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		1,536	1,489,536
West Corporation
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		3,930	3,589,627
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		15,896	14,650,291
Worldpay, LLC
Term Loan, 4.22%, (USD LIBOR + 1.75%), Maturing August 9, 2024(5)		20,718	20,625,205
ZPG PLC
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing June 30, 2025	EUR	4,975	5,680,147
Term Loan, 5.48%, (1 mo. GBP LIBOR + 4.75%), Maturing June 30, 2025	GBP	8,675	11,264,342

			$818,175,586

Cable and Satellite Television — 4.3%
Altice France S.A.
Term Loan, 6.51%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		4,988	$4,714,744
Charter Communications Operating, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		34,351	33,951,749
CSC Holdings, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		34,288	33,312,435
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		13,075	12,611,923
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		17,302	16,901,671
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,828	10,908,247
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		22,974	21,327,831
Term Loan, 6.20%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		4,577	4,296,496
Radiate Holdco, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		12,577	12,222,308
Telenet Financing USD, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		28,900	28,221,370
Telenet International Finance S.a.r.l.
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing December 15, 2027	EUR	18,000	20,541,272

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Unitymedia Finance, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing September 30, 2025		1,500	$1,478,063
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		18,775	18,489,470
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	18,000	20,658,584
UPC Financing Partnership
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		27,535	27,159,019
Virgin Media Bristol, LLC
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		79,100	77,822,851
Virgin Media Investment Holdings Limited
Term Loan, 3.98%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	11,925	15,480,753
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	22,850	25,910,710
Ziggo Secured Finance Partnership
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		48,481	47,007,649

			$433,017,145

Chemicals and Plastics — 4.1%
Alpha 3 B.V.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		11,605	$11,265,789
Aruba Investments, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		3,805	3,757,703
Ashland, Inc.
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		6,230	6,195,081
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.55%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		42,396	41,710,062
Caldic B.V.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	500	567,114
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	1,500	1,701,341
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	6,425	7,347,663
Emerald Performance Materials, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		6,252	6,217,118
Term Loan - Second Lien, 10.25%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		5,000	4,950,000
Ferro Corporation
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,805	3,763,368
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,887	3,845,181
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		9,163	9,063,254
Flint Group GmbH
Term Loan, 5.78%, (USD LIBOR + 3.00%), Maturing September 7, 2021(5)		2,734	2,552,505
Flint Group US, LLC
Term Loan, 5.78%, (USD LIBOR + 3.00%), Maturing September 7, 2021(5)		16,536	15,440,565
Gemini HDPE, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		9,883	9,771,786
H.B. Fuller Company
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		22,537	22,189,398
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	28,871	32,683,820

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Kraton Polymers, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	3,855	$4,419,407
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		9,650	9,547,641
Messer Industries GmbH
Term Loan, Maturing October 1, 2025(2)	EUR	4,275	4,897,239
Term Loan, Maturing October 1, 2025(2)		26,300	25,774,000
Orion Engineered Carbons GmbH
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		6,436	6,323,543
Platform Specialty Products Corporation
Term Loan, Maturing November 14, 2025(2)		8,400	8,331,750
PMHC II, Inc.
Term Loan, 6.15%, (USD LIBOR + 3.50%), Maturing March 31, 2025(5)		4,169	3,975,707
Polar US Borrower, LLC
Term Loan, 7.54%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025		11,375	11,289,687
PQ Corporation
Term Loan, 5.24%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		30,242	29,533,076
Proampac PG Borrower, LLC
Term Loan, 6.10%, (USD LIBOR + 3.50%), Maturing November 18, 2023(5)		8,462	8,250,670
Sonneborn Refined Products B.V.
Term Loan, 8.25%, (3 mo. USD Prime + 2.75%), Maturing December 10, 2020		914	912,085
Sonneborn, LLC
Term Loan, 8.25%, (3 mo. USD Prime + 2.75%), Maturing December 10, 2020		5,181	5,168,463
Spectrum Holdings III Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		4,811	4,615,459
Starfruit Finco B.V.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 1, 2025	EUR	5,425	6,222,822
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		22,725	22,281,862
Tata Chemicals North America, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020		5,654	5,611,221
Trinseo Materials Operating S.C.A.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing September 9, 2024		4,065	3,969,285
Tronox Blocked Borrower, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		9,382	9,272,588
Tronox Finance, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		21,651	21,398,279
Univar, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		22,626	22,215,546
Venator Materials Corporation
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		4,271	4,212,105
Versum Materials, Inc.
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		3,249	3,248,683

			$404,492,866

Clothing/Textiles — 0.1%
Tumi, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025		6,483	$6,292,585

			$6,292,585

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,807	$2,786,196
SGB-SMIT Management GmbH
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	6,713	6,373,789

			$9,159,985

Containers and Glass Products — 2.6%
Anchor Glass Container Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2023		5,562	$4,505,160
Berlin Packaging, LLC
Term Loan, 5.55%, (USD LIBOR + 3.00%), Maturing November 7, 2025(5)		9,619	9,281,932
Berry Global, Inc.
Term Loan, 4.27%, (1 mo. USD LIBOR + 1.75%), Maturing January 6, 2021		1,000	996,250
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		14,319	14,135,156
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,369	7,288,482
BWAY Holding Company
Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		23,004	22,256,343
Consolidated Container Company, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		6,231	6,091,115
Flex Acquisition Company, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		41,476	40,344,316
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		17,487	17,060,876
Libbey Glass, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		10,317	9,930,517
Pelican Products, Inc.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		7,040	6,907,632
Reynolds Group Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		58,391	57,681,449
Ring Container Technologies Group, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		11,200	10,976,245
Trident TPI Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		18,252	17,772,815
Verallia Packaging S.A.S
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	26,357	30,010,887
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing August 1, 2025	EUR	6,850	7,808,384

			$263,047,559

Cosmetics/Toiletries — 0.2%
KIK Custom Products, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		25,180	$23,912,796

			$23,912,796

Drugs — 3.3%
Albany Molecular Research, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		15,331	$14,894,956
Alkermes, Inc.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		19,027	18,789,168

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Amneal Pharmaceuticals, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		30,088	$29,887,321
Arbor Pharmaceuticals, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		29,168	25,084,897
Bausch Health Companies, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		65,524	64,934,950
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		37,720	37,436,681
Horizon Pharma, Inc.
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2024		19,181	19,121,519
Jaguar Holding Company II
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		67,755	66,583,577
Mallinckrodt International Finance S.A.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		23,991	22,411,966
Term Loan, 5.62%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		10,171	9,573,086
PharMerica Corporation
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024		11,620	11,600,980
Term Loan - Second Lien, 10.26%, (1 mo. USD LIBOR + 7.75%), Maturing December 5, 2025		4,650	4,626,750

			$324,945,851

Ecological Services and Equipment — 0.6%
Advanced Disposal Services, Inc.
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		23,800	$23,603,443
EnergySolutions, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		16,716	14,626,500
GFL Environmental, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		17,815	17,219,114

			$55,449,057

Electronics/Electrical — 11.2%
Almonde, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		34,783	$33,489,401
Applied Systems, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		37,090	36,336,690
Term Loan - Second Lien, 9.50%, (1 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		3,279	3,286,816
Aptean, Inc.
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		9,850	9,788,907
Term Loan - Second Lien, 12.31%, (3 mo. USD LIBOR + 9.50%), Maturing December 14, 2023		4,335	4,338,611
Avast Software B.V.
Term Loan, 5.30%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023		14,597	14,460,523
Barracuda Networks, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		12,690	12,499,542
Blackhawk Network Holdings, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025		2,874	2,832,301
BMC Software Finance, Inc.
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,450	3,970,259
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		37,350	36,537,227

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Campaign Monitor Finance Pty. Limited
Term Loan, 8.05%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		12,965	$11,152,227
Celestica, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025		4,701	4,583,841
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		4,425	4,364,156
Cohu, Inc.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), Maturing September 20, 2025		10,499	10,367,454
CommScope, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		4,600	4,586,930
CPI International, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		11,269	11,064,693
Cypress Semiconductor Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021		10,886	10,790,491
DigiCert, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024		20,771	20,407,145
Electro Rent Corporation
Term Loan, 7.78%, (USD LIBOR + 5.00%), Maturing January 31, 2024(5)		13,785	13,750,537
Energizer Holdings, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing June 20, 2025		6,525	6,488,297
Entegris, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		2,850	2,830,406
Epicor Software Corporation
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		16,598	16,278,744
Exact Merger Sub, LLC
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		6,987	6,960,363
EXC Holdings III Corp.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		5,420	5,359,137
Flexera Software, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025		11,266	11,139,664
GlobalLogic Holdings, Inc.
Term Loan, 1.63%, Maturing August 1, 2025(3)		450	446,051
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		3,142	3,114,553
Go Daddy Operating Company, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		58,758	58,127,992
GTCR Valor Companies, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing June 16, 2023	EUR	2,963	3,367,564
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		25,243	24,769,633
Hyland Software, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024		41,826	41,313,757
Infoblox, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		17,408	17,413,359
Infor (US), Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		84,472	84,066,980
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	1,008	1,157,891
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		40,309	40,245,718
Lattice Semiconductor Corporation
Term Loan, 6.76%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		3,717	3,726,577

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
MA FinanceCo., LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		40,352	$39,695,982
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		5,880	5,701,199
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		19,364	18,541,403
Marcel LUX IV S.a.r.l.
Term Loan, Maturing September 26, 2025(2)	EUR	2,650	3,023,710
Term Loan, Maturing September 26, 2025(2)		3,250	3,205,313
Microchip Technology Incorporated
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		27,537	27,146,724
MKS Instruments, Inc.
Term Loan, Maturing January 18, 2026(2)		4,025	4,020,597
MTS Systems Corporation
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		848	837,799
Prometric Holdings, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		3,350	3,299,442
Renaissance Holding Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		17,353	16,731,069
Term Loan - Second Lien, 9.50%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		2,175	2,011,875
Seattle Spinco, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		39,709	38,501,605
SGS Cayman L.P.
Term Loan, 8.18%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		1,126	1,066,733
SkillSoft Corporation
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		61,271	50,204,328
SolarWinds Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024		27,222	26,665,790
Southwire Company
Term Loan, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing May 19, 2025		4,846	4,772,953
Sparta Systems, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing August 21, 2024		3,456	3,084,703
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		19,361	19,004,552
SS&C Technologies, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		2,768	2,720,351
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		50,336	49,409,576
SurveyMonkey, Inc.
Term Loan, 6.17%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025		13,486	13,284,100
Sutherland Global Services, Inc.
Term Loan, 8.18%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		4,837	4,582,630
Tibco Software, Inc.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		24,725	24,595,626
TriTech Software Systems
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		10,300	10,052,161
TTM Technologies, Inc.
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		3,306	3,222,973

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Uber Technologies
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		49,652	$49,139,788
Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		30,459	30,306,551
Ultra Clean Holdings, Inc.
Term Loan, 7.01%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		11,130	10,851,750
VeriFone Systems, Inc.
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		11,471	11,234,655
Veritas Bermuda, Ltd.
Term Loan, 7.07%, (USD LIBOR + 4.50%), Maturing January 27, 2023(5)		24,183	21,245,011
Vero Parent, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024		18,121	18,121,084
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (1 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	6,544	7,378,255
Term Loan, 5.63%, (2 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		7,713	7,327,315
Western Digital Corporation
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		11,435	11,181,004

			$1,117,583,044

Equipment Leasing — 0.7%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		66,745	$66,194,617
Delos Finance S.a.r.l.
Term Loan, 4.55%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		1,000	999,554
IBC Capital Limited
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		6,948	6,713,022

			$73,907,193

Financial Intermediaries — 3.0%
Citco Funding, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		33,465	$33,088,519
Clipper Acquisitions Corp.
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		13,167	12,969,495
Ditech Holding Corporation
Term Loan, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022		34,065	23,062,316
Donnelley Financial Solutions, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		2,237	2,209,179
EIG Management Company, LLC
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		3,002	2,996,683
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	1,362	1,561,077
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	7,938	9,099,496
Focus Financial Partners, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		19,869	19,637,080
Fortress Investment Group, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		11,203	11,099,225
Franklin Square Holdings L.P.
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		6,509	6,467,846

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Freedom Mortgage Corporation
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		34,971	$34,883,207
Greenhill & Co., Inc.
Term Loan, 6.47%, (3 mo. USD LIBOR + 3.75%), Maturing October 12, 2022		11,883	11,867,959
GreenSky Holdings, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		15,806	15,647,507
Guggenheim Partners, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		36,857	36,741,799
Harbourvest Partners, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		15,426	15,156,023
Jefferies Finance, LLC
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing August 2, 2024		1,975	1,942,906
LPL Holdings, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		16,317	16,194,785
MIP Delaware, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		1,554	1,545,853
Ocwen Financial Corporation
Term Loan, 7.52%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		2,781	2,750,164
Sesac Holdco II, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		10,402	10,089,803
StepStone Group L.P.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025		6,923	6,914,034
Victory Capital Holdings, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing February 12, 2025		3,942	3,930,104
Virtus Investment Partners, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		7,020	6,971,619
Walker & Dunlop, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2025		12,300	12,207,743

			$299,034,422

Food Products — 3.5%
Alphabet Holding Company, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		36,465	$33,289,298
Badger Buyer Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		5,017	4,903,653
CHG PPC Parent, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		8,681	8,518,599
Del Monte Foods, Inc.
Term Loan, 5.90%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		26,314	21,687,349
Dole Food Company, Inc.
Term Loan, 5.26%, (USD LIBOR + 2.75%), Maturing April 6, 2024(5)		19,715	19,098,961
Froneri International PLC
Term Loan, 2.63%, (6 mo. EURIBOR + 2.63%), Maturing January 31, 2025	EUR	19,850	22,793,074
Term Loan, 3.98%, (1 mo. GBP LIBOR + 3.25%), Maturing January 31, 2025	GBP	12,010	15,758,807
Hearthside Food Solutions, LLC
Term Loan, 6.19%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		10,303	9,942,384
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		5,750	5,599,062

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
High Liner Foods Incorporated
Term Loan, 6.04%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		15,165	$12,889,937
HLF Financing S.a.r.l.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		16,309	16,247,966
Jacobs Douwe Egberts International B.V.
Term Loan, 4.56%, (3 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		29,951	29,707,074
JBS USA Lux S.A.
Term Loan, 5.26%, (USD LIBOR + 2.50%), Maturing October 30, 2022(5)		91,968	91,163,541
Nomad Foods Europe Midco Limited
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		16,909	16,512,199
Post Holdings, Inc.
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		6,676	6,609,592
Refresco Group B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	13,118	14,843,627
Term Loan, 4.89%, (3 mo. GBP LIBOR + 4.00%), Maturing March 28, 2025	GBP	1,500	1,940,961
Restaurant Technologies, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		9,350	9,317,855
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	6,670,154

			$347,494,093

Food Service — 1.7%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		79,691	$78,455,512
Aramark Services, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		9,606	9,554,386
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025		7,438	7,121,526
Dhanani Group, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025		7,288	7,133,497
IRB Holding Corp.
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		25,497	24,910,773
KFC Holding Co.
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		6,712	6,664,950
NPC International, Inc.
Term Loan, 6.05%, (USD LIBOR + 3.50%), Maturing April 19, 2024(5)		6,691	6,423,216
TKC Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2023		4,602	4,465,052
US Foods, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		12,298	12,122,508
Welbilt, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		8,227	8,051,794

			$164,903,214

Food/Drug Retailers — 0.9%
Albertsons, LLC
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		5,075	$5,023,478
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		46,780	46,128,703
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2025		12,505	12,244,741

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Diplomat Pharmacy, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		5,313	$5,301,933
Holland & Barrett International
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,675	5,003,188
Term Loan, 6.16%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	11,175	13,525,768

			$87,227,811

Health Care — 8.8%
Acadia Healthcare Company, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		3,046	$3,016,841
ADMI Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		22,661	22,406,187
Agiliti Health, Inc.
Term Loan, 1.50%, Maturing January 4, 2026(3)		5,750	5,735,625
Akorn, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing April 16, 2021		17,825	14,527,509
Alliance Healthcare Services, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		11,445	11,359,162
Term Loan - Second Lien, 12.50%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		5,575	5,533,188
Argon Medical Devices, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		7,096	7,025,411
Athletico Management, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		4,900	4,844,875
Auris Luxembourg III S.a.r.l.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 17, 2022	EUR	2,481	2,749,156
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		2,939	2,931,739
Avantor, Inc.
Term Loan, 6.57%, (3 mo. USD LIBOR + 3.75%), Maturing November 21, 2024		17,324	17,310,654
BioClinica, Inc.
Term Loan, 7.00%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		10,687	9,725,258
BW NHHC Holdco, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		11,741	11,506,180
Carestream Dental Equipment, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		6,127	5,882,352
CHG Healthcare Services, Inc.
Term Loan, 5.66%, (USD LIBOR + 3.00%), Maturing June 7, 2023(5)		36,550	36,207,357
Community Health Systems, Inc.
Term Loan, 5.96%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021		6,820	6,717,176
Concentra, Inc.
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		10,800	10,705,550
CPI Holdco, LLC
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		11,247	10,994,416
CryoLife, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		5,519	5,502,002
CTC AcquiCo GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 7, 2025	EUR	11,928	13,524,668
DJO Finance, LLC
Term Loan, 5.83%, (USD LIBOR + 3.25%), Maturing June 8, 2020(5)		22,817	22,788,351

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Elsan SAS
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing October 31, 2022	EUR	8,500	$9,754,771
Envision Healthcare Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		57,850	54,639,325
Equian, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		9,138	8,943,370
Gentiva Health Services, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		23,995	23,874,753
GHX Ultimate Parent Corporation
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024		10,397	10,182,779
Greatbatch Ltd.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022		10,259	10,186,183
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		42,798	42,320,359
Hanger, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		12,059	11,998,581
Indivior Finance S.a.r.l.
Term Loan, 7.25%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022		8,413	8,287,092
Inovalon Holdings, Inc.
Term Loan, 6.06%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		16,099	15,948,060
IQVIA, Inc.
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024		9,675	9,622,498
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025		9,524	9,455,088
Kinetic Concepts, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024		27,432	27,303,648
KUEHG Corp.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025		36,409	35,741,870
Term Loan - Second Lien, 11.05%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		4,425	4,425,000
Medical Solutions, LLC
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024		8,386	8,354,804
MPH Acquisition Holdings, LLC
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023		49,976	48,395,803
MX Holdings US, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2025		5,050	5,021,221
Navicure, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024		8,820	8,687,410
New Millennium Holdco, Inc.
Term Loan, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020		3,241	1,814,888
One Call Corporation
Term Loan, 7.76%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022		20,597	18,125,133
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		49,223	47,582,127
Parexel International Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		21,553	20,479,660
Press Ganey Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023		9,098	8,961,363
Prospect Medical Holdings, Inc.
Term Loan, 8.06%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024		13,324	13,257,691

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
R1 RCM, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing May 8, 2025		6,741	$6,690,567
Radiology Partners Holdings, LLC
Term Loan, Maturing June 21, 2025(2)		5,325	5,298,375
RadNet, Inc.
Term Loan, 6.55%, (USD LIBOR + 3.75%), Maturing June 30, 2023(5)		14,937	14,909,366
Select Medical Corporation
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		22,206	22,039,080
Sotera Health Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022		12,355	12,077,313
Sound Inpatient Physicians
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025		2,629	2,596,403
Surgery Center Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024		18,837	18,365,648
Syneos Health, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024		4,006	3,949,171
Team Health Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024		36,377	32,830,570
Tecomet, Inc.
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024		8,594	8,497,440
U.S. Anesthesia Partners, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		21,308	21,068,598
Verscend Holding Corp.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		26,135	25,938,491
Viant Medical Holdings, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		5,711	5,691,054
Wink Holdco, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		5,247	5,074,285

			$879,383,495

Home Furnishings — 0.6%
Bright Bidco B.V.
Term Loan, 6.20%, (USD LIBOR + 3.50%), Maturing June 30, 2024(5)		18,339	$13,823,097
Serta Simmons Bedding, LLC
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		56,404	48,366,473

			$62,189,570

Industrial Equipment — 3.9%
AI Alpine AT Bidco GmbH
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing October 31, 2025	EUR	5,500	$6,229,984
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.25%), Maturing October 31, 2025		2,875	2,774,375
Altra Industrial Motion Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		9,249	9,106,566
Apex Tool Group, LLC
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		27,209	26,257,071
Carlisle Foodservice Products, Inc.
Term Loan, 1.00%, Maturing March 20, 2025(3)		1,031	1,007,485
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		4,535	4,433,017

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Clark Equipment Company
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		21,312	$20,992,668
CPM Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025		4,050	3,991,781
Delachaux S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 28, 2021	EUR	3,000	3,438,706
Term Loan, 6.31%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		7,407	7,259,268
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,993	3,383,109
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	7,483	8,457,773
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		12,114	11,970,040
DXP Enterprises, Inc.
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		5,728	5,684,544
Engineered Machinery Holdings, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		9,488	9,120,176
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		3,600	3,555,000
EWT Holdings III Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		28,237	27,848,885
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	4,392	5,044,149
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		16,274	16,165,880
Gardner Denver, Inc.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	6,253	7,181,473
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		8,498	8,467,448
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	9,506	10,744,887
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		25,685	25,196,600
Hamilton Holdco, LLC
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025		9,925	9,838,032
Hayward Industries, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		4,938	4,842,863
LTI Holdings, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		5,885	5,701,336
Milacron, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		21,989	21,631,122
Minimax GmbH & Co. KG
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 31, 2025	EUR	3,458	3,979,034
Paladin Brands Holding, Inc.
Term Loan, 8.31%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		13,602	13,499,834
Rexnord, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024		11,276	11,181,718
Robertshaw US Holding Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		22,876	21,332,193
Shape Technologies Group, Inc.
Term Loan, 5.78%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025		9,875	9,727,244
Tank Holding Corp.
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing March 17, 2022		9,565	9,433,374

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Titan Acquisition Limited
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		36,326	$34,373,004
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	14,300	16,437,680

			$390,288,319

Insurance — 2.7%
Alliant Holdings I, Inc.
Term Loan, 5.26%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		22,563	$21,744,747
AmWINS Group, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		36,875	36,276,136
Asurion, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		24,026	23,706,098
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		28,310	27,913,338
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,239	2,207,128
Term Loan - Second Lien, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		29,575	29,824,554
Financiere CEP SAS
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	5,725	6,389,012
FrontDoor, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025		5,661	5,632,508
Hub International Ltd.
Term Loan, 5.51%, (USD LIBOR + 2.75%), Maturing April 25, 2025(5)		33,921	32,775,825
NFP Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		37,042	35,699,426
Sedgwick Claims Management Services, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		15,475	15,126,813
USI, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		33,542	32,262,900

			$269,558,485

Leisure Goods/Activities/Movies — 3.4%
AMC Entertainment Holdings, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		7,995	$7,880,411
Ancestry.com Operations, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		47,375	46,663,821
Bombardier Recreational Products, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		43,883	43,188,337
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.39%, (USD LIBOR + 3.75%), Maturing July 8, 2022(5)		8,379	7,997,675
ClubCorp Holdings, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		20,148	19,439,055
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	9,627	10,944,965
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		25,269	24,732,370
Delta 2 (LUX) S.a.r.l.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		30,135	29,080,530
Emerald Expositions Holding, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		18,792	18,322,260

19

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Etraveli Holding AB
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	8,800	$10,066,181
Lindblad Expeditions, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		485	480,212
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		1,940	1,936,612
Live Nation Entertainment, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		37,018	36,909,678
Match Group, Inc.
Term Loan, 5.09%, (2 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		7,116	7,084,494
Sabre GLBL, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		992	980,799
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		16,217	15,961,895
SRAM, LLC
Term Loan, 5.43%, (USD LIBOR + 2.75%), Maturing March 15, 2024(5)		21,370	20,995,793
Steinway Musical Instruments, Inc.
Term Loan, 6.26%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		9,801	9,604,919
Travel Leaders Group, LLC
Term Loan, 6.51%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		11,343	11,293,374
UFC Holdings, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		15,445	15,356,250

			$338,919,631

Lodging and Casinos — 3.9%
Aristocrat Technologies, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		14,979	$14,742,342
Azelis Finance S.A.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	2,600	2,982,655
Boyd Gaming Corporation
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		4,600	4,552,834
Churchill Downs Incorporated
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,465	3,440,457
CityCenter Holdings, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		37,231	36,672,633
Eldorado Resorts, LLC
Term Loan, 4.81%, (2 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		11,596	11,480,505
ESH Hospitality, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		15,432	15,198,105
Four Seasons Hotels Limited
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		6,763	6,681,724
Golden Nugget, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		30,991	30,550,992
GVC Holdings PLC
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	16,575	18,929,393
Term Loan, 4.53%, (6 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	7,500	9,795,492
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		12,506	12,396,077
Hanjin International Corp.
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,650	5,547,594

20

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hilton Worldwide Finance, LLC
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		37,054	$36,701,848
Hospitality Investors Trust
Term Loan, 5.53%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2019		5,100	5,080,110
Las Vegas Sands, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		17,042	16,771,130
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		28,956	28,551,758
Playa Resorts Holding B.V.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		28,012	27,077,895
Richmond UK Bidco Limited
Term Loan, 4.98%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,914	3,561,036
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	11,225	12,898,315
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		54,053	53,661,488
VICI Properties 1, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		25,293	24,874,276
Wyndham Hotels & Resorts, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		9,377	9,237,803

			$391,386,462

Nonferrous Metals/Minerals — 0.7%
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(4)(7)		571	$465,182
Dynacast International, LLC
Term Loan, 5.77%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		13,262	13,013,543
Murray Energy Corporation
Term Loan, 9.75%, (1 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		21,981	18,656,511
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(4)(6)		2,878	221,867
Oxbow Carbon, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023		7,006	6,997,492
Term Loan - Second Lien, 10.00%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		8,500	8,521,250
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	15,625	17,739,057

			$65,614,902

Oil and Gas — 1.6%
Ameriforge Group, Inc.
Term Loan, 9.80%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		21,607	$21,622,738
Apergy Corporation
Term Loan, 5.16%, (USD LIBOR + 2.50%), Maturing May 9, 2025(5)		868	850,764
Centurion Pipeline Company, LLC
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		3,225	3,192,750
CITGO Petroleum Corporation
Revolving Loan, 0.51%, Maturing July 23, 2019(3)		12,500	12,381,250
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021		15,559	15,397,293
Delek US Holdings, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		5,290	5,131,348

21

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Fieldwood Energy, LLC
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	23,006	$21,395,211
Term Loan - Second Lien, 9.75%, (1 mo. USD LIBOR + 7.25%), Maturing April 11, 2023	2,952	2,577,953
McDermott Technology Americas, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	14,193	13,660,522
MEG Energy Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	9,616	9,567,803
PSC Industrial Holdings Corp.
Term Loan, 6.26%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	8,034	7,853,625
Sheridan Investment Partners II L.P.
Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	935	797,135
Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	2,507	2,137,404
Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	18,024	15,365,159
Sheridan Production Partners I, LLC
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,416	1,210,288
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	2,317	1,981,462
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	17,489	14,953,499
Ultra Resources, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing April 12, 2024	15,825	14,202,938

		$164,279,142

Publishing — 1.1%
Ascend Learning, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	13,886	$13,625,214
Getty Images, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	43,979	43,813,904
Harland Clarke Holdings Corp.
Term Loan, 7.55%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	11,724	10,933,000
LSC Communications, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	9,264	9,263,700
Multi Color Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2022	3,383	3,281,778
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2024	9,584	9,392,715
ProQuest, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	14,088	14,030,918
Tweddle Group, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	2,720	2,531,555

		$106,872,784

Radio and Television — 2.2%
ALM Media Holdings, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	8,238	$7,496,474
AP NMT Acquisition B.V.
Term Loan, 8.55%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	3,733	3,659,330
CBS Radio, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	14,803	14,396,197
Cumulus Media New Holdings, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	41,445	40,130,275

22

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
E.W. Scripps Company (The)
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 2, 2024	4,123	$4,050,663
Entravision Communications Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	9,973	9,599,133
Gray Television, Inc.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	5,810	5,726,492
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	9,075	8,950,219
Hubbard Radio, LLC
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	12,023	11,872,333
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing July 30, 2019(6)	5,384	3,630,696
Term Loan, 0.00%, Maturing January 30, 2020(6)	33,740	22,718,101
Mission Broadcasting, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	4,330	4,197,182
NEP/NCP Holdco, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 20, 2025	3,750	3,706,249
Nexstar Broadcasting, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	25,045	24,278,029
Sinclair Television Group, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	14,186	14,079,109
Univision Communications, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	46,115	43,145,939

		$221,636,421

Retailers (Except Food and Drug) — 2.2%
Ascena Retail Group, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	14,167	$13,069,489
Bass Pro Group, LLC
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	12,541	12,428,379
BJ’s Wholesale Club, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	13,449	13,346,696
CDW, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	20,877	20,806,702
Coinamatic Canada, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	269	260,862
David’s Bridal, Inc.
Term Loan, 10.29%, (3 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	3,249	3,281,030
Term Loan, 10.79%, (3 mo. USD LIBOR + 8.00%), Maturing January 18, 2026	11,754	10,225,916
Evergreen Acqco 1 L.P.
Term Loan, 6.53%, (USD LIBOR + 3.75%), Maturing July 9, 2019(5)	23,854	22,691,096
Global Appliance, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	8,188	8,115,918
Go Wireless, Inc.
Term Loan, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	2,658	2,561,950
Harbor Freight Tools USA, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	5,841	5,674,065
Hoya Midco, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	13,982	13,597,141

23

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
J. Crew Group, Inc.
Term Loan, 5.79%, (3 mo. USD LIBOR + 3.00%), Maturing March 5, 2021(4)	25,976	$17,429,774
LSF9 Atlantis Holdings, LLC
Term Loan, 8.51%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	12,200	11,254,212
Party City Holdings, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 19, 2022	5,535	5,504,279
PetSmart, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	43,741	36,781,580
PFS Holding Corporation
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	9,954	5,474,494
Pier 1 Imports (U.S.), Inc.
Term Loan, 6.38%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	9,431	5,894,141
Radio Systems Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	4,679	4,591,023
Staples, Inc.
Term Loan, 6.54%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	6,757	6,680,736

		$219,669,483

Steel — 0.9%
Atkore International, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	18,991	$18,555,710
GrafTech Finance, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	29,164	28,689,273
Neenah Foundry Company
Term Loan, 9.13%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	8,220	8,137,802
Phoenix Services International, LLC
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	9,751	9,665,989
Zekelman Industries, Inc.
Term Loan, 4.86%, (2 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	29,595	29,101,722

		$94,150,496

Surface Transport — 0.6%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	11,378	$11,235,708
Avis Budget Car Rental, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing February 13, 2025	5,702	5,647,591
Hertz Corporation (The)
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	10,347	10,091,431
Kenan Advantage Group, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	1,816	1,793,475
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	6,552	6,469,670
PODS, LLC
Term Loan, 5.26%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	4,868	4,768,799
Stena International S.a.r.l.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	16,893	16,534,149
XPO Logistics, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	4,275	4,216,886

		$60,757,709

24

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Telecommunications — 4.7%
CenturyLink, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		73,601	$70,503,509
Ciena Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing September 26, 2025		13,142	13,100,994
Colorado Buyer, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		16,530	15,799,785
Digicel International Finance Limited
Term Loan, 5.96%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		14,612	13,442,854
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	31,950	36,391,677
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	16,287	18,416,480
Global Eagle Entertainment, Inc.
Term Loan, 10.35%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		18,928	19,117,281
Intelsat Jackson Holdings S.A.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		30,250	30,077,152
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		19,794	20,049,735
IPC Corp.
Term Loan, 7.25%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		11,591	9,620,230
Level 3 Financing, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		35,850	35,280,236
Onvoy, LLC
Term Loan, 7.30%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		12,797	11,421,378
Plantronics, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		15,572	15,169,846
SBA Senior Finance II, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 11, 2025		32,987	32,436,042
Sprint Communications, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		61,625	60,313,496
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024		6,675	6,583,219
Syniverse Holdings, Inc.
Term Loan, 7.51%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		11,315	10,310,338
Telesat Canada
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		49,656	48,873,892
Zayo Group, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 19, 2024		4,000	3,974,644

			$470,882,788

Utilities — 1.8%
Brookfield WEC Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 1, 2025		28,625	$28,535,547
Calpine Construction Finance Company L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		2,642	2,594,117
Calpine Corporation
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing May 31, 2023		2,998	2,950,201
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		34,662	34,127,663
Dayton Power & Light Company (The)
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022		5,439	5,432,201

25

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Granite Acquisition, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		1,707	$1,706,542
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		37,411	37,403,172
Lightstone Holdco, LLC
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		1,132	1,092,865
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		20,533	19,823,204
Longview Power, LLC
Term Loan, 8.75%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		3,522	3,125,997
Talen Energy Supply, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		6,149	6,091,616
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		11,142	11,054,647
USIC Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023		9,196	8,902,941
Vistra Energy Corp.
Term Loan, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025		12,612	12,400,380
Vistra Operations Company, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing December 14, 2023		2,487	2,456,218

			$177,697,311

Total Senior Floating-Rate Loans (identified cost $9,315,926,360)			$8,970,688,230

Corporate Bonds & Notes — 2.3%

Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.0%(8)
TransDigm, Inc.
6.25%, 3/15/26(9)(10)		4,275	$4,349,812

			$4,349,812

Automotive — 0.1%
Tenneco, Inc.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(9)(11)	EUR	6,000	$6,927,689

			$6,927,689

Cable and Satellite Television — 0.0%(8)
Virgin Media Secured Finance PLC
5.25%, 1/15/26(9)		3,635	$3,594,106

			$3,594,106

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		16,525	$13,281,969
PQ Corp.
6.75%, 11/15/22(9)		4,000	4,202,000

			$17,483,969

26

Security	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		14,537	$14,610,026
6.287%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(11)		9,925	9,974,625

			$24,584,651

Drugs — 0.5%
Bausch Health Companies, Inc.
6.50%, 3/15/22(9)		11,092	$11,494,085
7.00%, 3/15/24(9)		14,419	15,166,986
5.50%, 11/1/25(9)		19,675	19,696,839

			$46,357,910

Entertainment — 0.1%
Vue International Bidco PLC
4.942%, (3 mo. EURIBOR + 5.25%), 7/15/20(9)(11)	EUR	8,625	$9,864,767

			$9,864,767

Food Products — 0.0%(8)
Iceland Bondco PLC
5.178%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(11)	GBP	1,428	$1,871,190

			$1,871,190

Food/Drug Retailers — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)		12,550	$9,475,250

			$9,475,250

Health Care — 0.5%
Avantor, Inc.
6.00%, 10/1/24(9)		13,105	$13,428,825
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		7,500	7,246,875
6.25%, 3/31/23		16,650	15,963,187
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)		10,550	11,212,540
Tenet Healthcare Corp.
6.00%, 10/1/20		2,500	2,591,375
4.375%, 10/1/21		4,700	4,717,625

			$55,160,427

Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		5,250	$5,315,625

			$5,315,625

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(9)		11,500	$11,385,000

			$11,385,000

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19(6)		8,994	$6,070,950
Univision Communications, Inc.
5.125%, 2/15/25(9)		5,500	5,025,625

			$11,096,575

27

Security	Principal Amount* (000’s omitted)		Value
Telecommunications — 0.1%
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(9)(11)	EUR	6,675	$6,851,733

			$6,851,733

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(9)		3,000	$3,033,750
5.875%, 1/15/24(9)		5,000	5,012,500
5.25%, 6/1/26(9)		10,925	10,419,719

			$18,465,969

Total Corporate Bonds & Notes (identified cost $243,451,376)			$232,784,673

Asset-Backed Securities — 2.6%

Security	Principal Amount (000’s omitted)		Value
Alinea CLO, Ltd.
Series 2018-1A, Class D, 5.861%, (3 mo. USD LIBOR + 3.10%), 7/20/31(9)(11)		$2,500	$2,416,593
Series 2018-1A, Class E, 8.761%, (3 mo. USD LIBOR + 6.00%), 7/20/31(9)(11)		3,000	2,866,887
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.798%, (3 mo. USD LIBOR + 6.18%), 11/10/30(9)(11)		3,525	3,414,837
AMMC CLO 15, Ltd.
Series 2014-15A, Class ERR, 9.237%, (3 mo. USD LIBOR + 6.91%), 1/15/32(9)(11)		5,000	4,940,665
Apidos CLO XX
Series 2015-20A, Class DR, 8.479%, (3 mo. USD LIBOR + 5.70%), 7/16/31(9)(11)		2,375	2,289,825
Ares XL CLO, Ltd.
Series 2016-40A, Class CR, 6.187%, (3 mo. USD LIBOR + 3.40%), 1/15/29(9)(11)		2,500	2,505,025
Series 2016-40A, Class DR, 9.137%, (3 mo. USD LIBOR + 6.35%), 1/15/29(9)(11)		3,500	3,456,211
Ares XLIX CLO, Ltd.
Series 2018-49A, Class D, 5.761%, (3 mo. USD LIBOR + 3.00%), 7/22/30(9)(11)		2,500	2,449,685
Series 2018-49A, Class E, 8.461%, (3 mo. USD LIBOR + 5.70%), 7/22/30(9)(11)		3,500	3,329,973
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class C, 5.516%, (3 mo. USD LIBOR + 2.90%), 5/15/30(9)(11)		5,000	4,815,345
Ares XXXVR CLO, Ltd.
Series 2015-35RA, Class E, 8.487%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(11)		4,000	3,757,660
Babson CLO, Ltd.
Series 2015-IA, Class DR, 5.361%, (3 mo. USD LIBOR + 2.60%), 1/20/31(9)(11)		2,500	2,393,895
Series 2016-1A, Class DR, 5.822%, (3 mo. USD LIBOR + 3.05%), 7/23/30(9)(11)		1,250	1,229,556
Series 2016-1A, Class ER, 8.772%, (3 mo. USD LIBOR + 6.00%), 7/23/30(9)(11)		3,500	3,387,842
Series 2018-1A, Class C, 5.387%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(11)		3,500	3,333,032

28

Security	Principal Amount (000’s omitted)	Value
Bain Capital Credit CLO, Ltd.
Series 2018-1A, Class D, 5.472%, (3 mo. USD LIBOR + 2.70%), 4/23/31(9)(11)	$5,000	$4,796,705
Series 2018-1A, Class E, 8.122%, (3 mo. USD LIBOR + 5.35%), 4/23/31(9)(11)	3,000	2,790,216
Benefit Street Partners CLO V-B, Ltd.
Series 2018-5BA, Class C, 5.691%, (3 mo. USD LIBOR + 2.93%), 4/20/31(9)(11)	5,000	4,809,005
Series 2018-5BA, Class D, 8.711%, (3 mo. USD LIBOR + 5.95%), 4/20/31(9)(11)	3,500	3,345,958
Benefit Street Partners CLO VIII, Ltd.
Series 2015-8A, Class DR, 8.361%, (3 mo. USD LIBOR + 5.60%), 1/20/31(9)(11)	5,401	5,048,423
Benefit Street Partners CLO XIV, Ltd.
Series 2018-14A, Class D, 5.361%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(11)	1,500	1,408,295
Benefit Street Partners CLO XVI, Ltd.
Series 2018-16A, Class D, 6.513%, (3 mo. USD LIBOR + 3.70%), 1/17/32(9)(11)	2,000	1,967,026
Series 2018-16A, Class E, 9.513%, (3 mo. USD LIBOR + 6.70%), 1/17/32(9)(11)	2,250	2,227,574
Betony CLO 2, Ltd.
Series 2018-1A, Class C, 5.651%, (3 mo. USD LIBOR + 2.90%), 4/30/31(9)(11)	2,500	2,383,678
Series 2018-1A, Class D, 8.401%, (3 mo. USD LIBOR + 5.65%), 4/30/31(9)(11)	4,450	4,170,914
BlueMountain CLO, Ltd.
Series 2016-3A, Class DR, 5.716%, (3 mo. USD LIBOR + 3.10%), 11/15/30(9)(11)	1,500	1,479,551
Series 2016-3A, Class ER, 8.566%, (3 mo. USD LIBOR + 5.95%), 11/15/30(9)(11)	1,500	1,449,902
Series 2018-1A, Class D, 5.801%, (3 mo. USD LIBOR + 3.05%), 7/30/30(9)(11)	2,500	2,388,553
Series 2018-1A, Class E, 8.701%, (3 mo. USD LIBOR + 5.95%), 7/30/30(9)(11)	2,000	1,910,044
Canyon Capital CLO, Ltd.
Series 2012-1RA, Class E, 8.487%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(11)	4,875	4,519,179
Series 2016-1A, Class ER, 8.537%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(11)	4,000	3,700,980
Series 2016-2A, Class ER, 8.787%, (3 mo. USD LIBOR + 6.00%), 10/15/31(9)(11)	4,500	4,197,892
Series 2017-1A, Class E, 9.037%, (3 mo. USD LIBOR + 6.25%), 7/15/30(9)(11)	3,250	3,110,367
Series 2018-1A, Class D, 5.687%, (3 mo. USD LIBOR + 2.90%), 7/15/31(9)(11)	3,000	2,878,500
Series 2018-1A, Class E, 8.537%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(11)	2,750	2,542,116
Carlyle CLO, Ltd.
Series C17A, Class CR, 5.551%, (3 mo. USD LIBOR + 2.80%), 4/30/31(9)(11)	5,000	4,847,415
Series C17A, Class DR, 8.751%, (3 mo. USD LIBOR + 6.00%), 4/30/31(9)(11)	3,500	3,389,767
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class CR2, 6.297%, (3 mo. USD LIBOR + 3.50%), 1/14/32(9)(11)	2,500	2,484,737
Series 2012-3A, Class DR2, 9.297%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(11)	1,500	1,465,373
Series 2014-3RA, Class C, 5.715%, (3 mo. USD LIBOR + 2.95%), 7/27/31(9)(11)	1,000	975,778
Series 2014-3RA, Class D, 8.165%, (3 mo. USD LIBOR + 5.40%), 7/27/31(9)(11)	2,150	2,001,837
Series 2014-4RA, Class C, 5.687%, (3 mo. USD LIBOR + 2.90%), 7/15/30(9)(11)	2,000	1,944,322
Series 2014-4RA, Class D, 8.437%, (3 mo. USD LIBOR + 5.65%), 7/15/30(9)(11)	3,500	3,296,979
Dryden CLO, Ltd.
Series 2018-55A, Class D, 5.637%, (3 mo. USD LIBOR + 2.85%), 4/15/31(9)(11)	1,500	1,454,508
Series 2018-55A, Class E, 8.187%, (3 mo. USD LIBOR + 5.40%), 4/15/31(9)(11)	2,000	1,865,940
Dryden Senior Loan Fund
Series 2015-40A, Class DR, 5.716%, (3 mo. USD LIBOR + 3.10%), 8/15/31(9)(11)	3,000	2,961,237
Series 2015-41A, Class DR, 5.387%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(11)	5,000	4,762,890
Series 2015-41A, Class ER, 8.087%, (3 mo. USD LIBOR + 5.30%), 4/15/31(9)(11)	1,268	1,174,547
Series 2016-42A, Class DR, 5.717%, (3 mo. USD LIBOR + 2.93%), 7/15/30(9)(11)	2,500	2,437,145
Series 2016-42A, Class ER, 8.337%, (3 mo. USD LIBOR + 5.55%), 7/15/30(9)(11)	3,500	3,295,964

29

Security	Principal Amount (000’s omitted)	Value
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 9.432%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(11)	$2,500	$2,421,890
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class D, 5.437%, (3 mo. USD LIBOR + 3.10%), 10/25/31(9)(11)	2,500	2,415,600
Series 2018-25A, Class E, 8.287%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(11)	3,500	3,298,799
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 8.761%, (3 mo. USD LIBOR + 6.00%), 1/20/31(9)(11)	2,500	2,347,578
Series 2018-37A, Class D, 6.061%, (3 mo. USD LIBOR + 3.30%), 7/20/30(9)(11)	4,000	3,882,824
Series 2018-37A, Class E, 8.511%, (3 mo. USD LIBOR + 5.75%), 7/20/30(9)(11)	4,750	4,396,704
ICG US CLO, Ltd.
Series 2018-2A, Class D, 5.861%, (3 mo. USD LIBOR + 3.10%), 7/22/31(9)(11)	2,000	1,932,980
Series 2018-2A, Class E, 8.511%, (3 mo. USD LIBOR + 5.75%), 7/22/31(9)(11)	3,000	2,773,113
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 8.871%, (3 mo. USD LIBOR + 6.10%), 4/25/29(9)(11)	1,500	1,483,758
Neuberger Berman CLO XXII, Ltd.
Series 2016-22A, Class DR, 5.873%, (3 mo. USD LIBOR + 3.10%), 10/17/30(9)(11)	2,500	2,412,398
Series 2016-22A, Class ER, 8.833%, (3 mo. USD LIBOR + 6.06%), 10/17/30(9)(11)	3,000	2,874,087
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2018-28A, Class E, 8.361%, (3 mo. USD LIBOR + 5.60%), 4/20/30(9)(11)	1,950	1,820,857
Series 2018-30A, Class D, 6.41%, (3 mo. USD LIBOR + 3.65%), 1/20/31(9)(11)	2,500	2,475,825
Series 2018-30A, Class E, 9.51%, (3 mo. USD LIBOR + 6.75%), 1/20/31(9)(11)	1,000	986,899
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 10.145%, (3 mo. USD LIBOR + 7.50%), 11/20/27(9)(11)	900	900,016
Palmer Square CLO, Ltd.
Series 2013-2A, Class CRR, 5.973%, (3 mo. USD LIBOR + 3.20%), 10/17/31(9)(11)	2,500	2,431,340
Series 2013-2A, Class DRR, 8.623%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(11)	3,000	2,853,024
Series 2018-1A, Class C, 5.28%, (3 mo. USD LIBOR + 2.50%), 4/18/31(9)(11)	3,000	2,816,697
Series 2018-1A, Class D, 7.93%, (3 mo. USD LIBOR + 5.15%), 4/18/31(9)(11)	2,000	1,810,884
Series 2018-2A, Class D, 8.379%, (3 mo. USD LIBOR + 5.60%), 7/16/31(9)(11)	2,000	1,879,764
Regatta XIII Funding, Ltd.
Series 2018-2A, Class C, 5.887%, (3 mo. USD LIBOR + 3.10%), 7/15/31(9)(11)	2,500	2,416,488
Series 2018-2A, Class D, 8.737%, (3 mo. USD LIBOR + 5.95%), 7/15/31(9)(11)	5,000	4,776,505
Regatta XIV Funding, Ltd.
Series 2018-3A, Class D, 5.971%, (3 mo. USD LIBOR + 3.20%), 10/25/31(9)(11)	2,500	2,432,372
Series 2018-3A, Class E, 8.721%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(11)	4,500	4,295,673
Regatta XV Funding, Ltd.
Series 2018-4A, Class D, 8.99%, (3 mo. USD LIBOR + 6.50%), 10/25/31(9)(11)	3,875	3,823,276
Upland CLO, Ltd.
Series 2016-1A, Class CR, 5.661%, (3 mo. USD LIBOR + 2.90%), 4/20/31(9)(11)	4,500	4,287,789
Series 2016-1A, Class DR, 8.661%, (3 mo. USD LIBOR + 5.90%), 4/20/31(9)(11)	4,625	4,405,863
Vibrant CLO 1X, Ltd.
Series 2018-9A, Class C, 5.961%, (3 mo. USD LIBOR + 3.20%), 7/20/31(9)(11)	2,500	2,408,133
Series 2018-9A, Class D, 9.011%, (3 mo. USD LIBOR + 6.25%), 7/20/31(9)(11)	3,500	3,335,741
Vibrant CLO X, Ltd.
Series 2018-10A, Class C, 5.688%, (3 mo. USD LIBOR + 3.25%), 10/20/31(9)(11)	5,000	4,849,090
Series 2018-10A, Class D, 8.628%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(11)	5,000	4,743,630

30

Security	Principal Amount (000’s omitted)	Value
Voya CLO, Ltd.
Series 2015-3A, Class CR, 5.911%, (3 mo. USD LIBOR + 3.15%), 10/20/31(9)(11)	$2,500	$2,422,208
Series 2015-3A, Class DR, 8.961%, (3 mo. USD LIBOR + 6.20%), 10/20/31(9)(11)	5,500	5,321,167
Series 2016-3A, Class CR, 6.03%, (3 mo. USD LIBOR + 3.25%), 10/18/31(9)(11)	2,000	1,952,096
Series 2016-3A, Class DR, 8.86%, (3 mo. USD LIBOR + 6.08%), 10/18/31(9)(11)	3,375	3,238,434
Series 2018-1A, Class C, 5.361%, (3 mo. USD LIBOR + 2.60%), 4/19/31(9)(11)	5,000	4,696,830
Series 2018-2A, Class E, 8.037%, (3 mo. USD LIBOR + 5.25%), 7/15/31(9)(11)	2,500	2,275,540
Webster Park CLO, Ltd.
Series 2015-1A, Class CR, 5.661%, (3 mo. USD LIBOR + 2.90%), 7/20/30(9)(11)	2,000	1,945,094
Series 2015-1A, Class DR, 8.261%, (3 mo. USD LIBOR + 5.50%), 7/20/30(9)(11)	2,500	2,345,635
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 9.061%, (3 mo. USD LIBOR + 6.30%), 7/20/30(9)(11)	3,000	2,930,979

Total Asset-Backed Securities (identified cost $274,031,724)		$263,187,928

Common Stocks — 1.3%

Security	Shares	Value
Aerospace and Defense — 0.3%
IAP Global Services, LLC(4)(12)(13)(14)	950	$11,433,383
IAP Global Services, LLC(4)(12)(13)(14)	1,627	14,685,888

		$26,119,271

Automotive — 0.0%(8)
Dayco Products, LLC(12)(14)	88,506	$3,263,659

		$3,263,659

Electronics/Electrical — 0.0%(8)
Answers Corp.(4)(12)(14)	906,100	$1,766,895

		$1,766,895

Health Care — 0.0%(8)
New Millennium Holdco, Inc.(12)(14)	421,318	$71,624

		$71,624

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(4)(12)(14)	304,664	$0

		$0

Oil and Gas — 0.6%
AFG Holdings, Inc.(4)(12)(14)	498,342	$35,033,443
Fieldwood Energy, Inc.(12)(14)	51,241	1,947,158
Fieldwood Energy, Inc.(12)(14)	221,919	8,432,922
Paragon Offshore Finance Company, Class A(12)(14)	42,177	42,177
Paragon Offshore Finance Company, Class B(12)(14)	21,089	769,748
Samson Resources II, LLC, Class A(12)(14)	435,055	10,006,265
Southcross Holdings Group, LLC(4)(12)(14)	1,281	0
Southcross Holdings L.P., Class A(12)(14)	1,281	656,513

		$56,888,226

31

Security	Shares	Value
Publishing — 0.3%
ION Media Networks, Inc.(4)(12)(14)	28,605	$26,987,673
Tweddle Group, Inc.(4)(12)(14)	19,500	943,020

		$27,930,693

Radio and Television — 0.1%
Cumulus Media, Inc., Class A(12)(14)	551,505	$6,645,635
Cumulus Media, Inc., Class B(12)(14)	93,069	1,107,521

		$7,753,156

Retailers (Except Food and Drug) — 0.0%(8)
David’s Bridal, Inc(12)(14)	227,323	$1,761,753

		$1,761,753

Total Common Stocks (identified cost $56,577,767)		$125,555,277

Short-Term Investments — 4.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(15)	432,169,980	$432,169,980

Total Short-Term Investments (identified cost $432,112,907)		$432,169,980

Total Investments — 100.3% (identified cost $10,322,100,134)		$10,024,386,088

Less Unfunded Loan Commitments — (0.3)%		$(28,453,062)

Net Investments — 100.0% (identified cost $10,293,647,072)		$9,995,933,026

Other Assets, Less Liabilities — (0.0)%(8)		$(4,483,857)

Net Assets — 100.0%		$9,991,449,169

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	This Senior Loan will settle after January 31, 2019, at which time the interest rate will be determined.

32

(3)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)

The stated interest rate represents the weighted average interest rate at January 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)	Amount is less than 0.05%.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $426,174,969 or 4.3% of the Portfolio’s net assets.

(10)	When-issued security.

(11)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2019.

(12)	Non-income producing security.

(13)	Affiliated company.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $2,940,175.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	15,000,000	USD	17,233,878	Citibank, N.A.	2/28/19	$—	$(30,193)
USD	10,812,284	CAD	14,328,006	HSBC Bank USA, N.A.	2/28/19	—	(98,972)
USD	209,519,776	EUR	182,645,818	State Street Bank and Trust Company	2/28/19	41,035	—
EUR	1,500,000	USD	1,719,432	State Street Bank and Trust Company	3/29/19	5,374	—
EUR	15,000,000	USD	17,276,484	State Street Bank and Trust Company	3/29/19	—	(28,423)
EUR	32,000,000	USD	36,891,443	State Street Bank and Trust Company	3/29/19	—	(95,579)
USD	250,896,368	EUR	219,027,820	HSBC Bank USA, N.A.	3/29/19	—	(957,315)
USD	8,244,096	EUR	7,145,510	State Street Bank and Trust Company	3/29/19	27,684	—
USD	1,541,817	EUR	1,343,613	State Street Bank and Trust Company	3/29/19	—	(3,165)
USD	159,933,210	EUR	138,855,621	Goldman Sachs International	4/30/19	—	(169,424)
USD	73,276,075	GBP	55,797,081	State Street Bank and Trust Company	4/30/19	—	(226,563)

						$74,093	$(1,609,634)

33

Abbreviations:

CIDOR	-	Canada Three Month Interbank Rate

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $74,093 and $1,609,634, respectively.

Investments in Affiliated Companies

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At January 31, 2019, the value of the Portfolio’s investment in affiliated companies was $26,119,271, which represents 0.26% of the Portfolio’s net assets. Transactions in affiliated companies by the Portfolio for the fiscal year to date ended January 31, 2019 were as follows:

Name of affiliated company	Shares, Beginning of Period	Gross Additions	Gross Reductions	Shares, End of Period	Value, End of Period	Dividend Income	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Common Stock*
IAP Global Services, LLC(1)(2)(3)	2,577	—	—	2,577	$26,119,271	$—	$—	$656,188

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(2)	Non-income producing security.

(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

34

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$8,915,638,535	$26,596,633	$8,942,235,168
Corporate Bonds & Notes	—	232,784,673	—	232,784,673
Asset-Backed Securities	—	263,187,928	—	263,187,928
Common Stocks	6,645,635	28,059,340	90,850,302	125,555,277
Short-Term Investments	—	432,169,980	—	432,169,980
Total Investments	$6,645,635	$9,871,840,456	$117,446,935	$9,995,933,026
Forward Foreign Currency Exchange Contracts	$—	$74,093	$—	$74,093
Total	$6,645,635	$9,871,914,549	$117,446,935	$9,996,007,119

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,609,634)	$—	$(1,609,634)
Total	$—	$(1,609,634)	$—	$(1,609,634)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

35

Eaton Vance

Floating-Rate Fund

January 31, 2019 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Eaton Vance Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2019, the value of the Fund’s investment in the Portfolio was $8,658,292,339 and the Fund owned 86.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance

Floating Rate Portfolio

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 89.8%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.3%
DAE Aviation Holdings, Inc.
Term Loan, Maturing January 23, 2026(2)		3,269	$3,260,038
Term Loan, Maturing January 23, 2026(2)		6,081	6,063,670
IAP Worldwide Services, Inc.
Revolving Loan, 1.51%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(3)		5,347	5,314,474
Term Loan - Second Lien, 9.30%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(4)		7,065	5,644,285
TransDigm, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		59,051	57,853,908
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		28,108	27,479,943
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025		8,196	8,008,678
Wesco Aircraft Hardware Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020		11,538	11,364,437
WP CPP Holdings, LLC
Term Loan, 6.51%, (USD LIBOR + 3.75%), Maturing April 30, 2025(5)		7,805	7,707,870

			$132,697,303

Automotive — 2.1%
American Axle and Manufacturing, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		37,952	$36,702,553
Apro, LLC
Term Loan, 6.59%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,883	2,850,834
Belron Finance US, LLC
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.25%), Maturing November 7, 2024		3,644	3,600,977
Chassix, Inc.
Term Loan, 8.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(5)		9,039	8,948,313
CS Intermediate Holdco 2, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		5,163	5,020,606
Dayco Products, LLC
Term Loan, 6.96%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		11,484	11,225,932
Garrett LX III S.a.r.l.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	5,650	6,388,168
Term Loan, 5.33%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025		3,342	3,268,527
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		11,217	10,880,490
Horizon Global Corporation
Term Loan, 8.80%, (3 mo. USD LIBOR + 6.00%), Maturing June 30, 2021		8,223	7,996,943
L&W, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		9,428	9,356,918

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tenneco, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2025		38,075	$37,305,580
Thor Industries, Inc.
Term Loan, Maturing November 3, 2025(2)		21,025	20,210,281
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	7,764	8,789,681
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		17,703	17,157,131
Tower Automotive Holdings USA, LLC
Term Loan, 5.31%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		15,074	14,489,744
Visteon Corporation
Term Loan, 4.28%, (USD LIBOR + 1.75%), Maturing March 25, 2024(5)		2,217	2,167,223

			$206,359,901

Beverage and Tobacco — 0.2%
Arctic Glacier U.S.A., Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2024		5,552	$5,463,651
Arterra Wines Canada, Inc.
Term Loan, 5.54%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		4,118	4,054,130
Flavors Holdings, Inc.
Term Loan, 8.55%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		13,613	12,659,659
Term Loan - Second Lien, 12.80%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		3,000	2,415,000

			$24,592,440

Brokerage/Securities Dealers/Investment Houses — 0.3%
Advisor Group, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		7,057	$7,022,026
Aretec Group, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		14,225	14,033,844
OZ Management L.P.
Term Loan, 7.31%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		6,040	6,024,900
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 10.24%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	3,781,000

			$30,861,770

Building and Development — 2.3%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		28,052	$27,408,787
Brookfield Property REIT, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		11,147	10,679,287
Capital Automotive L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024		4,781	4,655,040
Core & Main L.P.
Term Loan, 5.72%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024		11,132	11,016,335
CPG International, Inc.
Term Loan, 6.63%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024		15,380	14,893,198
DTZ U.S. Borrower, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025		59,675	58,705,712
Henry Company, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		10,162	9,996,583

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
NCI Building Systems, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		9,775	$9,353,873
Quikrete Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		38,680	37,587,915
RE/MAX International, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		21,369	21,048,619
Realogy Group, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		10,795	10,518,153
Summit Materials Companies I, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		2,537	2,474,765
Werner FinCo L.P.
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		8,350	8,078,630
WireCo WorldGroup, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		7,849	7,829,714

			$234,246,611

Business Equipment and Services — 8.2%
Acosta Holdco, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		8,759	$4,185,468
Adtalem Global Education, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		4,527	4,504,614
Aimbridge Acquisition Co., Inc.
Term Loan, Maturing February 1, 2026(2)		3,050	3,046,188
AlixPartners, LLP
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		29,004	28,713,626
Altran Technologies S.A.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	16,241	18,537,634
AppLovin Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		18,700	18,723,375
ASGN Incorporated
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		5,481	5,422,997
Blitz F18-675 GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	9,325	10,715,412
Bracket Intermediate Holding Corp.
Term Loan, 7.00%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		10,973	10,780,481
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.96%, (USD LIBOR + 4.25%), Maturing June 21, 2024(5)		5,935	5,718,011
Camelot UK Holdco Limited
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		18,993	18,874,743
Cast and Crew Payroll, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 27, 2024		6,711	6,713,550
Ceridian HCM Holding, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025		17,606	17,444,482
Change Healthcare Holdings, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		70,385	69,040,100
Crossmark Holdings, Inc.
DIP Loan, 10.00%, (1 mo. USD LIBOR + 7.50%), Maturing April 15, 2019		3,003	3,007,140
Term Loan, 0.00%, Maturing December 20, 2019(6)		35,294	9,323,488

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 26, 2024		23,915	$23,444,159
Duff & Phelps Corporation
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		13,969	13,519,368
EAB Global, Inc.
Term Loan, 6.41%, (USD LIBOR + 3.75%), Maturing November 15, 2024(5)		14,491	14,092,011
Education Management, LLC
Revolving Loan, 0.00%, Maturing March 31, 2019(3)(4)(6)		10,413	1,964,928
Term Loan, 0.00%, Maturing July 2, 2020(4)(6)		4,614	870,597
Term Loan, 0.00%, Maturing July 2, 2020(4)(6)		10,387	0
EIG Investors Corp.
Term Loan, 6.44%, (USD LIBOR + 3.75%), Maturing February 9, 2023(5)		53,744	53,051,576
Extreme Reach, Inc.
Term Loan, 8.75%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		8,568	8,482,709
First Data Corporation
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022		24,625	24,557,032
Garda World Security Corporation
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		20,447	20,191,071
Term Loan, 6.50%, (CIDOR + 4.25%), Maturing May 24, 2024	CAD	14,256	10,632,734
Gartner, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 1.50%), Maturing March 20, 2022		2,738	2,720,322
Global Payments, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		3,549	3,496,165
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing October 17, 2025		6,000	5,890,314
IG Investment Holdings, LLC
Term Loan, 6.13%, (USD LIBOR + 3.50%), Maturing May 23, 2025(5)		32,543	32,176,688
Information Resources, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing December 1, 2025		19,800	19,503,000
ION Trading Technologies S.a.r.l.
Term Loan, 4.25%, (3 mo. EURIBOR + 3.25%, Floor 1.00%), Maturing November 21, 2024	EUR	4,340	4,725,653
Iron Mountain, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		9,950	9,632,543
J.D. Power and Associates
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023		13,054	12,858,584
KAR Auction Services, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		11,110	11,037,386
Kronos Incorporated
Term Loan, 5.54%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		66,792	65,651,318
Monitronics International, Inc.
Term Loan, 8.30%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		20,582	18,122,688
PGX Holdings, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		10,193	9,988,867
Ping Identity Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025		6,244	6,181,189
Pre-Paid Legal Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2025		5,092	5,050,751
Prime Security Services Borrower, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		12,215	12,064,053

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Red Ventures, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024		16,939	$16,804,878
ServiceMaster Company
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023		12,717	12,674,395
SMG Holdings, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025		2,680	2,627,830
Solera, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		27,194	26,704,044
Spin Holdco, Inc.
Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		45,275	44,369,959
Tempo Acquisition, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		5,168	5,084,179
Trans Union, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		10,254	10,146,293
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		5,199	5,140,388
Vestcom Parent Holdings, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		12,959	12,667,457
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		1,536	1,489,536
West Corporation
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		3,930	3,589,627
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		15,896	14,650,291
Worldpay, LLC
Term Loan, 4.22%, (USD LIBOR + 1.75%), Maturing August 9, 2024(5)		20,718	20,625,205
ZPG PLC
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing June 30, 2025	EUR	4,975	5,680,147
Term Loan, 5.48%, (1 mo. GBP LIBOR + 4.75%), Maturing June 30, 2025	GBP	8,675	11,264,342

			$818,175,586

Cable and Satellite Television — 4.3%
Altice France S.A.
Term Loan, 6.51%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		4,988	$4,714,744
Charter Communications Operating, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		34,351	33,951,749
CSC Holdings, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		34,288	33,312,435
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		13,075	12,611,923
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		17,302	16,901,671
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,828	10,908,247
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		22,974	21,327,831
Term Loan, 6.20%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		4,577	4,296,496
Radiate Holdco, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		12,577	12,222,308
Telenet Financing USD, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		28,900	28,221,370
Telenet International Finance S.a.r.l.
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing December 15, 2027	EUR	18,000	20,541,272

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Unitymedia Finance, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing September 30, 2025		1,500	$1,478,063
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		18,775	18,489,470
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	18,000	20,658,584
UPC Financing Partnership
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		27,535	27,159,019
Virgin Media Bristol, LLC
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		79,100	77,822,851
Virgin Media Investment Holdings Limited
Term Loan, 3.98%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	11,925	15,480,753
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	22,850	25,910,710
Ziggo Secured Finance Partnership
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		48,481	47,007,649

			$433,017,145

Chemicals and Plastics — 4.1%
Alpha 3 B.V.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		11,605	$11,265,789
Aruba Investments, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		3,805	3,757,703
Ashland, Inc.
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		6,230	6,195,081
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.55%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		42,396	41,710,062
Caldic B.V.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	500	567,114
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	1,500	1,701,341
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	6,425	7,347,663
Emerald Performance Materials, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		6,252	6,217,118
Term Loan - Second Lien, 10.25%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		5,000	4,950,000
Ferro Corporation
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,805	3,763,368
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,887	3,845,181
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		9,163	9,063,254
Flint Group GmbH
Term Loan, 5.78%, (USD LIBOR + 3.00%), Maturing September 7, 2021(5)		2,734	2,552,505
Flint Group US, LLC
Term Loan, 5.78%, (USD LIBOR + 3.00%), Maturing September 7, 2021(5)		16,536	15,440,565
Gemini HDPE, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		9,883	9,771,786
H.B. Fuller Company
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		22,537	22,189,398
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	28,871	32,683,820

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Kraton Polymers, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	3,855	$4,419,407
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		9,650	9,547,641
Messer Industries GmbH
Term Loan, Maturing October 1, 2025(2)	EUR	4,275	4,897,239
Term Loan, Maturing October 1, 2025(2)		26,300	25,774,000
Orion Engineered Carbons GmbH
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		6,436	6,323,543
Platform Specialty Products Corporation
Term Loan, Maturing November 14, 2025(2)		8,400	8,331,750
PMHC II, Inc.
Term Loan, 6.15%, (USD LIBOR + 3.50%), Maturing March 31, 2025(5)		4,169	3,975,707
Polar US Borrower, LLC
Term Loan, 7.54%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025		11,375	11,289,687
PQ Corporation
Term Loan, 5.24%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		30,242	29,533,076
Proampac PG Borrower, LLC
Term Loan, 6.10%, (USD LIBOR + 3.50%), Maturing November 18, 2023(5)		8,462	8,250,670
Sonneborn Refined Products B.V.
Term Loan, 8.25%, (3 mo. USD Prime + 2.75%), Maturing December 10, 2020		914	912,085
Sonneborn, LLC
Term Loan, 8.25%, (3 mo. USD Prime + 2.75%), Maturing December 10, 2020		5,181	5,168,463
Spectrum Holdings III Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		4,811	4,615,459
Starfruit Finco B.V.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 1, 2025	EUR	5,425	6,222,822
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		22,725	22,281,862
Tata Chemicals North America, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020		5,654	5,611,221
Trinseo Materials Operating S.C.A.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing September 9, 2024		4,065	3,969,285
Tronox Blocked Borrower, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		9,382	9,272,588
Tronox Finance, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		21,651	21,398,279
Univar, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		22,626	22,215,546
Venator Materials Corporation
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		4,271	4,212,105
Versum Materials, Inc.
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		3,249	3,248,683

			$404,492,866

Clothing/Textiles — 0.1%
Tumi, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025		6,483	$6,292,585

			$6,292,585

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,807	$2,786,196
SGB-SMIT Management GmbH
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	6,713	6,373,789

			$9,159,985

Containers and Glass Products — 2.6%
Anchor Glass Container Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2023		5,562	$4,505,160
Berlin Packaging, LLC
Term Loan, 5.55%, (USD LIBOR + 3.00%), Maturing November 7, 2025(5)		9,619	9,281,932
Berry Global, Inc.
Term Loan, 4.27%, (1 mo. USD LIBOR + 1.75%), Maturing January 6, 2021		1,000	996,250
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		14,319	14,135,156
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,369	7,288,482
BWAY Holding Company
Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		23,004	22,256,343
Consolidated Container Company, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		6,231	6,091,115
Flex Acquisition Company, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		41,476	40,344,316
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		17,487	17,060,876
Libbey Glass, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		10,317	9,930,517
Pelican Products, Inc.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		7,040	6,907,632
Reynolds Group Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		58,391	57,681,449
Ring Container Technologies Group, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		11,200	10,976,245
Trident TPI Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		18,252	17,772,815
Verallia Packaging S.A.S
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	26,357	30,010,887
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing August 1, 2025	EUR	6,850	7,808,384

			$263,047,559

Cosmetics/Toiletries — 0.2%
KIK Custom Products, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		25,180	$23,912,796

			$23,912,796

Drugs — 3.3%
Albany Molecular Research, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		15,331	$14,894,956
Alkermes, Inc.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		19,027	18,789,168

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Amneal Pharmaceuticals, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		30,088	$29,887,321
Arbor Pharmaceuticals, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		29,168	25,084,897
Bausch Health Companies, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		65,524	64,934,950
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		37,720	37,436,681
Horizon Pharma, Inc.
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2024		19,181	19,121,519
Jaguar Holding Company II
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		67,755	66,583,577
Mallinckrodt International Finance S.A.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		23,991	22,411,966
Term Loan, 5.62%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		10,171	9,573,086
PharMerica Corporation
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024		11,620	11,600,980
Term Loan - Second Lien, 10.26%, (1 mo. USD LIBOR + 7.75%), Maturing December 5, 2025		4,650	4,626,750

			$324,945,851

Ecological Services and Equipment — 0.6%
Advanced Disposal Services, Inc.
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		23,800	$23,603,443
EnergySolutions, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		16,716	14,626,500
GFL Environmental, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		17,815	17,219,114

			$55,449,057

Electronics/Electrical — 11.2%
Almonde, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		34,783	$33,489,401
Applied Systems, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		37,090	36,336,690
Term Loan - Second Lien, 9.50%, (1 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		3,279	3,286,816
Aptean, Inc.
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		9,850	9,788,907
Term Loan - Second Lien, 12.31%, (3 mo. USD LIBOR + 9.50%), Maturing December 14, 2023		4,335	4,338,611
Avast Software B.V.
Term Loan, 5.30%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023		14,597	14,460,523
Barracuda Networks, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		12,690	12,499,542
Blackhawk Network Holdings, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025		2,874	2,832,301
BMC Software Finance, Inc.
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,450	3,970,259
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		37,350	36,537,227

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Campaign Monitor Finance Pty. Limited
Term Loan, 8.05%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		12,965	$11,152,227
Celestica, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025		4,701	4,583,841
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		4,425	4,364,156
Cohu, Inc.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), Maturing September 20, 2025		10,499	10,367,454
CommScope, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		4,600	4,586,930
CPI International, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		11,269	11,064,693
Cypress Semiconductor Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021		10,886	10,790,491
DigiCert, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024		20,771	20,407,145
Electro Rent Corporation
Term Loan, 7.78%, (USD LIBOR + 5.00%), Maturing January 31, 2024(5)		13,785	13,750,537
Energizer Holdings, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing June 20, 2025		6,525	6,488,297
Entegris, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		2,850	2,830,406
Epicor Software Corporation
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		16,598	16,278,744
Exact Merger Sub, LLC
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		6,987	6,960,363
EXC Holdings III Corp.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		5,420	5,359,137
Flexera Software, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025		11,266	11,139,664
GlobalLogic Holdings, Inc.
Term Loan, 1.63%, Maturing August 1, 2025(3)		450	446,051
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		3,142	3,114,553
Go Daddy Operating Company, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		58,758	58,127,992
GTCR Valor Companies, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing June 16, 2023	EUR	2,963	3,367,564
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		25,243	24,769,633
Hyland Software, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024		41,826	41,313,757
Infoblox, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		17,408	17,413,359
Infor (US), Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		84,472	84,066,980
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	1,008	1,157,891
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		40,309	40,245,718
Lattice Semiconductor Corporation
Term Loan, 6.76%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		3,717	3,726,577

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
MA FinanceCo., LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		40,352	$39,695,982
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		5,880	5,701,199
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		19,364	18,541,403
Marcel LUX IV S.a.r.l.
Term Loan, Maturing September 26, 2025(2)	EUR	2,650	3,023,710
Term Loan, Maturing September 26, 2025(2)		3,250	3,205,313
Microchip Technology Incorporated
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		27,537	27,146,724
MKS Instruments, Inc.
Term Loan, Maturing January 18, 2026(2)		4,025	4,020,597
MTS Systems Corporation
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		848	837,799
Prometric Holdings, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		3,350	3,299,442
Renaissance Holding Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		17,353	16,731,069
Term Loan - Second Lien, 9.50%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		2,175	2,011,875
Seattle Spinco, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		39,709	38,501,605
SGS Cayman L.P.
Term Loan, 8.18%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		1,126	1,066,733
SkillSoft Corporation
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		61,271	50,204,328
SolarWinds Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024		27,222	26,665,790
Southwire Company
Term Loan, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing May 19, 2025		4,846	4,772,953
Sparta Systems, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing August 21, 2024		3,456	3,084,703
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		19,361	19,004,552
SS&C Technologies, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		2,768	2,720,351
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		50,336	49,409,576
SurveyMonkey, Inc.
Term Loan, 6.17%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025		13,486	13,284,100
Sutherland Global Services, Inc.
Term Loan, 8.18%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		4,837	4,582,630
Tibco Software, Inc.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		24,725	24,595,626
TriTech Software Systems
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		10,300	10,052,161
TTM Technologies, Inc.
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		3,306	3,222,973

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Uber Technologies
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		49,652	$49,139,788
Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		30,459	30,306,551
Ultra Clean Holdings, Inc.
Term Loan, 7.01%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		11,130	10,851,750
VeriFone Systems, Inc.
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		11,471	11,234,655
Veritas Bermuda, Ltd.
Term Loan, 7.07%, (USD LIBOR + 4.50%), Maturing January 27, 2023(5)		24,183	21,245,011
Vero Parent, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024		18,121	18,121,084
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (1 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	6,544	7,378,255
Term Loan, 5.63%, (2 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		7,713	7,327,315
Western Digital Corporation
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		11,435	11,181,004

			$1,117,583,044

Equipment Leasing — 0.7%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		66,745	$66,194,617
Delos Finance S.a.r.l.
Term Loan, 4.55%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		1,000	999,554
IBC Capital Limited
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		6,948	6,713,022

			$73,907,193

Financial Intermediaries — 3.0%
Citco Funding, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		33,465	$33,088,519
Clipper Acquisitions Corp.
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		13,167	12,969,495
Ditech Holding Corporation
Term Loan, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022		34,065	23,062,316
Donnelley Financial Solutions, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		2,237	2,209,179
EIG Management Company, LLC
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		3,002	2,996,683
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	1,362	1,561,077
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	7,938	9,099,496
Focus Financial Partners, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		19,869	19,637,080
Fortress Investment Group, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		11,203	11,099,225
Franklin Square Holdings L.P.
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		6,509	6,467,846

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Freedom Mortgage Corporation
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		34,971	$34,883,207
Greenhill & Co., Inc.
Term Loan, 6.47%, (3 mo. USD LIBOR + 3.75%), Maturing October 12, 2022		11,883	11,867,959
GreenSky Holdings, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		15,806	15,647,507
Guggenheim Partners, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		36,857	36,741,799
Harbourvest Partners, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		15,426	15,156,023
Jefferies Finance, LLC
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing August 2, 2024		1,975	1,942,906
LPL Holdings, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		16,317	16,194,785
MIP Delaware, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		1,554	1,545,853
Ocwen Financial Corporation
Term Loan, 7.52%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		2,781	2,750,164
Sesac Holdco II, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		10,402	10,089,803
StepStone Group L.P.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025		6,923	6,914,034
Victory Capital Holdings, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing February 12, 2025		3,942	3,930,104
Virtus Investment Partners, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		7,020	6,971,619
Walker & Dunlop, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2025		12,300	12,207,743

			$299,034,422

Food Products — 3.5%
Alphabet Holding Company, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		36,465	$33,289,298
Badger Buyer Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		5,017	4,903,653
CHG PPC Parent, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		8,681	8,518,599
Del Monte Foods, Inc.
Term Loan, 5.90%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		26,314	21,687,349
Dole Food Company, Inc.
Term Loan, 5.26%, (USD LIBOR + 2.75%), Maturing April 6, 2024(5)		19,715	19,098,961
Froneri International PLC
Term Loan, 2.63%, (6 mo. EURIBOR + 2.63%), Maturing January 31, 2025	EUR	19,850	22,793,074
Term Loan, 3.98%, (1 mo. GBP LIBOR + 3.25%), Maturing January 31, 2025	GBP	12,010	15,758,807
Hearthside Food Solutions, LLC
Term Loan, 6.19%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		10,303	9,942,384
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		5,750	5,599,062

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
High Liner Foods Incorporated
Term Loan, 6.04%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		15,165	$12,889,937
HLF Financing S.a.r.l.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		16,309	16,247,966
Jacobs Douwe Egberts International B.V.
Term Loan, 4.56%, (3 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		29,951	29,707,074
JBS USA Lux S.A.
Term Loan, 5.26%, (USD LIBOR + 2.50%), Maturing October 30, 2022(5)		91,968	91,163,541
Nomad Foods Europe Midco Limited
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		16,909	16,512,199
Post Holdings, Inc.
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		6,676	6,609,592
Refresco Group B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	13,118	14,843,627
Term Loan, 4.89%, (3 mo. GBP LIBOR + 4.00%), Maturing March 28, 2025	GBP	1,500	1,940,961
Restaurant Technologies, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		9,350	9,317,855
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	6,670,154

			$347,494,093

Food Service — 1.7%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		79,691	$78,455,512
Aramark Services, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		9,606	9,554,386
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025		7,438	7,121,526
Dhanani Group, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025		7,288	7,133,497
IRB Holding Corp.
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		25,497	24,910,773
KFC Holding Co.
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		6,712	6,664,950
NPC International, Inc.
Term Loan, 6.05%, (USD LIBOR + 3.50%), Maturing April 19, 2024(5)		6,691	6,423,216
TKC Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2023		4,602	4,465,052
US Foods, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		12,298	12,122,508
Welbilt, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		8,227	8,051,794

			$164,903,214

Food/Drug Retailers — 0.9%
Albertsons, LLC
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		5,075	$5,023,478
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		46,780	46,128,703
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2025		12,505	12,244,741

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Diplomat Pharmacy, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		5,313	$5,301,933
Holland & Barrett International
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,675	5,003,188
Term Loan, 6.16%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	11,175	13,525,768

			$87,227,811

Health Care — 8.8%
Acadia Healthcare Company, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		3,046	$3,016,841
ADMI Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		22,661	22,406,187
Agiliti Health, Inc.
Term Loan, 1.50%, Maturing January 4, 2026(3)		5,750	5,735,625
Akorn, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing April 16, 2021		17,825	14,527,509
Alliance Healthcare Services, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		11,445	11,359,162
Term Loan - Second Lien, 12.50%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		5,575	5,533,188
Argon Medical Devices, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		7,096	7,025,411
Athletico Management, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		4,900	4,844,875
Auris Luxembourg III S.a.r.l.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 17, 2022	EUR	2,481	2,749,156
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		2,939	2,931,739
Avantor, Inc.
Term Loan, 6.57%, (3 mo. USD LIBOR + 3.75%), Maturing November 21, 2024		17,324	17,310,654
BioClinica, Inc.
Term Loan, 7.00%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		10,687	9,725,258
BW NHHC Holdco, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		11,741	11,506,180
Carestream Dental Equipment, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		6,127	5,882,352
CHG Healthcare Services, Inc.
Term Loan, 5.66%, (USD LIBOR + 3.00%), Maturing June 7, 2023(5)		36,550	36,207,357
Community Health Systems, Inc.
Term Loan, 5.96%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021		6,820	6,717,176
Concentra, Inc.
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		10,800	10,705,550
CPI Holdco, LLC
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		11,247	10,994,416
CryoLife, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		5,519	5,502,002
CTC AcquiCo GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 7, 2025	EUR	11,928	13,524,668
DJO Finance, LLC
Term Loan, 5.83%, (USD LIBOR + 3.25%), Maturing June 8, 2020(5)		22,817	22,788,351

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Elsan SAS
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing October 31, 2022	EUR	8,500	$9,754,771
Envision Healthcare Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		57,850	54,639,325
Equian, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		9,138	8,943,370
Gentiva Health Services, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		23,995	23,874,753
GHX Ultimate Parent Corporation
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024		10,397	10,182,779
Greatbatch Ltd.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022		10,259	10,186,183
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		42,798	42,320,359
Hanger, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		12,059	11,998,581
Indivior Finance S.a.r.l.
Term Loan, 7.25%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022		8,413	8,287,092
Inovalon Holdings, Inc.
Term Loan, 6.06%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		16,099	15,948,060
IQVIA, Inc.
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024		9,675	9,622,498
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025		9,524	9,455,088
Kinetic Concepts, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024		27,432	27,303,648
KUEHG Corp.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025		36,409	35,741,870
Term Loan - Second Lien, 11.05%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		4,425	4,425,000
Medical Solutions, LLC
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024		8,386	8,354,804
MPH Acquisition Holdings, LLC
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023		49,976	48,395,803
MX Holdings US, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2025		5,050	5,021,221
Navicure, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024		8,820	8,687,410
New Millennium Holdco, Inc.
Term Loan, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020		3,241	1,814,888
One Call Corporation
Term Loan, 7.76%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022		20,597	18,125,133
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		49,223	47,582,127
Parexel International Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		21,553	20,479,660
Press Ganey Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023		9,098	8,961,363
Prospect Medical Holdings, Inc.
Term Loan, 8.06%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024		13,324	13,257,691

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
R1 RCM, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing May 8, 2025		6,741	$6,690,567
Radiology Partners Holdings, LLC
Term Loan, Maturing June 21, 2025(2)		5,325	5,298,375
RadNet, Inc.
Term Loan, 6.55%, (USD LIBOR + 3.75%), Maturing June 30, 2023(5)		14,937	14,909,366
Select Medical Corporation
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		22,206	22,039,080
Sotera Health Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022		12,355	12,077,313
Sound Inpatient Physicians
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025		2,629	2,596,403
Surgery Center Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024		18,837	18,365,648
Syneos Health, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024		4,006	3,949,171
Team Health Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024		36,377	32,830,570
Tecomet, Inc.
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024		8,594	8,497,440
U.S. Anesthesia Partners, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		21,308	21,068,598
Verscend Holding Corp.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		26,135	25,938,491
Viant Medical Holdings, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		5,711	5,691,054
Wink Holdco, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		5,247	5,074,285

			$879,383,495

Home Furnishings — 0.6%
Bright Bidco B.V.
Term Loan, 6.20%, (USD LIBOR + 3.50%), Maturing June 30, 2024(5)		18,339	$13,823,097
Serta Simmons Bedding, LLC
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		56,404	48,366,473

			$62,189,570

Industrial Equipment — 3.9%
AI Alpine AT Bidco GmbH
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing October 31, 2025	EUR	5,500	$6,229,984
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.25%), Maturing October 31, 2025		2,875	2,774,375
Altra Industrial Motion Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		9,249	9,106,566
Apex Tool Group, LLC
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		27,209	26,257,071
Carlisle Foodservice Products, Inc.
Term Loan, 1.00%, Maturing March 20, 2025(3)		1,031	1,007,485
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		4,535	4,433,017

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Clark Equipment Company
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		21,312	$20,992,668
CPM Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025		4,050	3,991,781
Delachaux S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 28, 2021	EUR	3,000	3,438,706
Term Loan, 6.31%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		7,407	7,259,268
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,993	3,383,109
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	7,483	8,457,773
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		12,114	11,970,040
DXP Enterprises, Inc.
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		5,728	5,684,544
Engineered Machinery Holdings, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		9,488	9,120,176
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		3,600	3,555,000
EWT Holdings III Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		28,237	27,848,885
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	4,392	5,044,149
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		16,274	16,165,880
Gardner Denver, Inc.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	6,253	7,181,473
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		8,498	8,467,448
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	9,506	10,744,887
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		25,685	25,196,600
Hamilton Holdco, LLC
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025		9,925	9,838,032
Hayward Industries, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		4,938	4,842,863
LTI Holdings, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		5,885	5,701,336
Milacron, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		21,989	21,631,122
Minimax GmbH & Co. KG
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 31, 2025	EUR	3,458	3,979,034
Paladin Brands Holding, Inc.
Term Loan, 8.31%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		13,602	13,499,834
Rexnord, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024		11,276	11,181,718
Robertshaw US Holding Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		22,876	21,332,193
Shape Technologies Group, Inc.
Term Loan, 5.78%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025		9,875	9,727,244
Tank Holding Corp.
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing March 17, 2022		9,565	9,433,374

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Titan Acquisition Limited
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		36,326	$34,373,004
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	14,300	16,437,680

			$390,288,319

Insurance — 2.7%
Alliant Holdings I, Inc.
Term Loan, 5.26%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		22,563	$21,744,747
AmWINS Group, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		36,875	36,276,136
Asurion, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		24,026	23,706,098
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		28,310	27,913,338
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,239	2,207,128
Term Loan - Second Lien, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		29,575	29,824,554
Financiere CEP SAS
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	5,725	6,389,012
FrontDoor, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025		5,661	5,632,508
Hub International Ltd.
Term Loan, 5.51%, (USD LIBOR + 2.75%), Maturing April 25, 2025(5)		33,921	32,775,825
NFP Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		37,042	35,699,426
Sedgwick Claims Management Services, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		15,475	15,126,813
USI, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		33,542	32,262,900

			$269,558,485

Leisure Goods/Activities/Movies — 3.4%
AMC Entertainment Holdings, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		7,995	$7,880,411
Ancestry.com Operations, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		47,375	46,663,821
Bombardier Recreational Products, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		43,883	43,188,337
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.39%, (USD LIBOR + 3.75%), Maturing July 8, 2022(5)		8,379	7,997,675
ClubCorp Holdings, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		20,148	19,439,055
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	9,627	10,944,965
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		25,269	24,732,370
Delta 2 (LUX) S.a.r.l.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		30,135	29,080,530
Emerald Expositions Holding, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		18,792	18,322,260

19

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Etraveli Holding AB
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	8,800	$10,066,181
Lindblad Expeditions, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		485	480,212
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		1,940	1,936,612
Live Nation Entertainment, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		37,018	36,909,678
Match Group, Inc.
Term Loan, 5.09%, (2 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		7,116	7,084,494
Sabre GLBL, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		992	980,799
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		16,217	15,961,895
SRAM, LLC
Term Loan, 5.43%, (USD LIBOR + 2.75%), Maturing March 15, 2024(5)		21,370	20,995,793
Steinway Musical Instruments, Inc.
Term Loan, 6.26%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		9,801	9,604,919
Travel Leaders Group, LLC
Term Loan, 6.51%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		11,343	11,293,374
UFC Holdings, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		15,445	15,356,250

			$338,919,631

Lodging and Casinos — 3.9%
Aristocrat Technologies, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		14,979	$14,742,342
Azelis Finance S.A.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	2,600	2,982,655
Boyd Gaming Corporation
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		4,600	4,552,834
Churchill Downs Incorporated
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,465	3,440,457
CityCenter Holdings, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		37,231	36,672,633
Eldorado Resorts, LLC
Term Loan, 4.81%, (2 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		11,596	11,480,505
ESH Hospitality, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		15,432	15,198,105
Four Seasons Hotels Limited
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		6,763	6,681,724
Golden Nugget, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		30,991	30,550,992
GVC Holdings PLC
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	16,575	18,929,393
Term Loan, 4.53%, (6 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	7,500	9,795,492
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		12,506	12,396,077
Hanjin International Corp.
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,650	5,547,594

20

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hilton Worldwide Finance, LLC
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		37,054	$36,701,848
Hospitality Investors Trust
Term Loan, 5.53%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2019		5,100	5,080,110
Las Vegas Sands, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		17,042	16,771,130
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		28,956	28,551,758
Playa Resorts Holding B.V.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		28,012	27,077,895
Richmond UK Bidco Limited
Term Loan, 4.98%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,914	3,561,036
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	11,225	12,898,315
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		54,053	53,661,488
VICI Properties 1, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		25,293	24,874,276
Wyndham Hotels & Resorts, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		9,377	9,237,803

			$391,386,462

Nonferrous Metals/Minerals — 0.7%
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(4)(7)		571	$465,182
Dynacast International, LLC
Term Loan, 5.77%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		13,262	13,013,543
Murray Energy Corporation
Term Loan, 9.75%, (1 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		21,981	18,656,511
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(4)(6)		2,878	221,867
Oxbow Carbon, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023		7,006	6,997,492
Term Loan - Second Lien, 10.00%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		8,500	8,521,250
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	15,625	17,739,057

			$65,614,902

Oil and Gas — 1.6%
Ameriforge Group, Inc.
Term Loan, 9.80%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		21,607	$21,622,738
Apergy Corporation
Term Loan, 5.16%, (USD LIBOR + 2.50%), Maturing May 9, 2025(5)		868	850,764
Centurion Pipeline Company, LLC
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		3,225	3,192,750
CITGO Petroleum Corporation
Revolving Loan, 0.51%, Maturing July 23, 2019(3)		12,500	12,381,250
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021		15,559	15,397,293
Delek US Holdings, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		5,290	5,131,348

21

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Fieldwood Energy, LLC
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	23,006	$21,395,211
Term Loan - Second Lien, 9.75%, (1 mo. USD LIBOR + 7.25%), Maturing April 11, 2023	2,952	2,577,953
McDermott Technology Americas, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	14,193	13,660,522
MEG Energy Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	9,616	9,567,803
PSC Industrial Holdings Corp.
Term Loan, 6.26%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	8,034	7,853,625
Sheridan Investment Partners II L.P.
Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	935	797,135
Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	2,507	2,137,404
Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	18,024	15,365,159
Sheridan Production Partners I, LLC
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,416	1,210,288
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	2,317	1,981,462
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	17,489	14,953,499
Ultra Resources, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing April 12, 2024	15,825	14,202,938

		$164,279,142

Publishing — 1.1%
Ascend Learning, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	13,886	$13,625,214
Getty Images, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	43,979	43,813,904
Harland Clarke Holdings Corp.
Term Loan, 7.55%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	11,724	10,933,000
LSC Communications, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	9,264	9,263,700
Multi Color Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2022	3,383	3,281,778
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2024	9,584	9,392,715
ProQuest, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	14,088	14,030,918
Tweddle Group, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	2,720	2,531,555

		$106,872,784

Radio and Television — 2.2%
ALM Media Holdings, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	8,238	$7,496,474
AP NMT Acquisition B.V.
Term Loan, 8.55%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	3,733	3,659,330
CBS Radio, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	14,803	14,396,197
Cumulus Media New Holdings, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	41,445	40,130,275

22

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
E.W. Scripps Company (The)
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 2, 2024	4,123	$4,050,663
Entravision Communications Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	9,973	9,599,133
Gray Television, Inc.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	5,810	5,726,492
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	9,075	8,950,219
Hubbard Radio, LLC
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	12,023	11,872,333
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing July 30, 2019(6)	5,384	3,630,696
Term Loan, 0.00%, Maturing January 30, 2020(6)	33,740	22,718,101
Mission Broadcasting, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	4,330	4,197,182
NEP/NCP Holdco, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 20, 2025	3,750	3,706,249
Nexstar Broadcasting, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	25,045	24,278,029
Sinclair Television Group, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	14,186	14,079,109
Univision Communications, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	46,115	43,145,939

		$221,636,421

Retailers (Except Food and Drug) — 2.2%
Ascena Retail Group, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	14,167	$13,069,489
Bass Pro Group, LLC
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	12,541	12,428,379
BJ’s Wholesale Club, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	13,449	13,346,696
CDW, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	20,877	20,806,702
Coinamatic Canada, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	269	260,862
David’s Bridal, Inc.
Term Loan, 10.29%, (3 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	3,249	3,281,030
Term Loan, 10.79%, (3 mo. USD LIBOR + 8.00%), Maturing January 18, 2026	11,754	10,225,916
Evergreen Acqco 1 L.P.
Term Loan, 6.53%, (USD LIBOR + 3.75%), Maturing July 9, 2019(5)	23,854	22,691,096
Global Appliance, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	8,188	8,115,918
Go Wireless, Inc.
Term Loan, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	2,658	2,561,950
Harbor Freight Tools USA, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	5,841	5,674,065
Hoya Midco, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	13,982	13,597,141

23

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
J. Crew Group, Inc.
Term Loan, 5.79%, (3 mo. USD LIBOR + 3.00%), Maturing March 5, 2021(4)	25,976	$17,429,774
LSF9 Atlantis Holdings, LLC
Term Loan, 8.51%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	12,200	11,254,212
Party City Holdings, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 19, 2022	5,535	5,504,279
PetSmart, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	43,741	36,781,580
PFS Holding Corporation
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	9,954	5,474,494
Pier 1 Imports (U.S.), Inc.
Term Loan, 6.38%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	9,431	5,894,141
Radio Systems Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	4,679	4,591,023
Staples, Inc.
Term Loan, 6.54%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	6,757	6,680,736

		$219,669,483

Steel — 0.9%
Atkore International, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	18,991	$18,555,710
GrafTech Finance, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	29,164	28,689,273
Neenah Foundry Company
Term Loan, 9.13%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	8,220	8,137,802
Phoenix Services International, LLC
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	9,751	9,665,989
Zekelman Industries, Inc.
Term Loan, 4.86%, (2 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	29,595	29,101,722

		$94,150,496

Surface Transport — 0.6%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	11,378	$11,235,708
Avis Budget Car Rental, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing February 13, 2025	5,702	5,647,591
Hertz Corporation (The)
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	10,347	10,091,431
Kenan Advantage Group, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	1,816	1,793,475
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	6,552	6,469,670
PODS, LLC
Term Loan, 5.26%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	4,868	4,768,799
Stena International S.a.r.l.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	16,893	16,534,149
XPO Logistics, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	4,275	4,216,886

		$60,757,709

24

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Telecommunications — 4.7%
CenturyLink, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		73,601	$70,503,509
Ciena Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing September 26, 2025		13,142	13,100,994
Colorado Buyer, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		16,530	15,799,785
Digicel International Finance Limited
Term Loan, 5.96%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		14,612	13,442,854
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	31,950	36,391,677
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	16,287	18,416,480
Global Eagle Entertainment, Inc.
Term Loan, 10.35%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		18,928	19,117,281
Intelsat Jackson Holdings S.A.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		30,250	30,077,152
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		19,794	20,049,735
IPC Corp.
Term Loan, 7.25%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		11,591	9,620,230
Level 3 Financing, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		35,850	35,280,236
Onvoy, LLC
Term Loan, 7.30%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		12,797	11,421,378
Plantronics, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		15,572	15,169,846
SBA Senior Finance II, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 11, 2025		32,987	32,436,042
Sprint Communications, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		61,625	60,313,496
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024		6,675	6,583,219
Syniverse Holdings, Inc.
Term Loan, 7.51%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		11,315	10,310,338
Telesat Canada
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		49,656	48,873,892
Zayo Group, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 19, 2024		4,000	3,974,644

			$470,882,788

Utilities — 1.8%
Brookfield WEC Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 1, 2025		28,625	$28,535,547
Calpine Construction Finance Company L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		2,642	2,594,117
Calpine Corporation
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing May 31, 2023		2,998	2,950,201
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		34,662	34,127,663
Dayton Power & Light Company (The)
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022		5,439	5,432,201

25

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Granite Acquisition, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		1,707	$1,706,542
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		37,411	37,403,172
Lightstone Holdco, LLC
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		1,132	1,092,865
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		20,533	19,823,204
Longview Power, LLC
Term Loan, 8.75%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		3,522	3,125,997
Talen Energy Supply, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		6,149	6,091,616
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		11,142	11,054,647
USIC Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023		9,196	8,902,941
Vistra Energy Corp.
Term Loan, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025		12,612	12,400,380
Vistra Operations Company, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing December 14, 2023		2,487	2,456,218

			$177,697,311

Total Senior Floating-Rate Loans (identified cost $9,315,926,360)			$8,970,688,230

Corporate Bonds & Notes — 2.3%

Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.0%(8)
TransDigm, Inc.
6.25%, 3/15/26(9)(10)		4,275	$4,349,812

			$4,349,812

Automotive — 0.1%
Tenneco, Inc.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(9)(11)	EUR	6,000	$6,927,689

			$6,927,689

Cable and Satellite Television — 0.0%(8)
Virgin Media Secured Finance PLC
5.25%, 1/15/26(9)		3,635	$3,594,106

			$3,594,106

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		16,525	$13,281,969
PQ Corp.
6.75%, 11/15/22(9)		4,000	4,202,000

			$17,483,969

26

Security	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		14,537	$14,610,026
6.287%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(11)		9,925	9,974,625

			$24,584,651

Drugs — 0.5%
Bausch Health Companies, Inc.
6.50%, 3/15/22(9)		11,092	$11,494,085
7.00%, 3/15/24(9)		14,419	15,166,986
5.50%, 11/1/25(9)		19,675	19,696,839

			$46,357,910

Entertainment — 0.1%
Vue International Bidco PLC
4.942%, (3 mo. EURIBOR + 5.25%), 7/15/20(9)(11)	EUR	8,625	$9,864,767

			$9,864,767

Food Products — 0.0%(8)
Iceland Bondco PLC
5.178%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(11)	GBP	1,428	$1,871,190

			$1,871,190

Food/Drug Retailers — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)		12,550	$9,475,250

			$9,475,250

Health Care — 0.5%
Avantor, Inc.
6.00%, 10/1/24(9)		13,105	$13,428,825
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		7,500	7,246,875
6.25%, 3/31/23		16,650	15,963,187
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)		10,550	11,212,540
Tenet Healthcare Corp.
6.00%, 10/1/20		2,500	2,591,375
4.375%, 10/1/21		4,700	4,717,625

			$55,160,427

Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		5,250	$5,315,625

			$5,315,625

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(9)		11,500	$11,385,000

			$11,385,000

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19(6)		8,994	$6,070,950
Univision Communications, Inc.
5.125%, 2/15/25(9)		5,500	5,025,625

			$11,096,575

27

Security	Principal Amount* (000’s omitted)		Value
Telecommunications — 0.1%
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(9)(11)	EUR	6,675	$6,851,733

			$6,851,733

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(9)		3,000	$3,033,750
5.875%, 1/15/24(9)		5,000	5,012,500
5.25%, 6/1/26(9)		10,925	10,419,719

			$18,465,969

Total Corporate Bonds & Notes (identified cost $243,451,376)			$232,784,673

Asset-Backed Securities — 2.6%

Security	Principal Amount (000’s omitted)		Value
Alinea CLO, Ltd.
Series 2018-1A, Class D, 5.861%, (3 mo. USD LIBOR + 3.10%), 7/20/31(9)(11)		$2,500	$2,416,593
Series 2018-1A, Class E, 8.761%, (3 mo. USD LIBOR + 6.00%), 7/20/31(9)(11)		3,000	2,866,887
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.798%, (3 mo. USD LIBOR + 6.18%), 11/10/30(9)(11)		3,525	3,414,837
AMMC CLO 15, Ltd.
Series 2014-15A, Class ERR, 9.237%, (3 mo. USD LIBOR + 6.91%), 1/15/32(9)(11)		5,000	4,940,665
Apidos CLO XX
Series 2015-20A, Class DR, 8.479%, (3 mo. USD LIBOR + 5.70%), 7/16/31(9)(11)		2,375	2,289,825
Ares XL CLO, Ltd.
Series 2016-40A, Class CR, 6.187%, (3 mo. USD LIBOR + 3.40%), 1/15/29(9)(11)		2,500	2,505,025
Series 2016-40A, Class DR, 9.137%, (3 mo. USD LIBOR + 6.35%), 1/15/29(9)(11)		3,500	3,456,211
Ares XLIX CLO, Ltd.
Series 2018-49A, Class D, 5.761%, (3 mo. USD LIBOR + 3.00%), 7/22/30(9)(11)		2,500	2,449,685
Series 2018-49A, Class E, 8.461%, (3 mo. USD LIBOR + 5.70%), 7/22/30(9)(11)		3,500	3,329,973
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class C, 5.516%, (3 mo. USD LIBOR + 2.90%), 5/15/30(9)(11)		5,000	4,815,345
Ares XXXVR CLO, Ltd.
Series 2015-35RA, Class E, 8.487%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(11)		4,000	3,757,660
Babson CLO, Ltd.
Series 2015-IA, Class DR, 5.361%, (3 mo. USD LIBOR + 2.60%), 1/20/31(9)(11)		2,500	2,393,895
Series 2016-1A, Class DR, 5.822%, (3 mo. USD LIBOR + 3.05%), 7/23/30(9)(11)		1,250	1,229,556
Series 2016-1A, Class ER, 8.772%, (3 mo. USD LIBOR + 6.00%), 7/23/30(9)(11)		3,500	3,387,842
Series 2018-1A, Class C, 5.387%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(11)		3,500	3,333,032

28

Security	Principal Amount (000’s omitted)	Value
Bain Capital Credit CLO, Ltd.
Series 2018-1A, Class D, 5.472%, (3 mo. USD LIBOR + 2.70%), 4/23/31(9)(11)	$5,000	$4,796,705
Series 2018-1A, Class E, 8.122%, (3 mo. USD LIBOR + 5.35%), 4/23/31(9)(11)	3,000	2,790,216
Benefit Street Partners CLO V-B, Ltd.
Series 2018-5BA, Class C, 5.691%, (3 mo. USD LIBOR + 2.93%), 4/20/31(9)(11)	5,000	4,809,005
Series 2018-5BA, Class D, 8.711%, (3 mo. USD LIBOR + 5.95%), 4/20/31(9)(11)	3,500	3,345,958
Benefit Street Partners CLO VIII, Ltd.
Series 2015-8A, Class DR, 8.361%, (3 mo. USD LIBOR + 5.60%), 1/20/31(9)(11)	5,401	5,048,423
Benefit Street Partners CLO XIV, Ltd.
Series 2018-14A, Class D, 5.361%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(11)	1,500	1,408,295
Benefit Street Partners CLO XVI, Ltd.
Series 2018-16A, Class D, 6.513%, (3 mo. USD LIBOR + 3.70%), 1/17/32(9)(11)	2,000	1,967,026
Series 2018-16A, Class E, 9.513%, (3 mo. USD LIBOR + 6.70%), 1/17/32(9)(11)	2,250	2,227,574
Betony CLO 2, Ltd.
Series 2018-1A, Class C, 5.651%, (3 mo. USD LIBOR + 2.90%), 4/30/31(9)(11)	2,500	2,383,678
Series 2018-1A, Class D, 8.401%, (3 mo. USD LIBOR + 5.65%), 4/30/31(9)(11)	4,450	4,170,914
BlueMountain CLO, Ltd.
Series 2016-3A, Class DR, 5.716%, (3 mo. USD LIBOR + 3.10%), 11/15/30(9)(11)	1,500	1,479,551
Series 2016-3A, Class ER, 8.566%, (3 mo. USD LIBOR + 5.95%), 11/15/30(9)(11)	1,500	1,449,902
Series 2018-1A, Class D, 5.801%, (3 mo. USD LIBOR + 3.05%), 7/30/30(9)(11)	2,500	2,388,553
Series 2018-1A, Class E, 8.701%, (3 mo. USD LIBOR + 5.95%), 7/30/30(9)(11)	2,000	1,910,044
Canyon Capital CLO, Ltd.
Series 2012-1RA, Class E, 8.487%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(11)	4,875	4,519,179
Series 2016-1A, Class ER, 8.537%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(11)	4,000	3,700,980
Series 2016-2A, Class ER, 8.787%, (3 mo. USD LIBOR + 6.00%), 10/15/31(9)(11)	4,500	4,197,892
Series 2017-1A, Class E, 9.037%, (3 mo. USD LIBOR + 6.25%), 7/15/30(9)(11)	3,250	3,110,367
Series 2018-1A, Class D, 5.687%, (3 mo. USD LIBOR + 2.90%), 7/15/31(9)(11)	3,000	2,878,500
Series 2018-1A, Class E, 8.537%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(11)	2,750	2,542,116
Carlyle CLO, Ltd.
Series C17A, Class CR, 5.551%, (3 mo. USD LIBOR + 2.80%), 4/30/31(9)(11)	5,000	4,847,415
Series C17A, Class DR, 8.751%, (3 mo. USD LIBOR + 6.00%), 4/30/31(9)(11)	3,500	3,389,767
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class CR2, 6.297%, (3 mo. USD LIBOR + 3.50%), 1/14/32(9)(11)	2,500	2,484,737
Series 2012-3A, Class DR2, 9.297%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(11)	1,500	1,465,373
Series 2014-3RA, Class C, 5.715%, (3 mo. USD LIBOR + 2.95%), 7/27/31(9)(11)	1,000	975,778
Series 2014-3RA, Class D, 8.165%, (3 mo. USD LIBOR + 5.40%), 7/27/31(9)(11)	2,150	2,001,837
Series 2014-4RA, Class C, 5.687%, (3 mo. USD LIBOR + 2.90%), 7/15/30(9)(11)	2,000	1,944,322
Series 2014-4RA, Class D, 8.437%, (3 mo. USD LIBOR + 5.65%), 7/15/30(9)(11)	3,500	3,296,979
Dryden CLO, Ltd.
Series 2018-55A, Class D, 5.637%, (3 mo. USD LIBOR + 2.85%), 4/15/31(9)(11)	1,500	1,454,508
Series 2018-55A, Class E, 8.187%, (3 mo. USD LIBOR + 5.40%), 4/15/31(9)(11)	2,000	1,865,940
Dryden Senior Loan Fund
Series 2015-40A, Class DR, 5.716%, (3 mo. USD LIBOR + 3.10%), 8/15/31(9)(11)	3,000	2,961,237
Series 2015-41A, Class DR, 5.387%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(11)	5,000	4,762,890
Series 2015-41A, Class ER, 8.087%, (3 mo. USD LIBOR + 5.30%), 4/15/31(9)(11)	1,268	1,174,547
Series 2016-42A, Class DR, 5.717%, (3 mo. USD LIBOR + 2.93%), 7/15/30(9)(11)	2,500	2,437,145
Series 2016-42A, Class ER, 8.337%, (3 mo. USD LIBOR + 5.55%), 7/15/30(9)(11)	3,500	3,295,964

29

Security	Principal Amount (000’s omitted)	Value
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 9.432%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(11)	$2,500	$2,421,890
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class D, 5.437%, (3 mo. USD LIBOR + 3.10%), 10/25/31(9)(11)	2,500	2,415,600
Series 2018-25A, Class E, 8.287%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(11)	3,500	3,298,799
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 8.761%, (3 mo. USD LIBOR + 6.00%), 1/20/31(9)(11)	2,500	2,347,578
Series 2018-37A, Class D, 6.061%, (3 mo. USD LIBOR + 3.30%), 7/20/30(9)(11)	4,000	3,882,824
Series 2018-37A, Class E, 8.511%, (3 mo. USD LIBOR + 5.75%), 7/20/30(9)(11)	4,750	4,396,704
ICG US CLO, Ltd.
Series 2018-2A, Class D, 5.861%, (3 mo. USD LIBOR + 3.10%), 7/22/31(9)(11)	2,000	1,932,980
Series 2018-2A, Class E, 8.511%, (3 mo. USD LIBOR + 5.75%), 7/22/31(9)(11)	3,000	2,773,113
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 8.871%, (3 mo. USD LIBOR + 6.10%), 4/25/29(9)(11)	1,500	1,483,758
Neuberger Berman CLO XXII, Ltd.
Series 2016-22A, Class DR, 5.873%, (3 mo. USD LIBOR + 3.10%), 10/17/30(9)(11)	2,500	2,412,398
Series 2016-22A, Class ER, 8.833%, (3 mo. USD LIBOR + 6.06%), 10/17/30(9)(11)	3,000	2,874,087
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2018-28A, Class E, 8.361%, (3 mo. USD LIBOR + 5.60%), 4/20/30(9)(11)	1,950	1,820,857
Series 2018-30A, Class D, 6.41%, (3 mo. USD LIBOR + 3.65%), 1/20/31(9)(11)	2,500	2,475,825
Series 2018-30A, Class E, 9.51%, (3 mo. USD LIBOR + 6.75%), 1/20/31(9)(11)	1,000	986,899
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 10.145%, (3 mo. USD LIBOR + 7.50%), 11/20/27(9)(11)	900	900,016
Palmer Square CLO, Ltd.
Series 2013-2A, Class CRR, 5.973%, (3 mo. USD LIBOR + 3.20%), 10/17/31(9)(11)	2,500	2,431,340
Series 2013-2A, Class DRR, 8.623%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(11)	3,000	2,853,024
Series 2018-1A, Class C, 5.28%, (3 mo. USD LIBOR + 2.50%), 4/18/31(9)(11)	3,000	2,816,697
Series 2018-1A, Class D, 7.93%, (3 mo. USD LIBOR + 5.15%), 4/18/31(9)(11)	2,000	1,810,884
Series 2018-2A, Class D, 8.379%, (3 mo. USD LIBOR + 5.60%), 7/16/31(9)(11)	2,000	1,879,764
Regatta XIII Funding, Ltd.
Series 2018-2A, Class C, 5.887%, (3 mo. USD LIBOR + 3.10%), 7/15/31(9)(11)	2,500	2,416,488
Series 2018-2A, Class D, 8.737%, (3 mo. USD LIBOR + 5.95%), 7/15/31(9)(11)	5,000	4,776,505
Regatta XIV Funding, Ltd.
Series 2018-3A, Class D, 5.971%, (3 mo. USD LIBOR + 3.20%), 10/25/31(9)(11)	2,500	2,432,372
Series 2018-3A, Class E, 8.721%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(11)	4,500	4,295,673
Regatta XV Funding, Ltd.
Series 2018-4A, Class D, 8.99%, (3 mo. USD LIBOR + 6.50%), 10/25/31(9)(11)	3,875	3,823,276
Upland CLO, Ltd.
Series 2016-1A, Class CR, 5.661%, (3 mo. USD LIBOR + 2.90%), 4/20/31(9)(11)	4,500	4,287,789
Series 2016-1A, Class DR, 8.661%, (3 mo. USD LIBOR + 5.90%), 4/20/31(9)(11)	4,625	4,405,863
Vibrant CLO 1X, Ltd.
Series 2018-9A, Class C, 5.961%, (3 mo. USD LIBOR + 3.20%), 7/20/31(9)(11)	2,500	2,408,133
Series 2018-9A, Class D, 9.011%, (3 mo. USD LIBOR + 6.25%), 7/20/31(9)(11)	3,500	3,335,741
Vibrant CLO X, Ltd.
Series 2018-10A, Class C, 5.688%, (3 mo. USD LIBOR + 3.25%), 10/20/31(9)(11)	5,000	4,849,090
Series 2018-10A, Class D, 8.628%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(11)	5,000	4,743,630

30

Security	Principal Amount (000’s omitted)	Value
Voya CLO, Ltd.
Series 2015-3A, Class CR, 5.911%, (3 mo. USD LIBOR + 3.15%), 10/20/31(9)(11)	$2,500	$2,422,208
Series 2015-3A, Class DR, 8.961%, (3 mo. USD LIBOR + 6.20%), 10/20/31(9)(11)	5,500	5,321,167
Series 2016-3A, Class CR, 6.03%, (3 mo. USD LIBOR + 3.25%), 10/18/31(9)(11)	2,000	1,952,096
Series 2016-3A, Class DR, 8.86%, (3 mo. USD LIBOR + 6.08%), 10/18/31(9)(11)	3,375	3,238,434
Series 2018-1A, Class C, 5.361%, (3 mo. USD LIBOR + 2.60%), 4/19/31(9)(11)	5,000	4,696,830
Series 2018-2A, Class E, 8.037%, (3 mo. USD LIBOR + 5.25%), 7/15/31(9)(11)	2,500	2,275,540
Webster Park CLO, Ltd.
Series 2015-1A, Class CR, 5.661%, (3 mo. USD LIBOR + 2.90%), 7/20/30(9)(11)	2,000	1,945,094
Series 2015-1A, Class DR, 8.261%, (3 mo. USD LIBOR + 5.50%), 7/20/30(9)(11)	2,500	2,345,635
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 9.061%, (3 mo. USD LIBOR + 6.30%), 7/20/30(9)(11)	3,000	2,930,979

Total Asset-Backed Securities (identified cost $274,031,724)		$263,187,928

Common Stocks — 1.3%

Security	Shares	Value
Aerospace and Defense — 0.3%
IAP Global Services, LLC(4)(12)(13)(14)	950	$11,433,383
IAP Global Services, LLC(4)(12)(13)(14)	1,627	14,685,888

		$26,119,271

Automotive — 0.0%(8)
Dayco Products, LLC(12)(14)	88,506	$3,263,659

		$3,263,659

Electronics/Electrical — 0.0%(8)
Answers Corp.(4)(12)(14)	906,100	$1,766,895

		$1,766,895

Health Care — 0.0%(8)
New Millennium Holdco, Inc.(12)(14)	421,318	$71,624

		$71,624

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(4)(12)(14)	304,664	$0

		$0

Oil and Gas — 0.6%
AFG Holdings, Inc.(4)(12)(14)	498,342	$35,033,443
Fieldwood Energy, Inc.(12)(14)	51,241	1,947,158
Fieldwood Energy, Inc.(12)(14)	221,919	8,432,922
Paragon Offshore Finance Company, Class A(12)(14)	42,177	42,177
Paragon Offshore Finance Company, Class B(12)(14)	21,089	769,748
Samson Resources II, LLC, Class A(12)(14)	435,055	10,006,265
Southcross Holdings Group, LLC(4)(12)(14)	1,281	0
Southcross Holdings L.P., Class A(12)(14)	1,281	656,513

		$56,888,226

31

Security	Shares	Value
Publishing — 0.3%
ION Media Networks, Inc.(4)(12)(14)	28,605	$26,987,673
Tweddle Group, Inc.(4)(12)(14)	19,500	943,020

		$27,930,693

Radio and Television — 0.1%
Cumulus Media, Inc., Class A(12)(14)	551,505	$6,645,635
Cumulus Media, Inc., Class B(12)(14)	93,069	1,107,521

		$7,753,156

Retailers (Except Food and Drug) — 0.0%(8)
David’s Bridal, Inc(12)(14)	227,323	$1,761,753

		$1,761,753

Total Common Stocks (identified cost $56,577,767)		$125,555,277

Short-Term Investments — 4.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(15)	432,169,980	$432,169,980

Total Short-Term Investments (identified cost $432,112,907)		$432,169,980

Total Investments — 100.3% (identified cost $10,322,100,134)		$10,024,386,088

Less Unfunded Loan Commitments — (0.3)%		$(28,453,062)

Net Investments — 100.0% (identified cost $10,293,647,072)		$9,995,933,026

Other Assets, Less Liabilities — (0.0)%(8)		$(4,483,857)

Net Assets — 100.0%		$9,991,449,169

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	This Senior Loan will settle after January 31, 2019, at which time the interest rate will be determined.

32

(3)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)

The stated interest rate represents the weighted average interest rate at January 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)	Amount is less than 0.05%.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $426,174,969 or 4.3% of the Portfolio’s net assets.

(10)	When-issued security.

(11)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2019.

(12)	Non-income producing security.

(13)	Affiliated company.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $2,940,175.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	15,000,000	USD	17,233,878	Citibank, N.A.	2/28/19	$—	$(30,193)
USD	10,812,284	CAD	14,328,006	HSBC Bank USA, N.A.	2/28/19	—	(98,972)
USD	209,519,776	EUR	182,645,818	State Street Bank and Trust Company	2/28/19	41,035	—
EUR	1,500,000	USD	1,719,432	State Street Bank and Trust Company	3/29/19	5,374	—
EUR	15,000,000	USD	17,276,484	State Street Bank and Trust Company	3/29/19	—	(28,423)
EUR	32,000,000	USD	36,891,443	State Street Bank and Trust Company	3/29/19	—	(95,579)
USD	250,896,368	EUR	219,027,820	HSBC Bank USA, N.A.	3/29/19	—	(957,315)
USD	8,244,096	EUR	7,145,510	State Street Bank and Trust Company	3/29/19	27,684	—
USD	1,541,817	EUR	1,343,613	State Street Bank and Trust Company	3/29/19	—	(3,165)
USD	159,933,210	EUR	138,855,621	Goldman Sachs International	4/30/19	—	(169,424)
USD	73,276,075	GBP	55,797,081	State Street Bank and Trust Company	4/30/19	—	(226,563)

						$74,093	$(1,609,634)

33

Abbreviations:

CIDOR	-	Canada Three Month Interbank Rate

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $74,093 and $1,609,634, respectively.

Investments in Affiliated Companies

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At January 31, 2019, the value of the Portfolio’s investment in affiliated companies was $26,119,271, which represents 0.26% of the Portfolio’s net assets. Transactions in affiliated companies by the Portfolio for the fiscal year to date ended January 31, 2019 were as follows:

Name of affiliated company	Shares, Beginning of Period	Gross Additions	Gross Reductions	Shares, End of Period	Value, End of Period	Dividend Income	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Common Stock*
IAP Global Services, LLC(1)(2)(3)	2,577	—	—	2,577	$26,119,271	$—	$—	$656,188

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(2)	Non-income producing security.

(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

34

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$8,915,638,535	$26,596,633	$8,942,235,168
Corporate Bonds & Notes	—	232,784,673	—	232,784,673
Asset-Backed Securities	—	263,187,928	—	263,187,928
Common Stocks	6,645,635	28,059,340	90,850,302	125,555,277
Short-Term Investments	—	432,169,980	—	432,169,980
Total Investments	$6,645,635	$9,871,840,456	$117,446,935	$9,995,933,026
Forward Foreign Currency Exchange Contracts	$—	$74,093	$—	$74,093
Total	$6,645,635	$9,871,914,549	$117,446,935	$9,996,007,119

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,609,634)	$—	$(1,609,634)
Total	$—	$(1,609,634)	$—	$(1,609,634)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

35

Eaton Vance

Global Income Builder Fund

January 31, 2019 (Unaudited)

Eaton Vance Global Income Builder Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its investable assets in Global Income Builder Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2019, the value of the Fund’s investment in the Portfolio was $301,907,902 and the Fund owned 98.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Income Builder Portfolio

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 57.7%

Security	Shares	Value
Aerospace & Defense — 0.4%
CAE, Inc.	63,853	$1,356,806

		$1,356,806

Auto Components — 0.4%
Continental AG	8,281	$1,308,699

		$1,308,699

Banks — 4.9%
Banco Santander SA	225,003	$1,067,106
Bank of America Corp.	60,384	1,719,133
Canadian Imperial Bank of Commerce	20,724	1,757,191
Citigroup, Inc.	30,829	1,987,237
ING Groep NV	119,792	1,421,429
KeyCorp	94,086	1,549,596
Nordea Bank AB	78,647	715,789
Skandinaviska Enskilda Banken AB, Class A	69,575	730,304
Societe Generale SA	27,618	861,115
Swedbank AB, Class A	30,289	688,058
UniCredit SpA	65,175	753,454
Wells Fargo & Co.	35,083	1,715,910

		$14,966,322

Beverages — 1.7%
Anheuser-Busch InBev SA/NV	13,840	$1,057,421
Coca-Cola Co. (The)	50,360	2,423,827
Diageo PLC	48,032	1,833,209

		$5,314,457

Building Products — 0.6%
Assa Abloy AB, Class B	93,735	$1,746,667

		$1,746,667

Chemicals — 1.6%
BASF SE	20,226	$1,481,709
Ecolab, Inc.	13,845	2,189,864
Sika AG	8,977	1,185,465

		$4,857,038

Construction & Engineering — 0.1%
Abengoa SA, Class A(1)	36,194	$1,062
Abengoa SA, Class B(1)	374,261	3,432
Skanska AB, Class B	24,709	432,659

		$437,153

1

Security	Shares	Value
Consumer Finance — 1.0%
Discover Financial Services	18,409	$1,242,424
Navient Corp.(2)	73,326	835,916
OneMain Holdings, Inc.(1)	30,501	911,675

		$2,990,015

Diversified Financial Services — 0.7%
ORIX Corp.	147,662	$2,227,306

		$2,227,306

Diversified Telecommunication Services — 0.6%
Deutsche Telekom AG	43,091	$700,697
Telstra Corp., Ltd.	536,742	1,216,920

		$1,917,617

Electric Utilities — 2.2%
Enel SpA	336,563	$2,034,159
Fortum Oyj	31,388	713,384
Iberdrola SA	152,350	1,259,245
NextEra Energy, Inc.	15,990	2,861,890

		$6,868,678

Electrical Equipment — 1.5%
Legrand SA	24,794	$1,468,956
Melrose Industries PLC	1,435,274	3,181,325

		$4,650,281

Electronic Equipment, Instruments & Components — 1.0%
CDW Corp.	10,499	$874,252
Keyence Corp.	4,281	2,203,067

		$3,077,319

Energy Equipment & Services — 0.5%
Halliburton Co.	44,071	$1,382,067

		$1,382,067

Entertainment — 1.5%
Activision Blizzard, Inc.	39,186	$1,851,147
Walt Disney Co. (The)	25,175	2,807,516

		$4,658,663

Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	16,017	$2,768,378
Equity Residential	13,046	946,618

		$3,714,996

Food & Staples Retailing — 0.4%
Metro AG	73,434	$1,242,716

		$1,242,716

Food Products — 1.0%
Mondelez International, Inc., Class A	35,494	$1,641,952
Nestle SA	17,705	1,543,591

		$3,185,543

2

Security	Shares	Value
Health Care Equipment & Supplies — 2.3%
Baxter International, Inc.	31,223	$2,263,355
Boston Scientific Corp.(1)	44,220	1,686,993
Danaher Corp.	15,029	1,667,017
Fisher & Paykel Healthcare Corp., Ltd.	36,192	314,979
Intuitive Surgical, Inc.(1)	1,945	1,018,480

		$6,950,824

Health Care Providers & Services — 0.9%
Anthem, Inc.	5,484	$1,661,652
UnitedHealth Group, Inc.	3,676	993,255

		$2,654,907

Hotels, Restaurants & Leisure — 1.0%
Compass Group PLC	74,562	$1,595,518
Sodexo SA	13,705	1,426,707

		$3,022,225

Household Products — 0.4%
Reckitt Benckiser Group PLC	14,936	$1,149,246

		$1,149,246

Industrial Conglomerates — 0.7%
Siemens AG	19,353	$2,124,917

		$2,124,917

Insurance — 2.2%
AIA Group, Ltd.	100,162	$904,413
Aviva PLC	270,116	1,469,055
Chubb, Ltd.	11,710	1,558,016
Prudential PLC	70,042	1,369,751
QBE Insurance Group, Ltd.	179,390	1,403,825

		$6,705,060

Interactive Media & Services — 2.6%
Alphabet, Inc., Class C(1)(2)	5,119	$5,714,698
Facebook, Inc., Class A(1)	14,592	2,432,340

		$8,147,038

Internet & Direct Marketing Retail — 1.8%
Amazon.com, Inc.(1)	2,875	$4,941,349
ZOZO, Inc.	23,992	485,469

		$5,426,818

IT Services — 0.7%
Amadeus IT Group SA	11,962	$869,858
Visa, Inc., Class A	10,133	1,368,056

		$2,237,914

Leisure Products — 0.5%
Yamaha Corp.	33,896	$1,483,409

		$1,483,409

Life Sciences Tools & Services — 0.4%
Lonza Group AG	4,333	$1,144,770

		$1,144,770

3

Security	Shares	Value
Machinery — 3.5%
Atlas Copco AB, Class A	32,295	$842,555
Fortive Corp.	16,963	1,272,055
Gardner Denver Holdings, Inc.(1)	40,864	1,008,115
ITT, Inc.	31,077	1,633,407
Kone Oyj, Class B	21,352	1,038,200
MISUMI Group, Inc.	48,901	1,119,298
SKF AB, Class B	31,791	535,494
Stanley Black & Decker, Inc.	13,179	1,666,353
Xylem, Inc.	24,697	1,759,908

		$10,875,385

Metals & Mining — 0.8%
BHP Group, Ltd.	50,328	$1,285,020
Rio Tinto, Ltd.	18,876	1,200,243

		$2,485,263

Multi-Utilities — 0.7%
CMS Energy Corp.	40,903	$2,132,682

		$2,132,682

Multiline Retail — 0.7%
Wesfarmers, Ltd.	87,083	$2,042,842

		$2,042,842

Oil, Gas & Consumable Fuels — 2.8%
BP PLC	194,443	$1,328,268
ConocoPhillips	21,236	1,437,465
EOG Resources, Inc.	19,066	1,891,347
Exxon Mobil Corp.	26,213	1,920,889
Phillips 66	22,162	2,114,476

		$8,692,445

Paper & Forest Products — 0.5%
Stora Enso Oyj	103,867	$1,397,250

		$1,397,250

Personal Products — 0.6%
Unilever PLC	33,208	$1,744,551

		$1,744,551

Pharmaceuticals — 4.4%
AstraZeneca PLC	9,496	$687,908
Eli Lilly & Co.	14,818	1,776,085
GlaxoSmithKline PLC	101,572	1,972,992
Johnson & Johnson	15,556	2,070,192
Novartis AG	22,726	1,983,997
Novo Nordisk A/S, Class B	26,608	1,247,013
Roche Holding AG	7,742	2,059,648
Zoetis, Inc.	21,622	1,862,952

		$13,660,787

4

Security	Shares	Value
Professional Services — 1.0%
Randstad NV	10,748	$518,101
SGS SA	296	714,556
Verisk Analytics, Inc.(1)	16,501	1,937,383

		$3,170,040

Semiconductors & Semiconductor Equipment — 1.1%
ASML Holding NV	15,433	$2,698,730
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	20,440	768,953

		$3,467,683

Software — 1.4%
Microsoft Corp.	41,807	$4,365,905

		$4,365,905

Specialty Retail — 1.5%
Industria de Diseno Textil SA	75,251	$2,105,011
Tiffany & Co.	9,413	835,216
TJX Cos., Inc. (The)	19,621	975,752
Ulta Beauty, Inc.(1)	2,739	799,569

		$4,715,548

Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	17,089	$2,844,293
HP, Inc.	72,050	1,587,262

		$4,431,555

Textiles, Apparel & Luxury Goods — 1.5%
adidas AG	6,661	$1,584,926
LVMH Moet Hennessy Louis Vuitton SE	4,617	1,481,134
Samsonite International SA(3)	228,518	679,616
Tapestry, Inc.	22,728	879,801

		$4,625,477

Thrifts & Mortgage Finance — 0.3%
MGIC Investment Corp.(1)	68,971	$860,758

		$860,758

Wireless Telecommunication Services — 0.7%
Tele2 AB, Class B	166,335	$2,082,398

		$2,082,398

Total Common Stocks (identified cost $169,986,219)		$177,700,040

Preferred Stocks — 0.9%

Security	Shares	Value
Banks — 0.2%
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(4)	1,115	$116,517
IBERIABANK Corp., Series C, 6.60% to 5/1/26(4)	13,000	338,650
Wells Fargo & Co., Series Y, 5.625%	4,650	115,413

		$570,580

5

Security	Shares		Value
Equity Real Estate Investment Trusts (REITs) — 0.2%
CBL & Associates Properties, Inc., Series D, 7.375%		19,100	$279,624
SITE Centers Corp., Series A, 6.375%		10,450	229,482
SITE Centers Corp., Series K, 6.25%		1,950	47,892

			$556,998

Food Products — 0.2%
Dairy Farmers of America, Inc., 7.875%(3)		4,700	$468,825
Ocean Spray Cranberries, Inc., 6.25%(3)		540	47,250

			$516,075

Independent Power and Renewable Electricity Producers — 0.1%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23(4)		14,767	$394,870

			$394,870

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%		9,407	$235,645

			$235,645

Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(4)		23,750	$476,900

			$476,900

Pipelines — 0.0%(5)
Enbridge, Inc., Series B, 6.375% to 4/15/23(4)		2,300	$57,960

			$57,960

Total Preferred Stocks (identified cost $3,077,522)			$2,809,028

Corporate Bonds & Notes — 35.6%

Security	Principal Amount* (000’s omitted)		Value
Aerospace & Defense — 0.5%
BWX Technologies, Inc., 5.375%, 7/15/26(3)		215	$218,225
TransDigm UK Holdings PLC, 6.875%, 5/15/26(3)		200	194,500
TransDigm, Inc., 6.00%, 7/15/22		500	505,000
TransDigm, Inc., 6.25%, 3/15/26(3)(6)		393	399,877
TransDigm, Inc., 6.375%, 6/15/26		110	106,287
TransDigm, Inc., 6.50%, 5/15/25		30	29,213

			$1,453,102

Auto Components — 0.1%
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(3)		205	$198,338
Garrett LX I S.a.r.l/Garrett Borrowing, LLC, 5.125%, 10/15/26(7)	EUR	275	275,545

			$473,883

Automobiles — 0.1%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(4)(8)		400	$343,590

			$343,590

6

Security	Principal Amount* (000’s omitted)		Value
Banks — 2.0%
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(4)(8)		400	$352,888
Banco Mercantil del Norte SA/Grand Cayman, 7.625% to 1/10/28(3)(4)(8)		200	199,400
Bank of America Corp., Series FF, 5.875% to 3/15/28(4)(8)		220	215,276
Barclays PLC, 7.75% to 9/15/23(4)(8)		495	493,968
CIT Group, Inc., 6.125%, 3/9/28		105	111,563
Citigroup, Inc., Series M, 6.30% to 5/15/24(4)(8)		195	197,725
Citigroup, Inc., Series R, 6.125% to 11/15/20(4)(8)		127	128,979
Citigroup, Inc., Series T, 6.25% to 8/15/26(4)(8)		196	203,050
Credit Agricole SA, 7.875% to 1/23/24(3)(4)(8)		327	343,746
Credit Suisse Group AG, 7.50% to 7/17/23(3)(4)(8)		208	212,334
Danske Bank A/S, 7.00% to 6/26/25(4)(7)(8)		200	182,750
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(3)(4)(8)		220	215,813
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(4)(8)		460	432,504
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(4)(8)		215	231,909
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(4)(8)		598	612,702
Lloyds Banking Group PLC, 7.50% to 9/27/25(4)(8)		400	405,590
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(4)(8)		389	407,867
Societe Generale SA, 6.75% to 4/6/28(3)(4)(8)		535	488,706
UniCredit SpA, 8.00% to 6/3/24(4)(7)(8)		610	560,214
Zions Bancorporation, Series I, 5.80% to 6/15/23(4)(8)		88	85,323

			$6,082,307

Biotechnology — 0.4%
Grifols SA, 3.20%, 5/1/25(7)	EUR	1,075	$1,231,835

			$1,231,835

Building Products — 0.6%
Builders FirstSource, Inc., 5.625%, 9/1/24(3)		58	$55,535
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(3)		1,000	1,032,500
Standard Industries, Inc., 5.50%, 2/15/23(3)		85	86,275
Standard Industries, Inc., 6.00%, 10/15/25(3)		525	530,906
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		108	104,490

			$1,809,706

Capital Markets — 0.8%
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(4)(8)		450	$400,601
UBS Group AG, 6.875% to 8/7/25(4)(7)(8)		833	836,294
Vantiv, LLC/Vanity Issuer Corp., 3.875%, 11/15/25(7)	GBP	950	1,209,125

			$2,446,020

Casino & Gaming — 0.3%
Cinemark USA, Inc., 4.875%, 6/1/23		430	$426,775
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21		30	30,254
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26		110	112,621
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(3)		287	292,109

			$861,759

Chemicals — 1.6%
Chemours Co. (The), 4.00%, 5/15/26	EUR	850	$958,355
Chemours Co. (The), 7.00%, 5/15/25		130	136,012
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(3)		195	181,350
OCI N.V., 5.00%, 4/15/23(7)	EUR	785	945,606
OCI N.V., 6.625%, 4/15/23(3)		800	826,000
SPCM SA, 4.875%, 9/15/25(3)		200	188,500

7

Security	Principal Amount* (000’s omitted)		Value
Starfruit Finco B.V./Starfruit US Holdco, LLC, 6.50%, 10/1/26(7)	EUR	355	$393,310
Tronox Finance PLC, 5.75%, 10/1/25(3)		220	191,125
Tronox, Inc., 6.50%, 4/15/26(3)		103	90,511
Valvoline, Inc., 5.50%, 7/15/24		45	45,788
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(3)		115	95,091
W.R. Grace & Co., 5.125%, 10/1/21(3)		750	774,375

			$4,826,023

Commercial Services & Supplies — 1.7%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(3)		170	$171,275
Clean Harbors, Inc., 5.125%, 6/1/21		400	398,000
Covanta Holding Corp., 5.875%, 3/1/24		500	500,000
Covanta Holding Corp., 5.875%, 7/1/25		95	93,456
GFL Environmental, Inc., 5.375%, 3/1/23(3)		270	253,800
IPD 3 B.V., 4.50%, 7/15/22(7)	EUR	125	143,719
KAR Auction Services, Inc., 5.125%, 6/1/25(3)		260	251,831
La Financiere Atalian SA, 5.125%, 5/15/25(7)	EUR	950	847,061
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(3)		505	535,300
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		550	568,909
Team Health Holdings, Inc., 6.375%, 2/1/25(3)		240	195,753
Tervita Escrow Corp., 7.625%, 12/1/21(3)		380	375,250
TMS International Corp., 7.25%, 8/15/25(3)		210	197,925
Verisure Holding AB, 3.50%, 5/15/23(7)	EUR	540	625,187
Waste Pro USA, Inc., 5.50%, 2/15/26(3)		105	102,559

			$5,260,025

Communications Equipment — 0.4%
CommScope Technologies, LLC, 6.00%, 6/15/25(3)		124	$117,800
Riverbed Technology, Inc., 8.875%, 3/1/23(3)		630	463,050
Sprint Communications, Inc., 6.00%, 11/15/22		75	76,139
Western Digital Corp., 4.75%, 2/15/26		466	434,545

			$1,091,534

Construction & Engineering — 0.0%(5)
Abengoa Abenewco 2 SAU, 1.50%, (1.50% Cash or 0.25% Cash and 1.25% PIK), 3/31/23(3)		156	$2,928

			$2,928

Consumer Finance — 0.4%
CPUK Finance, Ltd., 4.875%, 2/28/47(7)	GBP	895	$1,133,536

			$1,133,536

Containers & Packaging — 0.4%
Berry Global, Inc., 4.50%, 2/15/26(3)		211	$199,395
BWAY Holding Co., 7.25%, 4/15/25(3)		178	164,872
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(3)		120	120,372
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.75%, 10/15/20		485	487,001
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(3)		140	143,413

			$1,115,053

Distributors — 0.4%
Parts Europe SA, 4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(7)(9)	EUR	770	$867,998
Parts Europe SA, 5.50%, (3 mo. EURIBOR + 5.50%), 5/1/22(6)(7)(9)	EUR	340	387,736

			$1,255,734

8

Security	Principal Amount* (000’s omitted)		Value
Diversified Consumer Services — 0.3%
Carriage Services, Inc., 6.625%, 6/1/26(3)		170	$171,275
Laureate Education, Inc., 8.25%, 5/1/25(3)		745	812,050

			$983,325

Diversified Financial Services — 1.1%
Avolon Holdings Funding, Ltd., 5.125%, 10/1/23(3)		350	$356,195
Cadence Financial Corp., 4.875%, 6/28/19(3)		508	508,353
Credito Real SAB de CV SOFOM ER, 9.50%, 2/7/26(3)(6)		200	200,000
DAE Funding, LLC, 4.50%, 8/1/22(3)		155	153,450
DAE Funding, LLC, 5.00%, 8/1/24(3)		255	251,303
Hulk Finance Corp., 7.00%, 6/1/26(3)		115	106,686
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		115	118,306
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25		120	123,000
Louvre Bidco SAS, 4.25%, 9/30/24(7)	EUR	615	667,852
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(3)		340	346,477
Unifin Financiera SAB de CV SOFOM ENR, 8.875% to 1/29/25(3)(4)(8)		210	181,692
West Corp., 8.50%, 10/15/25(3)		383	321,241

			$3,334,555

Diversified Telecommunication Services — 0.3%
CenturyLink, Inc., 7.50%, 4/1/24		55	$55,894
Level 3 Financing, Inc., 5.25%, 3/15/26		90	87,552
Level 3 Financing, Inc., 5.375%, 1/15/24		35	34,913
Level 3 Parent, LLC, 5.75%, 12/1/22		50	50,125
Telecom Italia SpA, 4.00%, 4/11/24(7)	EUR	520	597,853

			$826,337

Electric Utilities — 0.6%
AES Corp. (The), 5.50%, 4/15/25		14	$14,525
AES Corp. (The), 6.00%, 5/15/26		45	47,588
Guala Closures SpA, 3.50%, (3 mo. EURIBOR + 3.50%), 4/15/24(9)	EUR	265	304,767
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(3)		95	90,872
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(3)		100	91,313
Pacific Gas & Electric Co., 4.25%, 3/15/46(10)		85	62,982
Pattern Energy Group, Inc., 5.875%, 2/1/24(3)		60	58,950
Resideo Funding, Inc., 6.125%, 11/1/26(3)		107	110,477
Southern California Edison Co., Series E, 6.25% to 2/1/22(4)(8)		256	241,018
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(4)		262	260,939
TerraForm Power Operating, LLC, 4.25%, 1/31/23(3)		95	93,338
TerraForm Power Operating, LLC, 5.00%, 1/31/28(3)		145	135,212
TerraForm Power Operating, LLC, 6.625%, 6/15/25(3)		90	94,837
Vistra Energy Corp., 8.125%, 1/30/26(3)		190	205,675

			$1,812,493

Electronic Equipment, Instruments & Components — 0.2%
Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(7)	EUR	630	$710,512

			$710,512

Energy Equipment & Services — 0.1%
Oceaneering International, Inc., 4.65%, 11/15/24		162	$138,510
Oceaneering International, Inc., 6.00%, 2/1/28		130	111,800

			$250,310

9

Security	Principal Amount* (000’s omitted)	Value
Entertainment — 0.4%
EIG Investors Corp., 10.875%, 2/1/24	480	$507,600
Netflix, Inc., 5.875%, 11/15/28(3)	300	304,875
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	369	361,620

		$1,174,095

Equity Real Estate Investment Trusts (REITs) — 0.2%
Equinix, Inc., 5.375%, 5/15/27	115	$115,575
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	100	95,250
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	200	206,250
Newmark Group, Inc., 6.125%, 11/15/23(3)	127	126,846
SBA Communications Corp., 4.00%, 10/1/22	150	148,875
SBA Communications Corp., 4.875%, 9/1/24	55	55,275

		$748,071

Food Products — 0.4%
Dole Food Co., Inc., 7.25%, 6/15/25(3)	225	$205,875
Post Holdings, Inc., 5.00%, 8/15/26(3)	85	80,767
Post Holdings, Inc., 5.50%, 3/1/25(3)	190	189,763
Post Holdings, Inc., 5.625%, 1/15/28(3)	175	168,436
US Foods, Inc., 5.875%, 6/15/24(3)	510	520,730

		$1,165,571

Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(3)(4)(8)	230	$221,758

		$221,758

Health Care Equipment & Supplies — 1.4%
Centene Corp., 4.75%, 1/15/25	300	$304,875
Centene Corp., 5.375%, 6/1/26(3)	445	462,377
Centene Corp., 5.625%, 2/15/21	90	91,575
Centene Corp., 6.125%, 2/15/24	340	357,000
Envision Healthcare Corp., 8.75%, 10/15/26(3)	343	313,631
Hologic, Inc., 4.375%, 10/15/25(3)	70	69,098
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(3)	437	435,908
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(3)	320	326,800
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(3)	390	423,150
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(3)	1,230	1,224,465
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(3)(11)	440	424,050

		$4,432,929

Health Care Providers & Services — 1.0%
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(3)(11)	185	$185,463
HCA, Inc., 5.00%, 3/15/24	110	114,730
HCA, Inc., 5.375%, 9/1/26	270	277,762
HCA, Inc., 5.625%, 9/1/28	330	341,860
HCA, Inc., 5.875%, 2/15/26	750	793,125
HCA, Inc., 5.875%, 2/1/29	190	199,263
Tenet Healthcare Corp., 6.00%, 10/1/20	135	139,934

10

Security	Principal Amount* (000’s omitted)		Value
Tenet Healthcare Corp., 6.75%, 6/15/23		260	$256,425
Tenet Healthcare Corp., 7.50%, 1/1/22(3)		85	88,421
WellCare Health Plans, Inc., 5.25%, 4/1/25		375	383,906
WellCare Health Plans, Inc., 5.375%, 8/15/26(3)		205	210,125

			$2,991,014

Hotels, Restaurants & Leisure — 1.5%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(3)		325	$315,250
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(3)		504	487,620
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(3)		179	167,329
Eldorado Resorts, Inc., 6.00%, 4/1/25		220	222,365
Eldorado Resorts, Inc., 6.00%, 9/15/26(3)		7	7,018
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(3)		490	507,150
Golden Nugget, Inc., 6.75%, 10/15/24(3)		430	431,075
Golden Nugget, Inc., 8.75%, 10/1/25(3)		295	303,112
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(3)		342	369,360
Merlin Entertainments PLC, 5.75%, 6/15/26(3)		200	204,750
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(3)		101	102,136
MGM Resorts International, 5.75%, 6/15/25		240	242,400
NCL Corp., Ltd., 4.75%, 12/15/21(3)		121	122,059
Scientific Games International, Inc., 10.00%, 12/1/22		420	443,100
Viking Cruises, Ltd., 5.875%, 9/15/27(3)		730	715,400
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(3)		123	115,159

			$4,755,283

Household Products — 0.3%
Central Garden & Pet Co., 6.125%, 11/15/23		235	$241,462
Energizer Holdings, Inc., 6.375%, 7/15/26(3)		165	160,875
Energizer Holdings, Inc., 7.75%, 1/15/27(3)		147	151,829
Monitchem HoldCo 3 SA, 5.25%, 6/15/21(7)	EUR	300	342,618
Spectrum Brands, Inc., 5.75%, 7/15/25		120	118,836

			$1,015,620

Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp., 5.25%, 6/1/26(3)		150	$143,063
Calpine Corp., 5.50%, 2/1/24		45	42,750
NRG Energy, Inc., 5.75%, 1/15/28		210	213,160
NRG Energy, Inc., 7.25%, 5/15/26		350	379,487

			$778,460

Industrial Conglomerates — 0.0%(5)
Hillman Group, Inc. (The), 6.375%, 7/15/22(3)		30	$24,600

			$24,600

Insurance — 0.7%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(3)		560	$571,200
Ardonagh Midco 3 PLC, 8.375%, 7/15/23(7)	GBP	910	1,020,490
Hub International, Ltd., 7.00%, 5/1/26(3)		415	403,587
Prudential Financial, Inc., 5.70% to 9/15/28, 9/15/48(4)		220	211,800

			$2,207,077

11

Security	Principal Amount* (000’s omitted)		Value
Internet & Direct Marketing Retail — 0.2%
eDreams Odigeo SA, 5.50%, 9/1/23(7)	EUR	705	$782,737

			$782,737

Machinery — 0.3%
CFX Escrow Corp., 6.375%, 2/15/26(3)(6)		136	$138,720
Cloud Crane, LLC, 10.125%, 8/1/24(3)		190	202,825
Navistar International Corp., 6.625%, 11/1/25(3)		445	447,225
Titan Acquisition, Ltd./Titan Co-Borrower, LLC, 7.75%, 4/15/26(3)		36	31,590

			$820,360

Media — 2.8%
Altice France SA, 7.375%, 5/1/26(3)		455	$440,213
Altice France SA, 8.125%, 2/1/27(3)		450	444,375
Altice Luxembourg SA, 7.75%, 5/15/22(3)		600	584,250
AMC Entertainment Holdings, Inc., 6.375%, 11/15/24	GBP	345	429,009
Cablevision Systems Corp., 5.875%, 9/15/22		50	50,375
Cablevision Systems Corp., 8.00%, 4/15/20		70	72,975
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(3)		1,130	1,161,346
CSC Holdings, LLC, 5.50%, 5/15/26(3)		200	198,500
CSC Holdings, LLC, 6.75%, 11/15/21		500	526,400
CSC Holdings, LLC, 7.50%, 4/1/28(3)		200	206,500
CSC Holdings, LLC, 10.875%, 10/15/25(3)		422	487,410
DISH DBS Corp., 7.75%, 7/1/26		95	82,056
Gray Television, Inc., 7.00%, 5/15/27(3)		150	156,315
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(3)		87	65,576
MDC Partners, Inc., 6.50%, 5/1/24(3)		221	202,281
Sirius XM Radio, Inc., 5.00%, 8/1/27(3)		218	211,460
Sirius XM Radio, Inc., 6.00%, 7/15/24(3)		500	521,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 1/15/25(3)		1,100	1,123,375
UPC Holding B.V., 3.875%, 6/15/29(7)	EUR	545	591,675
UPC Holding B.V., 5.50%, 1/15/28(3)		260	241,800
Ziggo B.V., 5.50%, 1/15/27(3)		750	710,393

			$8,507,534

Metals & Mining — 2.1%
Alcoa Nederland Holding B.V., 6.125%, 5/15/28(3)		250	$253,750
Alcoa Nederland Holding B.V., 7.00%, 9/30/26(3)		770	816,200
Allegheny Ludlum, LLC, 6.95%, 12/15/25		450	452,250
Allegheny Technologies, Inc., 5.95%, 1/15/21		50	50,926
Allegheny Technologies, Inc., 7.875%, 8/15/23		205	219,350
BHP Billiton Finance USA, Ltd., 6.75% to 10/20/25, 10/19/75(3)(4)		270	294,698
Bombardier, Inc., 6.00%, 10/15/22(3)		785	760,469
Bombardier, Inc., 6.125%, 1/15/23(3)		20	19,313
Centennial Resource Production, LLC, 5.375%, 1/15/26(3)		320	310,000
Constellium N.V., 4.25%, 2/15/26(7)	EUR	715	796,497
Eldorado Gold Corp., 6.125%, 12/15/20(3)		587	563,520
First Quantum Minerals, Ltd., 6.875%, 3/1/26(3)		200	182,000
First Quantum Minerals, Ltd., 7.00%, 2/15/21(3)		75	74,953
First Quantum Minerals, Ltd., 7.25%, 4/1/23(3)		346	332,596
First Quantum Minerals, Ltd., 7.50%, 4/1/25(3)		369	347,321
Freeport-McMoRan, Inc., 4.55%, 11/14/24		75	72,188

12

Security	Principal Amount* (000’s omitted)		Value
Freeport-McMoRan, Inc., 5.45%, 3/15/43		156	$134,940
Hudbay Minerals, Inc., 7.25%, 1/15/23(3)		115	119,025
Hudbay Minerals, Inc., 7.625%, 1/15/25(3)		200	206,500
Novelis Corp., 5.875%, 9/30/26(3)		180	174,375
Novelis Corp., 6.25%, 8/15/24(3)		125	126,562
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(3)		185	179,912
Teck Resources, Ltd., 8.50%, 6/1/24(3)		130	140,399

			$6,627,744

Multi-Utilities — 0.5%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(4)(8)		425	$425,355
Thames Water Kemble Finance PLC, 5.875%, 7/15/22(7)	GBP	900	1,205,506

			$1,630,861

Oil, Gas & Consumable Fuels — 5.5%
Aker BP ASA, 5.875%, 3/31/25(3)		1,150	$1,184,500
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25		105	103,425
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24		24	23,820
Antero Resources Corp., 5.375%, 11/1/21		1,000	1,008,800
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(3)		342	331,740
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 4/1/22(3)		224	240,520
Berry Petroleum Co., LLC, 7.00%, 2/15/26(3)		220	214,500
Canbriam Energy, Inc., 9.75%, 11/15/19(3)		305	250,862
Cheniere Energy Partners, L.P., 5.25%, 10/1/25		235	237,054
Chesapeake Energy Corp., 7.00%, 10/1/24		91	89,180
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		110	104,912
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		120	117,600
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(3)		720	693,900
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22		256	257,920
Denbury Resources, Inc., 9.00%, 5/15/21(3)		24	23,880
Diamondback Energy, Inc., 4.75%, 11/1/24		60	60,150
Diamondback Energy, Inc., 5.375%, 5/31/25		140	144,715
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(3)		155	162,169
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(3)		205	218,837
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(4)(8)		392	321,440
Enterprise Products Operating, LLC, Series E, 5.25% to 8/16/27, 8/16/77(4)		455	403,533
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(3)		105	97,125
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(3)		110	88,550
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(3)		385	317,625
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(3)		195	181,350
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(3)		360	323,100
Gulfport Energy Corp., 6.00%, 10/15/24		49	46,305
Gulfport Energy Corp., 6.625%, 5/1/23		350	348,469
Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.75%, 10/1/25(3)		3	2,933
Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.25%, 11/1/28(3)		255	249,581
Jagged Peak Energy, LLC, 5.875%, 5/1/26(3)		47	45,590
Matador Resources Co., 5.875%, 9/15/26		370	370,462
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(3)		275	247,500
Murphy Oil USA, Inc., 5.625%, 5/1/27		65	64,350
Murphy Oil USA, Inc., 6.00%, 8/15/23		500	509,375
Nabors Industries, Inc., 5.75%, 2/1/25		216	189,000

13

Security	Principal Amount* (000’s omitted)	Value
Neptune Energy Bondco PLC, 6.625%, 5/15/25(7)	1,225	$1,189,781
Newfield Exploration Co., 5.625%, 7/1/24	65	68,413
Nine Energy Service, Inc., 8.75%, 11/1/23(3)	110	110,825
Oasis Petroleum, Inc., 6.875%, 1/15/23	109	108,319
Odebrecht Oil & Gas Finance, Ltd., 0.0%(3)(8)	862	15,031
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(3)	75	74,625
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(3)	140	139,650
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(3)	137	136,486
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(3)	150	154,105
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	100	101,000
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	588	588,000
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(4)(8)	710	637,385
Precision Drilling Corp., 6.50%, 12/15/21	11	11,154
Precision Drilling Corp., 7.125%, 1/15/26(3)	75	69,000
Precision Drilling Corp., 7.75%, 12/15/23	10	9,625
QEP Resources, Inc., 5.625%, 3/1/26	123	118,695
Resolute Energy Corp., 8.50%, 5/1/20	65	65,244
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)(3)	255	246,980
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(3)	440	400,950
SM Energy Co., 5.625%, 6/1/25	85	81,813
SM Energy Co., 6.125%, 11/15/22	326	328,445
SM Energy Co., 6.625%, 1/15/27	155	152,675
SM Energy Co., 6.75%, 9/15/26	147	145,552
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23	145	143,187
Sunoco, L.P./Sunoco Finance Corp., 5.50%, 2/15/26	64	63,359
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26(3)	155	157,131
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27(3)	102	105,379
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.875%, 1/15/29(3)	203	211,745
Teleflex, Inc., 4.625%, 11/15/27	160	156,600
Transocean Guardian, Ltd., 5.875%, 1/15/24(3)	165	167,029
Transocean Pontus, Ltd., 6.125%, 8/1/25(3)	120	120,900
Transocean Poseidon, Ltd., 6.875%, 2/1/27(3)(6)	51	52,052
Transocean, Inc., 7.25%, 11/1/25(3)	228	216,600
Transocean, Inc., 7.50%, 1/15/26(3)	84	80,325
Trinidad Drilling, Ltd., 6.625%, 2/15/25(3)	171	172,924
Weatherford International, Ltd., 8.25%, 6/15/23	40	25,700
Weatherford International, Ltd., 9.875%, 2/15/24	95	62,581
Whiting Petroleum Corp., 5.75%, 3/15/21	135	135,675
Whiting Petroleum Corp., 6.25%, 4/1/23	17	16,873
Whiting Petroleum Corp., 6.625%, 1/15/26	315	310,275
WildHorse Resource Development Corp., 6.875%, 2/1/25	502	510,685

		$16,937,545

Paper & Forest Products — 0.0%(5)
Mercer International, Inc., 5.50%, 1/15/26	70	$65,275

		$65,275

Pharmaceuticals — 1.0%
Bausch Health Cos, Inc., 5.50%, 3/1/23(3)	113	$110,458
Bausch Health Cos, Inc., 5.50%, 11/1/25(3)	129	129,143
Bausch Health Cos, Inc., 5.625%, 12/1/21(3)	82	82,154
Bausch Health Cos, Inc., 5.875%, 5/15/23(3)	110	108,171

14

Security	Principal Amount* (000’s omitted)		Value
Bausch Health Cos, Inc., 6.125%, 4/15/25(3)		60	$56,850
Bausch Health Cos, Inc., 6.50%, 3/15/22(3)		155	160,619
Bausch Health Cos, Inc., 7.00%, 3/15/24(3)		281	295,577
Bausch Health Cos, Inc., 8.50%, 1/31/27(3)		277	290,157
Bausch Health Cos, Inc., 9.00%, 12/15/25(3)		245	261,388
Bausch Health Cos, Inc., 9.25%, 4/1/26(3)		105	113,137
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(3)		270	263,250
Rossini S.a.r.l., 6.25%, (3 mo. EURIBOR + 6.25%), 10/30/25(7)(9)	EUR	385	446,695
Rossini S.a.r.l., 6.75%, 10/30/25(7)	EUR	330	387,633
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(3)		198	209,632
Vizient, Inc., 10.375%, 3/1/24(3)		125	135,625

			$3,050,489

Pipelines — 0.7%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24		105	$109,594
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24		70	68,950
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25		230	241,787
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24		170	187,816
Cheniere Energy Partners, L.P., 5.625%, 10/1/26(3)		215	216,045
Energy Transfer Equity, L.P., 5.875%, 1/15/24		15	16,050
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(4)(8)		434	391,240
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(3)		123	118,388
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(3)		60	60,750
NGPL PipeCo, LLC, 4.375%, 8/15/22(3)		50	50,667
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(3)		490	478,975
Williams Cos., Inc. (The), 5.75%, 6/24/44		85	89,952

			$2,030,214

Real Estate Investment Trusts — 0.0%(5)
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		67	$67,586

			$67,586

Real Estate Investment Trusts (REITs) — 0.2%
ESH Hospitality, Inc., 5.25%, 5/1/25(3)		160	$158,576
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(3)		465	464,419

			$622,995

Real Estate Management & Development — 0.4%
AT Securities B.V., 5.25% to 7/21/23(4)(7)(8)		1,250	$1,169,097

			$1,169,097

Semiconductors & Semiconductor Equipment — 0.1%
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(3)		200	$201,238

			$201,238

Software — 0.5%
Camelot Finance SA, 7.875%, 10/15/24(3)		405	$422,212
InterXion Holding N.V., 4.75%, 6/15/25(7)	EUR	220	264,352
InterXion Holding N.V., 4.75%, 6/15/25(7)	EUR	115	138,184
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(3)		255	256,594
Symantec Corp., 5.00%, 4/15/25(3)		74	73,845
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(3)		200	177,000
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(3)		208	152,942

			$1,485,129

15

Security	Principal Amount* (000’s omitted)		Value
Specialty Retail — 0.1%
Entegris, Inc., 4.625%, 2/10/26(3)		118	$115,050
Party City Holdings, Inc., 6.125%, 8/15/23(3)		110	111,650
Party City Holdings, Inc., 6.625%, 8/1/26(3)		105	103,687

			$330,387

Technology Hardware, Storage & Peripherals — 0.3%
Dell International, LLC/EMC Corp., 5.45%, 6/15/23(3)		135	$141,347
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(3)		205	208,838
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(3)		315	329,673
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(3)		210	221,632
Seagate HDD Cayman, 4.75%, 1/1/25		105	99,479

			$1,000,969

Telecommunications — 1.7%
CenturyLink, Inc., 6.75%, 12/1/23		706	$712,177
DKT Finance ApS, 7.00%, 6/17/23(7)	EUR	625	774,858
Hughes Satellite Systems Corp., 5.25%, 8/1/26		145	139,381
Hughes Satellite Systems Corp., 6.625%, 8/1/26		95	91,675
Intelsat Jackson Holdings SA, 5.50%, 8/1/23		30	27,413
Intelsat Jackson Holdings SA, 8.00%, 2/15/24(3)		200	208,750
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(3)		216	219,240
Sprint Capital Corp., 6.875%, 11/15/28		655	652,544
Sprint Corp., 7.875%, 9/15/23		1,858	1,978,770
T-Mobile USA, Inc., 4.50%, 2/1/26		155	151,513
T-Mobile USA, Inc., 4.75%, 2/1/28		170	163,625
Wind Tre SpA, 5.00%, 1/20/26(3)		220	182,028

			$5,301,974

Toys, Games & Hobbies — 0.1%
Mattel, Inc., 6.75%, 12/31/25(3)		300	$284,250

			$284,250

Transportation — 0.5%
CMA CGM SA, 5.25%, 1/15/25(7)	EUR	127	$124,355
CMA CGM SA, 6.50%, 7/15/22(7)	EUR	650	711,161
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(3)		260	261,976
XPO Logistics, Inc., 6.125%, 9/1/23(3)		80	81,550
XPO Logistics, Inc., 6.50%, 6/15/22(3)		375	384,375

			$1,563,417

Wireless Telecommunication Services — 0.1%
Sprint Corp., 7.625%, 3/1/26		157	$163,476

			$163,476

Total Corporate Bonds & Notes (identified cost $112,113,078)			$109,462,322

16

Senior Floating-Rate Loans — 2.9%(12)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc., Term Loan, Maturing 6/9/23(13)	$74	$72,499
TransDigm, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing 5/30/25	132	129,117

		$201,616

Business Equipment and Services — 0.4%
EIG Investors Corp., Term Loan, 6.44%, (USD LIBOR + 3.75%), Maturing 2/9/23(14)	$443	$437,657
Solera, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing 3/3/23	677	665,141

		$1,102,798

Containers and Glass Products — 0.4%
BWAY Holding Company, Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing 4/3/24	$1,147	$1,109,551

		$1,109,551

Electronics/Electrical — 0.6%
Applied Systems, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing 9/19/24	$349	$342,367
Cortes NP Acquisition Corporation, Term Loan, 6.71%, (3 mo. USD LIBOR + 4.00%), Maturing 11/30/23	494	461,837
Infor (US), Inc., Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing 2/1/22	260	258,754
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	59	58,049
SS&C Technologies, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	292	286,333
VeriFone Systems, Inc., Term Loan, 6.64%, (3 mo. USD LIBOR + 4.00%), Maturing 8/20/25	304	297,962

		$1,705,302

Financial Intermediaries — 0.1%
Navistar International Corporation, Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$284	$280,137

		$280,137

Food Products — 0.1%
HLF Financing S.a.r.l., Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing 8/18/25	$294	$293,159

		$293,159

Health Care — 0.3%
Acadia Healthcare Company, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing 2/16/23	$59	$58,041
Kinetic Concepts, Inc., Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing 2/2/24	24	23,887
MPH Acquisition Holdings, LLC, Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing 6/7/23	373	361,572
Press Ganey Holdings, Inc., Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing 10/23/23	356	350,614
Press Ganey Holdings, Inc., Term Loan - Second Lien, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	285	285,038

		$1,079,152

17

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Insurance — 0.4%
Asurion, LLC, Term Loan - Second Lien, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$1,035	$1,043,733
Sedgwick Claims Management Services, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing 12/31/25	291	284,453

		$1,328,186

Lodging and Casinos — 0.0%(5)
Stars Group Holdings B.V. (The), Term Loan, Maturing 7/10/25(13)	$88	$87,362

		$87,362

Steel — 0.3%
Big River Steel, LLC, Term Loan, 7.80%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$173	$171,841
GrafTech Finance, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	800	786,488

		$958,329

Surface Transport — 0.0%(5)
Direct ChassisLink, Inc., Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing 6/15/23	$145	$142,100

		$142,100

Telecommunications — 0.0%(5)
Intelsat Jackson Holdings SA, Term Loan, 6.63%, Maturing 1/2/24(15)	$110	$110,596

		$110,596

Utilities — 0.2%
TEX Operations Co., LLC, Term Loan, Maturing 8/4/23(13)	$495	$486,956

		$486,956

Total Senior Floating-Rate Loans (identified cost $9,030,658)		$8,885,244

Exchange-Traded Funds — 0.5%

Security	Shares	Value
Equity Funds — 0.5%
First Trust Preferred Securities and Income ETF	80,000	$1,498,400

Total Exchange-Traded Funds (identified cost $1,530,856)		$1,498,400

Miscellaneous — 0.0%

Security	Principal Amount	Value
Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(1)(16)	$200,000	$0

		$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 2.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(17)	6,893,157	$6,893,157

18

Value
Total Short-Term Investments (identified cost $6,892,917)	$6,893,157

Total Investments — 99.8% (identified cost $302,631,250)	$307,248,191

Other Assets, Less Liabilities — 0.2%	$559,025

Net Assets — 100.0%	$307,807,216

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $54,882,307 or 17.8% of the Portfolio’s net assets.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	Amount is less than 0.05%.

(6)	When-issued security.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $21,561,772 or 7.0% of the Portfolio’s net assets.

(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2019.

(10)	Issuer is in default with respect to interest and/or principal payments.

(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(12)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(13)	This Senior Loan will settle after January 31, 2019, at which time the interest rate will be determined.

(14)

The stated interest rate represents the weighted average interest rate at January 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(15)	Fixed-rate loan.

(16)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $25,412.

19

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	58.9%	$180,923,689
United Kingdom	7.7	23,593,554
France	3.5	10,749,615
Germany	3.5	10,736,136
Switzerland	3.2	9,956,200
Canada	3.2	9,827,777
Netherlands	3.1	9,386,646
Sweden	2.7	8,399,111
Japan	2.5	7,518,549
Spain	2.2	6,893,365
Australia	2.1	6,424,655
Italy	1.6	4,820,108
Finland	1.0	3,148,834
Luxembourg	1.0	3,144,511
Denmark	0.7	2,204,621
Norway	0.4	1,184,500
New Zealand	0.3	1,065,765
Belgium	0.3	1,057,421
Zambia	0.3	936,870
Hong Kong	0.3	904,413
United Arab Emirates	0.3	805,703
Taiwan	0.3	768,953
Ireland	0.2	702,672
Mexico	0.2	581,092
Brazil	0.0 (1)	15,031
Exchange-Traded Funds	0.5	1,498,400

Total Investments	100.0%	$307,248,191

(1)	Amount is less than 0.05%.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	106	Long	3/15/19	$14,333,850	$543,637
SPI 200 Index	33	Short	3/21/19	(3,491,207)	(53,875)
STOXX Europe 600 Banks Index	518	Short	3/15/19	(10,596,731)	(224,961)

					$264,801

20

SPI 200 Index: Market capitalization-weighted stock index of 200 largest, blue-chip companies listed on the Australian Securities Exchange.

STOXX Europe 600 Banks Index: Index composed of companies from the European banks sector.

Abbreviations:

ADR	-	American Depositary Receipt

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

At January 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $543,637 and $278,836, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Communication Services	$12,805,701	$4,000,015	$—	$16,805,716
Consumer Discretionary	18,475,853	4,149,165	—	22,625,018
Consumer Staples	6,959,576	5,676,937	—	12,636,513
Energy	8,746,244	1,328,268	—	10,074,512
Financials	19,715,648	8,033,813	—	27,749,461
Health Care	16,561,973	7,849,315	—	24,411,288
Industrials	17,030,975	7,330,274	—	24,361,249
Information Technology	15,377,309	2,203,067	—	17,580,376
Materials	6,057,281	2,682,270	—	8,739,551
Real Estate	3,714,996	—	—	3,714,996
Utilities	4,994,572	4,006,788	—	9,001,360
Total Common Stocks	$130,440,128	$47,259,912 **	$—	$177,700,040
Preferred Stocks
Consumer Staples	$—	$516,075	$—	$516,075
Energy	534,860	—	—	534,860
Financials	454,063	116,517	—	570,580
Real Estate	556,998	—	—	556,998
Utilities	630,515	—	—	630,515
Total Preferred Stocks	$2,176,436	$632,592	$—	$2,809,028
Corporate Bonds & Notes	$—	$109,462,322	$—	$109,462,322
Senior Floating-Rate Loans	—	8,885,244	—	8,885,244
Exchange-Traded Funds	1,498,400	—	—	1,498,400
Miscellaneous	—	—	0	0
Short-Term Investments	—	6,893,157	—	6,893,157
Total Investments	$134,114,964	$173,133,227	$0	$307,248,191
Futures Contracts	$543,637	$—	$—	$543,637
Total	$134,658,601	$173,133,227	$—	$307,791,828

Liability Description
Futures Contracts	$—	$(278,836)	$—	$(278,836)
Total	$—	$(278,836)	$—	$(278,836)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

22

Eaton Vance

Global Macro Absolute Return Fund

January 31, 2019 (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2019, the value of the Fund’s investment in the Portfolio was $4,178,957,826 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Portfolio

January 31, 2019

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 50.8%

Security	Principal Amount (000’s omitted)		Value
Albania — 1.9%
Republic of Albania, 3.50%, 10/9/25(1)	EUR	63,840	$73,896,210
Republic of Albania, 5.75%, 11/12/20(1)	EUR	5,377	6,629,763

Total Albania			$80,525,973

Argentina — 2.9%
City of Buenos Aires, 50.12%, (BADLAR + 5.00%), 1/23/22(2)	ARS	23,358	$608,485
City of Buenos Aires, 52.79%, (BADLAR + 3.25%), 3/29/24(2)	ARS	162,308	4,094,498
Provincia de Buenos Aires, 50.20%, (BADLAR + 3.83%), 5/31/22(2)	ARS	165,709	4,190,914
Provincia de Buenos Aires, 53.85%, (BADLAR + 3.75%), 4/12/25(1)(2)(3)	ARS	280,490	7,093,668
Republic of Argentina, 4.50%, 6/21/19	USD	1,864	1,841,993
Republic of Argentina, 5.00%, 1/15/27(1)	EUR	1,105	1,011,462
Republic of Argentina, 6.25%, 11/9/47	EUR	50,714	44,435,148
Republic of Argentina, 6.875%, 1/11/48	USD	51,605	39,813,774
Republic of Argentina, 7.625%, 4/22/46	USD	21,818	17,811,670

Total Argentina			$120,901,612

Armenia — 0.3%
Republic of Armenia, 6.00%, 9/30/20(1)	USD	12,850	$13,156,216

Total Armenia			$13,156,216

Bahrain — 3.1%
CBB International Sukuk Co., 5.624%, 2/12/24(1)	USD	1,998	$2,015,422
CBB International Sukuk Co., 6.875%, 10/5/25(1)	USD	3,451	3,655,082
Kingdom of Bahrain, 6.125%, 8/1/23(1)	USD	10,134	10,628,357
Kingdom of Bahrain, 6.75%, 9/20/29(1)	USD	16,618	16,881,728
Kingdom of Bahrain, 7.00%, 1/26/26(1)	USD	3,897	4,135,185
Kingdom of Bahrain, 7.00%, 10/12/28(1)	USD	31,165	32,325,584
Kingdom of Bahrain, 7.50%, 9/20/47(1)	USD	59,152	59,188,319

Total Bahrain			$128,829,677

Barbados — 0.4%
Government of Barbados, 6.625%, 12/5/35(1)(4)	USD	32,126	$17,499,032
Government of Barbados, 7.00%, 8/4/22(1)(4)	USD	2,475	1,346,895

Total Barbados			$18,845,927

China — 0.0%(5)
China Government Bond, 3.40%, 2/9/27	CNY	10,000	$1,518,306

Total China			$1,518,306

Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(6)	CRC	1,655,282	$2,448,748

Total Costa Rica			$2,448,748

Dominican Republic — 3.5%
Dominican Republic, 8.90%, 2/15/23(1)	DOP	468,250	$9,007,542
Dominican Republic, 10.375%, 3/4/22(1)	DOP	811,400	16,199,130
Dominican Republic, 10.40%, 5/10/19(1)	DOP	241,900	4,877,639
Dominican Republic, 10.50%, 4/7/23(1)	DOP	5,078,800	101,520,785
Dominican Republic, 11.00%, 11/6/26(1)	DOP	263,800	5,291,487

Security	Principal Amount (000’s omitted)		Value
Dominican Republic, 11.00%, 12/4/26(1)	DOP	278,300	$5,583,163
Dominican Republic, 15.95%, 6/4/21(1)	DOP	114,300	2,589,294
Dominican Republic, 16.95%, 2/4/22(1)	DOP	68,800	1,637,451

Total Dominican Republic			$146,706,491

El Salvador — 2.7%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	973	$930,811
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	8,993	8,610,798
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	16,930	17,162,787
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	49,885	52,688,537
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	3,867	4,074,387
Republic of El Salvador, 8.625%, 2/28/29(1)	USD	29,437	31,865,552

Total El Salvador			$115,332,872

Fiji — 1.3%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	53,368	$53,252,458

Total Fiji			$53,252,458

Honduras — 0.1%
Honduras Government Bond, 6.25%, 1/19/27(1)	USD	1,000	$1,031,180
Honduras Government Bond, 7.50%, 3/15/24(1)	USD	1,000	1,080,710

Total Honduras			$2,111,890

Iceland — 2.8%
Republic of Iceland, 5.00%, 11/15/28	ISK	4,088,099	$33,480,073
Republic of Iceland, 6.25%, 2/5/20	ISK	90,991	766,415
Republic of Iceland, 6.50%, 1/24/31	ISK	5,734,515	53,224,031
Republic of Iceland, 7.25%, 10/26/22	ISK	692,226	6,154,179
Republic of Iceland, 8.00%, 6/12/25	ISK	2,332,467	22,252,775

Total Iceland			$115,877,473

Indonesia — 1.7%
Indonesia Government Bond, 6.125%, 5/15/28	IDR	445,903,000	$27,716,354
Indonesia Government Bond, 7.00%, 5/15/27	IDR	153,470,000	10,176,415
Indonesia Government Bond, 7.50%, 8/15/32	IDR	34,164,000	2,240,312
Indonesia Government Bond, 7.50%, 5/15/38	IDR	403,633,000	26,357,112
Indonesia Government Bond, 8.25%, 5/15/36	IDR	52,407,000	3,673,835

Total Indonesia			$70,164,028

Kazakhstan — 0.4%
Kazakhstan Government Bond, 9.60%, 4/3/21	KZT	5,807,290	$15,564,504

Total Kazakhstan			$15,564,504

Macedonia — 3.2%
Republic of Macedonia, 2.75%, 1/18/25(1)	EUR	505	$584,955
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	64,955	78,687,497
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	43,951	53,990,376
Republic of Macedonia, 5.625%, 7/26/23(1)	EUR	576	752,414

Total Macedonia			$134,015,242

Mongolia — 0.6%
Development Bank of Mongolia, LLC, 7.25%, 10/23/23(1)	USD	2,262	$2,266,526
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	4,300	4,202,880
Mongolia International Bond, 5.625%, 5/1/23(1)	USD	10,671	10,510,082
Mongolia International Bond, 8.75%, 3/9/24(1)	USD	8,411	9,257,870

Total Mongolia			$26,237,358

Security	Principal Amount (000’s omitted)		Value
New Zealand — 4.2%
New Zealand Government Bond, 2.00%, 9/20/25(1)(6)	NZD	89,962	$66,294,139
New Zealand Government Bond, 2.50%, 9/20/35(1)(6)	NZD	45,657	36,762,417
New Zealand Government Bond, 2.50%, 9/20/40(1)(6)	NZD	20,767	16,984,694
New Zealand Government Bond, 3.00%, 9/20/30(1)(6)	NZD	65,504	53,945,369

Total New Zealand			$173,986,619

Peru — 2.5%
Peru Government Bond, 5.20%, 9/12/23	PEN	10,086	$3,105,839
Peru Government Bond, 5.70%, 8/12/24	PEN	135,343	42,320,282
Peru Government Bond, 6.35%, 8/12/28	PEN	28,306	8,982,032
Peru Government Bond, 8.20%, 8/12/26	PEN	138,700	49,098,049

Total Peru			$103,506,202

Philippines — 0.8%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$32,748,994

Total Philippines			$32,748,994

Rwanda — 0.0%(5)
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	441	$446,159

Total Rwanda			$446,159

Saudi Arabia — 0.0%(5)
Saudi International Bond, 5.00%, 4/17/49(1)	USD	448	$445,003

Total Saudi Arabia			$445,003

Serbia — 8.8%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	18,655,920	$194,213,429
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	7,724,230	80,414,341
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	66,240	642,115
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,528,370	28,141,447
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,411,240	61,842,481
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	230,000	2,877,997

Total Serbia			$368,131,810

Sri Lanka — 2.5%
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	997,000	$5,399,806
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,565,000	8,489,073
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	2,040,300	11,066,913
Sri Lanka Government Bond, 10.00%, 3/15/23	LKR	547,000	2,947,119
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	1,991,100	10,606,778
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,597,000	8,958,508
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	1,189,310	6,695,003
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,660,000	9,216,571
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	218,000	1,201,416
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	2,140,750	11,732,107
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	641,830	3,607,783
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	1,035,380	5,788,012
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	971,000	5,468,037
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,422,000	8,098,764
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	121,000	684,166
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	636,000	3,583,615

Total Sri Lanka			$103,543,671

Security	Principal Amount (000’s omitted)		Value
Tanzania — 1.7%
United Republic of Tanzania, 8.799%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	69,004	$70,430,317

Total Tanzania			$70,430,317

Thailand — 1.2%
Thailand Government Bond, 1.25%, 3/12/28(1)(6)	THB	1,636,583	$48,835,750

Total Thailand			$48,835,750

Tunisia — 0.2%
Banque Centrale de Tunisie International Bond, 5.625%, 2/17/24(1)	EUR	9,691	$10,329,607

Total Tunisia			$10,329,607

Turkey — 2.9%
Republic of Turkey, 4.875%, 10/9/26	USD	26,700	$24,276,628
Republic of Turkey, 5.20%, 2/16/26	EUR	9,030	10,627,202
Republic of Turkey, 6.125%, 10/24/28	USD	22,822	21,928,473
Republic of Turkey, 7.00%, 6/5/20	USD	14,180	14,571,084
Republic of Turkey, 7.375%, 2/5/25	USD	47,600	49,859,144

Total Turkey			$121,262,531

Ukraine — 1.0%
Ukraine Government International Bond, 9.75%, 11/1/28(1)	USD	41,637	$41,428,815

Total Ukraine			$41,428,815

Total Foreign Government Bonds (identified cost $2,127,322,519)			$2,120,584,253

Foreign Corporate Bonds — 1.7%

Security	Principal Amount (000’s omitted)		Value
Bulgaria — 0.3%
Eurohold Bulgaria AD, 6.50%, 12/7/22(1)	EUR	9,200	$9,989,426

Total Bulgaria			$9,989,426

China — 0.6%
21Vianet Group, Inc., 7.00%, 8/17/20(1)	USD	5,338	$5,304,637
CAR, Inc., 6.125%, 2/4/20(1)	USD	800	793,600
China Evergrande Group, 8.75%, 6/28/25(1)	USD	3,149	2,806,990
CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(1)	USD	2,935	2,819,103
Country Garden Holdings Co., Ltd., 4.75%, 1/17/23(1)	USD	2,830	2,631,640
Country Garden Holdings Co., Ltd., 7.25%, 4/4/21(1)	USD	1,052	1,067,310
eHi Car Services, Ltd., 5.875%, 8/14/22(1)	USD	2,000	1,739,270
KWG Group Holdings, Ltd., 6.00%, 9/15/22(1)	USD	1,024	968,347
KWG Group Holdings, Ltd., 7.875%, 8/9/21(1)	USD	1,500	1,537,500
Logan Property Holdings Co., Ltd., 5.25%, 2/23/23(1)	USD	1,400	1,249,010
Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(1)	USD	841	834,486
Times China Holdings, Ltd., 6.25%, 1/17/21(1)	USD	2,558	2,532,190
Zoomlion HK SPV Co., Ltd., 6.125%, 12/20/22(1)	USD	400	380,000

Total China			$24,664,083

Colombia — 0.1%
Frontera Energy Corp., 9.70%, 6/25/23(1)	USD	4,080	$4,120,800

Total Colombia			$4,120,800

Security	Principal Amount (000’s omitted)		Value
Ecuador — 0.0%(5)
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 8.443%, (3 mo. USD LIBOR + 5.63%), 9/24/19(1)(2)	USD	1,067	$1,072,014

Total Ecuador			$1,072,014

Honduras — 0.2%
Inversiones Atlantida SA, 8.25%, 7/28/22(1)	USD	7,987	$8,066,870

Total Honduras			$8,066,870

Iceland — 0.3%
Heimavellir HF, 7.91%, 4/25/23(7)	ISK	1,036,833	$8,586,159
WOW Air HF, 9.00%, (3 mo. EURIBOR + 9.00%), 9/24/21(2)	EUR	3,600	4,012,394

Total Iceland			$12,598,553

India — 0.0%(5)
Reliance Communications, Ltd., 6.50%, 11/6/20(1)	USD	1,800	$456,930

Total India			$456,930

Indonesia — 0.0%(5)
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	18,080,000	$1,220,706

Total Indonesia			$1,220,706

Mongolia — 0.1%
Trade and Development Bank of Mongolia, LLC, 9.375%, 5/19/20(1)	USD	4,990	$5,211,346

Total Mongolia			$5,211,346

Singapore — 0.1%
ABJA Investment Co. Pte., Ltd., 5.45%, 1/24/28(1)	USD	5,953	$5,385,221

Total Singapore			$5,385,221

Total Foreign Corporate Bonds (identified cost $76,377,630)			$72,785,949

Senior Floating-Rate Loans — 0.2%

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Financial Services — 0.2%
Akbank T.A.S., Term Loan, 1.90%, (3 mo. EURIBOR + 1.90%), 10/6/19(2)(7)	EUR	6,100	$6,896,178
Yapi ve Kredi Bankasi AS, Term Loan, (6 mo. EURIBOR + 1.90%), 11/1/19(7)(8)	EUR	2,600	2,902,149

Total Financial Services			$9,798,327

Total Senior Floating-Rate Loans (identified cost $9,507,141)			$9,798,327

Sovereign Loans — 2.9%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.2%
Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(4)(9)		$25,760	$8,914,248

Total Barbados			$8,914,248

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.3%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 6.28%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(2)(9)		$10,400	$10,084,235

Total Ethiopia			$10,084,235

Kenya — 0.1%
Government of Kenya, Term Loan, 7.57%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(2)		$3,806	$3,806,000

Total Kenya			$3,806,000

Macedonia — 0.3%
Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(2)(9)	EUR	11,000	$12,784,490

Total Macedonia			$12,784,490

Nigeria — 0.6%
Bank of Industry Limited, Term Loan, 8.74%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(2)(9)		$24,380	$24,567,019
Total Nigeria			$24,567,019

Tanzania — 1.4%
Government of the United Republic of Tanzania, Term Loan, 8.11%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(2)		$59,140	$59,249,764
Total Tanzania			$59,249,764

Total Sovereign Loans (identified cost $134,801,733)			$119,405,756

Credit Linked Notes — 0.4%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.1%
Desarrolladora Energética SA (Deutsche Bank AG), 9.50%, 7/27/20(3)(10)		$2,100	$1,974,000

Total Argentina			$1,974,000

Ukraine — 0.3%
Ukraine Treasury Bill (Citibank, N.A.), 0.00%, 4/9/19(3)(10)	UAH	393,130	$13,857,129

Total Ukraine			$13,857,129

Total Credit Linked Notes (identified cost $15,724,397)			$15,831,129

Debt Obligations – United States — 15.2%

Corporate Bonds & Notes — 0.0%(5)

Security	Principal Amount		Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$510,178

Total Corporate Bonds & Notes (identified cost $501,715)			$510,178

Asset-Backed Securities — 1.2%

Security	Principal Amount	Value
Invitation Homes Trust:
Series 2018-SFR3, Class E, 4.508%, (1 mo. USD LIBOR + 2.00%), 7/17/37(2)(3)	$32,000,000	$31,750,163
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 5.36%, (1 mo. USD LIBOR + 2.85%), 2/25/23(2)(3)	9,000,000	9,018,558
Series 2018-GT2, Class A, 5.16%, (1 mo. USD LIBOR + 2.65%), 8/25/25(2)(3)	8,064,000	8,078,963

Total Asset-Backed Securities (identified cost $49,064,000)		$48,847,684

Collateralized Mortgage Obligations — 3.5%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$42,435	$45,081
Series 1548, Class Z, 7.00%, 7/15/23	53,410	56,936
Series 1650, Class K, 6.50%, 1/15/24	291,799	310,432
Series 1817, Class Z, 6.50%, 2/15/26	48,383	52,186
Series 1927, Class ZA, 6.50%, 1/15/27	178,924	193,802
Series 2127, Class PG, 6.25%, 2/15/29	264,629	284,686
Series 2344, Class ZD, 6.50%, 8/15/31	436,470	487,412
Series 2458, Class ZB, 7.00%, 6/15/32	826,599	943,511
Interest Only:(11)
Series 362, Class C6, 3.50%, 12/15/47	18,345,451	3,526,484
Series 362, Class C11, 4.00%, 12/15/47	3,111,880	599,839
Series 4791, Class JI, 4.00%, 5/15/48	34,458,483	7,207,712

		$13,708,081

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA2, Class M2, 5.96%, (1 mo. USD LIBOR + 3.45%), 10/25/29(2)	$8,445,000	$9,112,656
Series 2017-DNA3, Class M2, 5.01%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	4,506,486	4,606,237
Series 2018-DNA1, Class M2, 4.31%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	8,243,233	8,077,596
Series 2018-DNA2, Class M2, 4.66%, (1 mo. USD LIBOR + 2.15%), 12/25/30(2)(3)	4,190,566	4,115,626

		$25,912,115

Federal National Mortgage Association:
Series G48, Class Z, 7.10%, 12/25/21	$149,840	$156,019
Series G92-60, Class Z, 7.00%, 10/25/22	218,202	228,700
Series G93-1, Class K, 6.675%, 1/25/23	225,618	234,336
Series G94-7, Class PJ, 7.50%, 5/17/24	273,084	294,082
Series 1992-180, Class F, 3.66%, (1 mo. USD LIBOR + 1.15%), 10/25/22(2)	185,143	186,957
Series 1993-16, Class Z, 7.50%, 2/25/23	162,492	172,893
Series 1993-79, Class PL, 7.00%, 6/25/23	105,951	112,577
Series 1993-104, Class ZB, 6.50%, 7/25/23	43,560	46,012
Series 1993-121, Class Z, 7.00%, 7/25/23	676,433	718,360
Series 1993-141, Class Z, 7.00%, 8/25/23	141,491	150,851
Series 1994-42, Class ZQ, 7.00%, 4/25/24	921,485	986,703
Series 1994-79, Class Z, 7.00%, 4/25/24	180,933	193,362
Series 1994-89, Class ZQ, 8.00%, 7/25/24	155,498	169,947
Series 1996-35, Class Z, 7.00%, 7/25/26	46,545	50,920
Series 1998-16, Class H, 7.00%, 4/18/28	204,421	227,463
Series 1998-44, Class ZA, 6.50%, 7/20/28	328,342	358,637

Security	Principal Amount	Value
Series 1999-25, Class Z, 6.00%, 6/25/29	$325,461	$355,281
Series 2000-2, Class ZE, 7.50%, 2/25/30	86,409	96,957
Series 2000-49, Class A, 8.00%, 3/18/27	264,570	294,141
Series 2001-31, Class ZA, 6.00%, 7/25/31	2,577,208	2,814,670
Series 2001-74, Class QE, 6.00%, 12/25/31	681,677	750,082
Series 2009-48, Class WA, 5.838%, 7/25/39(12)	3,253,351	3,484,326
Series 2011-38, Class SA, 5.97%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(13)	3,901,841	4,440,109
Interest Only:(11)
Series 424, Class C8, 3.50%, 2/25/48	25,974,502	5,009,224
Series 2018-21, Class IO, 3.00%, 4/25/48	26,984,205	4,847,683
Series 2018-45, Class GI, 4.00%, 6/25/48	7,857,680	1,705,661
Series 2018-58, Class BI, 4.00%, 8/25/48	4,530,781	873,542

		$28,959,495

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C03, Class 1M2, 5.51%, (1 mo. USD LIBOR + 3.00%), 10/25/29(2)	$15,630,000	$16,492,435
Series 2017-C06, Class 1M2, 5.16%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	13,132,047	13,565,015
Series 2017-C07, Class 1M2, 4.91%, (1 mo. USD LIBOR + 2.40%), 5/25/30(2)	11,003,243	11,161,360
Series 2017-C07, Class 1M2C, 4.91%, (1 mo. USD LIBOR + 2.40%), 5/25/30(2)	3,942,383	3,951,007
Series 2018-C01, Class 1M2, 4.76%, (1 mo. USD LIBOR + 2.25%), 7/25/30(2)	16,074,692	16,231,563
Series 2018-C03, Class 1M2, 4.66%, (1 mo. USD LIBOR + 2.15%), 10/25/30(2)	15,500,000	15,499,070

		$76,900,450

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$60,254	$63,610

		$63,610

Total Collateralized Mortgage Obligations (identified cost $145,959,368)		$145,543,751

Mortgage Pass-Throughs — 7.3%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.872%, (COF + 1.25%), with maturity at 2035(14)	$1,698,701	$1,721,455
3.207%, (COF + 2.39%), with maturity at 2023(14)	36,524	37,229
4.415%, (COF + 1.25%), with maturity at 2029(14)	36,087	35,630
4.456%, (COF + 1.25%), with maturity at 2030(14)	319,888	338,624
4.485%, (1 yr. CMT + 2.33%), with maturity at 2036(14)	1,625,194	1,715,593
4.50%, with maturity at 2035	262,980	273,924
6.00%, with various maturities to 2035	6,854,733	7,519,697
6.50%, with various maturities to 2032	8,896,186	9,877,125
6.60%, with maturity at 2030	761,611	853,438
7.00%, with various maturities to 2036	11,668,601	13,057,030
7.31%, with maturity at 2026	29,380	32,017
7.50%, with various maturities to 2035	5,586,809	6,172,587
7.95%, with maturity at 2022	84,177	86,599
8.00%, with various maturities to 2030	1,234,004	1,348,520
8.15%, with maturity at 2021	8,706	8,774
8.30%, with maturity at 2021	3,825	3,832
8.50%, with maturity at 2025	73,504	76,946

Security	Principal Amount	Value
9.00%, with various maturities to 2027	$221,002	$233,115
9.50%, with maturity at 2027	51,990	53,570
10.00%, with maturity at 2020	2,396	2,464
10.50%, with maturity at 2021	6,144	6,240

		$43,454,409

Federal National Mortgage Association:
2.268%, (COF + 1.25%), with various maturities to 2033(14)	$2,360,277	$2,331,730
2.305%, (COF + 1.25%), with maturity at 2027(14)	91,940	91,462
2.479%, (COF + 1.40%), with maturity at 2025(14)	409,021	408,364
2.679%, (COF + 1.60%), with maturity at 2024(14)	198,090	199,290
3.21%, (COF + 2.17%), with maturity at 2023(14)	4,404	4,416
3.487%, (COF + 1.25%), with maturity at 2034(14)	898,039	927,372
3.632%, (COF + 1.25%), with maturity at 2035(14)	2,385,840	2,457,828
4.006%, (COF + 1.77%), with maturity at 2035(14)	2,621,933	2,756,413
4.575%, (1 yr. CMT + 2.15%), with maturity at 2028(14)	132,938	137,803
5.50%, with maturity at 2020	12,477	12,536
6.00%, with various maturities to 2038	40,212,749	44,649,155
6.323%, (COF + 2.00%, Floor 6.322%), with maturity at 2032(14)	890,719	951,213
6.50%, with various maturities to 2038	11,784,287	13,075,520
7.00%, with various maturities to 2035	15,351,082	17,283,962
7.50%, with various maturities to 2035	4,298,356	4,787,996
7.523%, (1 yr. CMT + 2.15%), with maturity at 2025(14)	24,701	26,124
8.00%, with various maturities to 2034	1,465,953	1,627,965
8.50%, with various maturities to 2037	2,168,771	2,500,977
9.00%, with various maturities to 2032	378,148	414,141
9.148%, with maturity at 2028	4,269	4,428
9.50%, with various maturities to 2031	173,781	188,221
9.533%, with maturity at 2027	8,392	8,858
10.50%, with maturity at 2029	39,052	45,271
11.50%, with maturity at 2031	127,632	156,662

		$95,047,707

Government National Mortgage Association:
3.125%, (1 yr. CMT + 1.50%), with maturity at 2024(14)	$177,487	$180,346
5.00%, with various maturities to 2048	158,248,468	165,655,604
6.50%, with various maturities to 2032	479,639	527,412
7.00%, with various maturities to 2031	797,096	886,434
7.50%, with various maturities to 2028	114,056	125,158
7.75%, with maturity at 2019	3,427	3,463
8.00%, with various maturities to 2023	72,779	78,316
8.30%, with maturity at 2020	478	481
8.50%, with maturity at 2021	9,182	9,408
9.00%, with maturity at 2025	31,064	33,235
9.50%, with various maturities to 2021	16,108	16,703

		$167,516,560

Total Mortgage Pass-Throughs (identified cost $303,288,583)		$306,018,676

U.S. Treasury Obligations — 2.3%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21	$1,500,000	$1,660,049
U.S. Treasury Inflation-Protected Note, 0.375%, 1/15/27(15)(16)	98,609,805	95,717,635

Total U.S. Treasury Obligations (identified cost $99,372,170)		$97,377,684

Small Business Administration Loans (Interest Only)(17) — 0.9%

Security	Principal Amount	Value
1.109%, 9/15/42	$1,720,090	$79,107
1.409%, 9/15/42	2,750,751	168,816
1.609%, 8/15/42 to 9/15/42	4,697,032	317,865
1.655%, 12/15/42 to 4/15/43	5,555,513	377,552
1.659%, 8/15/42	1,870,888	159,287
1.809%, 9/15/37	2,247,193	138,865
1.905%, 1/15/43 to 4/15/43	10,414,838	842,924
1.909%, 7/15/42 to 9/15/42	7,412,315	570,707
1.932%, 3/15/41 to 5/15/42	2,190,264	168,427
1.959%, 9/15/42	3,011,250	234,841
2.032%, 8/15/32	853,142	63,207
2.059%, 8/15/38	829,630	55,090
2.109%, 8/15/42 to 9/15/42	6,107,760	542,367
2.155%, 2/15/43 to 4/15/43	13,667,097	1,234,564
2.159%, 2/15/42 to 4/15/43	3,153,061	303,522
2.209%, 9/15/42	6,236,667	566,246
2.238%, 3/19/36	27,155,302	2,328,078
2.28%, 3/15/43	2,813,170	291,388
2.329%, 10/29/39	47,467,542	4,393,216
2.359%, 9/15/42	2,012,278	200,703
2.382%, 2/15/41 to 3/15/41	1,385,068	119,089
2.386%, 7/15/39	1,040,375	79,510
2.405%, 1/15/43 to 4/15/43	19,922,933	2,056,942
2.409%, 12/15/41 to 12/15/42	7,512,796	785,398
2.455%, 3/15/28 to 1/15/43	2,530,059	258,871
2.459%, 3/15/28 to 4/15/43	8,020,250	772,882
2.482%, 9/15/41	957,130	116,024
2.532%, 6/15/36	903,331	72,597
2.559%, 5/15/37	1,432,481	117,926
2.579%, 9/15/42	2,549,306	273,966
2.609%, 9/15/42	2,907,137	394,481
2.632%, 11/15/36	647,216	60,031
2.655%, 4/15/43	6,592,654	767,503
2.659%, 4/15/43	1,751,858	210,606
2.709%, 7/15/27 to 9/15/42	9,861,816	1,055,419
2.886%, 2/15/41	837,314	88,492
2.905%, 12/15/42 to 4/15/43	14,397,274	1,833,746
2.909%, 10/15/42 to 12/15/42	3,328,818	439,852
2.932%, 4/15/42 to 5/15/42	3,096,240	371,597
2.955%, 2/15/28 to 2/15/43	3,858,555	358,825

Security	Principal Amount	Value
2.959%, 7/15/27 to 12/15/42	$6,559,881	$739,621
2.982%, 7/15/43	1,237,638	160,137
2.985%, 2/15/29	984,979	100,348
3.032%, 4/15/41 to 1/15/42	4,201,285	474,139
3.082%, 10/15/42	2,504,609	349,526
3.155%, 1/15/43 to 4/15/43	4,889,638	790,748
3.159%, 9/15/42 to 12/15/42	4,230,665	659,157
3.205%, 3/15/28 to 3/15/43	2,247,453	289,666
3.209%, 6/15/27 to 9/15/42	7,971,967	1,031,451
3.289%, 12/15/42	3,628,048	556,898
3.405%, 4/15/43	5,787,013	873,942
3.409%, 3/15/43 to 4/15/43	3,515,170	496,813
3.455%, 3/15/28 to 3/15/43	1,551,047	216,881
3.459%, 3/15/27 to 9/15/42	4,662,975	674,008
3.532%, 4/15/37	3,254,769	366,601
3.655%, 1/15/43 to 6/15/43	8,948,694	1,494,544
3.659%, 9/15/42	804,275	126,336
3.685%, 3/15/43	1,378,255	256,788
3.705%, 2/15/28 to 4/15/28	9,207,887	1,060,264
3.709%, 3/15/42 to 10/15/42	7,517,759	1,252,446
3.782%, 5/15/27 to 9/15/42	4,252,656	599,938

Total Small Business Administration Loans (Interest Only) (identified cost $35,641,351)		$35,840,781

Total Debt Obligations – United States (identified cost $633,827,187)		$634,138,754

Common Stocks — 3.2%

Security	Shares	Value
Canada — 0.1%
Turquoise Hill Resources, Ltd.(18)	1,975,900	$3,299,753

Total Canada		$3,299,753

Cyprus — 0.1%
Bank of Cyprus Holdings PLC(18)	4,401,002	$5,665,270

Total Cyprus		$5,665,270

Iceland — 1.4%
Arion Banki HF(3)	18,250,341	$12,073,183
Eik Fasteignafelag HF(18)	57,784,005	4,155,324
Eimskipafelag Islands HF	4,274,170	7,361,250
Hagar HF	18,553,133	6,933,425
Heimavellir HF(18)	75,681,248	722,342
N1 HF(18)	3,065,400	2,947,400
Reginn HF(18)	22,125,500	4,010,527
Reitir Fasteignafelag HF	12,648,897	7,732,788
Siminn HF	282,731,364	8,880,055
Sjova-Almennar Tryggingar HF	30,332,235	3,697,379
Tryggingamidstodin HF	6,573,551	1,522,407

Total Iceland		$60,036,080

Security	Shares	Value
Mongolia — 0.0%(5)
Mongolian Mining Corp.(18)	29,824,500	$510,081

Total Mongolia		$510,081

Serbia — 0.0%(5)
Komercijalna Banka AD Beograd(18)	56,243	$1,333,524

Total Serbia		$1,333,524

Singapore — 0.3%
Yoma Strategic Holdings, Ltd.	43,974,000	$11,127,199

Total Singapore		$11,127,199

South Korea — 0.4%
Hana Financial Group, Inc.	20,100	$722,726
Hyundai Mobis Co., Ltd.	4,800	972,322
Hyundai Motor Co.	8,647	1,008,081
KB Financial Group, Inc.	19,639	843,835
KT&G Corp.	7,599	676,629
LG Household & Health Care, Ltd.	700	796,443
Naver Corp.	14,305	1,753,586
POSCO	2,597	641,074
S-Oil Corp.	5,800	546,136
Samsung Biologics Co., Ltd.(3)(18)	2,015	727,221
Samsung C&T Corp.	7,400	800,617
Samsung Electronics Co., Ltd.	58,250	2,428,682
Samsung Life Insurance Co., Ltd.	8,700	691,765
Samsung SDI Co., Ltd.	4,000	807,435
Samsung SDS Co., Ltd.	4,300	867,833
SK Hynix, Inc.	17,200	1,150,159
SK Telecom Co., Ltd.	3,700	856,581

Total South Korea		$16,291,125

Sri Lanka — 0.2%
Softlogic Life Insurance PLC(18)	25,625,000	$6,636,456

Total Sri Lanka		$6,636,456

Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC	846,990	$2,083,001
Bank for Investment and Development of Vietnam JSC(18)	468,816	641,322
Bao Viet Holdings	156,900	626,421
Binh Minh Plastics JSC	255,600	508,868
Coteccons Construction JSC	133,000	774,995
Danang Rubber JSC	68,640	64,517
Domesco Medical Import Export JSC	240,160	777,567
FPT Corp.	34,993	65,586
HA TIEN 1 Cement JSC	219,600	148,334
Hoa Phat Group JSC(18)	1,218,898	1,460,933
Hoa Sen Group	155,404	44,393
KIDO Group Corp.	373,100	322,655
Kinh Bac City Development Share Holding Corp.(18)	513,300	313,237
Masan Group Corp.(18)	954,000	3,208,303
PetroVietnam Drilling & Well Services JSC(18)	260,463	184,097
PetroVietnam Fertilizer & Chemical JSC	385,500	377,955
PetroVietnam Gas JSC	165,200	628,857
PetroVietnam Nhon Trach 2 Power JSC	882,000	1,112,016

Security	Shares		Value
PetroVietnam Technical Services Corp.		672,281	$537,338
Pha Lai Thermal Power JSC		219,100	214,283
Refrigeration Electrical Engineering Corp.		807,810	1,178,337
Saigon – Hanoi Commercial Joint Stock Bank(18)		958,301	296,335
SSI Securities Corp.		668,470	756,457
Tan Tao Investment & Industry JSC(18)		1,064,400	124,537
Viet Capital Securities JSC		448,200	701,246
Vietnam Dairy Products JSC		546,768	3,186,168
Vietnam Joint Stock Commercial Bank for Industry and Trade(18)		148,700	127,061
Vietnam Prosperity JSC Bank(18)		2,180,305	1,911,336
Vietnam Technological & Commercial Joint Stock Bank(18)		781,800	955,556
Vingroup JSC(18)		1,385,904	6,220,473

Total Vietnam			$29,552,184

Total Common Stocks (identified cost $151,046,699)			$134,451,672

Short-Term Investments — 19.6%

Foreign Government Securities — 5.5%

Security	Principal Amount (000’s omitted)		Value
Egypt — 5.0%
Egypt Treasury Bill, 0.00%, 2/5/19	EGP	250,000	$14,149,462
Egypt Treasury Bill, 0.00%, 4/2/19	EGP	68,925	3,804,863
Egypt Treasury Bill, 0.00%, 4/16/19	EGP	323,500	17,734,918
Egypt Treasury Bill, 0.00%, 4/23/19	EGP	648,500	35,249,533
Egypt Treasury Bill, 0.00%, 6/4/19	EGP	358,375	19,235,859
Egypt Treasury Bill, 0.00%, 7/23/19	EGP	647,300	33,713,786
Egypt Treasury Bill, 0.00%, 7/30/19	EGP	185,875	9,649,940
Egypt Treasury Bill, 0.00%, 8/6/19	EGP	848,125	43,889,749
Egypt Treasury Bill, 0.00%, 8/20/19	EGP	101,325	5,260,401
Egypt Treasury Bill, 0.00%, 9/3/19	EGP	567,550	29,000,585

Total Egypt			$211,689,096

Georgia — 0.5%
Bank of Georgia Promissory Note, 7.40%, 5/17/19	GEL	3,145	$1,184,125
Bank of Georgia Promissory Note, 7.40%, 5/21/19	GEL	1,840	692,753
Bank of Georgia Promissory Note, 7.40%, 5/23/19	GEL	1,870	704,034
Bank of Georgia Promissory Note, 7.40%, 5/27/19	GEL	3,120	1,174,600
Bank of Georgia Promissory Note, 7.40%, 5/28/19	GEL	1,264	476,014
Bank of Georgia Promissory Note, 7.40%, 5/30/19	GEL	2,540	956,215
Bank of Georgia Promissory Note, 7.40%, 6/3/19	GEL	2,453	923,498
Bank of Georgia Promissory Note, 7.40%, 6/18/19	GEL	1,260	474,240
Bank of Georgia Promissory Note, 7.40%, 6/24/19	GEL	1,150	432,806
Bank of Georgia Promissory Note, 7.40%, 6/26/19	GEL	2,070	779,030
Bank of Georgia Promissory Note, 7.40%, 7/1/19	GEL	2,750	1,034,875
Bank of Georgia Promissory Note, 7.40%, 7/2/19	GEL	2,310	869,284
Bank of Georgia Promissory Note, 7.59%, 6/4/19	GEL	2,755	1,037,722
Bank of Georgia Promissory Note, 7.59%, 6/6/19	GEL	4,614	1,737,926
Bank of Georgia Promissory Note, 7.59%, 6/10/19	GEL	1,497	563,964
Bank of Georgia Promissory Note, 7.59%, 6/14/19	GEL	2,202	829,219
Bank of Georgia Promissory Note, 7.59%, 6/19/19	GEL	977	367,968

Security	Principal Amount (000’s omitted)		Value
Bank of Georgia Promissory Note, 7.59%, 6/21/19	GEL	1,940	$730,651
Bank of Georgia Promissory Note, 7.59%, 6/25/19	GEL	1,860	700,499
Georgia Treasury Bill, 0.00%, 5/16/19	GEL	4,000	1,477,740
Georgia Treasury Bill, 0.00%, 6/13/19	GEL	4,220	1,548,684
Georgia Treasury Bill, 0.00%, 7/18/19	GEL	4,585	1,678,319

Total Georgia			$20,374,166

Total Foreign Government Securities (identified cost $229,625,592)			$232,063,262

U.S. Treasury Obligations — 9.5%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/7/19(15)		$99,900	$99,861,372
U.S. Treasury Bill, 0.00%, 2/14/19(15)		39,000	38,967,045
U.S. Treasury Bill, 0.00%, 2/26/19(15)		60,000	59,902,500
U.S. Treasury Bill, 0.00%, 3/5/19		99,900	99,693,096
U.S. Treasury Bill, 0.00%, 3/14/19		99,900	99,638,318

Total U.S. Treasury Obligations (identified cost $398,062,330)			$398,062,331

Other — 4.6%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(19)		190,481,951	$190,481,951

Total Other (identified cost $190,463,883)			$190,481,951

Total Short-Term Investments (identified cost $818,151,805)			$820,607,544

Total Purchased Options and Swaptions — 0.5% (identified cost $22,025,917)			$21,109,691

Total Investments — 94.5% (identified cost $3,988,785,028)			$3,948,713,075

Other Assets, Less Liabilities — 5.5%			$230,264,993

Net Assets — 100.0%			$4,178,978,068

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $1,133,208,900 or 27.1% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2019.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $88,688,511 or 2.1% of the Portfolio’s net assets.

(4)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Amount is less than 0.05%.

(6)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(8)	This Senior Loan will settle after January 31, 2019, at which time the interest rate will be determined.

(9)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(10)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution in addition to the market risk of the underlying security.

(11)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(12)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2019.

(13)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2019.

(14)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2019.

(15)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(16)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(17)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(18)	Non-income producing security.

(19)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $1,473,250.

Purchased Currency Options — 0.1%

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call GBP/Put USD	Goldman Sachs International	GBP	64,960,000	USD	1.31	7/22/19	$3,098,011
Call SEK/Put EUR	BNP Paribas	EUR	24,630,000	SEK	9.96	4/15/19	20,382
Call SEK/Put EUR	BNP Paribas	EUR	16,015,000	SEK	9.96	4/15/19	13,253
Call SEK/Put EUR	Citibank, N.A.	EUR	36,940,000	SEK	9.58	4/12/19	9,133

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call SEK/Put EUR	Citibank, N.A.	EUR	24,630,000	SEK	9.96	4/12/19	$18,944
Call SEK/Put EUR	Citibank, N.A.	EUR	12,310,000	SEK	9.96	4/12/19	9,469
Call SEK/Put EUR	Citibank, N.A.	EUR	12,310,000	SEK	9.96	4/12/19	9,469
Call SEK/Put EUR	Deutsche Bank AG	EUR	32,020,000	SEK	9.56	4/23/19	8,906
Call SEK/Put EUR	Deutsche Bank AG	EUR	26,130,000	SEK	9.56	4/23/19	7,268

Total							$3,194,835

Purchased Interest Rate Swaptions — 0.4%

Description	Counterparty	Notional Amount	Expiration Date	Value
Option to enter into interest rate swap expiring 7/3/38 to pay 3-month USD-LIBOR Rate and receive 3.00%	Bank of America, N.A.	$71,648,000	6/29/28	$4,160,020
Option to enter into interest rate swap expiring 7/3/38 to receive 3-month USD-LIBOR Rate and pay 3.00%	Bank of America, N.A.	71,648,000	6/29/28	4,048,537
Option to enter into interest rate swap expiring 7/6/38 to pay 3-month USD-LIBOR Rate and receive 3.01%	Morgan Stanley & Co. International PLC	28,963,000	7/3/28	1,691,849
Option to enter into interest rate swap expiring 7/6/38 to receive 3-month USD-LIBOR Rate and pay 3.01%	Morgan Stanley & Co. International PLC	28,963,000	7/3/28	1,627,314
Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.98%	Morgan Stanley & Co. International PLC	28,963,000	7/5/28	1,663,051
Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.98%	Morgan Stanley & Co. International PLC	28,963,000	7/5/28	1,656,708
Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.99%	Goldman Sachs International	26,762,000	7/5/28	1,546,120
Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.99%	Goldman Sachs International	26,762,000	7/5/28	1,521,257

Total				$17,914,856

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	11,772,344	USD	8,723,041	HSBC Bank USA, N.A.	2/1/19	$236,466	$—
CAD	9,949,039	USD	7,400,943	HSBC Bank USA, N.A.	2/1/19	170,913	—
EUR	2,174,904	RON	10,500,000	BNP Paribas	2/1/19	—	(48,217)
EUR	10,942,579	RON	52,921,594	BNP Paribas	2/1/19	—	(265,074)
EUR	23,011,113	RON	111,299,000	Citibank, N.A.	2/1/19	—	(559,926)
EUR	4,687,816	RON	22,682,000	Deutsche Bank AG	2/1/19	—	(116,051)
EUR	16,864,210	USD	19,125,869	Standard Chartered Bank	2/1/19	176,898	—
EUR	25,320,210	USD	28,929,606	Standard Chartered Bank	2/1/19	51,895	—
EUR	12,075,064	USD	13,796,365	Standard Chartered Bank	2/1/19	24,748	—
EUR	7,703,664	USD	8,799,125	Standard Chartered Bank	2/1/19	18,485	—
EUR	1,768,291	USD	2,011,502	Standard Chartered Bank	2/1/19	12,483	—
EUR	2,070,000	USD	2,362,284	Standard Chartered Bank	2/1/19	7,037	—
EUR	980,000	USD	1,114,789	Standard Chartered Bank	2/1/19	6,918	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,768,291	USD	2,020,361	Standard Chartered Bank	2/1/19	$3,624	$—
EUR	2,646,000	USD	3,038,666	Standard Chartered Bank	2/1/19	—	(10,056)
EUR	4,371,400	USD	5,029,536	Standard Chartered Bank	2/1/19	—	(26,034)
EUR	2,760,000	USD	3,275,124	Standard Chartered Bank	2/1/19	—	(116,028)
GBP	32,460,000	USD	42,399,252	Citibank, N.A.	2/1/19	175,260	—
NZD	31,226,000	USD	21,308,622	Citibank, N.A.	2/1/19	274,793	—
NZD	15,138,000	USD	10,330,171	Citibank, N.A.	2/1/19	133,216	—
RON	68,802,000	EUR	14,470,314	BNP Paribas	2/1/19	65,163	—
RON	32,205,594	EUR	6,778,127	Citibank, N.A.	2/1/19	25,118	—
RON	5,029,000	EUR	1,076,708	Citibank, N.A.	2/1/19	—	(17,005)
RON	8,521,000	EUR	1,823,509	Citibank, N.A.	2/1/19	—	(27,856)
RON	29,148,000	EUR	6,202,054	Citibank, N.A.	2/1/19	—	(54,461)
RON	53,697,000	EUR	11,295,120	The Toronto-Dominion Bank	2/1/19	48,954	—
USD	16,571,190	CAD	21,721,384	HSBC Bank USA, N.A.	2/1/19	39,828	—
USD	29,931,527	EUR	25,320,210	Standard Chartered Bank	2/1/19	950,026	—
USD	14,274,175	EUR	12,075,064	Standard Chartered Bank	2/1/19	453,062	—
USD	168,123	EUR	146,398	Standard Chartered Bank	2/1/19	556	—
USD	1,119,699	EUR	980,000	Standard Chartered Bank	2/1/19	—	(2,009)
USD	2,020,361	EUR	1,768,291	Standard Chartered Bank	2/1/19	—	(3,624)
USD	2,365,079	EUR	2,070,000	Standard Chartered Bank	2/1/19	—	(4,243)
USD	2,019,742	EUR	1,768,291	Standard Chartered Bank	2/1/19	—	(4,243)
USD	3,023,187	EUR	2,646,000	Standard Chartered Bank	2/1/19	—	(5,423)
USD	3,153,438	EUR	2,760,000	Standard Chartered Bank	2/1/19	—	(5,657)
USD	4,994,543	EUR	4,371,400	Standard Chartered Bank	2/1/19	—	(8,959)
USD	8,801,822	EUR	7,703,664	Standard Chartered Bank	2/1/19	—	(15,789)
USD	19,268,203	EUR	16,864,210	Standard Chartered Bank	2/1/19	—	(34,564)
USD	138,551	GBP	106,000	Standard Chartered Bank	2/1/19	—	(478)
USD	42,300,368	GBP	32,354,000	Standard Chartered Bank	2/1/19	—	(135,114)
USD	9,960,259	NZD	15,138,000	HSBC Bank USA, N.A.	2/1/19	—	(503,128)
USD	20,545,584	NZD	31,226,000	HSBC Bank USA, N.A.	2/1/19	—	(1,037,831)
AUD	9,650,000	USD	6,842,815	Australia and New Zealand Banking Group Limited	2/4/19	171,770	—
BRL	155,655,234	USD	41,926,303	Standard Chartered Bank	2/4/19	751,706	—
BRL	106,353,000	USD	29,122,648	Standard Chartered Bank	2/4/19	37,529	—
BRL	49,302,234	USD	13,500,434	UBS AG	2/4/19	17,397	—
COP	6,968,851,000	USD	2,203,241	Bank of America, N.A.	2/4/19	41,156	—
COP	3,304,465,000	USD	1,045,948	Bank of America, N.A.	2/4/19	18,292	—
COP	39,273,353,000	USD	12,480,013	JPMorgan Chase Bank, N.A.	2/4/19	168,410	—
COP	88,602,588,000	USD	28,437,458	Standard Chartered Bank	2/4/19	97,997	—
COP	39,606,056,000	USD	12,699,540	Standard Chartered Bank	2/4/19	56,033	—
COP	550,137,000	USD	176,569	Standard Chartered Bank	2/4/19	608	—
NZD	4,776,000	USD	3,306,425	Citibank, N.A.	2/4/19	—	(5,253)
NZD	9,854,000	USD	6,821,924	Citibank, N.A.	2/4/19	—	(10,838)
USD	7,020,375	AUD	9,650,000	Citibank, N.A.	2/4/19	5,790	—
USD	42,623,082	BRL	155,655,234	Standard Chartered Bank	2/4/19	—	(54,927)
USD	28,639,558	BRL	106,353,000	Standard Chartered Bank	2/4/19	—	(520,619)
USD	13,253,289	BRL	49,302,234	UBS AG	2/4/19	—	(264,543)
USD	1,060,585	COP	3,304,465,000	Bank of America, N.A.	2/4/19	—	(3,655)
USD	2,236,689	COP	6,968,851,000	Bank of America, N.A.	2/4/19	—	(7,708)
USD	12,604,985	COP	39,273,353,000	JPMorgan Chase Bank, N.A.	2/4/19	—	(43,437)
USD	172,027	COP	550,137,000	Standard Chartered Bank	2/4/19	—	(5,151)
USD	12,711,768	COP	39,606,056,000	Standard Chartered Bank	2/4/19	—	(43,805)
USD	27,288,280	COP	88,602,588,000	Standard Chartered Bank	2/4/19	—	(1,247,175)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	19,878	EUR	17,356	Standard Chartered Bank	2/4/19	$12	$—
USD	500,167	EUR	437,247	UBS AG	2/4/19	—	(306)
USD	3,121,140	NZD	4,776,000	Australia and New Zealand Banking Group Limited	2/4/19	—	(180,032)
USD	6,439,638	NZD	9,854,000	Australia and New Zealand Banking Group Limited	2/4/19	—	(371,448)
EUR	1,732,180	RSD	205,731,000	Citibank, N.A.	2/5/19	—	(5,687)
EUR	3,170,957	RSD	376,326,000	Citibank, N.A.	2/5/19	—	(7,622)
EUR	9,992,005	RSD	1,187,250,000	Citibank, N.A.	2/5/19	—	(37,634)
RSD	1,769,307,000	EUR	14,956,103	Citibank, N.A.	2/5/19	—	(18,841)
COP	26,888,610,000	USD	8,445,260	UBS AG	2/6/19	213,769	—
EUR	437,247	USD	500,293	UBS AG	2/7/19	305	—
USD	13,263,717	EUR	11,363,900	UBS AG	2/7/19	253,340	—
USD	653,776	EUR	560,133	UBS AG	2/7/19	12,487	—
USD	510,346	EUR	437,247	UBS AG	2/7/19	9,748	—
USD	120,360	EUR	103,121	UBS AG	2/7/19	2,299	—
USD	10,213,633	EUR	9,005,619	UBS AG	2/7/19	—	(96,780)
USD	7,046,706	ZAR	101,454,000	Barclays Bank PLC	2/7/19	—	(599,686)
TRY	221,220,000	USD	41,693,995	Standard Chartered Bank	2/8/19	951,317	—
TRY	16,855,000	USD	3,096,752	Standard Chartered Bank	2/8/19	152,443	—
USD	223,023	COP	713,416,000	Standard Chartered Bank	2/8/19	—	(6,701)
USD	35,474,763	COP	115,326,273,000	Standard Chartered Bank	2/8/19	—	(1,660,930)
AUD	16,608,561	USD	12,128,069	Australia and New Zealand Banking Group Limited	2/11/19	—	(54,143)
EUR	2,222,326	RSD	263,879,000	Citibank, N.A.	2/11/19	—	(5,354)
ILS	229,130,000	USD	62,958,180	JPMorgan Chase Bank, N.A.	2/11/19	96,503	—
TRY	41,044,000	USD	7,722,538	Goldman Sachs International	2/11/19	176,329	—
TRY	18,406,000	USD	3,326,376	Standard Chartered Bank	2/11/19	215,836	—
UGX	2,576,770,000	USD	629,248	Citibank, N.A.	2/11/19	72,270	—
USD	2,202,545	COP	6,968,851,000	Bank of America, N.A.	2/11/19	—	(41,173)
USD	31,573,259	COP	101,204,649,000	Standard Chartered Bank	2/11/19	—	(1,010,967)
USD	5,294,737	ILS	19,617,000	JPMorgan Chase Bank, N.A.	2/11/19	—	(103,700)
USD	56,147,126	ILS	209,513,000	JPMorgan Chase Bank, N.A.	2/11/19	—	(1,509,121)
USD	13,586,200	NZD	20,000,000	Australia and New Zealand Banking Group Limited	2/11/19	—	(240,202)
SEK	94,654,000	EUR	9,220,099	Citibank, N.A.	2/12/19	—	(92,902)
USD	3,751,567	ZAR	51,760,000	Citibank, N.A.	2/12/19	—	(147,282)
CZK	45,728,000	EUR	1,765,850	Citibank, N.A.	2/13/19	9,753	—
USD	20,505,088	NZD	30,173,000	HSBC Bank USA, N.A.	2/13/19	—	(355,062)
USD	4,764,054	ZAR	68,680,400	Goldman Sachs International	2/13/19	—	(408,736)
COP	67,110,228,770	USD	20,560,543	UBS AG	2/14/19	1,043,843	—
EUR	808,310	RON	3,900,500	Deutsche Bank AG	2/14/19	—	(16,326)
EUR	1,346,600	RON	6,496,000	Deutsche Bank AG	2/14/19	—	(26,710)
EUR	1,078,112	RON	5,202,000	Standard Chartered Bank	2/14/19	—	(21,671)
EUR	1,207,993	USD	1,382,005	Deutsche Bank AG	2/14/19	1,823	—
EUR	5,559,680	USD	6,369,614	Deutsche Bank AG	2/14/19	—	(672)
EUR	3,363,823	USD	3,868,581	Deutsche Bank AG	2/14/19	—	(15,123)
NOK	57,763,000	EUR	5,929,458	The Toronto-Dominion Bank	2/14/19	59,588	—
OMR	3,857,700	USD	10,000,000	BNP Paribas	2/14/19	18,810	—
OMR	3,662,300	USD	9,496,927	BNP Paribas	2/14/19	14,411	—
UGX	3,610,435,000	USD	929,806	Standard Chartered Bank	2/14/19	52,367	—
USD	26,867,859	EUR	22,943,000	Deutsche Bank AG	2/14/19	585,296	—
USD	25,386,390	EUR	21,779,675	Deutsche Bank AG	2/14/19	436,484	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	23,619,071	OMR	9,685,000	BNP Paribas	2/14/19	$—	$(1,533,787)
UGX	3,647,801,000	USD	931,750	Standard Chartered Bank	2/15/19	60,333	—
ARS	285,000,000	USD	7,370,054	BNP Paribas	2/19/19	149,876	—
EUR	8,366,162	RON	40,350,000	JPMorgan Chase Bank, N.A.	2/19/19	—	(158,661)
EUR	1,899,705	RSD	225,628,000	JPMorgan Chase Bank, N.A.	2/19/19	—	(3,636)
EUR	2,579,490	RSD	306,366,000	JPMorgan Chase Bank, N.A.	2/19/19	—	(4,937)
SEK	98,598,000	EUR	9,604,279	Citibank, N.A.	2/19/19	—	(97,251)
TRY	58,188,000	USD	10,480,548	Standard Chartered Bank	2/19/19	667,608	—
USD	10,292,056	ARS	394,288,662	BNP Paribas	2/19/19	—	(111,535)
USD	13,897,703	ARS	532,421,000	BNP Paribas	2/19/19	—	(150,609)
USD	7,092,875	ZAR	97,676,500	Citibank, N.A.	2/19/19	—	(258,719)
AUD	20,552,614	USD	15,035,573	Australia and New Zealand Banking Group Limited	2/20/19	—	(92,325)
EUR	10,788,808	RON	52,056,000	BNP Paribas	2/20/19	—	(208,460)
EUR	7,548,995	RON	36,439,000	Deutsche Bank AG	2/20/19	—	(149,508)
USD	7,673,395	NZD	11,191,498	Australia and New Zealand Banking Group Limited	2/20/19	—	(65,096)
USD	10,602,129	NZD	15,463,000	Australia and New Zealand Banking Group Limited	2/20/19	—	(89,941)
EUR	5,291,500	USD	6,016,515	Goldman Sachs International	2/21/19	48,789	—
EUR	28,147,100	USD	32,218,859	Goldman Sachs International	2/21/19	44,341	—
EUR	8,684,032	USD	9,929,957	Goldman Sachs International	2/21/19	23,988	—
EUR	3,395,190	USD	3,880,498	Goldman Sachs International	2/21/19	11,188	—
EUR	725,959	USD	821,626	Goldman Sachs International	2/21/19	10,494	—
EUR	1,037,893	USD	1,184,849	Goldman Sachs International	2/21/19	4,821	—
EUR	821,289	USD	939,391	Goldman Sachs International	2/21/19	2,000	—
EUR	484,691	USD	554,383	Goldman Sachs International	2/21/19	1,188	—
EUR	312,246	USD	357,465	Goldman Sachs International	2/21/19	442	—
EUR	148,076	USD	169,549	Goldman Sachs International	2/21/19	181	—
EUR	139,090	USD	159,995	Goldman Sachs International	2/21/19	—	(565)
EUR	496,386	USD	571,663	Goldman Sachs International	2/21/19	—	(2,688)
EUR	2,108,784	USD	2,420,230	Goldman Sachs International	2/21/19	—	(3,068)
EUR	1,852,000	USD	2,131,559	Goldman Sachs International	2/21/19	—	(8,732)
EUR	3,700,000	USD	4,258,515	Goldman Sachs International	2/21/19	—	(17,444)
EUR	6,589,000	USD	7,724,746	Goldman Sachs International	2/21/19	—	(172,201)
USD	79,675,833	EUR	67,961,338	Goldman Sachs International	2/21/19	1,776,148	—
USD	43,182,830	EUR	36,833,790	Goldman Sachs International	2/21/19	962,639	—
USD	6,133,508	EUR	5,231,717	Goldman Sachs International	2/21/19	136,729	—
USD	56,260	EUR	47,989	Goldman Sachs International	2/21/19	1,254	—
USD	2,800,056	EUR	2,446,500	Goldman Sachs International	2/21/19	—	(4,209)
USD	2,781,053	EUR	2,432,111	Goldman Sachs International	2/21/19	—	(6,718)
USD	10,048,852	EUR	8,875,000	Goldman Sachs International	2/21/19	—	(123,987)
EUR	7,553,599	RON	36,465,000	Citibank, N.A.	2/22/19	—	(148,609)
EUR	2,722,112	RON	13,043,000	Deutsche Bank AG	2/22/19	—	(29,885)
EUR	6,741,795	RON	32,559,500	Deutsche Bank AG	2/22/19	—	(135,895)
EUR	2,890,713	USD	3,296,468	Deutsche Bank AG	2/22/19	17,249	—
EUR	2,461,347	USD	2,815,304	Deutsche Bank AG	2/22/19	6,217	—
EUR	4,435,552	USD	5,083,187	Deutsche Bank AG	2/22/19	1,428	—
USD	251,078	EUR	220,043	Deutsche Bank AG	2/22/19	—	(1,164)
USD	3,063,692	EUR	2,685,000	Deutsche Bank AG	2/22/19	—	(14,209)
USD	8,523,843	EUR	7,470,240	Deutsche Bank AG	2/22/19	—	(39,532)
USD	12,173,417	EUR	10,668,703	Deutsche Bank AG	2/22/19	—	(56,459)
USD	78,585,650	EUR	68,871,950	Deutsche Bank AG	2/22/19	—	(364,469)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,982,658	ZAR	138,396,000	Credit Agricole Corporate and Investment Bank	2/22/19	$—	$(430,074)
EUR	1,899,705	RSD	225,761,000	JPMorgan Chase Bank, N.A.	2/25/19	—	(3,802)
GBP	32,460,000	USD	42,010,219	Citibank, N.A.	2/25/19	610,051	—
UGX	7,669,473,000	USD	2,058,643	Citibank, N.A.	2/25/19	21,861	—
USD	42,450,539	GBP	32,460,000	Citibank, N.A.	2/25/19	—	(169,731)
USD	116,207	NZD	171,000	Citibank, N.A.	2/25/19	—	(2,046)
USD	5,603,775	NZD	8,246,000	Citibank, N.A.	2/25/19	—	(98,664)
USD	7,902,765	MYR	33,160,000	Goldman Sachs International	2/26/19	—	(214,490)
USD	11,492,733	MYR	48,235,000	UBS AG	2/26/19	—	(314,739)
CNH	211,200,000	USD	30,741,016	Goldman Sachs International	2/28/19	752,755	—
CNH	61,380,000	USD	8,951,828	Goldman Sachs International	2/28/19	201,049	—
COP	69,967,700,000	USD	21,523,887	UBS AG	2/28/19	987,391	—
EUR	4,018,417	PLN	17,250,000	Citibank, N.A.	2/28/19	—	(28,678)
HUF	445,700,000	EUR	1,399,695	Goldman Sachs International	2/28/19	12,265	—
JPY	1,416,650,000	USD	12,587,130	Goldman Sachs International	2/28/19	442,801	—
THB	461,595,000	USD	14,004,703	Goldman Sachs International	2/28/19	778,141	—
THB	682,045,000	USD	20,710,078	Standard Chartered Bank	2/28/19	1,132,803	—
UGX	3,654,323,000	USD	931,750	Standard Chartered Bank	2/28/19	58,800	—
USD	39,089,097	CNH	272,580,000	Goldman Sachs International	2/28/19	—	(1,557,551)
USD	94,651,339	EUR	80,409,935	JPMorgan Chase Bank, N.A.	2/28/19	2,428,193	—
USD	10,031,840	KRW	11,293,845,000	Deutsche Bank AG	2/28/19	—	(126,437)
USD	11,991,078	KRW	13,500,755,000	Goldman Sachs International	2/28/19	—	(152,209)
USD	5,942,482	KRW	6,690,640,000	Standard Chartered Bank	2/28/19	—	(75,431)
USD	9,598,831	KRW	10,800,605,000	Standard Chartered Bank	2/28/19	—	(115,799)
USD	11,117,341	KRW	12,520,905,000	UBS AG	2/28/19	—	(144,618)
USD	2,610,328	NZD	3,801,508	Australia and New Zealand Banking Group Limited	2/28/19	—	(18,746)
USD	4,485,261	NZD	6,532,035	Australia and New Zealand Banking Group Limited	2/28/19	—	(32,211)
USD	8,943,872	ZAR	122,155,400	BNP Paribas	2/28/19	—	(240,586)
AUD	9,065,179	USD	6,644,459	Australia and New Zealand Banking Group Limited	3/4/19	—	(52,170)
ILS	224,630,000	USD	60,953,802	Goldman Sachs International	3/4/19	943,940	—
USD	59,921,307	ILS	224,630,000	Goldman Sachs International	3/4/19	—	(1,976,435)
USD	6,645,593	NZD	9,673,000	Australia and New Zealand Banking Group Limited	3/4/19	—	(44,739)
USD	32,530,695	PHP	1,709,488,000	Deutsche Bank AG	3/4/19	—	(199,307)
COP	3,931,241,000	USD	1,223,923	BNP Paribas	3/5/19	40,651	—
USD	8,257,810	SGD	11,272,943	Deutsche Bank AG	3/5/19	—	(121,504)
BRL	106,353,000	USD	28,582,985	Standard Chartered Bank	3/6/19	530,495	—
BRL	49,302,234	USD	13,227,332	UBS AG	3/6/19	268,852	—
COP	26,888,609,000	USD	8,430,352	Credit Agricole Corporate and Investment Bank	3/6/19	218,663	—
NZD	1,600,000	USD	1,084,848	Australia and New Zealand Banking Group Limited	3/6/19	21,835	—
USD	10,261,014	NZD	14,770,000	Australia and New Zealand Banking Group Limited	3/6/19	44,952	—
EUR	146,398	USD	168,607	Standard Chartered Bank	3/7/19	—	(599)
USD	31,577,493	EUR	26,408,438	Standard Chartered Bank	3/7/19	1,270,972	—
USD	4,304,646	EUR	3,600,000	Standard Chartered Bank	3/7/19	173,259	—
USD	987,106	EUR	863,443	Standard Chartered Bank	3/7/19	—	(3,788)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	24,139,230	USD	17,424,903	Australia and New Zealand Banking Group Limited	3/11/19	$131,022	$—
THB	781,729,902	USD	23,895,152	Deutsche Bank AG	3/11/19	1,147,348	—
THB	128,608,259	USD	3,926,250	JPMorgan Chase Bank, N.A.	3/11/19	193,679	—
THB	89,661,839	USD	2,736,763	Standard Chartered Bank	3/11/19	135,529	—
USD	17,425,984	NZD	25,320,000	Australia and New Zealand Banking Group Limited	3/11/19	—	(88,941)
USD	25,006,174	OMR	10,125,000	Standard Chartered Bank	3/11/19	—	(1,279,423)
USD	24,996,914	OMR	10,125,000	Standard Chartered Bank	3/11/19	—	(1,288,683)
USD	23,895,152	THB	781,729,902	Deutsche Bank AG	3/11/19	—	(1,147,348)
USD	3,926,250	THB	128,608,259	JPMorgan Chase Bank, N.A.	3/11/19	—	(193,679)
USD	21,771,410	THB	713,274,945	Standard Chartered Bank	3/11/19	—	(1,078,154)
AUD	47,176,000	USD	34,057,723	Standard Chartered Bank	3/12/19	252,789	—
EGP	69,370,000	USD	3,626,242	HSBC Bank USA, N.A.	3/12/19	251,649	—
USD	35,127,815	NZD	50,954,000	Standard Chartered Bank	3/12/19	—	(119,914)
COP	41,318,127,000	USD	12,924,840	Credit Agricole Corporate and Investment Bank	3/13/19	362,095	—
COP	42,051,763,000	USD	13,188,572	Goldman Sachs International	3/13/19	334,282	—
USD	152,304,239	EUR	129,747,616	Standard Chartered Bank	3/14/19	3,311,594	—
USD	15,886,864	KRW	17,851,275,000	JPMorgan Chase Bank, N.A.	3/14/19	—	(177,140)
USD	13,905,566	KRW	15,631,525,000	Standard Chartered Bank	3/14/19	—	(160,929)
AUD	31,086,136	USD	22,416,928	Australia and New Zealand Banking Group Limited	3/15/19	192,530	—
USD	4,132,716	NZD	6,000,000	Australia and New Zealand Banking Group Limited	3/15/19	—	(18,057)
USD	17,756,214	NZD	25,779,000	Australia and New Zealand Banking Group Limited	3/15/19	—	(77,583)
EGP	7,704,000	USD	407,403	Deutsche Bank AG	3/18/19	22,518	—
TRY	96,546,000	USD	17,415,225	Standard Chartered Bank	3/18/19	808,758	—
USD	15,240,365	KZT	5,821,819,426	Goldman Sachs International	3/18/19	20,846	—
USD	942,302	KZT	360,430,574	Goldman Sachs International	3/18/19	57	—
USD	7,166,593	NZD	10,409,085	Deutsche Bank AG	3/18/19	—	(34,779)
USD	23,507,962	NZD	34,144,033	Deutsche Bank AG	3/18/19	—	(114,083)
COP	18,000,504,000	USD	5,610,780	UBS AG	3/20/19	176,236	—
USD	1,437,930	COP	4,546,921,000	Citibank, N.A.	3/20/19	—	(23,868)
USD	479,102	NZD	699,000	The Toronto-Dominion Bank	3/20/19	—	(4,510)
USD	25,225,144	NZD	36,803,000	The Toronto-Dominion Bank	3/20/19	—	(237,441)
USD	84,101,181	EUR	72,337,013	JPMorgan Chase Bank, N.A.	3/21/19	982,575	—
USD	6,851,747	EUR	5,893,317	JPMorgan Chase Bank, N.A.	3/21/19	80,051	—
EUR	17,994,452	RON	84,975,200	Citibank, N.A.	3/22/19	166,818	—
EGP	51,853,000	USD	2,772,888	Bank of America, N.A.	3/25/19	114,944	—
EGP	51,826,000	USD	2,772,927	Bank of America, N.A.	3/25/19	113,401	—
EUR	1,521,687	RSD	181,309,000	Citibank, N.A.	3/25/19	—	(3,057)
NZD	8,543,000	USD	5,794,162	HSBC Bank USA, N.A.	3/25/19	116,978	—
USD	5,884,248	NZD	8,543,000	HSBC Bank USA, N.A.	3/25/19	—	(26,892)
USD	22,931,722	OMR	9,138,750	Standard Chartered Bank	3/27/19	—	(786,153)
USD	84,596,670	EUR	73,809,101	Standard Chartered Bank	3/28/19	—	(266,649)
NZD	1,861,488	USD	1,280,051	BNP Paribas	3/29/19	8,064	—
USD	382,250	NZD	557,524	BNP Paribas	3/29/19	—	(3,546)
USD	20,119,531	NZD	29,345,017	BNP Paribas	3/29/19	—	(186,656)
EUR	6,733,065	RON	32,205,594	Citibank, N.A.	4/1/19	—	(27,986)
CNH	81,309,000	USD	11,856,253	Goldman Sachs International	4/3/19	268,657	—
THB	408,010,000	USD	12,531,020	Goldman Sachs International	4/3/19	547,549	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
THB	613,980,000	USD	18,859,776	Standard Chartered Bank	4/3/19	$821,065	$—
USD	11,778,109	CNH	81,309,000	Goldman Sachs International	4/3/19	—	(346,801)
EUR	23,203,710	USD	26,662,919	Goldman Sachs International	4/4/19	32,707	—
EUR	467,071	USD	536,701	Goldman Sachs International	4/4/19	658	—
USD	5,329,433	EUR	4,638,000	Goldman Sachs International	4/4/19	—	(6,538)
USD	26,662,919	EUR	23,203,710	Goldman Sachs International	4/4/19	—	(32,707)
USD	69,230,921	EUR	60,249,000	Goldman Sachs International	4/4/19	—	(84,924)
USD	6,795,101	EUR	5,904,830	Standard Chartered Bank	4/4/19	1,656	—
USD	6,686,520	MYR	27,505,000	Goldman Sachs International	4/4/19	—	(55,621)
USD	9,030,625	OMR	3,568,000	BNP Paribas	4/8/19	—	(227,469)
AUD	25,684,000	USD	18,347,751	Australia and New Zealand Banking Group Limited	4/9/19	338,860	—
USD	5,472,795	NZD	8,084,967	Australia and New Zealand Banking Group Limited	4/9/19	—	(122,955)
USD	13,538,200	NZD	20,000,000	Australia and New Zealand Banking Group Limited	4/9/19	—	(304,158)
EUR	1,900,000	USD	2,192,828	Goldman Sachs International	4/11/19	—	(5,608)
EUR	6,462,000	USD	7,457,923	Goldman Sachs International	4/11/19	—	(19,073)
EUR	49,033,000	USD	56,589,966	Goldman Sachs International	4/11/19	—	(144,724)
NOK	240,632,000	EUR	24,553,509	State Street Bank and Trust Company	4/11/19	350,586	—
SEK	244,385,000	EUR	23,897,088	State Street Bank and Trust Company	4/11/19	—	(356,898)
UGX	1,574,165,000	USD	400,857	Standard Chartered Bank	4/11/19	22,657	—
USD	106,959,961	EUR	93,474,000	Standard Chartered Bank	4/11/19	—	(644,357)
SEK	167,262,000	EUR	16,337,969	Morgan Stanley & Co. International PLC	4/15/19	—	(224,459)
SEK	46,177,000	EUR	4,505,356	State Street Bank and Trust Company	4/15/19	—	(56,022)
UGX	4,108,992,000	USD	1,087,035	Citibank, N.A.	4/15/19	17,570	—
USD	5,378,689	KRW	6,012,030,000	JPMorgan Chase Bank, N.A.	4/15/19	—	(36,898)
USD	5,888,729	KRW	6,582,126,551	JPMorgan Chase Bank, N.A.	4/15/19	—	(40,397)
USD	7,787,057	KRW	8,699,700,000	JPMorgan Chase Bank, N.A.	4/15/19	—	(49,561)
USD	8,525,331	KRW	9,524,500,000	JPMorgan Chase Bank, N.A.	4/15/19	—	(54,260)
EGP	62,751,800	USD	3,304,466	HSBC Bank USA, N.A.	4/16/19	169,481	—
EUR	113,373	USD	131,092	Citibank, N.A.	4/16/19	—	(526)
MAD	97,450,000	USD	10,204,188	Societe Generale	4/16/19	—	(34,701)
SEK	98,598,000	EUR	9,610,554	The Toronto-Dominion Bank	4/16/19	—	(108,911)
USD	207,573	EUR	179,516	Citibank, N.A.	4/16/19	832	—
USD	81,500	EUR	70,484	Citibank, N.A.	4/16/19	327	—
USD	49,593	EUR	42,889	Citibank, N.A.	4/16/19	199	—
USD	1,402,982	EUR	1,222,222	Goldman Sachs International	4/16/19	—	(4,595)
EGP	79,595,000	USD	4,191,417	Citibank, N.A.	4/17/19	213,828	—
EGP	26,265,000	USD	1,390,418	Citibank, N.A.	4/18/19	62,861	—
EGP	60,700,000	USD	3,316,034	HSBC Bank USA, N.A.	4/18/19	42,581	—
EUR	2,963,590	USD	3,407,299	Citibank, N.A.	4/18/19	6,307	—
UGX	3,849,800,000	USD	1,022,523	Citibank, N.A.	4/18/19	11,787	—
COP	18,191,312,000	USD	5,788,158	Credit Agricole Corporate and Investment Bank	4/22/19	52,550	—
EGP	25,020,000	USD	1,325,282	Citibank, N.A.	4/22/19	57,675	—
EGP	17,959,200	USD	952,743	Citibank, N.A.	4/23/19	39,678	—
EGP	48,993,000	USD	2,600,478	Standard Chartered Bank	4/23/19	106,862	—
NOK	197,130,000	EUR	20,146,863	State Street Bank and Trust Company	4/23/19	237,717	—
TWD	386,780,000	USD	13,360,276	Goldman Sachs International	4/24/19	—	(700,452)
USD	9,031,150	OMR	3,567,756	Standard Chartered Bank	4/24/19	—	(224,149)
USD	13,720,468	TWD	386,780,000	JPMorgan Chase Bank, N.A.	4/24/19	1,060,644	—
EUR	1,244,354	RON	5,951,000	Goldman Sachs International	4/25/19	—	(1,278)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UGX	3,915,920,000	USD	997,356	Citibank, N.A.	4/25/19	$53,255	$—
NOK	141,528,000	EUR	14,528,030	Barclays Bank PLC	4/29/19	92,707	—
SEK	219,131,000	EUR	21,240,313	State Street Bank and Trust Company	4/29/19	—	(107,281)
AUD	1,377,510	USD	988,370	Citibank, N.A.	4/30/19	14,129	—
EUR	1,159,199	RON	5,579,000	Citibank, N.A.	4/30/19	—	(8,986)
EUR	10,468,502	RON	50,550,304	Citibank, N.A.	4/30/19	—	(121,526)
EUR	1,768,291	USD	2,033,764	Citibank, N.A.	4/30/19	5,102	—
NOK	114,722,000	USD	13,561,803	Citibank, N.A.	4/30/19	91,057	—
TWD	302,000,000	USD	10,392,292	Citibank, N.A.	4/30/19	—	(503,092)
TWD	300,985,000	USD	10,359,146	Deutsche Bank AG	4/30/19	—	(503,184)
USD	14,281,013	EUR	12,400,803	Citibank, N.A.	4/30/19	—	(17,301)
USD	8,860,216	EUR	7,703,664	Citibank, N.A.	4/30/19	—	(22,226)
USD	13,502,526	EUR	11,740,000	Citibank, N.A.	4/30/19	—	(33,872)
USD	55,798,286	EUR	48,451,994	Citibank, N.A.	4/30/19	—	(67,598)
USD	12,684,730	KRW	14,225,290,000	Goldman Sachs International	4/30/19	—	(135,865)
USD	21,464,870	KRW	24,098,610,000	JPMorgan Chase Bank, N.A.	4/30/19	—	(254,090)
USD	2,952,102	NZD	4,313,510	Citibank, N.A.	4/30/19	—	(34,403)
USD	8,852,997	NZD	12,935,697	Citibank, N.A.	4/30/19	—	(103,172)
USD	9,469,166	TWD	274,085,000	Bank of America, N.A.	4/30/19	494,062	—
USD	11,360,967	TWD	328,900,000	Standard Chartered Bank	4/30/19	590,909	—
USD	10,347,126	NZD	15,138,000	Citibank, N.A.	5/1/19	—	(134,006)
USD	21,343,596	NZD	31,226,000	Citibank, N.A.	5/1/19	—	(276,421)
EUR	11,180,353	RON	53,697,000	The Toronto-Dominion Bank	5/2/19	—	(56,953)
EUR	10,668,703	USD	12,368,270	UBS AG	5/2/19	—	(65,016)
USD	35,812,202	EUR	30,891,122	UBS AG	5/2/19	188,254	—
AUD	9,650,000	USD	7,029,446	Citibank, N.A.	5/6/19	—	(5,983)
CNH	15,835,000	USD	2,309,689	Morgan Stanley & Co. International PLC	5/6/19	51,541	—
CNH	107,275,000	USD	15,655,556	Standard Chartered Bank	5/6/19	340,716	—
EUR	14,818,317	RSD	1,769,307,000	Citibank, N.A.	5/6/19	—	(1,663)
USD	2,272,956	CNH	15,835,000	Morgan Stanley & Co. International PLC	5/6/19	—	(88,275)
USD	15,455,355	CNH	107,275,000	Standard Chartered Bank	5/6/19	—	(540,917)
USD	6,833,650	NZD	9,854,000	Citibank, N.A.	5/6/19	10,444	—
USD	3,312,108	NZD	4,776,000	Citibank, N.A.	5/6/19	5,062	—
USD	22,508,215	EUR	19,428,422	Standard Chartered Bank	5/9/19	89,913	—
USD	10,658,384	EUR	9,200,000	Standard Chartered Bank	5/9/19	42,577	—
USD	3,352,944	EUR	2,894,162	Standard Chartered Bank	5/9/19	13,394	—
USD	2,842,277	EUR	2,453,369	Standard Chartered Bank	5/9/19	11,354	—
EGP	52,767,000	USD	2,912,086	Citibank, N.A.	5/13/19	—	(11,880)
USD	27,447,418	EUR	23,897,244	JPMorgan Chase Bank, N.A.	5/16/19	—	(143,748)
UGX	3,552,763,000	USD	916,842	Standard Chartered Bank	5/20/19	31,404	—
USD	1,423,819	GHS	7,532,000	JPMorgan Chase Bank, N.A.	5/22/19	—	(29,697)
USD	689,338	GHS	3,669,000	ICBC Standard Bank plc	5/23/19	—	(18,417)
USD	569,533	GHS	3,047,000	JPMorgan Chase Bank, N.A.	5/23/19	—	(18,238)
USD	1,378,605	GHS	7,410,000	ICBC Standard Bank plc	5/24/19	—	(50,222)
USD	1,723,277	GHS	9,254,000	ICBC Standard Bank plc	5/28/19	—	(58,264)
USD	17,101,391	OMR	6,858,000	Standard Chartered Bank	5/28/19	—	(679,495)
EGP	38,275,000	USD	1,972,938	Deutsche Bank AG	5/30/19	120,434	—
USD	280,917	GHS	1,531,000	JPMorgan Chase Bank, N.A.	5/31/19	—	(13,471)
EUR	14,279,606	RON	68,802,000	BNP Paribas	6/3/19	—	(70,294)
USD	561,738	GHS	3,039,000	Standard Chartered Bank	6/3/19	—	(21,918)
USD	702,186	GHS	3,855,000	Standard Chartered Bank	6/4/19	—	(37,892)
USD	847,965	GHS	4,791,000	JPMorgan Chase Bank, N.A.	6/6/19	—	(71,073)
USD	847,965	GHS	4,791,000	JPMorgan Chase Bank, N.A.	6/6/19	—	(71,073)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	544,602	GHS	3,077,000	Standard Chartered Bank	6/6/19	$—	$(45,646)
USD	847,943	GHS	4,740,000	JPMorgan Chase Bank, N.A.	6/7/19	—	(60,949)
USD	1,413,417	GHS	7,901,000	JPMorgan Chase Bank, N.A.	6/10/19	—	(99,788)
MAD	99,050,000	USD	10,334,718	Credit Agricole Corporate and Investment Bank	6/13/19	—	(32,266)
UGX	3,554,626,000	USD	920,888	Standard Chartered Bank	6/14/19	22,796	—
EGP	9,793,000	USD	501,948	Deutsche Bank AG	6/17/19	30,893	—
JPY	585,775,000	USD	5,465,798	UBS AG	6/17/19	—	(29,018)
USD	1,413,309	GHS	7,752,000	JPMorgan Chase Bank, N.A.	6/17/19	—	(67,238)
BHD	3,583,000	USD	9,477,332	BNP Paribas	6/19/19	9,806	—
USD	13,810,198	BHD	5,267,900	BNP Paribas	6/19/19	—	(138,251)
USD	827,355	GHS	4,567,000	Standard Chartered Bank	6/19/19	—	(44,201)
USD	6,706,021	BHD	2,556,000	Standard Chartered Bank	6/20/19	—	(61,737)
USD	827,355	GHS	4,567,000	Standard Chartered Bank	6/20/19	—	(43,855)
USD	13,412,844	BHD	5,117,000	Standard Chartered Bank	6/24/19	—	(135,359)
USD	565,319	GHS	3,146,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(33,869)
USD	565,381	GHS	3,152,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(34,950)
USD	14,777,487	BHD	5,645,000	BNP Paribas	6/25/19	—	(168,542)
USD	3,701,348	BHD	1,414,100	Standard Chartered Bank	6/25/19	—	(42,705)
UGX	3,964,490,000	USD	997,356	Citibank, N.A.	6/26/19	52,451	—
USD	1,033,898	GHS	5,795,000	ICBC Standard Bank plc	6/27/19	—	(68,512)
CNH	48,400,000	USD	7,060,746	Citibank, N.A.	6/28/19	154,836	—
CNH	125,039,000	USD	18,235,500	Deutsche Bank AG	6/28/19	405,597	—
CNH	60,846,000	USD	8,821,457	Deutsche Bank AG	6/28/19	249,602	—
CNH	40,396,125	USD	5,888,648	Goldman Sachs International	6/28/19	133,698	—
CNH	247,075,000	USD	35,966,955	Standard Chartered Bank	6/28/19	867,545	—
CNH	133,356,875	USD	19,459,351	Standard Chartered Bank	6/28/19	421,794	—
CNH	133,310,000	USD	19,601,702	Standard Chartered Bank	6/28/19	272,454	—
CNH	9,200,000	USD	1,352,593	Standard Chartered Bank	6/28/19	18,963	—
CNY	92,772,000	USD	13,366,953	Standard Chartered Bank	6/28/19	444,416	—
USD	6,988,463	CNH	48,400,000	Citibank, N.A.	6/28/19	—	(227,118)
USD	15,655,577	CNH	104,000,000	Deutsche Bank AG	6/28/19	151,022	—
USD	11,790,497	CNH	81,885,000	Deutsche Bank AG	6/28/19	—	(417,104)
USD	5,829,756	CNH	40,396,125	Goldman Sachs International	6/28/19	—	(192,590)
USD	23,626,680	CNH	157,000,000	Standard Chartered Bank	6/28/19	220,765	—
USD	15,400,040	CNH	102,300,000	Standard Chartered Bank	6/28/19	148,924	—
USD	13,986,164	CNH	97,168,875	Standard Chartered Bank	6/28/19	—	(499,992)
USD	37,381,257	CNH	259,245,000	Standard Chartered Bank	6/28/19	—	(1,267,574)
OMR	4,559,000	USD	11,783,407	BNP Paribas	7/3/19	29,543	—
USD	20,224,994	OMR	8,270,000	BNP Paribas	7/3/19	—	(1,203,628)
USD	20,000,000	OMR	8,146,000	Standard Chartered Bank	7/3/19	—	(1,107,322)
UGX	15,268,279,000	USD	3,965,787	Standard Chartered Bank	7/8/19	66,995	—
UGX	4,057,180,000	USD	1,052,719	Standard Chartered Bank	7/8/19	18,896	—
USD	1,405,810	GHS	7,985,000	JPMorgan Chase Bank, N.A.	7/9/19	—	(106,048)
UGX	16,955,721,000	USD	4,382,456	Citibank, N.A.	7/10/19	94,127	—
USD	1,405,714	GHS	7,872,000	JPMorgan Chase Bank, N.A.	7/12/19	—	(82,993)
OMR	3,685,000	USD	9,541,688	BNP Paribas	7/15/19	4,659	—
USD	9,008,679	OMR	3,685,000	BNP Paribas	7/15/19	—	(537,668)
AED	48,351,000	USD	13,157,451	BNP Paribas	7/17/19	2,881	—
AED	51,624,000	USD	14,048,111	Standard Chartered Bank	7/17/19	3,076	—
OMR	6,903,000	USD	17,878,788	BNP Paribas	7/17/19	3,486	—
USD	13,060,778	AED	48,351,000	BNP Paribas	7/17/19	—	(99,554)
USD	13,940,752	AED	51,624,000	Standard Chartered Bank	7/17/19	—	(110,435)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	25,044,139	OMR	10,213,000	BNP Paribas	7/17/19	$—	$(1,412,715)
CNH	164,000,000	USD	23,756,754	Deutsche Bank AG	7/18/19	690,735	—
CNH	227,172,000	USD	32,909,170	Goldman Sachs International	7/18/19	955,372	—
CNH	168,000,000	USD	24,333,720	JPMorgan Chase Bank, N.A.	7/18/19	710,049	—
CNH	164,000,000	USD	23,766,511	Standard Chartered Bank	7/18/19	680,978	—
USD	24,217,366	CNH	164,000,000	Deutsche Bank AG	7/18/19	—	(230,123)
USD	9,491,215	CNH	64,172,000	Goldman Sachs International	7/18/19	—	(74,909)
USD	24,093,892	CNH	163,000,000	Goldman Sachs International	7/18/19	—	(204,526)
USD	24,844,721	CNH	168,000,000	JPMorgan Chase Bank, N.A.	7/18/19	—	(199,048)
USD	24,255,690	CNH	164,000,000	Standard Chartered Bank	7/18/19	—	(191,798)
JPY	9,278,859,202	USD	86,574,693	Standard Chartered Bank	7/22/19	—	(207,047)
MAD	35,347,000	USD	3,679,679	BNP Paribas	7/22/19	—	(11,296)
USD	7,637,087	CNH	51,810,000	Citibank, N.A.	7/22/19	—	(86,106)
USD	461,521	JPY	49,464,628	Standard Chartered Bank	7/22/19	1,104	—
EUR	24,137,137	USD	27,943,322	Standard Chartered Bank	8/1/19	107,499	—
JPY	3,078,086,798	USD	28,568,787	Standard Chartered Bank	8/1/19	105,585	—
USD	50,035,579	EUR	43,220,188	Standard Chartered Bank	8/1/19	—	(192,489)
OMR	12,921,000	USD	32,464,824	Standard Chartered Bank	8/14/19	988,127	—
USD	65,799,138	OMR	26,714,450	Standard Chartered Bank	8/14/19	—	(3,365,569)
OMR	10,079,000	USD	25,308,223	BNP Paribas	8/21/19	781,747	—
USD	11,828,938	OMR	4,799,000	BNP Paribas	8/21/19	—	(593,502)
USD	13,012,939	OMR	5,280,000	BNP Paribas	8/21/19	—	(654,592)
CNH	183,840,000	USD	26,343,770	Citibank, N.A.	8/27/19	1,055,447	—
CNH	2,148,381	USD	313,253	Citibank, N.A.	8/27/19	6,939	—
CNH	192,000,000	USD	27,502,829	Standard Chartered Bank	8/27/19	1,112,541	—
USD	26,840,474	CNH	185,988,381	Citibank, N.A.	8/27/19	—	(878,934)
USD	27,722,029	CNH	192,000,000	Standard Chartered Bank	8/27/19	—	(893,341)
EGP	90,320,000	USD	4,532,999	HSBC Bank USA, N.A.	9/4/19	272,396	—
EGP	3,920,000	USD	195,219	Deutsche Bank AG	9/9/19	13,049	—
MAD	35,314,000	USD	3,658,913	Societe Generale	9/13/19	—	(17,970)
USD	10,595,440	BHD	4,066,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(159,251)
USD	10,583,368	BHD	4,067,400	Credit Agricole Corporate and Investment Bank	9/18/19	—	(175,026)
MAD	50,000,000	USD	5,127,153	Credit Agricole Corporate and Investment Bank	9/19/19	23,379	—
USD	5,966,146	BHD	2,291,000	Bank of America, N.A.	9/19/19	—	(93,538)
USD	10,161,458	BHD	3,902,000	Bank of America, N.A.	9/19/19	—	(159,313)
USD	7,935,673	BHD	3,053,250	Credit Agricole Corporate and Investment Bank	9/23/19	—	(139,736)
USD	9,650,377	BHD	3,712,500	Standard Chartered Bank	9/25/19	—	(168,397)
USD	6,826,442	BHD	2,592,000	Credit Agricole Corporate and Investment Bank	9/30/19	—	(28,399)
USD	3,753,987	BHD	1,424,000	Standard Chartered Bank	9/30/19	—	(11,944)
XOF	1,077,245,994	EUR	1,578,845	Societe Generale	9/30/19	—	(6,650)
USD	5,792,247	BHD	2,226,250	Standard Chartered Bank	10/3/19	—	(95,096)
XOF	636,110,000	EUR	932,508	ICBC Standard Bank plc	10/4/19	—	(5,000)
BHD	1,016,000	USD	2,681,446	Standard Chartered Bank	10/7/19	5,236	—
BHD	1,016,000	USD	2,682,154	Standard Chartered Bank	10/7/19	4,528	—
BHD	1,218,000	USD	3,217,116	Standard Chartered Bank	10/7/19	3,730	—
BHD	1,040,000	USD	2,748,051	Standard Chartered Bank	10/7/19	2,096	—
USD	3,800,728	BHD	1,461,000	Standard Chartered Bank	10/7/19	—	(62,700)
USD	9,089,370	BHD	3,490,500	Standard Chartered Bank	10/7/19	—	(140,812)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,652,010	BHD	3,709,750	Standard Chartered Bank	10/7/19	$—	$(157,951)
USD	3,853,151	BHD	1,482,500	Bank of America, N.A.	10/15/19	—	(66,721)
AED	31,914,000	USD	8,681,247	Standard Chartered Bank	10/16/19	4,214	—
AED	11,286,000	USD	3,071,856	Standard Chartered Bank	10/16/19	—	(348)
USD	11,710,491	AED	43,200,000	Standard Chartered Bank	10/16/19	—	(46,478)
USD	10,582,236	BHD	4,067,600	Credit Agricole Corporate and Investment Bank	10/16/19	—	(172,748)
USD	2,769,990	BHD	1,067,000	Bank of America, N.A.	10/31/19	—	(50,671)
USD	3,836,968	BHD	1,478,000	Bank of America, N.A.	11/4/19	—	(69,984)
XOF	1,059,944,000	EUR	1,554,170	ICBC Standard Bank plc	11/5/19	—	(19,858)
MAD	48,765,000	USD	4,993,856	Credit Agricole Corporate and Investment Bank	12/20/19	—	(26,882)
AED	51,000,000	USD	13,875,663	Standard Chartered Bank	2/3/20	—	(1,452)
TRY	56,075,000	USD	12,210,125	Goldman Sachs International	2/3/20	—	(3,030,429)
TRY	75,000,000	USD	16,383,058	Goldman Sachs International	2/3/20	—	(4,105,265)
TRY	105,714,000	USD	23,012,321	Goldman Sachs International	2/3/20	—	(5,706,527)
TRY	22,380,694	USD	4,837,709	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,173,902)
TRY	24,435,900	USD	5,260,689	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,260,437)
USD	35,157,716	AED	129,626,500	Standard Chartered Bank	2/3/20	—	(106,311)
USD	47,022,367	TRY	238,615,000	Goldman Sachs International	2/3/20	7,960,161	—
USD	9,296,901	TRY	46,954,000	JPMorgan Chase Bank, N.A.	2/3/20	1,610,348	—
TRY	65,656,459	USD	14,248,363	Deutsche Bank AG	2/10/20	—	(3,524,766)
TRY	56,075,000	USD	12,196,846	Standard Chartered Bank	2/10/20	—	(3,038,178)
TRY	65,656,000	USD	14,263,741	Standard Chartered Bank	2/10/20	—	(3,540,219)
USD	46,457,938	AED	171,309,000	Standard Chartered Bank	2/10/20	—	(144,356)
USD	61,108,343	AED	225,318,683	Standard Chartered Bank	2/10/20	—	(186,553)
USD	13,012,119	TRY	66,030,000	Deutsche Bank AG	2/10/20	2,227,512	—
USD	24,106,664	TRY	122,269,000	Standard Chartered Bank	2/10/20	4,136,603	—
TRY	80,401,306	USD	17,459,567	Goldman Sachs International	2/14/20	—	(4,344,877)
TRY	83,851,541	USD	18,214,737	Standard Chartered Bank	2/14/20	—	(4,537,261)
USD	16,049,767	TRY	80,401,306	Goldman Sachs International	2/14/20	2,935,077	—
USD	16,600,142	TRY	84,595,000	Standard Chartered Bank	2/14/20	2,801,396	—
USD	7,349,695	BHD	2,830,000	Bank of America, N.A.	2/18/20	—	(124,350)
USD	3,505,583	BHD	1,350,000	Credit Agricole Corporate and Investment Bank	3/12/20	—	(58,325)
USD	4,750,977	OMR	1,884,000	Standard Chartered Bank	3/12/20	—	(93,332)
USD	3,787,879	OMR	1,500,000	Credit Agricole Corporate and Investment Bank	4/6/20	—	(65,975)
AED	14,203,000	USD	3,863,185	Standard Chartered Bank	5/21/20	—	(829)
USD	3,854,797	AED	14,203,000	Standard Chartered Bank	5/21/20	—	(7,559)
USD	4,904,943	OMR	1,935,000	Standard Chartered Bank	5/21/20	—	(59,393)
USD	4,940,466	OMR	1,946,000	Deutsche Bank AG	8/27/20	—	(36,536)

						$72,148,250	$(91,210,582)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
TOPIX Index	168	Long	3/7/19	$24,264,846	$(160,511)
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	150	Short	3/18/19	(15,153,516)	(194,531)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
10-Year USD Deliverable Interest Rate Swap	1,468	Short	3/18/19	$(150,997,562)	$(3,142,437)
Euro-Bobl	91	Short	3/7/19	(13,845,797)	(47,913)
IFLL 3-Month EURIBOR	4,039	Long	9/16/19	1,158,937,734	1,182,388
IFLL 3-Month EURIBOR	4,039	Short	9/14/20	(1,157,319,671)	(4,346,233)
U.S. 5-Year Treasury Note	898	Short	3/29/19	(103,143,719)	(1,725,844)
U.S. 2-Year Treasury Note	503	Short	3/29/19	(106,801,047)	(746,563)

					$(9,181,644)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
EUR	13,634	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$(269,265)
EUR	13,669	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(311,470)
EUR	13,346	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	(344,758)
EUR	13,427	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	(410,480)
EUR	13,634	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	383,493
EUR	13,669	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	398,223
EUR	13,346	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	467,288
EUR	13,427	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	678,571
EUR	1,231	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	68,507
USD	3,927	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	46,476
USD	6,107	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	120,532
USD	6,072	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	98,149
USD	6,054	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	93,756
USD	5,275	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	(12,143)

							$1,006,879

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	-	Harmonised Indices of Consumer Prices

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
CZK	131,050	Pays	6-month CZK PRIBOR (pays semi-annually)	2.03% (pays annually)	7/27/22	$89,244	$—	$89,244
CZK	1,732,850	Pays	6-month CZK PRIBOR (pays semi-annually)	2.06% (pays annually)	7/30/22	1,167,372	—	1,167,372
CZK	1,728,656	Pays	6-month CZK PRIBOR (pays semi-annually)	2.07% (pays annually)	7/31/22	1,199,951	—	1,199,951
CZK	466,740	Pays	6-month CZK PRIBOR (pays semi-annually)	2.11% (pays annually)	8/3/22	218,131	—	218,131
CZK	571,790	Pays	6-month CZK PRIBOR (pays semi-annually)	2.08% (pays annually)	8/6/22	237,208	—	237,208
CZK	432,967	Pays	6-month CZK PRIBOR (pays semi-annually)	2.06% (pays annually)	8/16/22	146,256	—	146,256
CZK	991,560	Pays	6-month CZK PRIBOR (pays semi-annually)	2.11% (pays annually)	8/17/22	411,487	—	411,487
CZK	838,000	Pays	6-month CZK PRIBOR (pays semi-annually)	2.10% (pays annually)	8/18/22	336,527	—	336,527
CZK	279,334	Pays	6-month CZK PRIBOR (pays semi-annually)	2.13% (pays annually)	8/21/22	126,649	—	126,649
CZK	851,968	Pays	6-month CZK PRIBOR (pays semi-annually)	2.12% (pays annually)	8/21/22	367,822	—	367,822
CZK	203,582	Pays	6-month CZK PRIBOR (pays semi-annually)	2.17% (pays annually)	8/23/22	106,296	—	106,296
CZK	1,066,269	Pays	6-month CZK PRIBOR (pays semi-annually)	2.20% (pays annually)	8/23/22	616,784	—	616,784
CZK	612,740	Pays	6-month CZK PRIBOR (pays semi-annually)	2.15% (pays annually)	8/6/23	471,134	—	471,134
CZK	1,222,026	Pays	6-month CZK PRIBOR (pays semi-annually)	2.20% (pays annually)	8/7/23	1,039,116	—	1,039,116
CZK	63,267	Pays	6-month CZK PRIBOR (pays semi-annually)	2.18% (pays annually)	8/8/23	50,822	—	50,822
CZK	258,183	Pays	6-month CZK PRIBOR (pays semi-annually)	2.16% (pays annually)	8/13/23	195,454	—	195,454
CZK	297,630	Pays	6-month CZK PRIBOR (pays semi-annually)	2.17% (pays annually)	8/13/23	229,487	—	229,487
CZK	120,560	Receives	6-month CZK PRIBOR (pays semi-annually)	2.12% (pays annually)	7/27/28	(234,880)	—	(234,880)
CZK	677,140	Receives	6-month CZK PRIBOR (pays semi-annually)	2.15% (pays annually)	7/30/28	(1,381,119)	—	(1,381,119)
CZK	677,020	Receives	6-month CZK PRIBOR (pays semi-annually)	2.16% (pays annually)	7/31/28	(1,394,970)	—	(1,394,970)
CZK	182,800	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/3/28	(379,697)	—	(379,697)
CZK	225,230	Receives	6-month CZK PRIBOR (pays semi-annually)	2.21% (pays annually)	8/6/28	(444,624)	—	(444,624)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
CZK	322,520	Receives	6-month CZK PRIBOR (pays semi-annually)	2.20% (pays annually)	8/6/28	$(623,242)	$—	$(623,242)
CZK	639,710	Receives	6-month CZK PRIBOR (pays semi-annually)	2.25% (pays annually)	8/7/28	(1,344,746)	—	(1,344,746)
CZK	32,710	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/9/28	(65,790)	—	(65,790)
CZK	163,560	Receives	6-month CZK PRIBOR (pays semi-annually)	2.22% (pays annually)	8/10/28	(323,731)	—	(323,731)
CZK	152,380	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/13/28	(304,651)	—	(304,651)
CZK	173,175	Receives	6-month CZK PRIBOR (pays semi-annually)	2.19% (pays annually)	8/16/28	(317,838)	—	(317,838)
CZK	171,690	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/17/28	(346,604)	—	(346,604)
CZK	343,560	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/20/28	(692,593)	—	(692,593)
CZK	346,346	Receives	6-month CZK PRIBOR (pays semi-annually)	2.24% (pays annually)	8/21/28	(713,121)	—	(713,121)
CZK	487,399	Receives	6-month CZK PRIBOR (pays semi-annually)	2.32% (pays annually)	8/23/28	(1,163,655)	—	(1,163,655)
EUR	76,208	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	(1,045,445)	(194,333)	(1,239,778)
EUR	7,400	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(426,492)	209,948	(216,544)
EUR	650	Receives	6-month EURIBOR (pays semi-annually)	0.45% (pays annually)	5/16/23	(15,903)	(42)	(15,945)
EUR	9,529	Receives	6-month EURIBOR (pays semi-annually)	0.43% (pays annually)	5/22/23	(221,455)	45,293	(176,162)
EUR	88,500	Receives	6-month EURIBOR (pays semi-annually)	0.40% (pays annually)	10/4/23	(1,697,565)	93,775	(1,603,790)
EUR	871	Receives	6-month EURIBOR (pays semi-annually)	0.95% (pays annually)	4/12/28	(41,672)	—	(41,672)
EUR	1,595	Receives	6-month EURIBOR (pays semi-annually)	1.47% (pays annually)	4/5/48	(137,093)	—	(137,093)
EUR	4,466	Receives	6-month EURIBOR (pays semi-annually)	1.36% (pays annually)	4/5/48	(234,393)	(157,518)	(391,911)
EUR	4,008	Receives	6-month EURIBOR (pays semi-annually)	1.60% (pays annually)	5/18/48	(486,406)	15,405	(471,001)
EUR	400	Receives	6-month EURIBOR (pays semi-annually)	1.59% (pays annually)	5/24/48	(47,427)	—	(47,427)
EUR	4,778	Receives	6-month EURIBOR (pays semi-annually)	1.54% (pays annually)	5/29/48	(491,359)	—	(491,359)
EUR	950	Receives	6-month EURIBOR (pays semi-annually)	1.46% (pays annually)	5/31/48	(74,872)	(831)	(75,703)
EUR	945	Receives	6-month EURIBOR (pays semi-annually)	1.50% (pays annually)	6/4/48	(85,543)	—	(85,543)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
GBP	28,036	Receives	6-month GBP LIBOR (pays semi-annually)	1.35% (pays semi-annually)	11/20/23	$(229,837)	$—	$(229,837)
GBP	28,609	Receives	6-month GBP LIBOR (pays semi-annually)	1.35% (pays semi-annually)	11/20/23	(234,534)	—	(234,534)
GBP	28,609	Receives	6-month GBP LIBOR (pays semi-annually)	1.36% (pays semi-annually)	11/20/23	(243,646)	—	(243,646)
GBP	28,609	Receives	6-month GBP LIBOR (pays semi-annually)	1.36% (pays semi-annually)	11/20/23	(252,757)	—	(252,757)
HUF	2,635,868	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	12/13/21	(49,519)	—	(49,519)
HUF	6,569,260	Receives	6-month HUF BUBOR (pays semi-annually)	1.46% (pays annually)	1/12/22	(230,252)	—	(230,252)
HUF	6,043,740	Receives	6-month HUF BUBOR (pays semi-annually)	1.44% (pays annually)	1/13/22	(194,210)	—	(194,210)
HUF	3,930,924	Receives	6-month HUF BUBOR (pays semi-annually)	1.25% (pays annually)	2/6/23	(72,793)	—	(72,793)
HUF	3,816,789	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	2/7/23	(78,292)	—	(78,292)
HUF	4,258,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.19% (pays annually)	3/12/23	4,513	—	4,513
HUF	2,129,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.15% (pays annually)	3/13/23	19,702	—	19,702
HUF	2,732,961	Receives	6-month HUF BUBOR (pays semi-annually)	1.82% (pays annually)	6/15/23	(251,814)	—	(251,814)
HUF	558,039	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	6/18/23	(57,440)	—	(57,440)
HUF	3,485,900	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	(80,855)	—	(80,855)
HUF	2,453,200	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	(53,742)	—	(53,742)
HUF	940,022	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	(5,503)	—	(5,503)
HUF	964,125	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(4,336)	—	(4,336)
HUF	2,378,174	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	16,417	—	16,417
HUF	957,698	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(53,659)	—	(53,659)
HUF	2,436,021	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	(99,592)	—	(99,592)
HUF	1,218,150	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(42,411)	—	(42,411)
HUF	3,015,613	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	(93,652)	—	(93,652)
HUF	1,825,240	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(66,716)	—	(66,716)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
HUF	1,222,117	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	$(75,345)	$—	$(75,345)
HUF	1,198,308	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	(63,324)	—	(63,324)
HUF	1,190,373	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	(52,721)	—	(52,721)
HUF	3,277,496	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(164,183)	—	(164,183)
HUF	695,350	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	2/7/28	(36,410)	—	(36,410)
HUF	1,164,203	Receives	6-month HUF BUBOR (pays semi-annually)	2.82% (pays annually)	6/15/28	(300,328)	—	(300,328)
HUF	2,735,497	Receives	6-month HUF BUBOR (pays semi-annually)	2.97% (pays annually)	6/18/28	(843,243)	—	(843,243)
JPY	1,425,700	Receives	6-month JPY-LIBOR (pays semi-annually)	0.86% (pays semi-annually)	6/19/47	(700,558)	—	(700,558)
JPY	1,425,900	Receives	6-month JPY-LIBOR (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	(690,078)	—	(690,078)
JPY	2,055,000	Receives	6-month JPY-LIBOR (pays semi-annually)	0.92% (pays semi-annually)	9/18/47	(1,386,856)	—	(1,386,856)
JPY	481,060	Receives	6-month JPY-LIBOR (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(348,859)	—	(348,859)
JPY	1,320,934	Receives	6-month JPY-LIBOR (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(935,162)	—	(935,162)
MXN	223,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.43% (pays monthly)	1/5/24	125,260	—	125,260
MXN	297,900	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.47% (pays monthly)	1/5/24	192,886	—	192,886
MXN	372,300	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.44% (pays monthly)	1/5/24	212,786	—	212,786
MXN	2,059,900	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.45% (pays monthly)	1/5/24	1,261,798	—	1,261,798
NZD	30,800	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	4/28/27	(1,780,260)	—	(1,780,260)
NZD	95,900	Receives	3-month NZD Bank Bill (pays quarterly)	3.17% (pays semi-annually)	6/26/27	(3,887,473)	—	(3,887,473)
NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(1,482,869)	—	(1,482,869)
NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(1,488,352)	—	(1,488,352)
PLN	38,447	Pays	6-month PLN WIBOR (pays semi-annually)	2.41% (pays annually)	12/13/21	178,610	—	178,610
PLN	95,706	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	1/12/22	474,058	—	474,058
PLN	98,984	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	1/13/22	471,621	—	471,621
PLN	56,176	Pays	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	2/6/23	763,260	—	763,260
PLN	55,640	Pays	6-month PLN WIBOR (pays semi-annually)	2.69% (pays annually)	2/7/23	721,915	—	721,915

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
PLN	60,280	Pays	6-month PLN WIBOR (pays semi-annually)	2.45% (pays annually)	3/12/23	$582,563	$—	$582,563
PLN	20,260	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	6/15/23	200,155	—	200,155
PLN	8,210	Pays	6-month PLN WIBOR (pays semi-annually)	2.53% (pays annually)	6/18/23	82,740	—	82,740
PLN	49,240	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	168,758	—	168,758
PLN	35,503	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	36,627	—	36,627
PLN	12,853	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	23,253	—	23,253
PLN	47,555	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	104,848	—	104,848
PLN	13,591	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	78,755	—	78,755
PLN	13,817	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	74,147	—	74,147
PLN	20,724	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	107,119	—	107,119
PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	92,143	—	92,143
PLN	43,554	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	221,746	—	221,746
PLN	26,131	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	151,440	—	151,440
PLN	17,422	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	122,531	—	122,531
PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	115,026	—	115,026
PLN	17,421	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	101,148	—	101,148
PLN	48,146	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	293,920	—	293,920
PLN	9,965	Pays	6-month PLN WIBOR (pays semi-annually)	3.14% (pays annually)	2/7/28	246,539	(37,872)	208,667
PLN	25,846	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/15/28	532,190	—	532,190
PLN	6,154	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/18/28	126,380	—	126,380
SGD	35,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	553,332	—	553,332
SGD	35,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	550,189	—	550,189

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
SGD	37,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/22/23	$597,751	$—	$597,751
SGD	71,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.45% (pays semi-annually)	10/22/23	1,157,091	—	1,157,091
SGD	19,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	302,494	—	302,494
SGD	19,190	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	305,519	—	305,519
SGD	28,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	445,781	—	445,781
SGD	50,640	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.08% (pays semi-annually)	12/13/23	136,960	—	136,960
SGD	53,070	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.09% (pays semi-annually)	12/13/23	162,278	—	162,278
USD	3,354	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	9/20/19	10,086	1,471	11,557
USD	2,100	Receives	3-month USD-LIBOR (pays quarterly)	2.30% (pays semi-annually)	1/30/20	7,931	—	7,931
USD	8,222	Pays	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	7/31/20	(35,782)	—	(35,782)
USD	20,736	Pays	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	8/12/20	(232,657)	—	(232,657)
USD	22,053	Pays	3-month USD-LIBOR (pays quarterly)	1.62% (pays semi-annually)	8/14/20	(298,185)	—	(298,185)
USD	23,643	Pays	3-month USD-LIBOR (pays quarterly)	1.69% (pays semi-annually)	8/17/20	(289,096)	—	(289,096)
USD	11,489	Pays	3-month USD-LIBOR (pays quarterly)	1.56% (pays semi-annually)	8/22/20	(169,628)	—	(169,628)
USD	1,500	Pays	3-month USD-LIBOR (pays quarterly)	1.55% (pays semi-annually)	9/23/20	(22,834)	—	(22,834)
USD	11,970	Pays	3-month USD-LIBOR (pays quarterly)	1.43% (pays semi-annually)	10/28/20	(202,269)	—	(202,269)
USD	11,970	Pays	3-month USD-LIBOR (pays quarterly)	1.42% (pays semi-annually)	10/28/20	(202,851)	—	(202,851)
USD	12,334	Pays	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	11/5/20	(262,552)	—	(262,552)
USD	11,935	Pays	3-month USD-LIBOR (pays quarterly)	1.56% (pays semi-annually)	11/9/20	(250,215)	—	(250,215)
USD	16,312	Pays	3-month USD-LIBOR (pays quarterly)	1.67% (pays semi-annually)	11/12/20	(306,034)	—	(306,034)
USD	8,910	Pays	3-month USD-LIBOR (pays quarterly)	1.11% (pays semi-annually)	2/23/21	(267,612)	—	(267,612)
USD	8,640	Pays	3-month USD-LIBOR (pays quarterly)	1.17% (pays semi-annually)	2/25/21	(247,133)	—	(247,133)
USD	25,617	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	9/15/22	524,931	—	524,931
USD	39,231	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	9/18/22	766,797	—	766,797
USD	475	Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	4/5/23	(7,078)	(53)	(7,131)
USD	208	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	4/12/23	(3,289)	14	(3,275)
USD	1,751	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	4/12/23	(27,652)	116	(27,536)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
USD	3,370	Receives	3-month USD-LIBOR (pays quarterly)	2.99% (pays semi-annually)	6/22/23	$(64,606)	$7,412	$(57,194)
USD	6,900	Receives	3-month USD-LIBOR (pays quarterly)	2.89% (pays semi-annually)	6/27/23	(102,343)	—	(102,343)
USD	3,770	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	(125,418)	100	(125,318)
USD	2,324	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	9/28/23	(75,185)	—	(75,185)
USD	2,271	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/2/23	(72,587)	—	(72,587)
USD	4,500	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	(140,458)	(511)	(140,969)
USD	1,155	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/3/23	(36,928)	—	(36,928)
USD	1,448	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/4/23	(45,048)	—	(45,048)
USD	1,742	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	10/5/23	(60,166)	—	(60,166)
USD	1,402	Receives	3-month USD-LIBOR (pays quarterly)	3.18% (pays semi-annually)	10/12/23	(51,955)	—	(51,955)
USD	550	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	10/13/23	(19,004)	—	(19,004)
USD	1,347	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/16/23	(45,741)	—	(45,741)
USD	1,347	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/18/23	(47,521)	—	(47,521)
USD	2,162	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/19/23	(76,855)	—	(76,855)
USD	1,246	Receives	3-month USD-LIBOR (pays quarterly)	3.19% (pays semi-annually)	10/23/23	(46,645)	—	(46,645)
USD	3,366	Receives	3-month USD-LIBOR (pays quarterly)	3.19% (pays semi-annually)	10/23/23	(125,693)	18,631	(107,062)
USD	2,245	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/25/23	(79,274)	—	(79,274)
USD	6,650	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	10/31/23	(218,091)	—	(218,091)
USD	4,445	Receives	3-month USD-LIBOR (pays quarterly)	3.00% (pays semi-annually)	11/23/23	(96,582)	—	(96,582)
USD	13,310	Receives	3-month USD-LIBOR (pays quarterly)	2.62% (pays semi-annually)	1/14/24	(55,003)	—	(55,003)
USD	87,148	Receives	3-month USD-LIBOR (pays quarterly)	2.63% (pays semi-annually)	1/14/24	(400,850)	—	(400,850)
USD	34,225	Receives	3-month USD-LIBOR (pays quarterly)	2.62% (pays semi-annually)	12/14/24	(141,436)	—	(141,436)
USD	5,210	Pays	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(319,029)	—	(319,029)
USD	7,105	Pays	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(435,311)	—	(435,311)
USD	10,016	Pays	3-month USD-LIBOR (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(616,921)	—	(616,921)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
USD	10,016	Pays	3-month USD-LIBOR (pays quarterly)	1.68% (pays semi-annually)	5/6/26	$(619,655)	$—	$(619,655)
USD	2,531	Pays	3-month USD-LIBOR (pays quarterly)	1.72% (pays semi-annually)	5/20/26	(148,696)	—	(148,696)
USD	5,063	Pays	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	5/20/26	(321,794)	—	(321,794)
USD	59,336	Receives	3-month USD-LIBOR (pays quarterly)	2.18% (pays semi-annually)	9/19/27	1,760,155	—	1,760,155
USD	800	Receives	3-month USD-LIBOR (pays quarterly)	2.82% (pays semi-annually)	4/12/28	(17,692)	(470)	(18,162)
USD	900	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	4/13/28	(18,246)	(4)	(18,250)
USD	848	Receives	3-month USD-LIBOR (pays quarterly)	2.89% (pays semi-annually)	4/18/28	(23,642)	(251)	(23,893)
USD	2,559	Receives	3-month USD-LIBOR (pays quarterly)	2.89% (pays semi-annually)	6/5/28	(53,410)	—	(53,410)
USD	3,191	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	6/5/28	(79,221)	—	(79,221)
USD	2,258	Receives	3-month USD-LIBOR (pays quarterly)	2.96% (pays semi-annually)	6/7/28	(60,705)	—	(60,705)
USD	600	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	6/27/28	(14,919)	—	(14,919)
USD	9,102	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	9/28/28	(449,289)	—	(449,289)
USD	1,818	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/28	(86,759)	—	(86,759)
USD	5,554	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	(262,622)	2,817	(259,805)
USD	1,781	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	10/3/28	(88,035)	—	(88,035)
USD	6,945	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/4/28	(328,682)	—	(328,682)
USD	2,108	Receives	3-month USD-LIBOR (pays quarterly)	3.19% (pays semi-annually)	10/5/28	(114,344)	—	(114,344)
USD	1,803	Receives	3-month USD-LIBOR (pays quarterly)	3.24% (pays semi-annually)	10/9/28	(105,562)	—	(105,562)
USD	969	Receives	3-month USD-LIBOR (pays quarterly)	3.27% (pays semi-annually)	10/12/28	(59,500)	—	(59,500)
USD	4,719	Receives	3-month USD-LIBOR (pays quarterly)	3.25% (pays semi-annually)	11/13/28	(248,353)	—	(248,353)
USD	4,398	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/15/29	(23,420)	960	(22,460)
USD	635	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/17/29	(3,428)	—	(3,428)
USD	2,900	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/18/29	(25,898)	—	(25,898)
USD	3,385	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	1/18/29	(27,558)	—	(27,558)
USD	4,395	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/22/29	(39,415)	—	(39,415)
USD	2,440	Receives	3-month USD-LIBOR (pays quarterly)	2.77% (pays semi-annually)	1/24/29	(22,620)	—	(22,620)

Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
USD	4,470		Receives	3-month USD-LIBOR (pays quarterly)	2.79% (pays semi-annually)	1/29/29	$(51,138)	$—	$(51,138)
USD	4,100		Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/30/29	(38,232)	—	(38,232)
USD	1,500		Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/31/29	(7,565)	(4,011)	(11,576)
USD	2,142		Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	2/1/29	(18,540)	—	(18,540)
USD	1,629		Receives	3-month USD-LIBOR (pays quarterly)	2.99% (pays semi-annually)	7/3/38	(1,771)	—	(1,771)
USD	2,895		Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/5/38	(630)	—	(630)
USD	2,895		Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	(6,449)	—	(6,449)
USD	3,763		Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	(8,256)	—	(8,256)
USD	4,052		Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/6/38	(1,428)	—	(1,428)
USD	6,233		Receives	3-month USD-LIBOR (pays quarterly)	2.97% (pays semi-annually)	7/7/38	3,645	—	3,645
USD	13,700		Receives	3-month USD-LIBOR (pays quarterly)	3.04% (pays semi-annually)	12/21/38	(62,514)	—	(62,514)
USD	0	(1)	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	6/15/46	9	12	21
USD	8,500		Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	83,057	1,514,983	1,598,040
USD	8,500		Pays	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	(83,058)	(1,672,634)	(1,755,692)
USD	4,643		Receives	3-month USD-LIBOR (pays quarterly)	2.92% (pays semi-annually)	4/16/48	(142,292)	—	(142,292)
USD	4,900		Receives	3-month USD-LIBOR (pays quarterly)	2.91% (pays semi-annually)	4/17/48	(137,841)	—	(137,841)
USD	3,102		Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	5/18/48	(198,179)	423	(197,756)
USD	3,420		Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	5/23/48	(219,646)	—	(219,646)
USD	1,344		Receives	3-month USD-LIBOR (pays quarterly)	3.02% (pays semi-annually)	5/29/48	(59,179)	—	(59,179)
USD	2,000		Receives	3-month USD-LIBOR (pays quarterly)	2.97% (pays semi-annually)	6/22/48	(67,900)	433	(67,467)
USD	2,301		Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	9/25/48	(174,739)	(3,411)	(178,150)
USD	3,049		Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	(220,987)	—	(220,987)
USD	6,084		Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	(444,691)	—	(444,691)
USD	6,723		Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/48	(481,532)	—	(481,532)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
USD	765	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/3/48	$(60,463)	$—	$(60,463)
USD	1,384	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	10/4/48	(102,581)	—	(102,581)
USD	7,142	Receives	3-month USD-LIBOR (pays quarterly)	3.21% (pays semi-annually)	10/5/48	(649,679)	—	(649,679)
USD	6,208	Receives	3-month USD-LIBOR (pays quarterly)	3.26% (pays semi-annually)	10/9/48	(627,148)	—	(627,148)
USD	2,687	Receives	3-month USD-LIBOR (pays quarterly)	3.30% (pays semi-annually)	10/13/48	(292,200)	—	(292,200)
USD	10,700	Receives	3-month USD-LIBOR (pays quarterly)	3.32% (pays semi-annually)	11/7/48	(1,148,914)	—	(1,148,914)
USD	3,716	Receives	3-month USD-LIBOR (pays quarterly)	3.33% (pays semi-annually)	11/13/48	(405,443)	—	(405,443)

Total						$(24,365,844)	$(160,148)	$(24,525,992)

(1)	Notional amount is less than USD 500.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	SAR	50,400	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.37% (pays annually)	4/11/26	$(160,122)
Bank of America, N.A.	SAR	18,196	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.43% (pays annually)	5/10/26	(36,899)
Bank of America, N.A.	SAR	30,566	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.57% (pays annually)	5/23/26	(137,393)
Goldman Sachs International	SAR	77,540	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.16% (pays annually)	8/3/20	175,087
Goldman Sachs International	SAR	77,052	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.35% (pays annually)	8/12/20	101,956
Goldman Sachs International	SAR	83,879	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	87,027
Goldman Sachs International	SAR	66,550	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(280,433)
Goldman Sachs International	SAR	143,913	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.26% (pays annually)	9/17/20	272,150

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	41,938	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.65% (pays annually)	2/23/21	$(134,921)
Goldman Sachs International	SAR	79,680	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.46% (pays annually)	5/9/26	(212,580)

Total							$(326,128)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation
Argentina	$52,194	5.00% (pays quarterly)(1)	12/20/23	6.21%	$(2,134,507)	$4,648,100	$2,513,593
Indonesia	53,000	1.00% (pays quarterly)(1)	12/20/23	1.11	(190,299)	1,030,971	840,672
Turkey	2,160	1.00% (pays quarterly)(1)	6/20/20	1.92	(24,329)	37,324	12,995

Total	$107,354				$(2,349,135)	$5,716,395	$3,367,260

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
France	$15,573	0.25% (pays quarterly)(1)	12/20/24	$140,599	$(16,690)	$123,909
Malaysia	270,410	1.00% (pays quarterly)(1)	12/20/23	(2,814,277)	(1,189,607)	(4,003,884)
Markit CDX Emerging Markets Index (CDX.EM.30.V1)	105,127	1.00% (pays quarterly)(1)	12/20/23	3,135,681	(4,774,282)	(1,638,601)
Mexico	209,763	1.00% (pays quarterly)(1)	12/20/23	3,021,962	(2,517,250)	504,712
Qatar	119,079	1.00% (pays quarterly)(1)	12/20/22	(2,102,386)	4,929	(2,097,457)
Qatar	12,396	1.00% (pays quarterly)(1)	12/20/23	(168,306)	111,795	(56,511)

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Russia	128,392	1.00% (pays quarterly)(1)	12/20/23	$1,587,900	$(2,875,695)	$(1,287,795)

Total				$2,801,173	$(11,256,800)	$(8,455,627)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation
Indonesia	Bank of America, N.A.	$5,500	1.00% (pays quarterly)(1)	12/20/23	1.11%	$(19,748)	$101,876	$82,128
Indonesia	Barclays Bank PLC	34,800	1.00% (pays quarterly)(1)	12/20/23	1.11	(124,951)	717,455	592,504
Indonesia	Citibank, N.A.	2,700	1.00% (pays quarterly)(1)	12/20/23	1.11	(9,695)	48,015	38,320
Indonesia	Goldman Sachs International	5,945	1.00% (pays quarterly)(1)	12/20/23	1.11	(21,346)	110,283	88,937
Indonesia	JPMorgan Chase Bank, N.A.	56,355	1.00% (pays quarterly)(1)	12/20/23	1.11	(202,346)	1,047,349	845,003
Turkey	Barclays Bank PLC	23,500	1.00% (pays quarterly)(1)	6/20/20	1.92	(264,694)	402,622	137,928
Turkey	BNP Paribas	10,000	1.00% (pays quarterly)(1)	6/20/20	1.92	(112,636)	151,893	39,257
Turkey	BNP Paribas	32,300	1.00% (pays quarterly)(1)	9/20/20	1.99	(470,500)	815,465	344,965
Turkey	Deutsche Bank AG	7,086	1.00% (pays quarterly)(1)	12/20/23	3.01	(603,462)	801,766	198,304
Turkey	Goldman Sachs International	25,000	1.00% (pays quarterly)(1)	6/20/20	1.92	(281,589)	375,333	93,744
Turkey	Goldman Sachs International	10,000	1.00% (pays quarterly)(1)	6/20/20	1.92	(112,636)	162,988	50,352

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation
Turkey	JPMorgan Chase Bank, N.A.	$2,710	1.00% (pays quarterly)(1)	6/20/20	1.92	$(30,524)	$47,165	$16,641
Turkey	Nomura International PLC	6,900	1.00% (pays quarterly)(1)	6/20/20	1.92	(77,719)	106,710	28,991

Total		$222,796				$(2,331,846)	$4,888,920	$2,557,074

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
Colombia	Goldman Sachs International	$90,389	1.00% (pays quarterly)(1)	12/20/28	$6,826,227	$(7,070,642)	$(244,415)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(35,470)	(73,758)	(109,228)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(35,470)	(73,845)	(109,315)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(35,470)	(75,899)	(111,369)
Croatia	Barclays Bank PLC	9,040	1.00% (pays quarterly)(1)	3/20/20	(70,941)	(147,388)	(218,329)
Croatia	BNP Paribas	1,500	1.00% (pays quarterly)(1)	3/20/20	(11,771)	(28,062)	(39,833)
Croatia	BNP Paribas	2,340	1.00% (pays quarterly)(1)	3/20/20	(18,363)	(39,208)	(57,571)
Croatia	BNP Paribas	2,760	1.00% (pays quarterly)(1)	3/20/20	(21,659)	(44,436)	(66,095)
Croatia	BNP Paribas	6,250	1.00% (pays quarterly)(1)	3/20/20	(49,047)	(116,765)	(165,812)
Croatia	Citibank, N.A.	1,660	1.00% (pays quarterly)(1)	3/20/20	(13,027)	(26,953)	(39,980)
Croatia	Citibank, N.A.	4,260	1.00% (pays quarterly)(1)	3/20/20	(33,430)	(72,296)	(105,726)
Croatia	Citibank, N.A.	10,000	1.00% (pays quarterly)(1)	3/20/20	(78,474)	(178,157)	(256,631)
Croatia	Citibank, N.A.	167	1.00% (pays quarterly)(1)	6/20/20	(1,499)	(3,336)	(4,835)
Croatia	Citibank, N.A.	1,000	1.00% (pays quarterly)(1)	6/20/20	(8,962)	(20,426)	(29,388)
Croatia	Goldman Sachs International	2,900	1.00% (pays quarterly)(1)	3/20/19	(6,233)	(5,397)	(11,630)
Croatia	Goldman Sachs International	2,210	1.00% (pays quarterly)(1)	3/20/20	(17,343)	(37,030)	(54,373)
Croatia	Goldman Sachs International	3,410	1.00% (pays quarterly)(1)	3/20/20	(26,760)	(57,194)	(83,954)
Croatia	Goldman Sachs International	1,700	1.00% (pays quarterly)(1)	6/20/20	(15,236)	(34,840)	(50,076)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Egypt	Citibank, N.A.	$4,550	1.00% (pays quarterly)(1)	6/20/20	$131,029	$(69,759)	$61,270
Egypt	Citibank, N.A.	50	1.00% (pays quarterly)(1)	6/20/20	1,440	(805)	635
Egypt	Deutsche Bank AG	5,100	1.00% (pays quarterly)(1)	6/20/20	146,868	(69,525)	77,343
Egypt	Deutsche Bank AG	4,600	1.00% (pays quarterly)(1)	6/20/20	132,469	(70,861)	61,608
Egypt	Deutsche Bank AG	4,550	1.00% (pays quarterly)(1)	6/20/20	131,029	(70,185)	60,844
France	Citibank, N.A.	48,583	0.25% (pays quarterly)(1)	12/20/28	1,330,270	(981,859)	348,411
France	Goldman Sachs International	91,084	0.25% (pays quarterly)(1)	12/20/28	2,494,006	(1,805,534)	688,472
Oman	Bank of America, N.A.	20,851	1.00% (pays quarterly)(1)	6/20/22	782,883	(704,483)	78,400
Oman	Bank of America, N.A.	16,680	1.00% (pays quarterly)(1)	12/20/22	831,207	(697,935)	133,272
Qatar	Bank of America, N.A.	1,710	1.00% (pays quarterly)(1)	6/20/19	(7,646)	3,280	(4,366)
Qatar	Bank of America, N.A.	1,710	1.00% (pays quarterly)(1)	6/20/19	(7,646)	3,090	(4,556)
Qatar	Barclays Bank PLC	3,800	1.00% (pays quarterly)(1)	3/20/19	(8,829)	1,510	(7,319)
Qatar	BNP Paribas	1,713	1.00% (pays quarterly)(1)	6/20/19	(7,660)	2,322	(5,338)
Qatar	Citibank, N.A.	6,450	1.00% (pays quarterly)(1)	6/20/19	(28,841)	11,445	(17,396)
Qatar	Deutsche Bank AG	1,713	1.00% (pays quarterly)(1)	6/20/19	(7,660)	2,189	(5,471)
Qatar	Deutsche Bank AG	3,920	1.00% (pays quarterly)(1)	6/20/19	(17,528)	5,009	(12,519)
Qatar	Goldman Sachs International	2,200	1.00% (pays quarterly)(1)	3/20/19	(5,112)	1,012	(4,100)
Qatar	Goldman Sachs International	4,380	1.00% (pays quarterly)(1)	3/20/19	(10,177)	1,697	(8,480)
Qatar	Goldman Sachs International	10	1.00% (pays quarterly)(1)	12/20/20	(142)	(48)	(190)
Qatar	Goldman Sachs International	1,660	1.00% (pays quarterly)(1)	12/20/20	(23,586)	(14,775)	(38,361)
Qatar	Goldman Sachs International	9,740	1.00% (pays quarterly)(1)	12/20/20	(138,390)	(58,973)	(197,363)
Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	(50,237)	(6,174)	(56,411)
Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	(27,746)	1,490	(26,256)
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00% (pays quarterly)(1)	3/20/19	(4,252)	795	(3,457)
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00% (pays quarterly)(1)	6/20/19	(7,288)	3,131	(4,157)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Qatar	JPMorgan Chase Bank, N.A.	$2,000	1.00% (pays quarterly)(1)	6/20/19	$(8,943)	$2,481	$(6,462)
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00% (pays quarterly)(1)	6/20/19	(14,684)	4,693	(9,991)
Qatar	Nomura International PLC	1,380	1.00% (pays quarterly)(1)	3/20/19	(3,206)	548	(2,658)
Qatar	Nomura International PLC	3,460	1.00% (pays quarterly)(1)	3/20/19	(8,039)	1,417	(6,622)
Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	(86,382)	18,579	(67,803)
Serbia	Nomura International PLC	10,000	5.00% (pays quarterly)(1)	6/20/19	(246,502)	82,466	(164,036)
South Africa	Bank of America, N.A.	16,100	1.00% (pays quarterly)(1)	9/20/22	207,506	(438,282)	(230,776)
South Africa	Bank of America, N.A.	20,830	1.00% (pays quarterly)(1)	9/20/22	268,469	(593,900)	(325,431)
South Africa	Bank of America, N.A.	29,280	1.00% (pays quarterly)(1)	9/20/22	377,377	(753,804)	(376,427)
South Africa	Bank of America, N.A.	19,900	1.00% (pays quarterly)(1)	9/20/22	256,482	(713,875)	(457,393)
South Africa	Deutsche Bank AG	15,200	1.00% (pays quarterly)(1)	9/20/22	195,906	(541,911)	(346,005)
South Africa	Deutsche Bank AG	16,940	1.00% (pays quarterly)(1)	9/20/22	218,332	(606,545)	(388,213)
South Africa	Goldman Sachs International	10,690	1.00% (pays quarterly)(1)	9/20/22	137,779	(370,942)	(233,163)
South Africa	Goldman Sachs International	8,022	1.00% (pays quarterly)(1)	12/20/22	124,594	(302,531)	(177,937)
South Africa	Goldman Sachs International	16,600	1.00% (pays quarterly)(1)	12/20/28	1,925,161	(2,271,978)	(346,817)
South Africa	HSBC Bank USA, N.A.	7,300	1.00% (pays quarterly)(1)	12/20/22	113,380	(264,376)	(150,996)
South Africa	Nomura International PLC	7,068	1.00% (pays quarterly)(1)	12/20/22	109,777	(262,330)	(152,553)
Thailand	Barclays Bank PLC	7,500	0.97% (pays quarterly)	9/20/19	(50,000)	—	(50,000)
Thailand	Citibank, N.A.	3,700	0.95% (pays quarterly)	9/20/19	(24,108)	—	(24,108)

Total					$15,468,432	$(19,629,868)	$(4,161,436)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2019, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $330,150,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)†		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation
Citibank, N.A.		61,500	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	2/14/19	1,987,373
Citibank, N.A.		52,800	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	2/14/19	1,670,672
Citibank, N.A.		48,700	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	2/14/19	1,627,020
Citibank, N.A.	KRW	34,750	Positive Return on KOSPI 200 Index Futures 3/2019 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 3/2019 (pays upon termination)	3/14/19	778,302
Goldman Sachs International	BRL	1	Positive Return on BOVESPA Index Futures 2/2019 (pays upon termination)	Negative Return on BOVESPA Index Futures 2/2019 (pays upon termination)	2/13/19	448,916
UBS AG	CNY	51,893	Total return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-months USD-LIBOR minus 900 bp on USD 7,664,276 (pays quarterly)	7/18/19	(262,773)

						$6,249,510

†	Notional amount is stated in USD unless otherwise noted.

Abbreviations:

BADLAR	-	Buenos Aires Deposits of Large Amount Rate
CMT	-	Constant Maturity Treasury
COF	-	Cost of Funds 11th District

EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

AED	-	United Arab Emirates Dirham
ARS	-	Argentine Peso
AUD	-	Australian Dollar
BHD	-	Bahraini Dinar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNH	-	Yuan Renminbi Offshore
CNY	-	Yuan Renminbi
COP	-	Colombian Peso
CRC	-	Costa Rican Colon
CZK	-	Czech Koruna
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	British Pound Sterling
GEL	-	Georgian Lari
GHS	-	Ghanaian Cedi
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
ISK	-	Icelandic Krona
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
OMR	-	Omani Rial
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian Leu
RSD	-	Serbian Dinar
SAR	-	Saudi Riyal
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	New Turkish Lira
TWD	-	New Taiwan Dollar
UAH	-	Ukrainian Hryvnia
UGX	-	Ugandan Shilling
USD	-	United States Dollar
XOF	-	West African CFA Franc
ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2019 were $32,935,772 or 0.8% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At January 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total Return Swaps	$5,285,065	$—

Total		$5,285,065	$—

Credit	Credit Default Swaps	$16,742,191	$(3,605,605)
Credit	Credit Default Swaps (Centrally Cleared)	7,886,142	(7,434,104)

Total		$24,628,333	$(11,039,709)

Equity Price	Futures Contracts	$—	$(160,511)
Equity Price	Total Return Swaps	1,227,218	(262,773)

Total		$1,227,218	$(423,284)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$72,148,250	$(91,210,582)
Foreign Exchange	Purchased Currency Options	3,194,835	$—

Total		$75,343,085	$(91,210,582)

Interest Rate	Futures Contracts	$1,182,388	$(10,203,521)
Interest Rate	Inflation Swaps (Centrally Cleared)	2,354,995	(1,348,116)
Interest Rate	Interest Rate Swaps	636,220	(962,348)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	22,282,600	(46,648,444)
Interest Rate	Purchased Interest Rate Swaptions	17,914,856	—

Total		$44,371,059	$ (59,162,429)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$2,120,584,253	$—	$2,120,584,253
Foreign Corporate Bonds	—	64,199,790	8,586,159	72,785,949
Senior Floating-Rate Loans	—	—	9,798,327	9,798,327
Sovereign Loans	—	119,405,756	—	119,405,756
Credit Linked Notes	—	15,831,129	—	15,831,129
Corporate Bonds & Notes	—	510,178	—	510,178
Asset-Backed Securities	—	48,847,684	—	48,847,684
Collateralized Mortgage Obligations	—	145,543,751	—	145,543,751
Mortgage Pass-Throughs	—	306,018,676	—	306,018,676
U.S. Treasury Obligations	—	97,377,684	—	97,377,684
Small Business Administration Loans (Interest Only)	—	35,840,781	—	35,840,781
Common Stocks	3,299,753	131,151,919 **	—	134,451,672
Short-Term Investments -
Foreign Government Securities	—	232,063,262	—	232,063,262
U.S. Treasury Obligations	—	398,062,331	—	398,062,331
Other	—	190,481,951	—	190,481,951
Purchased Currency Options	—	3,194,835	—	3,194,835
Purchased Interest Rate Swaptions	—	17,914,856	—	17,914,856
Total Investments	$3,299,753	$3,927,028,836	$18,384,486	$3,948,713,075
Forward Foreign Currency Exchange Contracts	$—	$72,148,250	$—	$72,148,250
Futures Contracts	1,182,388	—	—	1,182,388
Swap Contracts	—	56,414,431	—	56,414,431
Total	$4,482,141	$4,055,591,517	$18,384,486	$4,078,458,144

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(91,210,582)	$—	$(91,210,582)
Futures Contracts	(10,203,521)	(160,511)	—	(10,364,032)
Swap Contracts	—	(60,261,390)	—	(60,261,390)
Total	$(10,203,521)	$(151,632,483)	$—	$(161,836,004)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Global Macro Absolute Return Advantage Fund

January 31, 2019 (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Absolute Return Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2019, the value of the Fund’s investment in the Portfolio was $3,279,306,776 and the Fund owned 91.4% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Absolute Return Advantage Portfolio

January 31, 2019

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 65.6%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.1%
Republic of Albania, 5.75%, 11/12/20(1)	EUR	3,283	$4,047,891

Total Albania			$4,047,891

Argentina — 6.2%
City of Buenos Aires, 50.12%, (BADLAR + 5.00%), 1/23/22(2)	ARS	87,170	$2,270,812
City of Buenos Aires, 52.79%, (BADLAR + 3.25%), 3/29/24(2)	ARS	399,986	10,090,351
Provincia de Buenos Aires, 50.20%, (BADLAR + 3.83%), 5/31/22(2)	ARS	294,257	7,441,997
Provincia de Buenos Aires, 53.85%, (BADLAR + 3.75%), 4/12/25(1)(2)(3)	ARS	388,704	9,830,430
Republic of Argentina, 4.50%, 6/21/19	USD	3,070	3,034,200
Republic of Argentina, 6.25%, 11/9/47	EUR	100,054	87,666,410
Republic of Argentina, 6.875%, 1/11/48	USD	94,965	73,266,447
Republic of Argentina, 7.625%, 4/22/46	USD	36,680	29,944,635

Total Argentina			$223,545,282

Bahrain — 6.1%
CBB International Sukuk Co., 5.624%, 2/12/24(1)(4)	USD	3,790	$3,823,049
CBB International Sukuk Co., 6.875%, 10/5/25(1)(4)	USD	6,447	6,828,256
Kingdom of Bahrain, 6.125%, 8/1/23(1)(4)	USD	18,784	19,700,321
Kingdom of Bahrain, 6.75%, 9/20/29(1)(4)	USD	11,027	11,201,998
Kingdom of Bahrain, 7.00%, 1/26/26(1)	USD	6,828	7,245,327
Kingdom of Bahrain, 7.00%, 10/12/28(1)(4)	USD	59,533	61,750,009
Kingdom of Bahrain, 7.50%, 9/20/47(1)(4)	USD	107,299	107,364,882

Total Bahrain			$217,913,842

Barbados — 1.4%
Government of Barbados, 6.625%, 12/5/35(1)(5)	USD	29,459	$16,046,317
Government of Barbados, 7.00%, 8/4/22(1)(5)	USD	29,435	16,018,527
Government of Barbados, 7.25%, 12/15/21(1)(5)	USD	30,909	16,650,679

Total Barbados			$48,715,523

Dominican Republic — 2.5%
Dominican Republic, 8.90%, 2/15/23(1)	DOP	1,425,200	$27,416,014
Dominican Republic, 10.375%, 3/6/26(1)	DOP	913,000	17,798,266
Dominican Republic, 11.375%, 7/6/29(1)	DOP	1,782,000	36,573,093
Dominican Republic, 12.00%, 3/5/32(1)	DOP	341,000	7,307,032

Total Dominican Republic			$89,094,405

El Salvador — 4.1%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	821	$785,401
Republic of El Salvador, 6.375%, 1/18/27(1)(4)	USD	7,439	7,122,843
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	30,500	32,214,100
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	21,771	22,938,579
Republic of El Salvador, 8.625%, 2/28/29(1)(4)	USD	79,467	86,023,027

Total El Salvador			$149,083,950

1

Security	Principal Amount (000’s omitted)			Value
Iceland — 3.0%
Republic of Iceland, 5.00%, 11/15/28	ISK	3,287,060		$26,919,857
Republic of Iceland, 6.25%, 2/5/20	ISK	72,674		612,130
Republic of Iceland, 6.50%, 1/24/31	ISK	7,344,631		68,168,076
Republic of Iceland, 7.25%, 10/26/22	ISK	552,876		4,915,300
Republic of Iceland, 8.00%, 6/12/25	ISK	719,622		6,865,519

Total Iceland				$107,480,882

Indonesia — 3.7%
Indonesia Government Bond, 6.125%, 5/15/28	IDR	857,160,000		$53,279,188
Indonesia Government Bond, 7.00%, 5/15/27	IDR	294,697,000		19,541,011
Indonesia Government Bond, 7.50%, 8/15/32	IDR	63,558,000		4,167,831
Indonesia Government Bond, 7.50%, 5/15/38	IDR	728,318,000		47,558,944
Indonesia Government Bond, 8.25%, 5/15/36	IDR	94,099,000		6,596,527

Total Indonesia				$131,143,501

Kazakhstan — 0.2%
Kazakhstan Government Bond, 9.60%, 4/3/21	KZT	2,974,820		$7,973,013

Total Kazakhstan				$7,973,013

Macedonia — 3.7%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	65,611		$79,482,186
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	44,127		54,206,578
Republic of Macedonia, 5.625%, 7/26/23(1)	EUR	337		440,214

Total Macedonia				$134,128,978

Mongolia — 1.4%
Development Bank of Mongolia, LLC, 7.25%, 10/23/23(1)	USD	4,228		$4,236,460
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	7,980		7,799,764
Mongolia International Bond, 5.625%, 5/1/23(1)	USD	19,775		19,476,793
Mongolia International Bond, 8.75%, 3/9/24(1)	USD	15,714		17,296,180

Total Mongolia				$48,809,197

New Zealand — 5.1%
New Zealand Government Bond, 2.00%, 9/20/25(1)(6)	NZD	0	(7)	$79
New Zealand Government Bond, 2.50%, 9/20/35(1)(6)	NZD	104,708		84,308,758
New Zealand Government Bond, 2.50%, 9/20/40(1)(6)	NZD	105,749		86,487,052
New Zealand Government Bond, 3.00%, 9/20/30(1)(6)	NZD	16,005		13,180,633

Total New Zealand				$183,976,522

Rwanda — 0.0%(8)
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	559		$565,540

Total Rwanda				$565,540

Saudi Arabia — 0.0%(8)
Saudi International Bond, 5.00%, 4/17/49(1)	USD	832		$826,434

Total Saudi Arabia				$826,434

Serbia — 18.1%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	20,688,580		$215,373,997
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	19,788,930		206,015,844
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	48,140		466,658
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,665,610		18,538,693
Serbia Treasury Bond, 10.00%, 9/11/21	RSD	2,364,370		26,620,325
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	10,933,690		124,955,929
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	4,493,850		56,231,676

Total Serbia				$648,203,122

2

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 4.0%
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	4,874,000	$26,397,848
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,369,000	7,425,905
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	2,176,900	11,807,854
Sri Lanka Government Bond, 10.00%, 3/15/23	LKR	379,000	2,041,971
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	4,623,500	24,629,821
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	2,699,290	15,195,159
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,262,000	7,006,815
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	100,000	551,108
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	3,423,870	18,764,082
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	515,580	2,898,121
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	704,000	3,935,522
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	692,000	3,896,891
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,644,000	9,363,128
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	1,823,000	10,307,729

Total Sri Lanka			$144,221,954

Thailand — 1.4%
Thailand Government Bond, 1.25%, 3/12/28(1)(6)	THB	1,663,501	$49,638,990

Total Thailand			$49,638,990

Tunisia — 0.5%
Banque Centrale de Tunisie International Bond, 5.625%, 2/17/24(1)	EUR	18,368	$19,578,394

Total Tunisia			$19,578,394

Turkey — 2.1%
Republic of Turkey, 5.20%, 2/16/26	EUR	16,307	$19,191,337
Republic of Turkey, 6.00%, 3/25/27(4)	USD	27,000	26,079,408
Republic of Turkey, 6.125%, 10/24/28(4)	USD	30,757	29,552,802

Total Turkey			$74,823,547

Ukraine — 2.0%
Ukraine Government International Bond, 9.75%, 11/1/28(1)(4)	USD	70,904	$70,549,480

Total Ukraine			$70,549,480

Total Foreign Government Bonds (identified cost $2,416,822,575)			$2,354,320,447

Foreign Corporate Bonds — 2.6%

Security	Principal Amount (000’s omitted)		Value
China — 1.1%
21Vianet Group, Inc., 7.00%, 8/17/20(1)(4)	USD	10,231	$10,167,056
China Evergrande Group, 8.75%, 6/28/25(1)(4)	USD	4,610	4,109,313
CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(1)(4)	USD	5,377	5,164,673
Country Garden Holdings Co., Ltd., 4.75%, 1/17/23(1)(4)	USD	1,310	1,218,179
Country Garden Holdings Co., Ltd., 7.25%, 4/4/21(1)(4)	USD	2,410	2,445,073
eHi Car Services, Ltd., 5.875%, 8/14/22(1)(4)	USD	3,476	3,022,851
KWG Group Holdings, Ltd., 6.00%, 9/15/22(1)(4)	USD	7,375	6,974,176
Logan Property Holdings Co., Ltd., 5.25%, 2/23/23(1)(4)	USD	2,950	2,631,843
Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(1)(4)	USD	1,791	1,777,129
Times China Holdings, Ltd., 6.25%, 1/17/21(1)(4)	USD	2,868	2,839,062

Total China			$40,349,355

3

Security	Principal Amount (000’s omitted)		Value
Colombia — 0.2%
Frontera Energy Corp., 9.70%, 6/25/23(1)	USD	7,810	$7,888,100

Total Colombia			$7,888,100

Ecuador — 0.0%(8)
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 8.443%, (3 mo. USD LIBOR + 5.63%), 9/24/19(1)(2)	USD	784	$787,476

Total Ecuador			$787,476

Honduras — 0.3%
Inversiones Atlantida SA, 8.25%, 7/28/22(1)	USD	11,726	$11,843,260

Total Honduras			$11,843,260

Iceland — 0.6%
Heimavellir HF, 7.91%, 4/25/23(9)	ISK	1,963,167	$16,257,259
WOW Air HF, 9.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(2)	EUR	5,500	6,130,046

Total Iceland			$22,387,305

Indonesia — 0.1%
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	27,880,000	$1,882,371

Total Indonesia			$1,882,371

Mongolia — 0.1%
Trade and Development Bank of Mongolia, LLC, 9.375%, 5/19/20(1)	USD	3,258	$3,402,518

Total Mongolia			$3,402,518

Singapore — 0.2%
ABJA Investment Co. Pte., Ltd., 5.45%, 1/24/28(1)(4)	USD	7,008	$6,339,598

Total Singapore			$6,339,598

Total Foreign Corporate Bonds (identified cost $98,628,796)			$94,879,983

Sovereign Loans — 4.1%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.2%
Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(5)(10)		$21,920	$7,585,416

Total Barbados			$7,585,416

Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 6.28%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(2)(10)		$6,467	$6,270,326

Total Ethiopia			$6,270,326

Kenya — 0.1%
Government of Kenya, Term Loan, 7.57%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(2)		$3,134	$3,134,000

Total Kenya			$3,134,000

4

Borrower	Principal Amount (000’s omitted)		Value
Tanzania — 3.6%
Government of the United Republic of Tanzania, Term Loan, 8.09%, (6 mo. USD LIBOR + 5.20%), Maturing May 23, 2023(2)		$77,850	$77,019,574
Government of the United Republic of Tanzania, Term Loan, 8.11%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(2)		50,800	50,894,285

Total Tanzania			$127,913,859

Total Sovereign Loans (identified cost $159,265,221)			$144,903,601

Credit Linked Notes — 0.1%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.1%
Desarrolladora Energética SA (Deutsche Bank AG), 9.50%, 7/27/20(3)(11)		$3,000	$2,820,000

Total Argentina			$2,820,000

Total Credit Linked Notes (identified cost $3,023,336)			$2,820,000

Senior Floating-Rate Loans — 1.2%
Iceland — 0.9%
Almenna Leigufelagid EHF, Term Loan, 6.75%, Maturing December 21, 2027(9)(12)	ISK	4,000,000	$33,029,270

Total Iceland			$33,029,270

Turkey — 0.3%
Akbank T.A.S., Term Loan, 1.90%, (3 mo. EURIBOR + 1.90%), 10/6/19(2)(9)	EUR	11,200	$12,661,835

Total Turkey			$12,661,835

Total Senior Floating-Rate Loans (identified cost $51,911,698)			$45,691,105

Collateralized Mortgage Obligations — 1.3%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Interest Only:(13)
Series 362, Class C6, 3.50%, 12/15/47		$33,232	$6,388,003
Series 362, Class C11, 4.00%, 12/15/47		15,345	2,957,828
Series 2770, Class SH, 4.591%, (7.10% - 1 mo. USD LIBOR), 3/15/34(14)		1,671	298,927
Series 4791, Class JI, 4.00%, 5/15/48		62,404	13,053,067

			$22,697,825

Federal National Mortgage Association:
Interest Only:(14)
Series 424, Class C8, 3.50%, 2/25/48		$47,019	$9,067,604
Series 2010-67, Class BI, 5.50%, 6/25/25		71	1,622
Series 2010-109, Class PS, 4.09%, (6.60% - 1 mo. USD LIBOR), 10/25/40(14)		3,953	650,529
Series 2018-21, Class IO, 3.00%, 4/25/48		48,873	8,779,946
Series 2018-45, Class GI, 4.00%, 6/25/48		15,174	3,293,904
Series 2018-58, Class BI, 4.00%, 8/25/48		8,651	1,667,855

			$23,461,460

Total Collateralized Mortgage Obligations (identified cost $50,471,099)			$46,159,285

5

Small Business Administration Loans (Interest Only)(15) — 1.4%

Security	Principal Amount (000’s omitted)	Value
1.63%, 11/20/42	$1,265	$89,686
1.88%, 10/30/42 to 12/28/42	11,036	857,928
2.13%, 1/25/43	1,740	151,882
2.24%, 8/15/40	64,245	5,697,086
2.38%, 11/30/42 to 3/1/43	6,302	623,919
2.48%, 10/12/42	260	26,101
2.63%, 10/27/42 to 3/22/43	11,825	1,316,577
2.803%, 10/1/40	136,755	15,949,131
2.88%, 10/27/42 to 2/13/43	10,673	1,327,933
3.028%, 10/12/39	143,242	17,804,357
3.13%, 12/11/42 to 2/15/43	7,743	1,057,964
3.134%, 10/12/42	1,047	132,191
3.38%, 12/18/42	681	105,776
3.63%, 10/27/42 to 3/28/43	23,150	3,731,433
3.634%, 11/22/42	3,269	519,997

Total Small Business Administration Loans (Interest Only) (identified cost $49,877,145)		$49,391,961

Common Stocks — 6.2%

Security	Shares	Value
Canada — 0.2%
Turquoise Hill Resources, Ltd.(16)	3,648,700	$6,093,329

Total Canada		$6,093,329

Cyprus — 0.3%
Bank of Cyprus Holdings PLC(16)	8,424,416	$10,844,482

Total Cyprus		$10,844,482

Iceland — 3.3%
Arion Banki HF(3)	34,319,530	$22,703,465
Eik Fasteignafelag HF(16)	124,381,305	8,944,423
Eimskipafelag Islands HF	8,699,370	14,982,613
Hagar HF	37,380,455	13,969,316
Heimavellir HF(16)	143,296,854	1,367,701
N1 HF(16)	6,155,300	5,918,356
Reginn HF(16)	46,771,138	8,477,861
Reitir Fasteignafelag HF	24,311,513	14,862,622
Siminn HF	569,956,740	17,901,259
Sjova-Almennar Tryggingar HF	62,775,590	7,652,096
Tryggingamidstodin HF	14,035,759	3,250,624

Total Iceland		$120,030,336

Mongolia — 0.0%(8)
Mongolian Mining Corp.(16)	54,988,000	$940,447

Total Mongolia		$940,447

Serbia — 0.1%
Komercijalna Banka AD Beograd(16)	91,575	$2,171,247

Total Serbia		$2,171,247

6

Security	Shares	Value
Singapore — 0.6%
Yoma Strategic Holdings, Ltd.	79,369,266	$20,083,632

Total Singapore		$20,083,632

South Korea — 0.1%
Samsung Electronics Co., Ltd.	62,750	$2,616,305

Total South Korea		$2,616,305

Vietnam — 1.6%
Bank for Foreign Trade of Vietnam JSC	1,526,750	$3,754,734
Bank for Investment and Development of Vietnam JSC(16)	845,160	1,156,146
Bao Viet Holdings	283,140	1,130,433
Binh Minh Plastics JSC	460,800	917,395
Coteccons Construction JSC	239,670	1,396,565
Danang Rubber JSC	120,210	112,990
Domesco Medical Import Export JSC	195,910	634,298
FPT Corp.	31,004	58,109
HA TIEN 1 Cement JSC	388,990	262,753
Ho Chi Minh City Infrastructure Investment JSC(16)	1,400,400	1,392,362
Hoa Phat Group JSC(16)	2,196,838	2,633,061
Hoa Sen Group	280,995	80,269
KIDO Group Corp.	673,920	582,803
Kinh Bac City Development Share Holding Corp.(16)	921,600	562,399
Masan Group Corp.(16)	1,399,400	4,706,183
Mobile World Investment Corp.	372,000	1,333,688
PetroVietnam Drilling & Well Services JSC(16)	465,230	328,828
PetroVietnam Fertilizer & Chemical JSC	695,170	681,565
PetroVietnam Gas JSC	297,000	1,130,572
PetroVietnam Nhon Trach 2 Power JSC	1,590,240	2,004,958
PetroVietnam Technical Services Corp.	1,207,281	964,951
Pha Lai Thermal Power JSC	400,170	391,372
Refrigeration Electrical Engineering Corp.	703,160	1,025,685
Saigon - Hanoi Commercial Joint Stock Bank(16)	1,719,602	531,751
Saigon Thuong Tin Commercial JSB(16)	2,163,900	1,153,749
SSI Securities Corp.	1,202,580	1,360,869
Tan Tao Investment & Industry JSC(16)	1,920,000	224,644
Viet Capital Securities JSC	806,139	1,261,271
Vietnam Dairy Products JSC	984,480	5,736,837
Vietnam Joint Stock Commercial Bank for Industry and Trade(16)	216,000	184,568
Vietnam Prosperity JSC Bank(16)	1,851,282	1,622,902
Vietnam Technological & Commercial Joint Stock Bank(16)	1,408,200	1,721,174
Vingroup JSC(16)	3,896,490	17,488,954

Total Vietnam		$58,528,838

Total Common Stocks (identified cost $264,343,137)		$221,308,616

Warrants — 0.0%

Security	Shares	Value
Almenna Leigufelagid EHF, Exp. 1/25/22, Strike ISK 10.95(9)(16)	22,753,484	$0

Total Warrants (identified cost $0)		$0

7

Short-Term Investments — 16.6%

Foreign Government Securities — 5.5%

Security	Principal Amount (000’s omitted)		Value
Egypt — 4.5%
Egypt Treasury Bill, 0.00%, 4/2/19	EGP	47,250	$2,608,339
Egypt Treasury Bill, 0.00%, 4/16/19	EGP	500,700	27,449,377
Egypt Treasury Bill, 0.00%, 4/23/19	EGP	699,275	38,009,433
Egypt Treasury Bill, 0.00%, 6/4/19	EGP	322,950	17,334,414
Egypt Treasury Bill, 0.00%, 7/23/19	EGP	889,225	46,314,137
Egypt Treasury Bill, 0.00%, 7/30/19	EGP	303,300	15,746,211
Egypt Treasury Bill, 0.00%, 8/6/19	EGP	312,625	16,178,078

Total Egypt			$163,639,989

Georgia — 1.0%
Bank of Georgia Promissory Note, 7.40%, 5/17/19	GEL	5,816	$2,189,596
Bank of Georgia Promissory Note, 7.40%, 5/21/19	GEL	3,409	1,283,401
Bank of Georgia Promissory Note, 7.40%, 5/23/19	GEL	3,442	1,295,875
Bank of Georgia Promissory Note, 7.40%, 5/27/19	GEL	5,753	2,165,668
Bank of Georgia Promissory Note, 7.40%, 5/28/19	GEL	2,343	882,192
Bank of Georgia Promissory Note, 7.40%, 5/30/19	GEL	4,680	1,761,845
Bank of Georgia Promissory Note, 7.40%, 6/3/19	GEL	4,530	1,705,302
Bank of Georgia Promissory Note, 7.40%, 6/18/19	GEL	2,324	874,559
Bank of Georgia Promissory Note, 7.40%, 6/24/19	GEL	1,869	703,404
Bank of Georgia Promissory Note, 7.40%, 6/26/19	GEL	2,120	797,847
Bank of Georgia Promissory Note, 7.40%, 7/1/19	GEL	2,808	1,056,551
Bank of Georgia Promissory Note, 7.40%, 7/2/19	GEL	3,750	1,411,025
Bank of Georgia Promissory Note, 7.59%, 6/4/19	GEL	5,123	1,929,711
Bank of Georgia Promissory Note, 7.59%, 6/6/19	GEL	8,584	3,233,281
Bank of Georgia Promissory Note, 7.59%, 6/10/19	GEL	2,785	1,049,056
Bank of Georgia Promissory Note, 7.59%, 6/14/19	GEL	4,096	1,542,582
Bank of Georgia Promissory Note, 7.59%, 6/19/19	GEL	1,804	679,252
Bank of Georgia Promissory Note, 7.59%, 6/21/19	GEL	3,605	1,357,881
Bank of Georgia Promissory Note, 7.59%, 6/25/19	GEL	3,448	1,298,522
Georgia Treasury Bill, 0.00%, 5/16/19	GEL	7,540	2,785,540
Georgia Treasury Bill, 0.00%, 6/13/19	GEL	8,050	2,954,244
Georgia Treasury Bill, 0.00%, 7/18/19	GEL	4,685	1,714,923

Total Georgia			$34,672,257

Total Foreign Government Securities (identified cost $196,034,954)			$198,312,246

8

U.S. Treasury Obligations — 3.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/14/19(17)	$36,000	$35,969,580
U.S. Treasury Bill, 0.00%, 3/21/19(17)	100,000	99,687,067

Total U.S. Treasury Obligations (identified cost $135,656,647)		$135,656,647

Other — 7.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(18)	261,235,206	$261,235,206

Total Other (identified cost $261,218,488)		$261,235,206

Total Short-Term Investments (identified cost $592,910,089)		$595,204,099

Total Purchased Options and Swaptions — 1.1% (identified cost $41,609,018)		$39,750,371

Total Investments — 100.2% (identified cost $3,728,862,114)		$3,594,429,468

Other Assets, Less Liabilities — (0.2)%		$(5,662,192)

Net Assets — 100.0%		$3,588,767,276

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $1,099,252,254 or 30.6% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2019.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $35,353,895 or 1.0% of the Portfolio’s net assets.

(4)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(5)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Principal amount is less than $500.

9

(8)	Amount is less than 0.05%.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(11)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Deutsche Bank AG) in addition to the market risk of the underlying security.

(12)	Fixed-rate loan.

(13)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(14)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2019.

(15)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(16)	Non-income producing security.

(17)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(18)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $2,878,992.

Purchased Currency Options — 0.1%

Description	Counterparty	Notional Amount		Exercise Price	Expiration Date	Value
Call GBP/Put USD	Goldman Sachs International	GBP	110,950,000	USD 1.31	7/22/19	$5,291,323
Call SEK/Put EUR	BNP Paribas	EUR	47,210,000	SEK 9.96	4/15/19	39,069
Call SEK/Put EUR	BNP Paribas	EUR	30,685,000	SEK 9.96	4/15/19	25,393
Call SEK/Put EUR	Citibank, N.A.	EUR	70,810,000	SEK 9.58	4/12/19	17,507
Call SEK/Put EUR	Citibank, N.A.	EUR	47,190,000	SEK 9.96	4/12/19	36,297
Call SEK/Put EUR	Citibank, N.A.	EUR	23,610,000	SEK 9.96	4/12/19	18,160
Call SEK/Put EUR	Citibank, N.A.	EUR	23,610,000	SEK 9.96	4/12/19	18,160
Call SEK/Put EUR	Deutsche Bank AG	EUR	61,370,000	SEK 9.56	4/23/19	17,069
Call SEK/Put EUR	Deutsche Bank AG	EUR	49,350,000	SEK 9.56	4/23/19	13,726

Total						$5,476,704

10

Purchased Interest Rate Swaptions — 1.0%

Description	Counterparty	Notional Amount	Expiration Date	Value
Option to enter into interest rate swap expiring 7/3/38 to pay 3-month USD-LIBOR Rate and receive 3.00%	Bank of America, N.A.	$137,074,000	6/29/28	$7,958,778
Option to enter into interest rate swap expiring 7/3/38 to receive 3-month USD-LIBOR Rate and pay 3.00%	Bank of America, N.A.	137,074,000	6/29/28	7,745,494
Option to enter into interest rate swap expiring 7/6/38 to receive 3-month USD-LIBOR Rate and pay 3.01%	Morgan Stanley & Co. International PLC	55,410,000	7/3/28	3,113,264
Option to enter into interest rate swap expiring 7/6/38 to pay 3-month USD-LIBOR Rate and receive 3.01%	Morgan Stanley & Co. International PLC	55,410,000	7/3/28	3,236,728
Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.98%	Morgan Stanley & Co. International PLC	55,409,000	7/5/28	3,169,441
Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.98%	Morgan Stanley & Co. International PLC	55,409,000	7/5/28	3,181,577
Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR Rate and pay 2.99%	Goldman Sachs International	51,200,000	7/5/28	2,910,409
Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR Rate and receive 2.99%	Goldman Sachs International	51,200,000	7/5/28	2,957,976

Total				$34,273,667

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	3,744,045	RON	18,075,500	BNP Paribas	2/1/19	$—	$(83,005)
EUR	18,837,156	RON	91,102,139	BNP Paribas	2/1/19	—	(456,313)
EUR	39,612,963	RON	191,598,000	Citibank, N.A.	2/1/19	—	(963,896)
EUR	8,070,104	RON	39,047,200	Deutsche Bank AG	2/1/19	—	(199,782)
EUR	38,412,000	USD	43,563,433	Standard Chartered Bank	2/1/19	402,925	—
EUR	79,909,366	USD	91,300,446	Standard Chartered Bank	2/1/19	163,778	—
EUR	10,043,500	USD	11,402,787	Standard Chartered Bank	2/1/19	92,998	—
EUR	20,842,567	USD	23,813,675	Standard Chartered Bank	2/1/19	42,718	—
EUR	14,733,967	USD	16,829,137	Standard Chartered Bank	2/1/19	35,355	—
EUR	14,211,866	USD	16,242,031	Standard Chartered Bank	2/1/19	24,864	—
EUR	3,386,002	USD	3,851,712	Standard Chartered Bank	2/1/19	23,904	—
EUR	1,480,000	USD	1,683,559	Standard Chartered Bank	2/1/19	10,448	—
EUR	3,386,002	USD	3,868,676	Standard Chartered Bank	2/1/19	6,940	—
EUR	1,690,000	USD	1,928,628	Standard Chartered Bank	2/1/19	5,745	—
EUR	6,002,000	USD	6,892,697	Standard Chartered Bank	2/1/19	—	(22,810)
EUR	6,108,600	USD	7,028,280	Standard Chartered Bank	2/1/19	—	(36,379)
EUR	8,070,000	USD	9,576,177	Standard Chartered Bank	2/1/19	—	(339,258)
GBP	55,450,000	USD	72,428,790	Citibank, N.A.	2/1/19	299,389	—
NZD	14,154,000	USD	9,658,690	Citibank, N.A.	2/1/19	124,557	—
NZD	846,000	USD	577,310	Citibank, N.A.	2/1/19	7,445	—
RON	112,404,000	EUR	23,640,608	BNP Paribas	2/1/19	106,459	—
RON	52,616,839	EUR	11,073,965	Citibank, N.A.	2/1/19	41,037	—
RON	7,891,500	EUR	1,689,569	Citibank, N.A.	2/1/19	—	(26,684)
RON	13,368,500	EUR	2,860,883	Citibank, N.A.	2/1/19	—	(43,703)
RON	65,814,000	EUR	14,003,774	Citibank, N.A.	2/1/19	—	(122,968)
RON	87,728,000	EUR	18,453,513	The Toronto-Dominion Bank	2/1/19	79,978	—
USD	94,462,460	EUR	79,909,366	Standard Chartered Bank	2/1/19	2,998,235	—
USD	24,638,415	EUR	20,842,567	Standard Chartered Bank	2/1/19	782,022	—

11

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,332,631	EUR	1,160,424	Standard Chartered Bank	2/1/19	$4,410	$—
USD	1,690,974	EUR	1,480,000	Standard Chartered Bank	2/1/19	—	(3,033)
USD	1,930,910	EUR	1,690,000	Standard Chartered Bank	2/1/19	—	(3,464)
USD	3,868,676	EUR	3,386,002	Standard Chartered Bank	2/1/19	—	(6,940)
USD	3,867,491	EUR	3,386,002	Standard Chartered Bank	2/1/19	—	(8,125)
USD	6,857,585	EUR	6,002,000	Standard Chartered Bank	2/1/19	—	(12,301)
USD	6,979,381	EUR	6,108,600	Standard Chartered Bank	2/1/19	—	(12,520)
USD	9,220,379	EUR	8,070,000	Standard Chartered Bank	2/1/19	—	(16,540)
USD	11,475,201	EUR	10,043,500	Standard Chartered Bank	2/1/19	—	(20,585)
USD	16,237,768	EUR	14,211,866	Standard Chartered Bank	2/1/19	—	(29,128)
USD	16,834,294	EUR	14,733,967	Standard Chartered Bank	2/1/19	—	(30,198)
USD	43,887,631	EUR	38,412,000	Standard Chartered Bank	2/1/19	—	(78,727)
USD	236,583	GBP	181,000	Standard Chartered Bank	2/1/19	—	(816)
USD	72,259,970	GBP	55,269,000	Standard Chartered Bank	2/1/19	—	(230,810)
USD	556,638	NZD	846,000	HSBC Bank USA, N.A.	2/1/19	—	(28,118)
USD	9,312,822	NZD	14,154,000	HSBC Bank USA, N.A.	2/1/19	—	(470,424)
AUD	52,590,000	USD	37,291,569	Australia and New Zealand Banking Group Limited	2/4/19	936,103	—
BRL	259,770,579	USD	69,970,149	Standard Chartered Bank	2/4/19	1,254,511	—
BRL	177,491,000	USD	48,602,371	Standard Chartered Bank	2/4/19	62,632	—
BRL	82,279,579	USD	22,530,622	UBS AG	2/4/19	29,034	—
COP	65,148,969,319	USD	20,621,330	Bank of America, N.A.	2/4/19	360,624	—
COP	10,700,283,319	USD	3,434,311	Bank of America, N.A.	2/4/19	11,835	—
COP	53,496,296,000	USD	16,999,681	JPMorgan Chase Bank, N.A.	2/4/19	229,400	—
COP	160,895,465,000	USD	51,640,230	Standard Chartered Bank	2/4/19	177,955	—
COP	53,949,488,000	USD	17,298,710	Standard Chartered Bank	2/4/19	76,326	—
COP	999,005,000	USD	320,636	Standard Chartered Bank	2/4/19	1,105	—
NZD	2,939,000	USD	2,034,670	Citibank, N.A.	2/4/19	—	(3,233)
NZD	53,629,000	USD	37,127,357	Citibank, N.A.	2/4/19	—	(58,985)
USD	38,259,225	AUD	52,590,000	Citibank, N.A.	2/4/19	31,553	—
USD	71,132,994	BRL	259,770,579	Standard Chartered Bank	2/4/19	—	(91,666)
USD	47,796,149	BRL	177,491,000	Standard Chartered Bank	2/4/19	—	(868,854)
USD	22,118,166	BRL	82,279,579	UBS AG	2/4/19	—	(441,490)
USD	3,382,954	COP	10,700,283,319	Bank of America, N.A.	2/4/19	—	(63,192)
USD	20,909,898	COP	65,148,969,319	Bank of America, N.A.	2/4/19	—	(72,057)
USD	17,169,912	COP	53,496,296,000	JPMorgan Chase Bank, N.A.	2/4/19	—	(59,168)
USD	312,387	COP	999,005,000	Standard Chartered Bank	2/4/19	—	(9,354)
USD	17,315,367	COP	53,949,488,000	Standard Chartered Bank	2/4/19	—	(59,670)
USD	49,553,411	COP	160,895,465,000	Standard Chartered Bank	2/4/19	—	(2,264,774)
USD	1,920,651	NZD	2,939,000	Australia and New Zealand Banking Group Limited	2/4/19	—	(110,786)
USD	35,046,820	NZD	53,629,000	Australia and New Zealand Banking Group Limited	2/4/19	—	(2,021,552)
USD	9,433,410	UYU	306,350,000	Citibank, N.A.	2/4/19	2,904	—
USD	3,339,329	UYU	115,574,161	Citibank, N.A.	2/4/19	—	(218,442)
USD	5,534,547	UYU	190,775,839	Citibank, N.A.	2/4/19	—	(338,189)
UYU	115,574,161	USD	3,558,866	Citibank, N.A.	2/4/19	—	(1,096)
UYU	190,775,839	USD	5,874,545	Citibank, N.A.	2/4/19	—	(1,808)
UYU	306,350,000	USD	9,737,762	Citibank, N.A.	2/4/19	—	(307,256)
EUR	6,515,325	RSD	773,825,105	Citibank, N.A.	2/5/19	—	(21,390)
EUR	11,927,051	RSD	1,415,490,512	Citibank, N.A.	2/5/19	—	(28,667)
RSD	144,386,640	EUR	1,215,171	Citibank, N.A.	2/5/19	4,577	—
RSD	1,460,928,977	EUR	12,338,927	Citibank, N.A.	2/5/19	—	(3,617)
RSD	584,000,000	EUR	4,936,602	Citibank, N.A.	2/5/19	—	(6,219)
COP	91,278,353,000	USD	28,668,995	UBS AG	2/6/19	725,678	—

12

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	25,959,364	RSD	3,089,114,964	Citibank, N.A.	2/6/19	$—	$(139,935)
RSD	1,079,444,000	EUR	9,079,160	Citibank, N.A.	2/6/19	39,675	—
EUR	2,727,644	USD	3,133,640	UBS AG	2/7/19	—	(10,797)
KRW	20,822,673,333	USD	18,732,164	Deutsche Bank AG	2/7/19	—	(17,677)
KRW	20,822,673,333	USD	18,683,484	Standard Chartered Bank	2/7/19	31,003	—
USD	23,841,636	EUR	20,426,700	UBS AG	2/7/19	455,381	—
USD	1,164,643	EUR	997,826	UBS AG	2/7/19	22,245	—
USD	120,360	EUR	103,121	UBS AG	2/7/19	2,299	—
USD	18,444,485	EUR	16,262,970	UBS AG	2/7/19	—	(174,772)
USD	18,656,303	KRW	20,822,673,333	Deutsche Bank AG	2/7/19	—	(58,183)
USD	18,732,164	KRW	20,822,673,333	Standard Chartered Bank	2/7/19	17,677	—
USD	8,650,610	ZAR	124,546,000	Barclays Bank PLC	2/7/19	—	(736,180)
EUR	8,669,249	RON	41,400,000	Standard Chartered Bank	2/8/19	—	(77,491)
TRY	382,820,000	USD	72,151,231	Standard Chartered Bank	2/8/19	1,646,249	—
TRY	28,212,000	USD	5,183,362	Standard Chartered Bank	2/8/19	255,159	—
USD	404,992	COP	1,295,509,000	Standard Chartered Bank	2/8/19	—	(12,169)
USD	64,419,433	COP	209,423,615,000	Standard Chartered Bank	2/8/19	—	(3,016,120)
AUD	18,700,000	USD	13,655,301	Australia and New Zealand Banking Group Limited	2/11/19	—	(60,962)
COP	10,700,283,319	USD	3,381,885	Bank of America, N.A.	2/11/19	63,218	—
EUR	13,917,315	RSD	1,652,542,000	Citibank, N.A.	2/11/19	—	(33,531)
ILS	460,730,000	USD	126,595,043	JPMorgan Chase Bank, N.A.	2/11/19	194,047	—
KZT	748,821,163	USD	1,975,781	Citibank, N.A.	2/11/19	—	(9,907)
RSD	660,000,000	EUR	5,551,817	Citibank, N.A.	2/11/19	20,888	—
TRY	76,301,987	USD	14,356,422	Goldman Sachs International	2/11/19	327,800	—
TRY	21,018,013	USD	3,798,425	Standard Chartered Bank	2/11/19	246,466	—
UGX	4,905,440,000	USD	1,197,910	Citibank, N.A.	2/11/19	137,582	—
USD	4,000,000	COP	12,608,000,000	Standard Chartered Bank	2/11/19	—	(59,319)
USD	57,334,602	COP	183,779,836,000	Standard Chartered Bank	2/11/19	—	(1,835,837)
USD	12,425,641	ILS	46,037,000	JPMorgan Chase Bank, N.A.	2/11/19	—	(243,361)
USD	111,133,056	ILS	414,693,000	JPMorgan Chase Bank, N.A.	2/11/19	—	(2,987,032)
USD	5,875,209	KZT	2,165,601,955	Deutsche Bank AG	2/11/19	189,871	—
USD	4,965,836	KZT	1,882,300,000	Goldman Sachs International	2/11/19	24,248	—
USD	13,586,200	NZD	20,000,000	Australia and New Zealand Banking Group Limited	2/11/19	—	(240,202)
SEK	166,921,000	EUR	16,259,516	Citibank, N.A.	2/12/19	—	(163,832)
USD	7,120,440	ZAR	98,240,000	Citibank, N.A.	2/12/19	—	(279,539)
CZK	87,562,000	EUR	3,381,327	Citibank, N.A.	2/13/19	18,676	—
USD	7,280,676	UYU	247,834,223	JPMorgan Chase Bank, N.A.	2/13/19	—	(336,830)
USD	8,478,087	ZAR	122,223,300	Goldman Sachs International	2/13/19	—	(727,385)
UYU	247,834,223	USD	7,786,184	Citibank, N.A.	2/13/19	—	(168,677)
ZAR	56,000,000	USD	4,011,859	Goldman Sachs International	2/13/19	205,883	—
COP	50,581,980,000	USD	15,496,788	UBS AG	2/14/19	786,760	—
EUR	1,565,434	RON	7,554,000	Deutsche Bank AG	2/14/19	—	(31,618)
EUR	2,608,085	RON	12,581,400	Deutsche Bank AG	2/14/19	—	(51,732)
EUR	2,088,164	RON	10,075,600	Standard Chartered Bank	2/14/19	—	(41,974)
EUR	831,787	USD	951,605	Deutsche Bank AG	2/14/19	1,255	—
EUR	12,527,858	USD	14,352,916	Deutsche Bank AG	2/14/19	—	(1,514)
EUR	2,065,225	USD	2,375,122	Deutsche Bank AG	2/14/19	—	(9,285)
NOK	159,735,000	EUR	16,397,035	The Toronto-Dominion Bank	2/14/19	164,783	—
UGX	6,873,248,000	USD	1,770,087	Standard Chartered Bank	2/14/19	99,692	—
USD	41,467,589	EUR	35,410,000	Deutsche Bank AG	2/14/19	903,341	—
AUD	24,700,000	USD	17,820,227	Standard Chartered Bank	2/15/19	137,061	—
NZD	50,654	USD	34,252	Standard Chartered Bank	2/15/19	769	—
UGX	6,944,382,000	USD	1,773,789	Standard Chartered Bank	2/15/19	114,857	—
USD	18,503,657	NZD	27,364,347	Standard Chartered Bank	2/15/19	—	(415,587)

13

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	16,203,255	RON	78,148,300	JPMorgan Chase Bank, N.A.	2/19/19	$—	$(307,289)
EUR	7,145,449	RSD	848,665,000	JPMorgan Chase Bank, N.A.	2/19/19	—	(13,677)
EUR	9,702,324	RSD	1,152,345,000	JPMorgan Chase Bank, N.A.	2/19/19	—	(18,571)
SEK	173,875,000	EUR	16,936,896	Citibank, N.A.	2/19/19	—	(171,499)
TRY	100,892,500	USD	18,172,280	Standard Chartered Bank	2/19/19	1,157,569	—
USD	13,085,330	ARS	501,298,987	BNP Paribas	2/19/19	—	(141,806)
USD	17,669,486	ARS	676,918,000	BNP Paribas	2/19/19	—	(191,484)
USD	8,036,963	EUR	7,037,090	Standard Chartered Bank	2/19/19	—	(27,838)
USD	15,317,977	ZAR	210,945,000	Citibank, N.A.	2/19/19	—	(558,737)
AUD	22,233,995	USD	16,265,613	Australia and New Zealand Banking Group Limited	2/20/19	—	(99,878)
EUR	20,896,580	RON	100,826,000	BNP Paribas	2/20/19	—	(403,761)
EUR	14,621,131	RON	70,576,200	Deutsche Bank AG	2/20/19	—	(289,571)
USD	9,466,404	NZD	13,806,567	Australia and New Zealand Banking Group Limited	2/20/19	—	(80,306)
USD	20,262,867	NZD	29,553,000	Australia and New Zealand Banking Group Limited	2/20/19	—	(171,895)
EUR	15,460,064	USD	17,497,391	Goldman Sachs International	2/21/19	223,480	—
EUR	39,155,534	USD	44,819,774	Goldman Sachs International	2/21/19	61,683	—
EUR	15,821,593	USD	18,091,565	Goldman Sachs International	2/21/19	43,704	—
EUR	7,737,055	USD	8,832,545	Goldman Sachs International	2/21/19	35,941	—
EUR	7,141,157	USD	8,168,055	Goldman Sachs International	2/21/19	17,391	—
EUR	4,434,534	USD	5,072,153	Goldman Sachs International	2/21/19	10,866	—
EUR	5,063,216	USD	5,797,459	Goldman Sachs International	2/21/19	6,179	—
EUR	2,890,025	USD	3,308,558	Goldman Sachs International	2/21/19	4,090	—
EUR	930,834	USD	1,070,739	Goldman Sachs International	2/21/19	—	(3,784)
EUR	2,779,000	USD	3,198,490	Goldman Sachs International	2/21/19	—	(13,102)
EUR	2,780,000	USD	3,199,641	Goldman Sachs International	2/21/19	—	(13,107)
EUR	17,691,073	USD	20,303,868	Goldman Sachs International	2/21/19	—	(25,735)
EUR	4,947,907	USD	5,698,257	Goldman Sachs International	2/21/19	—	(26,791)
EUR	8,029,000	USD	9,240,978	Goldman Sachs International	2/21/19	—	(37,854)
EUR	2,762,000	USD	3,238,086	Goldman Sachs International	2/21/19	—	(72,184)
EUR	6,626,000	USD	7,768,124	Goldman Sachs International	2/21/19	—	(173,168)
USD	121,857,990	EUR	103,941,580	Goldman Sachs International	2/21/19	2,716,480	—
USD	45,904,773	EUR	39,155,534	Goldman Sachs International	2/21/19	1,023,317	—
USD	106,432	EUR	90,784	Goldman Sachs International	2/21/19	2,373	—
USD	906,008	EUR	796,830	Goldman Sachs International	2/21/19	—	(7,347)
USD	5,256,674	EUR	4,597,112	Goldman Sachs International	2/21/19	—	(12,699)
USD	23,583,948	EUR	20,829,000	Goldman Sachs International	2/21/19	—	(290,988)
EUR	14,630,554	RON	70,629,000	Citibank, N.A.	2/22/19	—	(287,841)
EUR	9,372,848	RON	44,910,000	Deutsche Bank AG	2/22/19	—	(102,902)
EUR	13,057,666	RON	63,062,000	Deutsche Bank AG	2/22/19	—	(263,204)
EUR	5,561,844	RON	26,634,000	Standard Chartered Bank	2/22/19	—	(57,300)
EUR	29,243,490	USD	33,367,992	Deutsche Bank AG	2/22/19	154,756	—
EUR	1,977,057	USD	2,254,566	Deutsche Bank AG	2/22/19	11,797	—
EUR	1,682,481	USD	1,924,432	Deutsche Bank AG	2/22/19	4,250	—
EUR	3,024,438	USD	3,466,036	Deutsche Bank AG	2/22/19	974	—
USD	13,463,021	EUR	11,798,904	Deutsche Bank AG	2/22/19	—	(62,440)
USD	16,222,978	EUR	14,217,712	Deutsche Bank AG	2/22/19	—	(75,240)
USD	48,221,389	EUR	42,260,910	Deutsche Bank AG	2/22/19	—	(223,644)
USD	18,947,041	ZAR	262,675,000	Credit Agricole Corporate and Investment Bank	2/22/19	—	(816,278)
EUR	7,145,448	RSD	849,165,000	JPMorgan Chase Bank, N.A.	2/25/19	—	(14,299)

14

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
GBP	55,450,000	USD	71,764,222	Citibank, N.A.	2/25/19	$1,042,123	$—
UGX	14,600,514,000	USD	3,919,075	Citibank, N.A.	2/25/19	41,618	—
USD	72,516,401	GBP	55,450,000	Citibank, N.A.	2/25/19	—	(289,944)
USD	6,308,495	NZD	9,283,000	Citibank, N.A.	2/25/19	—	(111,072)
USD	14,943,175	NZD	21,989,000	Citibank, N.A.	2/25/19	—	(263,100)
EGP	163,263,000	USD	8,882,644	Citibank, N.A.	2/26/19	283,538	—
USD	15,158,484	MYR	63,605,000	Goldman Sachs International	2/26/19	—	(411,419)
USD	22,043,126	MYR	92,515,000	UBS AG	2/26/19	—	(603,672)
USD	13,366,821	QAR	49,230,000	Standard Chartered Bank	2/26/19	—	(113,108)
EGP	366,360,000	USD	19,332,982	HSBC Bank USA, N.A.	2/27/19	1,228,912	—
CNH	361,184,340	USD	52,571,844	Goldman Sachs International	2/28/19	1,287,326	—
CNH	165,155,660	USD	24,086,756	Goldman Sachs International	2/28/19	540,964	—
COP	52,735,600,000	USD	16,222,844	UBS AG	2/28/19	744,210	—
EUR	11,761,945	PLN	50,490,913	Citibank, N.A.	2/28/19	—	(83,942)
HUF	691,850,000	EUR	2,172,714	Goldman Sachs International	2/28/19	19,039	—
JPY	3,851,462,000	USD	34,220,769	Goldman Sachs International	2/28/19	1,203,847	—
KRW	20,822,673,333	USD	18,667,342	Deutsche Bank AG	2/28/19	61,663	—
MAD	35,091,000	USD	3,651,509	Credit Agricole Corporate and Investment Bank	2/28/19	23,526	—
MAD	35,055,000	USD	3,651,563	Credit Agricole Corporate and Investment Bank	2/28/19	19,702	—
THB	787,895,000	USD	23,904,581	Goldman Sachs International	2/28/19	1,328,206	—
THB	1,311,705,000	USD	39,829,502	Standard Chartered Bank	2/28/19	2,178,600	—
UGX	6,956,800,000	USD	1,773,789	Standard Chartered Bank	2/28/19	111,939	—
USD	75,479,328	CNH	526,340,000	Goldman Sachs International	2/28/19	—	(3,007,562)
USD	160,870,259	EUR	136,665,442	JPMorgan Chase Bank, N.A.	2/28/19	4,126,978	—
USD	28,324,827	KRW	31,888,090,000	Deutsche Bank AG	2/28/19	—	(356,994)
USD	22,015,881	KRW	24,787,680,000	Goldman Sachs International	2/28/19	—	(279,459)
USD	10,910,534	KRW	12,284,170,000	Standard Chartered Bank	2/28/19	—	(138,493)
USD	17,623,667	KRW	19,830,150,000	Standard Chartered Bank	2/28/19	—	(212,610)
USD	31,389,727	KRW	35,352,680,000	UBS AG	2/28/19	—	(408,328)
USD	2,759,025	NZD	4,018,060	Australia and New Zealand Banking Group Limited	2/28/19	—	(19,814)
USD	6,848,860	NZD	9,974,223	Australia and New Zealand Banking Group Limited	2/28/19	—	(49,185)
USD	16,711,583	ZAR	228,246,800	BNP Paribas	2/28/19	—	(449,533)
AUD	49,398,991	USD	36,207,731	Australia and New Zealand Banking Group Limited	3/4/19	—	(284,290)
ILS	379,186,000	USD	102,892,884	Goldman Sachs International	3/4/19	1,593,414	—
USD	101,149,983	ILS	379,186,000	Goldman Sachs International	3/4/19	—	(3,336,315)
USD	36,213,775	NZD	52,711,000	Australia and New Zealand Banking Group Limited	3/4/19	—	(243,795)
USD	7,460,979	NZD	10,751,000	Citibank, N.A.	3/4/19	25,049	—
COP	13,345,322,000	USD	4,154,833	BNP Paribas	3/5/19	137,998	—
USD	14,805,467	SGD	20,211,313	Deutsche Bank AG	3/5/19	—	(217,846)
BRL	177,491,000	USD	47,701,735	Standard Chartered Bank	3/6/19	885,336	—
BRL	82,279,579	USD	22,074,847	UBS AG	3/6/19	448,682	—
COP	91,278,355,000	USD	28,618,390	Credit Agricole Corporate and Investment Bank	3/6/19	742,292	—
NZD	21,800,000	USD	14,781,054	Australia and New Zealand Banking Group Limited	3/6/19	297,495	—
USD	19,611,946	NZD	28,230,000	Australia and New Zealand Banking Group Limited	3/6/19	85,916	—
EUR	1,388,680	USD	1,587,567	Standard Chartered Bank	3/7/19	6,093	—
EUR	1,160,424	USD	1,336,461	Standard Chartered Bank	3/7/19	—	(4,749)
EUR	2,050,379	USD	2,414,834	Standard Chartered Bank	3/7/19	—	(61,804)
USD	89,958,870	EUR	75,233,116	Standard Chartered Bank	3/7/19	3,620,783	—
USD	6,576,543	EUR	5,500,000	Standard Chartered Bank	3/7/19	264,701	—

15

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	22,223,142	USD	16,041,775	Australia and New Zealand Banking Group Limited	3/11/19	$120,622	$—
THB	791,605,469	USD	24,197,019	Deutsche Bank AG	3/11/19	1,161,842	—
THB	349,776,067	USD	10,678,229	JPMorgan Chase Bank, N.A.	3/11/19	526,750	—
THB	473,529,582	USD	14,453,623	Standard Chartered Bank	3/11/19	715,766	—
THB	232,744,000	USD	7,120,166	UBS AG	3/11/19	335,723	—
USD	1,376,460	NZD	2,000,000	Australia and New Zealand Banking Group Limited	3/11/19	—	(7,025)
USD	15,304,203	NZD	22,237,047	Australia and New Zealand Banking Group Limited	3/11/19	—	(78,111)
USD	24,197,019	THB	791,605,470	Deutsche Bank AG	3/11/19	—	(1,161,842)
USD	10,678,229	THB	349,776,067	JPMorgan Chase Bank, N.A.	3/11/19	—	(526,750)
USD	14,453,623	THB	473,529,582	Standard Chartered Bank	3/11/19	—	(715,766)
AUD	25,312,000	USD	18,273,467	Standard Chartered Bank	3/12/19	135,632	—
EGP	293,910,000	USD	15,363,826	HSBC Bank USA, N.A.	3/12/19	1,066,199	—
USD	18,848,264	NZD	27,340,000	Standard Chartered Bank	3/12/19	—	(64,342)
COP	35,518,739,000	USD	11,110,717	Credit Agricole Corporate and Investment Bank	3/13/19	311,271	—
COP	36,149,401,000	USD	11,337,432	Goldman Sachs International	3/13/19	287,362	—
USD	185,822,987	EUR	158,302,157	Standard Chartered Bank	3/14/19	4,040,402	—
USD	25,974,908	KRW	29,186,705,000	JPMorgan Chase Bank, N.A.	3/14/19	—	(289,622)
USD	22,735,486	KRW	25,557,415,000	Standard Chartered Bank	3/14/19	—	(263,118)
AUD	17,126,436	USD	12,350,267	Australia and New Zealand Banking Group Limited	3/15/19	106,072	—
USD	6,199,074	NZD	9,000,000	Australia and New Zealand Banking Group Limited	3/15/19	—	(27,086)
USD	6,199,074	NZD	9,000,000	Australia and New Zealand Banking Group Limited	3/15/19	—	(27,086)
AUD	37,600,000	USD	27,203,412	Australia and New Zealand Banking Group Limited	3/18/19	144,778	—
EGP	67,440,000	USD	3,566,367	Deutsche Bank AG	3/18/19	197,119	—
MAD	14,512,500	USD	1,499,613	Société Générale	3/18/19	18,156	—
NZD	7,039,310	USD	4,768,577	Deutsche Bank AG	3/18/19	101,466	—
TRY	161,599,200	USD	29,149,694	Standard Chartered Bank	3/18/19	1,353,704	—
USD	3,688,269	EGP	67,440,000	Deutsche Bank AG	3/18/19	—	(75,217)
USD	28,164,130	NZD	41,000,000	Australia and New Zealand Banking Group Limited	3/18/19	—	(201,114)
USD	7,144,319	NZD	10,376,734	Deutsche Bank AG	3/18/19	—	(34,671)
EGP	249,504,000	USD	13,187,315	HSBC Bank USA, N.A.	3/19/19	732,233	—
COP	87,828,980,000	USD	27,376,404	UBS AG	3/20/19	859,900	—
NZD	33,000,000	USD	22,476,597	The Toronto-Dominion Bank	3/20/19	354,838	—
NZD	14,591,000	USD	9,892,056	The Toronto-Dominion Bank	3/20/19	202,898	—
NZD	8,000,000	USD	5,389,992	The Toronto-Dominion Bank	3/20/19	144,901	—
NZD	10,000,000	USD	6,791,620	The Toronto-Dominion Bank	3/20/19	126,997	—
USD	2,611,169	COP	8,256,857,000	Citibank, N.A.	3/20/19	—	(43,343)
USD	44,956,727	NZD	65,591,000	The Toronto-Dominion Bank	3/20/19	—	(423,172)
USD	94,309,960	EUR	81,117,776	JPMorgan Chase Bank, N.A.	3/21/19	1,101,846	—
USD	10,913,055	EUR	9,386,525	JPMorgan Chase Bank, N.A.	3/21/19	127,500	—
EUR	7,882,811	RON	37,225,000	Citibank, N.A.	3/22/19	73,078	—
EGP	96,973,000	USD	5,185,722	Bank of America, N.A.	3/25/19	214,963	—
EGP	96,922,000	USD	5,185,768	Bank of America, N.A.	3/25/19	212,076	—
EUR	5,723,604	RSD	681,967,383	Citibank, N.A.	3/25/19	—	(11,497)
NZD	29,784,000	USD	20,200,551	HSBC Bank USA, N.A.	3/25/19	407,827	—
USD	14,493,998	NZD	21,043,000	HSBC Bank USA, N.A.	3/25/19	—	(66,239)
USD	20,514,624	NZD	29,784,000	HSBC Bank USA, N.A.	3/25/19	—	(93,754)
USD	132,025,450	EUR	115,189,874	Standard Chartered Bank	3/28/19	—	(416,144)
NZD	8,066,450	USD	5,546,886	BNP Paribas	3/29/19	34,942	—
NZD	2,963,465	USD	2,031,811	BNP Paribas	3/29/19	18,850	—
USD	35,858,144	NZD	52,300,318	BNP Paribas	3/29/19	—	(332,668)

16

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	31,432,858	USD	22,598,810	Australia and New Zealand Banking Group Limited	4/1/19	$267,996	$—
EUR	11,000,343	RON	52,616,839	Citibank, N.A.	4/1/19	—	(45,723)
USD	18,594,922	NZD	27,364,347	Australia and New Zealand Banking Group Limited	4/1/19	—	(341,765)
CNH	30,162,000	USD	4,398,139	Goldman Sachs International	4/3/19	99,660	—
OMR	7,823,600	USD	20,262,095	BNP Paribas	4/3/19	39,825	—
OMR	2,146,400	USD	5,563,504	BNP Paribas	4/3/19	6,315	—
THB	627,030,000	USD	19,257,678	Goldman Sachs International	4/3/19	841,474	—
THB	1,180,950,000	USD	36,275,534	Standard Chartered Bank	4/3/19	1,579,263	—
USD	4,369,151	CNH	30,162,000	Goldman Sachs International	4/3/19	—	(128,647)
USD	25,240,506	OMR	9,970,000	BNP Paribas	4/3/19	—	(631,232)
EUR	2,207,254	USD	2,536,311	Goldman Sachs International	4/4/19	3,111	—
USD	100,442,806	EUR	87,411,500	Goldman Sachs International	4/4/19	—	(123,211)
USD	12,475,049	EUR	10,840,610	Standard Chartered Bank	4/4/19	3,040	—
USD	12,823,630	MYR	52,750,000	Goldman Sachs International	4/4/19	—	(106,672)
OMR	1,495,000	USD	3,881,705	BNP Paribas	4/8/19	—	(2,543)
USD	3,783,852	OMR	1,495,000	BNP Paribas	4/8/19	—	(95,310)
USD	33,385,497	NZD	49,326,266	Australia and New Zealand Banking Group Limited	4/9/19	—	(754,096)
EUR	97,150,000	USD	112,122,758	Goldman Sachs International	4/11/19	—	(286,745)
NOK	227,382,000	EUR	23,201,511	State Street Bank and Trust Company	4/11/19	331,281	—
SEK	222,556,500	EUR	21,762,597	State Street Bank and Trust Company	4/11/19	—	(325,020)
UGX	2,996,764,000	USD	763,118	Standard Chartered Bank	4/11/19	43,133	—
USD	120,781,659	EUR	105,553,000	Standard Chartered Bank	4/11/19	—	(727,622)
MAD	26,347,000	USD	2,767,542	Credit Agricole Corporate and Investment Bank	4/15/19	—	(17,921)
SEK	307,504,000	EUR	30,036,654	Morgan Stanley & Co. International PLC	4/15/19	—	(412,658)
SEK	84,893,000	EUR	8,282,763	State Street Bank and Trust Company	4/15/19	—	(102,993)
UGX	7,822,362,000	USD	2,069,408	Citibank, N.A.	4/15/19	33,449	—
USD	27,461,481	KRW	30,695,070,000	JPMorgan Chase Bank, N.A.	4/15/19	—	(188,386)
USD	39,757,250	KRW	44,416,800,000	JPMorgan Chase Bank, N.A.	4/15/19	—	(253,037)
EGP	117,358,400	USD	6,180,011	HSBC Bank USA, N.A.	4/16/19	316,963	—
EUR	684,519	USD	791,501	Citibank, N.A.	4/16/19	—	(3,173)
EUR	363,878	USD	417,693	Goldman Sachs International	4/16/19	1,368	—
EUR	154,073	USD	176,859	Goldman Sachs International	4/16/19	579	—
SEK	173,874,000	EUR	16,947,864	The Toronto-Dominion Bank	4/16/19	—	(192,061)
USD	2,088,513	EUR	1,820,483	Australia and New Zealand Banking Group Limited	4/16/19	—	(8,054)
EGP	148,859,000	USD	7,838,810	Citibank, N.A.	4/17/19	399,902	—
EGP	49,120,000	USD	2,600,318	Citibank, N.A.	4/18/19	117,560	—
EGP	113,530,000	USD	6,202,131	HSBC Bank USA, N.A.	4/18/19	79,642	—
UGX	7,328,920,000	USD	1,946,592	Citibank, N.A.	4/18/19	22,439	—
COP	88,759,981,000	USD	28,241,876	Credit Agricole Corporate and Investment Bank	4/22/19	256,405	—
EGP	46,791,000	USD	2,478,468	Citibank, N.A.	4/22/19	107,860	—
EGP	33,587,600	USD	1,781,836	Citibank, N.A.	4/23/19	74,206	—
EGP	91,625,000	USD	4,863,323	Standard Chartered Bank	4/23/19	199,850	—
NOK	434,971,000	EUR	44,454,426	State Street Bank and Trust Company	4/23/19	524,528	—
OMR	1,495,506	USD	3,878,387	Standard Chartered Bank	4/24/19	1,182	—
TWD	695,640,000	USD	24,029,016	Goldman Sachs International	4/24/19	—	(1,259,792)
USD	3,785,611	OMR	1,495,506	Standard Chartered Bank	4/24/19	—	(93,957)
USD	24,676,836	TWD	695,640,000	JPMorgan Chase Bank, N.A.	4/24/19	1,907,612	—
EUR	6,130,813	RON	29,320,000	Goldman Sachs International	4/25/19	—	(6,296)
UGX	7,454,810,000	USD	1,898,686	Citibank, N.A.	4/25/19	101,383	—
NOK	250,325,000	EUR	25,696,181	Barclays Bank PLC	4/29/19	163,974	—
SEK	402,863,000	EUR	39,049,410	State Street Bank and Trust Company	4/29/19	—	(197,232)
AUD	3,777,903	USD	2,710,664	Citibank, N.A.	4/30/19	38,750	—
EGP	291,253,000	USD	15,051,835	Deutsche Bank AG	4/30/19	1,013,596	—

17

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	2,929,683	RON	14,100,000	Citibank, N.A.	4/30/19	$—	$(22,709)
EUR	9,695,139	RON	46,815,885	Citibank, N.A.	4/30/19	—	(112,548)
EUR	3,386,002	USD	3,894,342	Citibank, N.A.	4/30/19	9,769	—
NOK	185,278,000	USD	21,902,544	Citibank, N.A.	4/30/19	147,058	—
TWD	632,000,000	USD	21,748,107	Citibank, N.A.	4/30/19	—	(1,052,829)
TWD	629,305,000	USD	21,659,095	Deutsche Bank AG	4/30/19	—	(1,052,066)
USD	15,692,511	EGP	291,253,000	Deutsche Bank AG	4/30/19	—	(372,920)
USD	16,945,977	EUR	14,733,967	Citibank, N.A.	4/30/19	—	(42,510)
USD	21,806,465	EUR	18,960,000	Citibank, N.A.	4/30/19	—	(54,702)
USD	74,491,913	EUR	64,684,456	Citibank, N.A.	4/30/19	—	(90,244)
USD	105,818,679	EUR	91,886,802	Citibank, N.A.	4/30/19	—	(128,195)
USD	441,009	KRW	494,570,000	Goldman Sachs International	4/30/19	—	(4,724)
USD	1,243,653	KRW	1,394,695,000	Goldman Sachs International	4/30/19	—	(13,321)
USD	746,263	KRW	837,830,000	JPMorgan Chase Bank, N.A.	4/30/19	—	(8,834)
USD	2,104,485	KRW	2,362,705,000	JPMorgan Chase Bank, N.A.	4/30/19	—	(24,912)
USD	34,667	NZD	50,654	Citibank, N.A.	4/30/19	—	(404)
USD	13,699,344	NZD	20,017,014	Citibank, N.A.	4/30/19	—	(159,650)
USD	30,830,793	NZD	45,048,902	Citibank, N.A.	4/30/19	—	(359,297)
USD	19,806,702	TWD	573,305,000	Bank of America, N.A.	4/30/19	1,033,432	—
USD	23,765,112	TWD	688,000,000	Standard Chartered Bank	4/30/19	1,236,075	—
USD	578,258	NZD	846,000	Citibank, N.A.	5/1/19	—	(7,489)
USD	9,674,542	NZD	14,154,000	Citibank, N.A.	5/1/19	—	(125,295)
EUR	18,266,011	RON	87,728,000	The Toronto-Dominion Bank	5/2/19	—	(93,048)
EUR	11,798,904	USD	13,678,517	UBS AG	5/2/19	—	(71,904)
OMR	5,037,000	USD	13,069,538	BNP Paribas	5/2/19	—	(4,322)
USD	72,619,513	EUR	62,640,612	UBS AG	5/2/19	381,739	—
USD	12,639,900	OMR	5,037,000	BNP Paribas	5/2/19	—	(425,316)
AUD	52,590,000	USD	38,308,660	Citibank, N.A.	5/6/19	—	(32,604)
EUR	4,891,122	RSD	584,000,000	Citibank, N.A.	5/6/19	—	(549)
USD	37,191,175	NZD	53,629,000	Citibank, N.A.	5/6/19	56,840	—
USD	2,038,167	NZD	2,939,000	Citibank, N.A.	5/6/19	3,115	—
USD	22,225,398	EUR	19,184,302	Standard Chartered Bank	5/9/19	88,783	—
USD	5,426,381	EUR	4,683,891	Standard Chartered Bank	5/9/19	21,677	—
USD	2,741,018	EUR	2,365,965	Standard Chartered Bank	5/9/19	10,949	—
EGP	95,190,000	USD	4,975,434	Citibank, N.A.	5/13/19	256,447	—
EGP	98,684,000	USD	5,446,137	Citibank, N.A.	5/13/19	—	(22,217)
USD	47,032,548	EUR	40,949,144	JPMorgan Chase Bank, N.A.	5/16/19	—	(246,319)
UGX	6,763,456,000	USD	1,745,408	Standard Chartered Bank	5/20/19	59,784	—
USD	2,707,372	GHS	14,322,000	JPMorgan Chase Bank, N.A.	5/22/19	—	(56,468)
USD	1,310,662	GHS	6,976,000	ICBC Standard Bank PLC	5/23/19	—	(35,018)
USD	1,083,178	GHS	5,795,000	JPMorgan Chase Bank, N.A.	5/23/19	—	(34,686)
USD	2,621,395	GHS	14,090,000	ICBC Standard Bank PLC	5/24/19	—	(95,497)
EGP	193,327,000	USD	10,250,636	HSBC Bank USA, N.A.	5/28/19	329,091	—
OMR	2,601,250	USD	6,742,483	Standard Chartered Bank	5/28/19	1,835	—
USD	3,276,723	GHS	17,596,000	ICBC Standard Bank PLC	5/28/19	—	(110,786)
USD	6,486,584	OMR	2,601,250	Standard Chartered Bank	5/28/19	—	(257,734)
EGP	241,789,000	USD	12,463,351	Deutsche Bank AG	5/30/19	760,802	—
USD	12,905,738	EGP	241,789,000	Deutsche Bank AG	5/30/19	—	(318,415)
USD	533,945	GHS	2,910,000	JPMorgan Chase Bank, N.A.	5/31/19	—	(25,605)
EUR	23,329,044	RON	112,404,000	BNP Paribas	6/3/19	—	(114,841)
USD	1,068,022	GHS	5,778,000	Standard Chartered Bank	6/3/19	—	(41,673)
EGP	171,400,000	USD	8,816,872	HSBC Bank USA, N.A.	6/4/19	543,996	—
EGP	171,400,000	USD	8,816,872	HSBC Bank USA, N.A.	6/4/19	543,996	—

18

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,334,973	GHS	7,329,000	Standard Chartered Bank	6/4/19	$—	$(72,039)
USD	18,311,591	OMR	7,299,000	Standard Chartered Bank	6/5/19	—	(610,099)
USD	1,612,566	GHS	9,111,000	JPMorgan Chase Bank, N.A.	6/6/19	—	(135,158)
USD	1,612,566	GHS	9,111,000	JPMorgan Chase Bank, N.A.	6/6/19	—	(135,158)
USD	1,035,752	GHS	5,852,000	Standard Chartered Bank	6/6/19	—	(86,812)
USD	1,612,522	GHS	9,014,000	JPMorgan Chase Bank, N.A.	6/7/19	—	(115,907)
OMR	7,299,000	USD	18,910,306	Standard Chartered Bank	6/10/19	9,766	—
USD	2,687,478	GHS	15,023,000	JPMorgan Chase Bank, N.A.	6/10/19	—	(189,737)
EGP	31,546,000	USD	1,615,259	Deutsche Bank AG	6/13/19	103,145	—
MAD	23,414,500	USD	2,429,520	Credit Agricole Corporate and Investment Bank	6/13/19	5,884	—
UGX	6,767,004,000	USD	1,753,110	Standard Chartered Bank	6/14/19	43,397	—
EGP	85,729,000	USD	4,394,106	Deutsche Bank AG	6/17/19	270,444	—
JPY	463,324,240	USD	4,323,224	UBS AG	6/17/19	—	(22,952)
USD	2,687,694	GHS	14,742,000	JPMorgan Chase Bank, N.A.	6/17/19	—	(127,866)
BHD	7,101,000	USD	18,782,733	BNP Paribas	6/19/19	19,434	—
CNH	105,000,000	USD	15,310,140	BNP Paribas	6/19/19	344,075	—
USD	28,773,889	BHD	10,975,800	BNP Paribas	6/19/19	—	(288,049)
USD	15,047,291	CNH	105,000,000	BNP Paribas	6/19/19	—	(606,923)
USD	1,573,370	GHS	8,685,000	Standard Chartered Bank	6/19/19	—	(84,056)
USD	13,970,222	BHD	5,324,750	Standard Chartered Bank	6/20/19	—	(128,612)
USD	1,573,370	GHS	8,685,000	Standard Chartered Bank	6/20/19	—	(83,399)
USD	27,942,333	BHD	10,660,000	Standard Chartered Bank	6/24/19	—	(281,987)
USD	1,074,933	GHS	5,982,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(64,401)
USD	1,074,978	GHS	5,993,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(66,451)
USD	27,937,173	BHD	10,672,000	BNP Paribas	6/25/19	—	(318,632)
USD	10,567,858	BHD	4,037,450	Standard Chartered Bank	6/25/19	—	(121,929)
UGX	7,547,290,000	USD	1,898,689	Citibank, N.A.	6/26/19	99,852	—
USD	1,966,102	GHS	11,020,000	ICBC Standard Bank PLC	6/27/19	—	(130,284)
CNH	87,193,000	USD	12,719,992	Citibank, N.A.	6/28/19	278,938	—
CNH	217,098,000	USD	31,661,246	Deutsche Bank AG	6/28/19	704,215	—
CNH	131,412,000	USD	19,052,120	Deutsche Bank AG	6/28/19	539,078	—
CNH	472,887,000	USD	68,838,635	Standard Chartered Bank	6/28/19	1,660,430	—
CNH	303,190,000	USD	44,241,292	Standard Chartered Bank	6/28/19	958,959	—
CNH	240,816,000	USD	35,409,223	Standard Chartered Bank	6/28/19	492,172	—
CNH	16,600,000	USD	2,440,549	Standard Chartered Bank	6/28/19	34,216	—
CNY	237,932,000	USD	34,282,174	Standard Chartered Bank	6/28/19	1,139,792	—
USD	12,589,774	CNH	87,193,000	Citibank, N.A.	6/28/19	—	(409,155)
USD	30,257,414	CNH	201,000,000	Deutsche Bank AG	6/28/19	291,879	—
USD	21,239,741	CNH	147,510,000	Deutsche Bank AG	6/28/19	—	(751,384)
USD	44,845,546	CNH	298,000,000	Standard Chartered Bank	6/28/19	419,032	—
USD	29,746,313	CNH	197,600,000	Standard Chartered Bank	6/28/19	287,658	—
USD	11,291,443	CNH	78,249,700	Standard Chartered Bank	6/28/19	—	(374,199)
USD	28,125,988	CNH	195,405,300	Standard Chartered Bank	6/28/19	—	(1,005,477)
USD	72,409,288	CNH	502,170,000	Standard Chartered Bank	6/28/19	—	(2,455,352)
OMR	8,517,000	USD	22,013,440	BNP Paribas	7/3/19	55,191	—
USD	20,829,054	OMR	8,517,000	BNP Paribas	7/3/19	—	(1,239,577)
UGX	18,952,680,000	USD	4,922,774	Standard Chartered Bank	7/8/19	83,162	—
UGX	7,723,730,000	USD	2,004,081	Standard Chartered Bank	7/8/19	35,973	—
USD	2,672,887	GHS	15,182,000	JPMorgan Chase Bank, N.A.	7/9/19	—	(201,631)
UGX	21,047,320,000	USD	5,439,990	Citibank, N.A.	7/10/19	116,841	—
USD	2,672,857	GHS	14,968,000	JPMorgan Chase Bank, N.A.	7/12/19	—	(157,805)
EGP	254,370,000	USD	13,058,008	Deutsche Bank AG	7/15/19	672,031	—
OMR	4,318,250	USD	11,181,383	BNP Paribas	7/15/19	5,459	—

19

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	13,423,219	EGP	254,370,000	Deutsche Bank AG	7/15/19	$—	$(306,821)
USD	10,556,778	OMR	4,318,250	BNP Paribas	7/15/19	—	(630,064)
AED	43,156,000	USD	11,743,768	BNP Paribas	7/17/19	2,571	—
AED	14,776,000	USD	4,020,899	Standard Chartered Bank	7/17/19	880	—
AED	31,301,000	USD	8,521,221	Standard Chartered Bank	7/17/19	—	(1,613)
OMR	9,277,000	USD	24,027,454	BNP Paribas	7/17/19	4,685	—
USD	11,657,482	AED	43,156,000	BNP Paribas	7/17/19	—	(88,857)
USD	12,442,818	AED	46,077,000	Standard Chartered Bank	7/17/19	—	(98,569)
USD	22,748,897	OMR	9,277,000	BNP Paribas	7/17/19	—	(1,283,243)
CNH	312,000,000	USD	45,456,532	Deutsche Bank AG	7/18/19	1,053,324	—
CNH	431,081,000	USD	62,782,139	Goldman Sachs International	7/18/19	1,479,129	—
CNH	322,000,000	USD	46,908,005	JPMorgan Chase Bank, N.A.	7/18/19	1,092,552	—
CNH	312,000,000	USD	45,442,867	Standard Chartered Bank	7/18/19	1,066,989	—
USD	46,072,061	CNH	312,000,000	Deutsche Bank AG	7/18/19	—	(437,795)
USD	17,908,212	CNH	121,081,000	Goldman Sachs International	7/18/19	—	(141,339)
USD	45,822,740	CNH	310,000,000	Goldman Sachs International	7/18/19	—	(388,976)
USD	47,619,048	CNH	322,000,000	JPMorgan Chase Bank, N.A.	7/18/19	—	(381,509)
USD	46,144,972	CNH	312,000,000	Standard Chartered Bank	7/18/19	—	(364,884)
JPY	16,294,545,294	USD	152,033,265	Standard Chartered Bank	7/22/19	—	(363,593)
MAD	103,243,000	USD	10,747,762	BNP Paribas	7/22/19	—	(32,995)
USD	12,892,099	CNH	87,460,000	Citibank, N.A.	7/22/19	—	(145,354)
EGP	149,540,000	USD	7,525,918	Deutsche Bank AG	7/25/19	522,833	—
EGP	149,310,000	USD	7,525,706	Deutsche Bank AG	7/29/19	501,551	—
EGP	149,014,000	USD	7,525,960	Deutsche Bank AG	7/30/19	483,112	—
EUR	18,699,566	USD	21,648,301	Standard Chartered Bank	8/1/19	83,282	—
JPY	3,959,072,106	USD	36,745,516	Standard Chartered Bank	8/1/19	135,805	—
USD	174,301,578	EUR	150,559,803	Standard Chartered Bank	8/1/19	—	(670,544)
EGP	76,533,000	USD	3,875,089	JPMorgan Chase Bank, N.A.	8/5/19	231,354	—
EGP	264,760,000	USD	13,549,642	Deutsche Bank AG	8/8/19	644,227	—
USD	13,905,462	EGP	264,760,000	Deutsche Bank AG	8/8/19	—	(288,407)
MAD	117,090,000	USD	12,052,496	BNP Paribas	8/9/19	82,463	—
EGP	256,706,000	USD	13,057,274	Deutsche Bank AG	8/14/19	681,507	—
OMR	3,350,000	USD	8,676,509	BNP Paribas	8/14/19	—	(3,234)
USD	13,496,635	EGP	256,706,000	Deutsche Bank AG	8/14/19	—	(242,146)
USD	9,793,572	OMR	3,961,500	BNP Paribas	8/14/19	—	(462,899)
USD	10,926,918	OMR	4,485,500	BNP Paribas	8/14/19	—	(686,208)
USD	6,923,835	OMR	2,809,000	BNP Paribas	8/21/19	—	(347,395)
USD	7,590,881	OMR	3,080,000	BNP Paribas	8/21/19	—	(381,845)
USD	12,696,790	OMR	5,142,200	BNP Paribas	8/21/19	—	(614,039)
USD	14,467,324	OMR	5,866,500	BNP Paribas	8/21/19	—	(718,390)
CNH	332,347,000	USD	47,624,418	Citibank, N.A.	8/27/19	1,908,043	—
CNH	24,580,000	USD	3,583,979	Citibank, N.A.	8/27/19	79,385	—
CNH	368,300,000	USD	52,756,729	Standard Chartered Bank	8/27/19	2,134,109	—
EGP	243,916,000	USD	12,250,929	Deutsche Bank AG	8/27/19	755,605	—
USD	51,509,077	CNH	356,927,000	Citibank, N.A.	8/27/19	—	(1,686,747)
USD	53,177,204	CNH	368,300,000	Standard Chartered Bank	8/27/19	—	(1,713,634)
USD	11,469,552	OMR	4,654,000	BNP Paribas	8/28/19	—	(575,270)
USD	14,479,390	OMR	5,876,750	BNP Paribas	8/28/19	—	(729,980)
EGP	382,655,000	USD	19,204,768	HSBC Bank USA, N.A.	9/4/19	1,154,049	—
EGP	41,810,000	USD	2,093,640	Deutsche Bank AG	9/5/19	130,199	—
MAD	3,502,000	USD	355,894	BNP Paribas	9/5/19	5,596	—
MAD	28,749,000	USD	2,966,873	BNP Paribas	9/5/19	713	—

20

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EGP	164,363,000	USD	8,185,408	Deutsche Bank AG	9/9/19	$547,125	$—
MAD	97,426,000	USD	10,076,120	Société Générale	9/11/19	—	(28,338)
MAD	62,616,000	USD	6,487,696	Société Générale	9/13/19	—	(31,863)
USD	9,404,560	BHD	3,609,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(141,352)
USD	9,416,632	BHD	3,619,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(155,731)
USD	5,296,875	BHD	2,034,000	Bank of America, N.A.	9/19/19	—	(83,045)
USD	9,046,875	BHD	3,474,000	Bank of America, N.A.	9/19/19	—	(141,838)
USD	7,064,327	BHD	2,718,000	Credit Agricole Corporate and Investment Bank	9/23/19	—	(124,393)
USD	8,588,511	BHD	3,304,000	Standard Chartered Bank	9/25/19	—	(149,868)
USD	13,432,973	BHD	5,100,500	Credit Agricole Corporate and Investment Bank	9/30/19	—	(55,884)
USD	7,390,662	BHD	2,803,500	Standard Chartered Bank	9/30/19	—	(23,515)
XOF	2,019,228,437	EUR	2,959,444	Société Générale	9/30/19	—	(12,465)
USD	5,154,156	BHD	1,981,000	Standard Chartered Bank	10/3/19	—	(84,620)
XOF	1,192,340,000	EUR	1,747,915	ICBC Standard Bank PLC	10/4/19	—	(9,372)
BHD	2,640,000	USD	6,967,538	Standard Chartered Bank	10/7/19	13,606	—
BHD	2,640,000	USD	6,969,377	Standard Chartered Bank	10/7/19	11,767	—
BHD	3,166,200	USD	8,362,916	Standard Chartered Bank	10/7/19	9,696	—
BHD	2,703,800	USD	7,144,405	Standard Chartered Bank	10/7/19	5,450	—
USD	8,085,516	BHD	3,105,000	Standard Chartered Bank	10/7/19	—	(125,260)
USD	8,588,526	BHD	3,301,000	Standard Chartered Bank	10/7/19	—	(140,548)
USD	15,044,225	BHD	5,783,000	Standard Chartered Bank	10/7/19	—	(248,182)
USD	17,220,795	OMR	6,837,000	Standard Chartered Bank	10/10/19	—	(453,224)
USD	3,430,799	BHD	1,320,000	Bank of America, N.A.	10/15/19	—	(59,407)
AED	65,417,000	USD	17,794,734	Standard Chartered Bank	10/16/19	8,637	—
AED	23,898,000	USD	6,504,627	Standard Chartered Bank	10/16/19	—	(737)
USD	24,211,168	AED	89,315,000	Standard Chartered Bank	10/16/19	—	(96,093)
USD	9,417,764	BHD	3,620,000	Credit Agricole Corporate and Investment Bank	10/16/19	—	(153,739)
USD	20,000,000	OMR	7,945,600	Credit Agricole Corporate and Investment Bank	10/28/19	—	(529,838)
USD	20,000,000	OMR	7,950,600	Credit Agricole Corporate and Investment Bank	10/28/19	—	(542,757)
USD	10,970,924	BHD	4,226,000	Bank of America, N.A.	10/31/19	—	(200,688)
USD	18,237,885	OMR	7,245,000	Bank of America, N.A.	10/31/19	—	(480,228)
USD	15,186,916	BHD	5,850,000	Bank of America, N.A.	11/4/19	—	(277,002)
USD	22,456,740	OMR	8,928,800	Bank of America, N.A.	11/4/19	—	(609,134)
USD	25,000,000	OMR	9,930,000	Bank of America, N.A.	11/4/19	—	(652,286)
XOF	1,986,798,000	EUR	2,913,194	ICBC Standard Bank PLC	11/5/19	—	(37,223)
USD	4,406,001	AED	16,300,000	BNP Paribas	12/11/19	—	(29,297)
USD	73,736,855	AED	272,760,000	BNP Paribas	12/11/19	—	(482,280)
TRY	87,420,000	USD	19,035,384	Goldman Sachs International	2/3/20	—	(4,724,389)
TRY	120,000,000	USD	26,212,892	Goldman Sachs International	2/3/20	—	(6,568,425)
TRY	162,490,400	USD	35,371,675	Goldman Sachs International	2/3/20	—	(8,771,363)
TRY	34,986,750	USD	7,562,577	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,835,110)
TRY	107,525,000	USD	23,148,547	JPMorgan Chase Bank, N.A.	2/3/20	—	(5,546,285)
USD	40,128,101	AED	148,012,500	BNP Paribas	2/3/20	—	(137,715)
USD	73,458,251	TRY	372,763,895	Goldman Sachs International	2/3/20	12,435,348	—
USD	28,300,231	TRY	142,930,315	JPMorgan Chase Bank, N.A.	2/3/20	4,901,981	—

21

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AED	116,823,000	USD	31,784,679	BNP Paribas	2/5/20	$—	$(4,003)
USD	74,858,208	AED	276,114,500	BNP Paribas	2/5/20	—	(256,329)
TRY	111,835,380	USD	24,269,831	Deutsche Bank AG	2/10/20	—	(6,003,881)
TRY	87,420,000	USD	19,014,682	Standard Chartered Bank	2/10/20	—	(4,736,470)
TRY	111,835,050	USD	24,296,122	Standard Chartered Bank	2/10/20	—	(6,030,226)
USD	22,164,321	TRY	112,472,845	Deutsche Bank AG	2/10/20	3,794,255	—
USD	39,458,793	TRY	200,135,000	Standard Chartered Bank	2/10/20	6,770,964	—
TRY	124,118,250	USD	26,952,932	Goldman Sachs International	2/14/20	—	(6,707,336)
TRY	37,643,600	USD	8,158,561	Standard Chartered Bank	2/14/20	—	(2,018,311)
TRY	142,827,070	USD	31,025,757	Standard Chartered Bank	2/14/20	—	(7,728,464)
USD	19,215,736	OMR	7,620,000	Standard Chartered Bank	2/14/20	—	(394,413)
USD	24,776,575	TRY	124,118,250	Goldman Sachs International	2/14/20	4,530,979	—
USD	35,727,901	TRY	182,070,840	Standard Chartered Bank	2/14/20	6,029,346	—
USD	42,670,390	AED	157,394,000	BNP Paribas	2/18/20	—	(145,307)
USD	20,000,000	OMR	7,920,600	Credit Agricole Corporate and Investment Bank	2/20/20	—	(379,833)
USD	18,594,674	OMR	7,359,400	Standard Chartered Bank	2/20/20	—	(341,183)
USD	15,893,368	BHD	6,111,000	BNP Paribas	2/24/20	—	(244,103)
USD	15,891,443	BHD	6,119,000	BNP Paribas	3/2/20	—	(265,155)
USD	13,020,480	AED	48,000,000	BNP Paribas	3/12/20	—	(35,841)
USD	24,763,586	OMR	9,820,000	Standard Chartered Bank	3/12/20	—	(486,474)
USD	16,855,444	BHD	6,518,000	BNP Paribas	3/19/20	—	(349,503)
USD	21,068,217	BHD	8,128,750	BNP Paribas	3/23/20	—	(386,958)
USD	16,216,935	BHD	6,253,250	BNP Paribas	3/26/20	—	(287,135)
AED	52,270,000	USD	14,217,326	Standard Chartered Bank	5/21/20	—	(3,049)
USD	14,186,457	AED	52,270,000	Standard Chartered Bank	5/21/20	—	(27,820)
USD	5,361,470	OMR	2,115,100	Standard Chartered Bank	5/21/20	—	(64,921)
USD	10,529,543	OMR	4,148,640	BNP Paribas	8/17/20	—	(84,205)
USD	23,557,985	OMR	9,293,625	BNP Paribas	8/27/20	—	(210,969)
USD	28,571,429	OMR	11,800,000	BNP Paribas	12/21/20	—	(1,496,818)

						$134,350,716	$(151,508,639)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
TOPIX Index	271	Long	3/7/19	$39,141,508	$(258,919)
Interest Rate Futures
10-Year USD Deliverable Interest Rate Swap	362	Short	3/18/19	(37,235,094)	(774,906)
5-Year USD Deliverable Interest Rate Swap	75	Short	3/18/19	(7,576,758)	(97,266)
IFLL 3-Month EURIBOR	6,260	Long	9/16/19	1,796,224,367	1,869,883
IFLL 3-Month EURIBOR	6,260	Short	9/14/20	(1,793,716,549)	(6,885,518)

					$(6,146,726)

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

22

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
EUR	11,378	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$(293,921)
EUR	11,623	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	(229,549)
EUR	11,653	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(265,533)
EUR	11,446	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	(349,919)
EUR	15,315	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.74% (pays upon termination)	2/15/33	(760,933)
EUR	11,378	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	398,381
EUR	11,623	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	326,927
EUR	11,653	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	339,489
EUR	11,446	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	578,455
EUR	15,315	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.93% (pays upon termination)	2/15/43	1,226,082
EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	170,568
EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	157,254
EUR	8,521	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.95% (pays upon termination)	12/15/47	658,860
USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.17% (pays upon termination)	10/26/27	(264,622)
USD	14,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.23% (pays upon termination)	1/17/28	(239,056)
USD	14,682	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.35% (pays upon termination)	2/6/28	(391,753)

23

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
USD	27,996	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.41% (pays upon termination)	2/6/33	$1,066,215
USD	27,996	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	2/6/43	(1,568,406)
USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	48,854
USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	62,625
USD	5,209	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	102,809
USD	5,178	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	83,698
USD	5,163	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	79,958
USD	4,498	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	(10,355)
USD	14,130	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.26% (pays upon termination)	12/7/47	(239,322)
USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(370,830)

							$315,976

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	-	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation
Bank of America, N.A.	$87,363	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.97% (pays upon termination)	6/23/27	$752,564

							$752,564

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

24

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
CZK	3,327,950	Pays	6-month CZK PRIBOR (pays semi-annually)	2.06% (pays annually)	7/30/22	$2,241,890	$—	$2,241,890
CZK	3,328,611	Pays	6-month CZK PRIBOR (pays annually)	2.07% (pays annually)	7/31/22	2,310,507	—	2,310,507
CZK	898,720	Pays	6-month CZK PRIBOR (pays semi-annually)	2.11% (pays annually)	8/3/22	420,011	—	420,011
CZK	1,101,000	Pays	6-month CZK PRIBOR (pays semi-annually)	2.08% (pays annually)	8/6/22	456,746	—	456,746
CZK	636,140	Pays	6-month CZK PRIBOR (pays semi-annually)	2.11% (pays annually)	8/17/22	263,391	—	263,391
CZK	1,612,270	Pays	6-month CZK PRIBOR (pays semi-annually)	2.10% (pays annually)	8/18/22	647,455	—	647,455
CZK	1,639,139	Pays	6-month CZK PRIBOR (pays semi-annually)	2.12% (pays annually)	8/21/22	707,663	—	707,663
CZK	537,422	Pays	6-month CZK PRIBOR (pays semi-annually)	2.13% (pays annually)	8/21/22	243,663	—	243,663
CZK	2,051,444	Pays	6-month CZK PRIBOR (pays semi-annually)	2.20% (pays annually)	8/23/22	1,186,654	—	1,186,654
CZK	391,681	Pays	6-month CZK PRIBOR (pays semi-annually)	2.17% (pays annually)	8/23/22	204,506	—	204,506
CZK	1,179,870	Pays	6-month CZK PRIBOR (pays semi-annually)	2.15% (pays annually)	8/6/23	907,191	—	907,191
CZK	2,353,070	Pays	6-month CZK PRIBOR (pays semi-annually)	2.20% (pays annually)	8/7/23	2,000,854	—	2,000,854
CZK	119,076	Pays	6-month CZK PRIBOR (pays semi-annually)	2.18% (pays annually)	8/8/23	95,653	—	95,653
CZK	485,944	Pays	6-month CZK PRIBOR (pays semi-annually)	2.16% (pays annually)	8/13/23	367,875	—	367,875
CZK	32,590	Receives	6-month CZK PRIBOR (pays semi-annually)	2.12% (pays annually)	7/27/28	(69,555)	—	(69,555)
CZK	1,300,470	Receives	6-month CZK PRIBOR (pays semi-annually)	2.15% (pays annually)	7/30/28	(2,652,462)	—	(2,652,462)
CZK	1,299,080	Receives	6-month CZK PRIBOR (pays semi-annually)	2.16% (pays annually)	7/31/28	(2,676,675)	—	(2,676,675)
CZK	350,760	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/3/28	(728,566)	—	(728,566)
CZK	432,170	Receives	6-month CZK PRIBOR (pays semi-annually)	2.21% (pays annually)	8/6/28	(853,139)	—	(853,139)
CZK	618,850	Receives	6-month CZK PRIBOR (pays semi-annually)	2.20% (pays annually)	8/6/28	(1,195,870)	—	(1,195,870)
CZK	1,227,491	Receives	6-month CZK PRIBOR (pays semi-annually)	2.25% (pays annually)	8/7/28	(2,580,325)	—	(2,580,325)
CZK	62,780	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/9/28	(126,269)	—	(126,269)
CZK	295,810	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/17/28	(597,099)	—	(597,099)
CZK	661,010	Receives	6-month CZK PRIBOR (pays semi-annually)	2.23% (pays annually)	8/20/28	(1,332,547)	—	(1,332,547)

25

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
CZK	666,385	Receives	6-month CZK PRIBOR (pays semi-annually)	2.24% (pays annually)	8/21/28	$(1,372,074)	$—	$(1,372,074)
CZK	937,775	Receives	6-month CZK PRIBOR (pays semi-annually)	2.32% (pays annually)	8/23/28	(2,238,915)	—	(2,238,915)
EUR	58,433	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	(802,385)	(27,215)	(829,600)
EUR	16,055	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(923,898)	455,102	(468,796)
EUR	1,160	Receives	6-month EURIBOR (pays semi-annually)	0.45% (pays annually)	5/16/23	(28,380)	(73)	(28,453)
EUR	17,347	Receives	6-month EURIBOR (pays semi-annually)	0.43% (pays annually)	5/22/23	(403,122)	82,442	(320,680)
EUR	23,506	Receives	6-month EURIBOR (pays semi-annually)	0.23% (pays annually)	12/27/23	(174,441)	—	(174,441)
EUR	2,886	Receives	6-month EURIBOR (pays semi-annually)	1.47% (pays annually)	4/5/48	(248,056)	—	(248,056)
EUR	8,084	Receives	6-month EURIBOR (pays semi-annually)	1.36% (pays annually)	4/5/48	(424,351)	(285,192)	(709,543)
EUR	8,204	Receives	6-month EURIBOR (pays semi-annually)	1.60% (pays annually)	5/18/48	(995,591)	31,575	(964,016)
EUR	915	Receives	6-month EURIBOR (pays semi-annually)	1.59% (pays annually)	5/24/48	(108,490)	—	(108,490)
EUR	9,550	Receives	6-month EURIBOR (pays semi-annually)	1.54% (pays annually)	5/29/48	(982,212)	—	(982,212)
EUR	2,012	Receives	6-month EURIBOR (pays semi-annually)	1.46% (pays annually)	5/31/48	(158,531)	(1,759)	(160,290)
EUR	2,182	Receives	6-month EURIBOR (pays semi-annually)	1.50% (pays annually)	6/4/48	(197,513)	—	(197,513)
GBP	52,012	Receives	6-month GBP LIBOR (pays semi-annually)	1.35% (pays semi-annually)	11/20/23	(426,389)	—	(426,389)
GBP	53,072	Receives	6-month GBP LIBOR (pays semi-annually)	1.35% (pays semi-annually)	11/20/23	(435,079)	—	(435,079)
GBP	53,072	Receives	6-month GBP LIBOR (pays semi-annually)	1.36% (pays semi-annually)	11/20/23	(468,884)	—	(468,884)
GBP	53,073	Receives	6-month GBP LIBOR (pays semi-annually)	1.36% (pays semi-annually)	11/20/23	(451,990)	—	(451,990)
HUF	5,785,420	Receives	6-month HUF BUBOR (pays semi-annually)	1.46% (pays annually)	1/12/22	(202,779)	—	(202,779)
HUF	8,642,108	Receives	6-month HUF BUBOR (pays semi-annually)	1.25% (pays annually)	2/6/23	(160,037)	—	(160,037)
HUF	8,391,182	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	2/7/23	(172,127)	—	(172,127)
HUF	8,393,800	Receives	6-month HUF BUBOR (pays semi-annually)	1.19% (pays annually)	3/12/23	8,900	—	8,900
HUF	4,196,900	Receives	6-month HUF BUBOR (pays semi-annually)	1.15% (pays annually)	3/13/23	38,840	—	38,840
HUF	12,208,222	Receives	6-month HUF BUBOR (pays semi-annually)	1.82% (pays annually)	6/15/23	(1,124,854)	—	(1,124,854)
HUF	2,492,778	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	6/18/23	(256,583)	—	(256,583)
HUF	3,089,400	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	(71,655)	—	(71,655)

26

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
HUF	2,174,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	$(47,624)	$—	$(47,624)
HUF	2,107,661	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	14,550	—	14,550
HUF	833,096	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	(4,877)	—	(4,877)
HUF	854,457	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(3,842)	—	(3,842)
HUF	848,760	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(47,555)	—	(47,555)
HUF	2,158,928	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	(88,263)	—	(88,263)
HUF	972,374	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(33,854)	—	(33,854)
HUF	1,456,978	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(53,256)	—	(53,256)
HUF	975,542	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	(60,143)	—	(60,143)
HUF	5,260,958	Receives	6-month HUF BUBOR (pays semi-annually)	2.13% (pays annually)	11/4/26	(256,644)	—	(256,644)
HUF	2,616,226	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(131,057)	—	(131,057)
HUF	5,400,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.98% (pays annually)	1/31/28	271,569	—	271,569
HUF	5,350,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.99% (pays annually)	1/31/28	253,032	—	253,032
HUF	5,312,515	Receives	6-month HUF BUBOR (pays semi-annually)	1.98% (pays annually)	2/1/28	(90,218)	—	(90,218)
HUF	2,687,485	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	2/1/28	(9,494)	—	(9,494)
HUF	1,498,763	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	2/7/28	(78,480)	—	(78,480)
HUF	1,736,824	Receives	6-month HUF BUBOR (pays semi-annually)	2.82% (pays annually)	6/15/28	(448,045)	—	(448,045)
HUF	4,080,966	Receives	6-month HUF BUBOR (pays semi-annually)	2.97% (pays annually)	6/18/28	(1,257,994)	—	(1,257,994)
JPY	1,114,835	Receives	6-month JPY-LIBOR (pays semi-annually)	0.62% (pays semi-annually)	12/19/46	86,959	—	86,959
JPY	1,346,165	Receives	6-month JPY-LIBOR (pays semi-annually)	0.61% (pays semi-annually)	12/19/46	132,811	—	132,811
JPY	1,206,794	Receives	6-month JPY-LIBOR (pays semi-annually)	0.81% (pays semi-annually)	12/19/46	(475,104)	—	(475,104)
JPY	2,052,000	Receives	6-month JPY-LIBOR (pays semi-annually)	0.92% (pays semi-annually)	9/18/47	(1,384,830)	—	(1,384,830)
JPY	408,260	Receives	6-month JPY-LIBOR (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(296,049)	—	(296,049)
JPY	5,251,695	Receives	6-month JPY-LIBOR (pays semi-annually)	0.96% (pays semi-annually)	12/18/47	(3,875,047)	—	(3,875,047)
MXN	376,900	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.43% (pays monthly)	1/5/24	211,326	—	211,326
MXN	502,300	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.47% (pays monthly)	1/5/24	325,232	—	325,232

27

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
MXN	627,900	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.44% (pays monthly)	1/5/24	$358,873	$—	$358,873
MXN	3,473,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.45% (pays monthly)	1/5/24	2,127,703	—	2,127,703
NZD	20,093	Pays	3-month NZD Bank Bill (pays quarterly)	4.96% (pays semi-annually)	4/29/24	2,135,159	—	2,135,159
NZD	11,875	Pays	3-month NZD Bank Bill (pays quarterly)	3.77% (pays semi-annually)	3/5/25	834,096	—	834,096
NZD	11,470	Pays	3-month NZD Bank Bill (pays quarterly)	4.05% (pays semi-annually)	6/16/25	882,693	—	882,693
NZD	25,600	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	4/28/27	(1,479,697)	—	(1,479,697)
NZD	45,772	Receives	3-month NZD Bank Bill (pays quarterly)	3.49% (pays semi-annually)	5/11/27	(2,694,688)	—	(2,694,688)
NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(3,587,310)	—	(3,587,310)
NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(3,574,093)	—	(3,574,093)
NZD	53,400	Receives	3-month NZD Bank Bill (pays quarterly)	3.24% (pays semi-annually)	6/11/28	(2,410,398)	—	(2,410,398)
PLN	84,093	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	1/12/22	416,536	—	416,536
PLN	119,081	Pays	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	2/6/23	1,617,965	—	1,617,965
PLN	117,941	Pays	6-month PLN WIBOR (pays semi-annually)	2.69% (pays annually)	2/7/23	1,530,273	—	1,530,273
PLN	128,740	Pays	6-month PLN WIBOR (pays semi-annually)	2.45% (pays annually)	3/12/23	1,244,164	—	1,244,164
PLN	139,304	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	6/15/23	1,376,227	—	1,376,227
PLN	56,456	Pays	6-month PLN WIBOR (pays semi-annually)	2.53% (pays annually)	6/18/23	568,959	—	568,959
PLN	43,620	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	149,490	—	149,490
PLN	31,466	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	32,461	—	32,461
PLN	42,148	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	92,927	—	92,927
PLN	11,391	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	20,608	—	20,608
PLN	12,047	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	69,808	—	69,808
PLN	18,369	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	94,947	—	94,947
PLN	12,246	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	65,716	—	65,716
PLN	13,914	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	73,415	—	73,415
PLN	20,872	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	120,962	—	120,962

28

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
PLN	13,915	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	$97,866	$—	$97,866
PLN	76,529	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	11/4/26	465,866	—	465,866
PLN	38,455	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	234,759	—	234,759
PLN	77,000	Pays	6-month PLN WIBOR (pays semi-annually)	3.15% (pays annually)	1/31/28	1,428,189	—	1,428,189
PLN	77,500	Pays	6-month PLN WIBOR (pays semi-annually)	3.15% (pays annually)	1/31/28	1,445,918	—	1,445,918
PLN	76,061	Pays	6-month PLN WIBOR (pays semi-annually)	3.11% (pays annually)	2/1/28	1,821,258	—	1,821,258
PLN	49,439	Pays	6-month PLN WIBOR (pays semi-annually)	3.13% (pays annually)	2/1/28	1,208,096	—	1,208,096
PLN	21,126	Pays	6-month PLN WIBOR (pays semi-annually)	3.14% (pays annually)	2/7/28	522,665	(80,294)	442,371
PLN	15,072	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/15/28	310,345	—	310,345
PLN	3,588	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/18/28	73,684	—	73,684
SGD	104,810	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.09% (pays semi-annually)	12/13/23	320,490	—	320,490
SGD	100,010	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.08% (pays semi-annually)	12/13/23	270,485	—	270,485
SGD	66,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	1,022,887	—	1,022,887
SGD	66,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	1,028,729	—	1,028,729
SGD	133,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.45% (pays semi-annually)	10/22/23	2,175,657	—	2,175,657
SGD	69,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/22/23	1,114,725	—	1,114,725
SGD	52,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	827,879	—	827,879
SGD	35,480	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	564,868	—	564,868
SGD	35,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	557,226	—	557,226
USD	3,000	Receives	3-month USD-LIBOR (pays quarterly)	2.30% (pays semi-annually)	1/30/20	11,330	—	11,330
USD	6,478	Pays	3-month USD-LIBOR (pays quarterly)	1.75% (pays annually)	7/31/20	(28,192)	—	(28,192)
USD	16,334	Pays	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	8/12/20	(183,267)	—	(183,267)
USD	17,380	Pays	3-month USD-LIBOR (pays quarterly)	1.62% (pays semi-annually)	8/14/20	(235,000)	—	(235,000)
USD	19,667	Pays	3-month USD-LIBOR (pays quarterly)	1.69% (pays semi-annually)	8/17/20	(240,480)	—	(240,480)
USD	9,452	Pays	3-month USD-LIBOR (pays quarterly)	1.56% (pays semi-annually)	8/22/20	(139,553)	—	(139,553)
USD	33,453	Pays	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	9/17/20	(498,493)	—	(498,493)
USD	1,310	Pays	3-month USD-LIBOR (pays quarterly)	1.55% (pays semi-annually)	9/23/20	(19,941)	—	(19,941)

29

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
USD	9,330	Pays	3-month USD-LIBOR (pays quarterly)	1.42% (pays semi-annually)	10/28/20	$(158,112)	$—	$(158,112)
USD	9,330	Pays	3-month USD-LIBOR (pays quarterly)	1.43% (pays semi-annually)	10/28/20	(157,658)	—	(157,658)
USD	9,622	Pays	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	11/5/20	(204,822)	—	(204,822)
USD	9,312	Pays	3-month USD-LIBOR (pays quarterly)	1.56% (pays semi-annually)	11/9/20	(195,224)	—	(195,224)
USD	12,726	Pays	3-month USD-LIBOR (pays quarterly)	1.67% (pays semi-annually)	11/12/20	(238,756)	—	(238,756)
USD	6,834	Pays	3-month USD-LIBOR (pays quarterly)	1.11% (pays semi-annually)	2/23/21	(205,259)	—	(205,259)
USD	6,626	Pays	3-month USD-LIBOR (pays quarterly)	1.17% (pays semi-annually)	2/25/21	(189,526)	—	(189,526)
USD	10,838	Pays	3-month USD-LIBOR (pays quarterly)	2.10% (pays semi-annually)	7/27/22	(156,979)	2,743	(154,236)
USD	10,104	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	9/15/22	207,053	—	207,053
USD	4,250	Receives	3-month USD-LIBOR (pays quarterly)	2.71% (pays semi-annually)	3/5/23	(58,379)	—	(58,379)
USD	860	Receives	3-month USD-LIBOR (pays quarterly)	2.73% (pays semi-annually)	4/5/23	(12,814)	(96)	(12,910)
USD	1,900	Receives	3-month USD-LIBOR (pays quarterly)	2.78% (pays semi-annually)	4/10/23	(32,189)	20	(32,169)
USD	3,071	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	4/12/23	(48,510)	203	(48,307)
USD	379	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	4/12/23	(5,982)	25	(5,957)
USD	6,470	Receives	3-month USD-LIBOR (pays quarterly)	2.99% (pays semi-annually)	6/22/23	(124,036)	16,229	(107,807)
USD	6,795	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	(226,052)	181	(225,871)
USD	5,435	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	9/28/23	(175,830)	—	(175,830)
USD	3,186	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/2/23	(101,835)	—	(101,835)
USD	9,000	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	(280,916)	(1,021)	(281,937)
USD	2,163	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/3/23	(69,139)	—	(69,139)
USD	2,816	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/4/23	(87,601)	—	(87,601)
USD	2,583	Receives	3-month USD-LIBOR (pays quarterly)	3.18% (pays semi-annually)	10/12/23	(95,720)	—	(95,720)
USD	1,022	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	10/13/23	(35,314)	—	(35,314)

30

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
USD	2,527	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/16/23	$(85,811)	$—	$(85,811)
USD	2,527	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/18/23	(89,150)	—	(89,150)
USD	4,040	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/19/23	(143,655)	—	(143,655)
USD	2,320	Receives	3-month USD-LIBOR (pays quarterly)	3.19% (pays semi-annually)	10/23/23	(86,851)	—	(86,851)
USD	7,283	Receives	3-month USD-LIBOR (pays quarterly)	3.19% (pays semi-annually)	10/23/23	(271,960)	40,312	(231,648)
USD	4,225	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/25/23	(149,190)	—	(149,190)
USD	11,300	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	10/31/23	(370,582)	—	(370,582)
USD	9,252	Receives	3-month USD-LIBOR (pays quarterly)	3.00% (pays semi-annually)	11/23/23	(201,008)	—	(201,008)
USD	22,452	Receives	3-month USD-LIBOR (pays quarterly)	2.62% (pays semi-annually)	1/14/24	(92,782)	—	(92,782)
USD	147,006	Receives	3-month USD-LIBOR (pays quarterly)	2.63% (pays semi-annually)	1/14/24	(676,175)	—	(676,175)
USD	57,733	Receives	3-month USD-LIBOR (pays quarterly)	2.62% (pays semi-annually)	12/14/24	(238,581)	—	(238,581)
USD	6,620	Pays	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(405,596)	—	(405,596)
USD	4,855	Pays	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(297,291)	—	(297,291)
USD	9,340	Pays	3-month USD-LIBOR (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(575,284)	—	(575,284)
USD	9,340	Pays	3-month USD-LIBOR (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(577,833)	—	(577,833)
USD	3,030	Pays	3-month USD-LIBOR (pays quarterly)	1.66% (pays semi-annually)	5/9/26	(190,651)	—	(190,651)
USD	5,537	Pays	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	5/20/26	(351,921)	—	(351,921)
USD	2,769	Pays	3-month USD-LIBOR (pays quarterly)	1.72% (pays semi-annually)	5/20/26	(162,678)	—	(162,678)
USD	47,602	Receives	3-month USD-LIBOR (pays quarterly)	2.18% (pays semi-annually)	9/19/27	1,412,069	(752,992)	659,077
USD	14,740	Receives	3-month USD-LIBOR (pays quarterly)	2.32% (pays semi-annually)	11/17/27	365,862	—	365,862
USD	3,500	Receives	3-month USD-LIBOR (pays quarterly)	2.35% (pays semi-annually)	11/21/27	78,804	—	78,804
USD	14,203	Receives	3-month USD-LIBOR (pays quarterly)	2.68% (pays semi-annually)	1/30/28	(53,671)	—	(53,671)
USD	1,010	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/31/28	(7,638)	—	(7,638)
USD	17,888	Receives	3-month USD-LIBOR (pays quarterly)	2.74% (pays semi-annually)	2/1/28	(279,356)	—	(279,356)
USD	603	Receives	3-month USD-LIBOR (pays quarterly)	2.84% (pays semi-annually)	2/9/28	(14,876)	—	(14,876)

31

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
USD	14,655	Receives	3-month USD-LIBOR (pays quarterly)	2.89% (pays semi-annually)	3/15/28	$(411,554)	$—	$(411,554)
USD	1,400	Receives	3-month USD-LIBOR (pays quarterly)	2.82% (pays semi-annually)	4/12/28	(30,962)	(823)	(31,785)
USD	1,700	Receives	3-month USD-LIBOR (pays quarterly)	2.80% (pays semi-annually)	4/13/28	(34,464)	(7)	(34,471)
USD	1,566	Receives	3-month USD-LIBOR (pays quarterly)	2.89% (pays semi-annually)	4/18/28	(43,692)	(463)	(44,155)
USD	5,532	Receives	3-month USD-LIBOR (pays quarterly)	2.89% (pays semi-annually)	6/5/28	(115,471)	—	(115,471)
USD	4,618	Receives	3-month USD-LIBOR (pays quarterly)	2.96% (pays semi-annually)	6/7/28	(124,152)	—	(124,152)
USD	1,800	Receives	3-month USD-LIBOR (pays quarterly)	2.94% (pays semi-annually)	6/27/28	(44,757)	—	(44,757)
USD	9,647	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	9/28/28	(476,191)	—	(476,191)
USD	10,383	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	(490,980)	5,267	(485,713)
USD	3,335	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	10/3/28	(164,802)	—	(164,802)
USD	2,241	Receives	3-month USD-LIBOR (pays quarterly)	3.19% (pays semi-annually)	10/5/28	(121,536)	—	(121,536)
USD	3,934	Receives	3-month USD-LIBOR (pays quarterly)	3.24% (pays semi-annually)	10/9/28	(230,377)	—	(230,377)
USD	1,676	Receives	3-month USD-LIBOR (pays quarterly)	3.27% (pays semi-annually)	10/10/28	(102,860)	—	(102,860)
USD	1,841	Receives	3-month USD-LIBOR (pays quarterly)	3.27% (pays semi-annually)	10/12/28	(112,979)	—	(112,979)
USD	7,623	Receives	3-month USD-LIBOR (pays quarterly)	3.25% (pays semi-annually)	11/13/28	(401,186)	—	(401,186)
USD	7,868	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/15/29	(41,899)	1,716	(40,183)
USD	1,066	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/17/29	(5,755)	—	(5,755)
USD	5,393	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	1/18/29	(43,905)	—	(43,905)
USD	4,941	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/18/29	(44,125)	—	(44,125)
USD	7,071	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/22/29	(63,413)	—	(63,413)
USD	4,175	Receives	3-month USD-LIBOR (pays quarterly)	2.77% (pays semi-annually)	1/24/29	(38,705)	—	(38,705)
USD	8,200	Receives	3-month USD-LIBOR (pays quarterly)	2.79% (pays semi-annually)	1/29/29	(93,809)	—	(93,809)
USD	7,100	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	1/30/29	(66,206)	—	(66,206)
USD	1,700	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/31/29	(8,574)	(4,545)	(13,119)
USD	4,610	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	2/1/29	(39,902)	—	(39,902)

32

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
USD	3,020	Receives	3-month USD-LIBOR (pays quarterly)	2.99% (pays semi-annually)	7/3/38	$(3,282)	$—	$(3,282)
USD	5,538	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	(12,336)	—	(12,336)
USD	7,200	Receives	3-month USD-LIBOR (pays quarterly)	3.01% (pays semi-annually)	7/5/38	(15,797)	—	(15,797)
USD	5,539	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/5/38	(1,205)	—	(1,205)
USD	7,754	Receives	3-month USD-LIBOR (pays quarterly)	2.98% (pays semi-annually)	7/6/38	(2,732)	—	(2,732)
USD	11,923	Receives	3-month USD-LIBOR (pays quarterly)	2.97% (pays semi-annually)	7/7/38	6,973	—	6,973
USD	26,205	Receives	3-month USD-LIBOR (pays quarterly)	3.04% (pays semi-annually)	12/21/38	(119,574)	—	(119,574)
USD	8,868	Receives	3-month USD-LIBOR (pays quarterly)	2.92% (pays semi-annually)	4/16/48	(271,807)	—	(271,807)
USD	8,570	Receives	3-month USD-LIBOR (pays quarterly)	2.91% (pays semi-annually)	4/17/48	(241,081)	—	(241,081)
USD	6,332	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	5/18/48	(404,523)	1,468	(403,055)
USD	6,990	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	5/23/48	(448,926)	—	(448,926)
USD	2,538	Receives	3-month USD-LIBOR (pays quarterly)	3.02% (pays semi-annually)	5/29/48	(111,737)	—	(111,737)
USD	4,544	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	9/25/48	(345,072)	(6,735)	(351,807)
USD	10,907	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	(797,195)	—	(797,195)
USD	5,514	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	(399,649)	—	(399,649)
USD	11,173	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/48	(800,213)	—	(800,213)
USD	2,865	Receives	3-month USD-LIBOR (pays quarterly)	3.15% (pays semi-annually)	10/3/48	(226,404)	—	(226,404)
USD	2,605	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	10/4/48	(193,080)	—	(193,080)
USD	13,351	Receives	3-month USD-LIBOR (pays quarterly)	3.21% (pays semi-annually)	10/5/48	(1,214,506)	—	(1,214,506)
USD	10,162	Receives	3-month USD-LIBOR (pays quarterly)	3.26% (pays semi-annually)	10/9/48	(1,026,501)	—	(1,026,501)
USD	4,121	Receives	3-month USD-LIBOR (pays quarterly)	3.29% (pays semi-annually)	10/9/48	(439,482)	—	(439,482)
USD	4,859	Receives	3-month USD-LIBOR (pays quarterly)	3.30% (pays semi-annually)	10/13/48	(528,385)	—	(528,385)

33

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts(Payments)	Unrealized Appreciation (Depreciation)
USD	17,100	Receives	3-month USD-LIBOR (pays quarterly)	3.32% (pays semi-annually)	11/7/48	$(1,836,115)	$—	$(1,836,115)
USD	6,634	Receives	3-month USD-LIBOR (pays quarterly)	3.33% (pays semi-annually)	11/13/48	(723,818)	—	(723,818)

						$(26,289,257)	$(523,932)	$(26,813,189)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Bank of America, N.A.	SAR	45,600	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.37% (pays annually)	4/11/26	$(144,872)
Bank of America, N.A.	SAR	33,371	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.43% (pays annually)	5/10/26	(67,672)
Bank of America, N.A.	SAR	33,434	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.57% (pays annually)	5/23/26	(150,285)
Goldman Sachs International	SAR	61,080	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.16% (pays annually)	8/3/20	137,920
Goldman Sachs International	SAR	60,729	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.35% (pays annually)	8/12/20	80,357
Goldman Sachs International	SAR	71,420	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	74,101
Goldman Sachs International	SAR	53,447	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(225,219)
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.26% (pays annually)	9/17/20	238,470
Goldman Sachs International	SAR	32,508	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.65% (pays annually)	2/23/21	(104,583)
Goldman Sachs International	SAR	43,163	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.64% (pays annually)	7/27/22	23,417
Goldman Sachs International	SAR	72,091	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.46% (pays annually)	5/9/26	(192,333)

							$(330,699)

34

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation
Argentina	$24,480	5.00 (pays quarterly	% )(1)	12/20/23	6.21%	$(1,001,108)	$2,180,012	$1,178,904
Indonesia	46,250	1.00 (pays quarterly	% )(1)	12/20/23	1.11	(166,063)	903,612	737,549
Turkey	9,840	1.00 (pays quarterly	% )(1)	6/20/20	1.92	(110,833)	170,033	59,200

Total	$80,570					$(1,278,004)	$3,253,657	$1,975,653

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
France	$27,737	0.25% (pays quarterly)(1)	12/20/24	$250,420	$(29,727)	$220,693
Malaysia	388,840	1.00 (pays quarterly)(1)	12/20/23	(4,046,831)	(1,609,197)	(5,656,028)
Markit CDX Emerging Markets Index (CDX.EM.30.V1)	172,608	1.00 (pays quarterly)(1)	12/20/23	5,148,475	(7,782,988)	(2,634,513)
Mexico	395,957	1.00 (pays quarterly)(1)	12/20/23	5,704,377	(5,347,484)	356,893
Qatar	138,239	1.00 (pays quarterly)(1)	12/20/22	(2,440,662)	(39,309)	(2,479,971)
Qatar	23,815	1.00 (pays quarterly)(1)	12/20/27	204,917	(940,592)	(735,675)
Qatar	23,816	1.00 (pays quarterly)(1)	12/20/27	204,926	(940,744)	(735,818)
Qatar	57,454	1.00 (pays quarterly)(1)	12/20/27	494,364	(2,138,591)	(1,644,227)
Russia	214,366	1.00 (pays quarterly)(1)	12/20/23	2,651,186	(4,681,078)	(2,029,892)
South Africa	76,950	1.00 (pays quarterly)(1)	6/20/21	113,005	(3,577,438)	(3,464,433)
South Africa	41,600	1.00 (pays quarterly)(1)	12/20/27	4,228,206	(5,091,948)	(863,742)

Total				$12,512,383	$(32,179,096)	$(19,666,713)

35

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Cyprus	Goldman Sachs International	$3,268	1.00 (pays quarterly	% )(1)	6/20/21	0.93%	$9,296	$123,225	$132,521
Cyprus	Goldman Sachs International	5,000	1.00 (pays quarterly	% )(1)	12/20/21	0.98	8,622	156,401	165,023
Indonesia	Bank of America, N.A.	9,900	1.00 (pays quarterly	% )(1)	12/20/23	1.11	(35,547)	183,377	147,830
Indonesia	Barclays Bank PLC	63,600	1.00 (pays quarterly	% )(1)	12/20/23	1.11	(228,359)	1,311,210	1,082,851
Indonesia	Citibank, N.A.	4,580	1.00 (pays quarterly	% )(1)	12/20/23	1.11	(16,445)	81,448	65,003
Indonesia	Goldman Sachs International	11,245	1.00 (pays quarterly	% )(1)	12/20/23	1.11	(40,376)	208,597	168,221
Indonesia	JPMorgan Chase Bank, N.A.	102,805	1.00 (pays quarterly	% )(1)	12/20/23	1.11	(369,127)	1,910,172	1,541,045
Turkey	BNP Paribas	11,545	1.00 (pays quarterly	% )(1)	6/20/20	1.92	(130,038)	206,499	76,461
Turkey	BNP Paribas	13,400	1.00 (pays quarterly	% )(1)	9/20/20	1.99	(195,192)	338,305	143,113
Turkey	BNP Paribas	9,935	1.00 (pays quarterly	% )(1)	12/20/20	2.04	(176,729)	210,633	33,904
Turkey	BNP Paribas	19,643	1.00 (pays quarterly	% )(1)	6/20/23	2.89	(1,425,720)	722,125	(703,595)
Turkey	BNP Paribas	27,684	1.00 (pays quarterly	% )(1)	12/20/26	3.53	(4,312,044)	3,648,506	(663,538)
Turkey	BNP Paribas	28,837	1.00 (pays quarterly	% )(1)	12/20/26	3.53	(4,491,712)	3,800,527	(691,185)
Turkey	Citibank, N.A.	43,500	1.00 (pays quarterly	% )(1)	6/20/23	2.89	(3,157,298)	1,615,456	(1,541,842)
Turkey	Deutsche Bank AG	12,764	1.00 (pays quarterly	% )(1)	12/20/23	3.02	(1,087,015)	1,444,219	357,204
Turkey	Goldman Sachs International	14,470	1.00 (pays quarterly	% )(1)	6/20/20	1.92	(162,984)	213,152	50,168
Turkey	Goldman Sachs International	11,535	1.00 (pays quarterly	% )(1)	12/20/26	3.53	(1,796,685)	1,529,300	(267,385)
Turkey	Goldman Sachs International	32,257	1.00 (pays quarterly	% )(1)	12/20/27	3.61	(5,618,542)	4,140,985	(1,477,557)
Turkey	JPMorgan Chase Bank, N.A.	12,290	1.00 (pays quarterly	% )(1)	6/20/20	1.92	(138,429)	213,896	75,467
Turkey	Nomura International PLC	8,100	1.00 (pays quarterly	% )(1)	6/20/20	1.92	(91,235)	125,268	34,033

Total		$446,358					$(23,455,559)	$22,183,301	$(1,272,258)

36

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Colombia	Goldman Sachs International	$124,685	1.00 (pays quarterly	% )(1)	12/20/28	$9,416,280	$(9,623,044)	$(206,764)
Croatia	BNP Paribas	915	1.00 (pays quarterly	% )(1)	3/20/20	(7,180)	(17,094)	(24,274)
Croatia	Citibank, N.A.	400	1.00 (pays quarterly	% )(1)	3/20/20	(3,139)	(6,788)	(9,927)
Croatia	Citibank, N.A.	156	1.00 (pays quarterly	% )(1)	6/20/20	(1,396)	(3,106)	(4,502)
Croatia	Citibank, N.A.	1,210	1.00 (pays quarterly	% )(1)	6/20/20	(10,845)	(24,715)	(35,560)
Croatia	Goldman Sachs International	3,000	1.00 (pays quarterly	% )(1)	3/20/19	(6,448)	(5,584)	(12,032)
Croatia	Goldman Sachs International	2,670	1.00 (pays quarterly	% )(1)	3/20/20	(20,953)	(44,737)	(65,690)
Croatia	Goldman Sachs International	4,150	1.00 (pays quarterly	% )(1)	3/20/20	(32,567)	(69,606)	(102,173)
Croatia	Goldman Sachs International	2,100	1.00 (pays quarterly	% )(1)	6/20/20	(18,821)	(43,038)	(61,859)
France	Citibank, N.A.	86,529	0.25 (pays quarterly	% )(1)	12/20/28	2,369,284	(1,748,745)	620,539
France	Goldman Sachs International	162,224	0.25 (pays quarterly	% )(1)	12/20/28	4,441,918	(3,215,723)	1,226,195
Oman	Bank of America, N.A.	17,964	1.00 (pays quarterly	% )(1)	6/20/22	674,486	(606,941)	67,545
Oman	Bank of America, N.A.	14,372	1.00 (pays quarterly	% )(1)	12/20/22	716,193	(601,362)	114,831
Qatar	Bank of America, N.A.	540	1.00 (pays quarterly	% )(1)	6/20/19	(2,415)	1,036	(1,379)
Qatar	Bank of America, N.A.	540	1.00 (pays quarterly	% )(1)	6/20/19	(2,415)	976	(1,439)
Qatar	Barclays Bank PLC	1,200	1.00 (pays quarterly	% )(1)	3/20/19	(2,788)	477	(2,311)
Qatar	BNP Paribas	539	1.00 (pays quarterly	% )(1)	6/20/19	(2,410)	731	(1,679)
Qatar	Citibank, N.A.	2,020	1.00 (pays quarterly	% )(1)	6/20/19	(9,032)	3,584	(5,448)
Qatar	Deutsche Bank AG	539	1.00 (pays quarterly	% )(1)	6/20/19	(2,410)	689	(1,721)
Qatar	Deutsche Bank AG	1,740	1.00 (pays quarterly	% )(1)	6/20/19	(7,780)	2,223	(5,557)
Qatar	Goldman Sachs International	1,660	1.00 (pays quarterly	% )(1)	3/20/19	(3,857)	764	(3,093)
Qatar	Goldman Sachs International	3,330	1.00 (pays quarterly	% )(1)	3/20/19	(7,737)	1,290	(6,447)
Qatar	Goldman Sachs International	1,360	1.00 (pays quarterly	% )(1)	12/20/20	(19,323)	(12,105)	(31,428)
Qatar	Goldman Sachs International	7,960	1.00 (pays quarterly	% )(1)	12/20/20	(113,099)	(48,196)	(161,295)

37

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Qatar	Goldman Sachs International	$1,730	1.00 (pays quarterly	% )(1)	9/20/24	$(15,534)	$834	$(14,700)
Qatar	JPMorgan Chase Bank, N.A.	580	1.00 (pays quarterly	% )(1)	3/20/19	(1,348)	252	(1,096)
Qatar	JPMorgan Chase Bank, N.A.	510	1.00 (pays quarterly	% )(1)	6/20/19	(2,280)	980	(1,300)
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00 (pays quarterly	% )(1)	6/20/19	(4,615)	1,475	(3,140)
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00 (pays quarterly	% )(1)	6/20/19	(6,797)	1,885	(4,912)
Qatar	Nomura International PLC	620	1.00 (pays quarterly	% )(1)	3/20/19	(1,441)	246	(1,195)
Qatar	Nomura International PLC	1,540	1.00 (pays quarterly	% )(1)	3/20/19	(3,578)	631	(2,947)
Qatar	Nomura International PLC	5,380	1.00 (pays quarterly	% )(1)	9/20/24	(48,309)	10,391	(37,918)
South Africa	Bank of America, N.A.	5,000	1.00 (pays quarterly	% )(1)	9/20/22	64,443	(136,113)	(71,670)
South Africa	Bank of America, N.A.	7,500	1.00 (pays quarterly	% )(1)	9/20/22	96,664	(269,048)	(172,384)
South Africa	Bank of America, N.A.	14,640	1.00 (pays quarterly	% )(1)	9/20/22	188,688	(376,902)	(188,214)
South Africa	Bank of America, N.A.	26,320	1.00 (pays quarterly	% )(1)	9/20/22	339,227	(750,429)	(411,202)
South Africa	BNP Paribas	2,940	1.00 (pays quarterly	% )(1)	12/20/25	204,487	(339,314)	(134,827)
South Africa	BNP Paribas	13,330	1.00 (pays quarterly	% )(1)	12/20/25	927,149	(1,709,459)	(782,310)
South Africa	BNP Paribas	15,990	1.00 (pays quarterly	% )(1)	12/20/25	1,112,161	(2,051,768)	(939,607)
South Africa	BNP Paribas	26,186	1.00 (pays quarterly	% )(1)	12/20/25	1,821,329	(3,215,420)	(1,394,091)
South Africa	Deutsche Bank AG	4,860	1.00 (pays quarterly	% )(1)	9/20/22	62,638	(174,015)	(111,377)
South Africa	Deutsche Bank AG	5,700	1.00 (pays quarterly	% )(1)	9/20/22	73,465	(203,217)	(129,752)
South Africa	Goldman Sachs International	3,070	1.00 (pays quarterly	% )(1)	9/20/22	39,568	(106,529)	(66,961)
South Africa	Goldman Sachs International	15,000	1.00 (pays quarterly	% )(1)	9/20/22	193,328	(537,381)	(344,053)
South Africa	HSBC Bank USA, N.A.	7,120	1.00 (pays quarterly	% )(1)	12/20/22	110,585	(244,698)	(134,113)

Total						$22,493,376	$(26,156,613)	$(3,663,237)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2019, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $526,928,000.

38

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	USD	116,300	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	2/14/19	$3,758,234
Citibank, N.A.	USD	99,200	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	2/14/19	3,138,841
Citibank, N.A.	USD	91,600	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	2/14/19	3,060,267
Citibank, N.A.	UAH	86,475	Total Return on Ukraine Government Bond, 1.50% due 3/12/19 (pays monthly) plus Notional Amount at termination date	3-month USD-LIBOR+ 150 bp on $3,276,238 (pays monthly) plus USD equivalent of Notional Amount at termination date	3/12/19	42,751
Citibank, N.A.	KRW	145,500	Positive Return on KOSPI 200 Index Futures 3/2019 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 3/2019 (pays upon termination)	3/14/19	3,258,791
Citibank, N.A.	UAH	666,330	Total Return on Ukraine Government Bond, 1.50% due 4/8/19 (pays upon termination) plus Notional Amount at termination date	3-month USD-LIBOR+ 150 bp on $23,015,998 (pays upon termination) plus USD equivalent of Notional Amount at termination date	4/8/19	433,203
Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR+ 115 bp on $14,370,953 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	12/17/21	(2,889,757)

39

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	LKR	1,200,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $8,023,055 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	12/17/21	$(1,131,088)
Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $13,781,238 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	5/17/23	(2,329,684)
Citibank, N.A.	LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually) plus Notional Amount at termination date	6-month USD-LIBOR + 115 bp on $6,996,612 (pays semi-annually) plus USD equivalent of Notional Amount at termination date	5/17/23	(1,271,822)
Goldman Sachs International	BRL	1	Positive Return on BOVESPA Index Futures 2/2019 (pays upon termination)	Negative Return on BOVESPA Index Futures 2/2019 (pays upon termination)	2/13/19	752,439
Goldman Sachs International	EGP	213,875	Total Return on Egypt Treasury Bill, 0.00% due 7/23/19 (pays upon termination) plus Notional Amount at termination date	3-month USD-LIBOR + 55 bp on $10,040,350 (pays quarterly) plus USD equivalent of Notional Amount at termination date	7/23/19	958,937
UBS AG	CNY	12,938	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 900 bp on USD 12,937,823 (pays quarterly)	7/18/19	(443,578)

						$7,337,534

Abbreviations:

BADLAR	-	Buenos Aires Deposits of Large Amount Rate

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

40

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

ARS	-	Argentine Peso

AUD	-	Australian Dollar

BHD	-	Bahraini Dinar

BRL	-	Brazilian Real

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

GHS	-	Ghanaian Cedi

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PLN	-	Polish Zloty

QAR	-	Qatari Riyal

RON	-	Romanian Leu

RSD	-	Serbian Dinar

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

XOF	-	West African CFA Franc

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2019 were $26,485,688 or 0.7% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At January 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

41

Equity Price Risk: The Portfolio enters into options on equity indices, equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total Return Swaps	$9,957,342	$—

Total		$9,957,342	$—

Credit	Credit Default Swaps	$22,869,811	$(23,831,994)
Credit	Credit Default Swaps (Centrally Cleared)	18,999,876	(7,765,497)

Total		$41,869,687	$(31,597,491)

Equity Price	Futures Contracts	$—	$(258,919)
Equity Price	Total Return Swaps	4,011,230	(443,578)

Total		$4,011,230	$(702,497)

Foreign Exchange	Purchased Currency Options	$5,476,704	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	134,350,716	(151,508,639)
Foreign Exchange	Total Return Swaps	1,434,891	(7,622,351)

Total		$141,262,311	$(159,130,990)

Interest Rate	Futures Contracts	$1,869,883	$(7,757,690)
Interest Rate	Inflation Swaps	752,564	—
Interest Rate	Inflation Swaps (Centrally Cleared)	5,300,175	(4,984,199)
Interest Rate	Interest Rate Swaps	554,265	(884,964)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	44,783,943	(71,073,200)
Interest Rate	Purchased Interest Rate Swaptions	34,273,667	—

Total		$87,534,497	$(84,700,053)

42

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of January 31, 2019 were as follows:

Counterparty	Trade Date	Maturity Date		Interest Rate Paid	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	12/20/2018	2/27/2019		3.10%	$5,670,000	$5,690,507
Barclays Bank PLC	1/16/2019	2/15/2019		2.00	2,193,100	2,194,806
Barclays Bank PLC	1/16/2019	2/15/2019		3.15	4,220,945	4,226,116
Barclays Bank PLC	1/16/2019	2/15/2019		3.00	2,076,063	2,078,485
Barclays Bank PLC	1/16/2019	2/15/2019		2.75	3,105,988	3,109,309
Barclays Bank PLC	1/16/2019	2/15/2019		3.05	8,363,843	8,373,763
Barclays Bank PLC	1/16/2019	2/15/2019		3.05	2,441,385	2,444,281
Barclays Bank PLC	1/16/2019	2/15/2019		2.25	1,036,538	1,037,444
Barclays Bank PLC	1/16/2019	2/15/2019		3.00	5,326,080	5,332,294
Barclays Bank PLC	1/22/2019	On demand	(1)	3.10	1,443,684	1,444,803
Barclays Bank PLC	1/23/2019	2/26/2019		3.00	8,445,077	8,450,707
Barclays Bank PLC	1/28/2019	2/1/2019		2.90	17,701,200	17,705,478
Barclays Bank PLC	1/28/2019	2/1/2019		2.75	42,375,000	42,384,711
Barclays Bank PLC	1/28/2019	2/12/2019		2.90	9,112,500	9,114,702
Barclays Bank PLC	1/28/2019	2/15/2019		2.55	5,651,094	5,652,295
Barclays Bank PLC	1/28/2019	2/15/2019		3.15	2,559,205	2,559,877
Barclays Bank PLC	1/31/2019	2/4/2019		2.75	42,325,089	42,328,322
Barclays Bank PLC	1/31/2019	2/12/2019		2.90	17,613,614	17,615,033
JPMorgan Chase Bank, N.A.	1/9/2019	On demand	(1)	3.10	2,871,524	2,876,717
JPMorgan Chase Bank, N.A.	1/9/2019	On demand	(1)	2.75	1,738,311	1,741,100
JPMorgan Chase Bank, N.A.	1/9/2019	On demand	(1)	2.95	7,418,912	7,431,678
JPMorgan Chase Bank, N.A.	1/9/2019	On demand	(1)	2.95	3,087,083	3,092,395
JPMorgan Chase Bank, N.A.	1/9/2019	3/1/2019		2.95	5,488,168	5,497,612
JPMorgan Chase Bank, N.A.	1/16/2019	On demand	(1)	2.95	1,441,509	1,443,281
JPMorgan Chase Bank, N.A.	1/23/2019	2/13/2019		2.80	8,944,863	8,950,429
JPMorgan Chase Bank, N.A.	1/23/2019	2/13/2019		2.80	8,142,000	8,146,433
JPMorgan Chase Bank, N.A.	1/24/2019	2/15/2019		2.95	11,614,117	11,617,924
JPMorgan Chase Bank, N.A.	1/28/2019	2/15/2019		2.95	15,445,387	15,449,184
JPMorgan Chase Bank, N.A.	1/28/2019	3/1/2019		2.95	16,752,889	16,757,007
JPMorgan Chase Bank, N.A.	1/28/2019	3/1/2019		2.95	28,268,100	28,275,049
Nomura International PLC	1/4/2019	2/26/2019		2.90	4,558,097	4,567,277
Nomura International PLC	1/23/2019	2/12/2019		2.90	8,445,250	8,450,692
Nomura International PLC	1/28/2019	2/26/2019		2.90	17,827,605	17,831,913
Nomura International PLC	1/28/2019	2/27/2019		2.80	13,331,705	13,334,815

Total					$337,035,925	$337,206,439

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

At January 31, 2019, the remaining contractual maturity of open reverse repurchase agreements was as follows: overnight and continuous ($18,001,023) and up to 30 days ($319,034,902). At January 31, 2019, the underlying collateral for all open reverse repurchase agreements was comprised of sovereign debt and foreign corporate bonds having an aggregate market value of $405,009,803.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2019. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2019.

43

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$2,354,320,447	$—	$2,354,320,447
Foreign Corporate Bonds	—	78,622,724	16,257,259	94,879,983
Sovereign Loans	—	144,903,601	—	144,903,601
Credit Linked Notes	—	2,820,000	—	2,820,000
Senior Floating-Rate Loans	—	—	45,691,105	45,691,105
Collateralized Mortgage Obligations	—	46,159,285	—	46,159,285
Small Business Administration Loans (Interest Only)	—	49,391,961	—	49,391,961
Common Stocks	127,064,112	94,244,504 **	—	221,308,616
Warrants	—	—	0	0
Short-Term Investments —
Foreign Government Securities	—	198,312,246	—	198,312,246
U.S. Treasury Obligations	—	135,656,647	—	135,656,647
Other	—	261,235,206	—	261,235,206
Purchased Currency Options	—	5,476,704	—	5,476,704
Purchased Interest Rate Swaptions	—	34,273,667	—	34,273,667
Total Investments	$127,064,112	$3,405,416,992	$61,948,364	$3,594,429,468
Forward Foreign Currency Exchange Contracts	$—	$134,350,716	$—	$134,350,716
Futures Contracts	1,869,883	—	—	1,869,883
Swap Contracts	—	108,664,097	—	108,664,097
Total	$128,933,995	$3,648,431,805	$61,948,364	$3,839,314,164

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(151,508,639)	$—	$(151,508,639)
Futures Contracts	(7,757,690)	(258,919)	—	(8,016,609)
Swap Contracts	—	(116,605,783)	—	(116,605,783)
Total	$(7,757,690)	$(268,373,341)	$—	$(276,131,031)

44

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

45

Eaton Vance

Government Opportunities Fund

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 44.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$47	$50,008
Series 1822, Class Z, 6.90%, 3/15/26	274	297,890
Series 1896, Class Z, 6.00%, 9/15/26	122	130,436
Series 2075, Class PH, 6.50%, 8/15/28	66	72,180
Series 2102, Class Z, 6.00%, 12/15/28	58	63,207
Series 2115, Class K, 6.00%, 1/15/29	501	538,164
Series 2142, Class Z, 6.50%, 4/15/29	140	155,224
Series 2245, Class A, 8.00%, 8/15/27	2,114	2,388,638
Series 4039, Class ME, 2.00%, 12/15/40	620	606,008
Series 4204, Class AF, 3.519%, (1 mo. USD LIBOR + 1.00%), 5/15/43(1)	2,855	2,860,357
Series 4259, Class UE, 2.50%, 5/15/43	2,368	2,327,197
Series 4337, Class YT, 3.50%, 4/15/49	5,807	5,799,395
Series 4385, Class SC, 3.453%, (9.33% - 1 mo. USD LIBOR x 2.33), 9/15/44(2)	95	81,689
Series 4407, Class LN, 3.448%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(2)	108	101,414
Series 4495, Class JA, 3.50%, 5/15/45	1,057	1,063,901
Series 4584, Class PM, 3.00%, 5/15/46	2,681	2,658,878
Series 4639, Class KF, 3.819%, (1 mo. USD LIBOR + 1.30%), 12/15/44(1)	7,632	7,746,932
Series 4746, Class CZ, 4.00%, 11/15/47	1,404	1,390,858
Series 4754, Class FJ, 3.519%, (1 mo. USD LIBOR + 1.00%), 4/15/44(1)	7,902	7,916,036
Series 4767, Class FK, 3.519%, (1 mo. USD LIBOR + 1.00%), 3/15/48(1)	2,593	2,593,597
Series 4767, Class KF, 3.519%, (1 mo. USD LIBOR + 1.00%), 3/15/48(1)	1,613	1,613,584
Series 4768, Class JF, 3.519%, (1 mo. USD LIBOR + 1.00%), 2/15/48(1)	1,362	1,363,363
Series 4776, Class C, 4.50%, 3/15/43	5,149	5,335,361
Series 4845, Class EA, 4.50%, 6/15/43	2,940	3,052,499
Series 4846, Class EA, 4.50%, 8/15/43	1,954	2,028,185
Series 4858, Class LA, 4.50%, 8/15/43	2,973	3,104,331
Series 4859, Class GA, 4.50%, 10/15/43	5,000	5,141,745
Interest Only:(3)
Series 362, Class C12, 4.00%, 12/15/47	6,658	1,399,871
Series 4520, Class PI, 4.00%, 8/15/45	5,230	730,223
Series 4676, Class DI, 4.00%, 7/15/44	6,058	848,930
Series 4700, Class WI, 3.50%, 1/15/44	4,316	519,924
Series 4749, Class IL, 4.00%, 12/15/47	4,525	983,749
Series 4756, Class KI, 4.00%, 1/15/48	4,960	1,060,571
Series 4767, Class IM, 4.00%, 5/15/45	4,592	672,779
Series 4768, Class IO, 4.00%, 3/15/48	3,698	807,419
Series 4772, Class PI, 4.00%, 1/15/48	5,222	1,175,079
Series 4791, Class JI, 4.00%, 5/15/48	10,448	2,185,513
Principal Only:(4)
Series 246, Class PO, 0.00%, 5/15/37	3,118	2,864,192
Series 3435, Class PO, 0.00%, 4/15/38	2,945	2,527,153

		$76,256,480

1

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 5.01%, (1 mo. USD LIBOR + 2.50%), 3/25/30(1)	$3,892	$3,978,602
Series 2018-DNA1, Class M2, 4.31%, (1 mo. USD LIBOR + 1.80%), 7/25/30(1)	1,998	1,957,460
Series 2018-DNA2, Class M2, 4.66%, (1 mo. USD LIBOR + 2.15%), 12/25/30(1)(5)	1,099	1,079,259
Series 2018-DNA3, Class M2, 4.61%, (1 mo. USD LIBOR + 2.10%), 9/25/48(1)(5)	1,000	975,030

		$7,990,351

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$21	$22,093
Series G92-44, Class ZQ, 8.00%, 7/25/22	1	805
Series G93-36, Class ZQ, 6.50%, 12/25/23	2,178	2,292,980
Series 1993-16, Class Z, 7.50%, 2/25/23	57	60,735
Series 1993-39, Class Z, 7.50%, 4/25/23	154	164,928
Series 1993-45, Class Z, 7.00%, 4/25/23	184	193,978
Series 1993-149, Class M, 7.00%, 8/25/23	70	74,108
Series 1993-178, Class PK, 6.50%, 9/25/23	161	169,892
Series 1994-40, Class Z, 6.50%, 3/25/24	178	189,004
Series 1994-42, Class K, 6.50%, 4/25/24	746	791,820
Series 1994-82, Class Z, 8.00%, 5/25/24	237	256,093
Series 2000-49, Class A, 8.00%, 3/18/27	246	273,566
Series 2001-81, Class HE, 6.50%, 1/25/32	476	522,908
Series 2002-1, Class G, 7.00%, 7/25/23	88	93,734
Series 2012-35, Class GE, 3.00%, 5/25/40	2,021	2,014,173
Series 2012-134, Class ZT, 2.00%, 12/25/42	3,527	2,990,106
Series 2013-52, Class MD, 1.25%, 6/25/43	2,879	2,623,548
Series 2013-122, Class ES, 3.51%, (1 mo. USD LIBOR + 1.00%), 7/25/43(1)	1,792	1,768,151
Series 2016-89, Class ZH, 3.00%, 12/25/46	2,001	1,919,631
Series 2017-75, Class Z, 3.00%, 9/25/57	3,824	3,510,771
Series 2017-76, Class Z, 3.00%, 10/25/57	1,705	1,612,896
Series 2017-110, Class Z, 3.00%, 2/25/57	1,042	997,523
Series 2018-14, Class TF, 3.519%, (1 mo. USD LIBOR + 1.00%), 3/25/48(1)	2,992	2,987,902
Series 2018-18, Class QD, 4.50%, 5/25/45	4,421	4,605,573
Series 2018-50, Class MZ, 4.50%, 7/25/48	1,281	1,293,012
Interest Only:(3)
Series 417, Class C8, 4.00%, 2/25/43	9,360	1,618,288
Series 2018-21, Class IO, 3.00%, 4/25/48	14,543	2,612,574
Principal Only:(4)
Series 379, Class 1, 0.00%, 5/25/37	2,252	1,975,961
Series 2014-17, Class PO, 0.00%, 4/25/44	2,947	2,369,631

		$40,006,384

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C07, Class 1M2, 4.91%, (1 mo. USD LIBOR + 2.40%), 5/25/30(1)	$818	$830,178
Series 2017-C07, Class 1M2C, 4.91%, (1 mo. USD LIBOR + 2.40%), 5/25/30(1)	1,491	1,494,135
Series 2018-C01, Class 1M2, 4.76%, (1 mo. USD LIBOR + 2.25%), 7/25/30(1)	7,945	8,022,094

		$10,346,407

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$593	$510,262
Series 2015-62, Class PQ, 3.00%, 5/20/45	972	971,772
Series 2016-129, Class ZC, 2.00%, 6/20/45	231	220,152

2

Security	Principal Amount (000’s omitted)	Value
Series 2017-137, Class AF, 3.003%, (1 mo. USD LIBOR + 0.50%), 9/20/47(1)	$5,122	$5,134,560
Interest Only:(3)
Series 2018-112, Class SA, 3.697%, (6.20% - 1 mo. USD LIBOR), 8/20/48(2)	9,731	1,257,010

		$8,093,756

Total Collateralized Mortgage Obligations (identified cost $147,178,193)		$142,693,378

Mortgage Pass-Throughs — 41.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.879%, (COF + 1.25%), with maturity at 2035(6)	$2,839	$2,877,107
2.882%, (COF + 1.25%), with maturity at 2034(6)	735	745,311
4.308%, (1 yr. CMT + 2.23%), with maturity at 2036(6)	1,613	1,698,392
4.363%, (1 yr. CMT + 2.24%), with maturity at 2038(6)	1,486	1,554,289
4.50%, with various maturities to 2035	1,589	1,654,140
5.50%, with maturity at 2032	136	144,250
6.00%, with various maturities to 2033	355	387,697
6.50%, with various maturities to 2032	3,083	3,328,462
6.87%, with maturity at 2024	34	35,650
7.00%, with various maturities to 2036	5,398	5,970,861
7.09%, with maturity at 2023	138	141,701
7.25%, with maturity at 2022	97	100,050
7.31%, with maturity at 2027	12	13,459
7.50%, with various maturities to 2024	219	230,951
7.78%, with maturity at 2022	16	16,528
7.85%, with maturity at 2020	1	657
8.00%, with various maturities to 2026	240	245,016
8.15%, with various maturities to 2021	13	12,717
8.50%, with various maturities to 2031	1,136	1,272,718
9.00%, with various maturities to 2027	67	69,104
9.50%, with various maturities to 2026	82	85,420
10.50%, with maturity at 2020	14	14,366

		$20,598,846

Federal National Mortgage Association:
2.268%, (COF + 1.25%), with various maturities to 2035(6)	$9,449	$9,351,467
2.290%, (COF + 1.25%), with maturity at 2035(6)	540	536,588
2.31%, (COF + 1.25%), with various maturities to 2044(6)	1,295	1,288,008
2.329%, (COF + 1.25%), with various maturities to 2035(6)	1,624	1,614,480
2.507%, (COF + 1.25%), with maturity at 2037(6)	1,851	1,810,855
2.901%, (COF + 1.25%), with maturity at 2036(6)	443	433,809
3.29%, (COF + 2.38%), with maturity at 2027(6)	443	455,662
3.346%, (COF + 1.25%), with maturity at 2036(6)	344	338,477
3.487%, (COF + 1.25%), with maturity at 2034(6)	1,621	1,674,381
3.632%, (COF + 1.25%), with maturity at 2035(6)	1,492	1,536,906
3.844%, (COF + 1.79%), with maturity at 2036(6)	5,975	6,227,656

3

Security	Principal Amount (000’s omitted)		Value
3.889%, (COF + 1.25%), with maturity at 2034(6)	$1,525		$1,570,961
3.955%, (COF + 1.25%), with maturity at 2036(6)	93		93,502
4.081%, (COF + 1.74%), with maturity at 2035(6)	1,640		1,685,771
4.451%, (1 yr. CMT + 2.14%), with maturity at 2040(6)	520		544,097
4.50%, with maturity at 2049	5,000		5,201,994
4.699%, (COF + 1.87%), with maturity at 2034(6)	2,737		2,832,051
5.00%, with various maturities to 2049	3,107		3,283,119
5.50%, with maturity at 2030	171		182,457
5.684%, (COF + 1.82%), with maturity at 2021(6)	31		32,092
6.00%, with various maturities to 2038	4,724		5,226,695
6.44%, with maturity at 2025(7)	63		67,033
6.50%, with various maturities to 2036	2,115		2,372,421
7.00%, with various maturities to 2035	12,463		14,125,356
7.50%, with various maturities to 2035	1,994		2,221,858
7.875%, with maturity at 2021	97		100,890
8.00%, with maturity at 2034	1,992		2,214,791
8.028%, with maturity at 2030(7)	4		4,770
8.25%, with maturity at 2025	50		52,822
8.33%, with maturity at 2020	15		14,891
8.412%, with maturity at 2021(7)	6		6,570
8.50%, with maturity at 2037	373		416,476
9.00%, with various maturities to 2026	48		52,157
9.409%, with maturity at 2025(7)	0	(8)	239
9.466%, with maturity at 2021(7)	0	(8)	105
9.50%, with various maturities to 2030	57		60,322
9.503%, with maturity at 2025(7)	3		2,704
9.519%, with maturity at 2021(7)	6		5,851
9.75%, with maturity at 2019	0	(8)	398
9.941%, with maturity at 2023(7)	4		3,686
9.972%, with maturity at 2021(7)	0	(8)	264
10.977%, with maturity at 2021(7)	0	(8)	59
19.16%, (29.2% - 1 mo. USD LIBOR x 4.00), with maturity at 2035(2)	149		162,498

			$67,807,189

Government National Mortgage Association:
3.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(6)	$219		$224,150
4.50%, with maturity at 2049(9)	2,041		2,118,533
4.50%, with various maturities to 2049	14,329		14,842,670
5.00%, with various maturities to 2049	24,228		25,375,171
7.50%, with maturity at 2025	264		281,407
8.30%, with maturity at 2020	1		601
9.50%, with various maturities to 2025	76		79,690

			$42,922,222

Total Mortgage Pass-Throughs (identified cost $132,616,589)			$131,328,257

Small Business Administration Loans (Interest Only)(10) — 2.5%

Security	Principal Amount (000’s omitted)		Value
0.155%, 7/15/37	$204		$1,054
0.157%, 3/15/42 to 5/15/42	393		2,503

4

Security	Principal Amount (000’s omitted)	Value
0.23%, 1/15/37 to 12/15/37	$537	$4,308
0.234%, 4/15/37 to 9/15/37	1,597	12,191
0.407%, 6/15/42 to 7/15/42	232	4,004
0.48%, 12/15/37	526	8,445
0.484%, 3/15/37 to 12/15/37	3,476	55,117
0.657%, 4/15/42 to 7/15/42	386	10,484
0.73%, 11/15/37 to 1/15/38	1,423	34,895
0.734%, 3/15/37 to 10/15/42	1,486	37,947
0.807%, 10/15/37	162	4,335
0.907%, 5/15/42 to 7/15/42	909	34,526
0.984%, 9/15/37 to 11/15/37	3,411	112,190
1.234%, 8/15/37 to 12/15/37	2,634	108,385
1.609%, 5/15/42	3,246	209,654
1.855%, 12/15/42 to 1/15/43	7,000	578,053
1.859%, 9/15/42	3,381	275,393
1.886%, 11/15/42	1,549	129,163
2.105%, 12/15/42	481	45,125
2.109%, 10/15/42	3,676	342,229
2.355%, 11/15/42 to 1/15/43	10,984	1,155,797
2.359%, 9/15/42 to 1/15/43	2,265	237,031
2.605%, 12/15/42 to 1/15/43	6,395	748,358
2.855%, 11/15/42 to 2/15/43	14,852	1,905,417
2.859%, 7/15/42	3,106	390,338
3.105%, 12/15/42 to 1/15/43	10,405	1,457,506

Total Small Business Administration Loans (Interest Only) (identified cost $7,737,179)		$7,904,448

Asset-Backed Securities — 8.2%

Security	Principal Amount (000’s omitted)	Value
Invitation Homes Trust:
Series 2017-SFR2, Class E, 4.758%, (1 mo. USD LIBOR + 2.25%), 12/17/36(1)(5)	$618	$619,906
Series 2018-SFR2, Class E, 4.509%, (1 mo. USD LIBOR + 2.00%), 6/17/37(1)(5)	6,229	6,187,530
Series 2018-SFR3, Class E, 4.508%, (1 mo. USD LIBOR + 2.00%), 7/17/37(1)(5)	3,000	2,976,578
NRZ Excess Spread-Collateralized Notes:
Series 2018-PLS1, Class D, 4.374%, 1/25/23(5)	4,893	4,873,271
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 5.36%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(5)	9,000	9,018,558
Series 2018-GT2, Class A, 5.16%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(5)	2,430	2,434,509

Total Asset-Backed Securities (identified cost $26,471,422)		$26,110,352

Short-Term Investments — 5.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(11)	18,903,258	$18,903,258

Total Short-Term Investments (identified cost $18,901,777)		$18,903,258

5

Value
Total Investments — 102.5% (identified cost $332,905,160)	$326,939,693

Other Assets, Less Liabilities — (2.5)%	$(7,994,904)

Net Assets — 100.0%	$318,944,789

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2019.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2019.

(3)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $28,164,641 or 8.8% of the Fund’s net assets.

(6)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2019.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2019.

(8)	Principal amount is less than $500.

(9)	When-issued security.

(10)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $101,690.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
CME 90-Day Eurodollar	437	Long	2/18/19	$106,335,756	$141,204
U.S. Ultra-Long Treasury Bond	60	Long	3/20/19	9,667,500	288,590
CME 90-Day Eurodollar	437	Short	3/16/20	(106,491,438)	(463,434)

					$(33,640)

6

Abbreviations:

CME	-	Chicago Mercantile Exchange

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

USD	-	United States Dollar

At January 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes U.S. Treasury futures contracts to enhance total return, to change the overall duration of its portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

At January 31, 2019, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $429,794 and $463,434, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$142,693,378	$—	$142,693,378
Mortgage Pass-Throughs	—	131,328,257	—	131,328,257
Small Business Administration Loans (Interest Only)	—	7,904,448	—	7,904,448
Asset-Backed Securities	—	26,110,352	—	26,110,352
Short-Term Investments	—	18,903,258	—	18,903,258
Total Investments	$—	$326,939,693	$—	$326,939,693
Futures Contracts	$429,794	$—	$—	$429,794
Total	$429,794	$326,939,693	$—	$327,369,487

Liability Description
Futures Contracts	$(463,434)	$—	$—	$(463,434)
Total	$(463,434)	$—	$—	$(463,434)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

High Income Opportunities Fund

January 31, 2019 (Unaudited)

Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2019, the value of the Fund’s investment in the Portfolio was $927,404,049 and the Fund owned 78.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 86.8%

Security	Principal Amount* (000’s omitted)	Value
Aerospace — 1.8%
Bombardier, Inc., 6.00%, 10/15/22(1)	5,390	$5,221,562
TransDigm, Inc., 6.00%, 7/15/22	5,055	5,105,550
TransDigm, Inc., 6.25%, 3/15/26(1)(2)	4,158	4,230,765
TransDigm, Inc., 6.375%, 6/15/26	1,435	1,386,569
TransDigm, Inc., 6.50%, 7/15/24	2,911	2,881,890
TransDigm, Inc., 6.50%, 5/15/25	440	428,450
TransDigm UK Holdings PLC, 6.875%, 5/15/26(1)	1,585	1,541,413

		$20,796,199

Automotive & Auto Parts — 0.6%
Navistar International Corp., 6.625%, 11/1/25(1)	6,645	$6,678,225

		$6,678,225

Banks & Thrifts — 0.9%
CIT Group, Inc., 5.00%, 8/1/23	4,300	$4,407,500
CIT Group, Inc., 6.125%, 3/9/28	1,420	1,508,750
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(3)(4)	4,805	5,182,889

		$11,099,139

Broadcasting — 2.0%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	1,095	$1,125,113
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,183,438
Gray Television, Inc., 7.00%, 5/15/27(1)	1,768	1,842,433
Netflix, Inc., 4.875%, 4/15/28	640	609,600
Netflix, Inc., 5.50%, 2/15/22	1,790	1,864,822
Netflix, Inc., 5.875%, 2/15/25	2,155	2,237,860
Netflix, Inc., 5.875%, 11/15/28(1)	4,030	4,095,487
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	2,980	2,890,600
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	6,775	7,062,937

		$23,912,290

Building Materials — 0.6%
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	380	$311,600
Standard Industries, Inc., 5.50%, 2/15/23(1)	2,155	2,187,325
Standard Industries, Inc., 6.00%, 10/15/25(1)	3,880	3,923,650

		$6,422,575

Cable/Satellite TV — 5.4%
Altice France SA, 7.375%, 5/1/26(1)	3,020	$2,921,850
Altice France SA, 8.125%, 2/1/27(1)	3,829	3,781,137
Altice Luxembourg SA, 7.75%, 5/15/22(1)	1,531	1,490,811

1

Security	Principal Amount* (000’s omitted)		Value
Cablevision Systems Corp., 5.875%, 9/15/22		1,410	$1,420,575
Cablevision Systems Corp., 8.00%, 4/15/20		5,451	5,682,667
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)		1,895	1,804,988
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22		2,165	2,192,712
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)		3,855	3,885,069
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		2,010	2,055,225
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)		2,725	2,779,500
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)		4,090	4,203,457
CSC Holdings, LLC, 5.125%, 12/15/21(1)		235	235,952
CSC Holdings, LLC, 5.25%, 6/1/24		385	370,563
CSC Holdings, LLC, 5.375%, 7/15/23(1)		970	982,125
CSC Holdings, LLC, 5.50%, 5/15/26(1)		4,205	4,173,462
CSC Holdings, LLC, 6.75%, 11/15/21		5,020	5,285,056
CSC Holdings, LLC, 7.50%, 4/1/28(1)		1,273	1,314,373
CSC Holdings, LLC, 10.875%, 10/15/25(1)		3,862	4,460,610
DISH DBS Corp., 5.875%, 7/15/22		1,970	1,878,887
DISH DBS Corp., 5.875%, 11/15/24		420	349,650
DISH DBS Corp., 7.75%, 7/1/26		1,395	1,204,931
UPC Holding B.V., 5.50%, 1/15/28(1)		3,875	3,603,750
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)		2,610	2,580,637
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)		4,320	4,255,200
Ziggo Bond Co., B.V., 5.875%, 1/15/25(1)		990	938,644
Ziggo Bond Co., B.V., 6.00%, 1/15/27(1)		265	244,794

			$64,096,625

Capital Goods — 0.4%
BWX Technologies, Inc., 5.375%, 7/15/26(1)		2,875	$2,918,125
Resideo Funding, Inc., 6.125%, 11/1/26(1)		1,293	1,335,023
Titan Acquisition, Ltd./Titan Co-Borrower, LLC, 7.75%, 4/15/26(1)		382	335,205

			$4,588,353

Chemicals — 1.9%
Chemours Co. (The), 4.00%, 5/15/26	EUR	6,000	$6,764,858
Chemours Co. (The), 7.00%, 5/15/25		2,086	2,182,477
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		2,585	2,404,050
Olin Corp., 5.00%, 2/1/30		1,625	1,505,156
PQ Corp., 6.75%, 11/15/22(1)		900	945,450
SPCM SA, 4.875%, 9/15/25(1)		1,185	1,116,863
Valvoline, Inc., 5.50%, 7/15/24		835	849,613
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)		1,825	1,509,047
Versum Materials, Inc., 5.50%, 9/30/24(1)		2,790	2,838,825
W.R. Grace & Co., 5.125%, 10/1/21(1)		2,270	2,343,775

			$22,460,114

Consumer Products — 1.4%
Central Garden & Pet Co., 6.125%, 11/15/23		970	$996,675
Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(1)	EUR	6,315	7,122,037
Energizer Holdings, Inc., 6.375%, 7/15/26(1)		3,995	3,895,125
Energizer Holdings, Inc., 7.75%, 1/15/27(1)		1,568	1,619,509
Spectrum Brands, Inc., 5.75%, 7/15/25		3,275	3,243,232

			$16,876,578

2

Security	Principal Amount* (000’s omitted)	Value
Containers — 2.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)	830	$823,609
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	3,625	3,634,062
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	3,233	3,362,320
Berry Global, Inc., 4.50%, 2/15/26(1)	2,619	2,474,955
Berry Global, Inc., 6.00%, 10/15/22	1,770	1,814,250
BWAY Holding Co., 5.50%, 4/15/24(1)	750	735,473
BWAY Holding Co., 7.25%, 4/15/25(1)	2,135	1,977,544
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26	1,415	1,349,556
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	1,695	1,661,100
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	3,195	3,318,806
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	995	1,044,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)	260	260,806
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21	643	646,041
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)	1,737	1,779,339

		$24,882,611

Diversified Financial Services — 2.2%
DAE Funding, LLC, 4.50%, 8/1/22(1)	2,430	$2,405,700
DAE Funding, LLC, 5.00%, 8/1/24(1)	4,055	3,996,203
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	3,825	3,934,969
MSCI, Inc., 5.75%, 8/15/25(1)	1,275	1,326,000
Navient Corp., 6.75%, 6/15/26	2,890	2,730,992
Navient Corp., 8.00%, 3/25/20	3,065	3,199,094
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	6,390	6,511,729
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)	1,855	1,889,781

		$25,994,468

Diversified Media — 0.3%
MDC Partners, Inc., 6.50%, 5/1/24(1)	3,821	$3,497,361

		$3,497,361

Energy — 15.9%
Aker BP ASA, 5.875%, 3/31/25(1)	1,460	$1,503,800
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	1,465	1,529,094
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	1,415	1,393,775
Antero Resources Corp., 5.625%, 6/1/23	490	491,225
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(1)	4,113	3,989,610
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 4/1/22(1)	1,336	1,434,530
Berry Petroleum Co., LLC, 7.00%, 2/15/26(1)	3,090	3,012,750
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	5,530	4,548,425
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	1,460	1,414,375
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	2,020	2,123,525
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	5,095	5,628,956
Cheniere Energy Partners, L.P., 5.25%, 10/1/25	600	605,244
Cheniere Energy Partners, L.P., 5.625%, 10/1/26(1)	2,670	2,682,976
Chesapeake Energy Corp., 7.00%, 10/1/24	1,088	1,066,240
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	11,090	10,687,987
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	2,413	2,431,098
Denbury Resources, Inc., 9.00%, 5/15/21(1)	469	466,655
Diamondback Energy, Inc., 4.75%, 11/1/24	1,080	1,082,700

3

Security	Principal Amount* (000’s omitted)	Value
Diamondback Energy, Inc., 5.375%, 5/31/25	2,615	$2,703,073
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(1)	2,250	2,354,063
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	3,005	3,207,837
Energy Transfer, L.P., 5.875%, 1/15/24	975	1,043,250
Energy Transfer, L.P., 7.50%, 10/15/20	1,780	1,893,475
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(3)(4)	1,630	1,469,404
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(1)	1,370	1,267,250
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	1,845	1,485,225
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	1,370	683,288
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	5,525	4,558,125
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	1,250	1,162,500
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	5,735	5,147,162
Gulfport Energy Corp., 6.00%, 10/15/24	1,265	1,195,425
Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.75%, 10/1/25(1)	52	50,830
Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.25%, 11/1/28(1)	3,401	3,328,729
Jagged Peak Energy, LLC, 5.875%, 5/1/26(1)	640	620,800
Matador Resources Co., 5.875%, 9/15/26	4,700	4,705,875
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	4,310	3,879,000
Nabors Industries, Inc., 5.75%, 2/1/25	3,070	2,686,250
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	5,123	4,975,714
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	780	790,405
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	1,270	1,279,525
Oasis Petroleum, Inc., 6.875%, 1/15/23	2,145	2,131,594
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	2,315	2,303,425
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	2,625	2,618,437
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)	2,055	2,047,294
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	2,935	3,015,325
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	5,755	5,812,550
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	3,547	3,547,000
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	5,230	5,354,212
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(3)(4)	4,120	3,698,627
Precision Drilling Corp., 6.50%, 12/15/21	217	210,604
Precision Drilling Corp., 7.125%, 1/15/26(1)	1,095	1,007,400
Precision Drilling Corp., 7.75%, 12/15/23	195	187,688
QEP Resources, Inc., 5.625%, 3/1/26	3,210	3,097,650
Resolute Energy Corp., 8.50%, 5/1/20	1,195	1,199,481
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	3,860	3,738,603
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	1,890	1,913,625
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(1)	5,980	5,449,275
SM Energy Co., 5.625%, 6/1/25	1,850	1,780,625
SM Energy Co., 6.625%, 1/15/27	1,965	1,935,525
SM Energy Co., 6.75%, 9/15/26	2,249	2,226,847
Sunoco, L.P./Sunoco Finance Corp., 5.50%, 2/15/26	925	915,741
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	7,405	7,238,387
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26(1)	2,105	2,133,944
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27(1)	1,087	1,123,007
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.875%, 1/15/29(1)	2,174	2,267,656
Tervita Escrow Corp., 7.625%, 12/1/21(1)	6,435	6,354,562
Transocean, Inc., 7.25%, 11/1/25(1)	2,686	2,551,700
Transocean, Inc., 7.50%, 1/15/26(1)	1,247	1,192,444
Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	2,131	2,152,285

4

Security	Principal Amount* (000’s omitted)	Value
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)(2)	556	$567,470
Weatherford International, Ltd., 8.25%, 6/15/23	755	485,088
Weatherford International, Ltd., 9.875%, 2/15/24	1,765	1,162,694
Whiting Petroleum Corp., 6.25%, 4/1/23	331	328,518
Whiting Petroleum Corp., 6.625%, 1/15/26	4,550	4,481,750
WildHorse Resource Development Corp., 6.875%, 2/1/25	4,658	4,738,583

		$187,549,786

Entertainment/Film — 0.5%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	1,580	$1,425,950
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	500	447,500
Cinemark USA, Inc., 4.875%, 6/1/23	3,945	3,915,413

		$5,788,863

Environmental — 1.2%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(1)	3,075	$3,098,062
Covanta Holding Corp., 5.875%, 3/1/24	2,230	2,230,000
Covanta Holding Corp., 5.875%, 7/1/25	2,225	2,188,844
GFL Environmental, Inc., 5.375%, 3/1/23(1)	3,715	3,492,100
Hulk Finance Corp., 7.00%, 6/1/26(1)	1,515	1,405,466
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	2,210	2,158,617

		$14,573,089

Food/Beverage/Tobacco — 1.5%
Dole Food Co., Inc., 7.25%, 6/15/25(1)	4,110	$3,760,650
Post Holdings, Inc., 5.00%, 8/15/26(1)	2,490	2,365,998
Post Holdings, Inc., 5.50%, 3/1/25(1)	3,595	3,590,506
Post Holdings, Inc., 5.625%, 1/15/28(1)	2,154	2,073,204
Post Holdings, Inc., 8.00%, 7/15/25(1)	940	1,001,100
US Foods, Inc., 5.875%, 6/15/24(1)	5,185	5,294,092

		$18,085,550

Gaming — 3.9%
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	3,324	$3,107,275
Eldorado Resorts, Inc., 6.00%, 4/1/25	3,360	3,396,120
Eldorado Resorts, Inc., 6.00%, 9/15/26(1)	139	139,348
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	5,355	5,542,425
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	840	847,123
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	555	564,324
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	3,550	3,634,596
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	2,015	1,919,288
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	2,890	2,980,312
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(1)	1,082	1,094,173
MGM Resorts International, 5.75%, 6/15/25	3,105	3,136,050
MGM Resorts International, 6.625%, 12/15/21	1,275	1,349,843
MGM Resorts International, 7.75%, 3/15/22	2,585	2,814,419
Scientific Games International, Inc., 10.00%, 12/1/22	2,545	2,684,975
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)	3,693	3,758,735
Studio City Co., Ltd., 7.25%, 11/30/21(1)	1,895	1,960,997
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	4,724	5,125,809
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	1,968	1,842,540

5

Security	Principal Amount* (000’s omitted)	Value
Wynn Macau, Ltd., 5.50%, 10/1/27(1)	329	$301,035

		$46,199,387

Health Care — 12.3%
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	1,338	$1,307,895
Bausch Health Cos., Inc., 5.50%, 11/1/25(1)	2,114	2,116,347
Bausch Health Cos., Inc., 5.625%, 12/1/21(1)	1,015	1,016,903
Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	4,055	3,987,565
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	755	715,363
Bausch Health Cos., Inc., 6.50%, 3/15/22(1)	2,855	2,958,494
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)	5,126	5,391,911
Bausch Health Cos., Inc., 8.50%, 1/31/27(1)	3,632	3,804,520
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	3,615	3,856,807
Bausch Health Cos., Inc., 9.25%, 4/1/26(1)	1,420	1,530,050
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)	2,340	2,281,500
Centene Corp., 4.75%, 1/15/25	5,365	5,452,181
Centene Corp., 5.375%, 6/1/26(1)	5,880	6,109,614
Centene Corp., 6.125%, 2/15/24	3,740	3,927,000
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	1,175	1,204,375
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(5)	1,250	1,253,125
Envision Healthcare Corp., 8.75%, 10/15/26(1)	4,140	3,785,512
HCA, Inc., 5.00%, 3/15/24	1,435	1,496,705
HCA, Inc., 5.25%, 6/15/26	2,196	2,319,525
HCA, Inc., 5.375%, 9/1/26	3,410	3,508,037
HCA, Inc., 5.625%, 9/1/28	4,205	4,356,128
HCA, Inc., 5.875%, 2/15/26	12,010	12,700,575
HCA, Inc., 5.875%, 2/1/29	2,038	2,137,353
HCA, Inc., 7.50%, 2/15/22	1,530	1,679,175
HCA Healthcare, Inc., 6.25%, 2/15/21	1,030	1,076,350
Hologic, Inc., 4.375%, 10/15/25(1)	1,405	1,386,904
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	5,998	5,983,005
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	2,360	2,410,150
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	6,430	6,976,550
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	14,175	14,111,212
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(1)(5)	6,430	6,196,912
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	3,684	3,900,435
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	4,000	3,262,560
Teleflex, Inc., 4.625%, 11/15/27	2,310	2,260,913
Teleflex, Inc., 5.25%, 6/15/24	845	855,563
Tenet Healthcare Corp., 6.00%, 10/1/20	2,885	2,990,447
Tenet Healthcare Corp., 6.75%, 6/15/23	2,105	2,076,056
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	1,435	1,492,759
Tenet Healthcare Corp., 8.125%, 4/1/22	1,285	1,347,644
WellCare Health Plans, Inc., 5.25%, 4/1/25	6,970	7,135,537
WellCare Health Plans, Inc., 5.375%, 8/15/26(1)	2,575	2,639,375

		$144,999,032

Homebuilders/Real Estate — 0.5%
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)	1,749	$1,683,412
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)	4,145	4,139,819
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	465	449,888

		$6,273,119

6

Security	Principal Amount* (000’s omitted)		Value
Hotels — 0.8%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)		5,260	$5,213,186
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		3,180	3,132,364
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		1,447	1,459,661

			$9,805,211

Insurance — 1.4%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(1)		4,670	$4,763,400
Ardonagh Midco 3 PLC, 8.375%, 7/15/23(1)	GBP	3,100	3,476,394
Ardonagh Midco 3 PLC, 8.375%, 7/15/23(6)	GBP	2,000	2,242,835
Hub International, Ltd., 7.00%, 5/1/26(1)		5,491	5,339,997

			$15,822,626

Leisure — 1.0%
Merlin Entertainments PLC, 5.75%, 6/15/26(1)		1,905	$1,950,244
NCL Corp., Ltd., 4.75%, 12/15/21(1)		2,293	2,313,064
Viking Cruises, Ltd., 5.875%, 9/15/27(1)		6,132	6,009,360
Viking Cruises, Ltd., 6.25%, 5/15/25(1)		1,820	1,829,100

			$12,101,768

Metals/Mining — 4.4%
Alcoa Nederland Holding B.V., 6.125%, 5/15/28(1)		2,115	$2,146,725
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)		1,605	1,679,889
Constellium N.V., 4.25%, 2/15/26(1)	EUR	4,736	5,275,816
Constellium N.V., 5.875%, 2/15/26(1)		2,004	1,933,860
Eldorado Gold Corp., 6.125%, 12/15/20(1)		7,765	7,454,400
First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)		1,553	1,413,230
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)		1,390	1,389,131
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)		3,836	3,687,393
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)		3,508	3,301,905
Freeport-McMoRan, Inc., 4.55%, 11/14/24		1,685	1,621,813
Freeport-McMoRan, Inc., 5.45%, 3/15/43		1,890	1,634,850
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)		2,130	2,204,550
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)		2,455	2,534,788
Imperial Metals Corp., 7.00%, 3/15/19(1)		834	554,685
New Gold, Inc., 6.25%, 11/15/22(1)		3,079	2,855,772
New Gold, Inc., 6.375%, 5/15/25(1)		1,505	1,276,428
Novelis Corp., 5.875%, 9/30/26(1)		2,118	2,051,813
Novelis Corp., 6.25%, 8/15/24(1)		2,390	2,419,875
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(1)		3,270	3,180,075
Teck Resources, Ltd., 8.50%, 6/1/24(1)		2,510	2,710,775

			$51,327,773

Paper — 0.1%
Mercer International, Inc., 5.50%, 1/15/26		1,000	$932,500

			$932,500

7

Security	Principal Amount* (000’s omitted)		Value
Publishing/Printing — 0.1%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)		2,008	$1,513,530

			$1,513,530

Railroad — 0.7%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)		7,710	$7,768,596

			$7,768,596

Restaurants — 1.1%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(1)		860	$834,200
Golden Nugget, Inc., 6.75%, 10/15/24(1)		6,740	6,756,850
Golden Nugget, Inc., 8.75%, 10/1/25(1)		4,500	4,623,750
Yum! Brands, Inc., 3.875%, 11/1/20		855	852,862

			$13,067,662

Retail — 1.1%
Murphy Oil USA, Inc., 5.625%, 5/1/27		1,190	$1,178,100
Murphy Oil USA, Inc., 6.00%, 8/15/23		3,995	4,069,906
Party City Holdings, Inc., 6.125%, 8/15/23(1)		3,490	3,542,350
Sonic Automotive, Inc., 6.125%, 3/15/27		4,675	4,102,313

			$12,892,669

Services — 5.2%
Algeco Global Finance PLC, 8.00%, 2/15/23(1)		828	$809,370
Aramark Services, Inc., 5.125%, 1/15/24		1,945	1,970,110
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)		735	723,975
CFX Escrow Corp., 6.00%, 2/15/24(1)(2)		880	880,000
CFX Escrow Corp., 6.375%, 2/15/26(1)(2)		1,440	1,453,400
Cloud Crane, LLC, 10.125%, 8/1/24(1)		2,836	3,027,430
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)		3,880	3,753,900
IHS Markit, Ltd., 5.00%, 11/1/22(1)		2,255	2,315,209
KAR Auction Services, Inc., 5.125%, 6/1/25(1)		3,310	3,206,000
La Financiere Atalian SA, 5.125%, 5/15/25(6)	EUR	2,360	2,104,278
Laureate Education, Inc., 8.25%, 5/1/25(1)		8,679	9,460,110
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)		5,499	5,828,940
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)		5,915	6,107,237
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		5,185	5,363,260
TMS International Corp., 7.25%, 8/15/25(1)		3,275	3,086,687
Vizient, Inc., 10.375%, 3/1/24(1)		5,685	6,168,225
West Corp., 8.50%, 10/15/25(1)		5,590	4,688,612

			$60,946,743

Steel — 0.4%
Allegheny Technologies, Inc., 5.95%, 1/15/21		970	$987,964
Allegheny Technologies, Inc., 7.875%, 8/15/23		3,655	3,910,850

			$4,898,814

8

Security	Principal Amount* (000’s omitted)	Value
Technology — 4.8%
Camelot Finance SA, 7.875%, 10/15/24(1)	4,988	$5,199,990
CommScope, Inc., 5.50%, 6/15/24(1)	2,500	2,346,875
CommScope Technologies, LLC, 5.00%, 3/15/27(1)	3,420	2,923,758
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	4,350	4,132,500
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)	4,005	4,226,830
EIG Investors Corp., 10.875%, 2/1/24	4,750	5,023,125
Entegris, Inc., 4.625%, 2/10/26(1)	1,746	1,702,350
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% Cash or 7.875% PIK), 5/1/21(1)(5)	3,120	3,155,100
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	7,795	5,729,325
Seagate HDD Cayman, 4.75%, 1/1/25	1,490	1,411,658
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	8,995	9,411,019
Vantiv, LLC/Vanity Issuer Corp., 4.375%, 11/15/25(1)	2,250	2,168,392
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)	915	809,775
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(1)	4,121	3,030,171
Western Digital Corp., 4.75%, 2/15/26	5,530	5,156,725

		$56,427,593

Telecommunications — 7.0%
CenturyLink, Inc., 6.75%, 12/1/23	4,510	$4,549,462
CenturyLink, Inc., 7.50%, 4/1/24	3,220	3,272,325
Digicel, Ltd., 6.00%, 4/15/21(1)	4,250	3,944,000
DKT Finance ApS, 9.375%, 6/17/23(1)	1,246	1,317,645
Equinix, Inc., 5.875%, 1/15/26	3,890	4,033,930
Frontier California, Inc., 6.75%, 5/15/27	895	792,075
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,038,375
Frontier Communications Corp., 7.625%, 4/15/24	285	156,038
Hughes Satellite Systems Corp., 5.25%, 8/1/26	2,793	2,684,771
Hughes Satellite Systems Corp., 6.625%, 8/1/26	845	815,425
Intelsat Jackson Holdings SA, 5.50%, 8/1/23	2,785	2,544,794
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)	2,586	2,624,790
Level 3 Financing, Inc., 5.25%, 3/15/26	2,180	2,120,704
Level 3 Financing, Inc., 5.375%, 1/15/24	2,215	2,209,463
Level 3 Parent, LLC, 5.75%, 12/1/22	750	751,875
Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(1)	799	751,060
SBA Communications Corp., 4.00%, 10/1/22	2,295	2,277,787
SBA Communications Corp., 4.875%, 9/1/24	1,385	1,391,925
Sprint Capital Corp., 6.875%, 11/15/28	5,860	5,838,025
Sprint Corp., 7.125%, 6/15/24	2,270	2,338,100
Sprint Corp., 7.25%, 9/15/21	2,545	2,678,892
Sprint Corp., 7.625%, 2/15/25	3,285	3,442,023
Sprint Corp., 7.625%, 3/1/26	2,179	2,268,884
Sprint Corp., 7.875%, 9/15/23	13,636	14,522,340
T-Mobile USA, Inc., 4.75%, 2/1/28	1,095	1,053,938
T-Mobile USA, Inc., 6.375%, 3/1/25	1,225	1,274,000
T-Mobile USA, Inc., 6.50%, 1/15/26	6,587	6,982,220
Wind Tre SpA, 5.00%, 1/20/26(1)	1,143	945,718
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	1,980	1,999,800
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	2,106	2,063,880

		$82,684,264

9

Security	Principal Amount* (000’s omitted)	Value
Textiles/Apparel — 0.3%
PVH Corp., 7.75%, 11/15/23	3,385	$3,774,275

		$3,774,275

Transportation Ex Air/Rail — 0.4%
XPO Logistics, Inc., 6.125%, 9/1/23(1)	1,310	$1,335,375
XPO Logistics, Inc., 6.50%, 6/15/22(1)	3,203	3,283,075

		$4,618,450

Utilities — 2.6%
AES Corp. (The), 4.00%, 3/15/21	2,305	$2,305,000
AES Corp. (The), 5.50%, 4/15/25	263	272,863
AES Corp. (The), 6.00%, 5/15/26	5,725	6,054,187
Calpine Corp., 5.25%, 6/1/26(1)	2,210	2,107,787
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	1,485	1,420,477
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(1)	1,075	981,609
NRG Energy, Inc., 7.25%, 5/15/26	5,095	5,524,254
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	1,410	1,385,325
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	2,125	1,981,563
TerraForm Power Operating, LLC, 6.625%, 6/15/25(1)	3,995	4,209,731
Vistra Energy Corp., 8.034%, 2/2/24	615	641,138
Vistra Energy Corp., 8.125%, 1/30/26(1)	3,735	4,043,137

		$30,927,071

Total Corporate Bonds & Notes (identified cost $1,037,899,912)		$1,024,282,909

Senior Floating-Rate Loans— 7.4%(7)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace — 0.2%
TransDigm, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing 5/30/25	$1,587	$1,550,872
TransDigm, Inc., Term Loan, Maturing 6/9/23(8)	984	964,046

		$2,514,918

Automotive & Auto Parts — 0.3%
Navistar International Corp., Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$4,253	$4,194,218

		$4,194,218

Capital Goods — 0.2%
Cortes NP Acquisition Corporation, Term Loan, 6.71%, (3 mo. USD LIBOR + 4.00%), Maturing 11/30/23	$2,106	$1,969,142

		$1,969,142

10

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Containers — 0.2%
BWAY Holding Co., Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing 4/3/24	$2,186	$2,114,908

		$2,114,908

Food/Beverage/Tobacco — 0.3%
HLF Financing S.a.r.l., Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing 8/18/25	$3,761	$3,746,473

		$3,746,473

Gaming — 0.4%
Lago Resort & Casino, LLC, Term Loan, 12.30%, (3 mo. USD LIBOR + 9.50%), Maturing 3/7/22	$1,032	$1,011,299
Peninsula Pacific Entertainment, LLC, Term Loan, 3.63%, Maturing 11/13/24(9)	229	226,721
Peninsula Pacific Entertainment, LLC, Term Loan, 10.05%, (3 mo. USD LIBOR + 7.25%), Maturing 11/13/24	2,057	2,051,858
Stars Group Holdings B.V. (The), Term Loan, Maturing 7/10/25(8)	1,139	1,130,742

		$4,420,620

Health Care — 0.5%
Acadia Healthcare Company, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing 2/16/23	$668	$659,109
Kinetic Concepts, Inc., Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing 2/2/24	257	255,795
Press Ganey Holdings, Inc., Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing 10/23/23	4,060	3,999,394
Press Ganey Holdings, Inc., Term Loan - Second Lien, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	1,753	1,750,626

		$6,664,924

Insurance — 0.4%
Hub International Ltd, Term Loan, 5.51%, (USD LIBOR + 2.75%), Maturing 4/25/25(10)	$1,204	$1,163,317
Sedgwick Claims Management Services, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing 12/31/25	3,426	3,348,915

		$4,512,232

Metals/Mining — 0.8%
Big River Steel, LLC, Term Loan, 7.80%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$2,676	$2,661,072
GrafTech Finance, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	6,859	6,747,493

		$9,408,565

Services — 0.6%
Applied Systems, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing 9/19/24	$4,823	$4,724,683
Direct ChassisLink, Inc., Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing 6/15/23	2,145	2,102,100

		$6,826,783

Technology — 1.9%
EIG Investors Corp., Term Loan, 6.44%, (USD LIBOR + 3.75%), Maturing 2/9/23(10)	$4,415	$4,357,787
Infor (US), Inc., Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing 2/1/22	5,475	5,448,764

11

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Solera, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing 3/3/23	$3,459	$3,396,607
SS&C Technologies, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	2,097	2,058,272
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	805	790,357
VeriFone Systems, Inc., Term Loan, 6.64%, (3 mo. USD LIBOR + 4.00%), Maturing 8/20/25	3,855	3,775,821
Veritas Bermuda, Ltd., Term Loan, 7.07%, (USD LIBOR + 4.50%), Maturing 1/27/23(10)	3,354	2,946,480

		$22,774,088

Telecommunications — 1.4%
Asurion, LLC, Term Loan - Second Lien, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$15,010	$15,136,654
Intelsat Jackson Holdings SA, Term Loan, 6.63%, Maturing 1/2/24(11)	1,640	1,648,884

		$16,785,538

Utilities — 0.2%
TEX Operations Co., LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing 8/4/23	$1,076	$1,058,765
Vistra Energy Corp., Term Loan, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing 12/31/25	520	510,989
Vistra Operations Company, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing 12/14/23	424	418,620

		$1,988,374

Total Senior Floating-Rate Loans (identified cost $89,204,764)		$87,920,783

Common Stocks — 1.2%

Security	Shares	Value
Capital Goods — 0.0%(12)
Resideo Technologies, Inc.(13)	25,000	$548,250

		$548,250

Consumer Products — 0.0%(12)
HF Holdings, Inc.(13)(14)(15)	13,600	$33,592

		$33,592

Energy — 0.2%
Ascent CNR Corp., Class A(13)(14)(15)	6,273,462	$2,007,508
Nine Point Energy Holdings, Inc.(13)(14)(15)	31,737	35,228

		$2,042,736

Gaming — 0.3%
Caesars Entertainment Corp.(13)	153,567	$1,403,602
Melco Resorts & Entertainment, Ltd. ADR	75,000	1,618,500
New Cotai Participation Corp., Class B(13)(14)(15)	7	10,416

		$3,032,518

12

Security	Shares	Value
Health Care — 0.5%
Bausch Health Cos., Inc.(13)	90,000	$2,209,500
Centene Corp.(13)	20,000	2,611,400
Surgery Partners, Inc.(13)	120,000	1,569,600

		$6,390,500

Metals/Mining — 0.2%
Constellium N.V., Class A(13)	275,000	$2,266,000

		$2,266,000

Total Common Stocks (identified cost $16,051,561)		$14,313,596

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Energy — 0.1%
Nine Point Energy Holdings, Inc., Series A, 12.00%(5)(13)(14)(15)	591	$867,570

Total Convertible Preferred Stocks (identified cost $591,000)		$867,570

Miscellaneous — 0.8%

Security	Principal Amount/ Shares	Value
Cable/Satellite TV — 0.0%
ACC Claims Holdings, LLC(13)(14)	8,415,190	$0

		$0

Gaming — 0.8%
PGP Investors, LLC, Membership Interests(13)(14)(15)	30,326	$9,947,419

		$9,947,419

Technology — 0.0%
Avaya, Inc., Escrow Certificates(13)(14)	$695,000	$0

		$0

Total Miscellaneous (identified cost $2,958,153)		$9,947,419

13

Short-Term Investments — 2.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(16)	29,140,060	$29,140,060

Total Short-Term Investments (identified cost $29,138,271)		$29,140,060

Total Investments — 98.8% (identified cost $1,175,843,661)		$1,166,472,337

Less Unfunded Loan Commitments — (0.0)%(12)		$(229,000)

Net Investments — 98.8% (identified cost $1,175,614,661)		$1,166,243,337

Other Assets, Less Liabilities — 1.2%		$14,270,717

Net Assets — 100.0%		$1,180,514,054

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $635,441,228 or 53.8% of the Portfolio’s net assets.

(2)	When-issued security.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $4,347,113 or 0.4% of the Portfolio’s net assets.

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(8)	This Senior Loan will settle after January 31, 2019, at which time the interest rate will be determined.

(9)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

14

(10)

The stated interest rate represents the weighted average interest rate at January 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(11)	Fixed-rate loan.

(12)	Amount is less than 0.05% or (0.05)%, as applicable.

(13)	Non-income producing security.

(14)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(15)	Restricted security.

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $152,037.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	20,626,612	EUR	17,915,138	State Street Bank and Trust Company	4/30/19	$—	$(29,813)
USD	5,703,680	GBP	4,306,150	State Street Bank and Trust Company	4/30/19	31,101	—

						$31,101	$(29,813)

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

Restricted Securities

At January 31, 2019, the Portfolio owned the following securities (representing 1.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

15

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$2,007,508
HF Holdings, Inc.	10/27/09	13,600	730,450	33,592
New Cotai Participation Corp., Class B	4/12/13	7	216,125	10,416
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	31,737	1,460,655	35,228

Total Common Stocks			$2,407,230	$2,086,744

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	591	$591,000	$867,570

Total Convertible Preferred Stocks			$591,000	$867,570

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18	30,326	$2,958,153	$9,947,419

Total Miscellaneous			$2,958,153	$9,947,419

Total Restricted Securities			$5,956,383	$12,901,733

At January 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $31,101 and $29,813, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$1,024,282,909	$—	$1,024,282,909
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	87,691,783	—	87,691,783
Common Stocks	12,226,852	—	2,086,744	14,313,596
Convertible Preferred Stocks	—	—	867,570	867,570
Miscellaneous	—	—	9,947,419	9,947,419
Short-Term Investments	—	29,140,060	—	29,140,060
Total Investments	$12,226,852	$1,141,114,752	$12,901,733	$1,166,243,337
Forward Foreign Currency Exchange Contracts	$—	$31,101	$—	$31,101
Total	$12,226,852	$1,141,145,853	$12,901,733	$1,166,274,438

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(29,813)	$—	$(29,813)
Total	$—	$(29,813)	$—	$(29,813)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

17

Eaton Vance

Multi-Asset Credit Fund

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 2.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class B1, 7.46%, (1 mo. USD LIBOR + 4.95%), 7/25/29(1)	$50	$55,098
Series 2017-DNA2, Class M2, 5.96%, (1 mo. USD LIBOR + 3.45%), 10/25/29(1)	400	431,624
Series 2017-DNA3, Class M2, 5.01%, (1 mo. USD LIBOR + 2.50%), 3/25/30(1)	150	153,320
Federal National Mortgage Association Connecticut Avenue Securities
Series 2017-C03, Class 1M2, 5.51%, (1 mo. USD LIBOR + 3.00%), 10/25/29(1)	200	211,035

Total Collateralized Mortgage Obligations (identified cost $816,955)		$851,077

Commercial Mortgage-Backed Securities — 2.9%

Security	Principal Amount (000’s omitted)	Value
Citigroup Commercial Mortgage Trust
Series 2017-MDRB, Class C, 5.009%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	$100	$100,081
COMM Mortgage Trust
Series 2015-CR22, Class D, 4.118%, 3/10/48(2)(3)	100	91,943
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.664%, 4/15/47(2)(3)	150	136,513
Series 2014-C23, Class D, 3.978%, 9/15/47(2)(3)	100	91,102
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.373%, 8/15/46(2)(3)	150	149,751
Series 2014-DSTY, Class B, 3.771%, 6/10/27(2)	150	149,364
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class C, 4.655%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(2)	100	98,196
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.543%, 9/15/58(3)	100	100,592

Total Commercial Mortgage-Backed Securities (identified cost $926,271)		$917,542

Mortgage Pass-Throughs — 0.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
4.50%, with maturity at 2049	$100	$102,421

Total Mortgage Pass-Throughs (identified cost $101,684)		$102,421

1

Asset-Backed Securities — 7.4%

Security	Principal Amount (000’s omitted)	Value
Avis Budget Rental Car Funding, LLC
Series 2013-2A, Class B, 3.66%, 2/20/20(2)	$25	$24,999
BlueMountain CLO, Ltd.
Series 2018-1A, Class E, 8.701%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	250	238,755
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-4RA, Class D, 8.437%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	250	235,499
Series 2015-5A, Class DR, (3 mo. USD LIBOR + 6.70%), 1/20/32(2)(4)	250	245,000
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(2)	64	64,600
Consumer Loan Underlying Bond Credit Trust
Series 2017-P1, Class A, 2.42%, 9/15/23(2)	21	21,358
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(2)	60	60,118
Neuberger Berman CLO, Ltd.
Series 2013-14A, Class ER, 9.215%, (3 mo. USD LIBOR + 6.45%), 1/28/30(1)(2)	250	246,665
Series 2016-22A, Class ER, 8.833%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	250	239,507
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A, 3.193%, 1/25/23(2)	153	152,149
OneMain Financial Issuance Trust
Series 2015-1A, Class A, 3.19%, 3/18/26(2)	15	14,578
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 8.623%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	250	237,752
Pnmac Gmsr Issuer Trust
Series 2018-GT2, Class A, 5.16%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	117	117,217
Regatta XV Funding, Ltd.
Series 2018-4A, Class D, 8.99%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	250	246,663
Sierra Receivables Funding Co., LLC
Series 2015-1A, Class B, 3.05%, 3/22/32(2)	17	16,997
Voya CLO, Ltd.
Series 2016-3A, Class DR, 8.86%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	250	239,884

Total Asset-Backed Securities (identified cost $2,408,113)		$2,401,741

Exchange-Traded Funds — 2.7%

Security	Shares	Value
Fixed-Income Funds
iShares iBoxx High Yield Corporate Bond ETF	10,300	$876,633

Total Exchange-Traded Funds (identified cost $874,676)		$876,633

2

Foreign Government Bonds — 6.0%

Security	Principal Amount* (000’s omitted)		Value
Albania — 0.7%
Republic of Albania, 3.50%, 10/9/25(5)	EUR	200	$231,505

Total Albania			$231,505

Argentina — 0.6%
Republic of Argentina, 5.00%, 1/15/27(5)	EUR	200	$183,070

Total Argentina			$183,070

Egypt — 0.7%
Arab Republic of Egypt, 4.75%, 4/16/26(5)	EUR	200	$214,600

Total Egypt			$214,600

El Salvador — 0.6%
Republic of El Salvador, 7.65%, 6/15/35(5)		200	$200,934

Total El Salvador			$200,934

Honduras — 0.7%
Republic of Honduras, 7.50%, 3/15/24(5)		200	$216,142

Total Honduras			$216,142

Indonesia — 0.5%
Republic of Indonesia, 2.625%, 6/14/23(5)	EUR	150	$181,534

Total Indonesia			$181,534

Macedonia — 0.7%
Republic of Macedonia, 2.75%, 1/18/25(5)	EUR	200	$231,665

Total Macedonia			$231,665

Sri Lanka — 0.6%
Republic of Sri Lanka, 5.75%, 4/18/23(5)		200	$194,483

Total Sri Lanka			$194,483

Turkey — 0.9%
Republic of Turkey, 6.625%, 2/17/45		300	$285,375

Total Turkey			$285,375

Total Foreign Government Bonds (identified cost $1,930,639)			$1,939,308

Corporate Bonds & Notes — 36.4%

Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.7%
Bombardier, Inc., 6.00%, 10/15/22(2)		150	$145,312
TransDigm, Inc., 6.25%, 3/15/26(2)(4)		40	40,700
TransDigm, Inc., 6.50%, 7/15/24		55	54,450

			$240,462

3

Security	Principal Amount* (000’s omitted)		Value
Building and Development — 2.1%
ADLER Real Estate AG, 1.875%, 4/27/23(5)	EUR	200	$223,366
AT Securities B.V., 5.25% to 7/21/23(5)(6)(7)		250	233,819
Builders FirstSource, Inc., 5.625%, 9/1/24(2)		9	8,618
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(2)		4	3,850
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(2)		100	99,875
Standard Industries, Inc., 6.00%, 10/15/25(2)		100	101,125

			$670,653

Business Equipment and Services — 2.4%
CMA CGM SA, 6.50%, 7/15/22(5)	EUR	125	$136,762
EIG Investors Corp., 10.875%, 2/1/24		200	211,500
KAR Auction Services, Inc., 5.125%, 6/1/25(2)		100	96,858
La Financiere Atalian SA, 5.125%, 5/15/25(5)	EUR	100	89,164
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(2)		66	69,960
Vantiv, LLC/Vanity Issuer Corp., 3.875%, 11/15/25(5)	GBP	150	190,914

			$795,158

Cable and Satellite Television — 1.5%
Cablevision Systems Corp., 5.875%, 9/15/22		200	$201,500
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(2)		150	154,161
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25(5)	EUR	100	119,290

			$474,951

Chemicals and Plastics — 1.0%
Monitchem HoldCo 3 SA, 5.25%, 6/15/21(5)	EUR	100	$114,206
OCI N.V., 6.625%, 4/15/23(2)		200	206,500

			$320,706

Clothing/Textiles — 0.4%
PrestigeBidCo GmbH, 6.25%, 12/15/23(5)	EUR	100	$119,937

			$119,937

Commercial Services — 1.1%
Verisure Holding AB, 3.50%, 5/15/23(5)	EUR	300	$347,326

			$347,326

Containers and Glass Products — 1.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.75%, 5/15/24(5)	EUR	100	$121,272
Berry Global, Inc., 4.50%, 2/15/26(2)		100	94,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(2)		125	128,047

			$343,819

Distribution & Wholesale — 0.8%
Parts Europe SA, (3 mo. EURIBOR + 5.50%), 5/1/22(1)(4)(5)	EUR	100	$114,040
Parts Europe SA, 4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(1)(5)	EUR	120	135,272

			$249,312

Diversified Financial Services — 1.0%
Avolon Holdings Funding, Ltd., 5.125%, 10/1/23(2)		200	$203,540
Louvre Bidco SAS, 4.25%, 9/30/24(5)	EUR	125	135,742

			$339,282

4

Security	Principal Amount* (000’s omitted)		Value
Drugs — 1.4%
Bausch Health Cos., Inc., 5.50%, 3/1/23(2)		50	$48,875
Bausch Health Cos., Inc., 5.875%, 5/15/23(2)		60	59,002
Bausch Health Cos., Inc., 6.125%, 4/15/25(2)		50	47,375
Bausch Health Cos., Inc., 9.00%, 12/15/25(2)		100	106,689
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(2)		200	199,500

			$461,441

Ecological Services and Equipment — 0.3%
GFL Environmental, Inc., 5.375%, 3/1/23(2)		70	$65,800
Waste Pro USA, Inc., 5.50%, 2/15/26(2)		49	47,861

			$113,661

Electric Utilities — 1.1%
ContourGlobal Power Holdings SA, 3.375%, 8/1/23(5)	EUR	150	$171,675
Drax Finco PLC, 6.625%, 11/1/25(2)		200	199,500

			$371,175

Electronics/Electrical — 2.1%
CommScope, Inc., 5.00%, 6/15/21(2)		100	$100,250
Dell, Inc., 7.10%, 4/15/28		200	213,260
Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(5)	EUR	275	310,144
Energizer Holdings, Inc., 7.75%, 1/15/27(2)		15	15,493
Infor (US), Inc., 6.50%, 5/15/22		50	51,062

			$690,209

Entertainment — 0.4%
CPUK Finance, Ltd., 4.875%, 2/28/47(5)	GBP	100	$126,652

			$126,652

Financial Intermediaries — 0.2%
First Data Corp., 5.75%, 1/15/24(2)		50	$51,562

			$51,562

Food Products — 0.6%
Dole Food Co., Inc., 7.25%, 6/15/25(2)		100	$91,500
Post Holdings, Inc., 5.625%, 1/15/28(2)		25	24,062
US Foods, Inc., 5.875%, 6/15/24(2)		75	76,578

			$192,140

Forest Products — 0.3%
Smurfit Kappa Acquisitions, 2.875%, 1/15/26(4)(5)	EUR	100	$114,502

			$114,502

Health Care — 2.8%
Centene Corp., 6.125%, 2/15/24		100	$105,000
HCA, Inc., 5.875%, 2/1/29		19	19,926
HCA, Inc., 7.69%, 6/15/25		200	220,500
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(2)		140	151,900
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(2)		50	49,775
Polaris Intermediate Corp., 8.50%, (8.50% cash or 9.25% PIK), 12/1/22(2)(8)		200	192,750
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(2)		90	95,288
WellCare Health Plans, Inc., 5.25%, 4/1/25		60	61,425

			$896,564

5

Security	Principal Amount* (000’s omitted)		Value
Industrial Equipment — 0.1%
CFX Escrow Corp., 6.00%, 2/15/24(2)(4)		10	$10,000
CFX Escrow Corp., 6.375%, 2/15/26(2)(4)		16	16,160
Titan Acquisition, Ltd./Titan Co-Borrower, LLC, 7.75%, 4/15/26(2)		8	7,020

			$33,180

Insurance — 0.3%
Ardonagh Midco 3 PLC, 8.375%, 7/15/23(5)	GBP	100	$112,142

			$112,142

Internet Software & Services — 0.2%
Riverbed Technology, Inc., 8.875%, 3/1/23(2)		100	$73,500

			$73,500

Leisure Goods/Activities/Movies — 0.4%
Viking Cruises, Ltd., 5.875%, 9/15/27(2)		125	$122,500

			$122,500

Lodging and Casinos — 2.0%
Eldorado Resorts, Inc., 6.00%, 9/15/26(2)		120	$120,300
ESH Hospitality, Inc., 5.25%, 5/1/25(2)		80	79,288
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(2)		50	51,750
Golden Nugget, Inc., 8.75%, 10/1/25(2)		175	179,813
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(2)		100	101,125
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		135	136,181

			$668,457

Metals/Mining — 0.4%
Constellium N.V., 4.25%, 2/15/26(5)	EUR	125	$139,248

			$139,248

Nonferrous Metals/Minerals — 0.4%
Eldorado Gold Corp., 6.125%, 12/15/20(2)		152	$145,920

			$145,920

Oil and Gas — 4.8%
Aker BP ASA, 6.00%, 7/1/22(2)		150	$154,125
Antero Resources Corp., 5.625%, 6/1/23		50	50,125
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(2)		107	103,790
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 4/1/22(2)		25	26,844
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25		50	52,563
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(2)		75	72,281
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(2)		42	44,835
Gulfport Energy Corp., 6.625%, 5/1/23		50	49,781
Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.75%, 10/1/25(2)		50	48,875
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(2)		50	45,000
Neptune Energy Bondco PLC, 6.625%, 5/15/25(5)		200	194,250
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(2)		50	49,750
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23		50	50,500
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25		75	75,000
Seven Generations Energy, Ltd., 5.375%, 9/30/25(2)		50	48,428
SM Energy Co., 6.75%, 9/15/26		50	49,508
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(2)		75	73,312
Tervita Escrow Corp., 7.625%, 12/1/21(2)		100	98,750
Transocean, Inc., 7.25%, 11/1/25(2)		50	47,500

6

Security	Principal Amount* (000’s omitted)		Value
Trinidad Drilling, Ltd., 6.625%, 2/15/25(2)		62	$62,697
Whiting Petroleum Corp., 6.625%, 1/15/26		50	49,250
WildHorse Resource Development Corp., 6.875%, 2/1/25		50	50,865
WPX Energy, Inc., 6.00%, 1/15/22		50	51,000

			$1,549,029

Pharmaceuticals — 0.4%
Rossini S.a.r.l., 6.75%, 10/30/25(5)	EUR	100	$117,465

			$117,465

Pipelines — 0.3%
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 4.25%, 11/15/23		58	$56,260
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27(2)		11	11,365
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.875%, 1/15/29(2)		16	16,689

			$84,314

Publishing — 0.5%
Laureate Education, Inc., 8.25%, 5/1/25(2)		150	$163,500

			$163,500

Retailers (Except Food and Drug) — 0.4%
Party City Holdings, Inc., 6.625%, 8/1/26(2)		125	$123,437

			$123,437

Road & Rail — 0.3%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(2)		100	$100,760

			$100,760

Software and Services — 0.7%
Camelot Finance SA, 7.875%, 10/15/24(2)		66	$68,805
InterXion Holding N.V., 4.75%, 6/15/25(5)	EUR	135	162,216

			$231,021

Steel — 0.3%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		50	$50,250
Allegheny Technologies, Inc., 7.875%, 8/15/23		50	53,500

			$103,750

Surface Transport — 1.1%
Anglian Water Osprey Financing PLC, 4.00%, 3/8/26(5)	GBP	100	$114,736
DAE Funding, LLC, 5.25%, 11/15/21(2)		138	139,380
XPO Logistics, Inc., 6.125%, 9/1/23(2)		30	30,581
XPO Logistics, Inc., 6.50%, 6/15/22(2)		75	76,875

			$361,572

Telecommunications — 2.5%
CenturyLink, Inc., 5.80%, 3/15/22		135	$135,963
DKT Finance ApS, 7.00%, 6/17/23(5)	EUR	185	229,358
Sprint Capital Corp., 6.875%, 11/15/28		50	49,813
Sprint Communications, Inc., 6.00%, 11/15/22		50	50,759

7

Security	Principal Amount* (000’s omitted)		Value
Sprint Corp., 7.875%, 9/15/23		100	$106,500
T-Mobile USA, Inc., 4.50%, 2/1/26		80	78,200
Telecom Italia SpA, 4.00%, 4/11/24(5)	EUR	135	155,212

			$805,805

Total Corporate Bonds & Notes (identified cost $11,906,322)			$11,855,112

Senior Floating-Rate Loans — 39.9%(9)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.0%
DAE Aviation Holdings, Inc., Term Loan, Maturing 1/23/26(10)		35	$34,867
DAE Aviation Holdings, Inc., Term Loan, Maturing 1/23/26(10)		65	64,852
TransDigm, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing 6/9/23(10)		219	214,559

			$314,278

Automotive — 0.8%
Dayco Products, LLC, Term Loan, 6.96%, (3 mo. USD LIBOR + 4.25%), Maturing 5/19/23		99	$96,710
Garrett LX III S.a.r.l., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing 9/27/25	EUR	75	84,799
Tower Automotive Holdings USA, LLC, Term Loan, 5.31%, (1 mo. USD LIBOR + 2.75%), Maturing 3/7/24		75	71,668

			$253,177

Building and Development — 1.5%
Core & Main L.P., Term Loan, Maturing 8/1/24(10)		100	$98,958
DTZ U.S. Borrower, LLC, Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing 8/21/25		100	98,129
Quikrete Holdings, Inc., Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing 11/15/23		100	97,177
Werner FinCo L.P., Term Loan, 6.80%, (3 mo. USD LIBOR + 4.00%), Maturing 7/24/24		99	96,263
WireCo WorldGroup, Inc., Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing 9/30/23		99	99,242

			$489,769

Business Equipment and Services — 2.8%
AlixPartners, LLP, Term Loan, Maturing 4/4/24(10)		100	$99,000
Camelot UK Holdco Limited, Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing 10/3/23		97	96,828
First Data Corporation, Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing 4/26/24		175	174,544
IG Investment Holdings, LLC, Term Loan, 6.13%, (USD LIBOR + 3.50%), Maturing 5/23/25(11)		100	98,381

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Kronos Incorporated, Term Loan, 5.54%, (3 mo. USD LIBOR + 3.00%), Maturing 11/1/23		249	$244,282
Pre-Paid Legal Services, Inc., Term Loan, Maturing 5/1/25(10)		100	99,187
Spin Holdco, Inc., Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing 11/14/22		99	97,505

			$909,727

Cable and Satellite Television — 2.4%
Numericable Group S.A., Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing 7/31/25		99	$92,363
Telenet International Finance S.a.r.l., Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing 12/15/27	EUR	100	114,118
UPC Financing Partnership, Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing 1/15/26		200	197,268
Virgin Media Bristol, LLC, Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing 1/15/26		200	196,771
Ziggo Secured Finance Partnership, Term Loan, Maturing 4/15/25(10)		200	193,922

			$794,442

Chemicals and Plastics — 3.7%
Axalta Coating Systems US Holdings, Inc., Term Loan, 4.55%, (3 mo. USD LIBOR + 1.75%), Maturing 6/1/24		149	$146,832
Ferro Corporation, Term Loan, Maturing 2/14/24(10)		101	99,980
Ferro Corporation, Term Loan, Maturing 2/14/24(10)		99	97,853
H.B. Fuller Company, Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing 10/20/24		94	93,013
Kraton Polymers, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing 3/5/25	EUR	93	91,834
Messer Industries GmbH, Term Loan, Maturing 10/1/25(10)		75	85,917
Polar US Borrower, LLC, Term Loan, 7.54%, (3 mo. USD LIBOR + 4.75%), Maturing 10/15/25		200	198,500
PQ Corporation, Term Loan, Maturing 2/8/25(10)		100	97,656
Starfruit Finco B.V., Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing 10/1/25	EUR	75	86,030
Tronox Blocked Borrower, LLC, Term Loan, Maturing 9/23/24(10)		30	29,880
Tronox Finance, LLC, Term Loan, Maturing 9/23/24(10)		70	68,953
Univar, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing 7/1/24		100	98,188

			$1,194,636

Containers and Glass Products — 0.3%
Berry Global, Inc., Term Loan, Maturing 1/6/21(10)		100	$99,625

			$99,625

Cosmetics/Toiletries — 0.3%
KIK Custom Products, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing 5/15/23		100	$94,969

			$94,969

Drugs — 2.1%
Bausch Health Companies, Inc., Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing 6/2/25		195	$192,911

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Endo Luxembourg Finance Company I S.a.r.l., Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing 4/29/24		99	$98,749
Horizon Pharma, Inc., Term Loan, 5.56%, (1 mo. USD LIBOR + 3.00%), Maturing 3/29/24		100	99,687
Jaguar Holding Company II, Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing 8/18/22		199	195,528
PharMerica Corporation, Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing 12/6/24		99	99,333

			$686,208

Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing 5/30/25		50	$48,100

			$48,100

Electronics/Electrical — 6.6%
Avast Software B.V., Term Loan, 5.30%, (3 mo. USD LIBOR + 2.50%), Maturing 9/30/23		97	$96,555
BMC Software Finance, Inc., Term Loan, 7.05%, (3 mo. USD LIBOR + 4.25%), Maturing 10/2/25		100	97,824
Cypress Semiconductor Corporation, Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing 7/5/21		95	93,696
Epicor Software Corporation, Term Loan, Maturing 6/1/22(10)		150	147,112
Go Daddy Operating Company, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing 2/15/24		199	196,857
Hyland Software, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing 7/1/24		200	197,550
Infor (US), Inc., Term Loan, Maturing 2/1/22(10)		200	199,042
Informatica, LLC, Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing 8/5/22		200	199,688
MA FinanceCo., LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing 6/21/24		19	18,711
MACOM Technology Solutions Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing 5/17/24		99	95,266
Seattle Spinco, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing 6/21/24		130	126,360
SolarWinds Holdings, Inc., Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing 2/5/24		200	195,917
Tibco Software, Inc., Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing 12/4/20		200	198,950
Uber Technologies, Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing 7/13/23		99	98,465
Western Digital Corporation, Term Loan, Maturing 4/29/23(10)		200	195,562

			$2,157,555

Financial Intermediaries — 0.3%
Evergood 4 ApS, Term Loan, Maturing 2/6/25(10)	EUR	75	$85,972

			$85,972

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Products — 1.1%
HLF Financing S.a.r.l., Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing 8/18/25		150	$149,438
JBS USA Lux SA., Term Loan, 5.26%, (USD LIBOR + 2.50%), Maturing 10/30/22(11)		199	197,246

			$346,684

Food/Drug Retailers — 0.6%
Albertsons, LLC, Term Loan, 5.82%, (3 mo. USD LIBOR + 3.00%), Maturing 12/21/22		199	$196,964

			$196,964

Health Care — 2.7%
ADMI Corp., Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing 4/30/25		100	$98,381
Avantor, Inc., Term Loan, 6.57%, (3 mo. USD LIBOR + 3.75%), Maturing 11/21/24		95	94,552
CHG Healthcare Services, Inc., Term Loan, 5.66%, (USD LIBOR + 3.00%), Maturing 6/7/23(11)		100	99,062
CPI Holdco, LLC, Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing 3/21/24		99	97,255
KUEHG Corp., Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing 2/21/25		100	97,676
MPH Acquisition Holdings, LLC, Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing 6/7/23		200	193,675
Ortho-Clinical Diagnostics SA., Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing 6/30/25		99	95,217
U.S. Anesthesia Partners, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing 6/23/24		99	98,376

			$874,194

Home Furnishings — 0.2%
Bright Bidco B.V., Term Loan, 6.20%, (USD LIBOR + 3.50%), Maturing 6/30/24(11)		99	$74,994

			$74,994

Industrial Equipment — 2.5%
Apex Tool Group, LLC, Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing 2/1/22		99	$95,279
DexKo Global, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing 7/24/24		99	98,317
EWT Holdings III Corp., Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing 12/20/24		149	147,192
Filtration Group Corporation, Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing 3/29/25		100	99,333
Gardner Denver, Inc., Term Loan, Maturing 7/30/24(10)		200	199,292
Gates Global, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing 4/1/24		99	97,603
Wittur GmbH, Term Loan, Maturing 3/31/22(10)	EUR	75	86,212

			$823,228

Insurance — 2.5%
AmWINS Group, Inc., Term Loan, Maturing 1/25/24(10)		150	$147,563
Asurion, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing 8/4/22		160	157,950

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Asurion, LLC, Term Loan - Second Lien, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	275	$277,320
Hub International, Ltd., Term Loan, Maturing 4/25/25(10)	150	144,938
USI, Inc., Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing 5/16/24	99	95,703

		$823,474

Leisure Goods/Activities/Movies — 2.0%
Ancestry.com Operations, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing 10/19/23	100	$98,500
Crown Finance US, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing 2/28/25	150	146,812
Delta 2 (LUX) S.a.r.l., Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing 2/1/24	200	193,000
Lindblad Expeditions, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing 3/21/25	20	19,701
Lindblad Expeditions, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing 3/21/25	80	79,451
SRAM, LLC, Term Loan, Maturing 3/15/24(10)	100	98,250

		$635,714

Lodging and Casinos — 1.8%
CityCenter Holdings, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing 4/18/24	149	$147,004
Four Seasons Hotels Limited, Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing 11/30/23	99	98,290
Golden Nugget, Inc., Term Loan, Maturing 10/4/23(10)	150	147,871
Stars Group Holdings B.V. (The), Term Loan, Maturing 7/10/25(10)	200	198,550

		$591,715

Oil and Gas — 1.4%
CITGO Petroleum Corporation, Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing 7/29/21	200	$197,916
MEG Energy Corp., Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing 12/31/23	173	172,135
PSC Industrial Holdings Corp., Term Loan, 6.26%, (1 mo. USD LIBOR + 3.75%), Maturing 10/3/24	99	97,259

		$467,310

Publishing — 0.3%
Harland Clarke Holdings Corp., Term Loan, 7.55%, (3 mo. USD LIBOR + 4.75%), Maturing 11/3/23	97	$90,530

		$90,530

Retailers (Except Food and Drug) — 0.8%
BJ’s Wholesale Club, Inc., Term Loan, Maturing 2/3/24(10)	100	$99,236
Harbor Freight Tools USA, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing 8/18/23	50	48,530

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hoya Midco, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing 6/30/24	99	$96,759

		$244,525

Steel — 0.6%
GrafTech Finance, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	100	$98,372
Zekelman Industries, Inc., Term Loan, 4.86%, (2 mo. USD LIBOR + 2.25%), Maturing 6/14/21	98	96,367

		$194,739

Telecommunications — 0.3%
CenturyLink, Inc., Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing 1/31/25	99	$95,310

		$95,310

Utilities — 1.2%
Brookfield WEC Holdings, Inc., Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing 8/1/25	100	$99,687
Calpine Corporation, Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing 1/15/24	149	146,926
Talen Energy Supply, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing 7/15/23	150	148,594

		$395,207

Total Senior Floating-Rate Loans (identified cost $13,071,166)		$12,983,046

Short-Term Investments — 18.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(12)	6,031,036	$6,031,036

Total Short-Term Investments (identified cost $6,030,902)		$6,031,036

Total Investments — 116.7% (identified cost $38,066,728)		$37,957,916

Other Assets, Less Liabilities — (16.7)%		$(5,430,433)

Net Assets — 100.0%		$32,527,483

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2019.

13

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $8,710,452 or 26.8% of the Fund’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2019.

(4)	When-issued security. For a variable rate security, interest rate will be determined after January 31, 2019.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $5,682,643 or 17.5% of the Fund’s net assets.

(6)	Security converts to floating rate after the indicated fixed-rate coupon period.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(10)	This Senior Loan will settle after January 31, 2019, at which time the interest rate will be determined.

(11)

The stated interest rate represents the weighted average interest rate at January 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $13,918.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	99,250	USD	113,977	State Street Bank and Trust Company	2/7/19	$—	$(347)
USD	1,059,197	EUR	920,403	Bank of America, N.A.	4/30/19	—	(2,042)
USD	231,445	EUR	200,128	State Street Bank and Trust Company	4/30/19	695	—
USD	2,400,421	EUR	2,084,873	State Street Bank and Trust Company	4/30/19	—	(3,469)
USD	433,890	EUR	376,932	State Street Bank and Trust Company	4/30/19	—	(718)
USD	552,456	GBP	417,092	State Street Bank and Trust Company	4/30/19	3,012	—

						$3,707	$(6,576)

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Fund Receives	Fund Pays	Termination Date	Value/ Unrealized Appreciation
Citibank, N.A.	$500	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	3-month USD-LIBOR (pays quarterly)	3/20/19	$17,275
Citibank, N.A.	500	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	3-month USD-LIBOR (pays quarterly)	6/20/19	6,300

					$23,575

14

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Fund is subject to the following risks:

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates.

Interest Rate Risk: The Fund enters into total return swaps to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward foreign currency exchange contracts	$3,707	$(6,576)

Total		$3,707	$(6,576)

Interest Rate	Total return swaps	$23,575	$—

Total		$23,575	$—

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

15

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$851,077	$—	$851,077
Commercial Mortgage-Backed Securities	—	917,542	—	917,542
Mortgage Pass-Throughs	—	102,421	—	102,421
Asset-Backed Securities	—	2,401,741	—	2,401,741
Exchange-Traded Funds	876,633	—	—	876,633
Foreign Government Bonds	—	1,939,308	—	1,939,308
Corporate Bonds & Notes	—	11,855,112	—	11,855,112
Senior Floating-Rate Loans	—	12,983,046	—	12,983,046
Short-Term Investments	—	6,031,036	—	6,031,036
Total Investments	$876,633	$37,081,283	$—	$37,957,916
Forward Foreign Currency Exchange Contracts	$—	$3,707	$—	$3,707
Swap Contracts	—	23,575	—	23,575
Total	$876,633	$37,108,565	$—	$37,985,198

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(6,576)	$—	$(6,576)
Total	$—	$(6,576)	$—	$(6,576)

Derivatives. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate.

Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

16

Parametric Tax-Managed International Equity Fund

January 31, 2019 (Unaudited)

Parametric Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2019, the value of the Fund’s investment in the Portfolio was $35,012,859 and the Fund owned 52.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed International Equity Portfolio

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Australia — 8.9%
Alumina, Ltd.	20,000	$35,569
Amcor, Ltd.	5,650	56,097
AMP, Ltd.	7,605	12,539
APA Group	38,093	254,645
Aristocrat Leisure, Ltd.	4,960	89,209
Asaleo Care, Ltd.	27,800	18,250
Atlas Arteria, Ltd.	10,339	50,096
Atlassian Corp. PLC, Class A(1)	2,300	226,320
Aurizon Holdings, Ltd.	7,700	24,674
AusNet Services	95,565	114,835
Australia and New Zealand Banking Group, Ltd.	6,934	126,226
Australian Pharmaceutical Industries, Ltd.	30,804	28,258
BHP Group, Ltd.	2,861	73,050
Boral, Ltd.	11,300	40,880
Brambles, Ltd.	17,422	135,176
Caltex Australia, Ltd.	4,560	89,129
carsales.com, Ltd.	9,828	90,381
Class, Ltd.	12,536	12,067
Cleanaway Waste Management, Ltd.	36,318	47,805
Coca-Cola Amatil, Ltd.	11,103	67,811
Cochlear, Ltd.	850	120,126
Coles Group, Ltd.(1)	10,096	91,808
Commonwealth Bank of Australia	3,589	182,871
Computershare, Ltd.	10,972	142,138
Crown Resorts, Ltd.	4,819	41,993
CSL, Ltd.	3,230	459,287
Dexus	13,975	117,014
Domino’s Pizza Enterprises, Ltd.	933	30,943
DuluxGroup, Ltd.	5,657	28,210
GPT Group (The)	22,015	93,087
GrainCorp, Ltd., Class A	7,142	49,330
GWA Group, Ltd.	11,241	22,859
Hansen Technologies, Ltd.	14,633	36,590
Harvey Norman Holdings, Ltd.	17,000	41,748
Incitec Pivot, Ltd.	11,120	26,839
Integrated Research, Ltd.	9,777	17,401
IRESS, Ltd.	3,720	31,833
James Hardie Industries PLC CDI	4,004	44,597
JB Hi-Fi, Ltd.	3,464	56,444
Link Administration Holdings, Ltd.	13,718	71,477
Mirvac Group	41,842	73,365
National Australia Bank, Ltd.	4,515	78,401
Navitas, Ltd.	9,965	40,756
Newcrest Mining, Ltd.	2,354	41,879
Nine Entertainment Co. Holdings, Ltd.	48,528	51,519

1

Security	Shares	Value
Oil Search, Ltd.	19,405	$110,486
Orica, Ltd.	4,147	51,770
Qantas Airways, Ltd.	19,011	75,370
Rio Tinto, Ltd.	2,553	162,334
Scentre Group	51,564	149,344
Shopping Centres Australasia Property Group	20,523	37,242
Southern Cross Media Group, Ltd.	63,616	48,660
Spark Infrastructure Group	66,000	115,972
SpeedCast International, Ltd.	16,723	35,439
Star Entertainment Group, Ltd. (The)	18,186	58,845
Sydney Airport	17,791	84,922
Technology One, Ltd.	10,774	54,766
Telstra Corp., Ltd.	119,713	271,417
Transurban Group	15,294	135,631
Vicinity Centres	46,900	89,291
Washington H. Soul Pattinson & Co., Ltd.	4,310	82,662
Wesfarmers, Ltd.	10,096	236,838
Westpac Banking Corp.	8,556	152,913
Woodside Petroleum, Ltd.	12,096	302,562
Woolworths Group, Ltd.	4,098	87,566

		$5,929,562

Austria — 1.1%
ams AG	3,570	$95,697
ANDRITZ AG	758	37,421
CA Immobilien Anlagen AG	1,063	38,056
Erste Group Bank AG	1,664	58,082
EVN AG	2,151	34,811
IMMOFINANZ AG	1,276	33,736
Lenzing AG	182	17,806
Oesterreichische Post AG	1,473	55,425
OMV AG	1,720	85,523
Rhi Magnesita NV	859	48,081
Telekom Austria AG	8,000	61,164
UNIQA Insurance Group AG	2,006	18,315
Verbund AG	2,690	137,479
Wienerberger AG	1,390	31,206

		$752,802

Belgium — 2.3%
Ageas	1,164	$54,122
Anheuser-Busch InBev SA/NV	2,330	178,020
Barco NV	627	76,699
Befimmo SA	1,120	67,173
Bekaert SA	1,080	29,089
bpost SA	3,481	31,912
Colruyt SA	478	34,328
D’ieteren SA/NV	637	24,135
Econocom Group SA/NV	10,730	38,909
Elia System Operator SA/NV	938	68,635
Euronav SA	5,526	43,267
Ion Beam Applications(1)	987	14,029
KBC Group NV	1,466	99,527
Proximus SA	4,820	129,396

2

Security	Shares	Value
Retail Estates NV	566	$50,216
Solvay SA	1,005	109,414
Telenet Group Holding NV	2,260	104,616
Tessenderlo Group SA(1)	1,340	47,454
UCB SA	2,340	202,768
Warehouses De Pauw CVA	678	99,067

		$1,502,776

Denmark — 2.2%
Carlsberg A/S, Class B	1,415	$161,995
Chr. Hansen Holding A/S	850	80,721
Columbus AS	24,816	50,329
Danske Bank A/S	5,139	95,212
Dfds A/S	623	29,412
DSV A/S	969	77,334
GN Store Nord A/S	950	40,951
ISS A/S	813	23,041
Novo Nordisk A/S, Class B	3,886	182,122
Novozymes A/S, Class B	2,980	124,615
Orsted A/S(3)	3,312	239,334
Pandora A/S	2,868	124,550
Ringkjoebing Landbobank A/S	652	34,900
Rockwool International A/S, Class B	97	26,017
Royal Unibrew A/S	1,034	77,874
Topdanmark A/S	972	46,310
Vestas Wind Systems A/S	658	54,393

		$1,469,110

Finland — 2.1%
Amer Sports Oyj	2,592	$115,053
Citycon Oyj	12,000	24,542
DNA Oyj	1,977	41,652
Elisa Oyj	2,351	98,360
Fortum Oyj	6,320	143,641
Huhtamaki Oyj	736	24,258
Kemira Oyj	2,727	33,168
Kesko Oyj, Class B	1,695	97,535
Kone Oyj, Class B	1,663	80,860
Neste Oyj	2,006	183,790
Nokia Oyj	23,544	148,743
Oriola Oyj, Series B	8,766	21,814
Orion Oyj, Class B	3,174	112,204
Sampo Oyj, Class A	1,342	61,484
Tieto Oyj	956	27,420
Tokmanni Group Corp.	3,676	35,891
UPM-Kymmene Oyj	3,184	92,469
Valmet Oyj	1,377	31,025
Wartsila Oyj Abp	2,646	43,206

		$1,417,115

France — 9.0%
Air Liquide SA	4,380	$531,730
Airbus SE	1,329	153,180

3

Security	Shares	Value
Altarea SCA	208	$43,015
Alten SA	634	60,759
Altran Technologies SA	4,941	46,676
Atos SE	1,046	95,374
AXA SA	8,332	193,220
Carrefour SA	5,220	103,230
Cie Generale des Etablissements Michelin SCA	484	52,573
CNP Assurances	2,759	62,681
Covivio(4)	1,309	133,799
Covivio(4)	447	45,510
Credit Agricole SA	5,930	67,729
Dassault Systemes SE	1,540	193,011
Devoteam SA	244	28,553
Engie SA	22,570	361,827
EssilorLuxottica SA	1,642	208,007
Eutelsat Communications SA	985	20,889
Gecina SA	1,055	155,045
Getlink SE	2,197	32,131
Hermes International	100	59,929
Ingenico Group SA	754	41,099
L’Oreal SA	1,130	272,358
Lagardere SCA	1,361	35,561
Legrand SA	560	33,178
LVMH Moet Hennessy Louis Vuitton SE	650	208,520
Neopost SA	1,050	26,354
Orange SA	31,518	488,857
Pernod-Ricard SA	1,164	193,123
Peugeot SA	1,588	39,947
Renault SA	569	40,265
Rubis SCA	846	50,499
Safran SA	819	107,608
Sanofi	5,890	511,946
SCOR SE	1,284	54,030
Societe BIC SA	422	42,264
Societe Generale SA	3,005	93,694
Suez	5,207	66,736
Talend SA ADR(1)	500	18,600
Teleperformance	177	30,462
Thales SA	600	66,354
Total SA	9,623	527,544
Unibail-Rodamco-Westfield	1,203	216,361
Veolia Environnement SA	5,261	111,142
Vinci SA	1,159	101,981

		$6,027,351

Germany — 8.9%
adidas AG	579	$137,768
Allianz SE	1,913	405,886
alstria office REIT AG	5,110	76,906
BASF SE	3,829	280,504
Bayerische Motoren Werke AG	1,291	108,767
Bechtle AG	400	31,828
Beiersdorf AG	2,259	226,130
Brenntag AG	1,027	48,626
Continental AG	589	93,083

4

Security	Shares	Value
Covestro AG(3)	1,484	$82,005
Delivery Hero SE(1)(3)	754	27,848
Deutsche Boerse AG	570	75,894
Deutsche Lufthansa AG	975	24,615
Deutsche Post AG	3,135	92,596
Deutsche Telekom AG	29,991	487,679
Deutsche Wohnen SE	4,814	240,495
Dialog Semiconductor PLC(1)	1,816	53,094
Evonik Industries AG	928	25,379
Fresenius Medical Care AG & Co. KGaA	1,285	94,512
Fresenius SE & Co. KGaA	2,385	123,662
GEA Group AG	1,196	32,950
Gerresheimer AG	1,197	81,062
Grand City Properties SA	4,854	120,770
HeidelbergCement AG	1,361	94,245
Henkel AG & Co. KGaA	2,341	214,579
Hugo Boss AG	915	65,606
Innogy SE(3)	3,825	181,222
KWS Saat SE	85	26,846
LEG Immobilien AG	1,088	127,809
Merck KGaA	988	103,739
Metro AG	7,704	130,374
MTU Aero Engines AG	316	68,143
Muenchener Rueckversicherungs-Gesellschaft AG	660	147,286
Nemetschek SE	338	43,380
ProSiebenSat.1 Media SE	1,883	33,613
Puma SE	133	74,127
Rheinmetall AG	332	34,485
RWE AG	9,895	246,105
RWE AG, PFC Shares	1,810	44,422
SAP SE	3,975	411,036
Sartorius AG, PFC Shares	212	31,824
Siemens AG	2,649	290,854
Siemens Healthineers AG(1)(3)	2,235	88,197
Software AG	800	29,065
Symrise AG	907	75,336
Telefonica Deutschland Holding AG(3)	8,948	31,370
TLG Immobilien AG	3,290	101,010
TUI AG	2,680	40,579
Uniper SE	5,829	169,022
Zalando SE(1)(3)	1,826	55,718

		$5,932,051

Hong Kong — 4.4%
AIA Group, Ltd.	31,200	$281,721
Alibaba Health Information Technology, Ltd.(1)	56,000	51,598
ASM Pacific Technology, Ltd.	7,800	84,039
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	15,000	26,459
BOC Hong Kong Holdings, Ltd.	7,000	27,047
CK Asset Holdings, Ltd.	10,000	84,188
CK Hutchison Holdings, Ltd.	6,000	60,595
CLP Holdings, Ltd.	18,000	209,647
Esprit Holdings, Ltd.(1)	109,900	22,854

5

Security	Shares	Value
First Pacific Co., Ltd.	106,000	$45,974
Galaxy Entertainment Group, Ltd.	20,000	139,253
Global Cord Blood Corp.	5,000	31,400
Hang Lung Group, Ltd.	6,000	17,633
Hang Lung Properties, Ltd.	14,000	30,655
Hang Seng Bank, Ltd.	3,700	85,125
Henderson Land Development Co., Ltd.	6,600	37,519
HK Electric Investments & HK Electric Investments, Ltd.	34,000	34,687
HKBN, Ltd.	35,000	54,109
HKT Trust and HKT, Ltd.	62,000	91,435
Hong Kong & China Gas Co., Ltd.	84,700	184,057
Hongkong Land Holdings, Ltd.	8,100	58,271
Hutchison Telecommunications Hong Kong Holdings, Ltd.	66,000	26,151
Hysan Development Co., Ltd.	7,000	36,427
Jardine Matheson Holdings, Ltd.	2,400	160,547
Jardine Strategic Holdings, Ltd.	1,800	69,005
Kerry Properties, Ltd.	10,000	41,535
Li & Fung, Ltd.	80,000	13,597
Link REIT	9,000	98,929
Luk Fook Holdings International, Ltd.	8,000	23,255
Mega Expo Holdings, Ltd.	80,000	41,191
Melco Resorts & Entertainment, Ltd. ADR	2,100	45,318
MGM China Holdings, Ltd.	17,200	33,397
MTR Corp., Ltd.	12,500	69,910
Nexteer Automotive Group, Ltd.	19,000	28,765
NWS Holdings, Ltd.	25,000	57,173
PCCW, Ltd.	105,000	62,505
Shangri-La Asia, Ltd.	22,000	28,728
SmarTone Telecommunication Holdings, Ltd.	19,000	22,558
Swire Pacific, Ltd., Class A	4,000	47,373
Techtronic Industries Co., Ltd.	14,500	84,644
Town Health International Medical Group, Ltd.(1)(5)	266,000	11,695
Vitasoy International Holdings, Ltd.	38,000	154,592
VTech Holdings, Ltd.	7,100	67,820
Wharf Real Estate Investment Co., Ltd.	5,000	34,205
Yuan Heng Gas Holdings, Ltd.(1)	280,000	20,990
Yue Yuen Industrial Holdings, Ltd.	10,500	35,814

		$2,974,390

Ireland — 2.2%
Bank of Ireland Group PLC	28,763	$172,595
Cairn Homes PLC(1)	18,600	27,671
CRH PLC	6,262	180,249
Dalata Hotel Group PLC	6,009	39,287
Glanbia PLC	1,979	37,818
Grafton Group PLC	9,729	93,933
Hibernia REIT PLC	44,450	66,842
ICON PLC(1)	1,212	169,535
Irish Residential Properties REIT PLC	42,500	72,910
Kerry Group PLC, Class A	1,947	198,805
Kingspan Group PLC	3,244	132,676
Paddy Power Betfair PLC	1,971	160,995
Smurfit Kappa Group PLC	1,300	37,486
UDG Healthcare PLC	8,000	60,903

		$1,451,705

6

Security	Shares	Value
Israel — 2.2%
Airport City, Ltd.(1)	2,500	$32,960
Amot Investments, Ltd.	5,499	29,001
Bank Leumi Le-Israel B.M.	9,550	63,139
Bezeq The Israeli Telecommunication Corp., Ltd.	163,729	131,323
Check Point Software Technologies, Ltd.(1)	585	65,473
Delek Automotive Systems, Ltd.	4,964	22,418
Delta-Galil Industries, Ltd.	2,301	66,561
Elbit Systems, Ltd.	1,014	125,606
Electra, Ltd.	173	40,808
First International Bank of Israel, Ltd.(1)	1,152	27,277
Israel Chemicals, Ltd.	23,646	137,243
Israel Discount Bank, Ltd., Series A	10,120	35,793
Kenon Holdings, Ltd.	2,504	45,849
Melisron, Ltd.	729	33,578
Mizrahi Tefahot Bank, Ltd.	1,469	27,327
Nice, Ltd.(1)	490	54,020
Oil Refineries, Ltd.	139,185	67,800
Orbotech, Ltd.(1)	716	43,912
Paz Oil Co., Ltd.	650	97,225
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	1,044	56,742
Reit 1, Ltd.	7,407	30,625
Sella Capital Real Estate, Ltd.	15,640	26,823
Strauss Group, Ltd.	2,228	54,124
Teva Pharmaceutical Industries, Ltd. ADR(1)	8,917	177,002

		$1,492,629

Italy — 4.4%
Amplifon SpA	6,413	$114,892
Assicurazioni Generali SpA	4,184	73,250
Atlantia SpA	4,194	99,268
Autogrill SpA	2,584	23,243
Bio-On SpA(1)	750	51,631
Brembo SpA	2,325	26,558
Cementir Holding SpA	6,913	47,094
COSMO Pharmaceuticals NV(1)	417	37,182
Davide Campari-Milano SpA	18,866	169,503
De’Longhi SpA	1,200	29,941
DiaSorin SpA	977	89,467
Enav SpA(3)	5,849	29,942
Enel SpA	38,800	234,504
ENI SpA	14,674	248,810
Ferrari NV	868	108,075
FinecoBank Banca Fineco SpA	4,241	46,116
IMA Industria Macchine Automatiche SpA	484	32,088
Infrastrutture Wireless Italiane SpA(3)	25,801	205,397
International Game Technology PLC	1,216	19,894
Interpump Group SpA	778	25,065
Intesa Sanpaolo SpA	54,086	123,755
Italgas SpA	7,381	44,688
Italmobiliare SpA	1,360	30,249
Leonardo SpA	4,673	45,282
Mediobanca Banca di Credito Finanziario SpA	2,651	23,103
Moncler SpA	1,030	38,764

7

Security	Shares	Value
Pirelli & C SpA(1)(3)	4,416	$28,865
Poste Italiane SpA(3)	5,564	47,915
Prada SpA	6,900	22,835
Prysmian SpA	2,843	61,077
Reply SpA	996	55,214
Saras SpA	14,538	30,976
Snam SpA	16,332	77,991
STMicroelectronics NV	18,358	292,437
Telecom Italia SpA(1)	309,776	172,361
Terna Rete Elettrica Nazionale SpA	12,961	79,879
Unione di Banche Italiane SpA	9,342	23,969
UnipolSai Assicurazioni SpA	10,716	26,749

		$2,938,029

Japan — 13.3%
Activia Properties, Inc.	6	$25,968
Aeon Co., Ltd.	2,700	54,951
Aeon Mall Co., Ltd.	1,800	29,921
Air Water, Inc.	2,000	33,367
Aisin Seiki Co., Ltd.	1,000	39,535
Ajinomoto Co., Inc.	2,100	36,361
ANA Holdings, Inc.	1,100	40,546
Asahi Intecc Co., Ltd.	1,000	43,522
Asahi Kasei Corp.	6,000	65,834
Astellas Pharma, Inc.	5,600	83,094
Bandai Namco Holdings, Inc.	1,300	57,430
Bridgestone Corp.	900	34,642
Canon, Inc.	3,000	86,281
Central Japan Railway Co.	200	43,224
Chubu Electric Power Co., Inc.	6,200	98,137
Chugai Pharmaceutical Co., Ltd.	1,500	88,570
Chugoku Electric Power Co., Inc. (The)	4,500	61,579
Citizen Watch Co., Ltd.	8,200	43,771
Daicel Corp.	3,400	35,660
Daido Steel Co., Ltd.	700	29,261
Daiichi Sankyo Co., Ltd.	1,700	58,969
Daikin Industries, Ltd.	500	54,121
Daito Trust Construction Co., Ltd.	400	55,557
Daiwa House REIT Investment Corp.	23	54,162
Daiwa Securities Group, Inc.	7,000	34,911
Dentsu, Inc.	1,000	47,434
Don Quijote Holdings Co., Ltd.	500	29,076
East Japan Railway Co.	600	55,590
Eisai Co., Ltd.	1,500	116,470
FamilyMart UNY Holdings Co., Ltd.	500	58,571
Frontier Real Estate Investment Corp.	8	32,674
FUJIFILM Holdings Corp.	1,700	73,042
GLP J-REIT	28	29,758
Gunma Bank, Ltd. (The)	5,000	22,038
Hankyu Hanshin Holdings, Inc.	1,000	35,695
Hirose Electric Co., Ltd.	315	33,834
Hisamitsu Pharmaceutical Co., Inc.	400	20,484
Hulic Co., Ltd.	4,000	36,910
Idemitsu Kosan Co., Ltd.	2,600	91,747
ITOCHU Corp.	3,300	60,536

8

Security	Shares	Value
Japan Airlines Co., Ltd.	900	$32,768
Japan Exchange Group, Inc.	2,100	36,978
Japan Hotel REIT Investment Corp.	63	48,328
Japan Post Bank Co., Ltd.	2,100	24,442
Japan Post Holdings Co., Ltd.	3,600	44,255
Japan Prime Realty Investment Corp.	11	44,864
Japan Real Estate Investment Corp.	11	64,478
Japan Retail Fund Investment Corp.	31	63,594
Japan Tobacco, Inc.	3,200	81,010
JFE Holdings, Inc.	2,000	35,255
JXTG Holdings, Inc.	31,100	169,872
Kajima Corp.	2,000	28,449
Kakaku.com, Inc.	1,900	33,356
Kamigumi Co., Ltd.	1,500	33,207
Kao Corp.	1,200	84,838
KDDI Corp.	13,200	329,797
Kenedix Office Investment Corp.	6	41,207
Keyence Corp.	300	154,385
Kintetsu Group Holdings Co., Ltd.	800	34,915
Konica Minolta, Inc.	2,800	28,193
Kuraray Co., Ltd.	2,500	38,447
KYORIN Holdings, Inc.	1,400	29,727
Kyushu Electric Power Co., Inc.	4,800	59,479
Lawson, Inc.	300	18,492
Leopalace21 Corp.	4,200	19,900
Lion Corp.	2,100	43,766
M3, Inc.	2,400	34,735
Makita Corp.	1,000	35,432
Marubeni Corp.	7,000	54,562
Maruichi Steel Tube, Ltd.	1,200	38,544
Megmilk Snow Brand Co., Ltd.	1,400	37,150
MEIJI Holdings Co., Ltd.	500	38,663
Mitsubishi Chemical Holdings Corp.	5,000	42,968
Mitsubishi Motors Corp.	6,600	41,007
Mitsubishi UFJ Financial Group, Inc.	32,000	171,645
Mitsui & Co., Ltd.	3,900	63,718
Mizuho Financial Group, Inc.	67,300	110,463
Mori Hills REIT Investment Corp.	25	33,202
MS&AD Insurance Group Holdings, Inc.	1,800	53,286
Murata Manufacturing Co., Ltd.	500	75,108
NEC Corp.	1,500	50,407
NH Foods, Ltd.	1,000	39,571
Nikon Corp.	1,500	25,648
Nintendo Co., Ltd.	300	90,986
Nippon Accommodations Fund, Inc.	8	42,531
Nippon Building Fund, Inc.	11	71,175
Nippon Paint Holdings Co., Ltd.	1,200	40,273
Nippon Prologis REIT, Inc.	26	56,703
Nippon Shokubai Co., Ltd.	600	39,771
Nippon Steel & Sumitomo Metal Corp.	4,500	83,332
Nippon Telegraph & Telephone Corp.	3,400	146,160
Nissan Chemical Corp.	900	47,852
Nissan Motor Co., Ltd.	4,100	35,014
Nissin Foods Holdings Co., Ltd.	400	25,465

9

Security	Shares	Value
Nitori Holdings Co., Ltd.	400	$52,088
Nitto Denko Corp.	500	28,283
Nomura Real Estate Master Fund, Inc.	43	61,620
Nomura Research Institute, Ltd.	1,200	49,106
NTT Data Corp.	4,400	52,453
NTT DoCoMo, Inc.	12,000	288,321
Obic Co., Ltd.	300	28,430
Oji Holdings Corp.	4,300	24,900
Okinawa Electric Power Co., Inc. (The)	2,612	49,417
Olympus Corp.	800	32,817
Omron Corp.	1,300	53,389
Ono Pharmaceutical Co., Ltd.	2,500	54,615
Oriental Land Co., Ltd.	700	71,774
Orix JREIT, Inc.	34	59,428
Osaka Gas Co., Ltd.	6,100	120,770
Otsuka Holdings Co., Ltd.	1,800	73,828
Rakuten, Inc.(1)	3,000	22,649
Recruit Holdings Co., Ltd.	2,300	61,733
Ricoh Co., Ltd.	4,000	42,612
Rinnai Corp.	600	39,727
Seiko Epson Corp.	1,700	26,460
Sekisui House, Ltd.	2,000	29,891
Seven & i Holdings Co., Ltd.	2,200	95,795
Shimadzu Corp.	1,200	27,597
Shimano, Inc.	300	42,095
Shionogi & Co., Ltd.	1,100	67,845
Shiseido Co., Ltd.	1,200	71,384
Showa Shell Sekiyu K.K.	3,400	50,657
Sompo Holdings, Inc.	1,600	60,327
Sony Corp.	1,600	80,171
Subaru Corp.	1,100	25,830
Sumitomo Corp.	1,600	24,774
Sumitomo Mitsui Financial Group, Inc.	3,500	130,207
Sumitomo Mitsui Trust Holdings, Inc.	900	34,091
Suntory Beverage & Food, Ltd.	900	39,849
Suzuki Motor Corp.	1,000	52,221
T&D Holdings, Inc.	2,400	29,794
Taiheiyo Cement Corp.	1,500	51,501
Taisho Pharmaceutical Holdings Co., Ltd.	600	60,941
Takeda Pharmaceutical Co., Ltd.	2,400	96,896
TEIJIN, Ltd.	1,400	24,196
Toho Gas Co., Ltd.	1,500	64,429
Tohoku Electric Power Co., Inc.	6,300	85,413
Tokio Marine Holdings, Inc.	2,200	107,725
Tokyo Gas Co., Ltd.	3,800	99,922
Tokyu Corp.	2,000	34,229
Toppan Printing Co., Ltd.	2,000	32,778
Toray Industries, Inc.	9,300	68,923
Toshiba Corp.	1,800	57,000
Tosoh Corp.	2,500	35,506
Toyo Ink SC Holdings Co., Ltd.	1,400	31,728
Toyo Suisan Kaisha, Ltd.	1,000	35,998
Toyobo Co., Ltd.	1,800	26,709

10

Security	Shares	Value
Toyota Motor Corp.	3,200	$196,960
Trend Micro, Inc.(1)	600	31,924
Ube Industries, Ltd.	1,100	24,874
Unicharm Corp.	1,500	46,421
United Urban Investment Corp.	36	57,477
West Japan Railway Co.	400	29,214
Yahoo! Japan Corp.	11,200	30,273
Yakult Honsha Co., Ltd.	600	40,043
Yamato Holdings Co., Ltd.	2,000	53,291
Yamato Kogyo Co., Ltd.	1,000	26,114
Yamazaki Baking Co., Ltd.	2,000	39,285

		$8,929,324

Netherlands — 4.4%
ABN AMRO Group NV(3)	1,800	$44,885
Accell Group	1,483	32,610
AerCap Holdings NV(1)	1,200	56,712
Akzo Nobel NV(1)	2,765	238,005
ASM International NV	820	39,723
ASML Holding NV	2,086	364,773
ASR Nederland NV	1,620	68,329
Cimpress NV(1)	241	20,044
Corbion NV	2,072	58,686
Eurocommercial Properties NV	1,255	40,662
Gemalto NV(1)	831	48,192
GrandVision NV(3)	1,280	28,539
IMCD NV	840	61,302
ING Groep NV	19,984	237,126
InterXion Holding NV(1)	1,208	72,528
Koninklijke Ahold Delhaize NV	9,355	246,468
Koninklijke KPN NV	47,300	145,411
Koninklijke Philips NV	6,477	255,356
Koninklijke Vopak NV	1,452	73,789
NN Group NV	1,302	54,980
NXP Semiconductors NV	500	43,515
QIAGEN NV(1)	1,735	64,080
Signify NV(3)	769	19,050
TKH Group NV	800	38,637
Unilever NV	8,484	454,320
Wolters Kluwer NV	2,003	124,568

		$2,932,290

New Zealand — 1.1%
A2 Milk Co., Ltd.(1)	10,259	$90,223
Air New Zealand, Ltd.	10,500	20,419
Auckland International Airport, Ltd.	12,240	62,297
Contact Energy, Ltd.	9,580	40,084
Fisher & Paykel Healthcare Corp., Ltd.	3,630	31,592
Fletcher Building, Ltd.(1)	21,151	73,118
Goodman Property Trust	27,739	30,596
Kiwi Property Group, Ltd.	28,800	28,330
Mercury NZ, Ltd.	13,643	33,339
Precinct Properties New Zealand, Ltd.	27,851	28,809
Pushpay Holdings, Ltd.(1)	12,186	29,793

11

Security	Shares	Value
Restaurant Brands New Zealand, Ltd.	6,134	$36,282
SKYCITY Entertainment Group, Ltd.	9,440	25,089
Spark New Zealand, Ltd.	19,416	54,580
Summerset Group Holdings, Ltd.	7,300	30,878
Xero, Ltd.(1)	1,765	56,232
Z Energy, Ltd.	13,924	57,816

		$729,477

Norway — 2.2%
Atea ASA	6,274	$86,696
Austevoll Seafood ASA	4,763	60,826
Borregaard ASA	5,977	53,113
DNB ASA	6,391	113,435
Entra ASA(3)	6,540	94,770
Equinor ASA	7,438	170,079
Europris ASA(3)	9,810	31,578
Gjensidige Forsikring ASA	1,701	29,381
Golar LNG, Ltd.	1,000	22,270
Kongsberg Automotive ASA(1)	23,898	20,368
Kongsberg Gruppen ASA	1,873	26,109
Marine Harvest ASA(1)	4,027	88,959
Nordic Nanovector ASA(1)	2,000	10,121
Salmar ASA	1,386	72,573
SpareBank 1 SMN	3,485	35,823
Telenor ASA	11,588	219,383
Tomra Systems ASA	4,059	105,459
Veidekke ASA	5,744	62,723
Wallenius Wilhelmsen ASA(1)	7,664	27,222
Yara International ASA	3,318	137,203

		$1,468,091

Portugal — 1.1%
Altri SGPS SA	5,303	$43,880
Banco Comercial Portugues SA(1)	332,057	91,555
Corticeira Amorim SGPS SA	2,318	25,817
CTT-Correios de Portugal SA	18,519	66,679
EDP Renovaveis SA	2,527	22,765
EDP-Energias de Portugal SA	23,100	84,375
Galp Energia SGPS SA, Class B	7,678	119,965
Jeronimo Martins SGPS SA	7,890	111,818
NOS SGPS SA	22,214	144,098
Semapa-Sociedade de Investimento e Gestao	1,523	26,610

		$737,562

Singapore — 2.2%
Ascendas Real Estate Investment Trust	23,500	$47,925
BOC Aviation, Ltd.(3)	5,700	48,467
CapitaLand Commercial Trust, Ltd.	20,500	28,697
CapitaLand Mall Trust	15,800	28,215
ComfortDelGro Corp., Ltd.	14,100	24,467
DBS Group Holdings, Ltd.	5,300	94,459
Ezion Holdings, Ltd.(1)	160,000	6,469

12

Security	Shares	Value
First Resources, Ltd.	21,600	$27,459
Flex, Ltd.(1)	11,557	111,178
Genting Singapore, Ltd.	146,700	120,223
Jardine Cycle & Carriage, Ltd.	2,600	73,061
Keppel Infrastructure Trust	95,400	36,152
Mapletree Industrial Trust	17,200	25,597
Mapletree Logistics Trust	30,900	31,489
Raffles Medical Group, Ltd.	38,400	31,724
Sheng Siong Group, Ltd.	43,800	36,149
Singapore Airlines, Ltd.	4,000	28,736
Singapore Airport Terminal Services, Ltd.	7,300	26,334
Singapore Exchange, Ltd.	7,000	39,805
Singapore Post, Ltd.	26,100	19,134
Singapore Technologies Engineering, Ltd.	19,500	54,000
Singapore Telecommunications, Ltd.	95,100	213,823
Suntec Real Estate Investment Trust	27,000	38,741
United Overseas Bank, Ltd.	4,500	84,335
Venture Corp., Ltd.	5,900	71,666
Wilmar International, Ltd.	60,800	150,587

		$1,498,892

Spain — 4.4%
Aena SME SA(3)	685	$118,407
Almirall SA	2,800	47,505
Amadeus IT Group SA	4,056	294,946
Banco Bilbao Vizcaya Argentaria SA	14,580	86,534
Banco de Sabadell SA	40,257	46,159
Bankia SA	9,179	26,757
Bankinter SA	3,250	25,377
CaixaBank SA	13,396	50,664
Cellnex Telecom SA(3)	1,600	45,087
Cia de Distribucion Integral Logista Holdings SA	1,300	33,570
Coca-Cola European Partners PLC(1)	4,700	223,626
Ebro Foods SA	2,380	48,999
Enagas SA	2,600	75,785
Ence Energia y Celulosa SA	5,468	42,460
Endesa SA	1,800	45,021
Ercros SA	10,000	41,558
Ferrovial SA	1,591	35,678
Fluidra SA(1)	2,723	30,881
Grifols SA	5,371	140,110
Grifols SA ADR	5,800	107,996
Iberdrola SA	24,972	206,391
Industria de Diseno Textil SA	9,271	259,340
Lar Espana Real Estate Socimi SA	5,104	49,160
Merlin Properties Socimi SA	15,440	207,140
NH Hotel Group SA	4,264	21,270
Prosegur Cash SA(3)	10,000	23,401
Prosegur Cia de Seguridad SA	4,500	24,360
Red Electrica Corp. SA	1,244	28,668
Repsol SA	13,378	234,818

13

Security	Shares	Value
Siemens Gamesa Renewable Energy SA(1)	3,710	$52,671
Telefonica SA	28,419	244,448
Tubacex SA	12,500	40,674

		$2,959,461

Sweden — 4.5%
Alfa Laval AB	2,000	$45,344
Arjo AB, Class B	4,020	14,303
Assa Abloy AB, Class B	2,883	53,722
Attendo AB(3)	5,579	42,856
BillerudKorsnas AB	5,767	72,828
BioGaia AB, Class B	921	37,447
Bonava AB, Class B	2,000	25,056
Castellum AB	6,400	121,331
Dometic Group AB(3)	3,500	24,972
Elekta AB, Class B	13,663	182,665
Epiroc AB, Class A(1)	2,897	27,818
Epiroc AB, Class B(1)	2,729	24,460
Essity Aktiebolag, Class B	7,154	197,941
Fabege AB	7,085	103,383
Granges AB	4,911	47,233
Hennes & Mauritz AB, Class B	8,337	129,722
Hexagon AB, Class B	1,254	61,410
Hexpol AB	5,839	51,685
Holmen AB, Class B	1,298	27,816
Hufvudstaden AB, Class A	4,938	82,011
Husqvarna AB, Class B	3,790	28,968
Kungsleden AB	6,500	49,343
Lundin Petroleum AB	4,713	150,748
Modern Times Group MTG AB, Class B	1,265	42,621
Mycronic AB	2,681	34,322
NetEnt AB	6,918	33,504
Nibe Industrier AB, Class B	2,889	32,853
Nordea Bank AB	10,249	93,279
Pandox AB	1,500	26,116
Sandvik AB	2,777	44,376
Securitas AB, Class B	1,900	30,552
Skandinaviska Enskilda Banken AB, Class A	10,460	109,795
Skanska AB, Class B	1,238	21,678
Svenska Cellulosa AB SCA, Class B	9,048	79,586
Svenska Handelsbanken AB, Class A	9,558	103,942
Swedbank AB, Class A	4,442	100,906
Swedish Match AB	2,446	109,586
Tele2 AB, Class B	4,040	50,578
Telefonaktiebolaget LM Ericsson, Class B	27,249	242,883
Telia Co. AB	50,998	222,247
Thule Group AB(3)	1,481	30,237
Trelleborg AB, Class B	1,700	28,635

		$3,040,758

14

Security	Shares	Value
Switzerland — 8.7%
Adecco Group AG	1,216	$60,935
Allreal Holding AG	417	67,643
ALSO Holding AG	375	48,515
Ascom Holding AG	1,636	21,008
Baloise Holding AG	236	36,551
Banque Cantonale Vaudoise	57	45,204
Belimo Holding AG	7	30,389
BKW AG	600	42,223
Cembra Money Bank AG	670	57,858
Clariant AG	6,883	136,717
Comet Holding AG	287	25,543
Compagnie Financiere Richemont SA, Class A	8,503	586,094
Daetwyler Holding AG, Bearer Shares	260	39,275
DKSH Holding AG	352	26,383
dormakaba Holding AG	30	19,763
Emmi AG	57	48,127
Ems-Chemie Holding AG	178	88,905
Flughafen Zurich AG	187	33,031
Forbo Holding AG	69	96,206
Geberit AG	233	91,087
Georg Fischer AG	32	28,365
Givaudan SA	132	320,239
Helvetia Holding AG	85	50,323
Inficon Holding AG	86	45,748
Intershop Holding AG	78	39,005
Julius Baer Group, Ltd.	1,336	53,697
Komax Holding AG	194	51,430
Kuehne & Nagel International AG	464	62,747
Landis+Gyr Group AG	1,111	71,752
Mobilezone Holding AG	4,644	50,017
Mobimo Holding AG	275	67,413
Nestle SA	9,029	787,183
Novartis AG	4,810	419,917
Panalpina Welttransport Holding AG	330	58,065
Partners Group Holding AG	131	90,102
PSP Swiss Property AG	1,056	108,641
Roche Holding AG PC	1,423	378,569
Schindler Holding AG	219	46,256
Schindler Holding AG PC	257	54,669
Schweiter Technologies AG, Bearer Shares	26	24,618
SFS Group AG	327	26,316
SGS SA	46	111,046
Sika AG	1,945	256,849
Sulzer AG	480	44,091
Swiss Life Holding AG	201	82,923
Swiss Re AG	1,614	154,790
Swisscom AG	548	262,658
Temenos AG	1,180	159,281
Valiant Holding AG	270	29,161
Valora Holding AG	353	93,813
Zehnder Group AG	691	23,104
Zurich Insurance Group AG	620	194,589

		$5,848,834

15

Security	Shares	Value
United Kingdom — 9.0%
Antofagasta PLC	2,458	$28,100
Assura PLC	34,782	27,315
AstraZeneca PLC	3,743	271,150
Auto Trader Group PLC(3)	7,214	43,294
Aveva Group PLC	886	31,671
Aviva PLC	5,903	32,104
Babcock International Group PLC	3,446	24,002
BAE Systems PLC	8,600	57,855
Barratt Developments PLC	3,866	27,345
Barrick Gold Corp.	2,016	26,612
Berkeley Group Holdings PLC	552	27,179
BHP Group PLC	5,162	115,333
Big Yellow Group PLC	2,400	30,190
BP PLC	31,208	213,186
British American Tobacco PLC	4,022	141,776
BT Group PLC	35,867	109,373
Bunzl PLC	1,400	44,145
Burberry Group PLC	1,413	33,402
Cairn Energy PLC(1)	15,590	38,255
Carnival PLC	457	25,857
Centrica PLC	40,776	73,276
Cineworld Group PLC	12,376	42,473
Compass Group PLC	5,483	117,328
Cranswick PLC	994	37,670
Croda International PLC	474	30,010
Derwent London PLC	1,020	43,383
Direct Line Insurance Group PLC	5,000	22,100
Electrocomponents PLC	6,322	45,128
Elementis PLC	6,330	15,154
Essentra PLC	5,799	28,415
Experian PLC	2,631	66,058
F&C Commercial Property Trust, Ltd.	14,249	24,280
Ferguson PLC	689	46,138
Fresnillo PLC	2,137	28,215
GlaxoSmithKline PLC	12,020	233,483
Great Portland Estates PLC	4,065	39,049
Halma PLC	4,420	81,292
Hammerson PLC	11,181	54,661
Howden Joinery Group PLC	5,263	34,915
HSBC Holdings PLC	24,670	207,728
Imperial Brands PLC	1,796	59,617
Informa PLC	6,492	57,664
Inmarsat PLC	10,117	49,115
Intertek Group PLC	543	35,039
Johnson Matthey PLC	1,560	62,321
Kcom Group PLC	18,722	17,016
Kingfisher PLC	14,750	43,090
Land Securities Group PLC	6,288	71,509

16

Security	Shares	Value
Legal & General Group PLC	20,937	$71,330
Lloyds Banking Group PLC	117,231	89,373
London Stock Exchange Group PLC	511	30,732
LondonMetric Property PLC	32,609	80,315
Merlin Entertainments PLC(3)	8,625	38,222
Micro Focus International PLC	6,024	114,848
Mimecast, Ltd.(1)	800	30,056
Mondi PLC	1,350	32,647
Moneysupermarket.com Group PLC	13,551	53,893
National Grid PLC	30,876	336,221
NCC Group PLC	10,809	18,222
Next PLC	582	37,014
Paragon Banking Group PLC	4,937	26,890
Pearson PLC	5,912	70,287
Persimmon PLC	1,061	33,098
Phoenix Group Holdings PLC	2,631	21,936
Playtech PLC	4,633	23,560
QinetiQ Group PLC	8,311	33,073
Reckitt Benckiser Group PLC	1,112	85,562
RELX PLC	5,362	118,766
Rentokil Initial PLC	5,526	24,404
Rightmove PLC	13,046	80,786
Rio Tinto PLC	2,924	161,762
Rolls-Royce Holdings PLC	6,692	77,784
Royal Dutch Shell PLC, Class A	7,981	247,414
Royal Mail PLC	6,900	24,312
RPC Group PLC	3,999	41,639
RSA Insurance Group PLC	4,203	28,340
Safestore Holdings PLC	3,803	28,785
Segro PLC	8,635	73,404
Severn Trent PLC	3,397	89,264
Shaftesbury PLC	2,131	24,656
Smith & Nephew PLC	3,742	70,494
Spectris PLC	1,521	51,926
St. James’s Place PLC	1,932	23,814
Standard Life Aberdeen PLC	4,707	15,561
Stobart Group, Ltd.	10,700	21,501
TalkTalk Telecom Group PLC	20,733	30,395
Tate & Lyle PLC	7,007	63,251
Taylor Wimpey PLC	12,334	26,743
Tritax Big Box REIT PLC	37,589	68,891
Unilever PLC	2,083	109,428
UNITE Group PLC (The)	2,424	28,950
United Utilities Group PLC	9,445	103,300
Victrex PLC	874	26,245
WH Smith PLC	1,016	26,081
Whitbread PLC	600	38,445
William Hill PLC	6,621	15,324
WM Morrison Supermarkets PLC	8,786	27,018

		$6,010,233

Total Common Stocks (identified cost $63,080,699)		$66,042,442

17

Rights(1) — 0.0%(2)

Security	Shares	Value
BUWOG AG, Exp. 3/29/19(5)	1,234	$0
Tritax Big Box REIT PLC, Exp. 2/8/19	4,903	624

Total Rights (identified cost $0)		$624

Warrants(1) — 0.0%

Security	Shares	Value
Ezion Holdings, Ltd., Exp. 4/16/23, Strike SGD 0.2763	96,000	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 0.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(6)	510,028	$510,028

Total Short-Term Investments (identified cost $510,015)		$510,028

Total Investments — 99.4% (identified cost $63,590,714)		$66,553,094

Other Assets, Less Liabilities — 0.6%		$431,162

Net Assets — 100.0%		$66,984,256

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $1,651,578 or 2.5% of the Portfolio’s net assets.

(4)	Securities are traded on separate exchanges for the same entity.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $977.

18

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	38.1%	$25,519,482
Japanese Yen	13.3	8,929,324
British Pound Sterling	9.3	6,224,297
Swiss Franc	9.0	5,981,713
Australian Dollar	8.6	5,759,474
Swedish Krona	4.5	3,040,758
Hong Kong Dollar	4.0	2,681,151
United States Dollar	3.4	2,283,230
Danish Krone	2.2	1,469,110
Norwegian Krone	2.2	1,445,821
Singapore Dollar	2.0	1,339,247
Israeli Shekel	1.8	1,206,242
New Zealand Dollar	1.0	673,245

Total Investments	99.4%	$66,553,094

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	10.7%	$7,185,339
Financials	10.5	7,014,971
Consumer Staples	10.3	6,869,520
Consumer Discretionary	9.5	6,395,278
Health Care	9.3	6,240,401
Materials	9.1	6,075,141
Communication Services	8.9	5,949,267
Information Technology	8.8	5,910,964
Real Estate	8.6	5,756,697
Utilities	7.4	4,953,863
Energy	5.5	3,691,625
Short-Term Investments	0.8	510,028

Total Investments	99.4%	$66,553,094

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

SGD	-	Singapore Dollar

19

The Portfolio did not have any open derivative instruments at January 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$506,024	$19,543,926		$11,695	$20,061,645
Developed Europe	856,898	43,631,270		—	44,488,168
Developed Middle East	286,387	1,206,242		—	1,492,629
Total Common Stocks	$1,649,309	$64,381,438	**	$11,695	$66,042,442
Rights	$—	$624		$0	$624
Warrants	—	0		—	0
Short-Term Investments	—	510,028		—	510,028
Total Investments	$1,649,309	$64,892,090		$11,695	$66,553,094

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

20

Eaton Vance

Short Duration Government Income Fund

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 31.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.31%, (COF + 1.25%), with maturity at 2025(1)	$129	$128,195
2.74%, (COF + 1.87%), with maturity at 2022(1)	1	554
2.872%, (COF + 1.25%), with maturity at 2035(1)	1,241	1,257,243
3.145%, (COF + 2.28%), with maturity at 2025(1)	300	308,168
3.505%, (COF + 1.25%), with maturity at 2032(1)	249	246,488
3.85%, (COF + 1.25%), with maturity at 2034(1)	57	59,280
3.87%, (1 yr. CMT + 1.98%), with maturity at 2034(1)	2,033	2,095,406
4.071%, (COF + 2.28%), with maturity at 2037(1)	1,341	1,393,452
4.187%, (5 yr. CMT + 2.52%), with maturity at 2032(1)	320	328,221
4.415%, (COF + 1.25%), with maturity at 2029(1)	36	35,630
4.421%, (1 yr. CMT + 2.26%), with maturity at 2035(1)	4,159	4,377,182
4.437%, (1 yr. CMT + 2.28%), with maturity at 2023(1)	214	215,629
4.456%, (COF + 1.25%), with maturity at 2030(1)	355	375,334
4.462%, (1 yr. CMT + 2.24%), with maturity at 2038(1)	1,486	1,554,289
4.485%, (1 yr. CMT + 2.33%), with maturity at 2036(1)	1,625	1,715,593
4.499%, (1 yr. CMT + 2.23%), with maturity at 2036(1)	1,613	1,698,392
4.50%, with various maturities to 2049	93,058	95,427,008
4.668%, (COF + 1.25%), with maturity at 2033(1)	1,434	1,473,304
6.00%, with maturity at 2029	245	268,261
7.00%, with maturity at 2033	191	208,701
8.00%, with various maturities to 2025	4	4,314

		$113,170,644

Federal National Mortgage Association:
2.268%, (COF + 1.25%), with maturity at 2033(1)	$284	$281,685
2.329%, (COF + 1.25%), with various maturities to 2037(1)	538	535,464
2.351%, (COF + 1.25%), with maturity at 2038(1)	165	164,197
2.602%, (COF + 1.25%), with maturity at 2020(1)	1	623
2.869%, (COF + 1.25%), with maturity at 2036(1)	148	144,603
2.878%, (COF + 1.80%), with maturity at 2029(1)	3	3,484
2.983%, (COF + 2.11%), with maturity at 2030(1)	166	170,053
3.15%, (COF + 1.25%), with maturity at 2034(1)	1,074	1,097,677
3.296%, (COF + 2.41%), with maturity at 2030(1)	5	5,281
3.346%, (COF + 1.25%), with maturity at 2036(1)	344	338,477
3.492%, (COF + 1.25%), with maturity at 2034(1)	1,621	1,674,381
3.634%, (COF + 2.34%), with maturity at 2026(1)	346	357,451
3.66%, (COF + 1.25%), with maturity at 2035(1)	517	533,023
3.695%, (COF + 2.70%), with maturity at 2021(1)	1	1,462
3.804%, (COF + 1.79%), with maturity at 2036(1)	956	996,894
3.893%, (COF + 1.25%), with maturity at 2034(1)	1,032	1,063,115
3.939%, (COF + 1.77%), with maturity at 2035(1)	487	512,242
3.941%, (COF + 1.25%), with maturity at 2036(1)	89	89,591
3.971%, (1 yr. USD LIBOR + 1.75%), with maturity at 2035(1)	1,099	1,155,592

1

Security	Principal Amount (000’s omitted)	Value
4.081%, (COF + 1.74%), with maturity at 2035(1)	$743	$764,175
4.107%, (COF + 1.25%), with maturity at 2033(1)	424	437,045
4.164%, (COF + 1.81%), with maturity at 2034(1)	426	450,899
4.175%, (1 yr. USD LIBOR + 1.80%), with maturity at 2034(1)	554	577,538
4.247%, (1 yr. CMT + 2.12%), with maturity at 2031(1)	1,039	1,058,858
4.291%, (1 yr. CMT + 2.06%), with maturity at 2033(1)	367	384,060
4.364%, (1 yr. CMT + 2.20%), with maturity at 2039(1)	2,522	2,658,663
4.394%, (1 yr. CMT + 2.13%), with maturity at 2037(1)	1,317	1,385,203
4.405%, (1 yr. CMT + 2.18%), with maturity at 2036(1)	443	462,710
4.413%, (1 yr. CMT + 2.14%), with maturity at 2040(1)	492	515,066
4.50%, with various maturities to 2049	93,135	96,149,537
4.501%, (1 yr. CMT + 2.74%), with maturity at 2019(1)	7	7,400
4.577%, (1 yr. CMT + 2.25%), with maturity at 2033(1)	3,312	3,490,753
4.667%, (COF + 1.49%), with maturity at 2029(1)	559	591,949
4.671%, (1 yr. CMT + 2.45%), with maturity at 2038(1)	781	815,458
4.712%, (COF + 1.87%), with maturity at 2034(1)	522	540,284
4.896%, (COF + 1.79%), with maturity at 2021(1)	15	15,160
5.00%, with various maturities to 2049	269,048	283,366,591
5.18%, (COF + 1.72%), with maturity at 2034(1)	238	252,344
5.398%, (COF + 1.82%), with maturity at 2021(1)	31	32,092
6.00%, with various maturities to 2031	358	388,673
6.323%, (COF + 2.00%), with maturity at 2032(1)	137	145,853
7.00%, with maturity at 2035	2,477	2,817,510
8.00%, with maturity at 2034	430	477,843

		$406,910,959

Government National Mortgage Association:
3.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(1)	$314	$320,388
4.50%, with various maturities to 2049	227,403	235,140,489
4.50%, with maturity at 2049(2)	9,750	10,118,291
5.00%, with various maturities to 2049	318,054	333,165,448
8.25%, with maturity at 2020	3	2,531

		$578,747,147

Total Mortgage Pass-Throughs (identified cost $1,096,123,355)		$1,098,828,750

Collateralized Mortgage Obligations — 57.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 1.71%, (COF + 0.65%), 10/15/22(3)	$12	$12,486
Series 2135, Class JZ, 6.00%, 3/15/29	777	845,768
Series 3382, Class FG, 3.109%, (1 mo. USD LIBOR + 0.60%), 11/15/37(3)	1,506	1,520,055
Series 3866, Class DF, 3.959%, (1 mo. USD LIBOR + 1.45%), 5/15/41(3)	2,325	2,391,047
Series 4102, Class DF, 3.67%, (1 mo. USD LIBOR + 1.15%), 9/15/42(3)	2,171	2,208,902
Series 4114, Class YF, 3.609%, (1 mo. USD LIBOR + 1.10%), 10/15/42(3)	3,209	3,264,820
Series 4159, Class FP, 3.42%, (1 mo. USD LIBOR + 0.90%), 11/15/42(3)	2,005	2,009,034
Series 4177, Class MP, 2.50%, 3/15/43	423	398,540
Series 4180, Class KF, 3.52%, (1 mo. USD LIBOR + 1.00%), 1/15/43(3)	5,620	5,629,888

2

Security	Principal Amount (000’s omitted)	Value
Series 4204, Class AF, 3.52%, (1 mo. USD LIBOR + 1.00%), 5/15/43(3)	$2,855	$2,860,358
Series 4223, Class NF, 3.47%, (1 mo. USD LIBOR + 0.95%), 7/15/43(3)	7,121	7,214,628
Series 4249, Class CF, 3.32%, (1 mo. USD LIBOR + 0.80%), 9/15/43(3)	16,848	17,011,211
Series 4299, Class JG, 2.50%, 7/15/43	4,896	4,813,352
Series 4337, Class YT, 3.50%, 4/15/49	2,323	2,319,758
Series 4385, Class SC, 3.454%, (9.33% - 1 mo. USD LIBOR x 2.33), 9/15/44(4)	110	94,683
Series 4389, Class CA, 3.00%, 9/15/44	6,027	5,940,295
Series 4407, Class LN, 3.449%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(4)	54	50,707
Series 4448, Class AF, 3.52%, (1 mo. USD LIBOR + 1.00%), 5/15/43(3)	12,018	12,100,798
Series 4495, Class JA, 3.50%, 5/15/45	1,745	1,756,901
Series 4584, Class PM, 3.00%, 5/15/46	2,234	2,215,732
Series 4594, Class FM, 3.52%, (1 mo. USD LIBOR + 1.00%), 6/15/46(3)	1,436	1,448,391
Series 4608, Class TV, 3.50%, 1/15/55	2,202	2,182,785
Series 4619, Class KF, 3.27%, (1 mo. USD LIBOR + 0.75%), 6/15/39(3)	1,964	1,953,887
Series 4631, Class KF, 3.52%, (1 mo. USD LIBOR + 1.00%), 10/15/46(3)	1,636	1,647,482
Series 4631, Class NF, 3.52%, (1 mo. USD LIBOR + 1.00%), 11/15/46(3)	12,784	12,879,249
Series 4637, Class QF, 3.52%, (1 mo. USD LIBOR + 1.00%), 4/15/44(3)	12,899	12,920,165
Series 4639, Class KF, 3.82%, (1 mo. USD LIBOR + 1.30%), 12/15/44(3)	10,685	10,845,705
Series 4645, Class CF, 3.52%, (1 mo. USD LIBOR + 1.00%), 3/15/44(3)	9,423	9,494,283
Series 4648, Class WF, 3.52%, (1 mo. USD LIBOR + 1.00%), 1/15/47(3)	404	406,568
Series 4678, Class PC, 3.00%, 1/15/46	7,371	7,377,330
Series 4680, Class YF, 3.52%, (1 mo. USD LIBOR + 1.00%), 12/15/46(3)	2,319	2,325,214
Series 4681, Class JZ, 2.50%, 5/15/47	1,007	961,019
Series 4681, Class MF, 3.52%, (1 mo. USD LIBOR + 1.00%), 5/15/47(3)	537	538,114
Series 4700, Class UF, 3.52%, (1 mo. USD LIBOR + 1.00%), 4/15/47(3)	5,322	5,341,493
Series 4703, Class TZ, 4.00%, 7/15/47	329	326,219
Series 4708, Class F, 2.809%, (1 mo. USD LIBOR + 0.30%), 8/15/47(3)	16,228	16,142,605
Series 4717, Class PF, 3.509%, (1 mo. USD LIBOR + 1.00%), 8/15/47(3)	9,305	9,317,367
Series 4731, Class FQ, 3.52%, (1 mo. USD LIBOR + 1.00%), 11/15/47(3)	2,319	2,324,268
Series 4735, Class F, 3.52%, (1 mo. USD LIBOR + 1.00%), 12/15/47(3)	6,580	6,600,668
Series 4746, Class CZ, 4.00%, 11/15/47	1,755	1,738,572
Series 4749, Class HF, 3.52%, (1 mo. USD LIBOR + 1.00%), 1/15/48(3)	6,388	6,411,167
Series 4751, Class ZC, 4.00%, 11/15/47	1,512	1,504,659
Series 4754, Class FJ, 3.52%, (1 mo. USD LIBOR + 1.00%), 4/15/44(3)	9,132	9,147,589
Series 4754, Class FK, 3.52%, (1 mo. USD LIBOR + 1.00%), 1/15/54(3)	14,300	14,330,291
Series 4767, Class FK, 3.52%, (1 mo. USD LIBOR + 1.00%), 3/15/48(3)	9,927	9,928,496
Series 4767, Class KF, 3.52%, (1 mo. USD LIBOR + 1.00%), 3/15/48(3)	3,240	3,240,707
Series 4768, Class JF, 3.52%, (1 mo. USD LIBOR + 1.00%), 2/15/48(3)	3,405	3,408,409
Series 4774, Class MH, 4.50%, 12/15/42	17,452	18,078,320
Series 4774, Class QD, 4.50%, 1/15/43	8,767	9,081,156
Series 4775, Class KF, 3.52%, (1 mo. USD LIBOR + 1.00%), 2/15/48(3)	5,029	5,030,348
Series 4776, Class C, 4.50%, 3/15/43	17,164	17,784,535
Series 4777, Class KF, 3.52%, (1 mo. USD LIBOR + 1.00%), 4/15/48(3)	6,911	6,905,172
Series 4795, Class FK, 3.52%, (1 mo. USD LIBOR + 1.00%), 4/15/48(3)	6,148	6,175,119
Series 4795, Class NF, 3.52%, (1 mo. USD LIBOR + 1.00%), 6/15/48(3)	30,380	30,357,162
Series 4808, Class FA, 3.509%, (1 mo. USD LIBOR + 1.00%), 6/15/48(3)	4,805	4,807,713
Series 4814, Class KC, 4.50%, 5/15/43	23,108	24,015,932
Series 4815, Class DF, 3.52%, (1 mo. USD LIBOR + 1.00%), 8/15/48(3)	14,180	14,192,912
Series 4818, Class BF, 3.509%, (1 mo. USD LIBOR + 1.00%), 8/15/48(3)	12,135	12,157,181
Series 4820, Class EF, 2.809%, (1 mo. USD LIBOR + 0.30%), 3/15/48(3)	51,982	51,766,035
Series 4840, Class GF, 3.52%, (1 mo. USD LIBOR + 1.00%), 11/15/48(3)	6,449	6,485,649
Series 4845, Class EA, 4.50%, 6/15/43	59,399	61,670,647
Series 4846, Class EA, 4.50%, 8/15/43	46,907	48,676,449

3

Security	Principal Amount (000’s omitted)	Value
Series 4850, Class CA, 4.50%, 6/15/43	$49,312	$51,237,456
Series 4858, Class LA, 4.50%, 8/15/43	78,796	82,264,773
Series 4859, Class GA, 4.50%, 10/15/43	25,000	25,708,725
Interest Only:(5)
Series 354, Class C11, 3.50%, 7/15/46	34,600	5,937,331
Series 354, Class C15, 3.50%, 11/15/46	36,055	6,592,798
Series 362, Class C11, 4.00%, 12/15/47	20,680	3,986,315
Series 362, Class C12, 4.00%, 12/15/47	25,556	5,373,302
Series 3030, Class SL, 3.591%, (6.10% - 1 mo. USD LIBOR), 9/15/35(4)	2,537	393,292
Series 3114, Class TS, 4.141%, (6.65% - 1 mo. USD LIBOR), 9/15/30(4)	5,759	652,260
Series 3339, Class JI, 4.081%, (6.59% - 1 mo. USD LIBOR), 7/15/37(4)	2,071	333,793
Series 3872, Class NI, 5.50%, 12/15/21	1,391	58,423
Series 4088, Class EI, 3.50%, 9/15/41	3,552	529,179
Series 4094, Class CS, 3.491%, (6.00% - 1 mo. USD LIBOR), 8/15/42(4)	3,921	675,174
Series 4109, Class SA, 3.691%, (6.20% - 1 mo. USD LIBOR), 9/15/32(4)	2,960	462,165
Series 4212, Class SA, 3.691%, (6.20% - 1 mo. USD LIBOR), 7/15/38(4)	5,418	263,742
Series 4452, Class SP, 3.691%, (6.20% - 1 mo. USD LIBOR), 10/15/43(4)	4,424	598,142
Series 4497, Class CS, 3.691%, (6.20% - 1 mo. USD LIBOR), 9/15/44(4)	3,246	613,941
Series 4507, Class EI, 4.00%, 8/15/44	10,470	1,875,388
Series 4507, Class MI, 3.50%, 8/15/44	4,308	727,873
Series 4520, Class PI, 4.00%, 8/15/45	20,919	2,920,891
Series 4549, Class DS, 3.391%, (5.90% - 1 mo. USD LIBOR), 8/15/45(4)	8,461	1,601,803
Series 4601, Class IN, 3.50%, 7/15/46	68,431	13,062,248
Series 4625, Class BI, 3.50%, 6/15/46	12,647	2,199,519
Series 4637, Class IP, 3.50%, 4/15/44	3,097	466,127
Series 4653, Class PI, 3.50%, 7/15/44	3,477	458,796
Series 4672, Class LI, 3.50%, 1/15/43	3,679	457,739
Series 4676, Class DI, 4.00%, 7/15/44	6,058	848,930
Series 4700, Class WI, 3.50%, 1/15/44	14,180	1,708,321
Series 4749, Class IL, 4.00%, 12/15/47	5,430	1,180,500
Series 4768, Class IO, 4.00%, 3/15/48	6,471	1,412,983
Series 4768, Class KI, 4.00%, 11/15/47	10,697	2,289,548
Series 4772, Class PI, 4.00%, 1/15/48	6,697	1,506,995
Series 4791, Class JI, 4.00%, 5/15/48	14,248	2,980,245
Series 4791, Class SA, 3.691%, (6.20% - 1 mo. USD LIBOR), 5/15/48(4)	42,200	6,677,516
Series 4796, Class AS, 3.691%, (6.20% - 1 mo. USD LIBOR), 5/15/48(4)	26,725	4,298,887
Series 4808, Class IB, 4.00%, 5/15/48	28,352	5,740,627
Series 4820, Class ES, 3.691%, (6.20% - 1 mo. USD LIBOR), 3/15/48(4)	27,226	3,904,433
Principal Only:(6)
Series 213, Class PO, 0.00%, 6/1/31	2,660	2,368,245
Series 239, Class PO, 0.00%, 8/15/36	1,313	1,128,592
Series 246, Class PO, 0.00%, 5/15/37	2,943	2,703,993
Series 3072, Class WO, 0.00%, 11/15/35	1,187	1,026,896
Series 3342, Class KO, 0.00%, 7/15/37	372	334,535
Series 3476, Class PO, 0.00%, 7/15/38	657	571,549
Series 3862, Class PO, 0.00%, 5/15/41	1,163	999,210

		$797,719,195

Federal National Mortgage Association:
Series G93-17, Class FA, 3.51%, (1 mo. USD LIBOR + 1.00%), 4/25/23(3)	$32	$32,582
Series G93-36, Class ZQ, 6.50%, 12/25/23	167	175,640
Series G97-4, Class FA, 3.308%, (1 mo. USD LIBOR + 0.80%), 6/17/27(3)	203	205,119
Series 1993-203, Class PL, 6.50%, 10/25/23	162	171,845

4

Security	Principal Amount (000’s omitted)	Value
Series 1994-14, Class F, 2.66%, (COF + 1.60%), 10/25/23(3)	$150	$151,667
Series 2001-4, Class GA, 9.188%, 4/17/25(7)	8	8,186
Series 2009-48, Class WA, 5.838%, 7/25/39(7)	617	660,978
Series 2009-62, Class WA, 5.571%, 8/25/39(7)	1,005	1,070,997
Series 2010-112, Class DZ, 4.00%, 10/25/40	1,118	1,171,836
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(4)	368	397,668
Series 2012-14, Class MH, 2.00%, 12/25/40	326	319,335
Series 2012-35, Class GE, 3.00%, 5/25/40	4,975	4,957,964
Series 2012-51, Class FD, 3.09%, (1 mo. USD LIBOR + 0.58%), 5/25/42(3)	37,593	38,010,846
Series 2012-134, Class ZT, 2.00%, 12/25/42	2,645	2,242,579
Series 2013-19, Class HF, 3.51%, (1 mo. USD LIBOR + 1.00%), 3/25/43(3)	2,635	2,643,650
Series 2013-52, Class GA, 1.00%, 6/25/43	3,231	3,083,179
Series 2013-52, Class MD, 1.25%, 6/25/43	2,879	2,623,548
Series 2013-67, Class NF, 3.51%, (1 mo. USD LIBOR + 1.00%), 7/25/43(3)	1,856	1,862,085
Series 2013-119, Class PD, 2.50%, 1/25/43	423	414,808
Series 2014-1, Class HF, 4.02%, (1 mo. USD LIBOR + 1.50%), 6/25/43(3)	2,000	2,022,908
Series 2014-5, Class LB, 2.50%, 7/25/43	1,285	1,249,264
Series 2015-4, Class BF, 2.91%, (1 mo. USD LIBOR + 0.40%), 2/25/45(3)	13,165	13,169,367
Series 2015-74, Class SL, 0.875%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(4)	1,883	1,150,789
Series 2015-93, Class KF, 3.52%, (1 mo. USD LIBOR + 1.00%), 1/25/46(3)	703	709,259
Series 2016-20, Class ZA, 2.50%, 12/25/41	1,731	1,570,350
Series 2016-22, Class ZE, 3.00%, 6/25/44	3,391	3,077,189
Series 2016-49, Class VF, 3.52%, (1 mo. USD LIBOR + 1.00%), 8/25/46(3)	2,059	2,074,635
Series 2016-55, Class KF, 3.52%, (1 mo. USD LIBOR + 1.00%), 8/25/46(3)	2,083	2,097,475
Series 2016-89, Class ZH, 3.00%, 12/25/46	757	726,138
Series 2017-13, Class KF, 3.52%, (1 mo. USD LIBOR + 1.00%), 2/25/47(3)	950	957,383
Series 2017-15, Class LE, 3.00%, 6/25/46	3,864	3,849,907
Series 2017-20, Class KB, 3.00%, 4/25/47	928	932,005
Series 2017-26, Class NF, 3.52%, (1 mo. USD LIBOR + 1.00%), 4/25/47(3)	15,559	15,677,421
Series 2017-39, Class JZ, 3.00%, 5/25/47	1,053	1,002,125
Series 2017-49, Class PF, 3.52%, (1 mo. USD LIBOR + 1.00%), 7/25/47(3)	1,928	1,924,798
Series 2017-50, Class CZ, 3.00%, 7/25/53	838	836,437
Series 2017-56, Class KF, 3.52%, (1 mo. USD LIBOR + 1.00%), 7/25/47(3)	6,972	7,009,738
Series 2017-57, Class FA, 2.91%, (1 mo. USD LIBOR + 0.40%), 8/25/57(3)	10,857	10,859,980
Series 2017-60, Class NF, 3.52%, (1 mo. USD LIBOR + 1.00%), 8/25/47(3)	3,778	3,779,708
Series 2017-66, Class ZJ, 3.00%, 9/25/57	3,194	2,930,120
Series 2017-76, Class Z, 3.00%, 10/25/57	3,102	2,934,443
Series 2017-96, Class FM, 3.52%, (1 mo. USD LIBOR + 1.00%), 12/25/57(3)	3,105	3,111,440
Series 2017-96, Class Z, 3.00%, 12/25/57	963	926,123
Series 2017-99, Class FY, 3.52%, (1 mo. USD LIBOR + 1.00%), 12/25/47(3)	5,294	5,284,183
Series 2017-105, Class BF, 3.42%, (1 mo. USD LIBOR + 0.90%), 1/25/48(3)	3,752	3,748,369
Series 2017-106, Class HF, 3.52%, (1 mo. USD LIBOR + 1.00%), 1/25/48(3)	3,798	3,802,817
Series 2017-109, Class LF, 3.47%, (1 mo. USD LIBOR + 0.95%), 1/25/48(3)	1,016	1,013,094
Series 2018-4, Class FM, 2.81%, (1 mo. USD LIBOR + 0.30%), 2/25/48(3)	29,832	29,632,869
Series 2018-11, Class CF, 3.51%, (1 mo. USD LIBOR + 1.00%), 2/25/48(3)	3,482	3,498,453
Series 2018-13, Class KF, 3.52%, (1 mo. USD LIBOR + 1.00%), 3/25/48(3)	3,801	3,793,963
Series 2018-13, Class NF, 3.52%, (1 mo. USD LIBOR + 1.00%), 12/25/57(3)	5,574	5,584,968
Series 2018-14, Class TF, 3.52%, (1 mo. USD LIBOR + 1.00%), 3/25/48(3)	6,105	6,097,004
Series 2018-19, Class NF, 3.52%, (1 mo. USD LIBOR + 1.00%), 4/25/58(3)	6,247	6,251,467
Series 2018-39, Class EF, 2.81%, (1 mo. USD LIBOR + 0.30%), 6/25/48(3)	13,860	13,803,630
Series 2018-47, Class JF, 3.52%, (1 mo. USD LIBOR + 1.00%), 7/25/48(3)	5,227	5,228,101
Series 2018-52, Class F, 3.51%, (1 mo. USD LIBOR + 1.00%), 7/25/48(3)	13,264	13,276,733
Series 2018-57, Class FK, 3.52%, (1 mo. USD LIBOR + 1.00%), 8/25/48(3)	8,804	8,798,562

5

Security	Principal Amount (000’s omitted)	Value
Series 2018-57, Class FL, 2.81%, (1 mo. USD LIBOR + 0.30%), 8/25/48(3)	$14,593	$14,512,739
Series 2018-57, Class HF, 3.52%, (1 mo. USD LIBOR + 1.00%), 8/25/48(3)	2,780	2,778,614
Series 2018-59, Class KF, 3.51%, (1 mo. USD LIBOR + 1.00%), 8/25/48(3)	15,479	15,506,624
Series 2018-64, Class FL, 3.52%, (1 mo. USD LIBOR + 1.00%), 4/25/48(3)	2,192	2,198,212
Series 2018-67, Class FL, 3.52%, (1 mo. USD LIBOR + 1.00%), 9/25/48(3)	3,519	3,534,435
Series 2018-87, Class BF, 3.52%, (1 mo. USD LIBOR + 1.00%), 4/25/48(3)	2,333	2,350,389
Series 2019-1, Class FA, 3.11%, (1 mo. USD LIBOR + 0.60%), 2/25/49(3)	57,220	57,003,324
Series 2019-9, Class LF, 3.06%, (1 mo. USD LIBOR + 0.55%), 3/25/49(3)	63,250	63,329,632
Interest Only:(5)
Series 296, Class 2, 8.00%, 4/25/24	379	41,359
Series 402, Class 2, 4.00%, 5/25/39	6,173	1,059,485
Series 424, Class C8, 3.50%, 2/25/48	18,904	3,645,591
Series 2004-60, Class SW, 4.54%, (7.05% - 1 mo. USD LIBOR), 4/25/34(4)	3,029	399,479
Series 2005-68, Class XI, 6.00%, 8/25/35	2,726	733,365
Series 2006-65, Class PS, 4.71%, (7.22% - 1 mo. USD LIBOR), 7/25/36(4)	1,759	328,244
Series 2007-99, Class SD, 3.89%, (6.40% - 1 mo. USD LIBOR), 10/25/37(4)	2,851	438,157
Series 2007-102, Class ST, 3.93%, (6.44% - 1 mo. USD LIBOR), 11/25/37(4)	1,367	212,277
Series 2010-135, Class SD, 3.49%, (6.00% - 1 mo. USD LIBOR), 6/25/39(4)	2,144	118,563
Series 2011-13, Class AI, 4.50%, 7/25/21	413	10,726
Series 2011-59, Class IW, 6.00%, 7/25/41	1,976	468,780
Series 2011-82, Class AI, 5.50%, 8/25/26	602	22,093
Series 2011-101, Class IC, 3.50%, 10/25/26	5,419	441,452
Series 2012-103, Class GS, 3.59%, (6.10% - 1 mo. USD LIBOR), 2/25/40(4)	5,104	332,545
Series 2012-112, Class SB, 3.64%, (6.15% - 1 mo. USD LIBOR), 9/25/40(4)	6,669	884,218
Series 2012-73, Class MS, 3.54%, (6.05% - 1 mo. USD LIBOR), 5/25/39(4)	2,355	137,611
Series 2012-86, Class CS, 3.59%, (6.10% - 1 mo. USD LIBOR), 4/25/39(4)	2,108	136,740
Series 2012-94, Class SL, 4.19%, (6.70% - 1 mo. USD LIBOR), 5/25/38(4)	6,895	782,425
Series 2012-147, Class SA, 3.59%, (6.10% - 1 mo. USD LIBOR), 1/25/43(4)	2,615	459,959
Series 2013-127, Class BI, 3.50%, 5/25/39	2,891	220,579
Series 2013-127, Class LI, 3.50%, 5/25/39	2,875	219,327
Series 2014-41, Class SA, 3.54%, (6.05% - 1 mo. USD LIBOR), 7/25/44(4)	4,162	905,973
Series 2014-55, Class IL, 3.50%, 9/25/44	3,702	622,611
Series 2014-55, Class IN, 3.50%, 7/25/44	3,167	514,831
Series 2014-89, Class IO, 3.50%, 1/25/45	5,012	932,289
Series 2015-22, Class GI, 3.50%, 4/25/45	2,687	437,955
Series 2015-31, Class SG, 3.59%, (6.10% - 1 mo. USD LIBOR), 5/25/45(4)	4,538	940,330
Series 2015-36, Class IL, 3.00%, 6/25/45	4,098	639,564
Series 2015-61, Class QI, 3.50%, 5/25/43	5,433	747,845
Series 2016-1, Class SJ, 3.64%, (6.15% - 1 mo. USD LIBOR), 2/25/46(4)	6,072	1,003,696
Series 2016-61, Class DI, 3.00%, 4/25/46	4,739	573,912
Series 2018-21, Class IO, 3.00%, 4/25/48	24,197	4,346,883
Series 2018-42, Class IA, 3.50%, 6/25/47	24,886	3,553,123
Principal Only:(6)
Series 379, Class 1, 0.00%, 5/25/37	2,920	2,561,431
Series 380, Class 1, 0.00%, 7/25/37	632	547,611
Series 2007-17, Class PO, 0.00%, 3/25/37	499	434,667
Series 2009-82, Class PO, 0.00%, 10/25/39	1,230	1,061,246
Series 2012-5, Class PO, 0.00%, 12/25/39	838	735,037
Series 2012-61, Class PO, 0.00%, 8/25/37	3,491	3,016,043
Series 2014-17, Class PO, 0.00%, 4/25/44	2,839	2,282,462

		$452,762,180

6

Security	Principal Amount (000’s omitted)	Value
Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$1,022	$878,671
Series 2012-77, Class MT, 2.90%, (1 mo. USD LIBOR + 0.39%), 5/16/41(3)	958	929,851
Series 2014-H20, Class MF, 2.997%, (1 mo. USD LIBOR + 0.65%), 10/20/64(3)	11,112	11,173,856
Series 2015-62, Class PQ, 3.00%, 5/20/45	1,616	1,616,697
Series 2015-144, Class KB, 3.00%, 8/20/44	504	477,041
Series 2015-H03, Class FD, 2.987%, (1 mo. USD LIBOR + 0.64%), 1/20/65(3)	30,653	30,913,958
Series 2015-H05, Class FB, 2.987%, (1 mo. USD LIBOR + 0.64%), 2/20/65(3)	28,519	28,676,406
Series 2016-129, Class ZC, 2.00%, 6/20/45	480	458,497
Series 2016-168, Class JF, 3.52%, (1 mo. USD LIBOR + 1.00%), 11/20/46(3)	9,947	9,989,627
Series 2017-5, Class ZA, 2.50%, 1/20/47	1,642	1,600,439
Series 2017-6, Class JF, 3.52%, (1 mo. USD LIBOR + 1.00%), 1/20/47(3)	826	825,102
Series 2017-115, Class ZA, 3.00%, 7/20/47	2,258	2,129,155
Series 2017-121, Class DF, 3.003%, (1 mo. USD LIBOR + 0.50%), 8/20/47(3)	16,022	16,010,772
Series 2017-137, Class AF, 3.003%, (1 mo. USD LIBOR + 0.50%), 9/20/47(3)	7,683	7,701,840
Series 2017-147, Class HF, 3.503%, (1 mo. USD LIBOR + 1.00%), 9/20/47(3)	10,539	10,545,547
Series 2017-176, Class DF, 3.52%, (1 mo. USD LIBOR + 1.00%), 11/20/47(3)	1,363	1,362,092
Series 2017-186, Class WF, 3.52%, (1 mo. USD LIBOR + 1.00%), 11/20/47(3)	8,349	8,339,684
Series 2018-63, Class CF, 3.52%, (1 mo. USD LIBOR + 1.00%), 4/20/48(3)	5,708	5,712,182
Series 2018-67, Class KF, 3.52%, (1 mo. USD LIBOR + 1.00%), 3/20/48(3)	1,387	1,402,519
Series 2018-76, Class LF, 3.52%, (1 mo. USD LIBOR + 1.00%), 5/20/48(3)	1,211	1,210,880
Series 2018-107, Class KF, 3.52%, (1 mo. USD LIBOR + 1.00%), 8/20/48(3)	3,676	3,673,143
Series 2018-125, Class FM, 3.52%, (1 mo. USD LIBOR + 1.00%), 8/20/48(3)	6,436	6,480,534
Series 2018-125, Class LF, 3.52%, (1 mo. USD LIBOR + 1.00%), 7/20/48(3)	4,958	4,993,460
Series 2018-127, Class UF, 3.52%, (1 mo. USD LIBOR + 1.00%), 9/20/48(3)	4,375	4,369,559
Series 2018-168, Class FW, 3.52%, (1 mo. USD LIBOR + 1.00%), 10/20/48(3)	2,050	2,058,054
Series 2018-H16, Class FA, 2.767%, (1 mo. USD LIBOR + 0.42%), 9/20/68(3)	122,386	121,894,638
Series 2018-H18, Class FA, 2.847%, (1 mo. USD LIBOR + 0.50%), 9/20/68(3)	100,578	100,622,469
Series 2018-H18, Class FG, 2.947%, (1 mo. USD LIBOR + 0.60%), 10/20/68(3)	64,794	65,241,746
Series 2018-H20, Class FA, 2.947%, (1 mo. USD LIBOR + 0.60%), 12/20/68(3)	100,183	100,423,960
Series 2018-H20, Class FB, 2.847%, (1 mo. USD LIBOR + 0.50%), 6/20/68(3)	80,890	80,912,654
Series 2018-H20, Class FD, 2.847%, (1 mo. USD LIBOR + 0.50%), 12/20/68(3)	54,182	54,197,891
Series 2018-H20, Class FE, 2.847%, (1 mo. USD LIBOR + 0.50%), 11/20/68(3)	38,544	38,554,703
Series 2019-H02, Class FE, 3.05%, (1 mo. USD LIBOR + 0.55%), 1/20/69(3)	35,552	35,552,172
Interest Only:(5)
Series 2011-48, Class SD, 4.167%, (6.67% - 1 mo. USD LIBOR), 10/20/36(4)	1,184	36,190
Series 2014-98, Class IM, 0.524%, 1/20/43(7)	19,708	777,920
Series 2015-116, Class AS, 3.197%, (5.70% - 1 mo. USD LIBOR), 8/20/45(4)	2,408	256,026
Series 2015-151, Class KI, 0.606%, 11/20/42(7)	27,298	773,664
Series 2017-104, Class SD, 3.697%, (6.20% - 1 mo. USD LIBOR), 7/20/47(4)	8,135	1,379,130
Series 2017-121, Class DS, 1.997%, (4.50% - 1 mo. USD LIBOR), 8/20/47(4)	13,034	864,127
Series 2018-105, Class SE, 3.697%, (6.20% - 1 mo. USD LIBOR), 8/20/48(4)	2,452	405,636
Series 2018-112, Class SA, 3.697%, (6.20% - 1 mo. USD LIBOR), 8/20/48(4)	96,051	12,406,925
Series 2018-125, Class SQ, 3.697%, (6.20% - 1 mo. USD LIBOR), 9/20/48(4)	10,559	1,812,236
Principal Only:(6)
Series 2009-117, Class PO, 0.00%, 12/16/39	1,989	1,660,749
Series 2010-88, Class OA, 0.00%, 7/20/40	1,512	1,260,721
Series 2015-24, Class KO, 0.00%, 6/20/35	2,039	1,804,558

		$784,367,681

Total Collateralized Mortgage Obligations (identified cost $2,047,190,855)		$2,034,849,056

7

Small Business Administration Loans — 10.0%

Description	Principal Amount (000’s omitted)	Value
(USD Prime - 2.375%), 2/25/29(10)	$100,000	$100,061,000
(USD Prime - 2.25%), 2/25/44(10)	100,000	100,462,000
(USD Prime - 0.675%), 2/25/44(10)	41,629	44,442,214
3.25%, (USD Prime - 2.25%), 1/25/44(3)	4,989	5,018,231
3.30%, (USD Prime - 2.20%), 4/25/44(3)	35,076	35,395,564
4.50%, (USD Prime - 1.00%), 4/25/44(3)	43,333	45,738,271
Interest Only:(8)
1.909%, 7/15/42	5,539	440,246
2.159%, 9/15/41 to 8/15/42	8,160	682,732
2.222%, 11/1/32 to 5/16/43(9)	156,938	10,004,504
2.402%, 2/21/33 to 4/1/43(9)	38,470	3,484,397
2.409%, 6/15/42 to 7/15/42	12,133	1,158,674
2.482%, 9/15/41	2,635	232,672
2.659%, 6/15/42 to 7/15/42	8,660	909,546
2.851%, 3/21/23 to 12/13/42(9)	55,019	4,180,839
3.133%, 1/21/24 to 7/28/42(9)	31,027	2,397,904
3.454%, 3/10/26 to 3/23/42(9)	1,238	131,825

Total Small Business Administration Loans (identified cost $354,316,418)		$354,740,619

Short-Term Investments — 15.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(11)	534,252,650	$534,252,650

Total Short-Term Investments (identified cost $534,221,287)		$534,252,650

Total Investments — 113.4% (identified cost $4,031,851,915)		$4,022,671,075

Other Assets, Less Liabilities — (13.4)%		$(476,591,558)

Net Assets — 100.0%		$3,546,079,517

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2019.

(2)	When-issued security.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2019.

(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2019.

8

(5)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(6)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2019.

(8)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(9)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2019 of all interest only securities comprising the certificate.

(10)	When-issued, variable rate security whose interest rate will be determined after January 31, 2019.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $2,722,821.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
CME 90-Day Eurodollar	3,702	Long	2/18/19	$900,812,288	$1,270,341
CME 90-Day Eurodollar	3,702	Short	3/16/20	(902,131,125)	(2,108,653)
CME 90-Day Eurodollar	600	Short	6/15/20	(146,295,000)	(676,785)
U.S. 5-Year Treasury Note	765	Short	3/29/19	(87,867,422)	(1,447,169)
U.S. 10-Year Treasury Note	608	Short	3/20/19	(74,461,000)	(1,872,886)

					$(4,835,152)

Abbreviations:

CME	-	Chicago Mercantile Exchange

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

USD	-	United States Dollar

At January 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts to enhance total return, to change the overall duration of its portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

At January 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $1,270,341 and $6,105,493, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

9

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$1,098,828,750	$—	$1,098,828,750
Collateralized Mortgage Obligations	—	2,034,849,056	—	2,034,849,056
Small Business Administration Loans	—	354,740,619	—	354,740,619
Short-Term Investments	—	534,252,650	—	534,252,650
Total Investments	$—	$4,022,671,075	$—	$4,022,671,075
Futures Contracts	$1,270,341	$—	$—	$1,270,341
Total	$1,270,341	$4,022,671,075	$—	$4,023,941,416

Liability Description
Futures Contracts	$(6,105,493)	$—	$—	$(6,105,493)
Total	$(6,105,493)	$—	$—	$(6,105,493)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Eaton Vance

Short Duration High Income Fund

January 31, 2019 (Unaudited)

Eaton Vance Short Duration High Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Short Duration High Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2019, the value of the Fund’s investment in the Portfolio was $48,308,539 and the Fund owned 88.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Short Duration High Income Portfolio

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 82.6%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 3.3%
Bombardier, Inc., 6.125%, 1/15/23(1)	$500	$482,820
Bombardier, Inc., 7.75%, 3/15/20(1)	300	310,125
TransDigm, Inc., 5.50%, 10/15/20	500	500,937
TransDigm, Inc., 6.00%, 7/15/22	500	505,000

		$1,798,882

Air Transportation — 2.5%
Air Canada, 7.75%, 4/15/21(1)	$500	$535,625
American Airlines Group, Inc., 5.50%, 10/1/19(1)	500	505,625
United Continental Holdings, Inc., 4.25%, 10/1/22	65	64,269
United Continental Holdings, Inc., 6.00%, 12/1/20	250	257,812

		$1,363,331

Automotive & Auto Parts — 3.5%
Fiat Chrysler Automobiles N.V., 4.50%, 4/15/20	$500	$503,750
Ford Motor Credit Co., LLC, 5.875%, 8/2/21	250	256,253
IHO Verwaltungs GmbH, 4.125%, (4.125% Cash or 4.875% PIK), 9/15/21(1)(2)	750	736,875
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	420	418,776

		$1,915,654

Banks & Thrifts — 1.9%
Ally Financial, Inc., 4.25%, 4/15/21	$500	$505,000
CIT Group, Inc., 5.00%, 8/15/22	500	513,750

		$1,018,750

Broadcasting — 3.2%
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	$500	$498,750
Netflix, Inc., 5.50%, 2/15/22	500	520,900
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	750	742,500

		$1,762,150

Building Materials — 1.0%
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	$63	$60,323
WESCO Distribution, Inc., 5.375%, 12/15/21	500	505,625

		$565,948

Cable/Satellite TV — 2.1%
Altice Luxembourg SA, 7.75%, 5/15/22(1)	$360	$350,550
Cablevision Systems Corp., 8.00%, 4/15/20	500	521,250
DISH DBS Corp., 5.125%, 5/1/20	250	251,250

		$1,123,050

Chemicals — 0.9%
W.R. Grace & Co., 5.125%, 10/1/21(1)	$500	$516,250

		$516,250

1

Security	Principal Amount (000’s omitted)	Value
Consumer Products — 0.6%
Mattel, Inc., 2.35%, 8/15/21	$375	$349,688

		$349,688

Containers — 1.3%
Ball Corp., 4.375%, 12/15/20	$455	$462,394
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)	250	250,775

		$713,169

Diversified Financial Services — 5.5%
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	$250	$252,500
Avolon Holdings Funding, Ltd., 5.125%, 10/1/23(1)	250	254,425
DAE Funding, LLC, 5.25%, 11/15/21(1)	705	712,050
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	750	771,562
Navient Corp., 6.50%, 6/15/22	500	512,025
Navient Corp., 8.00%, 3/25/20	250	260,938
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	215	219,096

		$2,982,596

Diversified Media — 0.9%
Nielsen Finance, LLC/Nielsen Finance Co., 5.00%, 4/15/22(1)	$500	$501,750

		$501,750

Energy — 9.7%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	$545	$550,233
Antero Resources Corp., 5.375%, 11/1/21	750	756,600
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 4/1/22(1)	235	252,331
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	170	139,825
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	23	23,173
Denbury Resources, Inc., 9.00%, 5/15/21(1)	10	9,950
Energy Transfer, L.P., 7.50%, 10/15/20	500	531,875
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	750	673,125
Gulfport Energy Corp., 6.625%, 5/1/23	150	149,344
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	25	25,333
Precision Drilling Corp., 6.50%, 12/15/21	7	7,217
Resolute Energy Corp., 8.50%, 5/1/20	500	501,875
Sable Permian Resources Land, LLC/AEPB Finance Corp., 7.125%, 11/1/20(1)	250	85,000
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23	65	64,187
Tervita Escrow Corp., 7.625%, 12/1/21(1)	1,076	1,062,550
Transocean, Inc., 8.375%, 12/15/21	100	105,000
Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	71	71,584
Whiting Petroleum Corp., 5.75%, 3/15/21	300	301,500

		$5,310,702

Environmental — 0.9%
Clean Harbors, Inc., 5.125%, 6/1/21	$465	$462,675

		$462,675

Food & Drug Retail — 2.1%
Safeway, Inc., 3.95%, 8/15/20	$422	$415,670
Safeway, Inc., 4.75%, 12/1/21	759	717,255

		$1,132,925

2

Security	Principal Amount (000’s omitted)	Value
Gaming — 6.4%
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	$30	$30,254
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	620	641,700
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	250	270,000
MGM Resorts International, 6.75%, 10/1/20	750	784,733
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	210	210,000
Scientific Games International, Inc., 6.625%, 5/15/21	230	228,850
Studio City Co., Ltd., 7.25%, 11/30/21(1)	750	776,120
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	530	575,050

		$3,516,707

Health Care — 6.4%
Bausch Health Cos., Inc., 5.625%, 12/1/21(1)	$35	$35,066
Bausch Health Cos., Inc., 6.50%, 3/15/22(1)	500	518,125
Centene Corp., 4.75%, 5/15/22	500	510,775
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(2)	335	335,837
HCA, Inc., 5.875%, 3/15/22	500	530,630
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	385	417,725
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(1)(2)	25	24,094
Tenet Healthcare Corp., 6.00%, 10/1/20	600	621,930
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	50	52,013
Teva Pharmaceutical Finance Co., B.V., 3.65%, 11/10/21	500	483,260

		$3,529,455

Homebuilders/Real Estate — 2.3%
Realogy Group, LLC/Realogy Co-Issuer Corp., 5.25%, 12/1/21(1)	$500	$500,435
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.25%, 4/15/21(1)	250	251,250
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	500	501,250

		$1,252,935

Hotels — 0.6%
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	$338	$340,958

		$340,958

Leisure — 0.7%
NCL Corp., Ltd., 4.75%, 12/15/21(1)	$400	$403,500

		$403,500

Metals/Mining — 2.0%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$500	$480,000
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	550	549,656
New Gold, Inc., 6.25%, 11/15/22(1)	86	79,765

		$1,109,421

Railroad — 0.6%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	$300	$302,280

		$302,280

Restaurants — 3.2%
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International, LLC, 5.875%, 5/15/21(1)	$997	$1,011,646
Yum! Brands, Inc., 3.875%, 11/1/20	750	748,125

		$1,759,771

3

Security	Principal Amount (000’s omitted)	Value
Retail — 1.9%
Murphy Oil USA, Inc., 6.00%, 8/15/23	$150	$152,812
Party City Holdings, Inc., 6.125%, 8/15/23(1)	375	380,625
Penske Automotive Group, Inc., 3.75%, 8/15/20	500	499,375

		$1,032,812

Services — 2.8%
Algeco Global Finance PLC, 8.00%, 2/15/23(1)	$200	$195,500
Laureate Education, Inc., 8.25%, 5/1/25(1)	549	598,410
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	217	230,020
United Rentals North America, Inc., 4.625%, 7/15/23	500	507,650

		$1,531,580

Steel — 0.5%
Allegheny Technologies, Inc., 5.95%, 1/15/21	$285	$290,278

		$290,278

Technology — 6.8%
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	$25	$25,443
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	1,000	1,018,722
EIG Investors Corp., 10.875%, 2/1/24	825	872,437
EMC Corp., 2.65%, 6/1/20	500	492,285
Infor (US), Inc., 5.75%, 8/15/20(1)	133	135,135
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% Cash or 7.875% PIK), 5/1/21(1)(2)	395	399,444
Nokia Oyj, 3.375%, 6/12/22	250	246,563
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	500	503,095
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	50	36,750

		$3,729,874

Telecommunications — 6.0%
Digicel, Ltd., 6.00%, 4/15/21(1)	$650	$603,200
Hughes Satellite Systems Corp., 6.50%, 6/15/19	225	227,757
Hughes Satellite Systems Corp., 7.625%, 6/15/21	250	265,625
Level 3 Financing, Inc., 5.375%, 8/15/22	500	505,150
Qwest Corp., 6.75%, 12/1/21	500	535,635
SBA Communications Corp., 4.00%, 10/1/22	75	74,438
Sprint Communications, Inc., 7.00%, 8/15/20	375	390,000
Sprint Corp., 7.25%, 9/15/21	625	657,881

		$3,259,686

Utilities — 3.0%
AES Corp. (The), 4.00%, 3/15/21	$570	$570,000
AES Corp. (The), 4.875%, 5/15/23	500	506,250
Calpine Corp., 6.00%, 1/15/22(1)	125	126,406
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	350	343,875
Vistra Energy Corp., 5.875%, 6/1/23	100	102,750

		$1,649,281

Total Corporate Bonds & Notes (identified cost $45,600,339)		$45,226,058

4

Senior Floating-Rate Loans — 15.8%(3)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace — 0.2%
TransDigm, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing 5/30/25	$56	$55,057
TransDigm, Inc., Term Loan, Maturing 6/9/23(4)	37	36,250

		$91,307

Automotive & Auto Parts — 0.3%
Navistar International Corporation, Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$141	$139,107

		$139,107

Containers — 2.3%
Berry Global, Inc., Term Loan, Maturing 1/6/21(4)	$500	$498,125
BWAY Holding Company, Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing 4/3/24	44	42,205
Reynolds Group Holdings, Inc., Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing 2/5/23	748	739,000

		$1,279,330

Food/Beverage/Tobacco — 1.3%
HLF Financing S.a.r.l., Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing 8/18/25	$130	$129,189
US Foods, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing 6/27/23	598	589,937

		$719,126

Gaming — 3.0%
CCM Merger, Inc., Term Loan, Maturing 8/8/21(4)	$500	$497,291
GLP Financing, LLC, Term Loan, 4.02%, (1 mo. USD LIBOR + 1.50%), Maturing 4/28/21	636	626,755
Stars Group Holdings B.V. (The), Term Loan, Maturing 7/10/25(4)	500	496,375

		$1,620,421

Health Care — 0.9%
Acadia Healthcare Company, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing 2/16/23	$31	$30,496
Bausch Health Companies, Inc., Term Loan, Maturing 11/27/25(4)	250	246,750
Kinetic Concepts, Inc., Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing 2/2/24	12	11,944
Press Ganey Holdings, Inc., Term Loan, Maturing 10/23/23(4)	176	173,360
Press Ganey Holdings, Inc., Term Loan - Second Lien, Maturing 10/21/24(4)	39	38,951

		$501,501

Insurance — 0.2%
Sedgwick Claims Management Services, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing 12/31/25	$135	$131,962

		$131,962

Services — 1.1%
AlixPartners, LLP, Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing 4/4/24	$491	$486,338
Applied Systems, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing 9/19/24	78	76,369
Direct ChassisLink, Inc., Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing 6/15/23	70	68,600

		$631,307

5

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Technology — 4.2%
EIG Investors Corp., Term Loan, 6.44%, (USD LIBOR + 3.75%), Maturing 2/9/23(5)	$447	$441,546
First Data Corporation, Term Loan, Maturing 7/8/22(4)	600	598,350
Infor (US), Inc., Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing 2/1/22	661	657,832
SS&C Technologies, Inc., Term Loan, Maturing 4/16/25(4)	100	98,278
VeriFone Systems, Inc., Term Loan, 6.64%, (3 mo. USD LIBOR + 4.00%), Maturing 8/20/25	135	131,885
Veritas Bermuda, Ltd., Term Loan, 7.07%, (USD LIBOR + 4.50%), Maturing 1/27/23(5)	448	393,190

		$2,321,081

Telecommunications — 1.0%
Asurion, LLC, Term Loan - Second Lien, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$535	$539,514

		$539,514

Utilities — 1.3%
TEX Operations Co., LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing 8/4/23	$465	$457,762
Vistra Energy Corp., Term Loan, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing 12/31/25	129	126,521
Vistra Operations Company, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing 12/14/23	105	103,424

		$687,707

Total Senior Floating-Rate Loans (identified cost $8,687,429)		$8,662,363

Convertible Bonds — 0.9%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.4%
Teva Pharmaceutical Finance Co., LLC, 0.25%, 2/1/26	$250	$232,180

		$232,180

Utilities — 0.5%
Pattern Energy Group, Inc., 4.00%, 7/15/20	$270	$272,050

		$272,050

Total Convertible Bonds (identified cost $492,474)		$504,230

6

Miscellaneous — 0.0%

Security	Principal Amount (000’s omitted)	Value
Technology — 0.0%
Avaya, Inc., Escrow Certificates(6)(7)	$125	$0

		$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 4.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(8)	2,381,490	$2,381,490

		$2,381,490

Total Short-Term Investments (identified cost $2,381,351)		$2,381,490

Total Investments — 103.6% (identified cost $57,161,593)		$56,774,141

Other Assets, Less Liabilities — (3.6)%		$(1,985,822)

Net Assets — 100.0%		$54,788,319

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $20,625,600 or 37.6% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(3)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(4)	This Senior Loan will settle after January 31, 2019, at which time the interest rate will be determined.

(5)

The stated interest rate represents the weighted average interest rate at January 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(6)	Non-income producing security.

7

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $24,365.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

The Portfolio did not have any open derivative instruments at January 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$45,226,058	$—	$45,226,058
Senior Floating-Rate Loans	—	8,662,363	—	8,662,363
Convertible Bonds	—	504,230	—	504,230
Miscellaneous	—	—	0	0
Short-Term Investments	—	2,381,490	—	2,381,490
Total Investments	$—	$56,774,141	$0	$56,774,141

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Short Duration Strategic Income Fund

January 31, 2019 (Unaudited)

Eaton Vance Short Duration Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Eaton Vance Emerging Markets Debt Opportunities Fund (the Affiliated Investment Fund). The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At January 31, 2019, the Fund owned less than 0.05% of Boston Income Portfolio’s outstanding interests, 9.5% of Emerging Markets Local Income Portfolio’s outstanding interests, 7.8% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, less than 0.05% of Global Macro Portfolio’s outstanding interests, 92.5% of Global Opportunities Portfolio’s outstanding interests, less than 0.05% of High Income Opportunities Portfolio’s outstanding interests, 1.7% of Senior Debt Portfolio’s outstanding interests and 10.7% of Short Duration High Income Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2019 is set forth below.

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Boston Income Portfolio (identified cost, $0)		$21,868	0.0	%(1)
Emerging Markets Local Income Portfolio (identified cost, $85,496,613)		86,137,700	4.6
Global Macro Absolute Return Advantage Portfolio (identified cost, $286,736,616)		280,342,091	14.8
Global Macro Portfolio (identified cost, $267)		10,055	0.0	(1)
Global Opportunities Portfolio (identified cost, $1,368,977,508)		1,306,273,203	69.2
High Income Opportunities Portfolio (identified cost, $0)		10,053	0.0	(1)
Senior Debt Portfolio (identified cost, $161,010,070)		153,953,585	8.1
Short Duration High Income Portfolio (identified cost, $6,190,303)		5,844,106	0.3

Total Investments in Affiliated Portfolios (identified cost $1,908,411,377)		$1,832,592,661	97.0%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Fixed Income Funds
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	6,616,703	$57,829,984	3.1%

Total Investments in Affiliated Investment Funds (identified cost $63,771,562)		$57,829,984	3.1%

Total Investments (identified cost $1,972,182,939)		$1,890,422,645	100.1%

Other Assets, Less Liabilities		$(2,068,174)	(0.1)%

Net Assets		$1,888,354,471	100.0%

(1)	Amount is less than 0.05%.

Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the fiscal year to date ended January 31, 2019 were as follows:

Fund	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Calvert Absolute Return Bond Fund, Class I	688,670	2,068	(690,738)	—	$—	$30,439	$(311,895)	$222,223
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	6,493,757	122,946	—	6,616,703	57,829,984	1,051,439	—	1,451,738

					$57,829,984	$1,081,878	$(311,895)	$1,673,961

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$1,832,592,661	$—	$—	$1,832,592,661
Investments in Affiliated Investment Funds	57,829,984	—	—	57,829,984
Total Investments	$1,890,422,645	$—	$—	$1,890,422,645

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Global Opportunities Portfolio’s Portfolio of Investments is set forth below. A copy of each of the other Portfolio’s and Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Global Opportunities Portfolio

January 31, 2019

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 26.4%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$142,268	$159,927
Series 4273, Class SP, 5.28%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(1)	516,145	608,260
Series 4407, Class LN, 3.449%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(1)	161,337	152,120
Series 4637, Class CU, 3.00%, 8/15/44	11,813,959	11,313,417
Series 4677, Class SB, 5.921%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(1)	2,977,032	3,105,665
Series 4703, Class TZ, 4.00%, 7/15/47	369,969	367,364
Series 4774, Class QD, 4.50%, 1/15/43	19,288,027	19,978,543
Interest Only:(2)
Series 267, Class S5, 3.491%, (6.00% - 1 mo. USD LIBOR), 8/15/42(1)	13,438,333	2,069,149
Series 2631, Class DS, 4.591%, (7.10% - 1 mo. USD LIBOR), 6/15/33(1)	2,512,967	343,321
Series 2953, Class LS, 4.191%, (6.70% - 1 mo. USD LIBOR), 12/15/34(1)	1,861,987	127,900
Series 2956, Class SL, 4.491%, (7.00% - 1 mo. USD LIBOR), 6/15/32(1)	1,253,129	203,333
Series 3114, Class TS, 4.141%, (6.65% - 1 mo. USD LIBOR), 9/15/30(1)	4,358,889	493,692
Series 3153, Class JI, 4.111%, (6.62% - 1 mo. USD LIBOR), 5/15/36(1)	3,046,642	483,160
Series 3745, Class SA, 4.241%, (6.75% - 1 mo. USD LIBOR), 3/15/25(1)	1,282,114	50,986
Series 3845, Class ES, 4.141%, (6.65% - 1 mo. USD LIBOR), 1/15/29(1)	204,229	1,347
Series 3969, Class SB, 4.141%, (6.65% - 1 mo. USD LIBOR), 2/15/30(1)	927,037	29,190
Series 3973, Class SG, 4.141%, (6.65% - 1 mo. USD LIBOR), 4/15/30(1)	2,104,066	124,348
Series 4007, Class JI, 4.00%, 2/15/42	2,767,335	520,535
Series 4050, Class IB, 3.50%, 5/15/41	12,365,193	1,668,654
Series 4067, Class JI, 3.50%, 6/15/27	9,817,030	956,180
Series 4070, Class S, 3.591%, (6.10% - 1 mo. USD LIBOR), 6/15/32(1)	16,652,107	2,460,200
Series 4095, Class HS, 3.591%, (6.10% - 1 mo. USD LIBOR), 7/15/32(1)	5,147,632	619,118
Series 4109, Class ES, 3.641%, (6.15% - 1 mo. USD LIBOR), 12/15/41(1)	89,607	14,961
Series 4109, Class KS, 3.591%, (6.10% - 1 mo. USD LIBOR), 5/15/32(1)	780,475	19,715
Series 4109, Class SA, 3.691%, (6.20% - 1 mo. USD LIBOR), 9/15/32(1)	6,459,311	1,008,451
Series 4149, Class S, 3.741%, (6.25% - 1 mo. USD LIBOR), 1/15/33(1)	4,755,197	707,456
Series 4163, Class GS, 3.691%, (6.20% - 1 mo. USD LIBOR), 11/15/32(1)	3,787,327	614,717
Series 4169, Class AS, 3.741%, (6.25% - 1 mo. USD LIBOR), 2/15/33(1)	5,767,418	789,759
Series 4180, Class GI, 3.50%, 8/15/26	4,220,031	292,956
Series 4188, Class AI, 3.50%, 4/15/28	7,608,732	642,502
Series 4189, Class SQ, 3.641%, (6.15% - 1 mo. USD LIBOR), 12/15/42(1)	6,836,429	883,822
Series 4203, Class QS, 3.741%, (6.25% - 1 mo. USD LIBOR), 5/15/43(1)	4,556,751	574,475
Series 4212, Class SA, 3.691%, (6.20% - 1 mo. USD LIBOR), 7/15/38(1)	9,076,511	441,817
Series 4233, Class GI, 3.50%, 3/15/25	205,670	851
Series 4323, Class CI, 4.00%, 3/15/40	7,199,457	563,921
Series 4332, Class IK, 4.00%, 4/15/44	3,024,354	637,730
Series 4332, Class KI, 4.00%, 9/15/43	2,834,060	452,355
Series 4343, Class PI, 4.00%, 5/15/44	6,134,764	1,270,124
Series 4370, Class IO, 3.50%, 9/15/41	4,081,304	575,603
Series 4381, Class SK, 3.641%, (6.15% - 1 mo. USD LIBOR), 6/15/44(1)	6,926,425	1,274,921
Series 4388, Class MS, 3.591%, (6.10% - 1 mo. USD LIBOR), 9/15/44(1)	7,662,315	1,483,556
Series 4408, Class IP, 3.50%, 4/15/44	9,227,979	1,643,198
Series 4452, Class SP, 3.691%, (6.20% - 1 mo. USD LIBOR), 10/15/43(1)	12,975,111	1,754,256

1

Security	Principal Amount	Value
Series 4497, Class CS, 3.691%, (6.20% - 1 mo. USD LIBOR), 9/15/44(1)	$19,989,785	$3,780,970
Series 4507, Class MI, 3.50%, 8/15/44	11,119,673	1,878,785
Series 4507, Class SJ, 3.671%, (6.18% - 1 mo. USD LIBOR), 9/15/45(1)	11,381,636	2,087,333
Series 4520, Class PI, 4.00%, 8/15/45	48,374,546	6,754,560
Series 4526, Class PI, 3.50%, 1/15/42	7,121,266	976,375
Series 4528, Class BS, 3.641%, (6.15% - 1 mo. USD LIBOR), 7/15/45(1)	11,303,193	2,233,652
Series 4629, Class QI, 3.50%, 11/15/46	12,174,562	1,985,536
Series 4637, Class IP, 3.50%, 4/15/44	5,621,985	846,053
Series 4644, Class TI, 3.50%, 1/15/45	10,802,401	1,831,328
Series 4653, Class PI, 3.50%, 7/15/44	5,852,120	772,088
Series 4667, Class PI, 3.50%, 5/15/42	24,344,129	3,213,270
Series 4672, Class LI, 3.50%, 1/15/43	12,087,223	1,504,000
Series 4744, Class IO, 4.00%, 11/15/47	9,288,966	1,850,361
Series 4749, Class IL, 4.00%, 12/15/47	7,664,065	1,666,050
Series 4767, Class IM, 4.00%, 5/15/45	14,768,856	2,163,610
Series 4768, Class IO, 4.00%, 3/15/48	9,732,914	2,125,177
Principal Only:(3)
Series 4417, Class KO, 0.00%, 12/15/43	1,576,803	1,012,868
Series 4478, Class PO, 0.00%, 5/15/45	3,441,599	2,837,867

		$101,003,438

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA2, Class M2, 5.96%, (1 mo. USD LIBOR + 3.45%), 10/25/29(4)	$20,310,000	$21,915,694
Series 2017-DNA3, Class M2, 5.01%, (1 mo. USD LIBOR + 2.50%), 3/25/30(4)	20,306,071	20,755,546
Series 2018-DNA1, Class M2, 4.31%, (1 mo. USD LIBOR + 1.80%), 7/25/30(4)	7,694,168	7,539,564
Series 2018-DNA2, Class M2, 4.66%, (1 mo. USD LIBOR + 2.15%), 12/25/30(4)(5)	16,380,523	16,087,590
Series 2018-DNA3, Class M2, 4.61%, (1 mo. USD LIBOR + 2.10%), 9/25/48(4)(5)	5,000,000	4,875,147

		$71,173,541

Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	$273,084	$294,082
Series 1994-42, Class K, 6.50%, 4/25/24	169,060	179,468
Series 2009-62, Class WA, 5.571%, 8/25/39(6)	1,924,751	2,051,937
Series 2013-6, Class TA, 1.50%, 1/25/43	2,289,185	2,209,200
Series 2017-66, Class ZJ, 3.00%, 9/25/57	4,564,266	4,187,738
Series 2017-76, Class Z, 3.00%, 10/25/57	7,278,996	6,885,104
Series 2018-3, Class FC, 2.86%, (1 mo. USD LIBOR + 0.35%), 2/25/48(4)	46,182,015	45,978,232
Interest Only:(2)
Series 2004-46, Class SI, 3.49%, (6.00% - 1 mo. USD LIBOR), 5/25/34(1)	3,962,043	461,916
Series 2005-17, Class SA, 4.19%, (6.70% - 1 mo. USD LIBOR), 3/25/35(1)	2,352,900	415,154
Series 2005-71, Class SA, 4.24%, (6.75% - 1 mo. USD LIBOR), 8/25/25(1)	1,886,016	138,484
Series 2005-105, Class S, 4.19%, (6.70% - 1 mo. USD LIBOR), 12/25/35(1)	2,092,611	351,145
Series 2006-44, Class IS, 4.09%, (6.60% - 1 mo. USD LIBOR), 6/25/36(1)	1,766,980	291,555
Series 2006-65, Class PS, 4.71%, (7.22% - 1 mo. USD LIBOR), 7/25/36(1)	1,758,984	328,244
Series 2006-96, Class SN, 4.69%, (7.20% - 1 mo. USD LIBOR), 10/25/36(1)	2,336,140	360,895
Series 2006-104, Class SD, 4.13%, (6.64% - 1 mo. USD LIBOR), 11/25/36(1)	1,788,941	290,914
Series 2006-104, Class SE, 4.12%, (6.63% - 1 mo. USD LIBOR), 11/25/36(1)	1,192,627	201,423
Series 2007-50, Class LS, 3.94%, (6.45% - 1 mo. USD LIBOR), 6/25/37(1)	2,450,312	408,385
Series 2008-26, Class SA, 3.69%, (6.20% - 1 mo. USD LIBOR), 4/25/38(1)	3,253,936	490,313
Series 2008-61, Class S, 3.59%, (6.10% - 1 mo. USD LIBOR), 7/25/38(1)	5,600,126	832,820
Series 2010-99, Class NS, 4.09%, (6.60% - 1 mo. USD LIBOR), 3/25/39(1)	1,639,519	48,459
Series 2010-124, Class SJ, 3.54%, (6.05% - 1 mo. USD LIBOR), 11/25/38(1)	2,214,917	109,675
Series 2010-135, Class SD, 3.49%, (6.00% - 1 mo. USD LIBOR), 6/25/39(1)	4,894,821	270,666
Series 2011-101, Class IC, 3.50%, 10/25/26	4,644,929	378,388

2

Security	Principal Amount	Value
Series 2011-101, Class IE, 3.50%, 10/25/26	$3,557,992	$291,896
Series 2011-104, Class IM, 3.50%, 10/25/26	5,840,739	484,221
Series 2012-24, Class S, 2.99%, (5.50% - 1 mo. USD LIBOR), 5/25/30(1)	2,484,167	132,686
Series 2012-30, Class SK, 4.04%, (6.55% - 1 mo. USD LIBOR), 12/25/40(1)	7,510,472	807,089
Series 2012-52, Class DI, 3.50%, 5/25/27	8,964,260	855,809
Series 2012-56, Class SU, 4.24%, (6.75% - 1 mo. USD LIBOR), 8/25/26(1)	1,042,188	43,404
Series 2012-63, Class EI, 3.50%, 8/25/40	10,986,777	1,061,430
Series 2012-73, Class MS, 3.54%, (6.05% - 1 mo. USD LIBOR), 5/25/39(1)	7,733,142	451,923
Series 2012-76, Class GS, 3.54%, (6.05% - 1 mo. USD LIBOR), 9/25/39(1)	5,276,302	339,025
Series 2012-86, Class CS, 3.59%, (6.10% - 1 mo. USD LIBOR), 4/25/39(1)	3,513,822	227,899
Series 2012-94, Class KS, 4.14%, (6.65% - 1 mo. USD LIBOR), 5/25/38(1)	13,790,611	1,546,086
Series 2012-94, Class SL, 4.19%, (6.70% - 1 mo. USD LIBOR), 5/25/38(1)	10,342,958	1,173,637
Series 2012-97, Class PS, 3.64%, (6.15% - 1 mo. USD LIBOR), 3/25/41(1)	11,522,144	1,647,084
Series 2012-103, Class GS, 3.59%, (6.10% - 1 mo. USD LIBOR), 2/25/40(1)	8,876,736	578,340
Series 2012-112, Class SB, 3.64%, (6.15% - 1 mo. USD LIBOR), 9/25/40(1)	9,022,802	1,196,295
Series 2012-124, Class IO, 1.501%, 11/25/42(6)	9,899,898	414,697
Series 2012-139, Class LS, 3.63%, (6.15% - 1 mo. USD LIBOR), 12/25/42(1)	7,732,512	1,453,112
Series 2012-147, Class SA, 3.59%, (6.10% - 1 mo. USD LIBOR), 1/25/43(1)	10,196,405	1,793,278
Series 2012-150, Class PS, 3.64%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	9,092,316	1,187,821
Series 2012-150, Class SK, 3.64%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	14,110,510	1,735,066
Series 2013-11, Class IO, 4.00%, 1/25/43	23,534,736	3,724,982
Series 2013-12, Class SP, 3.14%, (5.65% - 1 mo. USD LIBOR), 11/25/41(1)	4,231,576	430,693
Series 2013-15, Class DS, 3.69%, (6.20% - 1 mo. USD LIBOR), 3/25/33(1)	10,012,895	1,360,172
Series 2013-23, Class CS, 3.74%, (6.25% - 1 mo. USD LIBOR), 3/25/33(1)	5,411,014	756,210
Series 2013-54, Class HS, 3.79%, (6.30% - 1 mo. USD LIBOR), 10/25/41(1)	8,334,319	658,861
Series 2013-64, Class PS, 3.74%, (6.25% - 1 mo. USD LIBOR), 4/25/43(1)	6,548,045	755,737
Series 2013-66, Class JI, 3.00%, 7/25/43	10,702,132	1,672,163
Series 2013-75, Class SC, 3.74%, (6.25% - 1 mo. USD LIBOR), 7/25/42(1)	15,492,384	1,307,343
Series 2014-29, Class IG, 3.50%, 6/25/43	3,515,078	405,616
Series 2014-32, Class EI, 4.00%, 6/25/44	3,325,188	686,786
Series 2014-41, Class SA, 3.54%, (6.05% - 1 mo. USD LIBOR), 7/25/44(1)	7,067,110	1,538,325
Series 2014-43, Class PS, 3.59%, (6.10% - 1 mo. USD LIBOR), 3/25/42(1)	7,360,850	1,298,728
Series 2014-55, Class IN, 3.50%, 7/25/44	10,133,524	1,647,131
Series 2014-64, Class BI, 3.50%, 3/25/44	3,797,216	505,838
Series 2014-67, Class IH, 4.00%, 10/25/44	7,032,234	1,297,948
Series 2014-80, Class CI, 3.50%, 12/25/44	6,269,823	1,019,182
Series 2014-89, Class IO, 3.50%, 1/25/45	10,024,183	1,864,577
Series 2015-6, Class IM, 1.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Cap 1.00%), 6/25/43(1)	23,129,905	1,731,347
Series 2015-14, Class KI, 3.00%, 3/25/45	12,850,790	1,960,275
Series 2015-17, Class SA, 3.69%, (6.20% - 1 mo. USD LIBOR), 11/25/43(1)	11,088,239	1,622,306
Series 2015-22, Class GI, 3.50%, 4/25/45	6,153,576	1,002,880
Series 2015-31, Class SG, 3.59%, (6.10% - 1 mo. USD LIBOR), 5/25/45(1)	14,525,512	3,009,622
Series 2015-36, Class IL, 3.00%, 6/25/45	7,421,273	1,158,132
Series 2015-47, Class SG, 3.64%, (6.15% - 1 mo. USD LIBOR), 7/25/45(1)	8,019,755	1,478,901
Series 2015-52, Class MI, 3.50%, 7/25/45	16,529,341	2,810,170
Series 2015-93, Class BS, 3.64%, (6.15% - 1 mo. USD LIBOR), 8/25/45(1)	11,295,725	2,144,112
Series 2015-95, Class SB, 3.49%, (6.00% - 1 mo. USD LIBOR), 1/25/46(1)	15,367,040	2,387,875
Series 2016-1, Class SJ, 3.64%, (6.15% - 1 mo. USD LIBOR), 2/25/46(1)	21,253,566	3,512,936
Series 2017-46, Class NI, 3.00%, 8/25/42	12,970,597	1,767,562
Series 2018-21, Class IO, 3.00%, 4/25/48	24,196,545	4,346,883

		$134,448,288

3

Security	Principal Amount	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C03, Class 1M2, 5.51%, (1 mo. USD LIBOR + 3.00%), 10/25/29(4)	$1,610,000	$1,698,837
Series 2017-C06, Class 1M2, 5.16%, (1 mo. USD LIBOR + 2.65%), 2/25/30(4)	212,953	219,974
Series 2017-C07, Class 1M2, 4.91%, (1 mo. USD LIBOR + 2.40%), 5/25/30(4)	4,178,340	4,238,383
Series 2017-C07, Class 1M2C, 4.91%, (1 mo. USD LIBOR + 2.40%), 5/25/30(4)	6,355,664	6,369,567
Series 2018-C01, Class 1M2, 4.76%, (1 mo. USD LIBOR + 2.25%), 7/25/30(4)	27,026,323	27,290,070
Series 2018-C03, Class 1M2, 4.66%, (1 mo. USD LIBOR + 2.15%), 10/25/30(4)	15,500,000	15,499,070

		$55,315,901

Government National Mortgage Association:
Series 2017-101, Class NS, 5.00%, (20.00% - 1 mo. USD LIBOR x 5.00, Cap 5.00%), 7/20/47(1)	$2,009,464	$2,021,049
Series 2017-110, Class ZJ, 3.00%, 7/20/47	106,028	97,615
Series 2017-115, Class ZA, 3.00%, 7/20/47	2,305,642	2,173,765
Interest Only:(2)
Series 2011-48, Class SD, 4.167%, (6.67% - 1 mo. USD LIBOR), 10/20/36(1)	2,841,742	86,855
Series 2014-68, Class KI, 0.869%, 10/20/42(6)	11,345,901	421,913
Series 2015-116, Class AS, 3.197%, (5.70% - 1 mo. USD LIBOR), 8/20/45(1)	8,695,121	924,575
Series 2017-104, Class SD, 3.697%, (6.20% - 1 mo. USD LIBOR), 7/20/47(1)	15,694,321	2,660,760
Series 2017-121, Class DS, 1.997%, (4.50% - 1 mo. USD LIBOR), 8/20/47(1)	14,811,576	981,963
Series 2017-137, Class AS, 1.997%, (4.50% - 1 mo. USD LIBOR), 9/20/47(1)	21,767,141	1,511,885

		$10,880,380

Total Collateralized Mortgage Obligations (identified cost $422,089,243)		$372,821,548

Mortgage Pass-Throughs — 0.5%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.872%, (COF + 1.25%), with maturity at 2035(7)	$505,793	$512,568
4.456%, (COF + 1.25%), with maturity at 2030(7)	159,944	169,312
7.00%, with various maturities to 2036	1,763,563	1,961,874
8.00%, with maturity at 2026	148,293	151,502

		$2,795,256

Federal National Mortgage Association:
3.632%, (COF + 1.25%), with maturity at 2035(7)	$388,058	$399,767
4.006%, (COF + 1.77%), with maturity at 2035(7)	1,116,359	1,173,617
6.00%, with various maturities to 2032	484,273	535,509
6.50%, with maturity at 2036	918,350	1,015,731
7.00%, with various maturities to 2037	815,895	903,309
8.50%, with maturity at 2032	228,664	267,221
9.50%, with maturity at 2028	259,473	283,423

		$4,578,577

Total Mortgage Pass-Throughs (identified cost $7,202,348)		$7,373,833

4

Commercial Mortgage-Backed Securities — 2.6%

Security	Principal Amount	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.434%, 12/10/54(5)(6)	$800,000	$719,271
COMM Mortgage Trust
Series 2015-CR22, Class D, 4.118%, 3/10/48(5)(6)	5,000,000	4,597,145
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.664%, 4/15/47(5)(6)	2,081,000	1,893,889
Series 2014-C22, Class D, 4.558%, 9/15/47(5)(6)	3,430,000	2,977,189
Series 2014-C23, Class D, 3.978%, 9/15/47(5)(6)	1,500,000	1,366,526
Series 2014-C25, Class D, 3.945%, 11/15/47(5)(6)	8,045,000	6,910,208
Series 2015-C29, Class D, 3.67%, 5/15/48(6)	2,500,000	2,023,480
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class D, 4.337%, 8/15/46(5)(6)	5,000,000	4,149,518
Series 2016-C32, Class D, 3.396%, 12/15/49(5)(6)	1,699,000	1,421,345
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(5)	4,590,000	4,057,536
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(5)	8,000,000	6,110,598

Total Commercial Mortgage-Backed Securities (identified cost $38,989,653)		$36,226,705

Asset-Backed Securities — 15.8%

Security	Principal Amount	Value
Alinea CLO, Ltd.
Series 2018-1A, Class E, 8.761%, (3 mo. USD LIBOR + 6.00%), 7/20/31(4)(5)	$2,000,000	$1,911,258
American Money Management Corporation
Series 2013-12A, Class ER, 8.798%, (3 mo. USD LIBOR + 6.18%), 11/10/30(4)(5)	2,000,000	1,937,496
Series 2014-15A, Class ERR, 9.237%, (3 mo. USD LIBOR + 6.91%), 1/15/32(4)(5)	3,000,000	2,964,399
Ares CLO, Ltd.
Series 2014-32RA, Class D, 8.466%, (3 mo. USD LIBOR + 5.85%), 5/15/30(4)(5)	4,000,000	3,797,652
Series 2015-2A, Class E2, 7.952%, (3 mo. USD LIBOR + 5.20%), 7/29/26(4)(5)	4,500,000	4,369,374
Series 2015-2A, Class F, 9.252%, (3 mo. USD LIBOR + 6.50%), 7/29/26(4)(5)	2,000,000	1,806,288
Series 2015-35RA, Class E, 8.487%, (3 mo. USD LIBOR + 5.70%), 7/15/30(4)(5)	3,000,000	2,818,245
Series 2016-40A, Class DR, 9.137%, (3 mo. USD LIBOR + 6.35%), 1/15/29(4)(5)	1,000,000	987,489
Bain Capital Credit CLO
Series 2017-2A, Class E, 9.121%, (3 mo. USD LIBOR + 6.35%), 7/25/30(4)(5)	2,250,000	2,218,118
Series 2018-1A, Class E, 8.122%, (3 mo. USD LIBOR + 5.35%), 4/23/31(4)(5)	3,500,000	3,255,252
Barings CLO, Ltd.
Series 2016-1A, Class ER, 8.772%, (3 mo. USD LIBOR + 6.00%), 7/23/30(4)(5)	2,000,000	1,935,910
Series 2017-1A, Class E, 8.78%, (3 mo. USD LIBOR + 6.00%), 7/18/29(4)(5)	2,900,000	2,798,920
Series 2018-1A, Class D, 8.287%, (3 mo. USD LIBOR + 5.50%), 4/15/31(4)(5)	5,000,000	4,697,080
Benefit Street Partners CLO, Ltd.
Series 2015-8A, Class DR, 8.361%, (3 mo. USD LIBOR + 5.60%), 1/20/31(4)(5)	5,000,000	4,673,600
Series 2018-5BA, Class D, 8.711%, (3 mo. USD LIBOR + 5.95%), 4/20/31(4)(5)	3,000,000	2,867,964
Series 2018-14A, Class E, 8.111%, (3 mo. USD LIBOR + 5.35%), 4/20/31(4)(5)	3,000,000	2,753,829
Series 2018-16A, Class E, 9.513%, (3 mo. USD LIBOR + 6.70%), 1/17/32(4)(5)	2,000,000	1,980,066
Betony CLO 2, Ltd.
Series 2018-1A, Class D, 8.401%, (3 mo. USD LIBOR + 5.65%), 4/30/31(4)(5)	3,000,000	2,811,852

5

Security	Principal Amount	Value
BlueMountain CLO, Ltd.
Series 2015-3A, Class DR, 8.161%, (3 mo. USD LIBOR + 5.40%), 4/20/31(4)(5)	$2,000,000	$1,865,556
Series 2016-3A, Class ER, 8.566%, (3 mo. USD LIBOR + 5.95%), 11/15/30(4)(5)	1,000,000	966,601
Series 2018-1A, Class E, 8.701%, (3 mo. USD LIBOR + 5.95%), 7/30/30(4)(5)	750,000	716,267
Canyon Capital CLO, Ltd.
Series 2016-1A, Class ER, 8.537%, (3 mo. USD LIBOR + 5.75%), 7/15/31(4)(5)	4,000,000	3,700,980
Series 2016-2A, Class ER, 8.787%, (3 mo. USD LIBOR + 6.00%), 10/15/31(4)(5)	1,000,000	932,865
Series 2017-1A, Class E, 9.037%, (3 mo. USD LIBOR + 6.25%), 7/15/30(4)(5)	1,000,000	957,036
Series 2018-1A, Class E, 8.537%, (3 mo. USD LIBOR + 5.75%), 7/15/31(4)(5)	2,000,000	1,848,812
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 9.297%, (3 mo. USD LIBOR + 6.50%), 1/14/32(4)(5)	1,000,000	976,915
Series 2014-3RA, Class D, 8.165%, (3 mo. USD LIBOR + 5.40%), 7/27/31(4)(5)	2,000,000	1,862,174
Series 2014-4RA, Class D, 8.437%, (3 mo. USD LIBOR + 5.65%), 7/15/30(4)(5)	3,000,000	2,825,982
Series 2015-5A, Class C, 6.811%, (3 mo. USD LIBOR + 4.05%), 1/20/28(4)(5)	4,000,000	4,000,870
Series 2015-5A, Class D, 8.861%, (3 mo. USD LIBOR + 6.10%), 1/20/28(4)(5)	2,000,000	2,003,998
Series 2015-5A, Class DR, (3 mo. USD LIBOR + 6.70%), 1/20/32(5)(8)	3,500,000	3,430,000
Series C17A, Class DR, 8.52%, (3 mo. USD LIBOR + 6.00%), 4/30/31(4)(5)	3,000,000	2,905,515
Cole Park CLO, Ltd.
Series 2015-1A, Class ER, 9.361%, (3 mo. USD LIBOR + 6.60%), 10/20/28(4)(5)	2,000,000	1,979,314
Dryden Senior Loan Fund
Series 2015-40A, Class ER, 8.366%, (3 mo. USD LIBOR + 5.75%), 8/15/31(4)(5)	2,000,000	1,909,110
Series 2016-42A, Class ER, 8.337%, (3 mo. USD LIBOR + 5.55%), 7/15/30(4)(5)	2,000,000	1,883,408
Series 2018-55A, Class E, 8.187%, (3 mo. USD LIBOR + 5.40%), 4/15/31(4)(5)	1,000,000	932,970
Galaxy CLO, Ltd.
Series 2015-21A, Class DR, 5.411%, (3 mo. USD LIBOR + 2.65%), 4/20/31(4)(5)	5,000,000	4,679,025
Series 2015-21A, Class ER, 8.011%, (3 mo. USD LIBOR + 5.25%), 4/20/31(4)(5)	4,000,000	3,647,672
Series 2018-25A, Class E, 8.287%, (3 mo. USD LIBOR + 5.95%), 10/25/31(4)(5)	2,000,000	1,885,028
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 8.761%, (3 mo. USD LIBOR + 6.00%), 1/20/31(4)(5)	3,000,000	2,817,093
Series 2018-37A, Class E, 8.511%, (3 mo. USD LIBOR + 5.75%), 7/20/30(4)(5)	3,000,000	2,776,866
Highbridge Loan Management, Ltd.
Series 3A-2014, Class DR, 9.28%, (3 mo. USD LIBOR + 6.50%), 7/18/29(4)(5)	2,900,000	2,841,948
ICG US CLO, Ltd.
Series 2018-2A, Class E, 8.511%, (3 mo. USD LIBOR + 5.75%), 7/22/31(4)(5)	1,000,000	924,371
Invitation Homes Trust
Series 2017-SFR2, Class E, 4.758%, (1 mo. USD LIBOR + 2.25%), 12/17/36(4)(5)	3,606,707	3,616,113
Series 2018-SFR1, Class E, 4.508%, (1 mo. USD LIBOR + 2.00%), 3/17/37(4)(5)	4,693,000	4,640,420
Series 2018-SFR2, Class E, 4.508%, (1 mo. USD LIBOR + 2.00%), 6/17/37(4)(5)	15,061,248	14,961,573
Series 2018-SFR3, Class E, 4.508%, (1 mo. USD LIBOR + 2.00%), 7/17/37(4)(5)	13,000,000	12,898,504
Madison Park Funding XVII, Ltd.
Series 2015-17A, Class DR, 6.361%, (3 mo. USD LIBOR + 3.60%), 7/21/30(4)(5)	3,500,000	3,504,842
Series 2015-17A, Class ER, 9.261%, (3 mo. USD LIBOR + 6.50%), 7/21/30(4)(5)	5,000,000	4,975,110
Neuberger Berman CLO, Ltd.
Series 2013-14A, Class ER, 9.215%, (3 mo. USD LIBOR + 6.45%), 1/28/30(4)(5)	1,750,000	1,726,659
Series 2016-22A, Class ER, 8.833%, (3 mo. USD LIBOR + 6.06%), 10/17/30(4)(5)	2,000,000	1,916,058
Series 2018-30A, Class E, 9.51%, (3 mo. USD LIBOR + 6.75%), 1/20/31(4)(5)	2,000,000	1,973,798
Octagon Investment Partners 24, Ltd.
Series 2015-1A, Class D, 8.146%, (3 mo. USD LIBOR + 5.50%), 5/21/27(4)(5)	3,000,000	2,947,662
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 8.623%, (3 mo. USD LIBOR + 5.85%), 10/17/31(4)(5)	1,500,000	1,426,512
Series 2015-1A, Class DR, 8.846%, (3 mo. USD LIBOR + 6.20%), 5/21/29(4)(5)	2,000,000	1,949,628
Series 2015-2A, Class CR, 6.476%, (3 mo. USD LIBOR + 3.70%), 7/20/30(4)(5)	5,000,000	4,945,350
Series 2018-1A, Class D, 7.93%, (3 mo. USD LIBOR + 5.15%), 4/18/31(4)(5)	4,000,000	3,621,768
Series 2018-2A, Class D, 8.379%, (3 mo. USD LIBOR + 5.60%), 7/16/31(4)(5)	2,500,000	2,349,705

6

Security	Principal Amount	Value
Pnmac Gmsr Issuer Trust
Series 2018-GT1, Class A, 5.36%, (1 mo. USD LIBOR + 2.85%), 2/25/23(4)(5)	$9,000,000	$9,018,558
Series 2018-GT2, Class A, 5.16%, (1 mo. USD LIBOR + 2.65%), 8/25/25(4)(5)	7,272,000	7,285,493
Recette CLO, LLC
Series 2015-1A, Class E, 8.461%, (3 mo. USD LIBOR + 5.70%), 10/20/27(4)(5)	4,500,000	4,423,747
Series 2015-1A, Class F, 10.211%, (3 mo. USD LIBOR + 7.45%), 10/20/27(4)(5)	2,000,000	1,876,838
Regatta IX Funding, Ltd.
Series 2017-1A, Class E, 8.773%, (3 mo. USD LIBOR + 6.00%), 4/17/30(4)(5)	3,000,000	2,891,871
Regatta XIII Funding, Ltd.
Series 2018-2A, Class D, 8.737%, (3 mo. USD LIBOR + 5.95%), 7/15/31(4)(5)	3,000,000	2,865,903
Regatta XIV Funding, Ltd.
Series 2018-3A, Class E, 8.721%, (3 mo. USD LIBOR + 5.95%), 10/25/31(4)(5)	2,000,000	1,909,188
Regatta XV Funding, Ltd.
Series 2018-4A, Class D, 8.99%, (3 mo. USD LIBOR + 6.50%), 10/25/31(4)(5)	2,000,000	1,973,304
Upland CLO, Ltd.
Series 2016-1A, Class DR, 8.661%, (3 mo. USD LIBOR + 5.90%), 4/20/31(4)(5)	2,000,000	1,905,238
Vibrant CLO, Ltd.
Series 2018-9A, Class D, 9.011%, (3 mo. USD LIBOR + 6.25%), 7/20/31(4)(5)	2,000,000	1,906,138
Voya CLO, Ltd.
Series 2013-1A, Class DR, 9.267%, (3 mo. USD LIBOR + 6.48%), 10/15/30(4)(5)	5,000,000	4,891,910
Series 2014-1A, Class DR2, 8.78%, (3 mo. USD LIBOR + 6.00%), 4/18/31(4)(5)	2,000,000	1,891,186
Series 2015-3A, Class DR, 8.961%, (3 mo. USD LIBOR + 6.20%), 10/20/31(4)(5)	2,000,000	1,934,970
Series 2018-2A, Class E, 8.037%, (3 mo. USD LIBOR + 5.25%), 7/15/31(4)(5)	1,000,000	910,216
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 9.061%, (3 mo. USD LIBOR + 6.30%), 7/20/30(4)(5)	2,000,000	1,953,986
Series 2017-1A, Class E, 9.20%, (3 mo. USD LIBOR + 6.42%), 4/18/29(4)(5)	2,000,000	1,963,518

Total Asset-Backed Securities (identified cost $227,604,316)		$222,910,934

Small Business Administration Loans (Interest Only)(9) — 5.2%

Security	Principal Amount	Value
0.657%, 3/15/30	$2,907,394	$68,498
0.73%, 7/15/31	3,375,834	86,128
0.932%, 5/15/42	1,680,304	60,903
0.98%, 4/15/32	1,639,984	54,692
1.132%, 10/14/36	3,351,757	130,635
1.309%, 4/15/42 to 7/15/42	12,193,115	638,940
1.336%, 9/15/41	1,970,697	101,286
1.382%, 6/15/41	3,237,133	157,072
1.48%, 4/15/34	1,230,324	65,078
1.49%, 7/15/36	1,197,892	58,062
1.507%, 7/15/36	1,366,898	64,620
1.559%, 3/16/42 to 7/15/42	4,285,808	256,944
1.586%, 8/28/36 to 10/21/36	4,590,163	237,496
1.609%, 12/15/41 to 7/15/42	12,446,585	783,938
1.632%, 9/15/41 to 6/15/42	3,473,314	222,404
1.682%, 4/15/41 to 5/15/42	5,951,034	380,269
1.73%, 10/15/33	1,852,764	110,197
1.732%, 11/21/41	1,266,941	84,395
1.738%, 5/15/36	3,792,274	214,009

7

Security	Principal Amount	Value
1.803%, 11/15/33	$1,623,624	$97,979
1.809%, 12/21/41 to 11/15/42	9,153,238	730,599
1.836%, 11/9/36 to 2/15/40	3,176,896	190,994
1.859%, 12/28/41 to 6/15/42	19,120,737	1,366,930
1.882%, 11/19/36 to 12/15/36	5,048,266	310,876
1.909%, 2/15/42 to 7/15/42	12,308,490	986,814
1.934%, 7/15/42	1,798,516	139,621
1.959%, 11/29/30 to 8/15/42	9,006,680	708,861
1.982%, 10/15/37	1,107,510	67,104
2.032%, 2/15/42 to 5/15/42	4,811,368	410,114
2.055%, 1/15/38	1,164,846	76,265
2.059%, 5/15/42 to 7/15/42	5,242,516	426,879
2.109%, 4/15/33 to 7/15/42	7,413,530	594,748
2.159%, 5/15/42 to 6/15/42	6,499,229	578,812
2.209%, 8/15/42	3,366,333	308,605
2.232%, 1/15/41 to 1/15/42	4,862,477	418,607
2.282%, 11/1/29	1,500,888	116,520
2.309%, 4/15/42 to 7/15/42	5,342,227	512,424
2.359%, 1/11/42 to 6/15/42	24,462,368	2,230,205
2.382%, 6/15/42	1,761,310	160,225
2.386%, 7/15/40	1,460,709	110,552
2.405%, 3/15/39	949,431	76,013
2.409%, 1/15/38 to 7/15/42	24,401,392	2,306,727
2.432%, 3/15/41 to 6/15/42	4,991,706	445,088
2.459%, 12/15/26 to 8/15/42	14,036,964	1,324,572
2.482%, 2/23/41	1,141,717	104,621
2.509%, 5/15/27	1,134,281	72,258
2.532%, 11/15/42	1,695,852	177,810
2.557%, 1/15/41	1,147,778	98,523
2.559%, 7/15/42	2,207,931	245,020
2.586%, 4/15/36	1,451,820	121,869
2.609%, 5/15/33 to 7/15/42	13,402,852	1,398,086
2.632%, 4/15/41	1,283,266	123,956
2.636%, 5/15/41	1,456,209	132,123
2.659%, 6/15/36 to 7/15/42	6,268,412	662,290
2.682%, 2/15/41 to 4/15/42	6,811,999	701,421
2.709%, 5/15/27 to 9/15/42	28,862,376	3,167,076
2.732%, 8/15/42	1,248,175	169,922
2.859%, 5/15/32 to 7/15/42	21,918,282	2,529,880
2.882%, 8/16/42	49,757,842	6,258,840
2.886%, 8/15/40	1,067,494	105,516
2.903%, 11/2/42	21,677,950	2,700,097
2.909%, 12/15/41 to 7/15/42	13,448,576	1,619,166
2.932%, 4/15/41 to 7/15/42	4,327,937	460,052
2.936%, 7/15/42	3,663,604	427,458
2.949%, 8/15/42	1,872,804	235,717
2.959%, 2/15/27 to 1/15/43	17,464,093	1,964,878
2.982%, 2/15/41 to 7/15/42	9,012,506	1,161,088
2.984%, 5/15/42 to 6/15/42	4,193,723	548,662
3.032%, 7/15/41 to 6/15/42	7,011,530	822,012
3.109%, 12/15/41 to 8/15/42	10,934,619	1,377,587
3.128%, 6/15/32	675,103	81,893
3.155%, 1/15/43	3,592,951	466,013

8

Security	Principal Amount		Value
3.159%, 4/15/42 to 7/15/42		$19,828,424	$2,552,665
3.185%, 8/15/39		1,588,569	156,241
3.209%, 12/15/26 to 10/15/42		21,001,962	2,502,979
3.232%, 7/15/37 to 4/15/42		5,279,146	591,896
3.236%, 7/15/28 to 4/15/42		2,894,398	326,948
3.282%, 6/21/26 to 7/15/42		10,768,514	1,275,348
3.359%, 2/15/42 to 7/15/42		5,763,301	735,300
3.409%, 4/15/42 to 12/15/42		6,100,240	863,114
3.432%, 11/7/39 to 2/15/42		3,622,602	495,997
3.459%, 2/15/27 to 8/15/42		19,504,778	2,451,749
3.482%, 5/15/36 to 7/15/42		5,897,169	848,437
3.532%, 4/15/23 to 8/15/42		4,243,376	457,434
3.609%, 5/15/32 to 6/15/42		14,608,526	2,143,156
3.635%, 8/15/41		2,684,065	365,481
3.636%, 2/15/41 to 12/15/41		2,054,697	286,386
3.659%, 5/15/42 to 7/15/42		12,789,403	1,969,602
3.682%, 11/15/31 to 5/15/42		6,949,365	997,145
3.709%, 1/15/24 to 8/15/42		37,961,100	4,675,135
3.732%, 12/15/36 to 4/15/42		9,167,650	1,313,025
3.782%, 11/15/26 to 6/15/42		11,905,139	1,430,218

Total Small Business Administration Loans (Interest Only) (identified cost $70,972,348)			$72,843,790

Senior Floating-Rate Loans — 1.6%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Drugs — 0.2%
Bausch Health Companies, Inc., Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing June 1, 2025		$2,123	$2,103,837

			$2,103,837

Equipment Leasing — 0.7%
Delos Finance S.a.r.l., Term Loan, 4.55%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		$10,000	$9,995,540

			$9,995,540

Financial Services — 0.2%
Akbank T.A.S., Term Loan, 1.90%, (3 mo. EURIBOR + 1.90%), Maturing October 6, 2019(11)	EUR	1,000	$1,130,521
Yapi ve Kredi Bankasi AS, Term Loan, (6 mo. EURIBOR + 1.90%), Maturing November 1, 2019(11)(12)	EUR	1,400	1,562,696

			$2,693,217

Food Service — 0.1%
Aramark Services, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing March 28, 2024		$1,975	$1,964,534

			$1,964,534

Lodging and Casinos — 0.3%
Hilton Worldwide Finance, LLC, Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		$4,536	$4,492,657

			$4,492,657

9

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Oil and Gas — 0.1%
MEG Energy Corp., Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023		$721	$717,601

			$717,601

Total Senior Floating-Rate Loans (identified cost $22,013,809)			$21,967,386

Sovereign Loans — 0.1%

Borrower	Principal Amount (000’s omitted)		Value
Nigeria — 0.1%
Bank of Industry Limited
Term Loan, 8.74%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(4)(13)		$1,810	$1,823,884

Total Nigeria			$1,823,884

Total Sovereign Loans (identified cost $1,802,948)			$1,823,884

Foreign Government Bonds — 28.2%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.1%
City of Buenos Aires, 52.79%, (BADLAR + 3.25%), 3/29/24(4)	ARS	1,338	$33,766
Provincia de Buenos Aires, 6.50%, 2/15/23(14)	USD	1,250	1,087,500
Provincia de Buenos Aires, 9.125%, 3/16/24(14)	USD	500	456,505
Provincia de Buenos Aires, 50.20%, (BADLAR + 3.83%), 5/31/22(4)	ARS	1,365	34,522
Provincia de Buenos Aires, 53.85%, (BADLAR + 3.75%), 4/12/25(4)(5)(14)	ARS	6,170	156,041

Total Argentina			$1,768,334

Iceland — 2.8%
Republic of Iceland, 5.00%, 11/15/28	ISK	894,580	$7,326,295
Republic of Iceland, 6.50%, 1/24/31	ISK	2,138,093	19,844,384
Republic of Iceland, 8.00%, 6/12/25	ISK	1,331,322	12,701,404

Total Iceland			$39,872,083

Indonesia — 3.0%
Indonesia Government Bond, 7.50%, 8/15/32	IDR	21,846,000	$1,432,557
Indonesia Government Bond, 7.50%, 5/15/38	IDR	225,000,000	14,692,431
Indonesia Government Bond, 8.25%, 5/15/36	IDR	369,229,000	25,883,686

Total Indonesia			$42,008,674

Japan — 7.7%
Japan Government CPI Linked Bond, 0.10%, 3/10/27(15)	JPY	8,755,144	$83,190,948
Japan Government CPI Linked Bond, 0.10%, 3/10/28(15)	JPY	2,623,244	24,870,545

Total Japan			$108,061,493

10

Security	Principal Amount (000’s omitted)		Value
Mongolia — 0.0%(16)
Development Bank of Mongolia, LLC, 7.25%, 10/23/23(14)	USD	200	$200,400

Total Mongolia			$200,400

New Zealand — 5.9%
New Zealand Government Bond, 2.00%, 9/20/25(14)(15)	NZD	43,161	$31,806,253
New Zealand Government Bond, 2.50%, 9/20/35(14)(15)	NZD	604	486,220
New Zealand Government Bond, 3.00%, 9/20/30(14)(15)	NZD	62,458	51,437,324

Total New Zealand			$83,729,797

Peru — 4.5%
Peru Government Bond, 6.35%, 8/12/28	PEN	201,160	$63,831,892

Total Peru			$63,831,892

Serbia — 1.5%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,877,300	$19,543,226
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	97,420	1,014,207

Total Serbia			$20,557,433

Sri Lanka — 0.6%
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	40,000	$213,084
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	29,000	163,250
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	351,000	1,948,805
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	119,000	655,819
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	388,000	2,126,384
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	77,000	433,614
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	11,000	62,197
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	453,000	2,552,480

Total Sri Lanka			$8,155,633

Thailand — 2.1%
Thailand Government Bond, 1.25%, 3/12/28(14)(15)	THB	990,443	$29,554,876

Total Thailand			$29,554,876

Total Foreign Government Bonds (identified cost $398,007,233)			$397,740,615

Foreign Corporate Bonds — 3.2%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.2%
Pampa Energia SA, 7.50%, 1/24/27(14)	USD	2,000	$1,785,000
YPF SA, 51.729%, (BADLAR + 4.00%), 7/7/20(4)(14)	USD	1,250	502,625

Total Argentina			$2,287,625

Bahrain — 0.1%
Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(14)	USD	1,500	$1,552,035

Total Bahrain			$1,552,035

Belarus — 0.1%
Eurotorg, LLC Via Bonitron DAC, 8.75%, 10/30/22(14)	USD	1,900	$1,920,710

Total Belarus			$1,920,710

11

Security	Principal Amount (000’s omitted)		Value
Brazil — 0.2%
Unigel Luxembourg SA, 10.50%, 1/22/24(14)	USD	2,000	$2,100,000

Total Brazil			$2,100,000

Bulgaria — 0.1%
Eurohold Bulgaria AD, 6.50%, 12/7/22(14)	EUR	1,200	$1,302,969

Total Bulgaria			$1,302,969

Canada — 0.1%
Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(14)	USD	1,500	$1,421,250

Total Canada			$1,421,250

China — 0.3%
21Vianet Group, Inc., 7.00%, 8/17/20(14)	USD	1,500	$1,490,625
CAR, Inc., 6.125%, 2/4/20(14)	USD	1,000	992,000
CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(14)	USD	500	480,256
KWG Group Holdings, Ltd., 6.00%, 9/15/22(14)	USD	550	520,108
Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(14)	USD	500	496,128
Times China Holdings, Ltd., 6.25%, 1/17/21(14)	USD	500	494,955

Total China			$4,474,072

Colombia — 0.1%
Frontera Energy Corp., 9.70%, 6/25/23(14)	USD	2,000	$2,020,000

Total Colombia			$2,020,000

El Salvador — 0.1%
AES El Salvador Trust II, 6.75%, 3/28/23(14)	USD	2,000	$1,862,500

Total El Salvador			$1,862,500

Georgia — 0.1%
JSC Georgia Capital, 6.125%, 3/9/24(14)	USD	1,650	$1,501,500

Total Georgia			$1,501,500

Honduras — 0.0%(16)
Inversiones Atlantida SA, 8.25%, 7/28/22(14)	USD	610	$616,100

Total Honduras			$616,100

Hong Kong — 0.2%
CITIC, Ltd., 6.625%, 4/15/21(14)	USD	1,000	$1,061,230
CNAC HK Finbridge Co., Ltd., 4.125%, 3/14/21(14)	USD	1,000	1,004,096

Total Hong Kong			$2,065,326

Iceland — 0.1%
WOW Air HF, 9.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(4)	EUR	900	$1,003,098

Total Iceland			$1,003,098

Indonesia — 0.1%
Pertamina Persero PT, 5.25%, 5/23/21(14)	USD	1,000	$1,032,936

Total Indonesia			$1,032,936

Mexico — 0.5%
Credito Real SAB de CV SOFOM ER, 9.50%, 2/7/26	USD	1,730	$1,730,000
Cydsa SAB de CV, 6.25%, 10/4/27(14)	USD	1,000	924,190
Grupo Kaltex SA de CV, 8.875%, 4/11/22(14)	USD	1,750	1,163,767

12

Security	Principal Amount (000’s omitted)		Value
Grupo KUO SAB De CV, 5.75%, 7/7/27(14)	USD	1,326	$1,273,093
Grupo Televisa SAB, 7.25%, 5/14/43	MXN	28,430	987,038
Petroleos Mexicanos, 5.50%, 1/21/21	USD	1,000	1,005,750

Total Mexico			$7,083,838

Netherlands — 0.1%
Metinvest BV, 7.75%, 4/23/23(14)	USD	1,600	$1,529,806

Total Netherlands			$1,529,806

Nigeria — 0.1%
SEPLAT Petroleum Development Co. PLC, 9.25%, 4/1/23(14)	USD	2,000	$2,052,500

Total Nigeria			$2,052,500

Panama — 0.1%
Promerica Financial Corp., 9.70%, 5/14/24(14)	USD	1,300	$1,327,625

Total Panama			$1,327,625

Saudi Arabia — 0.1%
Dar Al-Arkan Sukuk Co., Ltd., 6.875%, 4/10/22(14)	USD	1,500	$1,428,075

Total Saudi Arabia			$1,428,075

Singapore — 0.1%
ABJA Investment Co. Pte., Ltd., 5.45%, 1/24/28(14)	USD	1,000	$904,623
Puma International Financing SA, 5.125%, 10/6/24(14)	USD	1,100	968,660

Total Singapore			$1,873,283

Spain — 0.1%
Atento Luxco 1 SA, 6.125%, 8/10/22(14)	USD	1,300	$1,277,250

Total Spain			$1,277,250

Turkey — 0.1%
Turkiye Sise ve Cam Fabrikalari AS, 4.25%, 5/9/20(14)	USD	800	$793,824

Total Turkey			$793,824

Ukraine — 0.1%
MHP Lux SA, 6.95%, 4/3/26(14)	USD	1,500	$1,350,000
MHP SE, 7.75%, 5/10/24(14)	USD	200	192,988

Total Ukraine			$1,542,988

United Kingdom — 0.1%
Petra Diamonds US Treasury PLC, 7.25%, 5/1/22(14)	USD	1,000	$942,500

Total United Kingdom			$942,500

Total Foreign Corporate Bonds (identified cost $45,955,412)			$45,011,810

Common Stocks — 0.3%

Security	Shares		Value
Iceland — 0.3%
Arion Banki HF(5)		2,497,017	$1,651,856
Eik Fasteignafelag HF(17)		3,180,300	228,700

13

Security	Shares	Value
Eimskipafelag Islands HF	326,400	$562,147
Hagar HF	1,349,100	504,167
Reginn HF(17)	1,843,700	334,194
Reitir Fasteignafelag HF	875,500	535,229
Siminn HF	13,623,900	427,901
Sjova-Almennar Tryggingar HF	1,663,744	202,804

Total Iceland		$4,446,998

Total Common Stocks (identified cost $6,203,464)		$4,446,998

Closed-End Funds — 3.8%

Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	1,000,336	$10,013,363
BlackRock Multi-Sector Income Trust	675,742	11,244,347
Brookfield Real Assets Income Fund, Inc.	188,718	3,972,514
MFS Multimarket Income Trust	1,093,200	6,132,852
Nuveen Global High Income Fund	456,000	6,785,280
PGIM Global Short Duration High Yield Fund, Inc.	293,307	4,062,302
Wells Fargo Income Opportunities Fund	669,620	5,182,859
Western Asset High Income Opportunity Fund, Inc.	1,288,797	6,224,889

Total Closed-End Funds (identified cost $58,602,255)		$53,618,406

Other — 3.0%

Security	Principal Amount/Shares	Value
Reinsurance — 3.0%
Altair V Reinsurance(11)(17)(18)(19)	1,932	$154,547
Altair VI Reinsurance(11)(17)(18)(19)	1,000	3,637,339
Blue Lotus Re, Ltd.(11)(17)(18)(19)	6,000	6,312,000
Eden Re II, Ltd., 0.00%(5)(11)(19)	$125,000	190,800
Eden Re II, Ltd., 0.00%(5)(11)(19)	$500,000	504,250
Eden Re II, Ltd., 0.00%(5)(11)(19)	$9,500,000	9,575,050
Eden Re II, Ltd., 0.00%(5)(11)(19)	$375,000	595,050
Eden Re II, Ltd., 0.00%(5)(11)(19)	$574,114	303,362
Mt. Logan Re, Ltd.(11)(17)(18)(19)	2,000	1,906,856
Mt. Logan Re, Ltd.(11)(17)(18)(19)	10,000	8,668,090
Sussex Capital, Ltd.(11)(17)(18)(19)	6,000	6,000,000
Versutus Re, Ltd.(11)(17)(18)(19)	4,000	4,000,000

Total Other (identified cost $43,688,860)		$41,847,344

14

Short-Term Investments — 4.3%

Foreign Government Securities — 2.5%

Security	Principal Amount (000’s omitted)		Value
Egypt — 2.5%
Egypt Treasury Bill, 0.00%, 2/5/19	EGP	150,025	$8,468,981
Egypt Treasury Bill, 0.00%, 2/26/19	EGP	239,075	13,353,795
Egypt Treasury Bill, 0.00%, 8/6/19	EGP	200,525	10,376,999
Egypt Treasury Bill, 0.00%, 8/20/19	EGP	47,675	2,475,101

Total Egypt			$34,674,876

Total Foreign Government Securities (identified cost $34,351,019)			$34,674,876

U.S. Treasury Obligations — 0.7%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/14/19(20)		$10,500	$10,491,128

Total U.S. Treasury Obligations (identified cost $10,491,128)			$10,491,128

Other — 1.1%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(21)		15,801,529	$15,801,529

Total Other (identified cost $15,801,529)			$15,801,529

Total Short-Term Investments (identified cost $60,643,676)			$60,967,533

Total Purchased Options and Swaptions — 1.5% (identified cost $24,806,867)			$22,068,252

Total Investments — 96.5% (identified cost $1,428,582,432)			$1,361,669,038

Total Written Options — (0.0)%(16) (premiums received $389,497)			$(49,200)

Other Assets, Less Liabilities — 3.5%			$49,891,202

Net Assets — 100.0%			$1,411,511,040

15

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2019.

(2)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2019.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $291,053,305 or 20.6% of the Portfolio’s net assets.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2019.

(7)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2019.

(8)	When-issued, variable rate security whose rate will be determined after January 31, 2019.

(9)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(10)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(12)	This Senior Loan will settle after January 31, 2019, at which time the interest rate will be determined.

(13)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(14)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $155,471,043 or 11.0% of the Portfolio’s net assets.

(15)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(16)	Amount is less than 0.05% or (0.05)%, as applicable.

(17)	Non-income producing security.

(18)	Restricted security.

(19)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(20)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

16

(21)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $70,179.

Purchased Currency Options — 0.1%
Description	Counterparty	Notional Amount		Exercise Price	Expiration Date	Value
Call GBP/Put USD	Goldman Sachs International	GBP	38,000,000	USD 1.31	7/22/19	$1,812,260
Call SEK/Put EUR	BNP Paribas	EUR	12,770,000	SEK 9.96	4/15/19	10,568
Call SEK/Put EUR	BNP Paribas	EUR	8,300,000	SEK 9.96	4/15/19	6,869
Call SEK/Put EUR	Citibank, N.A.	EUR	19,170,000	SEK 9.58	4/12/19	4,739
Call SEK/Put EUR	Citibank, N.A.	EUR	12,780,000	SEK 9.96	4/12/19	9,830
Call SEK/Put EUR	Citibank, N.A.	EUR	6,390,000	SEK 9.96	4/12/19	4,915
Call SEK/Put EUR	Citibank, N.A.	EUR	6,390,000	SEK 9.96	4/12/19	4,915
Call SEK/Put EUR	Deutsche Bank AG	EUR	16,610,000	SEK 9.56	4/23/19	4,620
Call SEK/Put EUR	Deutsche Bank AG	EUR	12,650,000	SEK 9.56	4/23/19	3,518
Put EUR/Call USD	Citibank, N.A.	EUR	21,000,000	USD 1.12	2/1/19	385

Total						$1,862,619

Purchased Interest Rate Swaptions — 1.2%

Description	Counterparty	Notional Amount	Expiration Date	Value
Option to enter into interest rate swap expiring 2/2/48 to pay 3-month USD-LIBOR Rate and receive 2.908%	Bank of America, N.A.	$40,000,000	1/31/28	$4,511,459
Option to enter into interest rate swap expiring 2/2/48 to receive 3-month USD-LIBOR Rate and pay 2.908%	Bank of America, N.A.	40,000,000	1/31/28	4,526,381
Option to enter into interest rate swap expiring 12/15/47 to pay 3-month USD-LIBOR Rate and receive 2.68%	Morgan Stanley & Co. International PLC	38,000,000	12/13/27	3,637,708
Option to enter into interest rate swap expiring 12/15/47 to receive 3-month USD-LIBOR Rate and pay 2.68%	Morgan Stanley & Co. International PLC	38,000,000	12/13/27	4,995,850

Total				$17,671,398

Purchased Call Options — 0.2%

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price/ Spread	Expiration Date	Value
2-year 10 CMS Curve Cap	Morgan Stanley & Co. International PLC	Not Applicable	USD	450,000,000	0.135%	8/2/21	$1,522,278
Euro Stoxx 50 Index	Goldman Sachs International	4,258	EUR	13,452,853	EUR 3,100.00	5/3/22	954,557
E-mini S&P 500 Index Futures 3/20/19	Citibank, N.A.	164	USD	22,176,900	USD 2,835.00	3/15/19	57,400

Total							$2,534,235

17

Written Put Options — (0.0)%(16)

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
E-mini S&P 500 Index Futures 3/2019	Citibank, N.A.	164	USD 22,176,900	USD 2,405.00	3/15/19	$(49,200)

Total						$(49,200)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	9,678,200	USD	10,976,143	Standard Chartered Bank	2/1/19	$101,520	$—
EUR	17,888,025	USD	20,437,963	Standard Chartered Bank	2/1/19	36,662	—
EUR	3,135,500	USD	3,559,859	Standard Chartered Bank	2/1/19	29,033	—
EUR	5,074,325	USD	5,799,192	Standard Chartered Bank	2/1/19	8,878	—
GBP	18,960,000	USD	24,765,552	Citibank, N.A.	2/1/19	102,370	—
NZD	13,137,000	USD	8,964,689	Citibank, N.A.	2/1/19	115,607	—
NZD	499,000	USD	340,518	Citibank, N.A.	2/1/19	4,391	—
USD	21,145,793	EUR	17,888,025	Standard Chartered Bank	2/1/19	671,167	—
USD	3,582,466	EUR	3,135,500	Standard Chartered Bank	2/1/19	—	(6,426)
USD	5,797,670	EUR	5,074,325	Standard Chartered Bank	2/1/19	—	(10,400)
USD	11,057,827	EUR	9,678,200	Standard Chartered Bank	2/1/19	—	(19,836)
USD	24,707,682	GBP	18,898,000	Standard Chartered Bank	2/1/19	—	(78,921)
USD	81,040	GBP	62,000	Standard Chartered Bank	2/1/19	—	(279)
USD	328,324	NZD	499,000	HSBC Bank USA, N.A.	2/1/19	—	(16,585)
USD	8,643,673	NZD	13,137,000	HSBC Bank USA, N.A.	2/1/19	—	(436,623)
AUD	2,760,000	USD	1,957,116	Australia and New Zealand Banking Group Limited	2/4/19	49,128	—
BRL	62,214,299	USD	16,757,647	Standard Chartered Bank	2/4/19	300,452	—
BRL	42,509,000	USD	11,640,242	Standard Chartered Bank	2/4/19	15,000	—
BRL	19,705,299	USD	5,395,903	UBS AG	2/4/19	6,953	—
NZD	4,145,000	USD	2,869,584	Citibank, N.A.	2/4/19	—	(4,559)
NZD	157,000	USD	108,691	Citibank, N.A.	2/4/19	—	(173)
USD	2,007,900	AUD	2,760,000	Citibank, N.A.	2/4/19	1,656	—
USD	17,036,145	BRL	62,214,299	Standard Chartered Bank	2/4/19	—	(21,954)
USD	11,447,152	BRL	42,509,000	Standard Chartered Bank	2/4/19	—	(208,090)
USD	5,297,123	BRL	19,705,299	UBS AG	2/4/19	—	(105,733)
USD	102,600	NZD	157,000	Australia and New Zealand Banking Group Limited	2/4/19	—	(5,918)
USD	2,708,778	NZD	4,145,000	Australia and New Zealand Banking Group Limited	2/4/19	—	(156,246)
TRY	24,000,000	USD	4,523,352	Standard Chartered Bank	2/8/19	103,208	—
AUD	16,000,000	USD	11,683,680	Australia and New Zealand Banking Group Limited	2/11/19	—	(52,160)
ILS	109,230,000	USD	30,013,189	JPMorgan Chase Bank, N.A.	2/11/19	46,005	—
USD	29,272,411	ILS	109,230,000	JPMorgan Chase Bank, N.A.	2/11/19	—	(786,783)
USD	12,227,580	NZD	18,000,000	Australia and New Zealand Banking Group Limited	2/11/19	—	(216,182)
SEK	155,676,000	EUR	15,164,158	Citibank, N.A.	2/12/19	—	(152,795)
USD	11,579,432	NZD	17,039,000	HSBC Bank USA, N.A.	2/13/19	—	(200,507)
USD	18,141,495	NZD	26,695,000	HSBC Bank USA, N.A.	2/13/19	—	(314,134)
ARS	9,300,000	USD	240,497	BNP Paribas	2/19/19	4,891	—
SEK	162,162,000	EUR	15,795,950	Citibank, N.A.	2/19/19	—	(159,946)
TRY	37,000,000	USD	6,797,106	HSBC Bank USA, N.A.	2/19/19	291,671	—
TRY	16,883,000	USD	3,040,886	Standard Chartered Bank	2/19/19	193,704	—
USD	205,116	ARS	7,858,000	BNP Paribas	2/19/19	—	(2,223)

18

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	277,003	ARS	10,612,000	BNP Paribas	2/19/19	$—	$(3,002)
AUD	2,270,401	USD	1,660,946	Australia and New Zealand Banking Group Limited	2/20/19	—	(10,199)
USD	1,710,948	NZD	2,495,385	Australia and New Zealand Banking Group Limited	2/20/19	—	(14,514)
EUR	8,371,975	USD	9,583,065	Goldman Sachs International	2/21/19	13,189	—
EUR	2,105,426	USD	2,407,498	Goldman Sachs International	2/21/19	5,816	—
EUR	5,295,000	USD	6,207,699	Goldman Sachs International	2/21/19	—	(138,383)
USD	9,815,052	EUR	8,371,975	Goldman Sachs International	2/21/19	218,799	—
USD	1,509,043	EUR	1,318,500	Goldman Sachs International	2/21/19	—	(2,268)
USD	2,387,947	EUR	2,109,000	Goldman Sachs International	2/21/19	—	(29,463)
GBP	18,960,000	USD	24,538,316	Citibank, N.A.	2/25/19	356,333	—
USD	24,795,509	GBP	18,960,000	Citibank, N.A.	2/25/19	—	(99,140)
USD	3,073,038	NZD	4,522,000	Citibank, N.A.	2/25/19	—	(54,106)
USD	3,934,060	NZD	5,789,000	Citibank, N.A.	2/25/19	—	(69,266)
IDR	21,793,265,881	USD	1,485,466	Goldman Sachs International	2/28/19	74,978	—
USD	7,622,107	KRW	8,581,730,000	Goldman Sachs International	2/28/19	—	(96,751)
USD	3,777,325	KRW	4,252,890,000	Standard Chartered Bank	2/28/19	—	(47,948)
USD	6,101,475	KRW	6,865,380,000	Standard Chartered Bank	2/28/19	—	(73,608)
USD	720,657	MXN	13,735,471	Goldman Sachs International	2/28/19	4,868	—
USD	147,859	NZD	215,331	Australia and New Zealand Banking Group Limited	2/28/19	—	(1,062)
USD	1,992,641	NZD	2,901,950	Australia and New Zealand Banking Group Limited	2/28/19	—	(14,310)
USD	31,254,237	PEN	106,030,000	The Bank of Nova Scotia	2/28/19	—	(585,465)
AUD	2,591,704	USD	1,899,628	Australia and New Zealand Banking Group Limited	3/4/19	—	(14,915)
IDR	470,000,000,000	USD	32,548,476	JPMorgan Chase Bank, N.A.	3/4/19	1,107,091	—
ILS	109,110,000	USD	29,607,218	Goldman Sachs International	3/4/19	458,502	—
USD	10,929,505	IDR	157,822,053,979	JPMorgan Chase Bank, N.A.	3/4/19	—	(371,752)
USD	32,397,143	IDR	467,814,750,000	JPMorgan Chase Bank, N.A.	3/4/19	—	(1,101,944)
USD	29,105,702	ILS	109,110,000	Goldman Sachs International	3/4/19	—	(960,018)
USD	1,900,311	NZD	2,766,000	Australia and New Zealand Banking Group Limited	3/4/19	—	(12,793)
BRL	42,509,000	USD	11,424,540	Standard Chartered Bank	3/6/19	212,038	—
BRL	19,705,299	USD	5,286,749	UBS AG	3/6/19	107,456	—
EUR	323,442	USD	369,765	Standard Chartered Bank	3/7/19	1,419	—
EUR	50,406	USD	58,053	Standard Chartered Bank	3/7/19	—	(206)
EUR	303,169	USD	357,057	Standard Chartered Bank	3/7/19	—	(9,138)
USD	3,896,658	EUR	3,258,797	Standard Chartered Bank	3/7/19	156,838	—
USD	1,076,162	EUR	900,000	Standard Chartered Bank	3/7/19	43,315	—
AUD	4,119,000	USD	2,973,300	Australia and New Zealand Banking Group Limited	3/11/19	22,357	—
THB	780,000,000	USD	23,842,274	Deutsche Bank AG	3/11/19	1,144,809	—
THB	53,972,000	USD	1,647,698	JPMorgan Chase Bank, N.A.	3/11/19	81,280	—
THB	273,309,658	USD	8,342,276	Standard Chartered Bank	3/11/19	413,122	—
THB	382,643,000	USD	11,705,917	UBS AG	3/11/19	551,945	—
USD	2,973,154	NZD	4,320,000	Australia and New Zealand Banking Group Limited	3/11/19	—	(15,175)
USD	16,155,154	THB	528,515,857	Deutsche Bank AG	3/11/19	—	(775,704)
USD	1,647,698	THB	53,972,000	JPMorgan Chase Bank, N.A.	3/11/19	—	(81,280)
USD	8,342,276	THB	273,309,658	Standard Chartered Bank	3/11/19	—	(413,122)
AUD	7,358,000	USD	5,311,954	Standard Chartered Bank	3/12/19	39,427	—
USD	5,479,371	NZD	7,948,000	Standard Chartered Bank	3/12/19	—	(18,705)
USD	4,498,264	PEN	15,148,803	Standard Chartered Bank	3/14/19	—	(48,702)
AUD	3,677,919	USD	2,652,232	Australia and New Zealand Banking Group Limited	3/15/19	22,779	—

19

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,736,547	NZD	3,973,000	Australia and New Zealand Banking Group Limited	3/15/19	$—	$(11,957)
USD	5,327,243	NZD	7,737,530	Deutsche Bank AG	3/18/19	—	(25,853)
USD	1,150,118	NZD	1,678,000	The Toronto-Dominion Bank	3/20/19	—	(10,826)
USD	15,590,336	NZD	22,746,000	The Toronto-Dominion Bank	3/20/19	—	(146,750)
USD	16,303,560	EUR	14,023,000	JPMorgan Chase Bank, N.A.	3/21/19	190,478	—
USD	16,341,428	EUR	14,257,607	Standard Chartered Bank	3/28/19	—	(51,508)
USD	917,125	NZD	1,337,658	BNP Paribas	3/29/19	—	(8,509)
USD	12,434,636	NZD	18,136,339	BNP Paribas	3/29/19	—	(115,360)
USD	1,115,154	EUR	969,050	Standard Chartered Bank	4/4/19	272	—
USD	11,810,934	OMR	4,666,500	BNP Paribas	4/8/19	—	(297,501)
AUD	1,475,000	USD	1,053,688	Australia and New Zealand Banking Group Limited	4/9/19	19,460	—
USD	1,090,922	NZD	1,611,621	Australia and New Zealand Banking Group Limited	4/9/19	—	(24,509)
NOK	154,000,000	EUR	15,713,789	State Street Bank and Trust Company	4/11/19	224,368	—
USD	5,568,061	KRW	6,223,700,000	JPMorgan Chase Bank, N.A.	4/15/19	—	(38,197)
USD	8,061,135	KRW	9,005,900,000	JPMorgan Chase Bank, N.A.	4/15/19	—	(51,306)
SEK	42,162,000	EUR	4,109,619	The Toronto-Dominion Bank	4/16/19	—	(46,572)
USD	1,388,700	EUR	1,209,781	Goldman Sachs International	4/16/19	—	(4,549)
SEK	171,000,000	EUR	16,674,146	Standard Chartered Bank	4/18/19	—	(196,547)
JPY	1,460,000,000	USD	13,436,002	State Street Bank and Trust Company	4/22/19	53,259	—
NOK	284,333,840	EUR	29,059,173	State Street Bank and Trust Company	4/23/19	342,876	—
USD	11,808,558	OMR	4,664,971	Standard Chartered Bank	4/24/19	—	(293,083)
USD	27,560,447	PEN	92,583,810	Standard Chartered Bank	4/29/19	—	(186,385)
AUD	26,683,272	USD	19,145,381	Citibank, N.A.	4/30/19	273,687	—
TWD	143,000,000	USD	4,920,853	Citibank, N.A.	4/30/19	—	(238,219)
TWD	142,787,000	USD	4,914,369	Deutsche Bank AG	4/30/19	—	(238,710)
USD	33,219,765	EUR	28,846,117	Citibank, N.A.	4/30/19	—	(40,245)
USD	8,860,667	KRW	9,936,795,000	Goldman Sachs International	4/30/19	—	(94,906)
USD	14,993,859	KRW	16,833,605,000	JPMorgan Chase Bank, N.A.	4/30/19	—	(177,490)
USD	4,374,857	NZD	6,392,392	Citibank, N.A.	4/30/19	—	(50,984)
USD	14,753,580	NZD	21,557,427	Citibank, N.A.	4/30/19	—	(171,936)
USD	4,487,373	TWD	129,887,000	Bank of America, N.A.	4/30/19	234,133	—
USD	5,385,147	TWD	155,900,000	Standard Chartered Bank	4/30/19	280,093	—
USD	341,076	NZD	499,000	Citibank, N.A.	5/1/19	—	(4,417)
USD	8,979,402	NZD	13,137,000	Citibank, N.A.	5/1/19	—	(116,292)
AUD	2,760,000	USD	2,010,494	Citibank, N.A.	5/6/19	—	(1,711)
CNH	81,215,000	USD	11,646,232	Morgan Stanley & Co. International PLC	5/6/19	464,113	—
CNH	77,740,000	USD	11,311,256	Morgan Stanley & Co. International PLC	5/6/19	280,915	—
CNH	5,380,000	USD	784,726	Morgan Stanley & Co. International PLC	5/6/19	17,511	—
CNH	112,345,000	USD	16,120,215	Standard Chartered Bank	5/6/19	632,069	—
USD	23,588,643	CNH	164,335,000	Morgan Stanley & Co. International PLC	5/6/19	—	(916,110)
USD	16,185,801	CNH	112,345,000	Standard Chartered Bank	5/6/19	—	(566,482)
USD	2,874,516	NZD	4,145,000	Citibank, N.A.	5/6/19	4,393	—
USD	108,878	NZD	157,000	Citibank, N.A.	5/6/19	166	—

20

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,902,696	EUR	2,527,248	JPMorgan Chase Bank, N.A.	5/16/19	$—	$(15,202)
CNH	9,871,000	USD	1,440,013	Citibank, N.A.	6/28/19	31,578	—
CNH	63,705,000	USD	9,290,642	Deutsche Bank AG	6/28/19	206,644	—
CNH	19,461,775	USD	2,836,993	Goldman Sachs International	6/28/19	64,412	—
CNH	142,076,000	USD	20,682,146	Standard Chartered Bank	6/28/19	498,866	—
CNH	78,000,000	USD	11,304,676	Standard Chartered Bank	6/28/19	323,741	—
CNH	83,565,225	USD	12,193,785	Standard Chartered Bank	6/28/19	264,308	—
USD	1,425,271	CNH	9,871,000	Citibank, N.A.	6/28/19	—	(46,320)
USD	7,075,117	CNH	47,000,000	Deutsche Bank AG	6/28/19	68,250	—
USD	2,405,328	CNH	16,705,000	Deutsche Bank AG	6/28/19	—	(85,092)
USD	2,808,621	CNH	19,461,775	Goldman Sachs International	6/28/19	—	(92,785)
USD	10,534,189	CNH	70,000,000	Standard Chartered Bank	6/28/19	98,430	—
USD	6,849,480	CNH	45,500,000	Standard Chartered Bank	6/28/19	66,237	—
USD	9,102,012	CNH	63,236,225	Standard Chartered Bank	6/28/19	—	(325,388)
USD	18,010,399	CNH	124,905,000	Standard Chartered Bank	6/28/19	—	(610,721)
USD	7,916,361	OMR	3,237,000	BNP Paribas	7/3/19	—	(471,118)
USD	4,984,721	OMR	2,039,000	BNP Paribas	7/15/19	—	(297,505)
USD	926,925	OMR	378,000	BNP Paribas	7/17/19	—	(52,287)
CNH	83,000,000	USD	12,023,235	Deutsche Bank AG	7/18/19	349,579	—
CNH	115,790,000	USD	16,773,866	Goldman Sachs International	7/18/19	486,955	—
CNH	85,000,000	USD	12,311,703	JPMorgan Chase Bank, N.A.	7/18/19	359,251	—
CNH	83,000,000	USD	12,028,173	Standard Chartered Bank	7/18/19	344,641	—
USD	12,256,350	CNH	83,000,000	Deutsche Bank AG	7/18/19	—	(116,465)
USD	4,849,731	CNH	32,790,000	Goldman Sachs International	7/18/19	—	(38,276)
USD	12,268,669	CNH	83,000,000	Goldman Sachs International	7/18/19	—	(104,145)
USD	12,570,245	CNH	85,000,000	JPMorgan Chase Bank, N.A.	7/18/19	—	(100,709)
USD	12,275,746	CNH	83,000,000	Standard Chartered Bank	7/18/19	—	(97,069)
JPY	2,603,776,500	USD	24,294,059	Standard Chartered Bank	7/22/19	—	(58,100)
USD	111,578,478	JPY	11,958,702,285	Standard Chartered Bank	7/22/19	266,844	—
USD	162	EUR	140	Standard Chartered Bank	8/1/19	—	(1)
CNH	165,000,000	USD	24,053,390	Barclays Bank PLC	8/27/19	537,944	—
USD	23,780,356	CNH	165,000,000	Barclays Bank PLC	8/27/19	—	(810,978)
USD	23,557,985	OMR	9,293,625	BNP Paribas	8/27/20	—	(210,969)

						$14,104,130	$(15,679,456)

Forward Volatility Agreements

Reference Entity	Counterparty	Settlement Date(1)	Notional Amount (000’s omitted)	Value/ Unrealized Depreciation
Straddle swaption on floating rate (3-month USD-LIBOR) versus fixed rate interest rate swap, maturing June 11, 2055, 5-year term	Bank of America, N.A.	6/10/20	$35,000	$(486,885)

				$(486,885)

(1)

At the settlement date, the Portfolio will purchase from the counterparty a straddle swaption (i.e. a receiver swaption and a payer swaption) with a determined premium amount of $7,787,500 and an interest rate component to be determined at a future date.

21

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	79	Long	3/15/19	$10,682,775	$591,710
Interest Rate Futures
CME 90-Day Eurodollar	1,892	Long	2/18/19	460,382,725	548,100
CME 90-Day Eurodollar	1,892	Short	3/16/20	(461,056,750)	(1,742,300)
CME 90-Day Eurodollar	4,723	Short	6/15/20	(1,151,585,475)	(1,986,312)
CME 90-Day Eurodollar	1,780	Long	12/14/20	434,164,250	2,536,500
CME 90-Day Eurodollar	1,780	Short	12/19/22	(433,741,500)	(2,091,500)
Euro-Buxl	180	Short	3/7/19	(38,292,349)	(1,273,253)
Japan 10-Year Bond	101	Short	3/13/19	(141,580,812)	(662,979)

					$(4,080,034)

CME: Chicago Mercantile Exchange.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
EUR	5,111	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$(100,940)
EUR	5,125	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(116,782)
EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	(129,239)
EUR	5,033	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	(153,865)
EUR	12,500	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.65% (pays upon termination)	11/15/32	(412,001)
EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	(754,699)
EUR	5,111	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	143,760
EUR	5,125	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	149,308
EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	175,171

22

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
EUR	5,033	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	$254,356
EUR	12,500	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	11/15/42	663,397
EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	1,258,676
EUR	4,356	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	242,413
EUR	4,356	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	223,490
USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	206,761
USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	(62,115)
USD	5,857	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	69,317
USD	5,857	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	88,855
USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	45,572
USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	37,097
USD	2,288	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	35,433
USD	1,994	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	(4,590)
USD	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.19% (pays upon termination)	11/8/47	30,775
USD	8,800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(557,823)
USD	19,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	1/9/49	481,589

							$1,813,916

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	-	Harmonised Indices of Consumer Prices

23

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CAD	92,000	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.68% (pays semi-annually)	11/21/23	$1,602,059	$—	$1,602,059
CZK	578,000	Receives	6-month CZK PRIBOR (pays semi-annually)	2.29% (pays annually)	8/24/28	(1,306,864)	—	(1,306,864)
HUF	2,125,500	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	(49,299)	—	(49,299)
HUF	1,495,700	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	(32,765)	—	(32,765)
HUF	1,450,029	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	10,010	—	10,010
HUF	587,850	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(2,644)	—	(2,644)
HUF	573,154	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	(3,355)	—	(3,355)
HUF	583,931	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(32,717)	—	(32,717)
HUF	1,485,300	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	(60,723)	—	(60,723)
HUF	707,985	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	(21,987)	—	(21,987)
HUF	285,989	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(9,957)	—	(9,957)
HUF	428,517	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(15,663)	—	(15,663)
HUF	286,920	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	(17,689)	—	(17,689)
HUF	1,547,321	Receives	6-month HUF BUBOR (pays semi-annually)	2.13% (pays annually)	11/4/26	(75,483)	—	(75,483)
HUF	281,331	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	(14,867)	—	(14,867)
HUF	279,468	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	(12,378)	—	(12,378)
HUF	769,469	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(38,546)	—	(38,546)
JPY	412,230	Receives	6-month JPY-LIBOR (pays semi-annually)	0.62% (pays semi-annually)	12/19/46	32,154	—	32,154
JPY	1,401,960	Receives	6-month JPY-LIBOR (pays semi-annually)	0.78% (pays semi-annually)	12/19/46	(450,273)	—	(450,273)
JPY	1,363,900	Receives	6-month JPY-LIBOR (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	(660,072)	—	(660,072)
JPY	1,013,000	Receives	6-month JPY-LIBOR (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(717,161)	—	(717,161)
JPY	456,000	Receives	6-month JPY-LIBOR (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(330,780)	—	(330,780)
MXN	1,081,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	855,069	—	855,069
MXN	10,211	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	9.36% (pays monthly)	12/3/38	(24,945)	—	(24,945)
NZD	65,710	Receives	3-month NZD Bank Bill (pays quarterly)	3.32% (pays semi-annually)	2/19/28	(3,650,026)	—	(3,650,026)
PLN	30,010	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	102,848	—	102,848
PLN	21,649	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	22,334	—	22,334

24

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	7,837	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	$14,178	$—	$14,178
PLN	28,997	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	63,932	—	63,932
PLN	8,288	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	48,026	—	48,026
PLN	12,637	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	65,319	—	65,319
PLN	8,425	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	45,212	—	45,212
PLN	10,411	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	52,878	—	52,878
PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	21,971	—	21,971
PLN	6,247	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	36,204	—	36,204
PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	29,286	—	29,286
PLN	22,905	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	11/4/26	139,433	—	139,433
PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	27,491	—	27,491
PLN	4,165	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	24,182	—	24,182
PLN	11,509	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	70,260	—	70,260
SGD	18,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	286,718	—	286,718
SGD	18,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	288,356	—	288,356
SGD	19,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/22/23	306,953	—	306,953
SGD	37,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.45% (pays semi-annually)	10/22/23	602,991	—	602,991
SGD	9,630	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	153,317	—	153,317
SGD	10,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	159,207	—	159,207
SGD	15,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	238,811	—	238,811
SGD	25,150	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.08% (pays semi-annually)	12/13/23	68,020	—	68,020
SGD	26,350	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.09% (pays semi-annually)	12/13/23	80,573	—	80,573
USD	4,000	Receives	3-month USD-LIBOR (pays quarterly)	1.66% (pays semi-annually)	2/24/19	(6,115)	—	(6,115)
USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	1.77% (pays semi-annually)	3/28/19	(1,746)	—	(1,746)
USD	133,500	Pays	3-month USD-LIBOR (pays quarterly)	2.62% (pays semi-annually)	1/8/21	(17,395)	—	(17,395)

25

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	133,500	Pays	3-month USD-LIBOR (pays quarterly)	3.04% (pays semi-annually)	4/30/22	$1,461,836	$—	$1,461,836
USD	29,500	Receives	3-month USD-LIBOR (pays quarterly)	2.65% (pays semi-annually)	1/8/29	15,747	—	15,747
USD	29,500	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	4/30/30	(926,868)	—	(926,868)
USD	100,000	Receives	3-month USD-LIBOR (pays quarterly)	2.78% (pays semi-annually)	9/21/45	(191,811)	—	(191,811)
USD	100,000	Pays	3-month USD-LIBOR (pays quarterly)	2.79% (pays semi-annually)	9/21/45	(125,071)	—	(125,071)
USD	45,000	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	10/28/45	2,312,542	—	2,312,542
USD	55,000	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	10/28/45	2,826,440	—	2,826,440
USD	45,000	Pays	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	10/28/45	(2,389,028)	—	(2,389,028)
USD	55,000	Pays	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	10/28/45	(2,919,924)	—	(2,919,924)
USD	11,693	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	9/20/47	624,820	(107,384)	517,436
USD	1,000	Pays	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	3/21/48	(54,032)	121,225	67,193
USD	3,250	Receives	3-month USD-LIBOR (pays quarterly)	2.92% (pays semi-annually)	12/21/48	(78,888)	—	(78,888)
USD	3,500	Receives	3-month USD-LIBOR (pays quarterly)	2.55% (pays semi-annually)	6/11/55	195,556	—	195,556
USD	3,500	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	7/27/55	75,593	—	75,593

Total						$(1,278,746)	$13,841	$(1,264,905)

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation
BNP Paribas	$10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.75% (pays upon termination)	6/22/26	$307,322
Goldman Sachs International	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	3/23/26	60,749
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	4/1/26	373,511

							$741,582

26

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation
Bank of America, N.A.	THB	1,600,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.84% (pays semi-annually)	3/16/23	$31,246
Bank of America, N.A.	THB	1,900,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.15% (pays semi-annually)	11/16/23	784,360

Total							$815,606

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Payments	Unrealized (Depreciation)
Malaysia	$155,000	1.00% (pays quarterly)(1)	12/20/23	$(1,613,154)	$(682,948)	$(2,296,102)

				$(1,613,154)	$(682,948)	$(2,296,102)

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation
Citibank, N.A.	$3,700	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	3-month USD-LIBOR (pays quarterly)	6/20/19	$14,104
Citibank, N.A.	45,000	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	3-month USD-LIBOR (pays quarterly)	6/20/19	1,407,056
Goldman Sachs International	20,400	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	3-month USD-LIBOR (pays quarterly)	6/20/19	223,016
Goldman Sachs International	53,000	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	3-month USD-LIBOR (pays quarterly)	6/20/19	1,818,055

					$3,462,231

27

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/ Unrealized Appreciation (Depreciation)
Barclays Bank PLC	3-month PLN WIBOR + 45 bp on PLN 166,475,385 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	12/7/20/ 12/5/23	$191,935
Barclays Bank PLC	3-month PLN WIBOR + 53.5 bp on PLN 117,044,424 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/27/22/ 10/27/27	164,755
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 75,476,100 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/22/ 11/3/27	88,432
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 107,216,880 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/16/22/ 11/16/27	124,509
Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 380,029,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/9/20/ 3/8/23	190,886
Barclays Bank PLC	3-month ZAR JIBAR + 54 bp on ZAR 380,029,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	3/12/20/ 3/8/23	190,021
Barclays Bank PLC	3-month ZAR JIBAR + 58 bp on ZAR 455,470,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/30/23/ 10/30/28	53,081
Barclays Bank PLC	3-month ZAR JIBAR + 55.5 bp on ZAR 480,312,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/7/23/ 11/7/28	29,962

28

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/ Unrealized Appreciation (Depreciation)
Goldman Sachs International	3-month ZAR JIBAR + 50.5 bp on ZAR 347,490,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/25/23/ 7/25/28	$(6,998)
Goldman Sachs International	3-month ZAR JIBAR + 50.5 bp on ZAR 267,000,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/27/23/ 7/27/28	(5,499)

				$1,021,084

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

BADLAR	-	Buenos Aires Deposits of Large Amount Rate

CMS	-	Constant Maturity Swap

COF	-	Cost of Funds 11th District

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

ARS	-	Argentine Peso

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

CZK	-	Czech Koruna

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

ZAR	-	South African Rand

29

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at January 31, 2019 were $2,562,217 or 0.2% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At January 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swaps to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index options and futures contracts to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps, options contracts, total return swaps and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps (centrally cleared)	$—	$(1,613,154)

Total		$—	$(1,613,154)

Equity Price	Financial futures contracts	$591,710	$—
Equity Price	Purchased options	1,011,957	—
Equity Price	Written options	—	(49,200)

Total		$1,603,667	$(49,200)

Foreign Exchange	Purchased currency options	$1,862,619	$—
Foreign Exchange	Forward foreign currency exchange contracts	14,104,130	(15,679,456)

Total		$15,966,749	$(15,679,456)

Interest Rate	Cross-currency swaps	$1,033,581	$(12,497)
Interest Rate	Financial futures contracts	3,084,600	(7,756,344)
Interest Rate	Forward volatility agreements	—	(486,885)
Interest Rate	Inflation swaps	741,582	—
Interest Rate	Inflation swaps (centrally cleared)	4,105,970	(2,292,054)
Interest Rate	Interest rate swaps	815,606	—
Interest Rate	Interest rate swaps (centrally cleared)	12,960,326	(14,239,072)
Interest Rate	Purchased interest rate swaptions	17,671,398	—
Interest Rate	Purchased options	1,522,278
Interest Rate	Total return swaps	3,462,231	—

Total		$45,397,572	$(24,786,852)

30

Restricted Securities

At January 31, 2019, the Portfolio owned the following securities (representing 2.2% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Other
Altair V Reinsurance	12/22/16	1,932	$1,931,845	$154,547
Altair VI Reinsurance	12/29/17	1,000	4,682,901	3,637,339
Blue Lotus Re, Ltd.	12/20/17	6,000	6,000,000	6,312,000
Mt. Logan Re, Ltd.	1/2/18	10,000	8,188,745	8,668,090
Mt. Logan Re, Ltd.	1/22/19	2,000	1,811,255	1,906,856
Sussex Capital, Ltd.	12/17/18	6,000	6,000,000	6,000,000
Versutus Re, Ltd.	12/17/18	4,000	4,000,000	4,000,000

Total Restricted Securities			$32,614,746	$30,678,832

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Collateralized Mortgage Obligations	$—	$372,821,548		$—	$372,821,548
Mortgage Pass-Throughs	—	7,373,833		—	7,373,833
Commercial Mortgage-Backed Securities	—	36,226,705		—	36,226,705
Asset-Backed Securities	—	222,910,934		—	222,910,934
Small Business Administration Loans (Interest Only)	—	72,843,790		—	72,843,790
Senior Floating-Rate Loans	—	19,274,169		2,693,217	21,967,386
Sovereign Loans	—	1,823,884		—	1,823,884
Foreign Government Bonds	—	397,740,615		—	397,740,615
Foreign Corporate Bonds	—	45,011,810		—	45,011,810
Common Stocks	—	4,446,998	*	—	4,446,998
Closed-End Funds	53,618,406	—		—	53,618,406
Other	—	—		41,847,344	41,847,344

31

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments -
Foreign Government Securities	$—	$34,674,876	$—	$34,674,876
U.S. Treasury Obligations	—	10,491,128	—	10,491,128
Other	—	15,801,529	—	15,801,529
Purchased Currency Options	—	1,862,619	—	1,862,619
Purchased Interest Rate Swaptions	—	17,671,398	—	17,671,398
Purchased Call Options	57,400	2,476,835	—	2,534,235
Total Investments	$53,675,806	$1,263,452,671	$44,540,561	$1,361,669,038
Forward Foreign Currency Exchange Contracts	$—	$14,104,130	$—	$14,104,130
Futures Contracts	3,676,310	—	—	3,676,310
Swap Contracts	—	23,119,296	—	23,119,296
Total	$57,352,116	$1,300,676,097	$44,540,561	$1,402,568,774

Liability Description
Written Put Options	$(49,200)	$—	$—	$(49,200)
Forward Foreign Currency Exchange Contracts	—	(15,679,456)	—	(15,679,456)
Forward Volatility Agreements	—	(486,885)	—	(486,885)
Futures Contracts	(7,756,344)	—	—	(7,756,344)
Swap Contracts	—	(18,156,777)	—	(18,156,777)
Total	$(7,805,544)	$(34,323,118)	$—	$(42,128,662)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Senior Floating-Rate Loans	Investments in Other	Total
Balance as of October 31, 2018	$—	$34,487,429	$34,487,429
Realized gains (losses)	—	—	—
Change in net unrealized appreciation (depreciation)	(73,827)	(924,662)	(998,489)
Cost of purchases	1,087,465	21,811,255	22,898,720
Proceeds from sales	—	(13,526,678)	(13,526,678)
Accrued discount (premium)	186,578	—	186,578
Transfers to Level 3(1)	1,493,001	—	1,493,001
Transfers from Level 3(1)	—	—	—

Balance as of January 31, 2019	$2,693,217	$41,847,344	$44,540,561

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2019	$(73,827)	$(1,471,017)	$(1,544,844)

(1)

Transfers are reflected at the value of the securities at the beginning of the period. An investment was transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

The Portfolio’s investments in Level 3 securities were primarily valued on the basis of broker quotations.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

32

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

January 31, 2019 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing directly in securities and in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2019, the Fund owned 0.9% of Tax-Managed Growth Portfolio’s outstanding interests, 47.7% of Tax-Managed International Equity Portfolio’s outstanding interests, 41.7% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, 31.9% of Tax-Managed Small-Cap Portfolio’s outstanding interests and 18.5% of Tax-Managed Value Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2019 is set forth below.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 91.0%

Description		Value
Tax-Managed Growth Portfolio (identified cost, $75,425,550)		$155,067,380
Tax-Managed International Equity Portfolio (identified cost, $30,144,574)		31,971,378
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $31,215,845)		64,659,273
Tax-Managed Small-Cap Portfolio (identified cost, $46,772,911)		53,417,646
Tax-Managed Value Portfolio (identified cost, $87,404,233)		131,411,783

Total Investments in Affiliated Portfolios (identified cost $270,963,113)		$436,527,460

Preferred Stocks — 2.5%

Security	Shares	Value
Banks — 0.5%
Texas Capital Bancshares, Inc., 6.50%	19,075	$489,847
Wells Fargo & Co., Series L, 7.50% (Convertible)	1,194	1,530,947
Wells Fargo & Co., Series Y, 5.625%	8,775	217,795

		$2,238,589

Capital Markets — 0.4%
Morgan Stanley, Series G, 6.625%	21,325	$542,934
Northern Trust Corp., Series C, 5.85%	60,000	1,594,800

		$2,137,734

Consumer Finance — 0.4%
Capital One Financial Corp., Series B, 6.00%	40,000	$1,011,200
Capital One Financial Corp., Series C, 6.25%	38,650	983,256

		$1,994,456

Electric Utilities — 0.1%
Southern Co. (The), 6.25%	17,284	$452,668

		$452,668

Equity Real Estate Investment Trusts (REITs) — 0.4%
CBL & Associates Properties, Inc., Series D, 7.375%	52,975	$775,554
SITE Centers Corp., Series A, 6.375%	19,000	417,240
SITE Centers Corp., Series K, 6.25%	6,000	147,360
Vornado Realty Trust, Series K, 5.70%	20,000	504,000

		$1,844,154

Insurance — 0.2%
PartnerRe, Ltd., Series I, 5.875%	39,839	$1,023,066

		$1,023,066

1

Security	Shares	Value
Machinery — 0.2%
Stanley Black & Decker, Inc., 5.75%	35,497	$902,689

		$902,689

Oil, Gas & Consumable Fuels — 0.3%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(1)	59,850	$1,201,788

		$1,201,788

Pipelines — 0.0%(2)
Enbridge, Inc., Series B, 6.375% to 4/15/23(1)	5,400	$136,080

Total Preferred Stocks (identified cost $12,656,769)		$11,931,224

Debt Obligations — 4.9%(3)

Security	Principal Amount (000’s omitted)	Value
Automobiles — 0.1%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(1)(4)	$610	$523,975

		$523,975

Banks — 2.9%
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(1)(4)	$700	$617,554
Bank of America Corp., Series DD, 6.30% to 3/10/26(1)(4)	475	512,511
Bank of America Corp., Series FF, 5.875% to 3/15/28(1)(4)	1,040	1,017,666
Bank of New York Mellon Corp. (The), Series D, 4.50% to 6/20/23(1)(4)	1,000	921,475
Barclays PLC, 7.75% to 9/15/23(1)(4)	1,080	1,077,748
Citigroup, Inc., Series M, 6.30% to 5/15/24(1)(4)	390	395,450
Citigroup, Inc., Series R, 6.125% to 11/15/20(1)(4)	325	330,065
Citigroup, Inc., Series T, 6.25% to 8/15/26(1)(4)	398	412,316
Credit Agricole SA, 7.875% to 1/23/24(1)(4)(5)	730	767,385
Danske Bank A/S, 7.00% to 6/26/25(1)(4)(6)	415	379,206
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(1)(4)(5)	473	463,999
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(1)(4)	1,220	1,147,074
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(1)(4)	2,075	2,126,014
KeyCorp, Series D, 5.00% to 9/15/26(1)(4)	975	922,867
Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(4)	600	612,000
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(1)(4)	485	461,465
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(4)	778	815,733
Societe Generale SA, 6.75% to 4/6/28(1)(4)(5)	1,040	950,009

		$13,930,537

Capital Markets — 0.4%
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(1)(4)	$880	$783,398
UBS Group AG, 6.875% to 8/7/25(1)(4)(6)	1,000	1,003,954

		$1,787,352

Diversified Financial Services — 0.1%
Unifin Financiera SAB de CV, 8.875% to 1/29/25(1)(4)(5)	$508	$439,522

		$439,522

2

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 0.3%
Southern California Edison Co., Series E, 6.25% to 2/1/22(1)(4)	$866	$815,317
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)	501	498,972

		$1,314,289

Food Products — 0.2%
Land O’ Lakes, Inc., 8.00%(4)(5)	$964	$1,000,150

		$1,000,150

Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(1)(4)(5)	$470	$453,158

		$453,158

Insurance — 0.1%
Voya Financial, Inc., Series A, 6.125% to 9/15/23(1)(4)	$457	$452,812

		$452,812

Metals & Mining — 0.1%
BHP Billiton Finance USA, Ltd., 6.75% to 10/20/25, 10/19/75(1)(5)	$431	$470,426

		$470,426

Multi-Utilities — 0.2%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(1)(4)	$900	$900,751

		$900,751

Oil, Gas & Consumable Fuels — 0.3%
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(1)(4)	$736	$603,520
Odebrecht Oil & Gas Finance, Ltd., 0.00%,(4)(5)	550	9,598
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(1)(4)	1,050	942,611

		$1,555,729

Pipelines — 0.1%
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(1)(4)	$636	$573,338

		$573,338

Total Debt Obligations (identified cost $24,614,952)		$23,402,039

Exchange-Traded Funds — 1.6%

Security	Shares	Value
Equity Funds — 1.6%
iShares U.S. Preferred Stock ETF	204,586	$7,397,830

Total Exchange-Traded Funds (identified cost $8,031,552)		$7,397,830

Total Investments — 100.0% (identified cost $316,266,386)		$479,258,553

Other Assets, Less Liabilities — 0.0%(2)		$226,563

Net Assets — 100.0%		$479,485,116

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security converts to floating rate after the indicated fixed-rate coupon period.

(2)	Amount is less than 0.05%.

(3)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $4,554,247 or 0.9% of the Fund’s net assets.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $1,383,160 or 0.3% of the Fund’s net assets.

The Fund did not have any open derivative instruments at January 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$436,527,460	$—	$—	$436,527,460
Preferred Stocks	11,931,224	—	—	11,931,224
Debt Obligations	—	23,402,039	—	23,402,039
Exchange-Traded Funds	7,397,830	—	—	7,397,830
Total Investments	$455,856,514	$23,402,039	$—	$479,258,553

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

4

Eaton Vance

Tax-Managed Global Dividend Income Fund

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.1%

Security	Shares	Value
Aerospace & Defense — 0.7%
CAE, Inc.	219,249	$4,658,801

		$4,658,801

Auto Components — 0.7%
Continental AG	28,695	$4,534,855

		$4,534,855

Banks — 8.2%
Banco Santander SA	775,729	$3,678,997
Bank of America Corp.	209,906	5,976,024
Canadian Imperial Bank of Commerce	71,332	6,048,250
Citigroup, Inc.	107,277	6,915,075
ING Groep NV	413,960	4,911,970
KeyCorp	326,926	5,384,471
Nordea Bank AB	298,982	2,721,120
Skandinaviska Enskilda Banken AB, Class A	240,982	2,529,501
Societe Generale SA	95,561	2,979,544
Swedbank AB, Class A	104,907	2,383,114
UniCredit SpA	223,134	2,579,534
Wells Fargo & Co.	121,348	5,935,131

		$52,042,731

Beverages — 2.9%
Anheuser-Busch InBev SA/NV	48,563	$3,710,372
Coca-Cola Co. (The)	187,894	9,043,338
Diageo PLC	152,307	5,813,012

		$18,566,722

Building Products — 0.9%
Assa Abloy AB, Class B	314,863	$5,867,189

		$5,867,189

Chemicals — 2.6%
BASF SE	69,449	$5,087,669
Ecolab, Inc.	44,726	7,074,312
Sika AG	32,284	4,263,290

		$16,425,271

Construction & Engineering — 0.2%
Abengoa SA, Class A(1)	74,946	$2,199
Abengoa SA, Class B(1)	774,970	7,108
Skanska AB, Class B	85,592	1,498,730

		$1,508,037

1

Security	Shares	Value
Consumer Finance — 1.6%
Discover Financial Services	64,562	$4,357,289
Navient Corp.(2)	253,127	2,885,648
OneMain Holdings, Inc.(1)	105,537	3,154,501

		$10,397,438

Diversified Financial Services — 1.3%
ORIX Corp.	525,780	$7,930,768

		$7,930,768

Diversified Telecommunication Services — 1.0%
Deutsche Telekom AG	149,254	$2,426,997
Telstra Corp., Ltd.	1,845,048	4,183,157

		$6,610,154

Electric Utilities — 3.7%
Enel SpA	1,143,591	$6,911,768
Fortum Oyj	108,717	2,470,913
Iberdrola SA	527,257	4,358,031
NextEra Energy, Inc.	55,976	10,018,584

		$23,759,296

Electrical Equipment — 2.5%
Legrand SA	85,895	$5,088,972
Melrose Industries PLC	4,978,522	11,035,033

		$16,124,005

Electronic Equipment, Instruments & Components — 1.7%
CDW Corp.	36,498	$3,039,188
Keyence Corp.	14,797	7,614,760

		$10,653,948

Energy Equipment & Services — 0.8%
Halliburton Co.	153,271	$4,806,579

		$4,806,579

Entertainment — 2.5%
Activision Blizzard, Inc.	127,995	$6,046,484
Walt Disney Co. (The)	87,222	9,726,997

		$15,773,481

Equity Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.	55,606	$9,610,941
Equity Residential	45,351	3,290,669

		$12,901,610

Food & Staples Retailing — 0.7%
Metro AG	252,322	$4,270,018

		$4,270,018

Food Products — 1.8%
Mondelez International, Inc., Class A	128,422	$5,940,802
Nestle SA	60,335	5,260,239

		$11,201,041

2

Security	Shares	Value
Health Care Equipment & Supplies — 3.8%
Baxter International, Inc.	108,489	$7,864,368
Boston Scientific Corp.(1)	153,639	5,861,328
Danaher Corp.	50,656	5,618,763
Fisher & Paykel Healthcare Corp., Ltd.	122,907	1,069,661
Intuitive Surgical, Inc.(1)	6,735	3,526,715

		$23,940,835

Health Care Providers & Services — 1.4%
Anthem, Inc.	18,613	$5,639,739
UnitedHealth Group, Inc.	11,885	3,211,327

		$8,851,066

Hotels, Restaurants & Leisure — 1.6%
Compass Group PLC	261,634	$5,598,586
Sodexo SA	46,601	4,851,219

		$10,449,805

Household Products — 0.6%
Reckitt Benckiser Group PLC	52,410	$4,032,670

		$4,032,670

Industrial Conglomerates — 1.1%
Siemens AG	65,813	$7,226,123

		$7,226,123

Insurance — 3.7%
AIA Group, Ltd.	350,666	$3,166,341
Aviva PLC	937,498	5,098,685
Chubb, Ltd.	39,683	5,279,823
Prudential PLC	243,962	4,770,953
QBE Insurance Group, Ltd.	619,916	4,851,182

		$23,166,984

Interactive Media & Services — 4.5%
Alphabet, Inc., Class C(1)(2)	17,675	$19,731,840
Facebook, Inc., Class A(1)	51,143	8,525,026

		$28,256,866

Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc.(1)	10,066	$17,300,736
ZOZO, Inc.	82,761	1,674,638

		$18,975,374

IT Services — 1.2%
Amadeus IT Group SA	41,528	$3,019,850
Visa, Inc., Class A	35,518	4,795,285

		$7,815,135

Leisure Products — 0.8%
Yamaha Corp.	117,610	$5,147,031

		$5,147,031

3

Security	Shares	Value
Life Sciences Tools & Services — 0.6%
Lonza Group AG	15,059	$3,978,559

		$3,978,559

Machinery — 5.9%
Atlas Copco AB, Class A	113,665	$2,965,444
Fortive Corp.	62,726	4,703,823
Gardner Denver Holdings, Inc.(1)	141,632	3,494,061
ITT, Inc.	108,032	5,678,162
Kone Oyj, Class B	73,366	3,567,280
MISUMI Group, Inc.	169,026	3,868,847
SKF AB, Class B	110,114	1,854,783
Stanley Black & Decker, Inc.	46,052	5,822,815
Xylem, Inc.	79,781	5,685,194

		$37,640,409

Metals & Mining — 1.3%
BHP Group, Ltd.	169,457	$4,326,729
Rio Tinto, Ltd.	65,324	4,153,672

		$8,480,401

Multi-Utilities — 1.2%
CMS Energy Corp.	141,103	$7,357,110

		$7,357,110

Multiline Retail — 1.1%
Wesfarmers, Ltd.	299,349	$7,022,299

		$7,022,299

Oil, Gas & Consumable Fuels — 4.9%
BP PLC	675,991	$4,617,791
ConocoPhillips	73,834	4,997,824
EOG Resources, Inc.	74,420	7,382,464
Exxon Mobil Corp.	91,134	6,678,300
Phillips 66	77,081	7,354,298

		$31,030,677

Paper & Forest Products — 0.8%
Stora Enso Oyj	358,359	$4,820,752

		$4,820,752

Personal Products — 1.0%
Unilever PLC	116,525	$6,121,530

		$6,121,530

Pharmaceuticals — 7.5%
AstraZeneca PLC	32,646	$2,364,937
Eli Lilly & Co.	51,705	6,197,361
GlaxoSmithKline PLC	351,931	6,836,106
Johnson & Johnson	54,075	7,196,301
Novartis AG	78,400	6,844,380
Novo Nordisk A/S, Class B	95,604	4,480,585
Roche Holding AG	26,711	7,106,079
Zoetis, Inc.	74,355	6,406,427

		$47,432,176

4

Security	Shares	Value
Professional Services — 1.7%
Randstad NV	37,228	$1,794,555
SGS SA	1,023	2,469,563
Verisk Analytics, Inc.(1)	56,150	6,592,572

		$10,856,690

Semiconductors & Semiconductor Equipment — 2.0%
ASML Holding NV	56,180	$9,824,055
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	68,600	2,580,732

		$12,404,787

Software — 2.4%
Microsoft Corp.	146,914	$15,342,229

		$15,342,229

Specialty Retail — 2.6%
Industria de Diseno Textil SA	260,393	$7,284,026
Tiffany & Co.	32,549	2,888,073
TJX Cos., Inc. (The)	68,117	3,387,458
Ulta Beauty, Inc.(1)	9,462	2,762,147

		$16,321,704

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	59,368	$9,881,210
HP, Inc.	250,455	5,517,524

		$15,398,734

Textiles, Apparel & Luxury Goods — 2.5%
adidas AG	22,615	$5,381,038
LVMH Moet Hennessy Louis Vuitton SE	15,993	5,130,557
Samsonite International SA(3)	745,765	2,217,917
Tapestry, Inc.	78,583	3,041,948

		$15,771,460

Thrifts & Mortgage Finance — 0.5%
MGIC Investment Corp.(1)	241,771	$3,017,302

		$3,017,302

Wireless Telecommunication Services — 1.2%
Tele2 AB, Class B	583,069	$7,299,616

		$7,299,616

Total Common Stocks (identified cost $576,643,037)		$616,190,268

Preferred Stocks — 0.3%

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.1%
CBL & Associates Properties, Inc., Series D, 7.375%	26,850	$393,084

		$393,084

Food Products — 0.1%
Ocean Spray Cranberries, Inc., 6.25%(3)	11,860	$1,037,750

		$1,037,750

5

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23(5)	13,000	$347,620

		$347,620

Oil, Gas & Consumable Fuels — 0.0%(4)
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(5)	16,435	$330,015

		$330,015

Pipelines — 0.0%(4)
Enbridge, Inc., Series B, 6.375% to 4/15/23(5)	2,075	$52,290

		$52,290

Total Preferred Stocks (identified cost $2,285,284)		$2,160,759

Corporate Bonds & Notes — 1.5%

Security	Principal Amount (000’s omitted)	Value
Banks — 0.4%
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(5)(6)	$400	$352,888
Bank of America Corp., Series FF, 5.875% to 3/15/28(5)(6)	295	288,665
Barclays PLC, 7.75% to 9/15/23(5)(6)	335	334,301
Citigroup, Inc., Series M, 6.30% to 5/15/24(5)(6)	240	243,354
Danske Bank A/S, 7.00% to 6/26/25(5)(6)(7)	205	187,319
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(3)(5)(6)	280	274,672
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(5)(6)	317	324,793
Lloyds Banking Group PLC, 7.50% to 9/27/25(5)(6)	250	253,494
Societe Generale SA, 6.75% to 4/6/28(3)(5)(6)	270	246,637

		$2,506,123

Capital Markets — 0.1%
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(5)(6)	$325	$289,323
UBS Group AG, 6.875% to 8/7/25(5)(6)(7)	342	343,352

		$632,675

Construction & Engineering — 0.0%(4)
Abengoa Abenewco 2 SAU, 1.50%, (1.50% Cash or 0.25% Cash and 1.25% PIK), 3/31/23(3)	$323	$6,064

		$6,064

Diversified Financial Services — 0.8%
Cadence Financial Corp., 4.875%, 6/28/19(3)	$863	$863,601
Credito Real SAB de CV SOFOM ER, 9.50%, 2/7/26(3)(8)	200	200,000
PPTT, 2006-A GS, Class A, 5.865%(3)(6)(9)	4,541	3,933,859

		$4,997,460

Electric Utilities — 0.0%(4)
Pacific Gas & Electric Co., 4.25%, 3/15/46(10)	$65	$48,162

		$48,162

Gas Utilities — 0.0%(4)
NiSource, Inc., 5.65% to 6/15/23(3)(5)(6)	$290	$279,608

		$279,608

6

Security	Principal Amount (000’s omitted)	Value
Oil, Gas & Consumable Fuels — 0.1%
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(5)(6)	$422	$346,040
Odebrecht Oil & Gas Finance, Ltd., 0.00%(3)(6)	2,008	35,014
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(5)(6)	370	332,158

		$713,212

Pipelines — 0.1%
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(5)(6)	$360	$324,531

		$324,531

Total Corporate Bonds & Notes (identified cost $12,716,033)		$9,507,835

Short-Term Investments — 1.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(11)	6,522,178	$6,522,178

Total Short-Term Investments (identified cost $6,522,153)		$6,522,178

Total Investments — 99.9% (identified cost $598,166,507)		$634,381,040

Other Assets, Less Liabilities — 0.1%		$473,657

Net Assets — 100.0%		$634,854,697

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $9,095,122 or 1.4% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)	Security converts to floating rate after the indicated fixed-rate coupon period.

(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $530,671 or 0.1% of the Fund’s net assets.

(8)	When-issued security.

(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2019.

(10)	Issuer is in default with respect to interest and/or principal payments.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $17,424.

7

Country Concentration of Portfolio

Country	Percentage of Total Investments		Value
United States	53.6%		$339,995,296
United Kingdom	9.6		61,030,770
Switzerland	4.8		30,265,462
Germany	4.6		28,926,700
Sweden	4.3		27,119,497
Japan	4.1		26,236,044
Australia	3.2		20,383,367
Spain	2.9		18,709,163
France	2.9		18,296,929
Netherlands	2.6		16,530,580
Canada	1.8		11,106,961
Finland	1.7		10,858,945
Italy	1.5		9,491,302
Denmark	0.7		4,667,904
Belgium	0.6		3,710,372
Hong Kong	0.5		3,166,341
Taiwan	0.4		2,580,732
New Zealand	0.2		1,069,661
Mexico	0.0	(1)	200,000
Brazil	0.0	(1)	35,014

Total Investments	100.0%		$634,381,040

(1)	Amount is less than 0.05%.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	367	Long	3/15/19	$49,627,575	$1,876,522
SPI 200 Index	116	Short	3/21/19	(12,272,120)	(185,444)
STOXX Europe 600 Banks Index	1,795	Short	3/15/19	(36,720,332)	(774,537)

					$916,541

SPI 200 Index: Market capitalization-weighted stock index of 200 largest, blue-chip companies listed on the Australian Securities Exchange.

STOXX Europe 600 Banks Index: Index composed of companies from the European banks sector.

Abbreviations:

ADR	-	American Depositary Receipt

PIK	-	Payment In Kind

PPTT	-	Preferred Pass-Through Trust

USD	-	United States Dollar

At January 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

8

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets particularly in connection with engaging in the dividend capture trading strategy.

At January 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $1,876,522 and $959,981, respectively

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$44,030,347	$13,909,770	$—	$57,940,117
Consumer Discretionary	29,380,362	48,842,166	—	78,222,528
Consumer Staples	14,984,140	29,207,841	—	44,191,981
Energy	31,219,465	4,617,791	—	35,837,256
Financials	48,953,514	47,601,709	—	96,555,223
Health Care	51,522,329	32,680,307	—	84,202,636
Industrials	36,635,428	47,245,826	—	83,881,254
Information Technology	41,156,168	20,458,665	—	61,614,833
Materials	7,074,312	22,652,112	—	29,726,424
Real Estate	12,901,610	—	—	12,901,610
Utilities	17,375,694	13,740,712	—	31,116,406
Total Common Stocks	$335,233,369	$280,956,899 *	$—	$616,190,268
Preferred Stocks
Consumer Staples	$—	$1,037,750	$—	$1,037,750
Energy	382,305	—	—	382,305
Real Estate	393,084	—	—	393,084
Utilities	347,620	—	—	347,620
Total Preferred Stocks	$1,123,009	$1,037,750	$—	$2,160,759
Corporate Bonds & Notes	$—	$9,507,835	$—	$9,507,835
Short-Term Investments	—	6,522,178	—	6,522,178
Total Investments	$336,356,378	$298,024,662	$—	$634,381,040
Futures Contracts	$1,876,522	$—	$—	$1,876,522
Total	$338,232,900	$298,024,662	$—	$636,257,562

Liability Description
Futures Contracts	$—	$(959,981)	$—	$(959,981)
Total	$—	$(959,981)	$—	$(959,981)

9

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

January 31, 2019 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2019, the value of the Fund’s investment in the Portfolio was $90,389,957 and the Fund owned 58.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 1.2%
Raytheon Co.	11,121	$1,832,296

		$1,832,296

Air Freight & Logistics — 0.5%
FedEx Corp.	4,095	$727,149

		$727,149

Auto Components — 0.9%
Aptiv PLC	17,499	$1,384,696

		$1,384,696

Beverages — 2.3%
Coca-Cola Co. (The)	29,800	$1,434,274
Constellation Brands, Inc., Class A	12,006	2,084,962

		$3,519,236

Biotechnology — 3.4%
Celgene Corp.(1)	7,740	$684,680
Loxo Oncology, Inc.(1)	4,543	1,065,788
Vertex Pharmaceuticals, Inc.(1)	18,054	3,446,689

		$5,197,157

Building Products — 1.1%
Fortune Brands Home & Security, Inc.	35,933	$1,627,765

		$1,627,765

Capital Markets — 2.8%
Charles Schwab Corp. (The)	68,069	$3,183,587
S&P Global, Inc.	5,966	1,143,384

		$4,326,971

Chemicals — 2.9%
Celanese Corp., Series A	14,828	$1,419,929
Ecolab, Inc.	10,051	1,589,767
Sherwin-Williams Co. (The)	3,564	1,502,297

		$4,511,993

Commercial Services & Supplies — 0.5%
Waste Connections, Inc.	10,167	$849,555

		$849,555

Electrical Equipment — 1.6%
AMETEK, Inc.	34,300	$2,500,470

		$2,500,470

Electronic Equipment, Instruments & Components — 0.9%
Littelfuse, Inc.	7,783	$1,367,629

		$1,367,629

1

Security	Shares	Value
Entertainment — 4.1%
Activision Blizzard, Inc.	15,440	$729,386
Netflix, Inc.(1)	10,469	3,554,225
Walt Disney Co. (The)	18,526	2,066,020

		$6,349,631

Food & Staples Retailing — 0.8%
US Foods Holding Corp.(1)	37,013	$1,248,078

		$1,248,078

Food Products — 0.6%
Mondelez International, Inc., Class A	21,503	$994,729

		$994,729

Health Care Equipment & Supplies — 3.6%
Align Technology, Inc.(1)	2,983	$742,618
Danaher Corp.	11,868	1,316,399
Intuitive Surgical, Inc.(1)	3,354	1,756,288
Stryker Corp.	9,839	1,747,111

		$5,562,416

Health Care Providers & Services — 2.8%
UnitedHealth Group, Inc.	16,173	$4,369,945

		$4,369,945

Interactive Media & Services — 15.6%
Alphabet, Inc., Class A(1)	4,500	$5,066,505
Alphabet, Inc., Class C(1)	5,402	6,030,631
Cargurus, Inc.(1)	16,384	700,744
Facebook, Inc., Class A(1)	37,408	6,235,539
IAC/InterActiveCorp.(1)	8,636	1,824,614
Twitter, Inc.(1)	131,089	4,399,347

		$24,257,380

Internet & Direct Marketing Retail — 9.7%
Amazon.com, Inc.(1)	7,993	$13,737,809
Booking Holdings, Inc.(1)	735	1,347,115

		$15,084,924

IT Services — 8.7%
Fiserv, Inc.(1)	13,974	$1,158,864
GoDaddy, Inc., Class A(1)	61,194	4,199,744
Okta, Inc.(1)	29,863	2,461,607
Visa, Inc., Class A	42,000	5,670,420

		$13,490,635

Life Sciences Tools & Services — 0.6%
Illumina, Inc.(1)	3,432	$960,239

		$960,239

Multiline Retail — 0.6%
Dollar Tree, Inc.(1)	9,018	$873,213

		$873,213

Oil, Gas & Consumable Fuels — 1.7%
Devon Energy Corp.	40,020	$1,066,533
EOG Resources, Inc.	15,894	1,576,685

		$2,643,218

2

Security	Shares	Value
Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	11,555	$1,576,333

		$1,576,333

Pharmaceuticals — 2.6%
Eli Lilly & Co.	13,033	$1,562,135
Zoetis, Inc.	29,530	2,544,305

		$4,106,440

Road & Rail — 3.4%
J.B. Hunt Transport Services, Inc.	17,534	$1,876,839
Norfolk Southern Corp.	10,434	1,750,199
Union Pacific Corp.	10,178	1,619,015

		$5,246,053

Semiconductors & Semiconductor Equipment — 4.6%
Broadcom, Inc.	5,289	$1,418,774
Monolithic Power Systems, Inc.	29,169	3,691,629
Texas Instruments, Inc.	19,463	1,959,535

		$7,069,938

Software — 10.2%
Adobe, Inc.(1)	22,792	$5,648,313
Intuit, Inc.	4,396	948,745
Palo Alto Networks, Inc.(1)	9,985	2,144,978
Proofpoint, Inc.(1)	7,763	790,817
SailPoint Technologies Holding, Inc.(1)	41,753	1,192,048
salesforce.com, inc.(1)	33,800	5,136,586

		$15,861,487

Specialty Retail — 3.5%
Home Depot, Inc. (The)	9,189	$1,686,457
TJX Cos., Inc. (The)	38,432	1,911,224
Ulta Beauty, Inc.(1)	6,209	1,812,531

		$5,410,212

Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	17,520	$2,916,029
HP, Inc.	52,716	1,161,333

		$4,077,362

Textiles, Apparel & Luxury Goods — 2.9%
Lululemon Athletica, Inc.(1)	14,330	$2,118,117
NIKE, Inc., Class B	19,321	1,582,003
Tapestry, Inc.	20,005	774,394

		$4,474,514

Trading Companies & Distributors — 1.3%
United Rentals, Inc.(1)	15,867	$1,987,500

		$1,987,500

Total Common Stocks (identified cost $74,443,059)		$153,489,164

3

Short-Term Investments — 1.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(2)	1,626,835	$1,626,835

Total Short-Term Investments (identified cost $1,626,652)		$1,626,835

Total Investments — 100.0% (identified cost $76,069,711)		$155,115,999

Other Assets, Less Liabilities — (0.0)%(3)		$(66,176)

Net Assets — 100.0%		$155,049,823

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $18,606.

(3)	Amount is less than (0.05)%.

The Portfolio did not have any open derivative instruments at January 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$153,489,164	*	$—	$—	$153,489,164
Short-Term Investments	—		1,626,835	—	1,626,835
Total Investments	$153,489,164		$1,626,835	$—	$155,115,999

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Tax-Managed Small-Cap Fund

January 31, 2019 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2019, the value of the Fund’s investment in the Portfolio was $113,861,953 and the Fund owned 68.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.8%

Security	Shares	Value
Aerospace & Defense — 3.4%
Hexcel Corp.	56,177	$3,803,745
Mercury Systems, Inc.(1)	31,908	1,870,766

		$5,674,511

Auto Components — 0.9%
Visteon Corp.(1)	20,364	$1,565,788

		$1,565,788

Banks — 5.7%
Columbia Banking System, Inc.	65,210	$2,396,467
Sterling Bancorp	146,337	2,815,524
Stock Yards Bancorp, Inc.	57,349	1,982,555
Wintrust Financial Corp.	33,619	2,391,656

		$9,586,202

Biotechnology — 0.8%
Ligand Pharmaceuticals, Inc.(1)	11,012	$1,300,517

		$1,300,517

Building Products — 0.7%
Trex Co., Inc.(1)	17,107	$1,193,384

		$1,193,384

Capital Markets — 3.1%
Cohen & Steers, Inc.	102,510	$3,857,451
Lazard, Ltd., Class A	32,330	1,286,411

		$5,143,862

Chemicals — 4.3%
Balchem Corp.	26,408	$2,192,392
NewMarket Corp.	6,575	2,637,167
Valvoline, Inc.	109,245	2,415,407

		$7,244,966

Commercial Services & Supplies — 3.5%
Brink’s Co. (The)	36,930	$2,734,667
Multi-Color Corp.	36,719	1,709,269
Viad Corp.	26,592	1,401,398

		$5,845,334

Distributors — 0.5%
Pool Corp.	5,726	$858,385

		$858,385

1

Security	Shares	Value
Diversified Consumer Services — 4.5%
Bright Horizons Family Solutions, Inc.(1)	8,350	$966,846
Grand Canyon Education, Inc.(1)	36,541	3,396,121
ServiceMaster Global Holdings, Inc.(1)	82,557	3,218,897

		$7,581,864

Electric Utilities — 1.5%
ALLETE, Inc.	33,231	$2,556,793

		$2,556,793

Electrical Equipment — 1.5%
EnerSys	28,398	$2,421,214

		$2,421,214

Energy Equipment & Services — 0.6%
Oceaneering International, Inc.(1)	68,057	$1,067,814

		$1,067,814

Equity Real Estate Investment Trusts (REITs) — 8.6%
Acadia Realty Trust	69,012	$1,982,715
American Homes 4 Rent, Class A	69,739	1,541,929
CubeSmart	76,637	2,371,915
EastGroup Properties, Inc.	22,174	2,294,122
Healthcare Realty Trust, Inc.	71,155	2,297,595
Rexford Industrial Realty, Inc.	64,730	2,174,928
STORE Capital Corp.	52,595	1,699,871

		$14,363,075

Food & Staples Retailing — 1.0%
Performance Food Group Co.(1)	48,230	$1,647,537

		$1,647,537

Food Products — 0.5%
J&J Snack Foods Corp.	5,515	$851,240

		$851,240

Gas Utilities — 1.8%
ONE Gas, Inc.	36,122	$2,967,422

		$2,967,422

Health Care Equipment & Supplies — 7.2%
ICU Medical, Inc.(1)	18,477	$4,597,078
Integra LifeSciences Holdings Corp.(1)	37,878	1,793,902
Masimo Corp.(1)	14,973	1,862,491
West Pharmaceutical Services, Inc.	21,767	2,356,713
Wright Medical Group NV(1)	46,139	1,376,788

		$11,986,972

2

Security	Shares	Value
Health Care Providers & Services — 4.0%
Addus HomeCare Corp.(1)	23,230	$1,397,285
Amedisys, Inc.(1)	17,507	2,296,218
Chemed Corp.	6,853	2,041,783
R1 RCM, Inc.(1)	111,160	902,619

		$6,637,905

Hotels, Restaurants & Leisure — 0.3%
Texas Roadhouse, Inc.	8,913	$542,267

		$542,267

Household Products — 1.0%
Central Garden & Pet Co., Class A(1)	45,394	$1,616,934

		$1,616,934

Insurance — 4.7%
AMERISAFE, Inc.	23,220	$1,379,500
First American Financial Corp.	38,940	1,950,115
Horace Mann Educators Corp.	58,766	2,447,604
Kinsale Capital Group, Inc.	7,970	462,260
RLI Corp.	23,759	1,568,332

		$7,807,811

Interactive Media & Services — 1.3%
Eventbrite, Inc., Class A(1)	74,188	$2,226,382

		$2,226,382

IT Services — 4.6%
Conduent, Inc.(1)	98,130	$1,251,158
CSG Systems International, Inc.	63,196	2,287,063
Euronet Worldwide, Inc.(1)	36,728	4,224,087

		$7,762,308

Leisure Products — 0.7%
Brunswick Corp.	23,507	$1,182,872

		$1,182,872

Machinery — 4.0%
Milacron Holdings Corp.(1)	133,376	$1,848,591
RBC Bearings, Inc.(1)	12,283	1,712,496
Woodward, Inc.	34,282	3,114,520

		$6,675,607

Marine — 1.6%
Kirby Corp.(1)	35,843	$2,684,999

		$2,684,999

3

Security	Shares	Value
Oil, Gas & Consumable Fuels — 1.5%
Gulfport Energy Corp.(1)	99,864	$837,859
Jagged Peak Energy, Inc.(1)	56,647	596,493
PDC Energy, Inc.(1)	33,652	1,096,046

		$2,530,398

Pharmaceuticals — 2.1%
Catalent, Inc.(1)	95,723	$3,535,050

		$3,535,050

Road & Rail — 1.3%
Landstar System, Inc.	21,576	$2,191,690

		$2,191,690

Software — 11.0%
ACI Worldwide, Inc.(1)	152,045	$4,494,450
Altair Engineering, Inc., Class A(1)	111,463	3,609,172
Blackbaud, Inc.	25,600	1,832,960
CDK Global, Inc.	29,494	1,442,552
Ceridian HCM Holding, Inc.(1)	38,428	1,583,618
Envestnet, Inc.(1)	20,388	1,106,049
RealPage, Inc.(1)	76,346	4,257,816

		$18,326,617

Specialty Retail — 2.5%
Floor & Decor Holdings, Inc., Class A(1)	29,382	$1,007,509
Hudson, Ltd., Class A(1)	41,623	536,104
Monro, Inc.	23,461	1,681,216
National Vision Holdings, Inc.(1)	27,299	867,016

		$4,091,845

Textiles, Apparel & Luxury Goods — 3.5%
Columbia Sportswear Co.	27,859	$2,484,744
Gildan Activewear, Inc.	100,878	3,417,747

		$5,902,491

Thrifts & Mortgage Finance — 0.8%
Essent Group, Ltd.(1)	31,977	$1,271,086

		$1,271,086

Trading Companies & Distributors — 1.5%
Applied Industrial Technologies, Inc.	43,722	$2,580,035

		$2,580,035

4

Security	Shares	Value
Water Utilities — 0.3%
Middlesex Water Co.	8,585	$482,477

		$482,477

Total Common Stocks (identified cost $131,166,786)		$161,905,654

Exchange-Traded Funds — 2.8%

Security	Shares	Value
Equity Funds — 2.8%
iShares Russell 2000 ETF	32,242	$4,805,993

Total Exchange-Traded Funds (identified cost $4,798,045)		$4,805,993

Short-Term Investments — 3.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(2)	4,985,903	$4,985,903

Total Short-Term Investments (identified cost $4,985,625)		$4,985,903

Total Investments — 102.6% (identified cost $140,950,456)		$171,697,550

Other Assets, Less Liabilities — (2.6)%		$(4,416,106)

Net Assets — 100.0%		$167,281,444

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $18,462.

5

The Portfolio did not have any open derivative instruments at January 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$161,905,654	*	$—	$—	$161,905,654
Exchange-Traded Funds	4,805,993		—	—	4,805,993
Short-Term Investments	—		4,985,903	—	4,985,903
Total Investments	$166,711,647		$4,985,903	$—	$171,697,550

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Global Small-Cap Equity Fund

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Australia — 2.2%
Bapcor, Ltd.	48,397	$217,738
Challenger, Ltd.	21,533	113,649
National Storage REIT	132,628	173,212
Nine Entertainment Co. Holdings, Ltd.	125,894	133,654
Northern Star Resources, Ltd.	9,519	60,845
OZ Minerals, Ltd.	6,351	45,254
Regis Resources, Ltd.	21,521	81,446

		$825,798

Austria — 0.2%
ams AG	2,162	$57,954

		$57,954

Belgium — 0.4%
Melexis NV	2,281	$160,834

		$160,834

Bermuda — 0.6%
Essent Group, Ltd.(1)	2,695	$107,126
Hudson, Ltd., Class A(1)	9,161	117,994

		$225,120

Canada — 5.5%
Boyd Group Income Fund	1,763	$159,132
CAE, Inc.	14,803	314,548
Canadian Apartment Properties REIT	6,955	247,722
CES Energy Solutions Corp.	53,317	134,718
Detour Gold Corp.(1)	9,335	93,496
Gildan Activewear, Inc.	14,907	505,049
Kirkland Lake Gold, Ltd.	3,405	109,539
Laurentian Bank of Canada	3,898	131,036
Lundin Mining Corp.	6,060	27,672
North West Co., Inc. (The)	6,247	148,194
Pan American Silver Corp.	3,786	56,475
Seven Generations Energy, Ltd., Class A(1)	16,933	131,448

		$2,059,029

France — 1.0%
Nexity SA	3,181	$148,568
Rubis SCA	3,471	207,188

		$355,756

Germany — 2.8%
Axel Springer SE	3,224	$197,400
Bechtle AG	1,659	132,007
Brenntag AG	5,024	237,874

1

Security	Shares	Value
Carl Zeiss Meditec AG	2,102	$190,782
Norma Group SE	4,381	231,713
Salzgitter AG	1,461	44,141

		$1,033,917

Hong Kong — 1.1%
Hysan Development Co., Ltd.	47,927	$249,405
Samsonite International SA(2)	51,783	154,003

		$403,408

Ireland — 1.0%
Green REIT PLC	94,805	$156,908
UDG Healthcare PLC	30,454	231,844

		$388,752

Italy — 2.9%
Amplifon SpA	14,795	$265,059
Banca Generali SpA	8,496	200,428
DiaSorin SpA	2,561	234,520
MARR SpA	6,595	157,831
Moncler SpA	5,812	218,733

		$1,076,571

Japan — 11.7%
77 Bank, Ltd. (The)	10,537	$185,630
Asahi Co., Ltd.	15,220	204,214
Daiichikosho Co., Ltd.	5,170	244,232
FP Corp.	3,197	181,628
H.I.S. Co., Ltd.	6,444	243,676
Invesco Office J REIT, Inc.	1,314	198,173
Japan Hotel REIT Investment Corp.	230	176,436
Japan Lifeline Co., Ltd.	9,200	140,018
K’s Holdings Corp.	14,300	142,479
Kewpie Corp.	10,400	236,369
Kuraray Co., Ltd.	11,000	169,165
Mitsui Fudosan Logistics Park, Inc.	51	161,932
Morinaga & Co., Ltd.	3,700	152,083
Nabtesco Corp.	6,000	158,741
Nippon Light Metal Holdings Co., Ltd.	78,000	173,082
Nohmi Bosai, Ltd.	7,360	124,212
Nomura Co., Ltd.	12,000	326,832
Okamura Corp.	16,400	211,437
Penta-Ocean Construction Co., Ltd.	40,681	238,818
Press Kogyo Co., Ltd.	27,700	150,373
Ship Healthcare Holdings, Inc.	3,900	147,504
Sumco Corp.	7,467	103,965
Toho Co., Ltd.	4,652	169,701
Yamaha Corp.	3,210	140,481

		$4,381,181

Luxembourg — 0.1%
APERAM SA	1,116	$34,066

		$34,066

2

Security	Shares	Value
Netherlands — 3.4%
Aalberts Industries NV	6,818	$238,800
GrandVision NV(2)	13,653	304,406
IMCD NV	5,528	403,424
NSI NV	4,174	175,869
Wright Medical Group NV(1)	5,315	158,600

		$1,281,099

New Zealand — 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	17,454	$151,902

		$151,902

Sweden — 2.9%
Boliden AB	3,126	$78,238
Fabege AB	13,781	201,090
Husqvarna AB, Class B	33,086	252,883
Indutrade AB	10,939	275,132
Trelleborg AB, Class B	15,357	258,679

		$1,066,022

Switzerland — 1.5%
Galenica AG(2)	4,234	$193,332
VZ Holding AG	1,333	353,452

		$546,784

United Kingdom — 6.2%
Cairn Energy PLC(1)	47,543	$116,662
DS Smith PLC	67,757	300,494
First Derivatives PLC	5,832	170,055
Grainger PLC	84,130	251,986
Halma PLC	20,967	385,624
Hastings Group Holdings PLC(2)	42,338	116,567
Hiscox, Ltd.	12,287	228,644
Inchcape PLC	19,538	147,013
Melrose Industries PLC	164,092	363,715
WH Smith PLC	9,686	248,638

		$2,329,398

United States — 55.1%
Acadia Realty Trust	8,298	$238,402
ACI Worldwide, Inc.(1)	17,299	511,358
Addus HomeCare Corp.(1)	2,759	165,954
ALLETE, Inc.	2,794	214,970
Alliant Energy Corp.	4,268	189,798
Altair Engineering, Inc., Class A(1)	11,779	381,404
Amedisys, Inc.(1)	2,230	292,487
American Homes 4 Rent, Class A	7,413	163,901
AMERISAFE, Inc.	1,920	114,067
AMETEK, Inc.	4,877	355,533
Applied Industrial Technologies, Inc.	5,638	332,698
Balchem Corp.	2,007	166,621
Ball Corp.	2,570	134,360
Black Knight, Inc.(1)	8,609	423,477

3

Security	Shares	Value
Blackbaud, Inc.	2,728	$195,325
Bright Horizons Family Solutions, Inc.(1)	1,222	141,495
Brink’s Co. (The)	4,180	309,529
Brunswick Corp.	4,025	202,538
Catalent, Inc.(1)	9,852	363,834
CDK Global, Inc.	4,018	196,520
Central Garden & Pet Co., Class A(1)	4,003	142,587
Ceridian HCM Holding, Inc.(1)	2,856	117,696
Chemed Corp.	495	147,480
CMS Energy Corp.	4,521	235,725
Cohen & Steers, Inc.	8,917	335,547
Columbia Banking System, Inc.	5,898	216,752
Columbia Sportswear Co.	3,239	288,886
Conduent, Inc.(1)	10,827	138,044
Cooper Cos., Inc. (The)	655	182,588
Copart, Inc.(1)	3,096	156,750
CSG Systems International, Inc.	1,903	68,870
CubeSmart	9,397	290,837
Diamondback Energy, Inc.	3,025	311,938
Douglas Emmett, Inc.	4,796	181,433
EastGroup Properties, Inc.	2,713	280,687
EnerSys	3,705	315,888
Envestnet, Inc.(1)	2,160	117,180
Essex Property Trust, Inc.	1,358	368,290
Euronet Worldwide, Inc.(1)	3,322	382,063
Eventbrite, Inc., Class A(1)	6,442	193,324
Federal Realty Investment Trust	1,729	229,214
First American Financial Corp.	2,363	118,339
First Republic Bank	3,062	295,881
Floor & Decor Holdings, Inc., Class A(1)	3,735	128,073
Grand Canyon Education, Inc.(1)	3,484	323,803
Gulfport Energy Corp.(1)	8,725	73,203
Healthcare Realty Trust, Inc.	4,850	156,607
Hexcel Corp.	6,698	453,522
Horace Mann Educators Corp.	4,144	172,598
ICU Medical, Inc.(1)	1,383	344,090
Integra LifeSciences Holdings Corp.(1)	3,846	182,147
J&J Snack Foods Corp.	564	87,053
Jagged Peak Energy, Inc.(1)	8,208	86,430
Jazz Pharmaceuticals PLC(1)	1,376	173,225
Kansas City Southern	1,341	141,811
Kinsale Capital Group, Inc.	990	57,420
Kirby Corp.(1)	3,274	245,255
Landstar System, Inc.	1,959	198,995
Lazard, Ltd., Class A	3,639	144,796
Ligand Pharmaceuticals, Inc.(1)	883	104,282
Masimo Corp.(1)	1,589	197,656
Mercury Systems, Inc.(1)	2,556	149,858
Middlesex Water Co.	766	43,049
Milacron Holdings Corp.(1)	15,968	221,316
Monro, Inc.	3,217	230,530
Multi-Color Corp.	4,542	211,430
National Retail Properties, Inc.	3,426	180,584
National Vision Holdings, Inc.(1)	5,727	181,890
NewMarket Corp.	900	360,981

4

Security	Shares	Value
Oceaneering International, Inc.(1)	10,828	$169,891
ONE Gas, Inc.	4,558	374,440
PDC Energy, Inc.(1)	3,499	113,962
Performance Food Group Co.(1)	5,303	181,150
Pinnacle West Capital Corp.	2,133	187,960
Pool Corp.	970	145,413
R1 RCM, Inc.(1)	6,621	53,763
RBC Bearings, Inc.(1)	571	79,609
RealPage, Inc.(1)	8,315	463,728
Rexford Industrial Realty, Inc.	8,733	293,429
RLI Corp.	4,453	293,943
ServiceMaster Global Holdings, Inc.(1)	8,688	338,745
Sterling Bancorp	16,376	315,074
Stock Yards Bancorp, Inc.	5,320	183,912
Teleflex, Inc.	1,334	364,849
Tractor Supply Co.	4,640	396,256
Trex Co., Inc.(1)	1,547	107,919
Valvoline, Inc.	17,134	378,833
Viad Corp.	2,648	139,550
Visteon Corp.(1)	2,393	183,998
West Pharmaceutical Services, Inc.	2,296	248,588
Wintrust Financial Corp.	2,246	159,780
Woodward, Inc.	3,142	285,451

		$20,521,117

Total Common Stocks (identified cost $33,246,209)		$36,898,708

Short-Term Investments — 0.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(3)	340,696	$340,696

Total Short-Term Investments (identified cost $340,696)		$340,696

Total Investments — 99.9% (identified cost $33,586,905)		$37,239,404

Other Assets, Less Liabilities — 0.1%		$34,912

Net Assets — 100.0%		$37,274,316

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $768,308 or 2.1% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $911.

5

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	19.1%	$7,123,959
Consumer Discretionary	15.0	5,609,307
Health Care	12.2	4,534,504
Real Estate	12.1	4,524,685
Information Technology	11.1	4,130,316
Financials	10.3	3,844,641
Materials	6.7	2,496,336
Utilities	3.9	1,453,130
Energy	3.1	1,138,252
Consumer Staples	3.0	1,105,267
Communication Services	2.5	938,311
Short-Term Investments	0.9	340,696

Total Investments	99.9%	$37,239,404

The Fund did not have any open derivative instruments at January 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$5,762,289		$—	$5,762,289
Developed Europe	158,600	8,172,553		—	8,331,153
North America	22,805,266	—		—	22,805,266
Total Common Stocks	$22,963,866	$13,934,842	*	$—	$36,898,708
Short-Term Investments	$—	$340,696		$—	$340,696
Total Investments	$22,963,866	$14,275,538		$—	$37,239,404

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Tax-Managed Value Fund

January 31, 2019 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2019, the value of the Fund’s investment in the Portfolio was $580,094,386 and the Fund owned 81.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 2.7%
Hexcel Corp.	82,243	$5,568,674
United Technologies Corp.	113,000	13,341,910

		$18,910,584

Air Freight & Logistics — 1.6%
C.H. Robinson Worldwide, Inc.	134,430	$11,664,491

		$11,664,491

Banks — 15.1%
Bank of America Corp.	233,970	$6,661,126
Citigroup, Inc.	81,079	5,226,352
JPMorgan Chase & Co.	345,410	35,749,935
KeyCorp	669,553	11,027,538
PNC Financial Services Group, Inc. (The)	142,029	17,422,697
U.S. Bancorp	237,562	12,153,672
Wells Fargo & Co.	386,390	18,898,335

		$107,139,655

Beverages — 0.2%
Constellation Brands, Inc., Class A	10,223	$1,775,326

		$1,775,326

Building Products — 1.1%
A.O. Smith Corp.	160,667	$7,689,523

		$7,689,523

Capital Markets — 2.8%
Ameriprise Financial, Inc.	32,971	$4,174,129
Charles Schwab Corp. (The)	332,667	15,558,835

		$19,732,964

Chemicals — 1.6%
DowDuPont, Inc.	218,346	$11,749,198

		$11,749,198

Consumer Finance — 1.4%
American Express Co.	59,190	$6,078,813
Discover Financial Services	53,429	3,605,923

		$9,684,736

Containers & Packaging — 2.2%
Ball Corp.	203,965	$10,663,290
Packaging Corp. of America	55,675	5,251,266

		$15,914,556

Diversified Telecommunication Services — 3.6%
Verizon Communications, Inc.	462,890	$25,486,723

		$25,486,723

1

Security	Shares	Value
Electric Utilities — 3.8%
NextEra Energy, Inc.	151,637	$27,139,990

		$27,139,990

Electrical Equipment — 0.8%
Rockwell Automation, Inc.	33,916	$5,749,440

		$5,749,440

Electronic Equipment, Instruments & Components — 0.7%
FLIR Systems, Inc.	103,993	$5,083,178

		$5,083,178

Entertainment — 0.2%
Walt Disney Co. (The)	15,247	$1,700,346

		$1,700,346

Equity Real Estate Investment Trusts (REITs) — 4.8%
AvalonBay Communities, Inc.	61,622	$11,888,116
Boston Properties, Inc.	59,105	7,794,176
Mid-America Apartment Communities, Inc.	42,931	4,348,052
Simon Property Group, Inc.	54,180	9,867,262

		$33,897,606

Food Products — 4.2%
McCormick & Co., Inc.(1)	72,619	$8,978,613
Mondelez International, Inc., Class A	184,381	8,529,465
Nestle SA	138,900	12,109,841

		$29,617,919

Health Care Equipment & Supplies — 3.4%
Baxter International, Inc.	61,563	$4,462,702
Boston Scientific Corp.(2)	239,134	9,122,962
Stryker Corp.	58,093	10,315,574

		$23,901,238

Health Care Providers & Services — 2.1%
UnitedHealth Group, Inc.	54,654	$14,767,511

		$14,767,511

Hotels, Restaurants & Leisure — 0.3%
Marriott International, Inc., Class A	15,724	$1,800,870

		$1,800,870

Household Durables — 0.6%
D.R. Horton, Inc.	108,684	$4,178,900

		$4,178,900

Household Products — 0.6%
Procter & Gamble Co. (The)	46,913	$4,525,697

		$4,525,697

Industrial Conglomerates — 1.7%
Honeywell International, Inc.	83,731	$12,026,284

		$12,026,284

Insurance — 2.2%
Prudential Financial, Inc.	83,332	$7,678,211
Travelers Cos., Inc. (The)	64,030	8,038,326

		$15,716,537

2

Security	Shares	Value
Interactive Media & Services — 2.7%
Alphabet, Inc., Class A(2)	9,050	$10,189,304
Alphabet, Inc., Class C(2)	8,199	9,153,118

		$19,342,422

IT Services — 0.8%
Visa, Inc., Class A(1)	44,697	$6,034,542

		$6,034,542

Life Sciences Tools & Services — 2.8%
Thermo Fisher Scientific, Inc.	81,604	$20,047,655

		$20,047,655

Multi-Utilities — 3.2%
CMS Energy Corp.	68,853	$3,589,996
Sempra Energy	162,537	19,013,578

		$22,603,574

Oil, Gas & Consumable Fuels — 10.6%
Chevron Corp.	147,810	$16,946,416
ConocoPhillips	217,851	14,746,334
EOG Resources, Inc.	125,646	12,464,083
Exxon Mobil Corp.	249,154	18,258,005
Occidental Petroleum Corp.	44,024	2,939,923
Phillips 66	109,182	10,417,055

		$75,771,816

Personal Products — 1.8%
Estee Lauder Cos., Inc. (The), Class A	94,712	$12,920,611

		$12,920,611

Pharmaceuticals — 8.0%
Eli Lilly & Co.	128,396	$15,389,545
Johnson & Johnson	151,536	20,166,411
Merck & Co., Inc.	167,049	12,433,457
Zoetis, Inc.	101,295	8,727,577

		$56,716,990

Road & Rail — 1.1%
Union Pacific Corp.	50,876	$8,092,845

		$8,092,845

Semiconductors & Semiconductor Equipment — 2.9%
Intel Corp.	258,430	$12,177,222
QUALCOMM, Inc.(1)	169,860	8,411,467

		$20,588,689

Software — 0.9%
Microsoft Corp.	30,330	$3,167,362
Oracle Corp.	62,474	3,138,069

		$6,305,431

Specialty Retail — 3.6%
Home Depot, Inc. (The)	81,060	$14,876,942
Tiffany & Co.	79,703	7,072,047
TJX Cos., Inc. (The)	68,155	3,389,348

		$25,338,337

3

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	90,487	$15,060,656

		$15,060,656

Textiles, Apparel & Luxury Goods — 1.5%
Lululemon Athletica, Inc.(2)	44,346	$6,554,782
Tapestry, Inc.	98,212	3,801,787

		$10,356,569

Total Common Stocks (identified cost $371,825,904)		$709,033,409

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(3)	1,566,488	$1,566,488

Total Short-Term Investments (identified cost $1,566,488)		$1,566,488

Total Investments — 99.9% (identified cost $373,392,392)		$710,599,897

Other Assets, Less Liabilities — 0.1%		$906,304

Net Assets — 100.0%		$711,506,201

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at January 31, 2019. The aggregate market value of securities on loan at January 31, 2019 was $22,109,278 and the total market value of the collateral received by the Portfolio was $22,744,761, comprised of U.S. Government and/or agencies securities.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $7,888.

The Portfolio did not have any open derivative instruments at January 31, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$46,529,491	$—		$—	$46,529,491
Consumer Discretionary	41,674,676	—		—	41,674,676
Consumer Staples	36,729,712	12,109,841		—	48,839,553
Energy	75,771,816	—		—	75,771,816
Financials	152,273,892	—		—	152,273,892
Health Care	115,433,394	—		—	115,433,394
Industrials	64,133,167	—		—	64,133,167
Information Technology	53,072,496	—		—	53,072,496
Materials	27,663,754	—		—	27,663,754
Real Estate	33,897,606	—		—	33,897,606
Utilities	49,743,564	—		—	49,743,564
Total Common Stocks	$696,923,568	$12,109,841	*	$—	$709,033,409
Short-Term Investments	$—	$1,566,488		$—	$1,566,488
Total Investments	$696,923,568	$13,676,329		$—	$710,599,897

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019